Filed on: April 29, 2026	File No. 333-41180 File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	37	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	86	☒
(Check appropriate box or boxes)
SBL VARIABLE ANNUITY ACCOUNT XIV
(SecureDesigns)

(Exact Name of Registered Separate Account)
Security Benefit Life Insurance Company

(Name of Insurance Company)
One Security Benefit Place, Topeka, Kansas 66636-0001

(Address of Insurance Company’s Principal Executive Offices)
(785) 438-3000

(Insurance Company’s Telephone Number, Including Area Code)
Alison Pollock, Assistant General Counsel
Security Benefit Life Insurance Company
One Security Benefit Place, Topeka, KS 66636-0001

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2026, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on May 1, 2026, pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☐
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Prospectus
May 1, 2026

SECUREDESIGNS® VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, LLC
32-69179-00 2026/05/01
V6917

SECUREDESIGNS® VARIABLE ANNUITY
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the SecureDesigns Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, such deductions will not reduce the Guaranteed Lifetime Withdrawal Benefit Rider. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called SBL Variable Annuity Account XIV (the “Separate Account”), or to the Fixed Account (if it is available under your Contract). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract and the Fixed Account (if available) is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. Neither the refund nor the Contract Value will include any Credit Enhancements, if applicable. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by additional fees and charges. All or a portion of your Credit Enhancement may be recaptured upon cancellation of your Contract under the free look provision, surrender, withdrawal, or death.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
V6917
Protected by U.S. Patent No. 7,251,623 B1.
32-69179-00 2026/05/01

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Credit — An amount added to Contract Value under the Automatic Bonus Credit Rider.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved), or the Guaranteed Lifetime Withdrawal Benefit Rider.
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General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts and the Fixed Account (if available).
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract.
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Because of the withdrawal charge and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests. The Fixed Account option (if available under your Contract), which guarantees the principal and a minimum interest rate, may also be available for investment. If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account.
Additional information about the Underlying Funds currently available under the Contract  and the Fixed Account (if available) is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, there are certain Annuity Options which permit withdrawals of Contract Value after the Annuity Start Date. Optional benefits (e.g., the Annual Stepped Up Death Benefit) terminate upon annuitization if you elect one of Annuity Options 1 through 4, 7, or 8. If you elect Annuity Option 5 or 6, the optional benefit will continue after the Annuity Start Date if you purchase the Waiver of Withdrawal Charge Rider or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved), and the Company will continue to deduct optional benefit charges after the Annuity Start Date.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. For Contract Owners aged 80 or younger on the Contract issue date, the Contract includes a standard death benefit that will pay the higher of Contract Value or total Purchase Payments (adjusted for any outstanding Contract Debt, any pro rata account administration charge, prior withdrawals, including any withdrawal charges, and any uncollected premium tax) upon your or the Annuitant’s death. For Contract Owners aged 81 and older on the Contract issue date, the standard death benefit will be equal to the Contract Value only. If you elect to purchase an optional rider that provides an enhanced death benefit for an additional charge, you have the opportunity to leave your beneficiary a death benefit greater than the standard death benefit.
Loans. If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. A loan must be taken and repaid prior to the Annuity Commencement Date.
Waiver of Withdrawal Charge Rider. For an additional charge, under certain circumstances, we will waive your withdrawal charges.
Extra Credit Rider. For an additional cost during the first seven Contract Years, the Company adds to your Contract Value an amount known as a Credit Enhancement, which is based on a percentage of any Purchase
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Payments made in the first Contract Year. In the past, we offered a version of this rider at no cost. All or a portion of your Credit Enhancement may be recaptured upon free look, surrender, withdrawal, or death.
0-Year or 4-Year Alternate Withdrawal Charge. For an additional cost, this rider makes available an alternative, shorter withdrawal charge schedule. The withdrawal charge varies depending on the Purchase Payment age and will apply in lieu of the Contract’s seven-year withdrawal charge schedule.
Optional Living Benefits. Prior to February 1, 2010, we offered various optional living benefits that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but no surrender charge (if applicable) is assessed on such withdrawals, and the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. See “Charges and Deductions – Deduction of Advisory Fees.” However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts and the Fixed Account (if available) on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Important Information You Should Consider About the Contract

FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you may be assessed a surrender charge of up to 7%
(as a percentage of the portion of the withdrawal amount consisting of
Purchase Payments, including any Bonus Credits paid), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000. This loss will be greater if there are taxes or tax penalties.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Are There Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable
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FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifi-
cations page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.76%	1.01%
	(Underlying Fund fees and expenses)[2]	0.46%	3.38%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	1.25%
1
As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,122.28	Highest Annual Cost: $4,228.07
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges, taxes and tax penalties may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your
Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
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What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that you choose under the Contract.
●Each investment option (including the Fixed Account, if available) has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
●Certain optional benefits are not available in every state and are subject to age restrictions. The 6% and 7% Guaranteed Growth Death Benefit is not
available to Texas residents.
●Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Optional Riders Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010
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	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the
Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees Federal Tax Matters Federal Tax Matters – Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2)
10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals”
and “Contingent Deferred Sales Charge” for more information.

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The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.
Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Base Contract Expenses (as a percentage of average Contract Value)[2]	1.00%
Net Loan Interest Charge[3]	2.16%
Riders Available for Purchase with the Contract[4]
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[5]	0.55%
Waiver of Withdrawal Charge*	0.05%
Alternate Withdrawal Charge (0-Year)*	0.70%
Alternate Withdrawal Charge (4-Year)[6]*	0.60%
* Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1 We call this the account administration charge in your Contract, as well as in other places in the Prospectus. An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract
Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more on the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract" earlier in this
Prospectus.
2  This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.15% and is deducted daily. The mortality and expense risk charge is 0.85% but is reduced for larger Contract
Values as follows: At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. The minimum mortality and expense risk charge of 0.60% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. The mortality and expense risk charge for Annuity Options 5 and 6 remains as described above. The account administration charge also applies during the Annuity Period. See the discussion under Base Contract Expenses
– “Mortality and Expense Risk Charge” later in this Prospectus.
3 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than
5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
4 If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to
June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.” The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company
issues your rider on or after January 1, 2005. However, if the Company issued your rider prior to that date, the charge is 0.55%.

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	Charge
Riders No Longer Available – Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)	0.85%[7]
Guaranteed Lifetime Withdrawal Benefit (Two Covered Persons)	1.25%[7]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%[6]
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[8]	0.25%
7% Guaranteed Growth Death Benefit[8]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
3% Extra Credit[9]	0.40%
5% Extra Credit[9]	0.70%
	Current	Maximum
Guaranteed Minimum Withdrawal Benefit[10]	0.45%	1.10%
Total Protection[11]	0.85%	1.45%
7
The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
8
Not available to Texas residents.
9
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
10
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June
19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
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The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No
Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal
Charge Rider).

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.46%	3.38%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.46%	3.19%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

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Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the most expensive combination of optional benefits available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$13,690.27	$26,919.65	$38,719.41	$66,696.86
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$7,480.51	$21,867.91	$35,523.01	$66,696.86
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$10,978.12	$19,493.69	$27,147.24	$47,385.89
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$4,666.16	$14,046.38	$23,490.84	$47,385.89
Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
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Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.
Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. Subject to certain conditions, the Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider, and such deductions will not reduce benefits under the GLWB Rider. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.
Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the
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Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — Security Benefit Life Insurance Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2025, the Company had total assets under management of approximately $49.6 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contracts is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.securitybenefit.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
NEA Retirement Program — The NEA Retirement Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members (“NEA Retirement products”). The Contract is made available under the NEA Retirement Program pursuant to an agreement (the “Agreement”) between the Company and NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of the National Education Association of the United States (the “NEA”). Certain local school districts do not allow NEA Retirement products to be made available in their district; as a result, the NEA Retirement Program may not be available in all districts.
Under the Agreement:
●
The Company and its affiliates have the exclusive right to offer NEA Retirement products, including the Contract, under the NEA Retirement Program. However, employers of NEA members are not required to make available NEA Retirement products, and NEA members are not required to select products from any particular provider.
●
During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Retirement products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA’s website.
●
MBC promotes the NEA Retirement Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Retirement Program (e.g., monitoring the satisfaction of NEA members with the NEA Retirement Program, mailing welcome letters to members who purchase the Contract, listing NEA Retirement products in their membership accounts and directing participant phone calls to the Company.)
●
MBC provides direct marketing assistance and cooperation to the Company in connection with the NEA Retirement Program.
Pursuant to the Agreement, which was entered into in July 2014 to replace a prior agreement, the Company pays MBC an annual fee for services provided. The annual base fee for the period beginning September 1, 2025 is $4,000,000 with quarterly payments of $1,000,000. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.
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Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.
MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Retirement Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1-800-637-4636.
Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members’ access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent, the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
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Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at SBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121612.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
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Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.10% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
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Transaction Expenses
Contingent Deferred Sales Charge — We also refer to this charge as the surrender charge, sales charge, or withdrawal charge in this Prospectus. The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. As such, any Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Purchase Payments do not include Credit Enhancements for the purpose of assessing the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. Free withdrawal amounts do not reduce Purchase Payments and/or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. If we deduct the withdrawal charge from your remaining Contract Value, the withdrawal charge is also subject to a withdrawal charge.
Example of Withdrawal Charge Deducted from Withdrawal Payment and Deducted from Remaining Contract Value. Assume:
(i)
A withdrawal of $20,000 is requested in Contract Year 2
(ii)
The remaining free withdrawal amount in Contract Year 2 is $10,000
If the Owner requests that the withdrawal charge be deducted from the withdrawal payment, the withdrawal charge would be $700, calculated as follows:
(Withdrawal Amount – Remaining Free Withdrawal Amount) x Withdrawal Charge %
($20,000 - $10,000) x 7% = $700
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The $700 withdrawal charge is deducted from the withdrawal payment before the Company sends it to the Owner. The Contract Value decreases by $20,000 and the Owner receives a total payment of $19,300 ($20,000 - $700).
If the Owner requests that the withdrawal charge be deducted from the remaining Contract Value, the withdrawal charge would be $752.69, calculated as follows:
(Withdrawal Amount - Remaining Free Withdrawal Amount)	x	Withdrawal Charge %
1– Withdrawal Charge %
($20,000 - $10,000) x (7% / (1 - 7%))
$10,000 x (7% / 93%)
$10,000 x 7.5269% = $752.69
The $752.69 withdrawal charge is deducted from the Contract Value. The Contract Value decreases by $20,752.69 ($20,000 + $752.69) and the Owner receives a total payment of $20,000.
In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sale of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the mortality and expense risk charge.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge upon the Annuity Start Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, the following states impose a premium tax on Purchase Payments applied to a Non-Qualified Contract: California (2.35%), Colorado (2.00%), Maine (2.00%), Nevada (3.50%), South Dakota (1.25% on Purchase Payments up to $500,000 and 0.08% on Purchase Payments over $500,000); West Virginia (1.00%) and Wyoming (1.00%). California also imposes a premium tax of 0.50% on Purchase Payments applied to a Qualified Contract. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5% but are subject to change by a governmental entity.
Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, no surrender charges will apply to such deductions, and the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts and the Fixed Account,
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according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. Withdrawals will not reduce benefits under the GLWB Rider, as long as the following conditions are met: (1) the withdrawals are the only amount withdrawn in that Contract Year; (2) the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract; (3) we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and the withdrawals do not exceed: (a) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (b) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
Account Administration Charge — The Company deducts an account administration charge of $30 from Contract Value at each Contract anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Base Contract Expenses
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%
During the Annuity Period, the mortality and expense risk charge is as follows:
Annuity Option	Annual Mortality and Expense Risk Charge
Annuity Options 5 & 6	See table immediately above.
Annuity Options 1-4, 7 & 8	1.25%
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by
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the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from the Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from the Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8. If you elect Annuity Option 5 or 6, the Company will deduct the monthly rider charge for the life of the Contract if you purchase the Waiver of Withdrawal Charge Rider or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved). Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Guaranteed Lifetime Withdrawal Benefit Rider is deducted until the earlier of termination of the rider or the date the Contract Value is reduced to zero. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with total charges in excess of 2.00% of Contract Value, for riders elected prior to February 1, 2010.
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As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider.
Optional Rider Expenses (as a percentage of Contract Value)
	Annual Rider Charge
Riders Available For Purchase With The Contract
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[1]	0.55%
Waiver of Withdrawal Charge*	0.05%
Alternate Withdrawal Charge (0-Year)*	0.70%
Alternate Withdrawal Charge (4-Year)[2]*	0.60%[3]
Riders No Longer Available – Available For Purchase ONLY Prior To February 1, 2010
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)	0.85%[4]
Guaranteed Lifetime Withdrawal Benefit (Two Covered Person)	1.25%[4]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[5]	0.25%
7% Guaranteed Growth Death Benefit[5]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
3% Extra Credit[1]	0.40%
5% Extra Credit[1]	0.70%
	Current	Maximum
Guaranteed Minimum Withdrawal Benefit[6]	0.45%	1.10%
Total Protection[7]	0.85%	1.45%
*
Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
2
If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”
3
The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005.
However, if the Company issued your rider prior to that date, the charge is 0.55%.
4
The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
5
Not available to Texas residents.
6
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value for riders elected prior to February 1, 2010
(1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
7
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No
Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19,
2006 with a 0-Year Alternate Withdrawal Charge Rider).

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Guarantee of Certain Charges — The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount’s average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount’s average daily net assets; and (3) the account administration charge will not exceed $30 per year.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual as a non-tax qualified contract (“Non-Qualified Contract”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Contract. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Your Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in,
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among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date. If we exercise our right to refuse to accept subsequent Purchase Payments, your Benefit Step-up Base and Benefit Roll-up Base may not be increased by making additional Purchase Payments. In turn, you will be unable to increase your Annual Amount through subsequent Purchase Payments.
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Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account (if available).
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and/or the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Invesco V.I. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts, and the effective date on which the Subaccounts were closed or will close.
Closed Subaccounts	Effective Date
Lord Abbett Series Developing Growth VC	May 5, 2021
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
●
If you had Contract Value allocated to the Lord Abbett Series Developing Growth VC Subaccount on May 5, 2021, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the Lord Abbett Series Developing Growth VC Subaccount pursuant to an Automatic Allocation Program will remain in effect.
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Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
If the Fixed Account is available under your Contract, you may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
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Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central Time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
You may also transfer Contract Value to the Fixed Account, provided that the Fixed Account is available under your Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.” The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other
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Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
●
the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
●
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners and Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid-Cap Value Series Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid-Cap Value Series Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
AB Discovery Value, AB VPS Dynamic Asset Allocation	30 days
American Funds IS® Asset Allocation, American Funds IS® Capital World Bond, American
Funds IS® EUPAC FundTM, American Funds IS® Global Growth, American Funds IS®
Growth-Income, American Funds IS® New World
30 days
BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I. BlackRock High Yield V.I.	30 days
BNY Mellon IP MidCap Stock, BNY Mellon IP Small Cap Stock Index, BNY Mellon IP Technology Growth, BNY Mellon VIF Appreciation	60 days
ClearBridge Variable Growth, ClearBridge Variable Small Cap Growth	30 days
Fidelity® VIP Equity-Income, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Overseas	60 days
Franklin Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund	30 days
Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Total Return Bond	30 days
Invesco V.I. American Value, Invesco V.I. Comstock, Invesco V.I. Core Plus Bond, Invesco
V.I. Discovery Mid Cap Growth, Invesco V.I. Equity and Income, Invesco V.I. EQV
International Equity, Invesco V.I. Global, Invesco V.I. Global Real Estate, Invesco V.I.
Government Securities, Invesco V.I. Health Care, Invesco V.I. Main Street Mid Cap Fund®,
Invesco V.I. Main Street Small Cap Fund®
30 days
Invesco V.I. Government Money Market	Unlimited
Janus Henderson VIT Enterprise, Janus Henderson VIT Research	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC1	30 days
LVIP American Century Mid Cap Value, LVIP American Century Ultra®, LVIP American Century Value	30 days
LVIP JPMorgan Core Bond	30 days
MFS® VIT II Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF
Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio,
Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF
Asset Allocation Portfolio
30 days
NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA
Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small
Growth Series, NAA SMid-Cap Value Series, NAA World Equity Income Series
30 days
Neuberger Berman Quality Equity Portfolio	30 days
Nomura VIP Asset Strategy	60 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging
Markets Bond, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT
Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return
30 days
Putnam VT Small Cap Value	30 days
Royce Micro-Cap	30 days
T. Rowe Price Health Sciences	30 days
Templeton Emerging Markets VIP Fund, Templeton Global Bond VIP Fund	30 days
Western Asset Variable Global High Yield Bond	30 days
1 You may transfer Contract Value to the Lord Abbett Series Developing Growth VC Subaccount only if you had Contract Value allocated to that Subaccount on May 5, 2021.
In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners and Participants, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners and Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner or Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to
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implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner or Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners and Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners and Participants determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners and Participants without special arrangement, waiver, or exception, aside from allocations to the Invesco V.I. Government Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners and Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and Participants and, as a result, the Company will inadvertently treat those Owners and Participants differently than Owners and Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners and Participants may be treated differently than others. Consequently, there is a risk that some Owners and Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
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●
Interest credited to the Fixed Account,
●
Payment of Purchase Payments,
●
The amount of any outstanding Contract Debt,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), and
●
Charges assessed in connection with the Contract, including charges for any optional Riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, (5) the administration charge under the Contract of 0.15%, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us prior to any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial
32

transactions normally must be received prior to that time. Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals and withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, and national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than 7 years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge, and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to
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increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. No surrender charges will be assessed on a withdrawal to pay advisory fees and the deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce death benefits and any guaranteed benefit values, perhaps significantly. Subject to certain conditions, such deductions will not reduce the Guaranteed Lifetime Withdrawal Benefit Rider values. However, such deductions will still result in a reduction in your Contract Value, which could reduce death benefits and reduce the potential for increases in any guaranteed benefits under the Guaranteed Lifetime Withdrawal Benefit Rider. See “Benefits Under the Contract – Optional Riders.”
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or the Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
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The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.” If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, we will not automatically cancel any existing systematic withdrawals that you have established. Since “Excess Withdrawals” may significantly reduce or even eliminate your ability to make lifetime withdrawals under the rider, you should consider whether any existing systematic withdrawals should be adjusted. See “Guaranteed Lifetime Withdrawal Benefit Rider” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you, as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
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If you purchased one of the optional riders that provides an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider above, as well as the discussion of the Guaranteed Growth Death Benefit Rider; Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider; Enhanced Death Benefit Rider; Combined Enhanced and Annual Stepped Up Death Benefit Rider; Combined Enhanced and Guaranteed Growth Death Benefit Rider; Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider; 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider; and Total Protection Rider in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Example of the Standard Death Benefit. Assume:
(i)
The initial Purchase Payment is $100,000
(ii)
The Owner takes one withdrawal of $10,000 over the life of the Contract
(iii)
At the time of the Owner’s death, the Contract Value is $89,000
(iv)
There is no outstanding Contract Debt and no unvested Credit Enhancements at the time of the Owner’s death
If the Owner was 80 years old or younger on the Contract Date, the standard death benefit is the greater of the Contract Value or total Purchase Payments less any withdrawals (including withdrawal charges). The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals and withdrawal charges is $90,000. Thus, the death benefit is $90,000.
If the Owner was 81 years or older on the Contract Date, the standard death benefit is the Contract Value, which is $89,000.
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Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For Contracts issued in connection with a Non-Qualified Contract, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and the Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
For any Designated Beneficiary of a Non-Qualified Contract other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or
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life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay in excess of the Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available or have previously been offered. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Standard Death Benefit – Contract Issue Age 80 or Younger	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●Purchase Payments do not include any Credit Enhancements
and/or Bonus Credits.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
DCA Plus Account
Interest is credited to the portion
of your initial Purchase Payment
allocated to the DCA Plus
Account which is part of the
Company’s Fixed Account, and
amounts are systematically
transferred monthly to the
Subaccounts over the DCA Plus
Period, per your election.
There is no charge for this option.
●The rate of Current Interest credited to the DCA Plus Account will be fixed for the applicable DCA Plus Period (a six-month or
12-month period that begins as of the Valuation Date your
Purchase Payment is applied to the DCA Plus Account).
●The rate of interest for the Fixed Account allocations could be higher.
●You may only allocate Purchase Payments to the DCA Plus
Account. Transfers of Contract Value are not permitted.
●Not available if you have purchased the Extra Credit Rider at 3%,
4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider
or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA
Plus Period has expired.
●Not available in all states.

Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements and Bonus Credits) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
●We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
●The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner is 79 or younger on the Contract Date.
●Available at Contract issue only.
●The benefit will terminate at the Annuity Start Date.
●The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
●Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
●We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.
●You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if your purchase the
Contract with this rider after age 65.
●The benefit differs and is not available in certain states.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

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Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Alternate Withdrawal Charge (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.70%
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (4-Year)[1]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.60%[2]
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement, if applicable, in the event of a full or partial withdrawal.
●Available at Contract issue only.
●This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

4% Extra Credit	Provides a Credit Enhancement equal to 4% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.55%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
●Not available with the Fixed Account.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
●Available at Contract issue only.
●Available if the Owner is age 80 or younger on the Contract Date.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	2.16% plus the total charges for riders you have selected (as a percentage of loan amount).
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Automatic Bonus Credit (Available May 1, 2005 through December 31, 2007)	Provided a Bonus Credit, which was automatically added to Contract Value, equal to 2% of each Purchase Payment made in the first Contract Year.	There was no charge for this benefit
●Bonus Credits are only applied to Purchase Payments received in the first Contract Year.
●Bonus Credit is subject to any applicable withdrawal charge.
●Available for Contracts purchased in connection with the transfer or exchange of a variable annuity contract issued by another
insurance company, provided the initial Purchase Payment was received no later than February 28, 2008.
●Not available with the 0-Year Alternate Withdrawal Charge Rider.
●If you also elected a 4-Year Alternate Withdrawal Charge Rider, your Bonus Credit was equal to 1%, not 2%, of each Purchase
Payment received in the first Contract Year.
●Available if any Owner was age 80 or younger on the Contract
Date.

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Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Guaranteed Growth Death Benefit
Provides an enhanced death
benefit equal to the Purchase
Payments and any Credit
Enhancements and/or Bonus
Credits, less premium tax and
any withdrawals, increased at an
annual effective rate of interest
(which you elect when you
purchase the benefit) adjusted for
withdrawals.
		3%: 0.10%
●The death benefit is no longer subject to increase following the
Contract anniversary after your 80th birthday.
●The 6% and 7% Guaranteed Growth Death Benefit is not available to Texas residents.
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If you elect the Guaranteed Growth Death Benefit at 5%, 6% or
7%, the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account.
●The death benefit is capped at an amount equal to 200% of
Purchase Payments (not including any Credit Enhancements
and/or Bonus Credits), less premium tax and any withdrawals, including withdrawal charges.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available only if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

		5%: 0.20%
		6%: 0.25%
		7%: 0.30%
Enhanced Death Benefit	Provides an enhanced death benefit equal to your Contract Value increased by an enhanced amount based on a percentage of Contract gains.	0.25%
●The enhanced death benefit amount is calculated using a lower percentage for Contract issue age 70 or older.
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available only if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

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Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit (“GLWB”) (One or Two Covered Person)	Provides lifetime minimum income regardless of investment performance, provided you do not take Excess Withdrawals.	One Covered Person: 0.85%
●Not available with the Fixed Account.
●We reserve the right to restrict subsequent Purchase Payments.
●Certain withdrawals could significantly reduce or even terminate the benefit.
●Contract loans are not available while the rider is in effect.
●Not available with the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income
Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum
Income Benefit and Guaranteed Minimum Death Benefit Rider,
and/or the Total Protection Rider.
●Available only if the age of the Covered Person was at least 55 but no older than 80 on the rider purchase date.
●The Company will not treat the deduction of advisory fees as withdrawals under the Contract for purposes of the GLWB Rider and such deductions will not reduce benefits under the GLWB
Rider as long as the following conditions are met: (1) the
withdrawals are the only amount withdrawn in the Contract Year;
(2) the withdrawals are for the purpose of paying fees to a
registered investment adviser for services rendered to the Owner in connection with the Contract; (3) we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and (4) the withdrawals do not exceed: (a) in the first
Contract Year, 2.0% of Purchase Payments (including any Credit
Enhancement and/or Bonus Credit), and (b) for all other Contract
Years, 2.0% of your Contract Value as of the beginning of the
Contract Year. However, the deduction of advisory fees from your
Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits under the GLWB Rider.

Two Covered Persons: 1.25%
Guaranteed Minimum Withdrawal Benefit
Permits you to withdraw up to a
specified amount each Contract
Year, regardless of the
performance of your Contract
Value, until the Remaining Benefit
Amount is reduced to $0. You
may periodically increase the
Benefit Amount through resets.
Current: 0.45%
●You are only eligible to reset the remaining Benefit Amount every five years.
●The rider charge may be increased in the event that you elect a reset.
●While this rider is in effect, we reserve right to restrict subsequent
Purchase Payments.
●Available only if the Owner and Annuitant were age 85 or younger on the rider purchase date.
●Certain withdrawals could significantly reduce or even terminate the benefit.
●If a withdrawal (including a withdrawal to pay advisory fees)
exceeds the Annual Withdrawal Amount, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual Withdrawal Amount, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual amount of the withdrawal.

Max: 1.10%[3]
Guaranteed Minimum Income Benefit (3% or 5%)	Provides a minimum amount (“Minimum Income Benefit”), based on a 3% or 5% crediting rate, for the purchase of a fixed Annuity only.	3%: 0.15%
●You may only apply the Minimum Income Benefit to purchase
certain fixed Annuity options.
●You may not exercise this benefit or convert it to an income stream until your 10th Contract anniversary.
●If you elected the benefit at 5%, the Company credits a maximum rate of 4% for amounts allocated to the Invesco V.I. Government
Money Market, the Fixed Account and the Loan Account.
●Available only if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

5%: 0.30%
42

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly the Dollar for Dollar Living Benefit)	Provides a minimum amount (“Minimum Income Benefit”), based on a 6% crediting rate, for purchase of a fixed Annuity, and allows withdrawal of a specified amount each Contract Year (“Annual Limit”) without a proportional reduction to the Minimum Income Benefit.	0.60%
●The Company credits a maximum rate of 3%, not 6%, for amounts allocated to Invesco V.I. Government Money Market Subaccount,
Fixed Account, PIMCO Low Duration Subaccount and the Loan
Account.
●You may not exercise this benefit or convert it to an income stream until the 10th anniversary of the rider purchase date.
●The Minimum Income Benefit is not subject to increase following the Contract anniversary after the Annuitant’s 80th birthday.
●The Annual Limit decreases if withdrawals in excess of the Annual
Limit are made in a Contract Year.
●Any portion of the Annual Limit not withdrawn in a Contract Year cannot be carried over to a subsequent Contract Year.
●The Alternate Benefit, which provides certain fixed annuity payments for a period of 15 years, can only be elected on the 10th anniversary of the rider purchase date.
●Available only if the age of the Annuitant was 79 or younger on the
Contract Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Extra Credit (3% or 5%)	Provides a Credit Enhancement equal to 3% or 5% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	3%: 0.40%
●Not available with the Fixed Account.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are subject to recapture under certain
circumstances.
●Available at Contract issue only.
●Available only if the Owner was age 80 or younger on the Contract
Date.

		5%: 0.70%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greater of the Stepped Up Death Benefit and the Guaranteed Growth Death Benefit.	0.25%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available only if the Owner was age 79 or younger on the Contract
Date.
●See Annual Stepped Up Death Benefit and Guaranteed Growth
Benefit above.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

43

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Combined Enhanced and Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit.	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available only if the Owner was age 79 or younger on the rider purchase date.
●See Enhanced Death Benefit and Annual Stepped Up Death
Benefit above.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Enhanced and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit.	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available only if the Owner was age 79 or younger on the rider purchase date.
●See Enhanced Death Benefit and Guaranteed Growth Death
Benefit above.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit or (4) the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit.	0.40%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available only if the Owner was age 79 or younger on the rider purchase date.
●See Enhanced Death Benefit, Annual Stepped Up Death Benefit
and Guaranteed Growth Death Benefit above.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

44

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit)	Provides a minimum amount (“Minimum Income Benefit”), based on a 6% crediting rate, for purchase of a fixed Annuity, as well as an enhanced death benefit equal to the greatest of (1) Purchase Payments less withdrawals, (2) Purchase Payments less withdrawals increased at an annual effective rate of 6% (“Minimum Death Benefit”), or (3) Contract Value, and allows withdrawal of a specified amount each Contract Year (“Annual Limit”) without a proportional reduction to the Minimum Death Benefit.	0.85%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●Available only if the Owner was age 79 or younger on the Contract
Date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●See Enhanced Death Benefit and 6% Dollar for Dollar Guaranteed
Minimum Income Benefit above."
●If a withdrawal (including a withdrawal to pay advisory fees)
exceeds the Annual Limit, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual
Limit, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual amount of the withdrawal.

Total Protection
Provides (1) a Guaranteed
Growth Death Benefit at 5%, (2)
a Guaranteed Minimum
Withdrawal Benefit with an
Annual Withdrawal Amount of 5%
and a Benefit Amount of 100%,
and (3) a Guaranteed Minimum
Accumulation Benefit, which
provides a guaranteed minimum
Contract Value at the end of 10
years.
		Current: 0.85%[4]
●The Guaranteed Minimum Accumulation Benefit will terminate 10 years after the rider purchase date if no reset is elected.
●The Guaranteed Growth Death Benefit is reduced by any Annual
Withdrawal Amount and is reduced proportionately by any
withdrawal that exceeds the Annual Withdrawal Amount for a
Contract Year.
●Five years after the rider purchase date, under certain
circumstances, you may elect to reset the Remaining Benefit
Amount, the Guaranteed Growth Death Benefit, and the
Guaranteed Minimum Accumulation Benefit.
●While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments.
●Available only if the Owner and Annuitant were age 79 or younger on the rider purchase date.
●If you are within 10 years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not receive the full value of the Guaranteed Minimum Accumulation
Benefit.
●See Guaranteed Growth Death Benefit, the Guaranteed Minimum
Withdrawal Benefit and 6% Dollar for Dollar Guaranteed Minimum
Income Benefit above.
●If a withdrawal (including a withdrawal to pay advisory fees)
exceeds the Annual Limit, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual
Limit, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual amount of the withdrawal.

1
If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”
2
The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005.
However, if the Company issued your rider prior to that date, the charge is 0.55%.
3
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
4
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No Longer
Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

45

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we are only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or Program for any additional loan restrictions.
Upon receipt by the Company of a written loan application and agreement and subject to the Company’s approval (which approval or disapproval may be postponed for up to six months after receipt of the loan application), Contract Value in an amount equal to the loan amount is withdrawn from the Subaccounts and/or the Fixed Account proportionately as it is currently invested in the Subaccounts and/or the Fixed Account and transferred into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3.0% on an annual basis. The Owner’s Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See “The Fixed Account” to determine its availability.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but once a loan has been issued, the Company will not change the loan interest rate. The loan interest amount will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. For example, if you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 5.36% (5.16% + 0.20%). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. There is no required minimum payment. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099 R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contract Owner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan
46

in default equals or exceeds the Withdrawal Value. The Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. The Contract Value at surrender and the death proceeds payable will be reduced by the amount of any outstanding Contract Debt plus accrued interest. Loans, therefore, can affect the Contract Value and benefits linked to the Contract Value, whether or not the loan is repaid. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance. You should consult with your tax advisor on the effect of a loan.
If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, you were required to repay any outstanding loan before we issued the rider, and you may not take a new loan while the rider is in effect.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (Owners who purchased their Contracts prior to February 1, 2010 were not permitted to select riders with total rider charges in excess of 2.00%):
●
Annual Stepped Up Death Benefit;
●
Extra Credit at 4%;1
●
Waiver of Withdrawal Charge; or
●
0-Year or 4-Year Alternate Withdrawal Charge.1
1
The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 4% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved).
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider, Extra Credit at 4% Rider, and Alternate Withdrawal Charge Riders are available in every state. The Waiver of Withdrawal Charge Rider is not available in every state. See a detailed description of each rider below.
The deduction of advisory fees from your Contract Value to pay a financial intermediary is treated as a withdrawal under the Contract. Such deductions will reduce death benefits and any guaranteed benefit values, perhaps significantly. Subject to certain conditions, such deductions will not reduce the Guaranteed Lifetime Withdrawal Benefit Rider values. However, such deductions will still result in a reduction in your Contract Value, which could reduce death benefits and reduce the potential for increases in any guaranteed benefits under the Guaranteed Lifetime Withdrawal Benefit Rider. Consult your financial intermediary as to the impact of deducting advisory fees from your Contract Value prior to making an election.
For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit (except the death benefit calculated under number 1 below) also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits) less any
47

withdrawals (including systematic withdrawals) and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
●
The Contract Value on each Contract anniversary that occurs prior to the oldest Owner attaining age 81; plus
●
Any Purchase Payments received by the Company since the applicable Contract anniversary; less
●
An adjustment for any withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, by the Contract Value immediately prior to the withdrawal.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in number 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.”
Example of the Annual Stepped Up Death Benefit. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
(iii)
The Owner takes no withdrawals between the date the Contract was issued and the date of the Owner’s death.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner dies during the third Contract Year. At the time of the Owner’s death, the Contract Value is $55,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this case, $50,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $55,000); or (3) the Stepped Up Death Benefit (in this case, $65,000). Thus, $65,000 is the death benefit.
Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner takes a free withdrawal of $4,900 in the third Contract Year. The Contract Value prior to the withdrawal is $35,000. As a result of the withdrawal, the Stepped Up Death Benefit is reduced as follows:
48

Withdrawal amount / Contract Value prior to withdrawal
$4,900 / $35,000 = 0.14 or 14%
Stepped Up Death Benefit x 14%
$65,000 x 14% = $9,100
$65,000 - $9,100 = $55,900
The Stepped Up Death Benefit following the withdrawal is $55,900.
Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal to Pay Advisory Fees. Assume:
(i)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Stepped Up Death Benefit prior to the advisory fee withdrawal is $125,000.
The Owner makes a $1,000 withdrawal to pay advisory fees. The Stepped Up Death Benefit is reduced as follows:
Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x [1 - .01] = $123,750
The $1,000 withdrawal causes the Stepped Up Death Benefit to decrease by $1,250.
Extra Credit — For an additional charge, as reflected in the Fee Table, this rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; however, each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See Appendix C – Automatic Bonus Credit Rider.
This rider is available only if the age of the Owner on the Contract Date is age 80 or younger at issue. If you elect this rider, you may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $100,000.
The amount of the Credit Enhancement added to the Contract Value would be $4,000 ($100,000 x 4%). Thus, the Contract Value at issue would be $104,000.
Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $52,000, the amount of the $50,000 Purchase Payment plus $2,000 ($50,000 x 4%).
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to
49

be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.
The amount of the withdrawal, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, less the free withdrawal amount, by
2.
The Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, if you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.
Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $175,000.
The amount of the Credit Enhancement added to the Contract Value would be $7,000 ($175,000 x 4%). Thus, the Contract Value at issue would be $182,000.
An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $7,000 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$7,000
2	$1,000	$6,000
3	$2,000	$5,000
4	$3,000	$4,000
5	$4,000	$3,000
6	$5,000	$2,000
7	$6,000	$1,000
8	$7,000	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount – Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal – Unvested Credit Enhancement)
($20,000 - $10,000)	x	$5,000	=	$526.32
($100,000 - $5,000)
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for
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you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less or if you make additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit Rider.
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, on a non-discriminatory basis the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
Waiver of Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65, (2) your confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not
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available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. This means that if the withdrawal amount exceeds the Purchase Payment(s) made during the 12 months preceding the withdrawal, 100% of any Credit Enhancements paid will be forfeited. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Example of the Waiver of Withdrawal Charge. Assume:
(i)
The Owner is diagnosed with a terminal illness after the Contract is issued.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iii)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $900 (($25,000 - $10,000) x 6%), and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge Rider, the $900 charge is waived, and the Owner receives the full $25,000.
Example of Credit Enhancement Recapture if the Extra Credit Rider is Purchased with the Waiver of Withdrawal Charge Rider. Assume:
(i)
The Owner purchased the 4% Extra Credit Rider and Waiver of Withdrawal Charge Rider at Contract issue.
(ii)
The initial Purchase Payment was $100,000
(iii)
The Owner was younger than age 65 when the Contract was purchased.
At the time the Contract is issued, $4,000 is applied as a Credit Enhancement. Assume that six months after Contract issue, the Owner requests a withdrawal of $5,000. The Credit Enhancement is recaptured from this withdrawal as follows:
Withdrawal Amount	x	Credit Enhancements Applied in Last 12 Months
Total Purchase Payments Made in Last 12 Months
$5,000	x	$4,000	=	$200
$100,000
Alternate Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above these riders make available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%
If you purchase one of these riders, the withdrawal charge schedule above will apply in lieu of the seven year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. The amount of the Credit Enhancement forfeiture is
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calculated in accordance with the Extra Credit Rider. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) is appropriate based on your circumstances. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the date of a Purchase Payment, this rider is not appropriate for you. See “Extra Credit.”
Fees for these riders will continue to apply even after the withdrawal charges under the seven-year withdrawal charge schedule are no longer applicable. Fees for these riders are imposed until the Annuity Start Date if Annuity Options 1 through 4, 7, or 8 are chosen and for the life of the Contract if Annuity Options 5 or 6 are chosen.
The 4-Year Alternate Withdrawal Charge Rider provides a potential benefit only if a withdrawal is taken in the five to seven years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the seven-year schedule. The Company expects to make a profit from the charge for these riders.
Example of the 0-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 0-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 2.
(iii)
The free withdrawal amount for Contract Year 2 is $10,000.
Without the 0-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $1,050, calculated as follows: ($25,000 - $10,000) x 7% Withdrawal Charge, and the Owner would receive $23,950 ($25,000 - $1,050). With the 0-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Example of the 4-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 4-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 5.
(iii)
The free withdrawal amount for Contract Year 5 is $10,000.
Without the 4-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $600, calculated as follows: ($25,000 - $10,000) x 4% Withdrawal Charge, and the Owner would receive $24,400 ($25,000 - $600). With the 4-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Riders Previously Available for Purchase — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders No Longer Available – Available For Purchase Only Prior To February 1, 2010 and Appendix C – Automatic Bonus Credit Rider for descriptions of these riders.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to
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the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Annuity Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable, and a withdrawal charge for Annuity Options 5, 6 and 7.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Annuity Option 7, the annuity rate is determined without reference to the age or sex of the Annuitant and is based upon the assumed interest rate. In the case of Annuity Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals or withdrawals to pay investment advisory fees), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Annuity Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
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The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
If you have purchased the Guaranteed Lifetime Withdrawal Benefit Rider and your Contract Value is greater than zero on the annuity Start Date, then instead of receiving the annuity payments described above, you may elect to receive annual annuity payments equal to the Annual Amount under the rider as of the Annuity Start Date. If you choose to do so, then we will make annuity payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of annuity payments, then we will make any remaining annuity payments to the Designated Beneficiary. See “Guaranteed Lifetime Withdrawal Benefit Rider” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to
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the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.
Option 5 — Payments for a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Annuity Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Annuity Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a
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Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular Qualified Plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code. If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under a Qualified Plan, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
The Fixed Account

The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 4% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account and Loan Account are important to you, you should not select the foregoing optional riders. The Fixed Account also is not available if you purchased the Extra Credit Rider at 3% or 5% or the Guaranteed Lifetime Withdrawal Benefit Rider. See Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010.
If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Information regarding the features of each currently offered Fixed option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
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Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may, in its discretion, pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any), in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
DCA Plus Account — The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company’s Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. On the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.
The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.
You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Guaranteed Lifetime Withdrawal Benefit Rider, or if
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the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes, if any, and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
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More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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During which the NYSE is closed other than customary weekend and holiday closings,
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During which trading on the NYSE is restricted as determined by the SEC,
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During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
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For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
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Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the
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Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Generally, a Qualified Plan under Code sections 401(a), 403(b) or 457 may not permit the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with one of these Qualified Plans, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
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Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable contract owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
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Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges. Amounts distributed as loans are generally not taxable, as loans are only permitted for Contracts issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code. Such loan amounts become taxable in the event of default. See “Loans.”
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
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Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to
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providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches their “applicable age” as defined in the Code or retires (“required beginning date”). If the employee attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If employee attains age 74 after 2032, their applicable age is 75. Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached their applicable age (defined above). Please note that for employees who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Employees and Beneficiaries should consult a tax adviser if they may be affected by these changes.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions
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must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship. Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or
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eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches their applicable age (as defined above)—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death
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distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
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Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number
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of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
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You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121612.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract, including any material state variations. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Alison Pollock, Esq., Assistant General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale
72

of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2025, 2024, and 2023, the commission amounts paid to SDL in connection with all Contracts sold through the Separate Account were $534,142, $630,280, and $813,931, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of the commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 6.5% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2025 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Planning Corporation; GWN Securities, Inc.; Innovation Partners, LLC; Johnstone Brokerage Services LLC; The Leaders Group, Inc.; Lincoln Investment Planning, LLC; LPL Financial, LLC; OFG Financial Services, Inc.; Osaic Wealth, Inc.; and PlanMember Securities Corporation.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The
73

payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121612.
Financial Statements — You can find financial statements for Security Benefit Life Insurance Company and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121612. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
74

APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121612. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	13.21%	4.74%	5.25%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	21.34%	7.97%	11.89%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	27.92%	5.06%	8.98%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	9.09%	4.57%	6.07%
Mid Cap Blend	BNY Mellon IP MidCap Stock – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.12%	9.81%	9.39%	8.51%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	9.78%	9.08%	12.63%
Large Cap Growth	ClearBridge Variable Growth – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.13%	13.10%	4.98%	7.20%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Large Cap Value	Fidelity® VIP Equity-Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.71%	18.75%	12.23%	11.32%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	21.73%	11.04%	19.64%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	10.31%	4.00%	5.34%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	20.05%	6.35%	7.55%
Balanced/Asset Allocation	Franklin Allocation VIP Fund – Class 4 Adviser: Franklin Advisers, Inc.	0.97%	12.53%	5.59%	7.19%
A-2

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	7.65%	8.86%	9.81%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	7.24%	1.92%	3.10%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	7.48%	-0.21%	3.13%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Intermediate Core-Plus Bond	Invesco V.I. Core Plus Bond – Series II Adviser: Invesco Advisers, Inc.	0.99%	6.96%	-0.36%	2.73%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.63%	3.76%	2.85%	1.77%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	6.95%	-0.22%	1.34%
A-3

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	14.59%	-1.17%	11.03%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	8.83%	8.72%	8.96%
Large Cap Growth	LVIP American Century Ultra – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.92%	12.67%	11.52%	17.00%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	15.85%	11.47%	10.07%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	7.15%	-0.29%	1.85%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	21.75%	5.25%	7.27%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	10.91%	6.16%	7.36%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	14.76%	7.38%	9.22%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
A-4

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	2.17%	4.48%	10.63%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.12%	13.43%	12.54%	12.66%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	16.66%	7.07%	7.84%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.22%	14.20%	5.60%	6.77%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	3.38%	18.79%	10.55%	6.54%
A-5

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.09%	3.95%	1.03%	2.88%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%
Small Cap Value	Putnam VT Small Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.02%	5.27%	10.99%	9.13%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.22%	13.89%	9.17%	10.14%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	15.73%	-0.96%	-0.15%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Fixed Option — The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Options, as noted below.
See “The Fixed Account” in the prospectus for a description of the Fixed Investment Options’ features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%
DCA Plus Account	6-months or 12-months	1%
A-6

Optional Rider Investment Restrictions

If you have elected one of the optional riders listed in the table below, your Contract is subject to investment allocation restrictions. Depending on the optional riders you choose, you may not be able to invest in certain Underlying Funds or the Fixed Account. In addition, other investment restrictions may apply, as shown below.
Riders Currently Available
Rider	Investment Restrictions
Extra Credit at 4%	Fixed Account not available as an investment option
0-Year or 4-Year Alternate Withdrawal Charge (The 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved)	Fixed Account not available as an investment option
Riders No Longer Available
Rider	Investment Restriction	Investment Allocation Impact on Crediting Rate
Guaranteed Lifetime Withdrawal Benefit	Fixed Account not available as an investment option	N/A
Guaranteed Minimum Income Benefit at 5%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account. All other investments will be credited at 5%.

6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly the Dollar for the Dollar Living Benefit)	N/A
The Company will credit a maximum rate of 3% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the PIMCO Low Duration Subaccount, the Fixed
Account and the Loan Account. All other investments will be
credited at 6%.

Guaranteed Growth Death Benefit	N/A
If you elected this benefit at 5%, 6% or 7%, the Company will credit a maximum rate of 4% for amounts allocated to the
Invesco V.I. Government Money Market Subaccount, the Fixed
Account and Loan Account. All other investments will be
credited at the rate you selected.

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit)	N/A
The Company will credit a maximum rate of 3% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the PIMCO Low Duration Subaccount, the Fixed
Account and the Loan Account. All other investments will be
credited at 6%.

Extra Credit (3% or 5%)	Fixed Account not available as an investment option	N/A
A-7

APPENDIX B
Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010

Guaranteed Lifetime Withdrawal Benefit Rider — (This rider was available for purchase ONLY prior to February 1, 2010) — The Guaranteed Lifetime Withdrawal Benefit Rider (the “GLWB Rider”) is designed for Owners who are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money they can withdraw under the Contract for retirement income or other long-term purposes. Subject to certain conditions and restrictions, the GLWB Rider guarantees that you will be able to withdraw a specified amount each Contract Year during your lifetime (and your spouse’s lifetime, if you so designate)—even if your Contract Value is reduced to zero.
The GLWB Rider does not guarantee Contract Value or the performance of any investment option or asset allocation model.
GLWB Rider Definitions.
Annual Amount: the maximum amount that you may withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.
Benefit Base: an amount we refer to when determining your Annual Amount. Your Benefit Base is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.
Benefit Step-up Base: under this calculation of the Benefit Base, we will “lock in” to the Benefit Base your highest Contract Value on each Contract anniversary following the Rider Start Date. We also will adjust this amount by any Purchase Payments and Excess Withdrawals.
Benefit Roll-up Base: under this calculation of the Benefit Base, we will increase your Benefit Base by the Growth Factor on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). We also will adjust this amount by any Purchase Payments and Excess Withdrawals.
Benefit Percentage: a percentage we multiply by your current Benefit Base to determine your Annual Amount.
Excess Withdrawals: cumulative withdrawals you make in any Contract Year that exceed your Annual Amount.
GLWB Rider Charge: an amount we deduct monthly from your Contract Value if you elected the GLWB Rider.
Growth Factor: an amount by which we will increase your Benefit Roll-up Base on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance).
Non-Excess Withdrawals: cumulative withdrawals you make in any Contract Year that do not exceed your Annual Amount.
RIA Annual Withdrawal Allowance: subject to certain conditions, withdrawals made to pay fees to a registered investment adviser that we do not consider as withdrawals when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base.
Rider Start Date: the date the GLWB Rider was added to your Contract.
2% Inflation Adjustment: an amount by which we will increase the Benefit Percentage on each Contract anniversary following the date you make a withdrawal under the GLWB Rider (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), so long as your entire Contract Value has been invested in accordance with a specified asset allocation model.
Important Considerations if You Purchased the GLWB Rider.
●
The Fixed Account is not available if you purchased the GLWB Rider. In addition, we reserve the right to restrict subsequent Purchase Payments. See “Investment Option Restrictions” and “Restrictions on Purchase Payments” below.
●
Any withdrawals you make that exceed the Annual Amount) may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider.
●
We will deduct a monthly GLWB Rider charge from your Contract Value if you elected the GLWB Rider. We will assess this charge even if your only withdrawals are Non-Excess Withdrawals and even if you never make a withdrawal. We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates for any reason.
●
Adding the GLWB Rider will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See “Purchasing the GLWB Rider” below.

●
If you add, remove, or change an Owner under your Contract (including total or partial change incident to a divorce), then the GLWB Rider will terminate. See “Covered Persons, Owners, and Spouses” below.
●
You must have repaid any outstanding Contract loan before we issued the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect. See “Contract Loans” below.
●
You cannot cancel the GLWB Rider once it is issued.
●
Any amount that we may pay under the GLWB Rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
●
If you elected the GLWB Rider, you were not permitted to elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.
●
Certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider.
You should not have purchased the GLWB Rider if:
●
You expected to take Excess Withdrawals because such withdrawals may significantly reduce or eliminate the value of the GLWB Rider; or
●
You were primarily interested in maximizing the Contract’s potential for long-term accumulation rather than ensuring a stream of income for life; or
●
You did not consult a tax adviser before purchasing the GLWB Rider with any Qualified Contract, as certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider; or
●
If you intended to take Excess Withdrawals, as any withdrawals you make that exceed the Annual Amount may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider (see “Non-Excess and Excess Withdrawals” below); or
●
You did not consult your registered representative to discuss whether the GLWB Rider suits your needs; or
●
You did not expect to take Non-Excess Withdrawals ever or for a significant period of time.
Purchasing the GLWB Rider. You could only purchase the GLWB Rider if the attained age of the Covered Person (and the Joint Covered Person, if the Rider is issued on a joint life basis) was at least 55 but no older than 80. Except under the circumstances set forth below, an Owner must be a natural person. See “Covered Persons, Owners, and Spouses.”
Electing the GLWB Rider after the Contract Date did not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted.
Important Consideration. When you purchased the GLWB Rider may have a significant impact on the value of your Benefit Base. For example, there were certain advantages to purchasing the GLWB Rider early. We begin “locking in” your highest Contract Value when calculating the Benefit Step-up Base on every Contract anniversary following the Rider Start Date. Thus, the earlier you purchased the GLWB Rider, the longer the period of time during which your Benefit Base may increase due to favorable Subaccount performance. You also have an opportunity for your Benefit Base to increase by the Growth Factor utilized in our calculation of the Benefit Roll-up Base. Contract values occurring prior to the Rider Start Date do not affect the Benefit Base.
On the other hand, if you purchased the GLWB Rider too early and do not begin taking Non-Excess Withdrawals for a period of time, you may pay the GLWB Rider Charge for a longer period than is necessary. You also must comply with other Rider restrictions, such as prohibitions on changing Owners, taking Contract loans, and allocating Purchase Payments and Contract Value to the Fixed Account.
Covered Persons, Owners, and Spouses.
Covered Person. The Covered Person is the person during whose life we will make available the Annual Amount. If the Contract is owned by a single natural person, then the Covered Person must be the Owner. If the Contract is owned by a non-natural person, then the Covered Person must be the Annuitant.

●
Under the GLWB Rider, the Owner must be a natural person unless: (1) the Contract is owned by a trust (or other entity as agent for a natural person), (2) the Rider is issued with only one Covered Person, (3) only one Annuitant is named in the Contract; and (4) the Annuitant is the Covered Person.
The Covered Person cannot be changed after we issue the Rider.
Joint Covered Person. The Joint Covered Person is the person during whose life, in conjunction with the life of the Covered Person, we will make available the Annual Amount. If there are Joint Owners under the Contract, then the Joint Covered Person must be the Joint Owner.
Note:
Please remember that we impose a higher GLWB Rider Charge if there is a Joint Covered
Person under the GLWB Rider. We do so because we are obligated to make the Annual
Amount available for withdrawals over the lives of two individuals (so long as all of the
Rider’s conditions are met).

The Joint Covered Person must be the spouse of the Covered Person on the Rider Start Date. If there is one Owner under the Contract, the Joint Covered Person also must be the sole Designated Beneficiary under the Contract prior to annuitization. If there are Joint Owners under the Contract, the Covered Person and Joint Covered Person must be the only Designated Beneficiaries under the Contract prior to annuitization.
We will make the Annual Amount available until the later of the death of the Covered Person or the death of the Joint Covered Person, provided that (a) there is no change in the status of the Joint Covered Person as the spouse of the Covered Person, and (b) there is no change in the status of the Joint Covered Person as the sole Designated Beneficiary prior to annuitization (if there is one Contract Owner) or of the Covered Person and Joint Covered Person as the only Designated Beneficiaries prior to annuitization (if there are two Contract Owners).
Note:
If the status of either (or both) of these designations changes due to death or divorce (where the Contract is not split or otherwise divided), then we will base the benefits under the Rider solely on the life of the Covered Person. This means that we will not make the Annual
Amount available after the death of the Covered Person, even if the Joint Covered Person is still alive. However, we will continue to assess the GLWB Rider Charge based on two
Covered Persons for as long as the Covered Person is alive.

After the Rider Start Date, the Joint Covered Person cannot be changed, even if the Covered Person has a new spouse, nor can a Joint Covered Person be added.
Joint Owners. If the GLWB Rider is elected, the Contract must be owned individually (i.e., there must be only one Owner), unless:
1.
there is only one Joint Owner,
2.
the Joint Owner is the spouse of the Owner, and
3.
prior to annuitization, the only Designated Beneficiaries under the Contract are the Owner and Joint Owner.
Note:
If the Owner and Joint Owner cease to be the spouse of each other due to death or divorce
(where the Contract is not split or otherwise divided), then we will base the benefits under the Rider solely on the life of the Covered Person (i.e., the Owner). This means that we will not make the Annual Amount available after the death of the Covered Person, even if the
Joint Covered Person (i.e., the Joint Owner) is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.

In the event that the Contract is ordered to be split or otherwise divided between the Owner and Joint Owner pursuant to the terms of a divorce settlement or a divorce decree from a court of law or pursuant to any other court order incident to a divorce, we will terminate the GLWB Rider.
Change in Owner. If you add, remove, or change an Owner under your Contract (including total or partial changes incident to a divorce) after the GLWB Rider is issued, then we will terminate the Rider.
Termination of the GLWB Rider if Surviving Spouse Continues Contract. If there is only one Covered Person and he or she dies while the GLWB Rider is in effect, and if the surviving spouse of the deceased Covered Person elects to continue the Contract, then we will terminate the Rider.
The surviving spouse can elect to add a new Guaranteed Lifetime Withdrawal Benefit Rider on any Contract anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract anniversary, the Rider will not be added to your Contract. The surviving spouse must satisfy our issue age requirements in effect at the time the Rider is purchased. We will issue a new GLWB Rider based on new variables (i.e., the Benefit Base, the Annual Amount, the Benefit Percentage, etc.). The terms of any such new GLWB Rider, including the charge for the Rider, may differ from the terms of the existing Rider.
Spouse. Under the GLWB Rider, the term ‘spouse’ has the meaning given to it under federal law for purposes of the Internal Revenue Code.
Proof of Survival. We may require proof of survival of any person upon whose life continuation of benefits depends (including, but not limited to, the Covered Person and any Joint Covered Person).
Non-Excess and Excess Withdrawals. You may make withdrawals under your Contract while the GLWB Rider is in effect. However, the amount and timing of your withdrawals may significantly reduce (or even eliminate) your ability to make lifetime withdrawals under the Rider.
●
Non-Excess Withdrawals are cumulative withdrawals made during the Contract Year that are less than or equal to the Annual Amount (see “Determining Your Annual Amount” below).
●
Excess Withdrawals are cumulative withdrawals made during the Contract Year that exceed the Annual Amount.
Note:
We have designed the GLWB Rider for you to take total Non-Excess Withdrawals up to the
Annual Amount during each Contract Year. To obtain the maximum potential benefit under the GLWB Rider, your total withdrawals each Contract Year should not exceed the Annual
Amount.

Excess Withdrawals reduce your Benefit Base and your Annual Amount, which may significantly reduce or even eliminate your ability to make lifetime withdrawals under the
GLWB Rider. If your Contract Value is reduced to zero due to an Excess Withdrawal, your
Contract and the GLWB Rider will terminate.

A “withdrawal” includes any applicable withdrawal charges, any forfeited Credit Enhancements, any withdrawals to pay investment advisory fees, and charges for premium taxes and/or other taxes, if applicable, and any other charges deducted upon a withdrawal or surrender. We will reduce your Contract Value by the amount of any withdrawal you make. Withdrawals made while the GLWB Rider is in effect will be subject to the same conditions, limitations, restrictions, and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the terms of your Contract, unless we specify otherwise.
Before you make a withdrawal, please note:
●
We will not assess a withdrawal charge or recapture any Credit Enhancements if you make a Non-Excess Withdrawal. However, such withdrawals will reduce your Free Withdrawal amount. For the purpose of calculating the withdrawal charge on Excess Withdrawals, Non-Excess Withdrawals do not reduce Purchase Payments.
●
If you make an Excess Withdrawal, we will assess a withdrawal charge (if otherwise applicable), reduce your Free Withdrawal amount, and recapture any Credit Enhancements, as appropriate, in the same manner in which we would do so if you had not elected the GLWB Rider and you made a withdrawal under the Contract. See “Charges and Deductions – Contingent Deferred Sales Charge” and “Optional Riders – Extra Credit.”
●
All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit and may reduce other rider benefits. Withdrawals may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
Determining Your Annual Amount. Your Annual Amount is the maximum amount that you can withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.
●
Your Annual Amount is equal to the current Benefit Percentage multiplied by the current Benefit Base.
We initially calculate your Annual Amount on the Rider Start Date and recalculate it on each Contract anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.
So long as your Contract Value has not reduced to zero, you may withdraw the Annual Amount in a lump sum, in multiple withdrawals, or in a series of pre authorized withdrawals during the Contract Year. You can continue to take up to the Annual Amount each Contract Year until it is depleted for that year. The Annual Amount is not cumulative, which means that if you choose to withdraw only part of, or none of, your Annual Amount in any given Contract year, any portion not withdrawn will not be carried over to the next or any subsequent Contract Year.
Benefit Percentage. The initial Benefit Percentage depends on the age of the Covered Person (or for the joint life version, the age of the younger of the Covered Person and the Joint Covered Person) on the Rider Start Date, as follows:

Age	Initial Benefit Percentage
Less than 65	4.0%
At least 65 but less than 76	5.0%
Equal to or greater than 76	6.0%
We may increase the Benefit Percentage by a 2% Inflation Adjustment if certain conditions are met (see “2% Inflation Adjustment” below).
Qualified Contracts. If you own a Qualified Contract that is in the “Required Minimum Distribution” or “RMD” phase under the Internal Revenue Code, and you are required to withdraw more than the Annual Amount we have calculated, then we will increase your Annual Amount to equal the amount required to be withdrawn under the Internal Revenue Code.
●
We determine this amount as of the beginning of the calendar year based solely on the values under your Contract. We do not include RMDs of any other assets of any Owner or Designated Beneficiary. This amount is equal to the Internal Revenue Code required minimum distribution amount calculated by us using only (1) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (2) your Contract Value (including the present value of any additional benefits provided under your Contract to the extent required to be taken into account under IRS Guidance), and (3) amounts from the current calendar year (no carry-over from past years).
Determining Your Benefit Base. Your Benefit Base is used to calculate your Annual Amount.
Note:
Your Benefit Base is only used to calculate the Annual Amount. It is not a cash value, surrender value, or death benefit, it is not available to you, it is not a minimum return for any
Subaccount, and it is not a guarantee of any Contract Value.

●
We initially calculate your Benefit Base on the Rider Start Date and recalculate it on each Contract anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.
Your initial Benefit Base is equal to (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract anniversary).
Your Benefit Base after the Rider Start Date is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.
1.
The Benefit Step-up Base:
On the Rider Start Date, the Benefit Step-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract anniversary).
We recalculate the Benefit Step-up Base as follows:
a.
On each Contract anniversary, the new Benefit Step-up Base is equal to the greater of your Contract Value on that anniversary, or (B) the then current Benefit Step-up Base.
b.
If you make an additional Purchase Payment, we will increase the then current Benefit Step-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).
c.
If you make an Excess Withdrawal, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).
Note:
Excess Withdrawals will reduce your Benefit Step-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess
Withdrawals could reduce your Benefit Step-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.

Examples of Excess Withdrawals on the Benefit Step-up Base. Example 1, assume:
(i)
At the beginning of the Contract Year, the Annual Amount is $5,000.

(ii)
During the Contract Year the Owner makes a $6,000 withdrawal, which means the Owner has made a Non-Excess Withdrawal of $5,000 and an Excess Withdrawal of $1,000.
(iii)
On the day that the Owner takes the $6,000 withdrawal, but prior to the withdrawal being processed, the then current Benefit Step-up Base is $100,000. The Contract Value is $120,000 prior to any part of the withdrawal being processed and, after the Non-Excess Withdrawal is effected but immediately before the Excess Withdrawal is effected, the Contract Value is $115,000.
When an Excess Withdrawal is made, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 – ($1,000 ÷ $115,000)) = $99,130.
Example 2, assume:
(i)
The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.
(ii)
The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.
(iii)
Immediately prior to the withdrawal of $3,000, the current Benefit Step-up Base is $100,000. The Contract Value is $50,000.
The new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 – ($3,000 ÷ $50,000)) = $94,000.
●
Note that in this case, the Excess Withdrawal is $3,000, while the reduction in Benefit Step-up Base is $6,000 (twice the amount of the Excess Withdrawal).
2.
The Benefit Roll-up Base:
On the Rider Start Date, the Benefit Roll-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract anniversary).
We recalculate the Benefit Roll-up Base as follows:
(a)
On each Contract anniversary, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 plus the Growth Factor).
We determine the Growth Factor as follows:
(i)
If you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is:
●
5.0% on Rider anniversaries 1 through 4;
●
6.0% on Rider anniversaries 5 through 8;
●
7.0% on Rider anniversaries 9 through 12; and
●
0.0% on Rider anniversaries 13 and greater.
(ii)
If you have made one or more withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is zero on every Contract anniversary following the first withdrawal.
Note:
The value of the GLWB Rider may be affected if you delay taking withdrawals. For example, once you take a withdrawal, we will apply the 2% Inflation Adjustment (if elected) to your
Benefit Percentage on each Contract anniversary (subject to certain conditions). (See “When to Take Withdrawals” below.)

(b)
If you make an additional Purchase Payment, we will increase the then current Benefit Roll-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).

(c)
If you make an Excess Withdrawal, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).
Note:
Excess Withdrawals will reduce your Benefit Roll-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess
Withdrawals could reduce your Benefit Roll-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.

Example of Excess Withdrawals on the Benefit Roll-up Base. Assume:
(i)
The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.
(ii)
The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.
(iii)
Immediately prior to the withdrawal of $3,000, the current Benefit Roll-up Base is $100,000. The Contract Value is $50,000.
The new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Roll-up Base is equal to: $100,000 x (1 – ($3,000 ÷ $50,000)) = $94,000.
●
Note that the Excess Withdrawal is $3,000, while the reduction in Benefit Roll-up Base is $6,000 (twice the amount of the Excess Withdrawal).
2% Inflation Adjustment. We are currently not requiring that customers follow the asset allocation models described below, but reserve the right to do so in the future consistent with the terms of the GLWB Rider. Accordingly, the discussion below has no current application, but rather describes the conditions and restrictions applicable to the 2% Inflation Adjustment should we require that the asset allocation models be followed in the future. Because investing in accordance with the asset allocation models is not currently required, you may wish to speak to your registered representative or other advisor about how to allocate your Contract Value among the various Subaccounts.
If your entire Contract Value has been invested in accordance with one of the asset allocation models described below since the Rider Start Date, we will increase the Benefit Percentage by an amount equal to the current Benefit Percentage multiplied by 2.0% (the “2% Inflation Adjustment”). However, no increases will be made until you make a withdrawal following the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). After you make such a withdrawal, we will begin applying the 2% Inflation Adjustment to your Benefit Percentage on each Contract anniversary.
Note:
The value of the GLWB Rider may be affected if you begin taking withdrawals too soon. For example, once you take a withdrawal, we will no longer increase your Benefit Roll-up Base by the Growth Factor. (See “When to Take Withdrawals” below.)

To be eligible for the 2% Inflation Adjustment, at all times since the Rider Start Date your entire Contract Value must be invested in one of several specified asset allocation models. This means:
●
You must allocate all Purchase Payments and Contract Value in accordance with one of the asset allocation models;
●
You must elect and maintain the Asset Reallocation Option, thereby authorizing us to automatically transfer your Contract Value on a quarterly basis to restore your asset allocation model’s allocations to the original percentages in effect at the time you elected the model;
●
You may change from the current asset allocation model to another asset allocation model approved by us for use in connection with the 2% Inflation Adjustment feature;
●
You may not make other transfers among the Subaccounts; and
●
We will deduct any withdrawals you make (including withdrawals pursuant to the RIA Annual Withdrawal Allowance) from the Subaccounts in the asset allocation model on a pro rata basis.
Note:	You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs.

If at any time following the Rider Start Date all or a portion of your Contract Value is not invested in accordance with the above restrictions, then your Benefit Percentage will not be increased by the 2% Inflation Adjustment for that Contract Year or any subsequent Contract Year.
Each asset allocation model invests different percentages of Contract Value in certain of the Subaccounts. In general, the investment strategies employed by the asset allocation models include allocations that focus on (1) combining bond funds and stock funds; or (2) emphasizing stock funds while including a weighting to bond funds. Each of these asset allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. There can be no assurance, however, that any of the asset allocation models will achieve their investment objective. If you are seeking a more aggressive investment strategy, the asset allocation models required in connection with the 2% Inflation Adjustment may not be appropriate for you.
The asset allocation models approved for use with the 2% Inflation Adjustment and the composition of the specific asset allocation model you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model that is permitted with the 2% Inflation Adjustment, you must submit new allocation instructions to us in writing. There is no charge for allocating your Contract Value in accordance with an asset allocation model.
The specific asset allocation models available to you are fully described in a separate brochure. Your sales representative can provide additional information about the asset allocation models available to you. Please talk to him or her if you have additional questions about the asset allocation models.
Example of the 2% Inflation Adjustment. Assume:
(i)
the Owner added the Rider (issued with one Covered Person) at age 70,
(ii)
the 2% Inflation Adjustment has not been forfeited because Contract Value has at all times since the Rider Start Date been invested in accordance with the investment restrictions set forth above, and
(iii)
the first withdrawal (other than one within the RIA Annual Withdrawal Allowance) is in Contract Year 3.
The Benefit Percentage is equal to:
●
5.00% for Contract Years 1 and 2 (because the Owner was between ages 65 and 75 on the Rider Start Date and did not take any withdrawals),
●
5.00% for Contract Year 3 (because the withdrawal will trigger the 2% Inflation Adjustment beginning on the next Contract anniversary),
●
5.10% for Contract Year 4 (5.00% * (1.02)),
●
5.20% for Contract Year 5 (5.00% * (1.02)2),
●
5.31% for Contract Year 6 (5.00% * (1.02)3)
●
and so forth for subsequent Contract Years (so long as the Owner continues to comply at all times with the investment restrictions set forth above). If, in Contract Year 6, the Owner fails to comply with the investment restrictions, then in all future Contract Years the Benefit Percentage will be equal to 5.31%.
RIA Annual Withdrawal Allowance. If withdrawals are made under your Contract to pay fees to a registered investment adviser, then we will not consider that withdrawal when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base, if:
●
the withdrawals are the only amount withdrawn in that Contract Year;
●
the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract;
●
we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and
●
the withdrawals do not exceed: (1) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (2) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year.
When to Take Withdrawals. You should carefully consider when to begin taking withdrawals under the GLWB Rider.
Advantages to taking withdrawals:

●
You may maximize the time during which you may take lifetime withdrawals due to longer life expectancy, and you will be paying for a benefit you are using.
●
If you have selected the 2% Inflation Adjustment feature of the Rider and have complied with the investment restrictions noted above under “2% Inflation Adjustment,” once you make a withdrawal (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) we will apply the 2% Inflation Adjustment to your Benefit Percentage on each Contract anniversary (see “2% Inflation Adjustment”).
Advantages to delaying withdrawals:
●
On the first 12 Rider anniversaries, we will increase your Benefit Roll-up Base by the Growth Factor so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) (see “Benefit Roll-up Base”).
●
Withdrawals reduce your Free Withdrawal Amount, death benefit, and Contract Value, may result in receipt of taxable income (and a 10% penalty tax if made prior to age 59½), and may limit the potential for increasing your Benefit Base through higher Contract Values on Contract Anniversaries.
You should discuss with your registered representative when it may be appropriate for you to begin taking withdrawals under the GLWB Rider.
Annuitization. If you have not selected an Annuity Start Date, then while the GLWB Rider is in effect the Annuity Start Date is the day before the older Annuitant’s 95th birthday.
If the Contract Value is greater than zero on the Annuity Start Date, then you may elect to receive annual Annuity Payments equal to:
a.
the Annual Amount as of the Annuity Start Date; or
b.
the amount determined by applying the Contract Value less premium taxes and any pro rata account administration charge as of the Annuity Start Date to any of the Annuity Options available under your Contract.
If you choose option (a), then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary.
If you choose option (b), then we will make Annuity Payments pursuant to the terms of your Contract.
Note:
The payments you would receive under option (a) are different from the payments you would receive under option (b). You should consult with your registered representative to determine which option is more appropriate for you.

Reduction of Contract Value To Zero. If your Contract Value reduces to zero, one of the following will occur:
1.
If your Contract Value reduced to zero due to an Excess Withdrawal, then we will terminate your Contract and the GLWB Rider (which means your Annual Amount will no longer be available) even if your Benefit Base is greater than zero. You will not be entitled to receive any further benefits under your Contract or the Rider.
2.
If your Contract Value reduced to zero for any reason other than due to an Excess Withdrawal, then:
a.
We will make payments to you each Contract Year in an amount equal to the Annual Amount in effect as of the Valuation Date the Contract Value reduced to zero;
b.
We will make these as a series of payments pursuant to a frequency selected by you from those made available by us at that time;
c.
We will make these payments until the death of the Covered Person (or the later of the death of the Covered Person and any Joint Covered Person, if applicable, subject to the restrictions on changing Owners);
d.
You may not make any additional Purchase Payments under your Contract;

e.
You will no longer be eligible to receive a death benefit under your Contract; and
f.
We will terminate all other optional riders under your Contract.
Investment Option Restrictions. If you elected the GLWB Rider, you cannot allocate your Purchase Payments or transfer your Contract Value to the Fixed Account. If you wish to add the GLWB Rider on a Contract anniversary, you will need to transfer any Contract Value in the Fixed Account to one or more of the Subaccounts.
Restrictions on Purchase Payments. If you elected the GLWB Rider, (either on the Contract Date or on any Contract anniversary prior to the Annuity Start Date), we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date.
When discussing the GLWB Rider, all references to Purchase Payments mean the amount actually applied to Contract Value (i.e., net of any applicable premium tax or other applicable charges).
If in the future the Fixed Account becomes an available investment option under the Rider, then we may deduct a portion of the GLWB Rider Charge from Contract Value allocated to the Fixed Account.
We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates, regardless of the reason for termination.
Contract Loans. You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect.
Termination. We will terminate the GLWB Rider on the earliest of:
1.
The Valuation Date you surrender your Contract;
2.
The Annuity Start Date (subject to any obligations we may have to make payments of the Annual Amount, as set forth in the Annuitization provision above);
3.
For a GLWB Rider issued with one Covered Person, the date of the Covered Person’s death (regardless of whether the surviving spouse Beneficiary continues the Contract);
4.
For a GLWB Rider issued with a Covered Person and a Joint Covered Person, the later of the date of death of the Covered Person or the Joint Covered Person (subject to our rules relating to the designation of a Joint Covered Person—see “Covered Persons, Owners, and Spouses” above);
5.
The date of change of ownership under the Contract (including total or partial change incident to a divorce—see “Covered Persons, Owners, and Spouses” above); or
6.
The Valuation Date your Contract Value is reduced to zero due to an Excess Withdrawal.
Tax Consequences. As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules to the Rider, particularly those rules relating to distributions from your Contract, is not entirely clear. While there is some uncertainty, we intend to treat any amounts received by you under the GLWB Rider after your Contract Value reduces to zero as annuity payments for tax purposes. We also intend to treat the payments made to you under the Rider prior to the date your Contract Value reduces to zero or selection of an Annuity Option as withdrawals for tax purposes.
For Qualified Contracts, distributions attributable to the GLWB Rider will be taxed in accordance with the rules applicable to the type of Qualified Plan. We intend to treat distributions from Contracts issued as Section 403(b) annuities or traditional or Roth individual retirement annuities in the manner described above for annuities generally. (Please see “Federal Tax Matters.”) Your required minimum distribution amount may have to include the value of optional Contract provisions such as the GLWB rider. Consult a tax advisor.
Limited Exchange Opportunity. Beginning on May 1, 2008 and extending through April 30, 2009, if you currently owned the Guaranteed Minimum Withdrawal Benefit Rider, you could have exchanged that Rider for the Guaranteed Lifetime Withdrawal Benefit Rider if you were otherwise eligible to purchase the Rider. We only permitted such an exchange on a Contract anniversary. All terms and conditions of the Guaranteed Lifetime Withdrawal Benefit Rider that were in effect on that Contract anniversary applied. We used your Contract Value on that Contract anniversary to calculate the Benefit Base under the Guaranteed Lifetime Withdrawal Benefit rider. If you made this exchange, you would not be permitted to later repurchase the Guaranteed Minimum Withdrawal Benefit Rider.
There are differences in the terms of the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Lifetime Withdrawal Benefit Rider, including the rider charge, the availability of the Fixed Account, and whether withdrawals under the rider may be available for a specified period or for your lifetime. You should have reviewed the discussion on each rider carefully to determine whether exchanging your existing Guaranteed Minimum Withdrawal Benefit Rider was appropriate for you.
Guaranteed Minimum Income Benefit — (This rider was available for purchase ONLY prior to
February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market, the Fixed Account and the Loan Account; however you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract anniversary following the 10th Contract anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was 79 or younger.
Example 1. How the Guaranteed Minimum Income Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
After the $50,000 Purchase Payment, the Minimum Income Benefit is $152,586 ($102,586 + $50,000).
Example 2. How the Guaranteed Minimum Income Benefit Decreases as a Result of Withdrawals.
Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Minimum Income Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Minimum Income Benefit decreases as follows:
Minimum Income Benefit prior to withdrawal x (1 - (Withdrawal amount / Contract Value prior to Withdrawal))
$160,472.50 x (1 - ($15,000 / $150,000))
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), and the Minimum Income Benefit is $144,425.25.

Example 3. How the Minimum Income Benefit is used at Annuitization.
Continuing from Example 2, the Owner decides to annuitize the Contract 20 days after the 10th Contract anniversary. Approximately 3,104 days have elapsed since the last withdrawal of $15,000. The Owner has taken no other withdrawals and added no additional Purchase Payments to the Contract. The Owner chooses Annuity Option 2 and monthly annuity payments. At the time of annuitization, the year is 2020, and the Owner, a male, is age 72. The guaranteed rate per thousand for the 5% Guaranteed Minimum Income Benefit assuming life with 10 year period certain for a male aged 72 in 2020 is $5.65. As a result of accrued interest, the Minimum Income Benefit at the time of annuitization is $218,695.20 ($144,425.25 x (1.05(3104/365))). The guaranteed monthly annuity payment is calculated as follows:
(Minimum Income Benefit at Annuitization / $1,000) x Applicable guaranteed rate per thousand
($218,695.20 / $1,000) x $5.65
$218.70 x $5.65 = $1,235.63
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Minimum Income Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. Assume no Credit Enhancements or Bonus Credits are applicable. At the time the Contract is issued, the initial Guaranteed Minimum Income Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Minimum Income Benefit would have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Minimum Income Benefit is calculated as follows:
Guaranteed Minimum Income Benefit prior to withdrawal	x (1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal))

$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
After the advisory fee withdrawal, the Contract Value is $99,000 ($100,000 - $1000) and the Guaranteed Minimum Income Benefit is $101,560.14.
6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living
Benefit) — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment “floor.”
The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Income Benefit. If you purchased this rider when you purchased the Contract, the Annual Limit initially was equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchased this rider on a Contract anniversary, the Annual Limit initially was equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.
The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.
In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract anniversary following the oldest Annuitant’s 80th birthday.
In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.
Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under “Annuity Options.” The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.
The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniversary of the rider purchase date and shall not be available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):
Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15
The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15 year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under “Annuity Options”).
The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.
If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.
This rider was available only if the age of the Annuitant at the time the rider was issued was 79 or younger.
Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a Qualified Contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit.
Example 1. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the 6% Dollar for Dollar Guaranteed Minimum Income Benefit.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market, the PIMCO Low Duration Subaccount, or the Fixed Account.
(iv)
The Owner does not purchase a Credit Enhancement rider.
(v)
No Bonus Credits are applicable.
(vi)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000, and the Annual Limit is $6,000 ($100,000 x 6%). 99 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 99 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit has increased to $101,593, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .06)(99/365)
$100,000 x 1.06(99/365) = $101,593
The increase in the Annual Limit is calculated as follows:
Annual Limit prior to Purchase Payment + (Purchase Payment x 6%)
$6,000 + ($50,000 x 6%)
$6,000 + $3,000 = $9,000
After the $50,000 Purchase Payment, the Minimum Income Benefit is $151,593 ($101,593 + $50,000), and the Annual Limit is $9,000.
Example 2. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Decreases as a Result of a Withdrawal.
Continuing from Example 1, the Owner takes a withdrawal of $19,000 a little over a year (376 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $159,000 and the Minimum Income Benefit prior to the withdrawal is $160,971 ($151,593 x 1.06(376/365)). After the withdrawal, the Minimum Income Benefit decreases as follows:
(Minimum Income Benefit prior to withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	x [1 -	(Amount of withdrawal in excess of the Annual Limit	/	(Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	)]

($160,971 - $9,000) x [1 - ($10,000 / ($159,000 - $9,000)]
$151,971 x [1 - ($10,000 / $150,000)] = $141,839.60
The decrease in the Annual Limit is calculated as follows:

Annual Limit prior to withdrawal	x [1 -	(Amount of withdrawal in excess of the Annual Limit	/	(Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	)]

$9,000 x [1 - ($10,000 / ($159,000 - $9,000)]
$9,000 x [1 - ($10,000 / $150,000)] = $8,400
After the $19,000 withdrawal, the Contract Value is $140,000 ($159,000 - $19,000), the Minimum Income Benefit is $141,839.60, and the Annual Limit is $8,400.
Example 3. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit is used at Annuitization.
Continuing from Example 2, the Owner decides to annuitize the Contract 20 days after the 10th Contract anniversary. Approximately 3,197 days have elapsed since the last withdrawal of $19,000. The Owner has taken no other withdrawals and added no additional Purchase Payments to the Contract. The Owner chooses Annuity Option 2 and monthly annuity payments. At the time of annuitization, the year is 2020, and the Owner, a male, is age 72. The guaranteed rate per thousand for the 6% Guaranteed Minimum Income Benefit assuming life with 10 year period certain for a male aged 72 in 2020 is $5.39. As a result of accrued interest, the Minimum Income Benefit at the time of annuitization is $236,292.07 ($141,839.60 x (1.06(3197/365))). The guaranteed monthly annuity payment is calculated as follows:
(Minimum Income Benefit at Annuitization / $1,000) x Applicable guaranteed rate per thousand
($236,292.07 / $1,000) x $5.39
$236.29 x $5.39 = $1,273.61
Example 4. How Advisory Fee Withdrawals Reduce the 6% Dollar for Dollar Guaranteed Minimum Income Benefit. Assume:
(i)
The Owner purchases the Contract with the 6% Dollar for Dollar Guaranteed Minimum Income Benefit.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market, the PIMCO Low Duration Subaccount, or the Fixed Account.
(iv)
The Owner does not purchase a Credit Enhancement rider.
(v)
No Bonus Credits are applicable.
(vi)
There are no outstanding loans on the Contract.
99 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. At the time the Contract is issued, the initial Guaranteed Minimum Income Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Minimum Income Benefit would have grown to $101,593 ($100,000 x 1.06(99/365)). Assume there have been no other fees or withdrawals taken during the Contract Year. Thus, the $1,000 advisory fee is less than the remaining Annual Limit of $6,000. As a result of the advisory fee withdrawal, the Guaranteed Minimum Income Benefit is reduced dollar for dollar as follows:
Guaranteed Minimum Income Benefit Prior to Withdrawal - Advisory Fee Withdrawal =
$101,593 - $1,000 = $100,593
The remaining Annual Limit is also reduced dollar for dollar by the amount of the advisory fee withdrawal. Thus, after the advisory fee withdrawal, the remaining Annual Limit is $5,000 ($6,000 - $1,000) and the Guaranteed Minimum Income Benefit is $100,593.
Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and Loan Account; however, you will still pay the Rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Guaranteed Growth Death Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no applicable Bonus Credits.
(vi)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Guaranteed Growth Death Benefit is $100,000, and the Guaranteed Growth Death Benefit cap is 200% of Purchase Payments or $200,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$102,586 + $50,000 = $152,586

The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($50,000 x 200%)
$200,000 + $100,000 = $300,000
Following the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit is $152,586, and the Guaranteed Growth Death Benefit cap is $300.000.
Example 2. How the Guaranteed Growth Death Benefit Decreases as a Result of a Withdrawal.
Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Guaranteed Growth Death Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Guaranteed Growth Death Benefit decreases as follows:
Guaranteed Growth Death Benefit Prior to Withdrawal	x (1 -	(Withdrawal Amount	/	Contract Value Prior to Withdrawal))

$160,472.50 x (1 - ($15,000 / $150,000))
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($150,000 - $15,000) x 200%
$135,000 x 200% = $270,000
After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), the Guaranteed Growth Death Benefit is $144,425.25, and the Guaranteed Growth Death Benefit cap is $270,000.
Example 3. How the Guaranteed Growth Death Benefit applies at Death.
Continuing from Example 2, 439 days after the $15,000 withdrawal, the Company receives due proof of death. At the time of death, the Contract Value is $150,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments, less any withdrawals and withdrawal charges (in this case, $135,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $150,000); or (3) the Guaranteed Growth Death Benefit (in this case, $153,154 ($144,425.25 x 1.05(439/365)). Thus, $153,154 is the amount that would be paid.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no applicable Bonus Credits.
(vi)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. At the time the Contract is issued, the initial Guaranteed Growth Death Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Growth Death Benefit would have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee withdrawal	x (1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal))

$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
At the time of Contract issue, the Guaranteed Growth Death Benefit cap is equal to 200% of Purchase Payments or $200,000. After the advisory fee withdrawal, the cap decreases to $198,000 ($200,000 - ($1,000 x 200%)).
Combined Annual Stepped Up and Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
At the time of Contract issue, the Annual Stepped Up Death Benefit is $100,000 (the Purchase Payment), the Guaranteed Growth Death Benefit at 5% is $100,000 (the Purchase Payment), and the Guaranteed Growth Death Benefit cap is 200% or $200,000.
Due to positive market performance, the Contract Value on the first Contract anniversary is $125,000. The Annual Stepped Up Death Benefit increases to $125,000, the Guaranteed Growth Death Benefit increases to $105,000 ($100,000 x (1.05(365/365))), and the GGDB cap remains unchanged at $200,000.
Due to negative market performance, the Contract Value on the second Contract anniversary is $98,000. The Annual Stepped Up Death Benefit remains unchanged at $125,000, the Guaranteed Growth Death Benefit increases to $110,250 ($105,000 x (1.05(365/365))), and the cap remains unchanged at $200,000.

212 days into the third Contract Year, the Owner dies. At the time of death, the Contract Value is $102,000, and the Guaranteed Growth Death Benefit is $113,419 ($110,250 x (1.05(212/365))). The death benefit is the greatest of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this example, $102,000), (3) the Annual Stepped Up Death Benefit (in this example, $125,000), or (4) the Guaranteed Growth Death Benefit at 5% (in this example, $113,419).
Thus, the death benefit payable is $125,000.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Annual Stepped Up and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000, the Guaranteed Growth Death Benefit is $113,419, the Guaranteed Growth Death Benefit cap is $200,000, and the Annual Stepped Up Death Benefit is $125,000.
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$113,419 x [1 - (1 - ($1,000 / $100,000)]
$113,419 x (1 - .01) = $112,284.81
The Guaranteed Growth Death Benefit cap is calculated as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $1,000) = $198,000
The Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x (1 - .01) = $123,750
Enhanced Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) —
This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
●
“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.
●
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Enhanced Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
During the fifth Contract Year, the Owner takes a withdrawal of $10,000. The Contract Value at the time of the withdrawal is $160,000. The adjusted Purchase Payments after the withdrawal are calculated as follows:
Previous Adjusted Purchase Payments x (1 - Withdrawal / Contract Value prior to withdrawal)
$100,000 x (1 - $10,000 / $160,000)
$100,000 x (1 - .0625)
$100,000 x .9375 = $93,750
During the sixth Contract Year, the Owner dies. At the time of death, the Contract Value is $175,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($175,000 - $93,750)
50% x $81,250 = $40,625
50% of adjusted Purchase Payments = 50% x 93,750 = $46,875
Thus, the Enhanced Death Benefit is $40,625.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $90,000 ($100,000 - $10,000)), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $215,625 ($175,000 + $40,625)). Thus, the death benefit payable is $215,625.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.

A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
Assume time elapses since the advisory fee withdrawal is taken, and the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($130,000 - $99,200)
$15,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Annual Stepped Up Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Annual Stepped Up Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.

(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)). Thus, the death benefit payable is $110,500.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Annual Stepped Up Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Later in the fourth Contract Year, the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($130,000 - $99,200)
$15,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $120,552 ($105,152 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.

During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35

Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $126,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($126,000 - $99,200)
$13,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $13,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $139,400 ($126,000 + $13,400)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $135,862.46 ($122,462.46 + $13,400)). Thus, the death benefit payable is $135,862.46.
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit — (This
rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Works. Assume:

(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.

A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x	[1 - (	Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal	)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $120,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($120,000 - $99,200)
$10,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $10,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Prior Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $130,400 ($120,000 + $10,400)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $115,552 ($105,152 + $13,400)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $132,862.46 ($122,462.46 + $10,400)). Thus, the death benefit payable is $132,862.46

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death
Benefit (formerly the Dollar for Dollar Combination Benefit) — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”) as described under “6% Dollar for Dollar Guaranteed Minimum Income Benefit.” For a discussion of the Minimum Income Benefit, see “6% Dollar for Dollar Guaranteed Minimum Income Benefit.”
In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Minimum Death Benefit, as described below.
The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit “floor.”
The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.
The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.
The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.
In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract anniversary following the oldest Owner’s 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.
In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.
The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.
This rider was available only if the age of each Owner on the Contract Date was 79 or younger and the age of each Annuitant on the Contract Date was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Increase with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market, the PIMCO Low Duration Subaccount, or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
No Bonus Credits are applicable.
(vi)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000, the Annual Limit is $6,000 ($100,000 x 6%), the Minimum Death Benefit is $100,000, and the Minimum Death Benefit Cap is $200,000 ($100,000 x 200%). 99 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 99 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit and Minimum Death Benefit have both increased to $101,593, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .06)(99/365)
$100,000 x 1.06(99/365) = $101,593
The increase in the Annual Limit is calculated as follows:
Annual Limit prior to Purchase Payment + (Purchase Payment x 6%)
$6,000 + ($50,000 x 6%)
$6,000 + $3,000 = $9,000
After the $50,000 Purchase Payment, the Minimum Income Benefit and the Minimum Death Benefit are both $151,593 ($101,593 + $50,000), the Annual Limit is $9,000, and the Minimum Death Benefit Cap increases to $300,000 ($200,000 + ($50,000 x 200%)).
Example 2. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Decrease as a Result of a Withdrawal.
Continuing from Example 1, the Owner takes a withdrawal of $19,000 a little over a year (376 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $159,000. The Minimum Income

Benefit and the Minimum Death Benefit prior to the withdrawal are both $160,971 ($151,593 x 1.06(376/365)). After the withdrawal, the Minimum Income Benefit and Minimum Death Benefit decrease as follows:
(Minimum Income Benefit prior to withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	x (1 -	(Amount of withdrawal in excess of the Annual Limit	/	Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit))

($160,971 - $9,000) x (1 - ($19,000 - $9,000) / ($159,000 - $9,000))
$151,971 x (1 - ($10,000 / $150,000)) = $141,839.60
(Minimum Income Benefit prior to withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	x (1 -	(Amount of withdrawal in excess of the Annual Limit	/	Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit))

($160,971 - $9,000) x (1 - ($19,000 - $9,000) / ($159,000 - $9,000))
$151,971 x (1 - ($10,000 / $150,000)) = $141,839.60
The decrease in the Annual Limit is calculated as follows:
Annual Limit prior to withdrawal	x (1 -	(Amount of withdrawal in excess of the Annual Limit	/	Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit))

$9,000 x (1 - ($19,000 - $9,000) / ($159,000 - $9,000))
$9,000 x (1 - ($10,000 / $150,000)) = $8,400
After the $19,000 withdrawal, the Contract Value is $140,000 ($159,000 - $19,000), the Minimum Income Benefit and the Minimum Death Benefit are both $141,839.60, the Annual Limit is $8,400, and the Minimum Death Benefit Cap is $281,000 ($300,000 - $19,000).
Example 3. Death Benefit and Annuitization under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit.
Continuing from Example 2, approximately 12 years (4,380 days) have elapsed since the $19,000 withdrawal. No additional withdrawals have been taken, and no additional Purchase Payments have been added to the Contract. The Minimum Income Benefit and Minimum Death Benefit are both $285,409.14 ($141,839.60 x (1.06(4380/365))), and the Minimum Death Benefit Cap is $281,000.
If the Owner chooses to annuitize under the Guaranteed Minimum Income Benefit, $285,409.14 would be used to determine the guaranteed annuity payment.
If the Owner dies, the death benefit payable would be $281,000 (the Minimum Death Benefit Cap).
Example 4. How Advisory Fee Withdrawals Reduce the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Decrease as a Result of a Withdrawal. Assume:
(i)
The Owner purchases the Contract with the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market, the PIMCO Low Duration Subaccount, or the Fixed Account.
(iv)
The Owner does not purchase a Credit Enhancement rider.
(v)
No Bonus Credits are applicable.
(vi)
There are no outstanding loans on the Contract.

At the time the Contract is issued, the Minimum Income Benefit is $100,000, the Annual Limit is $6,000 ($100,000 x 6%), the Minimum Death Benefit is $100,000, and the Minimum Death Benefit Cap is $200,000 ($100,000 x 200%). Ninety-nine days after Contract issue, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Minimum Income Benefit is $101,593 ($100,000 x 1.06(99/365)), the Minimum Death Benefit is $101,593 ($100,000 x 1.06(99/365)), the Minimum Death Benefit Cap is $200,000, and the Annual Limit is $6,000.
Because the advisory fee of $1,000 is less than the Annual Limit of $6,000, the withdrawal reduces the Minimum Income Benefit dollar for dollar as follows:
Minimum Income Benefit Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$101,593 - $1,000 = $100,593
Because the advisory fee of $1,000 is less than the Annual Limit of $6,000, the withdrawal reduces the Minimum Death Benefit dollar for dollar as follows:
Minimum Death Benefit Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$101,593 - $1,000 = $100,593
The Guaranteed Minimum Death Benefit Cap is reduced as follows:
Minimum Death Benefit Cap Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$200,000 - $1,000 = $199,000
The Annual Limit is reduced as follows:
Annual Limit Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$6,000 - $1,000 = $5,000
Guaranteed Minimum Withdrawal Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*
A percentage of the initial Purchase Payment including any
Credit Enhancement and/or Bonus Credit (or Contract Value
on the purchase date of the rider if the rider was purchased on a Contract anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
Example 1. Annual Withdrawal Amount Continues when the Contract Value Reaches Zero. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.

(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
(iv)
The assumed rate of return is -1.00%.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. If the Owner takes no other withdrawals in Contract Year 1 besides the Annual Withdrawal Amount, at the beginning of Contract Year 2, the Contract Value is $94,050 and the Remaining Benefit Amount is $125,000. If the Owner continues taking only the Annual Withdrawal Amount each Contract Year, at the end of Contract Year 19, the Contract Value is $0, but the Remaining Benefit Amount is $35,000. The Owner can continue taking the Annual Withdrawal Amount for seven additional Contract Years until the Remaining Benefit Amount is $0.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
Example 2. Effect of an Excess Withdrawal and Recalculation of the Remaining Benefit Amount and the Annual Withdrawal Amount. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. Due to negative market performance, in Contract Year 1 the Contract Value is reduced to $85,000 and the Owner decides to withdraw $15,000. This reduces the Contract Value to $70,000 ($85,000 - $15,000). Because the $15,000 withdrawal exceeds the Annual Withdrawal Amount, the Remaining Benefit Amount and future Annual Withdrawal Amount will be reduced. The excess withdrawal is equal to $10,000 ($15,000 - $5,000), the amount of the withdrawal in excess of the Annual Withdrawal Amount.
The percentage reduction in the Remaining Benefit Amount and the future Annual Withdrawal Amount is calculated as follows:
Excess Withdrawal Amount / (Contract Value Prior to Withdrawal - Annual Withdrawal Amount):
$10,000 / ($85,000 - $5,000)
$10,000 / $80,000 = 12.50%
The adjusted Remaining Benefit Amount is calculated as follows:
(Remaining Benefit Amount - Annual Withdrawal Amount) x (1 - Calculated Reduction)

$130,000 - $5,000 = $125,000
$125,000 x (1 - 12.50%) = $109,375
The future Annual Withdrawal Amount is calculated as follows:
Annual Withdrawal Amount x (1 - Calculated Reduction)
$5,000 x (1 - 12.50%) = $4,375
After the reduction, the Remaining Benefit Amount is $109,375 and the future Annual Withdrawal Amount is $4,375.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
Example 3. Remaining Benefit Amount Reset. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. On the sixth Contract anniversary, the Owner elects to reset the Remaining Benefit Amount. The Owner has taken no other withdrawals besides the Annual Withdrawal Amount for the last six Contract Years. On the sixth Contract anniversary, due to positive market performance, the Contract Value is $120,000, and the Remaining Benefit Amount is $100,000 ($130,000 – ($5,000 x 6)). Upon the reset, the Remaining Benefit Amount will increase to $120,000, and the Annual Withdrawal Amount will increase from $5,000 to $6,000 ($120,000 x 5%). After the reset, the Contract will not be eligible for another reset until after the 11th Contract anniversary.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Minimum Withdrawal Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. Because the advisory fee of $1,000 is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Withdrawal Benefit dollar for dollar as follows:
Guaranteed Minimum Withdrawal Benefit Prior to Advisory Fee Withdrawal	-	Advisory Fee Withdrawal

$130,000 - $1,000 = $129,000
After the withdrawal, the remaining Annual Withdrawal Amount is reduced as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$5,000 - $1,000 = $4,000

If the advisory fee withdrawal is $6,000 (and therefore greater than the Annual Withdrawal Amount), the Guaranteed Minimum Withdrawal Benefit is reduced proportionately as follows:
(Guaranteed Minimum Withdrawal Benefit Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($130,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$125,000 x [1 - ($1,000 / $95,000)] = $123,684.21
The withdrawal reduces the Guaranteed Minimum Withdrawal Benefit by more than the amount of the withdrawal. After the withdrawal, the remaining Annual Withdrawal Amount is $0. The advisory fee withdrawal will proportionately reduce the Annual Withdrawal Amount available in future Contract Years. The Annual Withdrawal Amount for the next Contract Year is calculated as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal	-	[1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

$5,000 x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$5,000 x ($1,000 / $95,000) = $4,947.37
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was 85 or younger.
If you have a Qualified Contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Minimum Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.
Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.
Example 1. How an Additional Purchase Payment Affects the Total Protection Rider. Assume:
(i)
The Owner purchases the Contract with the Total Protection Rider.
(ii)
The initial Purchase Payment is $100,000.
At Contract issue, the Guaranteed Growth Death Benefit is $100,000, the Guaranteed Growth Death Benefit cap is $200,000 ($100,000 x 200%), the Remaining Benefit Amount is $100,000 ($100,000 x 100%), the Annual Withdrawal Amount is $5,000 ($100,000 x 5%), and the Guaranteed Minimum Accumulation Benefit is $105,000 ($100,000 x 105%).

The Owner adds a Purchase Payment of $10,000 to the Contract in the first Contract Year (42 days after Contract issue). As a result of interest accrued over the 42 days since the initial Purchase Payment, immediately prior to the $10,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $100,563, calculated as follows:
Initial Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(42/365)
$100,000 x 1.05(42/365) = $100,563
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$100,563 + $10,000 = $110,563
The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($10,000 x 200%)
$200,000 + $20,000 = $220,000
The Remaining Benefit Amount increases as a result of the Purchase Payment:
Remaining Benefit Amount prior to Purchase Payment + (Additional Purchase Payment x 100%)
$100,000 + ($10,000 x 100%)
$100,000 + $10,000 = $110,000
The Annual Withdrawal Amount increases as a result of the Purchase Payment:
Prior Annual Withdrawal Amount + (Purchase Payment x 5%)
$5,000 + ($10,000 x 5%)
$5,000 + $500 = $5,500
The Guaranteed Minimum Accumulation Benefit increases as a result of the Purchase Payment:
Guaranteed Minimum Accumulation Benefit prior to Purchase Payment + (Purchase Payment x 105%)
$105,000 + ($10,000 x 105%)
$105,000 + $10,500 = $115,500
Example 2. How a Withdrawal Affects the Total Protection Rider.
Continuing from Example 1, the Owner withdraws $10,500 from the Contract in the fourth Contract Year (1,450 days after the additional Purchase Payment). The Contract Value prior to withdrawal is $130,500.
As a result of interest accrued over the 1,450 days since the additional Purchase Payment, immediately prior to the $10,500 withdrawal, the Guaranteed Growth Death Benefit has increased to $134,210.50, calculated as follows:
Guaranteed Growth Death Benefit x (1 + Effective Annual Interest Rate)Time Elapsed Since Additional Purchase Payment
$110,563 x (1 + .05)(1450/365)
$110,563 x 1.05(1450/365) = $134,210.50

The Guaranteed Growth Death Benefit decreases as a result of the withdrawal:
(Guaranteed Growth Death Benefit prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($134,210.50 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$128,710.50 x (1 - ($5,000 / $125,000))
$128,710.50 x (1 - .04)
$128,710.50 x .96 = $123,562.08
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($100,000 + $10,000 - $10,500) x 200%
$99,500 x 200% = $199,000
The Remaining Benefit Amount decreases as a result of the withdrawal:
(Remaining Benefit Amount prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($110,000 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$104,500 x (1 - ($5,000 / $125,000))
$104,500 x (1 - .04)
$104,500 x .96 = $100,320
The Annual Withdrawal Amount decreases as a result of the withdrawal:
Prior Annual Withdrawal Amount	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

$5,500 x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$5,500 x (1 - ($5,000 / $125,000))
$5,500 x (1 - .04)
$5,500 x .96 = $5,280
The Guaranteed Minimum Accumulation Benefit decreases as a result of the withdrawal:
(Guaranteed Minimum Accumulation Benefit prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($115,500 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$110,000 x (1 - ($5,000 / $125,000))
$110,000 x (1 - .04)
$110,000 x 0.96 = $105,600
After the withdrawal, the Guaranteed Growth Death Benefit is $123,562.08, the Guaranteed Growth Death Benefit cap is $199,000, the Remaining Benefit Amount is $100,320, the Annual Withdrawal Amount is $5,280, and the Guaranteed Minimum Accumulation Benefit is $105,600.
Example 3. Total Protection Rider at the end of 10 Years.

Continuing from Example 2, assume the Owner does not reset the Guaranteed Minimum Accumulation Benefit term for the first 10 Contract Years. At the end of 10 Contract Years, the Owner’s Contract Value is $104,000, and the Guaranteed Minimum Accumulation Benefit is $105,600. Because the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value, the difference of $1,600 will be added to the Owner’s Contract Value. Once this additional amount has been added to the Owner’s Contract Value, the Guaranteed Minimum Accumulation Benefit terminates.
Example 4. How Advisory Fee Withdrawals Reduce the Total Protection Rider. Assume:
(i)
The Owner purchases the Contract with the Total Protection Rider.
(ii)
The initial Purchase Payment is $100,000.
At Contract issue, the Guaranteed Growth Death Benefit is $100,000, the Guaranteed Growth Death Benefit cap is $200,000 ($100,000 x 200%), the Remaining Benefit Amount is $100,000 ($100,000 x 100%), the Annual Withdrawal Amount is $5,000 ($100,000 x 5%), and the Guaranteed Minimum Accumulation Benefit is $105,000 ($100,000 x 105%).
A $1,000 advisory fee is withdrawn from the Contract. Immediately prior to the withdrawal, the Guaranteed Growth Death Benefit has increased to $110,563, the Guaranteed Growth Death Benefit cap is $200,000, the Remaining Benefit Amount is $100,000, the Annual Withdrawal Amount is $5,000, and the Guaranteed Minimum Accumulation Benefit is $105,000.
Because the advisory fee of $1,000 is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Withdrawal Benefit dollar for dollar as follows:
Guaranteed Growth Death Benefit - Advisory Fee Withdrawal
$110,563 - $1,000 = $109,563
The Guaranteed Growth Death Benefit cap is reduced as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $1,000)
$200,000 - $2,000 = $198,000
The remaining Annual Withdrawal Amount is reduced as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$5,000 - $1,000 = $4,000
Because the advisory fee is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Remaining Benefit Amount dollar for dollar as follows:
Remaining Benefit Amount Prior to Advisory Fee Withdrawal – Advisory Fee Withdrawal
$100,000 - $1,000 = $99,000
Because the advisory fee is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Accumulation Benefit dollar for dollar as follows:
Guaranteed Minimum Accumulation Benefit Prior to Advisory Fee Withdrawal	-	Advisory Fee Withdrawal

$105,000 - $1,000 = $104,000
If the advisory fee withdrawal is $6,000 (and therefore greater than the Annual Withdrawal Amount), benefits under the Total Protection Rider are reduced proportionately.

The Guaranteed Growth Death Benefit is reduced as follows:
(Guaranteed Growth Death Benefit	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($110,563 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$105,563 x [1 - ($1,000 / $95,000)] = $104,451.81
The Guaranteed Growth Death Benefit Cap is reduced as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $6,000)
$200,000 - $12,000 = $188,000
After the withdrawal, the remaining Annual Withdrawal Amount is $0. The advisory fee withdrawal will proportionately reduce the Annual Withdrawal Amount available in future Contract Years. The Annual Withdrawal Amount for the next Contract Year is calculated as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal	x	[1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

$5,000 x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$5,000 x [1 - ($1,000 / $95,000)] = $4,947.37
The Remaining Benefit Amount is reduced as follows:
(Remaining Benefit Amount Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)))

($100,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$95,000 x [1 - ($1,000 / $95,000)] = $94,000
The Guaranteed Minimum Accumulation Benefit is reduced as follows:
(Guaranteed Minimum Accumulation Benefit Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($105,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$100,000 x [1 - ($1,000 / $95,000)] = $98,947.37

APPENDIX C
Automatic Bonus Credit Rider

During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.
The Bonus Credit, which was added to Contract Value, generally was equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit was equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applied the Bonus Credit to Contract Value at the time the Purchase Payment was effective, and any Bonus Credit was allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you received the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.
The Bonus Credit is subject to any applicable withdrawal charge. There was no charge for this rider.
C-1

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121612.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000029048

Prospectus
May 1, 2026

NEA VALUEBUILDER VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, LLC
28-01917-00 2026/05/01
NEA 191

NEA VALUEBUILDER VARIABLE ANNUITY
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-NEA-VALU www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the NEA Valuebuilder Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract was sold to individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. The Contract is currently not sold to new investors.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called SBL Variable Annuity Account XIV (the “Separate Account”), or to the Fixed Account (if it is available under your Contract). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract and the Fixed Account (if available) is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
The Contract is made available under the NEA Retirement Program pursuant to an agreement between the Company and NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of the National Education Association of the United States (the “NEA”). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Retirement Program (subject to limited exceptions), and MBC provides certain services in connection with the NEA Retirement Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer, and they do not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See “Information About the Company, the Separate Account, and the Funds” for more information.
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by additional fees and charges. All or a portion of your Credit Enhancement may be recaptured upon cancellation of your Contract under the free look provision, surrender, withdrawal, or death.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
NEA 191
Protected by U.S. Patent No. 7,251,623 B1.
28-01917-00 2026/05/01

If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. Neither the refund nor the Contract Value will include any Credit Enhancements, if applicable. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
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3

4

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
5

Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts and the Fixed Account (if available).
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. Because of the withdrawal charge and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
6

Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests. The Fixed Account option (if available under your Contract), which guarantees the principal and a minimum interest rate, may also be available for investment. If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account.
Additional information about the Underlying Funds available under the Contract  and the Fixed Account (if available) is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 7), withdrawals (other than systematic withdrawals) are permitted after the Annuity Start Date. In general, optional benefits (e.g., the Annual Stepped Up Death Benefit) terminate upon annuitization if you elect one of Annuity Options 1 through 4, 7, or 8. If you elect Annuity Option 5 or 6, the optional benefit will continue after the Annuity Start Date if you purchase the Waiver of Withdrawal Charge Rider or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved), and the Company will continue to deduct optional benefit charges after the Annuity Start Date.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Loans. If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. A loan must be taken and repaid prior to the Annuity Commencement Date.
Waiver of Withdrawal Charge Rider. For an additional charge, under certain circumstances, we will waive your withdrawal charges.
Extra Credit Rider. For an additional cost during the first seven Contract Years, the Company adds to your Contract Value an amount known as a Credit Enhancement, which is based on a percentage of any Purchase Payments made in the first Contract Year. In the past, we offered a version of this rider at no cost. All or a portion of your Credit Enhancement may be recaptured upon free look, surrender, withdrawal, or death.
0-Year or 4-Year Alternate Withdrawal Charge. For an additional cost, this rider makes available an alternative, shorter withdrawal charge schedule. The withdrawal charge varies depending on the Purchase Payment age and will apply in lieu of the Contract’s seven-year withdrawal charge schedule.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but no surrender charge (if applicable) is assessed on such withdrawals, and the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your
7

Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts and the Fixed Account (if available) on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Important Information You Should Consider About the Contract

	FEES, EXPENSES AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you may be assessed a surrender charge of up to 7%
(as a percentage of the portion of the withdrawal amount consisting of
Purchase Payments), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000. This loss will be greater if there are taxes or tax penalties.
				Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Are There Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).			Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifi-
cations page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.94%	1.09%
	(Underlying Fund fees and expenses)[2]	0.63%	1.72%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	0.85%
1
As a percentage of Contract Value allocated to the Separate Account. Any charge above the minimum charge of 0.90% is deducted from your Contract Value on a monthly basis. The charge shown includes the account administration charge.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

8

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,419.17	Highest Annual Cost: $3,004.09
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges, taxes and tax penalties may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your
Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that you choose under the Contract.
●Each investment option (including the Fixed Account, if available) has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
9

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
●Certain optional benefits are not available in every state and are subject to age restrictions.
●Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Optional Riders Appendix B – Riders Available Only Prior to February 1, 2010
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees Federal Tax Matters Federal Tax Matters – Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
10

	CONFLICTS OF INTEREST	Location in Prospectus
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to
(1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first
Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales
Charge” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.
Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Net Loan Interest Charge	2.75%[2]
Base Contract Expenses (as a percentage of average Contract Value)	1.05%[3]
Optional Rider Expenses (as a percentage of Contract Value)[4]
Annual Rider Charge
Riders Previously Available for Purchase with The Contract
4% Extra Credit Rider[5]	0.55%
Annual Stepped Up Death Benefit	0.20%
Waiver of Withdrawal Charge*	0.05%
Waiver of Withdrawal Charge—15 Years or Disability*	0.05%
Alternate Withdrawal Charge Rider (0-Year)*	0.70%
Alternate Withdrawal Charge Rider (4-Year)[6]*	0.55%
Riders Available for Purchase Only Prior to February 1, 2010
3% Guaranteed Minimum Income Benefit Rider	0.15%
11

Optional Rider Expenses (as a percentage of Contract Value)[4]
	Annual Rider Charge
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Ride[7]	0.25%
7% Guaranteed Growth Death Benefit Rider[7]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
	Current	Maximum
Guaranteed Minimum Withdrawal Benefit Rider[8]	0.45%	1.10%
Total Protection Rider[9]	0.85%	1.45%
3% Extra Credit Rider[5]	0.40%
5% Extra Credit Rider[5]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability*	0.10%
Waiver of Withdrawal Charge Rider—Hardship*	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½*	0.20%
*
Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1
We call this fee the account administration charge in your Contract, as well as in other places in this Prospectus. A pro rata account adminis-
tration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4,
7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is
$50,000 or more on the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled
“Important Information You Should Consider About Your Contract” earlier in this Prospectus.
2
The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than
5.75% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is
3.0%.
3
This charge is comprised of both a mortality and expense risk charge and an administration charge. The administration charge is equal to an annual rate of 0.15% and is deducted daily. The mortality and risk charge is 0.90% but is reduced to 0.75% for Contract Values of $25,000 or more. The minimum mortality and expense risk charge of 0.75% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Annuity Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is
1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under
“Mortality and Expense Risk Charge.”
4
If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
5
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6
If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, then a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See “Alternate Withdrawal Charge.”
7
Not available to Texas residents.
8
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” in Appendix B – Riders Available Only Prior to February 1, 2010. The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
9
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders
Available Only Prior to February 1, 2010. The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00%
if you select a 0-Year Alternate Withdrawal Charge Rider).

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown
12

may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.63%	1.72%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.63%	1.71%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the most expensive combination of optional benefits available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$10,692.57	$18,684.03	$25,840.23	$44,988.69
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$4,370.03	$13,194.69	$22,133.38	$44,988.69
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$9,655.01	$15,698.04	$20,946.22	$35,636.26
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$3,294.32	$10,055.31	$17,052.81	$35,636.26
Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of
13

the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.
Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
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Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — Security Benefit Life Insurance Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2025, the Company had total assets under management of approximately $49.6 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contracts is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.securitybenefit.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
NEA Retirement Program — The NEA Retirement Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members (“NEA Retirement products”). The Contract is made available under the NEA Retirement Program pursuant to an agreement (the “Agreement”) between the Company and NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of the National Education Association of the United States (the “NEA”). Certain local school districts do not allow NEA Retirement products to be made available in their district; as a result, the NEA Retirement Program may not be available in all districts.
Under the Agreement:
●
The Company and its affiliates have the exclusive right to offer NEA Retirement products, including the Contract, under the NEA Retirement Program. However, employers of NEA members are not required to make available NEA Retirement products, and NEA members are not required to select products from any particular provider.
●
During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Retirement products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA’s website.
●
MBC promotes the NEA Retirement Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Retirement Program (e.g., monitoring the satisfaction of NEA members with the NEA Retirement Program, mailing welcome letters to members who purchase the Contract, listing NEA Retirement products in their membership accounts and directing participant phone calls to the Company.)
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●
MBC provides direct marketing assistance and cooperation to the Company in connection with the NEA Retirement Program.
Pursuant to the Agreement, which was entered into in July 2014 to replace a prior agreement, the Company pays MBC an annual fee for services provided. The annual base fee for the period beginning September 1, 2025 is $4,000,000 with quarterly payments of $1,000,000. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.
Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.
MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Retirement Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1-800-637-4636.
Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members’ access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent, the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
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The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at SBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121562.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the
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Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
The Company receives a $15.00 annual fee payment per Participant invested in the BNY Mellon Appreciation Fund.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
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Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Contingent Deferred Sales Charge — We also refer to this charge as the surrender charge, sales charge, or withdrawal charge in this Prospectus. The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments do not include Credit Enhancements for the purpose of assessing the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Withdrawals are considered to come first from Purchase Payments and then from earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
* If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.
The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. If we deduct the withdrawal charge from your remaining Contract Value, the withdrawal charge is also subject to a withdrawal charge.
Example of Withdrawal Charge Deducted from Withdrawal Payment and Deducted from Remaining Contract Value. Assume:
(i)
A withdrawal of $20,000 is requested in Contract Year 2
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(ii)
The remaining free withdrawal amount in Contract Year 2 is $10,000
If the Owner requests that the withdrawal charge be deducted from the withdrawal payment, the withdrawal charge would be $700, calculated as follows:
(Withdrawal Amount – Remaining Free Withdrawal Amount) x Withdrawal Charge %
($20,000 - $10,000) x 7% = $700
The $700 withdrawal charge is deducted from the withdrawal payment before the Company sends it to the Owner. The Contract Value decreases by $20,000 and the Owner receives a total payment of $19,300 ($20,000 - $700).
If the Owner requests that the withdrawal charge be deducted from the remaining Contract Value, the withdrawal charge would be $752.69, calculated as follows:
(Withdrawal Amount - Remaining Free Withdrawal Amount)	x	Withdrawal Charge %
1– Withdrawal Charge %
($20,000 - $10,000) x (7% / (1 - 7%))
$10,000 x (7% / 93%)
$10,000 x 7.5269% = $752.69
The $752.69 withdrawal charge is deducted from the Contract Value. The Contract Value decreases by $20,752.69 ($20,000 + $752.69) and the Owner receives a total payment of $20,000.
In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sale of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the mortality and expense risk charge.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge upon the Annuity Start Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, the following states impose a premium tax on Purchase Payments applied to a Non-Qualified Contract: California (2.35%), Colorado (2.00%), Maine (2.00%), Nevada (3.50%), South Dakota (1.25% on Purchase Payments up to $500,000 and 0.08% on Purchase Payments over $500,000); West Virginia (1.00%) and Wyoming (1.00%). California also imposes a premium tax of 0.50% on Purchase Payments applied to a Qualified Contract. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5% but are subject to change by a governmental entity.
Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time,
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and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, no surrender charges will apply to such deductions, and the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
Account Administration Charge — The Company deducts an account administration charge of $30 from Contract Value at each Contract anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Base Contract Expenses
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the tables below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%
During the Annuity Period, the mortality and expense risk charge is as follows:
Annuity Option	Annual Mortality and Expense Risk Charge
Annuity Options 5 & 6	See table immediately above.
Annuity Options 1-4, 7 & 8	1.25%
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The
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Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from the Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from the Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8. If you elect Annuity Option 5 or 6, the Company will deduct the monthly rider charge for the life of the Contract if you purchase one of the Waiver of Withdrawal Charge Riders or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved). Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Total rider charges cannot exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
As noted in the table, certain riders are no longer available for purchase. For more information on riders that were available for purchase only prior to February 1, 2010, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.
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Optional Rider Expenses (as a percentage of Contract Value)[1]
	Annual Rider Charge
Riders Previously Available for Purchase With The Contract
4% Extra Credit Rider[2]	0.55%
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Waiver of Withdrawal Charge – 15 Years or Disability Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)*	0.70%
Alternate Withdrawal Charge Rider (4-Year)[3]*	0.55%
Riders Available For Purchase Only Prior To February 1, 2010
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[4]	0.25%
7% Guaranteed Growth Death Benefit Rider[4]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
	Current	Maximum
Guaranteed Minimum Withdrawal Benefit Rider[5]	0.45%	1.10%
Total Protection Rider[6]	0.85%	1.45%
3% Extra Credit Rider[2]	0.40%
5% Extra Credit Rider[2]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability*	0.10%
Waiver of Withdrawal Charge Rider—Hardship*	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½*	0.20%
*
Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1
If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
2
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
3
If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, then a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See “Alternate Withdrawal Charge.”
4
Not available to Texas residents.
5
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” in Appendix B – Riders Available Only Prior to February 1, 2010. The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
6
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders
Available Only Prior to February 1, 2010. The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00%
if you select a 0-Year Alternate Withdrawal Charge Rider).

Teacher Retirement System of Texas – Limits on Optional Riders — If you: (1) purchase the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) are an employee of a school district or an open-enrollment charter school; and (3) are a member of the Teacher Retirement System of Texas, only the following riders were available for purchase: Annual Stepped Up Death Benefit Waiver of Withdrawal Charge.
23

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
Payment of Compensation — The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. Commissions and other incentives or payments (discussed below) are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract) or from its General Account.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available to an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Your Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in,
24

among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract — Purchase of a Contract requires submission of an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company requires. The Company reserves the right to reject a Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000, or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account (if available).
25

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and/or the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Invesco V.I. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts as of the date of this Prospectus, and the effective date on which the Subaccounts were closed.
Closed Subaccounts	Effective Date
Fidelity® Advisor International Capital Appreciation	December 31, 2004
Fidelity® Advisor Stock Selector Mid Cap[1]	July 31, 2004
Invesco Small Cap Growth	July 8, 2011
PGIM Jennison Small Company[1]	November 23, 2007
PGIM Quant Solutions Small-Cap Value	April 29, 2016
1 Available only to Contracts purchased prior to Effective Date
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
●
The Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. If you purchased a Contract prior to that date, you may continue to allocate Purchase Payments and transfer Contract Value to this Subaccount. If you purchased your Contract on or after July 31, 2004, you may not allocate Purchase Payments or transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount.
26

●
The PGIM Jennison Small Company Subaccount is available only If you purchased your Contract prior to November 23, 2007. If you purchased a Contract prior to that date, you may continue to allocate Purchase Payments and transfer Contract Value to this Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer Contract Value to the PGIM Jennison Small Company Subaccount.
Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option Program, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you
27

select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central Time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
You may also transfer Contract Value to the Fixed Account, provided that the Fixed Account is available under your Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.” The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying
28

Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
●
the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
●
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners and Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
Allspring Growth, Allspring Large Cap Core, Allspring Opportunity, Allspring Small Company Value	30 days
American Century Equity Income, American Century Heritage, American Century
International Growth, American Century Select, American Century Strategic Allocation:
Aggressive, American Century Strategic Allocation: Conservative, American Century
Strategic Allocation: Moderate
30 days
AMG River Road Mid Cap Value	30 days
Ariel®	60 days
BNY Mellon Appreciation, BNY Mellon Dynamic Value, BNY Mellon Midcap Value	60 days
Calamos® Growth, Calamos® Growth and Income, Calamos® High Income Opportunities	30 days
Federated Hermes Corporate Bond	30 days
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Real Estate, Fidelity® Advisor Stock Selector Mid Cap[1], Fidelity® Advisor Value Strategies	60 days
Goldman Sachs Emerging Markets Equity, Goldman Sachs U.S. Mortgages	30 days
Guggenheim Core Bond, Guggenheim High Yield	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Invesco American Franchise, Invesco Comstock, Invesco Discovery Mid Cap Growth, Invesco Equity and Income, Invesco Main Street Mid Cap, Invesco Technology, Invesco Value Opportunities	30 days
Invesco V.I. Government Money Market	Unlimited
Janus Henderson Adaptive Risk Managed U.S. Equity	90 days
Janus Henderson Overseas	30 days
NAA Large Cap Value, NAA Large Core, NAA Mid Growth, NAA Opportunity, NAA Smid Cap Value, NAA World Equity Income	30 days
Neuberger Berman Core Bond, Neuberger Large Cap Value, Neuberger Quality Equity	30 days
PGIM Jennison Focused Growth, PGIM Jennison Small Company[2]	30 days
PIMCO High Yield, PIMCO International Bond (U.S. Dollar-Hedged)	30 days
Royce Small-Cap Opportunity, Royce Small-Cap Value	30 days
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock	30 days
Victory RS Science and Technology, Victory RS Value	30 days
1
You may transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount only if you purchased your Contract prior to July
31, 2004.
2
You may transfer Contract Value to the PGIM Jennison Small Company Subaccount only if you purchased your Contract prior to November
23, 2007.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners and Participants, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners and Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner or Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer
30

block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner or Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners and Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners and Participants determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners and Participants without special arrangement, waiver, or exception, aside from allocations to the Invesco V.I. Government Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners and Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and Participants and, as a result, the Company will inadvertently treat those Owners and Participants differently than Owners and Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners and Participants may be treated differently than others. Consequently, there is a risk that some Owners and Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
●
Interest credited to the Fixed Account,
●
Payment of Purchase Payments,
●
The amount of any outstanding Contract Debt,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), and
●
Charges assessed in connection with the Contract, including charges for any optional Riders selected.
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The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, (5) the administration charge under the Contract of 0.15%, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us prior to any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial transactions normally must be received prior to that time. Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the
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Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals and withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, and national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge, and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on
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Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. No surrender charges will be assessed on a withdrawal to pay advisory fees and the deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce death benefits and any guaranteed benefit values, perhaps significantly. See “Benefits Under the Contract – Optional Riders.”
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or the Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you, as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
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Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provides an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit above, as well as the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders in Appendix B – Riders Available Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property
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division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Example of the Standard Death Benefit. Assume:
(i)
The initial Purchase Payment is $100,000
(ii)
The Owner takes one withdrawal of $10,000 over the life of the Contract
(iii)
At the time of the Owner’s death, the Contract Value is $89,000
(iv)
There is no outstanding Contract Debt and no unvested Credit Enhancements at the time of the Owner’s death
If the Owner was 80 years old or younger on the Contract Date, the standard death benefit is the greater of the Contract Value or total Purchase Payments less any withdrawals (including withdrawal charges). The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals and withdrawal charges is $90,000. Thus, the death benefit is $90,000.
If the Owner was 81 years or older on the Contract Date, the standard death benefit is the Contract Value, which is $89,000.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
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Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit – Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Standard Death Benefit – Contract Issue Age 80 or Younger	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●Purchase Payments do not include any Credit Enhancements.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
●We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
●The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner is 79 or younger on the Contract Date.
●Available at Contract issue only.
●The benefit will terminate at the Annuity Start Date.
●The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

4% Extra Credit	Provides a Credit Enhancement equal to 4% of Purchase Payments, which is added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.55%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
●Available if the Owner was age 80 or younger on the Contract
Date.
●Available at Contract issue only.

38

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
●Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
●We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.
●You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if your purchase this
Contract with this rider after age 65.
●The confinement to a nursing home provision of the benefit is not available in California or Massachusetts.
●The terminal illness provision of the benefit is not available in
California or New Jersey.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s seven-year withdrawal charge schedule.	0.70%
●We may recapture any Credit Enhancements in the event of a full or partial withdrawal.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (4-Year)[1]	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s seven-year withdrawal charge schedule.	0.55%[2]
●We may recapture any Credit Enhancements in the event of a full or partial withdrawal.
●Available at Contract issue only.
●If the 4-Year Alternate Withdrawal Charge rider has not been approved in your state, you may purchase a 3-Year Alternate
Withdrawal Charge rider, which has a maximum fee of 0.40%.
●This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Waiver of Withdrawal Charge —15 Years or Disability	Makes available a waiver of any withdrawal charge if at the time of withdrawal (1) the Contract has been in force for 15 or more Contract Years; or (2) The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.	0.05%
●Effective as of the date of the first withdrawal under the terms of this benefit, no additional Purchase Payments may be made to the
Contract.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

39

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Guaranteed Growth Death Benefit (3%, 5%, 6%, 7%)
Provides an enhanced death
benefit equal to the Purchase
Payments and any Credit
Enhancements, less premium tax
and any withdrawals, increased
at an annual effective rate of
interest (which you elect when
you purchase the benefit)
adjusted for withdrawals.
		3%: 0.10%
●The death benefit is no longer subject to increase following the
Contract anniversary after your 80th birthday.
●The 6% and 7% Guaranteed Growth Death Benefit is not available to Texas residents.
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If you elect the Guaranteed Growth Death Benefit at 5%, 6% or
7%, the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account.
●The death benefit is capped at an amount equal to 200% of
Purchase Payments (not including any Credit Enhancements), less premium tax and any withdrawals, including withdrawal charges.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available only if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

		5%: 0.20%
		6%: 0.25%
		7%: 0.30%
Enhanced Death Benefit	Provides an enhanced death benefit equal to your Contract Value increased by an enhanced amount based on a percentage of Contract gains.	0.25%
●The enhanced death benefit amount is calculated using a lower percentage for Contract issue age 70 or older.
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the date such proof of death and instructions are received.
●Available if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Guaranteed Minimum Withdrawal Benefit
Permits you to withdraw up to a
specified amount each Contract
Year, regardless of the
performance of your Contract
Value until the Remaining Benefit
Amount is reduced to $0. You
may periodically increase the
Benefit Amount through resets.
		Current: 0.45%
●You are only eligible to reset the remaining Benefit Amount every five years.
●The rider charge may be increased in the event that you elect a reset.
●While rider is in effect, we reserve right to restrict subsequent
Purchase Payments.
●Available only if the Owner and Annuitant were age 85 or younger on the rider purchase date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●If a withdrawal (including a withdrawal to pay advisory fees)
exceeds the Annual Withdrawal Amount, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual Withdrawal Amount, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual amount of the withdrawal.

		Max: 1.10%[3]
40

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Guaranteed Minimum Income Benefit (3% or 5%)	Provides a minimum amount (“Minimum Income Benefit”) based on a 3% or 5% crediting rate, for the purchase of a fixed Annuity only.	3%: 0.15%
●You may only apply the Minimum Income Benefit to purchase
certain fixed Annuity options.
●You may not exercise this benefit of convert it to an income stream until your 10th Contract anniversary.
●If you elected the benefit at 5%, the Company credits a maximum rate of 4% for amounts allocated to the Invesco V.I. Government
Money Market Subaccount, the Fixed Account and the Loan
Account.
●Available if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

		5%: 0.30%
Extra Credit (3% or 5%)	Provides a Credit Enhancement equal to 3% or 5% of Purchase Payments, which is added to the Contract Value for each Purchase Payment made in the first Contract Year.	3%: 0.40%
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are subject to recapture under certain
circumstances.
●Available at Contract issue only.
●Available only if the Owner was age 80 or younger on the Contract
Date.

		5%: 0.70%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), (2) the Contract Value on the Valuation Date, (3) the Annual Stepped Up Death Benefit, or (4) the Guaranteed Growth Death Benefit.	0.25%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the date such proof of death and instructions are received.
●Available if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Enhanced and Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit.	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the date such proof of death and instructions are received.
●Available if the Owner was age 79 or younger at the time the rider was issued.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Enhanced and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the date such proof of death and instructions are received.
●See Enhanced Death Benefit and Guaranteed Growth Death
Benefit above.
●Available if the Owner was age 79 or younger at the time the rider was issued.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

41

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit or (4) the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit.	0.40%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the date such proof of death and instructions are received.
●See also Enhanced Death Benefit, Annual Stepped Up and
Guaranteed Growth Death Benefit above.
●Available if the Owner was age 79 or younger at the time the rider was issued.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Total Protection
Provides (1) a Guaranteed
Growth Death Benefit at 5%, (2)
a Guaranteed Minimum
Withdrawal Benefit with an
Annual Withdrawal Amount of 5%
and a Benefit Amount of 100%,
and (3) a Guaranteed Minimum
Accumulation Benefit, which
provides a guaranteed minimum
Contract Value at the end of ten
years.
		Current: 0.85%
●The Guaranteed Minimum Accumulation Benefit will terminate
upon payment of any additional amount after the tenth rider year or upon expiration of the ten-year term without payment of an
additional amount.
●While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments.
●You are only eligible to reset the remaining Benefit Amount, the
Guaranteed Growth Death Benefit and the Guaranteed Minimum
Accumulation Benefit (the reset must be made to all or none) every five years.
●The Annual Withdrawal Amount will reset to 5% of Contract Value on the fifth anniversary of the purchase of this rider, unless the current Annual Withdrawal Amount is greater.
●If you elect a reset, a new ten year term will begin for the
Guaranteed Minimum Accumulation Benefit effective on the reset date.
●Available if the Owner and Annuitant were age 79 or younger at the time the rider was issued.
●If a withdrawal (including a withdrawal to pay advisory fees)
exceeds the Annual Limit, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual
Limit, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual amount of the withdrawal.

		Max: 1.45%[4]
Waiver of Withdrawal Charge—10 Years or Disability	Makes available a waiver of any withdrawal charge if at the time of withdrawal: (1) The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on at least a quarterly basis for at least five full Contract Years; or (2) The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.	0.10%
●Effective as of the date of the first withdrawal under the terms of this benefit, no additional Purchase Payments may be made to the
Contract.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Waiver of Withdrawal Charge— Hardship	Makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code.	0.15%
●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the
Contract.
●The Company may require the Owner to provide satisfactory proof of hardship.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

42

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Waiver of Withdrawal Charge—5 Years and Age 59½	Makes available a waiver of any withdrawal charge if at the time of withdrawal: (1) The Owner is age 59½ or older; and (2) The Owner has made Purchase Payments on at least a quarterly basis for at least 5 full Contract Years.	0.20%
●Effective as of the date of the first withdrawal under the terms of this benefit, no additional Purchase Payments may be made to the
Contract.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	Annual net loan interest of up to 2.16% plus the total charges for riders you have selected (as a percentage of loan amount).
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

1
If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”
2
The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005.
However, if the Company issued your rider prior to that date, the charge is 0.55%.
3
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” in Appendix B – Riders Available Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge
Rider).
4
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset. Please see the discussion “Total
Protection” in Appendix B – Riders Available Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we are only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or Program for any additional loan restrictions.
Upon receipt by the Company of a written loan application and agreement and subject to the Company’s approval (which approval or disapproval may be postponed for up to six months after receipt of the loan application), Contract Value in an amount equal to the loan amount is withdrawn from the Subaccounts and/or the Fixed Account proportionately as it is currently invested in the Subaccounts and/or the Fixed Account and transferred into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3.0% on an annual basis.
43

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but once a loan has been issued, the Company will not change the loan interest rate. The loan interest amount will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. For example, if you select the Extra Credit at 4% Rider with an annual charge of 0.55%, the loan interest rate is guaranteed not to exceed 6.55% (5.75% + 0.55%). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. There is no required minimum payment. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contract Owner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. The Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. The Contract Value at surrender and the death proceeds payable will be reduced by the amount of any outstanding Contract Debt plus accrued interest. Loans, therefore, can affect the Contract Value and benefits linked to the Contract Value, whether or not the loan is repaid. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance. You should consult with your tax advisor on the effect of a loan.
Optional Riders — Upon your application for the Contract, you could select one or more of the following riders; provided, however, that you could not select riders with total rider charges in excess of 1.00% if you selected a 0-Year Alternate Withdrawal Charge Rider. The following optional riders were available for election under the Contract when it was available for sale:
●
Annual Stepped Up Death Benefit;
●
Extra Credit at 4%;
●
Waiver of Withdrawal Charge;
●
0-Year or 4-Year Alternate Withdrawal Charge; or
●
Waiver of Withdrawal Charge—15 Years or Disability.
The Company made each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider is available in every state; the Extra Credit at 4% Rider
44

is available in every state; the Waiver of Withdrawal Charge rider is not available in every state; the Alternate Withdrawal Charge Rider is available in every state; and the Waiver of Withdrawal Charge – 15 Years or Disability Rider is available in every state except Massachusetts. See a detailed description of each rider below.
The deduction of advisory fees from your Contract Value to pay a financial intermediary is treated as a withdrawal under the Contract. Such deductions will reduce death benefits and any guaranteed benefit values, perhaps significantly.
For information on riders that are no longer available for purchase, please see Appendix B – Riders Available Only Prior to February 1, 2010.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit (except the death benefit calculated under number 1 below) also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements) less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
●
The Contract Value on each Contract anniversary that occurs prior to the oldest Owner attaining age 81; plus
●
Any Purchase Payments received by the Company since the applicable Contract anniversary; less
●
An adjustment for any withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, by the Contract Value immediately prior to the withdrawal.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in number 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.”
Example of the Annual Stepped Up Death Benefit. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
(iii)
The Owner takes no withdrawals between the date the Contract was issued and the date of the Owner’s death.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
45

The Owner dies during the third Contract Year. At the time of the Owner’s death, the Contract Value is $55,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this case, $50,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $55,000); or (3) the Stepped Up Death Benefit (in this case, $65,000). Thus, $65,000 is the death benefit.
Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner takes a free withdrawal of $4,900 in the third Contract Year. The Contract Value prior to the withdrawal is $35,000. As a result of the withdrawal, the Stepped Up Death Benefit is reduced as follows:
Withdrawal amount / Contract Value prior to withdrawal
$4,900 / $35,000 = 0.14 or 14%
Stepped Up Death Benefit x 14%
$65,000 x 14% = $9,100
$65,000 - $9,100 = $55,900
The Stepped Up Death Benefit following the withdrawal is $55,900.
Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal to Pay Advisory Fees. Assume:
(i)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Stepped Up Death Benefit prior to the advisory fee withdrawal is $125,000.
The Owner makes a $1,000 withdrawal to pay advisory fees. The Stepped Up Death Benefit is reduced as follows:
Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x [1 - .01] = $123,750
The $1,000 withdrawal causes the Stepped Up Death Benefit to decrease by $1,250.
Extra Credit — For an additional charge, as reflected in the Fee Table, this rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.
This rider is available only if the age of the Owner on the Contract Date is age 80 or younger at issue. If you elect this rider, you may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
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Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $100,000.
The amount of the Credit Enhancement added to the Contract Value would be $4,000 ($100,000 x 4%). Thus, the Contract Value at issue would be $104,000.
Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $52,000, the amount of the $50,000 Purchase Payment plus $2,000 ($50,000 x 4%).
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.
The amount of the withdrawal, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, less the free withdrawal amount, by
2.
The Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, if you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.
Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $175,000.
The amount of the Credit Enhancement added to the Contract Value would be $7,000 ($175,000 x 4%). Thus, the Contract Value at issue would be $182,000.
An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $7,000 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$7,000
2	$1,000	$6,000
3	$2,000	$5,000
4	$3,000	$4,000
5	$4,000	$3,000
6	$5,000	$2,000
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Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
7	$6,000	$1,000
8	$7,000	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount – Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal – Unvested Credit Enhancement)
($20,000 - $10,000)	x	$5,000	=	$526.32
($100,000 - $5,000)
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less or if you make additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit Rider.
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, on a non-discriminatory basis the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
Waiver of Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65, (2) your confinement to a nursing home, or (3) terminal illness.
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The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. This means that if the withdrawal amount exceeds the Purchase Payment(s) made during the 12 months preceding the withdrawal, 100% of any Credit Enhancements paid will be forfeited. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Example of the Waiver of Withdrawal Charge. Assume:
(i)
The Owner is diagnosed with a terminal illness after the Contract is issued.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iii)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $900 (($25,000 - $10,000) x 6%), and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge Rider, the $900 charge is waived, and the Owner receives the full $25,000.
Example of Credit Enhancement Recapture if the Extra Credit Rider is Purchased with the Waiver of Withdrawal Charge Rider. Assume:
(i)
The Owner purchased the 4% Extra Credit Rider and Waiver of Withdrawal Charge Rider at Contract issue.
(ii)
The initial Purchase Payment was $100,000
(iii)
The Owner was younger than age 65 when the Contract was purchased.
At the time the Contract is issued, $4,000 is applied as a Credit Enhancement. Assume that six months after Contract issue, the Owner requests a withdrawal of $5,000. The Credit Enhancement is recaptured from this withdrawal as follows:
Withdrawal Amount	x	Credit Enhancements Applied in Last 12 Months
Total Purchase Payments Made in Last 12 Months
$5,000	x	$4,000	=	$200
$100,000
Alternate Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above these riders make available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
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0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%
If you purchase one of these riders, the withdrawal charge schedule above will apply in lieu of the seven year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. The amount of the Credit Enhancement forfeiture is calculated in accordance with the Extra Credit Rider. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) is appropriate based on your circumstances. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the date of a Purchase Payment, this rider is not appropriate for you. See “Extra Credit.”
Fees for these riders will continue to apply even after the withdrawal charges under the seven-year withdrawal charge schedule are no longer applicable. Fees for these riders are imposed until the Annuity Start Date if Annuity Options 1 through 4, 7, or 8 are chosen and for the life of the Contract if Annuity Options 5 or 6 are chosen.
The 4-Year Alternate Withdrawal Charge Rider provides a potential benefit only if a withdrawal is taken in the five to seven years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the seven-year schedule. The Company expects to make a profit from the charge for these riders.
Example of the 0-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 0-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 2.
(iii)
The free withdrawal amount for Contract Year 2 is $10,000.
Without the 0-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $1,050, calculated as follows: ($25,000 - $10,000) x 7% Withdrawal Charge, and the Owner would receive $23,950 ($25,000 - $1,050). With the 0-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Example of the 4-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 4-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 5.
(iii)
The free withdrawal amount for Contract Year 5 is $10,000.
Without the 4-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $600, calculated as follows: ($25,000 - $10,000) x 4% Withdrawal Charge, and the Owner would receive $24,400 ($25,000 - $600). With the 4-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—15 Years or Disability — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Contract has been in force for 15 or more Contract Years; or
●
The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
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Example of the Waiver of Withdrawal Charge—15 Years or Disability. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—15 Years or Disability Rider.
(ii)
The Owner meets the criteria for total and permanent disability after the Contract Date and prior to age 65.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge—15 Years or Disability Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—15 Years or Disability Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders Available Only Prior To February 1, 2010 for descriptions of these riders.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Annuity Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Annuity Option 7, the annuity rate is determined without reference to the age or sex of the Annuitant and is based upon the assumed interest rate. In the case of Annuity Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
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You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals or withdrawals to pay investment advisory fees), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Annuity Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This
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means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 — Payments for a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
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The Company calculates variable annuity payments under Annuity Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Annuity Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular Qualified Plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code. If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under a Qualified Plan, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option.
The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General
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Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Information regarding the features of each currently offered Fixed option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may, in its discretion, pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any), in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes, if any, and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged
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against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is
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received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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During which the NYSE is closed other than customary weekend and holiday closings,
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During which trading on the NYSE is restricted as determined by the SEC,
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During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
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For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the
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release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Generally, a Qualified Plan under Code sections 401(a), 403(b) or 457 may not permit the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of
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employment. Therefore, if you own a Contract purchased in connection with one of these Qualified Plans, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See “Contingent Deferred Sales Charge.”
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
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Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches their “applicable age” as defined in the Code or retires (“required beginning date”). If the employee attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If employee attains age 74 after 2032, their applicable age is 75. Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached their applicable age (defined above). Please note that for employees who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Employees and Beneficiaries should consult a tax adviser if they may be affected by these changes.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
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A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship. Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional
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IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches their applicable age (as defined above)—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death
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distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this
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“partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
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The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a
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quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121562.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract, including any material state variations. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Alison Pollock, Esq., Assistant General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Contract is a continuous offering. The Company no longer offers the Contract to new purchasers.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of each Contract. SDL does not sell Contracts directly to purchasers. The Contracts were offered to the public through registered representatives of broker-dealers that have entered into
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selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 6% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2025 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Planning Corporation; GWN Securities, Inc.; Innovation Partners, LLC; Johnstone Brokerage Services LLC; The Leaders Group, Inc.; Lincoln Investment Planning, LLC; LPL Financial, LLC; OFG Financial Services, Inc.; Osaic Wealth, Inc.; and PlanMember Securities Corporation.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract.
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Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121562.
Financial Statements — You can find financial statements for Security Benefit Life Insurance Company and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121562. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
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APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121562. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	Allspring Growth – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.18%	15.16%	6.03%	13.83%
Large Cap Blend	Allspring Large Cap Core – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.20%	17.40%	15.67%	13.28%
Mid Cap Blend	Allspring Opportunity – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.19%	0.49%	7.53%	11.00%
Small Cap Value	Allspring Small Company Value – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.30%	1.77%	8.81%	8.76%
Large Cap Value	American Century Equity Income – Class A Adviser: American Century Investment Management, Inc.	1.19%	11.63%	7.50%	8.70%
Mid Cap Growth	American Century Heritage – Class A Adviser: American Century Investment Management, Inc.	1.25%	0.28%	3.60%	10.50%
International Equity	American Century International Growth – Class A Adviser: American Century Investment Management, Inc.	1.47%	8.68%	0.10%	5.25%
Large Cap Growth	American Century Select – Class A Adviser: American Century Investment Management, Inc.	1.23%	9.32%	11.19%	14.92%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Aggressive – Class A Adviser: American Century Investment Management, Inc.	1.58%	15.43%	7.70%	9.44%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Conservative – Class A Adviser: American Century Investment Management, Inc.	1.38%	10.36%	4.37%	5.98%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Moderate – Class A Adviser: American Century Investment Management, Inc.	1.51%	13.43%	6.10%	7.88%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Blend	AMG River Road Mid Cap Value – Class N Adviser: AMG Funds LLC Sub-Adviser: River Road Asset Management, LLC	1.14%	11.75%	13.50%	9.79%
Small Cap Value	Ariel® - Investor Class Adviser: Ariel Investments, LLC	1.01%	14.15%	9.36%	9.51%
Large Cap Blend	BNY Mellon Appreciation – Investor Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	0.88%	10.17%	9.40%	12.81%
Large Cap Value	BNY Mellon Dynamic Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.94%	18.20%	16.12%	12.91%
Mid Cap Value	BNY Mellon Midcap Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.16%	10.04%	7.87%	9.43%
Large Cap Growth	Calamos® Growth – Class A Adviser: Calamos Advisors LLC	1.28%	10.63%	10.58%	12.89%
Specialty	Calamos® Growth and Income – Class A Adviser: Calamos Advisors LLC	1.05%	11.90%	9.91%	11.49%
High Yield Bond	Calamos® High Income Opportunities – Class A Adviser: Calamos Advisors LLC	1.40%	4.30%	3.80%	4.78%
Intermediate Term Bond	Federated Hermes Corporate Bond – Class A Adviser: Federated Investment Management Company	1.00%	2.11%	-0.76%	2.93%
Large Cap Blend	Fidelity Advisor® Dividend Growth – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.41%	21.83%	15.16%	12.07%
International Equity	Fidelity Advisor® International Capital Appreciation – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.39%	18.13%	5.65%	9.08%
Specialty-Sector	Fidelity Advisor® Real Estate – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.18%	1.96%	4.75%	4.33%
A-2

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Blend	Fidelity Advisor® Stock Selector Mid Cap – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.22%	6.02%	7.76%	9.72%
Small Cap Blend	Fidelity Advisor® Value Strategies – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.21%	3.98%	10.61%	9.92%
Emerging Markets	Goldman Sachs Emerging Markets Equity – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.62%	32.18%	0.58%	7.47%
Government Bond	Goldman Sachs U.S. Mortgages – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.09%	N/A	N/A	N/A
Intermediate Term Bond	Guggenheim Core Bond – Class A Adviser: Guggenheim Partners Investment Management, LLC	0.87%	3.22%	-1.24%	2.38%
High Yield Bond	Guggenheim High Yield – Class A Adviser: Guggenheim Partners Investment Management, LLC	1.19%	2.57%	3.39%	5.26%
Large Cap Growth	Invesco American Franchise – Class A Adviser: Invesco Advisers, Inc.	0.93%	11.56%	10.28%	14.73%
Large Cap Value	Invesco Comstock – Class A Adviser: Invesco Advisers, Inc.	0.80%	17.15%	15.24%	11.90%
Mid Cap Growth	Invesco Discovery Mid Cap Growth – Class A Adviser: Invesco Advisers, Inc.	1.04%	-0.97%	2.60%	10.45%
Balanced/Asset Allocation	Invesco Equity and Income – Class A Adviser: Invesco Advisers, Inc.	0.77%	12.81%	8.61%	8.66%
Mid Cap Blend	Invesco Main Street Mid Cap – Class A Adviser: Invesco Advisers, Inc.	1.04%	8.92%	8.99%	9.73%
Small Cap Growth	Invesco Small Cap Growth – Class A2 Adviser: Invesco Advisers, Inc.	1.16%	5.69%	-0.89%	8.97%
Specialty-Sector	Invesco Technology – Class A Adviser: Invesco Advisers, Inc.	1.02%	19.83%	10.12%	15.51%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.63%	3.76%	2.85%	1.77%
Multi Cap Value	Invesco Value Opportunities – Class A Adviser: Invesco Advisers, Inc.	1.02%	20.15%	19.86%	14.16%
Large Cap Blend	Janus Henderson Adaptive Risk Managed U.S. Equity – Class S Adviser: Janus Henderson Investors US LLC	1.09%	12.94%	10.28%	10.86%
A-3

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	Janus Henderson Overseas – Class S Adviser: Janus Henderson Investors US LLC	1.19%	28.29%	8.94%	8.77%
Large Cap Value	NAA Large Cap Value – Class A Adviser: New Age Alpha Advisors, LLC	1.38%	8.50%	10.84%	10.11%
Large Cap Blend	NAA Large Core – Class A Adviser: New Age Alpha Advisors, LLC	1.25%	10.52%	12.18%	13.28%
Mid Cap Growth	NAA Mid Growth – Class A Adviser: New Age Alpha Advisors, LLC	1.52%	-2.97%	3.41%	9.89%
Speciality	NAA Opportunity – Class A Adviser: New Age Alpha Advisors, LLC	1.72%	-6.65%	3.24%	2.14%
Mid Cap Value	NAA SMid Cap Value – Class A Adviser: New Age Alpha Advisors, LLC	1.24%	2.08%	8.01%	9.21%
Global Equity	NAA World Equity Income – Class A Adviser: New Age Alpha Advisors, LLC	1.59%	16.55%	9.88%	8.99%
Intermediate Term Bond	Neuberger Core Bond – Class A Adviser: Neuberger Berman Investment Advisers LLC	0.79%	2.21%	-1.44%	1.44%
Large Cap Value	Neuberger Large Cap Value – Advisor Class Adviser: Neuberger Berman Investment Advisers LLC	1.10%	20.25%	10.34%	12.64%
Specialty	Neuberger Quality Equity – Trust Class Adviser: Neuberger Berman Investment Advisers LLC	1.04%	17.18%	13.68%	13.28%
Large Growth	PGIM Jennison Focused Growth – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.09%	15.89%	7.77%	15.69%
Small Cap Growth	PGIM Jennison Small Company – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.12%	6.88%	7.22%	10.47%
Small Cap Value	PGIM Quant Solutions Small-Cap Value – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	1.15%	13.35%	11.57%	8.52%
High Yield Bond	PIMCO High Yield – Class A Adviser: Pacific Investment Management Company LLC	0.98%	8.19%	3.58%	5.25%
International Bond	PIMCO International Bond (U.S. Dollar-Hedged) – Class R Adviser: Pacific Investment Management Company LLC	1.22%	3.64%	0.71%	2.65%
Small Cap Value	Royce Small-Cap Opportunity – Service Class Adviser: Royce & Associates, LP	1.60%	11.58%	9.57%	12.35%
Small Cap Blend	Royce Small-Cap Value – Service Class Adviser: Royce & Associates, LP	1.62%	6.68%	9.88%	7.68%
Balanced/Asset Allocation	T. Rowe Price Capital Appreciation – Advisor Class Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	1.01%	12.16%	9.18%	10.95%
A-4

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	T. Rowe Price Growth Stock – Class R Adviser: T. Rowe Price Associates, Inc.	1.17%	15.04%	8.79%	13.56%
Specialty-Sector	Victory RS Science and Technology – Class A Adviser: Victory Capital Management Inc.	1.46%	11.90%	0.22%	14.28%
Mid Cap Value	Victory RS Value – Class A Adviser: Victory Capital Management Inc.	1.33%	-1.37%	8.09%	8.17%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Fixed Option — The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Options, as noted below.
See “The Fixed Account” in the prospectus for a description of the Fixed Investment Options’ features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%
Optional Rider Investment Restrictions

If you have elected one of the optional riders listed in the table below, your Contract is subject to investment allocation restrictions. Depending on the optional riders you choose, you may not be able to invest in certain Underlying Funds or the Fixed Account. In addition, other investment restrictions may apply, as shown below.
Rider	Investment Restrictions	Investment Allocation Impact on Crediting Rate
Extra Credit at 4%	Fixed Account not available as an investment option	N/A
0-Year or 4-Year Alternate Withdrawal Charge	Fixed Account not available as an investment option	N/A
Guaranteed Minimum Income Benefit at 5%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account. All other investments will be credited at 5%.

Guaranteed Growth Death Benefit	N/A
If you elected this benefit at 5%, 6% or 7%, the Company will credit a maximum rate of 4% for amounts allocated to the
Invesco V.I. Government Money Market Subaccount or the
Fixed Account. All other investments will be credited at the rate you selected. Any amounts allocated to the Loan Account will only earn the Guaranteed Rate

Extra Credit (3% or 5%)	Fixed Account not available as an investment option	N/A
A-5

APPENDIX B
Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — (This rider was available for purchase ONLY prior to
February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market, the Fixed Account and the Loan Account; however you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract anniversary following the 10th Contract anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was 79 or younger.
Example 1. How the Guaranteed Minimum Income Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
After the $50,000 Purchase Payment, the Minimum Income Benefit is $152,586 ($102,586 + $50,000).
Example 2. How the Guaranteed Minimum Income Benefit Decreases as a Result of Withdrawals.
Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Minimum Income Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Minimum Income Benefit decreases as follows:
Minimum Income Benefit prior to withdrawal x (1 - (Withdrawal amount / Contract Value prior to Withdrawal))
$160,472.50 x (1 - ($15,000 / $150,000))
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
B-1

After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), and the Minimum Income Benefit is $144,425.25.
Example 3. How the Minimum Income Benefit is used at Annuitization.
Continuing from Example 2, the Owner decides to annuitize the Contract 20 days after the 10th Contract anniversary. Approximately 3,104 days have elapsed since the last withdrawal of $15,000. The Owner has taken no other withdrawals and added no additional Purchase Payments to the Contract. The Owner chooses Annuity Option 2 and monthly annuity payments. At the time of annuitization, the year is 2020, and the Owner, a male, is age 72. The guaranteed rate per thousand for the 5% Guaranteed Minimum Income Benefit assuming life with 10 year period certain for a male aged 72 in 2020 is $5.65. As a result of accrued interest, the Minimum Income Benefit at the time of annuitization is $218,695.20 ($144,425.25 x (1.05(3104/365))). The guaranteed monthly annuity payment is calculated as follows:
(Minimum Income Benefit at Annuitization / $1,000) x Applicable guaranteed rate per thousand
($218,695.20 / $1,000) x $5.65
$218.70 x $5.65 = $1,235.63
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Minimum Income Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. Assume no Credit Enhancements or Bonus Credits are applicable. At the time the Contract is issued, the initial Guaranteed Minimum Income Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Minimum Income Benefit would have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Minimum Income Benefit is calculated as follows:
Guaranteed Minimum Income Benefit prior to withdrawal	x (1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal))

$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
After the advisory fee withdrawal, the Contract Value is $99,000 ($100,000 - $1000) and the Guaranteed Minimum Income Benefit is $101,560.14.
Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective
B-2

rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and Loan Account; however, you will still pay the Rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Guaranteed Growth Death Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no applicable Bonus Credits.
(vi)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Guaranteed Growth Death Benefit is $100,000, and the Guaranteed Growth Death Benefit cap is 200% of Purchase Payments or $200,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$102,586 + $50,000 = $152,586
The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($50,000 x 200%)
$200,000 + $100,000 = $300,000
Following the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit is $152,586, and the Guaranteed Growth Death Benefit cap is $300.000.
Example 2. How the Guaranteed Growth Death Benefit Decreases as a Result of a Withdrawal.
B-3

Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Guaranteed Growth Death Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Guaranteed Growth Death Benefit decreases as follows:
Guaranteed Growth Death Benefit Prior to Withdrawal	x (1 -	(Withdrawal Amount	/	Contract Value Prior to Withdrawal))

$160,472.50 x (1 - ($15,000 / $150,000))
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($150,000 - $15,000) x 200%
$135,000 x 200% = $270,000
After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), the Guaranteed Growth Death Benefit is $144,425.25, and the Guaranteed Growth Death Benefit cap is $270,000.
Example 3. How the Guaranteed Growth Death Benefit applies at Death.
Continuing from Example 2, 439 days after the $15,000 withdrawal, the Company receives due proof of death. At the time of death, the Contract Value is $150,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments, less any withdrawals and withdrawal charges (in this case, $135,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $150,000); or (3) the Guaranteed Growth Death Benefit (in this case, $153,154 ($144,425.25 x 1.05(439/365)). Thus, $153,154 is the amount that would be paid.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no applicable Bonus Credits.
(vi)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. At the time the Contract is issued, the initial Guaranteed Growth Death Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Growth Death Benefit would have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee withdrawal	x (1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal))

$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
At the time of Contract issue, the Guaranteed Growth Death Benefit cap is equal to 200% of Purchase Payments or $200,000. After the advisory fee withdrawal, the cap decreases to $198,000 ($200,000 - ($1,000 x 200%)).
Combined Annual Stepped Up and Guaranteed Growth Death Benefit — (This rider was
B-4

available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
At the time of Contract issue, the Annual Stepped Up Death Benefit is $100,000 (the Purchase Payment), the Guaranteed Growth Death Benefit at 5% is $100,000 (the Purchase Payment), and the Guaranteed Growth Death Benefit cap is 200% or $200,000.
Due to positive market performance, the Contract Value on the first Contract anniversary is $125,000. The Annual Stepped Up Death Benefit increases to $125,000, the Guaranteed Growth Death Benefit increases to $105,000 ($100,000 x (1.05(365/365))), and the GGDB cap remains unchanged at $200,000.
Due to negative market performance, the Contract Value on the second Contract anniversary is $98,000. The Annual Stepped Up Death Benefit remains unchanged at $125,000, the Guaranteed Growth Death Benefit increases to $110,250 ($105,000 x (1.05(365/365))), and the cap remains unchanged at $200,000.
212 days into the third Contract Year, the Owner dies. At the time of death, the Contract Value is $102,000, and the Guaranteed Growth Death Benefit is $113,419 ($110,250 x (1.05(212/365))). The death benefit is the greatest of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this example, $102,000), (3) the Annual Stepped Up Death Benefit (in this example, $125,000), or (4) the Guaranteed Growth Death Benefit at 5% (in this example, $113,419).
Thus, the death benefit payable is $125,000.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Annual Stepped Up and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
B-5

(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000, the Guaranteed Growth Death Benefit is $113,419, the Guaranteed Growth Death Benefit cap is $200,000, and the Annual Stepped Up Death Benefit is $125,000.
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$113,419 x [1 - (1 - ($1,000 / $100,000)]
$113,419 x (1 - .01) = $112,284.81
The Guaranteed Growth Death Benefit cap is calculated as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $1,000) = $198,000
The Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x (1 - .01) = $123,750
Enhanced Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) —
This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
●
“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.
●
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the
B-6

Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Enhanced Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
During the fifth Contract Year, the Owner takes a withdrawal of $10,000. The Contract Value at the time of the withdrawal is $160,000. The adjusted Purchase Payments after the withdrawal are calculated as follows:
Previous Adjusted Purchase Payments x (1 - Withdrawal / Contract Value prior to withdrawal)
$100,000 x (1 - $10,000 / $160,000)
$100,000 x (1 - .0625)
$100,000 x .9375 = $93,750
During the sixth Contract Year, the Owner dies. At the time of death, the Contract Value is $175,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($175,000 - $93,750)
50% x $81,250 = $40,625
50% of adjusted Purchase Payments = 50% x 93,750 = $46,875
Thus, the Enhanced Death Benefit is $40,625.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $90,000 ($100,000 - $10,000)), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $215,625 ($175,000 + $40,625)). Thus, the death benefit payable is $215,625.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
Assume time elapses since the advisory fee withdrawal is taken, and the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
B-7

50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($130,000 - $99,200)
$15,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Annual Stepped Up Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Annual Stepped Up Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
B-8

The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)). Thus, the death benefit payable is $110,500.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Annual Stepped Up Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Later in the fourth Contract Year, the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($130,000 - $99,200)
$15,400
B-9

50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $120,552 ($105,152 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
B-10

$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $126,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($126,000 - $99,200)
$13,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $13,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
B-11

Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $139,400 ($126,000 + $13,400)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $135,862.46 ($122,462.46 + $13,400)). Thus, the death benefit payable is $135,862.46.
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit — (This
rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
B-12

50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x	[1 - (	Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal	)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
B-13

After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $120,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($120,000 - $99,200)
$10,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $10,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Prior Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $130,400 ($120,000 + $10,400)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $115,552 ($105,152 + $13,400)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $132,862.46 ($122,462.46 + $10,400)). Thus, the death benefit payable is $132,862.46
Guaranteed Minimum Withdrawal Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
B-14

Annual Withdrawal Amount*	Benefit Amount*
7%	100%
*
A percentage of the initial Purchase Payment including any
Credit Enhancement and/or Bonus Credit (or Contract Value
on the purchase date of the rider if the rider was purchased on a Contract anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
Example 1. Annual Withdrawal Amount Continues when the Contract Value Reaches Zero. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
(iv)
The assumed rate of return is -1.00%.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. If the Owner takes no other withdrawals in Contract Year 1 besides the Annual Withdrawal Amount, at the beginning of Contract Year 2, the Contract Value is $94,050 and the Remaining Benefit Amount is $125,000. If the Owner continues taking only the Annual Withdrawal Amount each Contract Year, at the end of Contract Year 19, the Contract Value is $0, but the Remaining Benefit Amount is $35,000. The Owner can continue taking the Annual Withdrawal Amount for seven additional Contract Years until the Remaining Benefit Amount is $0.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
Example 2. Effect of an Excess Withdrawal and Recalculation of the Remaining Benefit Amount and the Annual Withdrawal Amount. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
B-15

At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. Due to negative market performance, in Contract Year 1 the Contract Value is reduced to $85,000 and the Owner decides to withdraw $15,000. This reduces the Contract Value to $70,000 ($85,000 - $15,000). Because the $15,000 withdrawal exceeds the Annual Withdrawal Amount, the Remaining Benefit Amount and future Annual Withdrawal Amount will be reduced. The excess withdrawal is equal to $10,000 ($15,000 - $5,000), the amount of the withdrawal in excess of the Annual Withdrawal Amount.
The percentage reduction in the Remaining Benefit Amount and the future Annual Withdrawal Amount is calculated as follows:
Excess Withdrawal Amount / (Contract Value Prior to Withdrawal - Annual Withdrawal Amount):
$10,000 / ($85,000 - $5,000)
$10,000 / $80,000 = 12.50%
The adjusted Remaining Benefit Amount is calculated as follows:
(Remaining Benefit Amount - Annual Withdrawal Amount) x (1 - Calculated Reduction)
$130,000 - $5,000 = $125,000
$125,000 x (1 - 12.50%) = $109,375
The future Annual Withdrawal Amount is calculated as follows:
Annual Withdrawal Amount x (1 - Calculated Reduction)
$5,000 x (1 - 12.50%) = $4,375
After the reduction, the Remaining Benefit Amount is $109,375 and the future Annual Withdrawal Amount is $4,375.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
Example 3. Remaining Benefit Amount Reset. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. On the sixth Contract anniversary, the Owner elects to reset the Remaining Benefit Amount. The Owner has taken no other withdrawals besides the Annual Withdrawal Amount for the last six Contract Years. On the sixth Contract anniversary, due to positive market performance, the Contract Value is $120,000, and the Remaining Benefit Amount is $100,000 ($130,000 – ($5,000 x 6)). Upon the reset, the Remaining Benefit Amount will increase to $120,000, and the Annual Withdrawal Amount will increase from $5,000 to $6,000 ($120,000 x 5%). After the reset, the Contract will not be eligible for another reset until after the 11th Contract anniversary.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Minimum Withdrawal Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
B-16

A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. Because the advisory fee of $1,000 is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Withdrawal Benefit dollar for dollar as follows:
Guaranteed Minimum Withdrawal Benefit Prior to Advisory Fee Withdrawal	-	Advisory Fee Withdrawal

$130,000 - $1,000 = $129,000
After the withdrawal, the remaining Annual Withdrawal Amount is reduced as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$5,000 - $1,000 = $4,000
If the advisory fee withdrawal is $6,000 (and therefore greater than the Annual Withdrawal Amount), the Guaranteed Minimum Withdrawal Benefit is reduced proportionately as follows:
(Guaranteed Minimum Withdrawal Benefit Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($130,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$125,000 x [1 - ($1,000 / $95,000)] = $123,684.21
The withdrawal reduces the Guaranteed Minimum Withdrawal Benefit by more than the amount of the withdrawal. After the withdrawal, the remaining Annual Withdrawal Amount is $0. The advisory fee withdrawal will proportionately reduce the Annual Withdrawal Amount available in future Contract Years. The Annual Withdrawal Amount for the next Contract Year is calculated as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal	-	[1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

$5,000 x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$5,000 x ($1,000 / $95,000) = $4,947.37
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was 85 or younger.
If you have a Qualified Contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
B-17

Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Minimum Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.
This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.
Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed
B-18

Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.
Example 1. How an Additional Purchase Payment Affects the Total Protection Rider. Assume:
(i)
The Owner purchases the Contract with the Total Protection Rider.
(ii)
The initial Purchase Payment is $100,000.
At Contract issue, the Guaranteed Growth Death Benefit is $100,000, the Guaranteed Growth Death Benefit cap is $200,000 ($100,000 x 200%), the Remaining Benefit Amount is $100,000 ($100,000 x 100%), the Annual Withdrawal Amount is $5,000 ($100,000 x 5%), and the Guaranteed Minimum Accumulation Benefit is $105,000 ($100,000 x 105%).
The Owner adds a Purchase Payment of $10,000 to the Contract in the first Contract Year (42 days after Contract issue). As a result of interest accrued over the 42 days since the initial Purchase Payment, immediately prior to the $10,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $100,563, calculated as follows:
Initial Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(42/365)
$100,000 x 1.05(42/365) = $100,563
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$100,563 + $10,000 = $110,563
The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($10,000 x 200%)
$200,000 + $20,000 = $220,000
The Remaining Benefit Amount increases as a result of the Purchase Payment:
Remaining Benefit Amount prior to Purchase Payment + (Additional Purchase Payment x 100%)
$100,000 + ($10,000 x 100%)
$100,000 + $10,000 = $110,000
The Annual Withdrawal Amount increases as a result of the Purchase Payment:
Prior Annual Withdrawal Amount + (Purchase Payment x 5%)
$5,000 + ($10,000 x 5%)
$5,000 + $500 = $5,500
The Guaranteed Minimum Accumulation Benefit increases as a result of the Purchase Payment:
Guaranteed Minimum Accumulation Benefit prior to Purchase Payment + (Purchase Payment x 105%)
$105,000 + ($10,000 x 105%)
$105,000 + $10,500 = $115,500
Example 2. How a Withdrawal Affects the Total Protection Rider.
Continuing from Example 1, the Owner withdraws $10,500 from the Contract in the fourth Contract Year (1,450 days after the additional Purchase Payment). The Contract Value prior to withdrawal is $130,500.
B-19

As a result of interest accrued over the 1,450 days since the additional Purchase Payment, immediately prior to the $10,500 withdrawal, the Guaranteed Growth Death Benefit has increased to $134,210.50, calculated as follows:
Guaranteed Growth Death Benefit x (1 + Effective Annual Interest Rate)Time Elapsed Since Additional Purchase Payment
$110,563 x (1 + .05)(1450/365)
$110,563 x 1.05(1450/365) = $134,210.50
The Guaranteed Growth Death Benefit decreases as a result of the withdrawal:
(Guaranteed Growth Death Benefit prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($134,210.50 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$128,710.50 x (1 - ($5,000 / $125,000))
$128,710.50 x (1 - .04)
$128,710.50 x .96 = $123,562.08
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($100,000 + $10,000 - $10,500) x 200%
$99,500 x 200% = $199,000
The Remaining Benefit Amount decreases as a result of the withdrawal:
(Remaining Benefit Amount prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($110,000 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$104,500 x (1 - ($5,000 / $125,000))
$104,500 x (1 - .04)
$104,500 x .96 = $100,320
The Annual Withdrawal Amount decreases as a result of the withdrawal:
Prior Annual Withdrawal Amount	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

$5,500 x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$5,500 x (1 - ($5,000 / $125,000))
$5,500 x (1 - .04)
$5,500 x .96 = $5,280
The Guaranteed Minimum Accumulation Benefit decreases as a result of the withdrawal:
(Guaranteed Minimum Accumulation Benefit prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

B-20

($115,500 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$110,000 x (1 - ($5,000 / $125,000))
$110,000 x (1 - .04)
$110,000 x 0.96 = $105,600
After the withdrawal, the Guaranteed Growth Death Benefit is $123,562.08, the Guaranteed Growth Death Benefit cap is $199,000, the Remaining Benefit Amount is $100,320, the Annual Withdrawal Amount is $5,280, and the Guaranteed Minimum Accumulation Benefit is $105,600.
Example 3. Total Protection Rider at the end of 10 Years.
Continuing from Example 2, assume the Owner does not reset the Guaranteed Minimum Accumulation Benefit term for the first 10 Contract Years. At the end of 10 Contract Years, the Owner’s Contract Value is $104,000, and the Guaranteed Minimum Accumulation Benefit is $105,600. Because the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value, the difference of $1,600 will be added to the Owner’s Contract Value. Once this additional amount has been added to the Owner’s Contract Value, the Guaranteed Minimum Accumulation Benefit terminates.
Example 4. How Advisory Fee Withdrawals Reduce the Total Protection Rider. Assume:
(i)
The Owner purchases the Contract with the Total Protection Rider.
(ii)
The initial Purchase Payment is $100,000.
At Contract issue, the Guaranteed Growth Death Benefit is $100,000, the Guaranteed Growth Death Benefit cap is $200,000 ($100,000 x 200%), the Remaining Benefit Amount is $100,000 ($100,000 x 100%), the Annual Withdrawal Amount is $5,000 ($100,000 x 5%), and the Guaranteed Minimum Accumulation Benefit is $105,000 ($100,000 x 105%).
A $1,000 advisory fee is withdrawn from the Contract. Immediately prior to the withdrawal, the Guaranteed Growth Death Benefit has increased to $110,563, the Guaranteed Growth Death Benefit cap is $200,000, the Remaining Benefit Amount is $100,000, the Annual Withdrawal Amount is $5,000, and the Guaranteed Minimum Accumulation Benefit is $105,000.
Because the advisory fee of $1,000 is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Withdrawal Benefit dollar for dollar as follows:
Guaranteed Growth Death Benefit - Advisory Fee Withdrawal
$110,563 - $1,000 = $109,563
The Guaranteed Growth Death Benefit cap is reduced as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $1,000)
$200,000 - $2,000 = $198,000
The remaining Annual Withdrawal Amount is reduced as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$5,000 - $1,000 = $4,000
Because the advisory fee is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Remaining Benefit Amount dollar for dollar as follows:
Remaining Benefit Amount Prior to Advisory Fee Withdrawal – Advisory Fee Withdrawal
$100,000 - $1,000 = $99,000
B-21

Because the advisory fee is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Accumulation Benefit dollar for dollar as follows:
Guaranteed Minimum Accumulation Benefit Prior to Advisory Fee Withdrawal	-	Advisory Fee Withdrawal

$105,000 - $1,000 = $104,000
If the advisory fee withdrawal is $6,000 (and therefore greater than the Annual Withdrawal Amount), benefits under the Total Protection Rider are reduced proportionately.
The Guaranteed Growth Death Benefit is reduced as follows:
(Guaranteed Growth Death Benefit	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($110,563 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$105,563 x [1 - ($1,000 / $95,000)] = $104,451.81
The Guaranteed Growth Death Benefit Cap is reduced as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $6,000)
$200,000 - $12,000 = $188,000
After the withdrawal, the remaining Annual Withdrawal Amount is $0. The advisory fee withdrawal will proportionately reduce the Annual Withdrawal Amount available in future Contract Years. The Annual Withdrawal Amount for the next Contract Year is calculated as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal	x	[1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

$5,000 x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$5,000 x [1 - ($1,000 / $95,000)] = $4,947.37
The Remaining Benefit Amount is reduced as follows:
(Remaining Benefit Amount Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)))

($100,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$95,000 x [1 - ($1,000 / $95,000)] = $94,000
B-22

The Guaranteed Minimum Accumulation Benefit is reduced as follows:
(Guaranteed Minimum Accumulation Benefit Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($105,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$100,000 x [1 - ($1,000 / $95,000)] = $98,947.37
Waiver of Withdrawal Charge—10 Years or Disability — This rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or
●
The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—10 Years or Disability. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—10 Years or Disability Rider.
(ii)
The Owner meets the criteria for total and permanent disability after the Contract Date and prior to age 65.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge—10 Years or Disability Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—10 Years or Disability Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—Hardship — This rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—Hardship. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—Hardship Rider.
(ii)
The Owner experiences a hardship as defined in Section 401(k) of the Internal Revenue Code of 1986, as amended.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge—Hardship Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—Hardship Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—5 Years and Age 59½ — This rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Owner is age 59½ or older; and
B-23

●
The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.
Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—5 Years and Age 59½. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider.
(ii)
The initial Purchase Payment is $100,000.
(iii)
The Owner is now age 72 and has been making quarterly Purchase Payments of $100 for 5 full Contract Years.
(iv)
The Owner requests a withdrawal of $25,000 at the beginning of Contract Year 6.
(v)
The free withdrawal amount for Contract Year 6 is $11,800.
(vi)
No additional Purchase Payments are made after the withdrawal in Contract Year 6.
Without the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider, the charge applicable to the $25,000 withdrawal would be $396, calculated as follows: ($25,000 - $11,800) x 3% Withdrawal Charge, and the Owner would receive $24,604 ($25,000 - $396). With the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
B-24

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121562.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000113081

Prospectus
May 1, 2026

SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, LLC
32-69190-00 2026/05/01
6919

SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the Security Benefit Advisor Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Owners.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called SBL Variable Annuity Account XIV (the “Separate Account”), or to the Fixed Account (if it is available under your Contract). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract and the Fixed Account (if available) is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. Neither the refund nor the Contract Value will include any Credit Enhancements, if applicable. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by additional fees and charges. All or a portion of your Credit Enhancement may be recaptured upon cancellation of your Contract under the free look provision, surrender, withdrawal, or death.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
6919
Protected by U.S. Patent No. 7,251,623 B1.
32-69190-00 2026/05/01

2

3

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Additional Amount — An amount the Company may add to Contract Value under the Bonus Match Rider.
Administrative Office — Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Amount — An amount added to Contract Value during the Bonus Amount Period under the Bonus Match Rider. The Company applies the Bonus Amount to the first $10,000 in Purchase Payments in any Contract Year that are made under a salary reduction agreement in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date.
4

Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts and the Fixed Account (if available).
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can
5

provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. Because of the withdrawal charge and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests. The Fixed Account option (if available under your Contract), which guarantees the principal and a minimum interest rate, may also be available for investment. If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account.
Additional information about the Underlying Funds currently available under the Contract  and the Fixed Account (if available) is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 7), withdrawals (other than systematic withdrawals) are permitted after the Annuity Start Date. In general, optional benefits (e.g., the Annual Stepped Up Death Benefit) terminate upon annuitization if you elect one of Annuity Options 1 through 4, 7, or 8. If you elect Annuity Option 5 or 6, the optional benefit will continue after the Annuity Start Date if you purchase the Waiver of Withdrawal Charge Rider, and the Company will continue to deduct optional benefit charges after the Annuity Start Date.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. For Contract Owners aged 80 or younger on the Contract issue date, the Contract includes a standard death benefit that will pay the higher of Contract Value or total Purchase Payments (adjusted for any outstanding Contract Debt, any pro rata account administration charge, prior withdrawals, including any withdrawal charges, and any uncollected premium tax) upon your or the Annuitant’s death. For Contract Owners aged 81 and older on the Contract issue date, the standard death benefit will be equal to the Contract Value only. If you elect to purchase an optional rider that provides an enhanced death benefit for an additional charge, you have the opportunity to leave your beneficiary a death benefit greater than the standard death benefit.
6

Loans. If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. A loan must be taken and repaid prior to the Annuity Commencement Date.
Waiver of Withdrawal Charge Rider. For an additional charge, under certain circumstances, we will waive your withdrawal charges.
Extra Credit Rider. For an additional cost during the first seven Contract Years, the Company adds to your Contract Value an amount known as a Credit Enhancement, which is based on a percentage of any Purchase Payments made in the first Contract Year. In the past, we offered a version of this rider at no cost. All or a portion of your Credit Enhancement may be recaptured upon free look, surrender, withdrawal, or death.
0-Year or 4-Year Alternate Withdrawal Charge. For an additional cost, this rider makes available an alternative, shorter withdrawal charge schedule. The withdrawal charge varies depending on the Purchase Payment age and will apply in lieu of the Contract’s seven-year withdrawal charge schedule.
Optional Living Benefits. We offer various optional living benefits that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but no surrender charge (if applicable) is assessed on such withdrawals, and the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts and the Fixed Account (if available) on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Important Information You Should Consider About the Contract

	FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you may be assessed a surrender charge of up to 7%
(as a percentage of the portion of the withdrawal amount consisting of
Purchase Payments, including any Bonus Credits paid), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000. This loss will be greater if there are taxes or tax penalties.
Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Are There Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).	Not Applicable
7

	FEES, EXPENSES AND ADJUSTMENTS			Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifi-
cations page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.95%	1.35%
	(Underlying Fund fees and expenses)[2]	0.55%	2.56%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	0.85%
1
As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge and the charge for the Waiver of
Withdrawal Charge Rider – 10 Years or Disability, which is not optional for Contracts issued after July 1, 2012.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,363.26	Highest Annual Cost: $3,716.14
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges, taxes and tax penalties may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your
Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
8

What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that you choose under the Contract.
●Each investment option (including the Fixed Account, if available) has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
●The optional benefit is not available in every state and is subject to age restrictions.
●Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Optional Riders Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010
9

	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees Federal Tax Matters Federal Tax Matters – Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2)
10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals”
and “Contingent Deferred Sales Charge” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.
10

Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Net Loan Interest Charge (as an annual percentage of Contract Value allocated to the Loan Account)	2.75%[2]
Base Contract Expenses (as a percentage of average Subaccount daily net assets)	1.05%[3]
Waiver of Withdrawal Charge Rider – 10 Years or Disability	0.25%[4]
1 We call this the account administration charge in your Contract, as well as in other places in this Prospectus. An account administration charge of $30 is deducted at each Contract anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract
Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your Contract” earlier in this
Prospectus.
2 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than
5.75% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%.
3  This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The mortality and expense risk charge is 0.90% but is reduced to 0.75% for Contract Values of $25,000 or more. The minimum mortality and expense risk charge of 0.75% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under Base Contract Expenses – “Mortality and Expense Risk
Charge” in the section later in this Prospectus.

4 This rider is not optional for Contracts issued after July 1, 2012, and the Company will assess a monthly charge for this rider on all Contracts issued on or after July 1, 2012 whether or not the Owner exercises the waiver or complies with its terms.

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Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)*
	Annual Rider Charge
Riders Available for Purchase with The Contract
4% Extra Credit Rider[1]	0.55%
Riders Available for Purchase ONLY Prior to July 1, 2012
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[2]	0.55%
Waiver of Withdrawal Charge Rider—15 Years or Disability	0.05%
Riders Available for Purchase ONLY Prior to February 1, 2010
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[3]	0.25%
7% Guaranteed Growth Death Benefit Rider[3]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
	Maximum	Current
Guaranteed Minimum Withdrawal Benefit Rider	1.10%[4]	0.45%
Total Protection Rider	1.45%[4]	0.85%
3% Extra Credit Rider[1]	0.40%
5% Extra Credit Rider[1]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%
Bonus Match Rider	$255
*
If you purchase any optional riders, the charge will be deducted from your Contract Value. Total rider charges cannot exceed 1.55% of
Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate
Withdrawal Charge Rider).
1
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
2
If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See “Alternate Withdrawal Charge” in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
3
Not available to Texas residents.
4
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit
Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal
Benefit” and “Total Protection” in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The
current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate
Withdrawal Charge Rider).
5
The Company will deduct a charge of $25 on each anniversary of the rider’s date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract anniversary in any Contract Year, the
Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is
$10,000 or more on the date the charge is to be deducted.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown
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may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.55%	2.56%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.45%	2.48%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the most expensive combination of optional benefits available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$11,730.97	$21,602.99	$30,511.32	$53,357.68
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$5,447.05	$16,266.17	$26,986.07	$53,357.68
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$9,830.61	$16,208.26	$21,790.58	$37,291.83
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$3,476.34	$10,591.55	$17,929.10	$37,291.83
Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of
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the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.
Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
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Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — Security Benefit Life Insurance Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2025, the Company had total assets under management of approximately $49.6 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contracts is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.securitybenefit.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent, the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts.
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The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an
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appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at SBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121471.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
The Company receives a $15.00 annual fee payment per Participant invested in the BNY Mellon Appreciation Fund. The Company also receives a $12.00 annual fee payment per Participant invested in the Invesco funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
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Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Contingent Deferred Sales Charge — We also refer to this charge as the surrender charge, sales charge, or withdrawal charge in this Prospectus. The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, Bonus Amounts, and/or Additional Amounts that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Withdrawals are considered to come first from Purchase Payments, Bonus Amounts, and/or Additional Amounts in the order they were received and then from earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract. The Company assesses a monthly charge in connection with this waiver feature. This waiver is not optional, and the Company will assess the monthly charge for this waiver on all Contracts issued on or after July 1, 2012 whether or not the Owner exercises the waiver or complies with its terms. This waiver is not available for Contracts issued prior to July 1, 2012. See “Charge for Certain Waivers of the Withdrawal Charge.”
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The amount of the charge will depend on how long your Purchase Payments, Bonus Amounts, and/or Additional Amounts have been held under the Contract. Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain “age,” depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is “age one” in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
* If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.
The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. If we deduct the withdrawal charge from your remaining Contract Value, the withdrawal charge is also subject to a withdrawal charge.
Example of Withdrawal Charge Deducted from Withdrawal Payment and Deducted from Remaining Contract Value. Assume:
(i)
A withdrawal of $20,000 is requested in Contract Year 2
(ii)
The remaining free withdrawal amount in Contract Year 2 is $10,000
If the Owner requests that the withdrawal charge be deducted from the withdrawal payment, the withdrawal charge would be $700, calculated as follows:
(Withdrawal Amount – Remaining Free Withdrawal Amount) x Withdrawal Charge %
($20,000 - $10,000) x 7% = $700
The $700 withdrawal charge is deducted from the withdrawal payment before the Company sends it to the Owner. The Contract Value decreases by $20,000 and the Owner receives a total payment of $19,300 ($20,000 - $700).
If the Owner requests that the withdrawal charge be deducted from the remaining Contract Value, the withdrawal charge would be $752.69, calculated as follows:
(Withdrawal Amount - Remaining Free Withdrawal Amount)	x	Withdrawal Charge %
1– Withdrawal Charge %
($20,000 - $10,000) x (7% / (1 - 7%))
$10,000 x (7% / 93%)
$10,000 x 7.5269% = $752.69
The $752.69 withdrawal charge is deducted from the Contract Value. The Contract Value decreases by $20,752.69 ($20,000 + $752.69) and the Owner receives a total payment of $20,000.
In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide
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for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sale of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the mortality and expense risk charge.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge upon the Annuity Start Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, the following states impose a premium tax on Purchase Payments applied to a Non-Qualified Contract: California (2.35%), Colorado (2.00%), Maine (2.00%), Nevada (3.50%), South Dakota (1.25% on Purchase Payments up to $500,000 and 0.08% on Purchase Payments over $500,000); West Virginia (1.00%) and Wyoming (1.00%). California also imposes a premium tax of 0.50% on Purchase Payments applied to a Qualified Contract. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5% but are subject to change by a governmental entity.
Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, no surrender charges will apply to such deductions, and the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. Withdrawals will not reduce benefits under the GLWB Rider, as long as the following conditions are met: (1) the withdrawals are the only amount withdrawn in that Contract Year; (2) the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract; (3) we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and the withdrawals do not exceed: (a) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (b) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year. However, the deduction of advisory fees from your Contract Value will reduce the Contract Value, which could reduce the potential for increases to the benefits
20

under the GLWB Rider. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
Account Administration Charge — The Company deducts an account administration charge of $30 from Contract Value at each Contract anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Base Contract Expenses
Charge for Certain Waivers of the Withdrawal Charge — For all Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge under certain circumstances. The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value. See “Charge for Certain Waivers of the Withdrawal Charge.”
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the tables below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%
During the Annuity Period, the mortality and expense risk charge is as follows:
Annuity Option	Annual Mortality and Expense Risk Charge
Annuity Options 5 & 6	See table immediately above.
Annuity Options 1-4, 7 & 8	1.25%
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.
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Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. Currently, only the Extra Credit at 4% rider is available for purchase. The Company makes the rider available only at issue.
The Company deducts a monthly charge from the Contract Value for any riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. The Company will deduct the monthly rider charge from the Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8. If you elect Annuity Option 5 or 6, the Company will deduct the monthly rider charge for the life of the Contract. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
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Optional Rider Expenses (as a percentage of Contract Value)[1]
	Annual Rider Charge
Riders Available for Purchase with the Contract
4% Extra Credit Rider[2]	0.55%
Riders Available for Purchase ONLY Prior to July 1, 2012
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[3]	0.55%
Waiver of Withdrawal Charge Rider—15 Years or Disability	0.05%
Riders Available For Purchase ONLY Prior To February 1, 2010
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[4]	0.25%
7% Guaranteed Growth Death Benefit Rider[4]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
	Maximum	Current
Guaranteed Minimum Withdrawal Benefit Rider[5]	1.10%	0.45%
Total Protection Rider[6]	1.45%	0.85%
3% Extra Credit Rider[2]	0.40%
5% Extra Credit Rider[2]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%
Bonus Match Rider	$25[7]
*
Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1
If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
2
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
3
If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See “Alternate Withdrawal Charge” in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
4
Not available to Texas residents.
5
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit
Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal
Benefit” and “Total Protection” in Appendix B – Available for Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
6
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders
Available Only Prior to February 1, 2010. The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00%
if you select a 0-Year Alternate Withdrawal Charge Rider).
7
The Company will deduct a charge of $25 on each anniversary of the rider’s date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract anniversary in any Contract Year, the
Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is
$10,000 or more on the date the charge is to be deducted.

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Teacher Retirement System of Texas – Limits on Optional Riders — If you: (1) purchase the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) are an employee of a school district or an open-enrollment charter school; and (3) are a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% rider.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available to an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Your Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both
24

absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account (if available).
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You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and/or the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Invesco V.I. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts as of the date of this Prospectus, and the effective date on which the Subaccounts were closed.
Closed Subaccounts	Effective Date
Fidelity® Advisor International Capital Appreciation	December 31, 2004
Fidelity® Advisor Stock Selector Mid Cap	July 31, 2004
Invesco Small Cap Growth	July 8, 2011
North Square Spectrum Alpha	April 8, 2020
Northern Large Cap Core	January 9, 2015
PGIM Jennison Small Company	November 23, 2007
PGIM Quant Solutions Small-Cap Value	April 29, 2016
Victory RS Partners	March 25, 2011
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
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●
The Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. If you purchased a Contract prior to that date, you may continue to allocate Purchase Payments and transfer Contract Value to this Subaccount. If you purchased your Contract on or after July 31, 2004, you may not allocate Purchase Payments or transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount.
●
The PGIM Jennison Small Company Subaccount is available only If you purchased your Contract prior to November 23, 2007. If you purchased a Contract prior to that date, you may continue to allocate Purchase Payments and transfer Contract Value to this Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer Contract Value to the PGIM Jennison Small Company Subaccount.
Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.”
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Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central Time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
You may also transfer Contract Value to the Fixed Account provided that the Fixed Account is available under your Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.” The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s), and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to
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the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
●
the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
●
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners and Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
Allspring Growth, Allspring Large Cap Core, Allspring Opportunity, Allspring Small Company Value	30 days
American Century Diversified Bond, American Century Equity Income, American Century
Heritage, American Century International Growth, American Century Select, American
Century Strategic Allocation: Aggressive, American Century Strategic Allocation:
Conservative, American Century Strategic Allocation: Moderate, American Century Ultra®
30 days
AMG Managers River Road Mid Cap Value	30 days
Baron Asset	90 days
BlackRock® Advantage Small Cap Growth, BlackRock® Equity Dividend, BlackRock® Global Allocation	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
BNY Mellon Appreciation, BNY Mellon Dynamic Value, BNY Mellon Midcap Value	60 days
Calamos® Growth and Income, Calamos® High Income Opportunities	30 days
Clearbridge Small Cap Growth	30 days
Federated Hermes Corporate Bond	30 days
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Leveraged Company Stock, Fidelity®
Advisor New Insights, Fidelity® Advisor Real Estate, Fidelity® Advisor Stock Selector Mid
Cap[1], Fidelity® Advisor Value Strategies
60 days
Goldman Sachs Emerging Markets Equity, Goldman Sachs U.S. Mortgages	30 days
Guggenheim Core Bond, Guggenheim Floating Rate Strategies, Guggenheim High Yield,
Guggenheim Macro Opportunities, Guggenheim Managed Futures Strategy, Guggenheim
Multi-Hedge Strategies, Guggenheim Total Return Bond
30 days
Invesco American Franchise, Invesco Comstock, Invesco Developing Markets, Invesco
Discovery, Invesco Discovery Mid Cap Growth, Invesco Energy, Invesco Equity and
Income, Invesco Global, Invesco Gold & Special Minerals, Invesco Main Street Mid Cap,
Invesco Technology, Invesco Value Opportunities
30 days
Invesco V.I. Government Money Market	Unlimited
Janus Henderson Adaptive Risk Managed U.S. Equity	90 days
Janus Henderson Mid Cap Value, Janus Henderson Overseas	30 days
NAA Large Cap Value, NAA Large Core, NAA Mid Growth, NAA Opportunity, NAA SMid Cap Value, NAA World Equity Income	30 days
Neuberger Large Cap Value, Neuberger Quality Equity	30 days
Nomura Asset Strategy	60 days
Northern Global Tactical Asset Allocation, Northern Large Cap Value	60 days
PGIM Jennison Focused Growth, PGIM Jennison Mid-Cap Growth, PGIM Jennison Natural Resources, PGIM Jennison Small Company[2]	30 days
PIMCO All Asset, PIMCO CommodityRealReturn Strategy, PIMCO Emerging Markets
Bond, PIMCO International Bond (U.S. Dollar-Hedged), PIMCO Low Duration, PIMCO Real
Return, PIMCO StocksPLUS® Small Fund, PIMCO Total Return
30 days
Pioneer Strategic Income	30 days
Royce Small-Cap Opportunity, Royce Small-Cap Value	30 days
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, T. Rowe Price Retirement
2010, T. Rowe Price Retirement 2015, T. Rowe Price Retirement 2020, T. Rowe Price
Retirement 2025, T. Rowe Price Retirement 2030, T. Rowe Price Retirement 2035, T. Rowe
Price Retirement 2040, T. Rowe Price Retirement 2045, T. Rowe Price Retirement 2050, T.
Rowe Price Retirement 2055, T. Rowe Price Retirement Balanced
30 days
Victory RS Science and Technology, Victory RS Value	30 days
Virtus Ceredex Mid Cap Value Equity	30 days
1
You may transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount only if you purchased your Contract prior to July
31, 2004.
2
You may transfer Contract Value to the PGIM Jennison Small Company Subaccount only if you purchased your Contract prior to November
23, 2007.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
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You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners and Participants, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners and Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner or Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner or Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners and Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners and Participants determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners and Participants without special arrangement, waiver, or exception, aside from allocations to the Invesco V.I. Government Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners and Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and Participants and, as a result, the Company will inadvertently treat those Owners and Participants differently than Owners and Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well
31

as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners and Participants may be treated differently than others. Consequently, there is a risk that some Owners and Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
●
Interest credited to the Fixed Account,
●
Payment of Purchase Payments,
●
The amount of any outstanding Contract Debt,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), and
●
Charges assessed in connection with the Contract, including charges for any optional Riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements Bonus Amounts and Additional Amounts, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, (5) the administration charge under the Contract of 0.15%, and (6) the deduction of the Underlying Fund’s fees and expenses.
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The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us prior to any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial transactions normally must be received prior to that time. Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals and withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, and national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a
33

payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge, and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. No surrender charges will be assessed on a withdrawal to pay advisory fees and the deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce death benefits and any guaranteed benefit values, perhaps significantly. Subject to certain conditions, such deductions will not reduce the Guaranteed Lifetime Withdrawal Benefit Rider values. See Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and “Charges and Deductions – Deduction of Advisory Fees.” However, such deductions will still result in a reduction in your Contract Value, which could reduce death benefits and reduce the potential for increases in any guaranteed benefits under the Guaranteed Lifetime Withdrawal Benefit Rider. See “Benefits Under the Contract – Optional Riders.”
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or the Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner
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may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you, as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Amounts if the Extra Credit Rider Bonus Match Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Amounts.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
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1.
The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts and/or Additional Amounts if the Extra Credit Rider and/or Bonus Match Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provides an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders in Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010, as well as the discussion of the Annual Stepped Up Death Benefit in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Example of the Standard Death Benefit. Assume:
(i)
The initial Purchase Payment is $100,000
(ii)
The Owner takes one withdrawal of $10,000 over the life of the Contract
(iii)
At the time of the Owner’s death, the Contract Value is $89,000
(iv)
There is no outstanding Contract Debt and no unvested Credit Enhancements at the time of the Owner’s death
If the Owner was 80 years old or younger on the Contract Date, the standard death benefit is the greater of the Contract Value or total Purchase Payments less any withdrawals (including withdrawal charges). The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals and withdrawal charges is $90,000. Thus, the death benefit is $90,000.
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If the Owner was 81 years or older on the Contract Date, the standard death benefit is the Contract Value, which is $89,000.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
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Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available or have previously been offered. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of the Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Standard Death Benefit – Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this benefit.
●The death benefit is reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 month period prior to the Owner’s death.

Standard Death Benefit – Contract Issue Age 80 and Younger	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●Purchase Payments do not include any Credit Enhancements
and/or Bonus Credits.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Systematic Withdrawals	Allows you to set up an automatic payment of up to 10% of your total Purchase Payments each year.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●In the first Contract Year, only monthly or quarterly payments are allowed. ●Withdrawals may be subject to income tax and penalties.
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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Waiver of Withdrawal Charge – 10 Years or Disability (Contracts issued after July 1, 2012)	Provides a waiver of any withdrawal charge if at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Values; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.	0.25%
●This waiver is not optional for Contracts issued after July 1, 2012, and the Company will assess a monthly charge for this waiver on all Contracts issued on or after July 1, 2012 whether or not the
Owner exercises the waiver or complies with its terms.
●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the
Contract.

Optional Benefits Currently Available
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
4% Extra Credit	Provides a Credit Enhancement equal to 4% of Purchase Payments made in the first Contract Year.	0.55%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
●Available if the Owner is age 80 or younger on the Contract Date.
●Available at Contract issue only.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	Annual net loan interest of up to 2.16% plus the total charges for riders you have selected (as a percentage of loan amount).
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

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Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions / Limitations
Guaranteed Growth Death Benefit
Provides an enhanced death
benefit equal to the Purchase
Payments and any Credit
Enhancements and/or Bonus
Credits, less premium tax and
any withdrawals, increased at an
annual effective rate of interest
(which you elect when you
purchase the benefit) adjusted for
withdrawals.
		3%: 0.10%
●The death benefit is no longer subject to increase following the
Contract anniversary after your 80th birthday.
●6% and 7% not available to Texas residents.
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If you elect the Guaranteed Growth Death Benefit at 5%, 6% or
7%, the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account, and the Loan Account.
●The death benefit may not exceed an amount equal to 200% of
Purchase Payments (not including any Credit Enhancements
and/or Bonus Credits).
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Certain withdrawals could significantly reduce or even terminate the benefit.
●Available if the Owner was age 79 or younger on the Contract
Date.

		5%: 0.20%
		6%: 0.25%
		7%: 0.30%
Enhanced Death Benefit	Provides an enhanced death benefit equal to the greater of (1) Purchase Payments (less any withdrawals, including withdrawal charges) or (2) your Contract Value increased by an amount based on a percentage of your Contract gains or adjusted Purchase Payments.	0.25%
●The enhanced death benefit amount is calculated using a lower percentage for Contract issue age 70 or older.
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the Contract
Date.
●Certain withdrawals could significantly reduce or even terminate the benefit.

Guaranteed Minimum Withdrawal Benefit
Permits you to withdraw up to a
specified amount each Contract
Year, regardless of the
performance of your Contract
Value, until the Remaining Benefit
Amount is reduced to $0. You
may periodically increase the
Benefit Amount through resets.
		Current: 0.45% Max: 1.10%[1]
●You are only eligible to reset the remaining Benefit Amount every five years.
●The rider charge may be increased in the event that you elect a reset.
●While rider is in effect, we reserve right to restrict subsequent
Purchase Payments.
●Certain withdrawals could significantly reduce or even terminate the benefit.
●Available only if the Owner and Annuitant were age 85 or younger on the rider purchase date.

Guaranteed Minimum Income Benefit (3% or 5%)	Provides a minimum amount (“Minimum Income Benefit”), based on a 3% or 5% crediting rate, for the purchase of a fixed Annuity only.	3%: 0.15%
●You may only apply the Minimum Income Benefit to purchase
certain fixed Annuity options.
●You may not exercise this benefit or convert it to an income stream until your 10th Contract anniversary or later.
●If you elected the benefit at 5%, the Company credits a maximum rate of 4% for amounts allocated to the Invesco V.I. Government
Money Market, the Fixed Account, and the Loan Account.
●Certain withdrawals could significantly reduce or even terminate the benefit.
●Available only if the Owner was age 79 or younger on the Contract
Date.

		5%: 0.30%
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Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions / Limitations
Extra Credit (3% or 5%)	Provides a Credit Enhancement equal to 3% or 5% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	3%: 0.40%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are subject to recapture under certain
circumstances.
●Available only at Contract issue if the Owner was age 80 or younger.

		5%: 0.70%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), (2) the Contract Value, (3) the Annual Stepped Up Death Benefit, or (4) the Guaranteed Growth Death Benefit at 5%.	0.25%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the Contract
Date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●See Annual Stepped Up Death Benefit and Guaranteed Growth
Death Benefit above.

Combined Enhanced and Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit.	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger at on the rider issue date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●See Enhanced Death Benefit and Annual Stepped Up Death
Benefit above.

Combined Enhanced and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit.	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the rider issue date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●See Enhanced Death Benefit and Guaranteed Growth Death
Benefit above.

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Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions / Limitations
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), (2) the Contract Value plus the Enhanced Death Benefit, (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit, or (4) the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit.	0.40%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the rider issue date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●See also Enhanced Death Benefit, Annual Stepped Up Death
Benefit, and Guaranteed Growth Death Benefit above.

Total Protection
Provides (1) a Guaranteed
Growth Death Benefit at 5%, (2)
the Guaranteed Minimum
Withdrawal Benefit with an
Annual Withdrawal Amount of 5%
and a Benefit Amount of 100%,
and (3) a Guaranteed Minimum
Accumulation Benefit, which
provides a guaranteed minimum
Contract Value at the end of ten
years.
		Current: 0.85%
●The Guaranteed Minimum Accumulation Benefit will terminate 10 years after the rider purchase date if no reset is elected.
●The Guaranteed Growth Death Benefit is reduced by any Annual
Withdrawal Amount and is reduced proportionately by any
withdrawal that exceeds the Annual Withdrawal Amount for a
Contract Year.
●Five years after the rider purchase date, under certain
circumstances, you may elect to reset the Remaining Benefit
Amount, the Guaranteed Growth Death Benefit, and the
Guaranteed Minimum Accumulation Benefit.
●While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments.
●Available if each Annuitant and Owner was age 79 or younger on the rider issue date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●See also Guaranteed Growth Death Benefit and the Guaranteed
Minimum Withdrawal Benefit above.

		Max: 1.45%[2]
Waiver of Withdrawal Charge – 10 Years or Disability (Contracts issued before July 1, 2012)	Provides a waiver of any withdrawal charge if at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.	0.10%	●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge Rider – Hardship	Provides a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code.	0.15%	●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract. ●The Company may require satisfactory proof of hardship.
Waiver of Withdrawal Charge Rider – 5 Years and Age 59½	Provides a waiver of any withdrawal charge if at the time of withdrawal: (1) the Owner is age 59½ or older; and (2) the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years.	0.20%	Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
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Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions / Limitations
Bonus Match Rider	Provides a Bonus Amount to your Contract Value during the “Bonus Match Period.”	$25
●Available only in connection with Contracts qualified under 403(b).
●The Bonus Amount apples only to the first $10,000 in salary deduction Purchase Payments in any Contract Year.
●The Company reserves the right to terminate the rider at any time after the fifth anniversary of the rider’s issue.
●The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements and Bonus Credits and less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
●We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
●The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was 79 or younger
●Available at Contract issue only.
●The benefit will terminate at the Annuity Start Date.
●The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
●Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
●We will recapture any Credit Enhancements credited during the 12 months preceding any withdrawal.
●You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if your purchase this
Contract with this rider after age 65.
●The benefit differs and is not available in certain states.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge Rider (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s seven year withdrawal charge schedule.	0.70%
●We may recapture any Credit Enhancement in the event of a full or partial withdrawal.
●Available only at Contract issue.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.
●This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract Years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge Rider (4-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s seven year withdrawal charge schedule.	0.55%
●We may recapture any Credit Enhancement in the event of a full or partial withdrawal.
●If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a particular state, the 3-Year Withdrawal Charge Rider is available for a fee or 0.40%.
●Available only at Contract issue.

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Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions / Limitations
Waiver of Withdrawal Charge Rider – 15 Years or Disability	Provides a waiver of any withdrawal charge if at the time of withdrawal (1) the Contract has been in force for 15 or more Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.	0.05%	●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
1
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. The current charge for such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
2
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders No Longer
Available – Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 1.55% of Contract Value (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we are only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer’s Plan or program for any additional loan restrictions.
Upon receipt by the Company of a written loan application and agreement and subject to the Company’s approval (which approval or disapproval may be postponed for up to six months after receipt of the loan application), Contract Value in an amount equal to the loan amount is withdrawn from the Subaccounts and/or the Fixed Account proportionately as it is currently invested in the Subaccounts and/or the Fixed Account and transferred into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3.0% on an annual basis.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but once a loan has been issued, the Company will not change the loan interest rate. The loan interest amount will never be greater than an amount equal to 5.75% plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. For example, if you select the Extra Credit at 4% Rider with an annual charge of 0.55%, the loan interest rate is guaranteed not to exceed 6.55% (5.75% + 0.25% + 0.55%). Because the Contract Value maintained in the Loan Account (which will earn 3.0% on an annual basis) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the interest rate
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credited. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. There is no required minimum payment. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contract Owner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. The Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. The Contract Value at surrender and the death proceeds payable will be reduced by the amount of any outstanding Contract Debt plus accrued interest. Loans, therefore, can affect the Contract Value and benefits linked to the Contract Value, whether or not the loan is repaid. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance. You should consult with your tax advisor on the effect of a loan.
Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% Rider. The Company makes this rider available only at issue. You cannot change or cancel the rider after it is issued. The Extra Credit at 4% rider is available in every state.
For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Extra Credit — For an additional charge, as reflected in the Fee Table, this rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.
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This rider is available only if the age of the Owner on the Contract Date is age 80 or younger at issue. If you elect this rider, you may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $100,000.
The amount of the Credit Enhancement added to the Contract Value would be $4,000 ($100,000 x 4%). Thus, the Contract Value at issue would be $104,000.
Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $52,000, the amount of the $50,000 Purchase Payment plus $2,000 ($50,000 x 4%).
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.
The amount of the withdrawal, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, less the free withdrawal amount, by
2.
The Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, if you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.
Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $175,000.
The amount of the Credit Enhancement added to the Contract Value would be $7,000 ($175,000 x 4%). Thus, the Contract Value at issue would be $182,000.
An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $7,000 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$7,000
2	$1,000	$6,000
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Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
3	$2,000	$5,000
4	$3,000	$4,000
5	$4,000	$3,000
6	$5,000	$2,000
7	$6,000	$1,000
8	$7,000	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount – Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal – Unvested Credit Enhancement)
($20,000 - $10,000)	x	$5,000	=	$526.32
($100,000 - $5,000)
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less or if you make additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit Rider.
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, on a non-discriminatory basis the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
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Riders Available for Purchase Only Prior to February 1, 2010 or July 1, 2012 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders No Longer Available – Available For Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available For Purchase Only Prior to July 1, 2012 for descriptions of these riders.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Annuity Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Annuity Option 7, the annuity rate is determined without reference to the age or sex of the Annuitant and is based upon the assumed interest rate. In the case of Annuity Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the
48

Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals or withdrawals to pay investment advisory fees), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Annuity Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc.
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As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 — Payments for a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Annuity Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Annuity Options 1 through 4, 7
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and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular Qualified Plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code. If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under a Qualified Plan, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option.
The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Information regarding the features of each currently offered Fixed option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual
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effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may, in its discretion, pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any), in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes, if any, and the account administration, optional rider and withdrawal charges, as well as the charge for Certain Waivers of the Withdrawal Charge, will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, the charge for Certain Waivers of the Withdrawal Charge and any optional rider charges are deducted from current interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account
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and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Nonnatural Persons.” See “Federal Tax Matters.”
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public. Not all Annuity Options will satisfy required minimum distribution rules for every Beneficiary.
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Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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During which the NYSE is closed other than customary weekend and holiday closings,
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During which trading on the NYSE is restricted as determined by the SEC,
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During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
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For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect
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our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Generally, a Qualified Plan under Code sections 401(a), 403(b) or 457 may not permit the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with one of these Qualified Plans, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or
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termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See “Contingent Deferred Sales Charge.”
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to
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providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches their “applicable age” as defined in the Code or retires (“required beginning date”). If the employee attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If employee attains age 74 after 2032, their applicable age is 75. Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached their applicable age (defined above). Please note that for employees who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Employees and Beneficiaries should consult a tax adviser if they may be affected by these changes.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions
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must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship. Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or
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eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches their applicable age (as defined above)—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death
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distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this
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“partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
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The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a
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quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121471.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract, including any material state variations. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Alison Pollock, Esq., Assistant General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place,
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Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2025, 2024, and 2023, the commission amounts paid to SDL in connection with all Contracts sold through the Separate Account were $534,142, $630,280, and $813,931, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of the commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 6.0% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2025 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Planning Corporation; GWN Securities, Inc.; Innovation Partners, LLC; Johnstone Brokerage Services LLC;
64

The Leaders Group, Inc.; Lincoln Investment Planning, LLC; LPL Financial, LLC; OFG Financial Services, Inc.; Osaic Wealth, Inc.; and PlanMember Securities Corporation.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121471.
Financial Statements — You can find financial statements for Security Benefit Life Insurance Company and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121471. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
65

APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121471. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	Allspring Growth – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.18%	15.16%	6.03%	13.83%
Large Cap Blend	Allspring Large Cap Core – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.20%	17.40%	15.67%	13.28%
Mid Cap Blend	Allspring Opportunity – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.19%	0.49%	7.53%	11.00%
Small Cap Value	Allspring Small Company Value – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.30%	1.77%	8.81%	8.76%
Intermediate Term Bond	American Century Diversified Bond – Class A Adviser: American Century Investment Management, Inc.	0.85%	6.79%	-0.75%	1.52%
Large Cap Value	American Century Equity Income – Class A Adviser: American Century Investment Management, Inc.	1.19%	11.63%	7.50%	8.70%
Mid Cap Growth	American Century Heritage – Class A Adviser: American Century Investment Management, Inc.	1.25%	0.28%	3.60%	10.50%
International Equity	American Century International Growth – Class A Adviser: American Century Investment Management, Inc.	1.47%	8.68%	0.10%	5.25%
Large Cap Growth	American Century Select – Class A Adviser: American Century Investment Management, Inc.	1.23%	9.32%	11.19%	14.92%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Aggressive – Class A Adviser: American Century Investment Management, Inc.	1.58%	15.43%	7.70%	9.44%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Conservative – Class A Adviser: American Century Investment Management, Inc.	1.38%	10.36%	4.37%	5.98%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Moderate – Class A Adviser: American Century Investment Management, Inc.	1.51%	13.43%	6.10%	7.88%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	American Century Ultra® – Class A Adviser: American Century Investment Management, Inc.	1.14%	5.88%	10.12%	16.15%
Mid Cap Blend	AMG River Road Mid Cap Value – Class N Adviser: AMG Funds LLC Sub-Adviser: River Road Asset Management, LLC	1.14%	11.75%	13.50%	9.79%
Mid Cap Growth	Baron Asset – Retail Class Adviser: BAMCO, Inc.	1.31%	7.94%	3.29%	11.15%
Small Cap Growth	BlackRock® Advantage Small Cap Growth – Class A Adviser: BlackRock Advisors, LLC	1.03%	8.96%	2.57%	9.49%
Large Cap Value	BlackRock® Equity Dividend – Class A Adviser: BlackRock Advisors, LLC	0.94%	21.40%	11.45%	10.98%
Global Allocation	BlackRock® Global Allocation – Class A Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.14%	19.38%	5.49%	7.22%
Large Cap Blend	BNY Mellon Appreciation – Investor Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	0.88%	10.17%	9.40%	12.81%
Large Cap Value	BNY Mellon Dynamic Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.94%	18.20%	16.12%	12.91%
Mid Cap Value	BNY Mellon Midcap Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.16%	10.04%	7.87%	9.43%
Specialty	Calamos® Growth and Income – Class A Adviser: Calamos Advisors LLC	1.05%	11.90%	9.91%	11.49%
High Yield Bond	Calamos® High Income Opportunities – Class A Adviser: Calamos Advisors LLC	1.40%	4.30%	3.80%	4.78%
Small Cap Growth	ClearBridge Small Cap Growth – Class A2 Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.20%	3.24%	-1.50%	8.65%
Intermediate Term Bond	Federated Hermes Corporate Bond – Class A Adviser: Federated Investment Management Company	1.00%	2.11%	-0.76%	2.93%
Large Cap Blend	Fidelity Advisor® Dividend Growth – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.41%	21.83%	15.16%	12.07%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	Fidelity Advisor® International Capital Appreciation – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.39%	18.13%	5.65%	9.08%
Large Blend	Fidelity Advisor® Leveraged Company Stock – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.23%	19.67%	12.65%	12.66%
Multi Cap Blend	Fidelity Advisor® New Insights – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.32%	18.13%	14.10%	14.77%
Specialty-Sector	Fidelity Advisor® Real Estate – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.18%	1.96%	4.75%	4.33%
Mid Cap Blend	Fidelity Advisor® Stock Selector Mid Cap – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.22%	6.02%	7.76%	9.72%
Small Cap Blend	Fidelity Advisor® Value Strategies – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.21%	3.98%	10.61%	9.92%
Emerging Markets	Goldman Sachs Emerging Markets Equity – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.62%	32.18%	0.58%	7.47%
Government Bond	Goldman Sachs U.S. Mortgages – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.09%	N/A	N/A	N/A
Intermediate Term Bond	Guggenheim Core Bond – Class A Adviser: Guggenheim Partners Investment Management, LLC	0.87%	3.22%	-1.24%	2.38%
Floating Rate Bond	Guggenheim Floating Rate Strategies – Class A Adviser: Guggenheim Partners Investment Management, LLC	1.17%	0.72%	4.73%	4.22%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
High Yield Bond	Guggenheim High Yield – Class A Adviser: Guggenheim Partners Investment Management, LLC	1.19%	2.57%	3.39%	5.26%
Specialty	Guggenheim Macro Opportunities – Class A Adviser: Guggenheim Partners Investment Management, LLC	1.33%	2.96%	2.39%	3.96%
Specialty	Guggenheim Managed Futures Strategy – Class P Adviser: Security Investors, LLC	2.00%	5.50%	5.30%	1.76%
Specialty	Guggenheim Multi-Hedge Strategies – Class P Adviser: Security Investors, LLC	2.12%	1.58%	1.10%	1.58%
Intermediate Term Bond	Guggenheim Total Return Bond – Class A Adviser: Guggenheim Partners Investment Management, LLC	0.83%	3.56%	-0.87%	2.64%
Large Cap Growth	Invesco American Franchise – Class A Adviser: Invesco Advisers, Inc.	0.93%	11.56%	10.28%	14.73%
Large Cap Value	Invesco Comstock – Class A Adviser: Invesco Advisers, Inc.	0.80%	17.15%	15.24%	11.90%
Emerging Markets	Invesco Developing Markets – Class A Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.30%	21.27%	-1.65%	5.40%
Small Cap Growth	Invesco Discovery – Class A Adviser: Invesco Advisers, Inc.	1.03%	16.52%	5.84%	13.46%
Mid Cap Growth	Invesco Discovery Mid Cap Growth – Class A Adviser: Invesco Advisers, Inc.	1.04%	-0.97%	2.60%	10.45%
Specialty-Sector	Invesco Energy – Class A Adviser: Invesco Advisers, Inc.	1.23%	12.36%	23.31%	5.42%
Balanced/Asset Allocation	Invesco Equity and Income – Class A Adviser: Invesco Advisers, Inc.	0.77%	12.81%	8.61%	8.66%
Global Equity	Invesco Global – Class A Adviser: Invesco Advisers, Inc.	1.03%	8.91%	5.85%	10.16%
Equity Precious Metals	Invesco Gold & Special Minerals – Class A Adviser: Invesco Advisers, Inc.	1.05%	131.03%	17.54%	21.07%
Mid Cap Blend	Invesco Main Street Mid Cap – Class A Adviser: Invesco Advisers, Inc.	1.04%	8.92%	8.99%	9.73%
Small Cap Growth	Invesco Small Cap Growth – Class A2 Adviser: Invesco Advisers, Inc.	1.16%	5.69%	-0.89%	8.97%
Specialty-Sector	Invesco Technology – Class A Adviser: Invesco Advisers, Inc.	1.02%	19.83%	10.12%	15.51%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.63%	3.76%	2.85%	1.77%
Multi Cap Value	Invesco Value Opportunities – Class A Adviser: Invesco Advisers, Inc.	1.02%	20.15%	19.86%	14.16%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	Janus Henderson Adaptive Risk Managed U.S. Equity – Class S Adviser: Janus Henderson Investors US LLC	1.09%	12.94%	10.28%	10.86%
Mid Cap Value	Janus Henderson Mid Cap Value – Class S Adviser: Janus Henderson Investors US LLC	1.32%	6.38%	8.46%	8.34%
International Equity	Janus Henderson Overseas – Class S Adviser: Janus Henderson Investors US LLC	1.19%	28.29%	8.94%	8.77%
Large Cap Value	NAA Large Cap Value – Class A Adviser: New Age Alpha Advisors, LLC	1.38%	8.50%	10.84%	10.11%
Large Cap Blend	NAA Large Core – Class A Adviser: New Age Alpha Advisors, LLC	1.25%	10.52%	12.18%	13.28%
Mid Cap Growth	NAA Mid Growth – Class A Adviser: New Age Alpha Advisors, LLC	1.52%	-2.97%	3.41%	9.89%
Speciality	NAA Opportunity – Class A Adviser: New Age Alpha Advisors, LLC	1.72%	-6.65%	3.24%	2.14%
Mid Cap Value	NAA SMid Cap Value – Class A Adviser: New Age Alpha Advisors, LLC	1.24%	2.08%	8.01%	9.21%
Global Equity	NAA World Equity Income – Class A Adviser: New Age Alpha Advisors, LLC	1.59%	16.55%	9.88%	8.99%
Large Cap Value	Neuberger Large Cap Value – Advisor Class Adviser: Neuberger Berman Investment Advisers LLC	1.10%	20.25%	10.34%	12.64%
Specialty	Neuberger Quality Equity – Trust Class Adviser: Neuberger Berman Investment Advisers LLC	1.04%	17.18%	13.68%	13.28%
Global Allocation	Nomura Asset Strategy – Class A Adviser: Delaware Management Company	1.12%	16.63%	8.63%	8.25%
Small Cap Growth	North Square Spectrum Alpha – Class A2 Adviser: North Square Investments, LLC Sub-Adviser: CSM Advisors, LLC	1.98%	9.45%	4.76%	8.58%
Balanced/Asset Allocation	Northern Global Tactical Asset Allocation – Class A Adviser: Northern Trust Investments, Inc.	0.65%	14.73%	5.89%	6.70%
Large Cap Blend	Northern Large Cap Core[2] Adviser: Northern Trust Investments, Inc.	0.55%	21.75%	16.52%	14.29%
Large Cap Value	Northern Large Cap Value Adviser: Northern Trust Investments, Inc.	0.77%	18.00%	12.21%	10.58%
Large Growth	PGIM Jennison Focused Growth – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.09%	15.89%	7.77%	15.69%
Mid Cap Growth	PGIM Jennison Mid-Cap Growth – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.04%	-2.75%	1.99%	9.60%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	PGIM Jennison Natural Resources – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.26%	38.59%	16.70%	11.04%
Small Cap Growth	PGIM Jennison Small Company – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.12%	6.88%	7.22%	10.47%
Small Cap Value	PGIM Quant Solutions Small-Cap Value – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	1.15%	13.35%	11.57%	8.52%
Specialty	PIMCO All Asset – Class R Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.56%	13.91%	5.07%	6.32%
Specialty-Sector	PIMCO CommodityRealReturn Strategy – Class A Adviser: Pacific Investment Management Company LLC	1.38%	18.80%	10.44%	6.33%
Emerging Markets Bond	PIMCO Emerging Markets Bond – Class A Adviser: Pacific Investment Management Company LLC	1.56%	15.01%	2.33%	5.08%
International Bond	PIMCO International Bond (U.S. Dollar-Hedged) – Class R Adviser: Pacific Investment Management Company LLC	1.22%	3.64%	0.71%	2.65%
Short Term Bond	PIMCO Low Duration – Class R Adviser: Pacific Investment Management Company LLC	1.07%	4.94%	1.28%	1.55%
Inflation- Protected Bond	PIMCO Real Return – Class R Adviser: Pacific Investment Management Company LLC	1.20%	7.47%	0.74%	2.72%
Small Cap Blend	PIMCO StocksPLUS® Small Fund – Class A Adviser: Pacific Investment Management Company LLC	1.38%	14.54%	5.21%	9.50%
Intermediate Term Bond	PIMCO Total Return – Class R Adviser: Pacific Investment Management Company LLC	1.12%	8.69%	-0.27%	1.95%
Small Cap Value	Royce Small-Cap Opportunity – Service Class Adviser: Royce & Associates, LP	1.60%	11.58%	9.57%	12.35%
Small Cap Blend	Royce Small-Cap Value – Service Class Adviser: Royce & Associates, LP	1.62%	6.68%	9.88%	7.68%
Balanced/Asset Allocation	T. Rowe Price Capital Appreciation – Advisor Class Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	1.01%	12.16%	9.18%	10.95%
Large Cap Growth	T. Rowe Price Growth Stock – Class R Adviser: T. Rowe Price Associates, Inc.	1.17%	15.04%	8.79%	13.56%
Asset Allocation/Target Date	T. Rowe Price Retirement 2010 – Class R Adviser: T. Rowe Price Associates, Inc.	0.99%	11.19%	6.15%	6.63%
Asset Allocation/Target Date	T. Rowe Price Retirement 2015 – Class R Adviser: T. Rowe Price Associates, Inc.	0.99%	11.49%	6.62%	6.12%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation/Target Date	T. Rowe Price Retirement 2020 – Class R Adviser: T. Rowe Price Associates, Inc.	1.01%	11.99%	7.16%	7.62%
Asset Allocation/Target Date	T. Rowe Price Retirement 2025 – Class R Adviser: T. Rowe Price Associates, Inc.	1.03%	12.40%	7.76%	6.92%
Asset Allocation/Target Date	T. Rowe Price Retirement 2030 – Class R Adviser: T. Rowe Price Associates, Inc.	1.05%	13.78%	8.49%	8.57%
Asset Allocation/Target Date	T. Rowe Price Retirement 2035 – Class R Adviser: T. Rowe Price Associates, Inc.	1.08%	15.56%	9.22%	7.74%
Asset Allocation/Target Date	T. Rowe Price Retirement 2040 – Class R Adviser: T. Rowe Price Associates, Inc.	1.09%	16.82%	9.84%	9.25%
Asset Allocation/Target Date	T. Rowe Price Retirement 2045 – Class R Adviser: T. Rowe Price Associates, Inc.	1.10%	17.93%	10.27%	8.36%
Asset Allocation/Target Date	T. Rowe Price Retirement 2050 – Class R Adviser: T. Rowe Price Associates, Inc.	1.12%	18.24%	10.36%	7.74%
Asset Allocation/Target Date	T. Rowe Price Retirement 2055 – Class R Adviser: T. Rowe Price Associates, Inc.	1.13%	18.32%	10.35%	7.74%
Balanced/Asset Allocation	T. Rowe Price Retirement Balanced – Class R Adviser: T. Rowe Price Associates, Inc.	0.99%	10.63%	4.19%	5.75%
Multi-Sector Bond	Victory Pioneer Strategic Income - Class A Adviser: Victory Capital Management Inc.	1.08%	7.74%	1.53%	3.55%
Small Cap Value	Victory RS Partners – Class A2 Adviser: Victory Capital Management Inc.	1.33%	-3.37%	9.70%	10.02%
Specialty-Sector	Victory RS Science and Technology – Class A Adviser: Victory Capital Management Inc.	1.46%	11.90%	0.22%	14.28%
Mid Cap Value	Victory RS Value – Class A Adviser: Victory Capital Management Inc.	1.33%	-1.37%	8.09%	8.17%
Mid Cap Value	Virtus Ceredex Mid Cap Value Equity – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Ceredex Value Advisors LLC	1.31%	10.79%	8.24%	9.05%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Fixed Option — The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Options, as noted below.
See “The Fixed Account” in the prospectus for a description of the Fixed Investment Options’ features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%

Optional Rider Investment Restrictions

There are no investment restrictions under the Contract. However, if you elected one of the optional riders listed in the table below, your Contract is impacted by investment allocations, as set forth below.
Riders No Longer Available
Rider	Investment Restriction	Investment Allocation Impact on Crediting Rate
Guaranteed Minimum Death Benefit at 5%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account; however, you will still pay the rider charge applicable to the 5% rate.

Guaranteed Growth Death Benefit at 5%, 6% or 7%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and Loan Account; however,
you will still pay the rider charge applicable to the rate you have selected.

APPENDIX B
Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — (This rider was available for purchase ONLY prior to
February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market, the Fixed Account and the Loan Account; however you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract anniversary following the 10th Contract anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was 79 or younger.
Example 1. How the Guaranteed Minimum Income Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
After the $50,000 Purchase Payment, the Minimum Income Benefit is $152,586 ($102,586 + $50,000).
Example 2. How the Guaranteed Minimum Income Benefit Decreases as a Result of Withdrawals.
Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Minimum Income Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Minimum Income Benefit decreases as follows:
Minimum Income Benefit prior to withdrawal x (1 - (Withdrawal amount / Contract Value prior to Withdrawal))
$160,472.50 x (1 - ($15,000 / $150,000))
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
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After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), and the Minimum Income Benefit is $144,425.25.
Example 3. How the Minimum Income Benefit is used at Annuitization.
Continuing from Example 2, the Owner decides to annuitize the Contract 20 days after the 10th Contract anniversary. Approximately 3,104 days have elapsed since the last withdrawal of $15,000. The Owner has taken no other withdrawals and added no additional Purchase Payments to the Contract. The Owner chooses Annuity Option 2 and monthly annuity payments. At the time of annuitization, the year is 2020, and the Owner, a male, is age 72. The guaranteed rate per thousand for the 5% Guaranteed Minimum Income Benefit assuming life with 10 year period certain for a male aged 72 in 2020 is $5.65. As a result of accrued interest, the Minimum Income Benefit at the time of annuitization is $218,695.20 ($144,425.25 x (1.05(3104/365))). The guaranteed monthly annuity payment is calculated as follows:
(Minimum Income Benefit at Annuitization / $1,000) x Applicable guaranteed rate per thousand
($218,695.20 / $1,000) x $5.65
$218.70 x $5.65 = $1,235.63
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Minimum Income Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. Assume no Credit Enhancements or Bonus Credits are applicable. At the time the Contract is issued, the initial Guaranteed Minimum Income Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Minimum Income Benefit would have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Minimum Income Benefit is calculated as follows:
Guaranteed Minimum Income Benefit prior to withdrawal	x (1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal))

$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
After the advisory fee withdrawal, the Contract Value is $99,000 ($100,000 - $1000) and the Guaranteed Minimum Income Benefit is $101,560.14.
Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective
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rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and Loan Account; however, you will still pay the Rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Guaranteed Growth Death Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no applicable Bonus Credits.
(vi)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Guaranteed Growth Death Benefit is $100,000, and the Guaranteed Growth Death Benefit cap is 200% of Purchase Payments or $200,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$102,586 + $50,000 = $152,586
The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($50,000 x 200%)
$200,000 + $100,000 = $300,000
Following the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit is $152,586, and the Guaranteed Growth Death Benefit cap is $300.000.
Example 2. How the Guaranteed Growth Death Benefit Decreases as a Result of a Withdrawal.
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Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Guaranteed Growth Death Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Guaranteed Growth Death Benefit decreases as follows:
Guaranteed Growth Death Benefit Prior to Withdrawal	x (1 -	(Withdrawal Amount	/	Contract Value Prior to Withdrawal))

$160,472.50 x (1 - ($15,000 / $150,000))
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($150,000 - $15,000) x 200%
$135,000 x 200% = $270,000
After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), the Guaranteed Growth Death Benefit is $144,425.25, and the Guaranteed Growth Death Benefit cap is $270,000.
Example 3. How the Guaranteed Growth Death Benefit applies at Death.
Continuing from Example 2, 439 days after the $15,000 withdrawal, the Company receives due proof of death. At the time of death, the Contract Value is $150,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments, less any withdrawals and withdrawal charges (in this case, $135,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $150,000); or (3) the Guaranteed Growth Death Benefit (in this case, $153,154 ($144,425.25 x 1.05(439/365)). Thus, $153,154 is the amount that would be paid.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no applicable Bonus Credits.
(vi)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. At the time the Contract is issued, the initial Guaranteed Growth Death Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Growth Death Benefit would have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee withdrawal	x (1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal))

$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
At the time of Contract issue, the Guaranteed Growth Death Benefit cap is equal to 200% of Purchase Payments or $200,000. After the advisory fee withdrawal, the cap decreases to $198,000 ($200,000 - ($1,000 x 200%)).
Combined Annual Stepped Up and Guaranteed Growth Death Benefit — (This rider was
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available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
At the time of Contract issue, the Annual Stepped Up Death Benefit is $100,000 (the Purchase Payment), the Guaranteed Growth Death Benefit at 5% is $100,000 (the Purchase Payment), and the Guaranteed Growth Death Benefit cap is 200% or $200,000.
Due to positive market performance, the Contract Value on the first Contract anniversary is $125,000. The Annual Stepped Up Death Benefit increases to $125,000, the Guaranteed Growth Death Benefit increases to $105,000 ($100,000 x (1.05(365/365))), and the GGDB cap remains unchanged at $200,000.
Due to negative market performance, the Contract Value on the second Contract anniversary is $98,000. The Annual Stepped Up Death Benefit remains unchanged at $125,000, the Guaranteed Growth Death Benefit increases to $110,250 ($105,000 x (1.05(365/365))), and the cap remains unchanged at $200,000.
212 days into the third Contract Year, the Owner dies. At the time of death, the Contract Value is $102,000, and the Guaranteed Growth Death Benefit is $113,419 ($110,250 x (1.05(212/365))). The death benefit is the greatest of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this example, $102,000), (3) the Annual Stepped Up Death Benefit (in this example, $125,000), or (4) the Guaranteed Growth Death Benefit at 5% (in this example, $113,419).
Thus, the death benefit payable is $125,000.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Annual Stepped Up and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
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(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000, the Guaranteed Growth Death Benefit is $113,419, the Guaranteed Growth Death Benefit cap is $200,000, and the Annual Stepped Up Death Benefit is $125,000.
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$113,419 x [1 - (1 - ($1,000 / $100,000)]
$113,419 x (1 - .01) = $112,284.81
The Guaranteed Growth Death Benefit cap is calculated as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $1,000) = $198,000
The Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x (1 - .01) = $123,750
Enhanced Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) —
This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
●
“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.
●
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the
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Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Enhanced Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
During the fifth Contract Year, the Owner takes a withdrawal of $10,000. The Contract Value at the time of the withdrawal is $160,000. The adjusted Purchase Payments after the withdrawal are calculated as follows:
Previous Adjusted Purchase Payments x (1 - Withdrawal / Contract Value prior to withdrawal)
$100,000 x (1 - $10,000 / $160,000)
$100,000 x (1 - .0625)
$100,000 x .9375 = $93,750
During the sixth Contract Year, the Owner dies. At the time of death, the Contract Value is $175,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($175,000 - $93,750)
50% x $81,250 = $40,625
50% of adjusted Purchase Payments = 50% x 93,750 = $46,875
Thus, the Enhanced Death Benefit is $40,625.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $90,000 ($100,000 - $10,000)), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $215,625 ($175,000 + $40,625)). Thus, the death benefit payable is $215,625.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
Assume time elapses since the advisory fee withdrawal is taken, and the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
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50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($130,000 - $99,200)
$15,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Annual Stepped Up Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Annual Stepped Up Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
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The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)). Thus, the death benefit payable is $110,500.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Annual Stepped Up Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Later in the fourth Contract Year, the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($130,000 - $99,200)
$15,400
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50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $120,552 ($105,152 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
B-10

$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $126,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($126,000 - $99,200)
$13,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $13,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
B-11

Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $139,400 ($126,000 + $13,400)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $135,862.46 ($122,462.46 + $13,400)). Thus, the death benefit payable is $135,862.46.
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit — (This
rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
B-12

50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x	[1 - (	Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal	)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
B-13

After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $120,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($120,000 - $99,200)
$10,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $10,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Prior Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $130,400 ($120,000 + $10,400)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $115,552 ($105,152 + $13,400)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $132,862.46 ($122,462.46 + $10,400)). Thus, the death benefit payable is $132,862.46
Guaranteed Minimum Withdrawal Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
B-14

Annual Withdrawal Amount*	Benefit Amount*
7%	100%
*
A percentage of the initial Purchase Payment including any
Credit Enhancement and/or Bonus Credit (or Contract Value
on the purchase date of the rider if the rider was purchased on a Contract anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
Example 1. Annual Withdrawal Amount Continues when the Contract Value Reaches Zero. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
(iv)
The assumed rate of return is -1.00%.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. If the Owner takes no other withdrawals in Contract Year 1 besides the Annual Withdrawal Amount, at the beginning of Contract Year 2, the Contract Value is $94,050 and the Remaining Benefit Amount is $125,000. If the Owner continues taking only the Annual Withdrawal Amount each Contract Year, at the end of Contract Year 19, the Contract Value is $0, but the Remaining Benefit Amount is $35,000. The Owner can continue taking the Annual Withdrawal Amount for seven additional Contract Years until the Remaining Benefit Amount is $0.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
Example 2. Effect of an Excess Withdrawal and Recalculation of the Remaining Benefit Amount and the Annual Withdrawal Amount. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
B-15

At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. Due to negative market performance, in Contract Year 1 the Contract Value is reduced to $85,000 and the Owner decides to withdraw $15,000. This reduces the Contract Value to $70,000 ($85,000 - $15,000). Because the $15,000 withdrawal exceeds the Annual Withdrawal Amount, the Remaining Benefit Amount and future Annual Withdrawal Amount will be reduced. The excess withdrawal is equal to $10,000 ($15,000 - $5,000), the amount of the withdrawal in excess of the Annual Withdrawal Amount.
The percentage reduction in the Remaining Benefit Amount and the future Annual Withdrawal Amount is calculated as follows:
Excess Withdrawal Amount / (Contract Value Prior to Withdrawal - Annual Withdrawal Amount):
$10,000 / ($85,000 - $5,000)
$10,000 / $80,000 = 12.50%
The adjusted Remaining Benefit Amount is calculated as follows:
(Remaining Benefit Amount - Annual Withdrawal Amount) x (1 - Calculated Reduction)
$130,000 - $5,000 = $125,000
$125,000 x (1 - 12.50%) = $109,375
The future Annual Withdrawal Amount is calculated as follows:
Annual Withdrawal Amount x (1 - Calculated Reduction)
$5,000 x (1 - 12.50%) = $4,375
After the reduction, the Remaining Benefit Amount is $109,375 and the future Annual Withdrawal Amount is $4,375.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
Example 3. Remaining Benefit Amount Reset. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. On the sixth Contract anniversary, the Owner elects to reset the Remaining Benefit Amount. The Owner has taken no other withdrawals besides the Annual Withdrawal Amount for the last six Contract Years. On the sixth Contract anniversary, due to positive market performance, the Contract Value is $120,000, and the Remaining Benefit Amount is $100,000 ($130,000 – ($5,000 x 6)). Upon the reset, the Remaining Benefit Amount will increase to $120,000, and the Annual Withdrawal Amount will increase from $5,000 to $6,000 ($120,000 x 5%). After the reset, the Contract will not be eligible for another reset until after the 11th Contract anniversary.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Minimum Withdrawal Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
B-16

A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. Because the advisory fee of $1,000 is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Withdrawal Benefit dollar for dollar as follows:
Guaranteed Minimum Withdrawal Benefit Prior to Advisory Fee Withdrawal	-	Advisory Fee Withdrawal

$130,000 - $1,000 = $129,000
After the withdrawal, the remaining Annual Withdrawal Amount is reduced as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$5,000 - $1,000 = $4,000
If the advisory fee withdrawal is $6,000 (and therefore greater than the Annual Withdrawal Amount), the Guaranteed Minimum Withdrawal Benefit is reduced proportionately as follows:
(Guaranteed Minimum Withdrawal Benefit Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($130,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$125,000 x [1 - ($1,000 / $95,000)] = $123,684.21
The withdrawal reduces the Guaranteed Minimum Withdrawal Benefit by more than the amount of the withdrawal. After the withdrawal, the remaining Annual Withdrawal Amount is $0. The advisory fee withdrawal will proportionately reduce the Annual Withdrawal Amount available in future Contract Years. The Annual Withdrawal Amount for the next Contract Year is calculated as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal	-	[1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

$5,000 x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$5,000 x ($1,000 / $95,000) = $4,947.37
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was 85 or younger.
If you have a Qualified Contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
B-17

Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Minimum Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.
This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.
Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed
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Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.
Example 1. How an Additional Purchase Payment Affects the Total Protection Rider. Assume:
(i)
The Owner purchases the Contract with the Total Protection Rider.
(ii)
The initial Purchase Payment is $100,000.
At Contract issue, the Guaranteed Growth Death Benefit is $100,000, the Guaranteed Growth Death Benefit cap is $200,000 ($100,000 x 200%), the Remaining Benefit Amount is $100,000 ($100,000 x 100%), the Annual Withdrawal Amount is $5,000 ($100,000 x 5%), and the Guaranteed Minimum Accumulation Benefit is $105,000 ($100,000 x 105%).
The Owner adds a Purchase Payment of $10,000 to the Contract in the first Contract Year (42 days after Contract issue). As a result of interest accrued over the 42 days since the initial Purchase Payment, immediately prior to the $10,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $100,563, calculated as follows:
Initial Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(42/365)
$100,000 x 1.05(42/365) = $100,563
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$100,563 + $10,000 = $110,563
The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($10,000 x 200%)
$200,000 + $20,000 = $220,000
The Remaining Benefit Amount increases as a result of the Purchase Payment:
Remaining Benefit Amount prior to Purchase Payment + (Additional Purchase Payment x 100%)
$100,000 + ($10,000 x 100%)
$100,000 + $10,000 = $110,000
The Annual Withdrawal Amount increases as a result of the Purchase Payment:
Prior Annual Withdrawal Amount + (Purchase Payment x 5%)
$5,000 + ($10,000 x 5%)
$5,000 + $500 = $5,500
The Guaranteed Minimum Accumulation Benefit increases as a result of the Purchase Payment:
Guaranteed Minimum Accumulation Benefit prior to Purchase Payment + (Purchase Payment x 105%)
$105,000 + ($10,000 x 105%)
$105,000 + $10,500 = $115,500
Example 2. How a Withdrawal Affects the Total Protection Rider.
Continuing from Example 1, the Owner withdraws $10,500 from the Contract in the fourth Contract Year (1,450 days after the additional Purchase Payment). The Contract Value prior to withdrawal is $130,500.
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As a result of interest accrued over the 1,450 days since the additional Purchase Payment, immediately prior to the $10,500 withdrawal, the Guaranteed Growth Death Benefit has increased to $134,210.50, calculated as follows:
Guaranteed Growth Death Benefit x (1 + Effective Annual Interest Rate)Time Elapsed Since Additional Purchase Payment
$110,563 x (1 + .05)(1450/365)
$110,563 x 1.05(1450/365) = $134,210.50
The Guaranteed Growth Death Benefit decreases as a result of the withdrawal:
(Guaranteed Growth Death Benefit prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($134,210.50 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$128,710.50 x (1 - ($5,000 / $125,000))
$128,710.50 x (1 - .04)
$128,710.50 x .96 = $123,562.08
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($100,000 + $10,000 - $10,500) x 200%
$99,500 x 200% = $199,000
The Remaining Benefit Amount decreases as a result of the withdrawal:
(Remaining Benefit Amount prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($110,000 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$104,500 x (1 - ($5,000 / $125,000))
$104,500 x (1 - .04)
$104,500 x .96 = $100,320
The Annual Withdrawal Amount decreases as a result of the withdrawal:
Prior Annual Withdrawal Amount	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

$5,500 x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$5,500 x (1 - ($5,000 / $125,000))
$5,500 x (1 - .04)
$5,500 x .96 = $5,280
The Guaranteed Minimum Accumulation Benefit decreases as a result of the withdrawal:
(Guaranteed Minimum Accumulation Benefit prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

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($115,500 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$110,000 x (1 - ($5,000 / $125,000))
$110,000 x (1 - .04)
$110,000 x 0.96 = $105,600
After the withdrawal, the Guaranteed Growth Death Benefit is $123,562.08, the Guaranteed Growth Death Benefit cap is $199,000, the Remaining Benefit Amount is $100,320, the Annual Withdrawal Amount is $5,280, and the Guaranteed Minimum Accumulation Benefit is $105,600.
Example 3. Total Protection Rider at the end of 10 Years.
Continuing from Example 2, assume the Owner does not reset the Guaranteed Minimum Accumulation Benefit term for the first 10 Contract Years. At the end of 10 Contract Years, the Owner’s Contract Value is $104,000, and the Guaranteed Minimum Accumulation Benefit is $105,600. Because the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value, the difference of $1,600 will be added to the Owner’s Contract Value. Once this additional amount has been added to the Owner’s Contract Value, the Guaranteed Minimum Accumulation Benefit terminates.
Example 4. How Advisory Fee Withdrawals Reduce the Total Protection Rider. Assume:
(i)
The Owner purchases the Contract with the Total Protection Rider.
(ii)
The initial Purchase Payment is $100,000.
At Contract issue, the Guaranteed Growth Death Benefit is $100,000, the Guaranteed Growth Death Benefit cap is $200,000 ($100,000 x 200%), the Remaining Benefit Amount is $100,000 ($100,000 x 100%), the Annual Withdrawal Amount is $5,000 ($100,000 x 5%), and the Guaranteed Minimum Accumulation Benefit is $105,000 ($100,000 x 105%).
A $1,000 advisory fee is withdrawn from the Contract. Immediately prior to the withdrawal, the Guaranteed Growth Death Benefit has increased to $110,563, the Guaranteed Growth Death Benefit cap is $200,000, the Remaining Benefit Amount is $100,000, the Annual Withdrawal Amount is $5,000, and the Guaranteed Minimum Accumulation Benefit is $105,000.
Because the advisory fee of $1,000 is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Withdrawal Benefit dollar for dollar as follows:
Guaranteed Growth Death Benefit - Advisory Fee Withdrawal
$110,563 - $1,000 = $109,563
The Guaranteed Growth Death Benefit cap is reduced as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $1,000)
$200,000 - $2,000 = $198,000
The remaining Annual Withdrawal Amount is reduced as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$5,000 - $1,000 = $4,000
Because the advisory fee is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Remaining Benefit Amount dollar for dollar as follows:
Remaining Benefit Amount Prior to Advisory Fee Withdrawal – Advisory Fee Withdrawal
$100,000 - $1,000 = $99,000
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Because the advisory fee is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Accumulation Benefit dollar for dollar as follows:
Guaranteed Minimum Accumulation Benefit Prior to Advisory Fee Withdrawal	-	Advisory Fee Withdrawal

$105,000 - $1,000 = $104,000
If the advisory fee withdrawal is $6,000 (and therefore greater than the Annual Withdrawal Amount), benefits under the Total Protection Rider are reduced proportionately.
The Guaranteed Growth Death Benefit is reduced as follows:
(Guaranteed Growth Death Benefit	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($110,563 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$105,563 x [1 - ($1,000 / $95,000)] = $104,451.81
The Guaranteed Growth Death Benefit Cap is reduced as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $6,000)
$200,000 - $12,000 = $188,000
After the withdrawal, the remaining Annual Withdrawal Amount is $0. The advisory fee withdrawal will proportionately reduce the Annual Withdrawal Amount available in future Contract Years. The Annual Withdrawal Amount for the next Contract Year is calculated as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal	x	[1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

$5,000 x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$5,000 x [1 - ($1,000 / $95,000)] = $4,947.37
The Remaining Benefit Amount is reduced as follows:
(Remaining Benefit Amount Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)))

($100,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$95,000 x [1 - ($1,000 / $95,000)] = $94,000
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The Guaranteed Minimum Accumulation Benefit is reduced as follows:
(Guaranteed Minimum Accumulation Benefit Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($105,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$100,000 x [1 - ($1,000 / $95,000)] = $98,947.37
Waiver of Withdrawal Charge—10 Years or Disability — This rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or
●
The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—10 Years or Disability. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—10 Years or Disability Rider.
(ii)
The Owner meets the criteria for total and permanent disability after the Contract Date and prior to age 65.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge—10 Years or Disability Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—10 Years or Disability Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—Hardship — This rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—Hardship. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—Hardship Rider.
(ii)
The Owner experiences a hardship as defined in Section 401(k) of the Internal Revenue Code of 1986, as amended.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge—Hardship Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—Hardship Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—5 Years and Age 59½ — This rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Owner is age 59½ or older; and
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●
The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.
Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—5 Years and Age 59½. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider.
(ii)
The initial Purchase Payment is $100,000.
(iii)
The Owner is now age 72 and has been making quarterly Purchase Payments of $100 for 5 full Contract Years.
(iv)
The Owner requests a withdrawal of $25,000 at the beginning of Contract Year 6.
(v)
The free withdrawal amount for Contract Year 6 is $11,800.
(vi)
No additional Purchase Payments are made after the withdrawal in Contract Year 6.
Without the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider, the charge applicable to the $25,000 withdrawal would be $396, calculated as follows: ($25,000 - $11,800) x 3% Withdrawal Charge, and the Owner would receive $24,604 ($25,000 - $396). With the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Bonus Match — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider was not available in all states and was available only in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code. You could elect this rider at Contract issue or any time thereafter. Upon the Company’s acceptance of your election of the rider, the rider would be in effect as of the Valuation Date the Company received your rider election form or written request electing the rider. You may cancel this rider at any time.
The rider provided for the Company to add a Bonus Amount to your Contract Value during the “Bonus Match Period,” which was the period that began on the date the rider was first in effect and ended on the earlier of: (1) the fifth anniversary of the rider’s date of issue, or (2) termination of the rider. The Company would apply the Bonus Amount only to the first $10,000 in salary reduction Purchase Payments in any Contract Year. You could have in effect on your Contract both a Bonus Match Rider and an Extra Credit Rider; provided, however, that each rider calculated the Bonus Amount and Credit Enhancement amount, respectively, on the basis of Purchase Payments, which did not include any Bonus Amount or Credit Enhancement. See “Extra Credit.”
The Bonus Amount was an amount equal to the applicable percentage of Purchase Payments applied to your Contract under a salary reduction arrangement while the rider was in effect. The Company would apply Bonus Amounts to your Contract Value on the Valuation Date next following the Valuation Date on which such salary reduction Purchase Payment was applied. As set forth in the applicable table below, the Bonus Amount percentage was based on the amount of Contract Value as of the date that the Bonus Amount was applied. Bonus Amounts would be allocated among the Subaccounts in the same proportion as the applicable salary reduction Purchase Payment.
The Company applied the Bonus Amount percentage under Table 1 or 2 below based upon whether you had in effect an active affinity credit card. Table 1 applies to salary reduction Purchase Payments received if you did not have an active affinity credit card as of the date of receipt of such Purchase Payment:
Table 1
Contract Value as of Date Bonus Amount is Applied	Bonus Amount (As a % of Salary Reduction Purchase Payments)
Less than $50,000	1%
$50,000 up to $100,000	2%
$100,000 up to $250,000	3%
$250,000 or more	4%
Table 2 applied if you had: (1) completed the affinity credit card application provided by the Company; (2) received approval from the affinity credit card issuer selected by the Company; (3) made first use of the affinity credit card; and (4) your affinity credit card was active upon the date of receipt of the salary reduction Purchase Payment. The Company required that you keep the affinity credit card active and enter into a new affinity credit card arrangement if any current card arrangement was terminated to keep the Bonus Amount in Table 2 in effect.
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Table 2
Contract Value as of Date Bonus Amount is Applied	Bonus Amount (As a % of Salary Reduction Purchase Payments)
Less than $50,000	4%
$50,000 up to $100,000	6%
$100,000 up to $250,000	8%
$250,000 or more	10%
During the Bonus Match Period, if the Owner did not maintain an active affinity credit card, the Bonus Amount in Table 2 would terminate automatically, and the Bonus Amount percentage under Table 1 would apply to salary reduction Purchase Payments received while the affinity credit card was not active. If the Owner later reactivated the credit card, the Bonus Amount percentage under Table 2 would apply to salary reduction Purchase Payments received after the Company received notice from the affinity credit card issuer that you had reactivated the card and first use had occurred for so long as the credit card was active. The Owner may have elected not to apply for the affinity credit card and receive Bonus Amounts only under Table 1 above.
The Company guaranteed that it would pay the applicable Bonus Amounts during the Bonus Match Period. In its sole discretion, the Company could add Bonus Amounts to your Contract Value after the fifth anniversary of the rider’s date of issue, but any such additional Bonus Amounts were not guaranteed and would be paid only while the rider is in effect.
At the end of each calendar year while this rider is in effect, the Company in its sole discretion could elect to add to Contract Value an “Additional Amount” equal to: (a) amounts the Company earned during the calendar year in connection with credit card purchases by all owners of the rider under the credit card arrangement (currently 1.10% of credit card purchases), net of any amounts deducted by the Company to administer the credit card arrangement; less (b) Bonus Amounts added to Contract Value of owners of the rider during the calendar year; plus (c) a portion of sponsorship dollars, if any, solicited or contributed by the Company and accrued during the calendar year. The Additional Amount would be determined by the Company and allocated to the Owner on the basis of the amount of salary reduction Purchase Payments applied to the Contract during the calendar year relative to salary reduction Purchase Payments made by other owners of the rider. The Company would add any such Additional Amounts to Contract Value on a Valuation Date not later than the last Valuation Date of January in the following calendar year; provided that the rider was in effect on that date and the Additional Amount is greater than $0.
At any time after the fifth anniversary of the rider’s date of issue, the Company reserved the right to terminate the rider and make no further payments of Bonus Amounts or Additional Amounts. Effective upon the date of any rider termination, the Company would stop deducting the rider charge.
The Bonus Amounts and any Additional Amounts vested immediately but were subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amount or Additional Amount. In the event that you exercised your right to cancel during the free look period, the Company would reduce your Contract Value by the current value of any Bonus Amount or Additional Amount that had been applied to your Contract Value.
In the event that the death benefit under your Contract was based upon the sum of all Purchase Payments made by the Owner, Purchase Payments would not include any Bonus Amounts or Additional Amounts paid under this rider. In the event that the death benefit under your Contract was based upon Purchase Payments increased at an annual rate of interest (“Guaranteed Growth Death Benefit”), Purchase Payments would not include any Bonus Amounts or Additional Amounts paid under this rider. The Company would not recapture any Bonus Amounts or Additional Amounts from the death benefit under the Contract.
If you elected the Guaranteed Minimum Income Benefit Rider, neither Bonus Amounts nor Additional Amounts were included in Purchase Payments for the purpose of calculating benefits under the Guaranteed Minimum Income Benefit Rider.
The Company expected to make a profit from the charge for this rider and funded payment of the Bonus Amounts through the rider charge and amounts earned under the credit card arrangement.
B-25

APPENDIX C
Riders Available for Purchase Only Prior to July 1, 2012

Annual Stepped Up Death Benefit — (This rider was available for purchase ONLY prior to July 1, 2012) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Stepped Up Death Benefit.
Example of the Annual Stepped Up Death Benefit. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
(iii)
The Owner takes no withdrawals between the date the Contract was issued and the date of the Owner’s death.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner dies during the third Contract Year. At the time of the Owner’s death, the Contract Value is $55,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges (in this case, $50,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $55,000); or (3) the Stepped Up Death Benefit (in this case, $65,000). Thus, $65,000 is the amount that would be paid.
The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates: (a) each Contract anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
●
The Contract Value on each Contract anniversary that occurs prior to the oldest Owner attaining age 81; plus
●
Any Purchase Payments received by the Company since the applicable Contract anniversary; less
●
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, by Contract Value immediately prior to the withdrawal.
Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner takes a free withdrawal of $4,900 in the third Contract Year. The Contract Value prior to the withdrawal is $35,000. As a result of the withdrawal, the Stepped Up Death Benefit is reduced as follows:
Withdrawal amount / Contract Value prior to withdrawal
$4,900 / $35,000 = 0.14 or 14%
Stepped Up Death Benefit x 14%
$65,000 x 14% = $9,100
$65,000 - $9,100 = $55,900
The Stepped Up Death Benefit following the withdrawal is $55,900.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract is issued is 79 or younger.
Waiver of Withdrawal Charge — (This rider was available for purchase ONLY prior to July 1, 2012) —
This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchased the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Example of the Waiver of Withdrawal Charge. Assume:
(i)The Owner is diagnosed with a terminal illness after the Contract is issued.
(ii)The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iii)The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $900 (($25,000 - $10,000) x 6.0%), and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge Rider, the $900 charge is waived, and the Owner receives the full $25,000.

Alternate Withdrawal Charge — (This rider was available for purchase ONLY prior to July 1, 2012) —
This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which was available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%
If you purchased this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider had not been approved in your state, you may have purchased a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”
Example of the 0-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 0-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 2.
(iii)
The free withdrawal amount for Contract Year 2 is $10,000.
Without the 0-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $1,050, calculated as follows: ($25,000 - $10,000) x 7% Withdrawal Charge, and the Owner would receive $23,950 ($25,000 - $1,050). With the 0-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Example of the 4-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 4-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 5.
(iii)
The free withdrawal amount for Contract Year 5 is $10,000.
Without the 4-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $600, calculated as follows: ($25,000 - $10,000) x 4% Withdrawal Charge, and the Owner would receive $24,400 ($25,000 - $600). With the 4-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—15 Years or Disability — (This rider was available for purchase ONLY prior to July 1, 2012) — This rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Contract has been in force for 15 or more Contract Years; or
●
The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—15 Years or Disability. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—15 Years or Disability Rider.
(ii)
The Owner meets the criteria for total and permanent disability after the Contract Date and prior to age 65.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.

Without the Waiver of Withdrawal Charge—15 Years or Disability Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—15 Years or Disability Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121471.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000113082

Prospectus
May 1, 2026

ADVANCEDESIGNSSM VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, LLC
32-69181-00 2026/05/01
6918

ADVANCEDESIGNSSM VARIABLE ANNUITY
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the AdvanceDesigns Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified contract. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. The Contract is currently not sold to new investors.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called SBL Variable Annuity Account XIV (the “Separate Account”), or to the Fixed Account (if it is available under your Contract). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract and the Fixed Account (if available) is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. Neither the refund nor the Contract Value will include any Credit Enhancements, if applicable. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by additional fees and charges. All or a portion of your Credit Enhancement may be recaptured upon cancellation of your Contract under the free look provision, surrender, withdrawal, or death.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
6918
Protected by U.S. Patent No. 7,251,623 B1.
32-69181-00 2026/05/01

2

3

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Credit — An amount added to Contract Value under the Automatic Bonus Credit Rider.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved).
4

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts and the Fixed Account (if available).
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract.
5

Because of the withdrawal charge and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests. The Fixed Account option (if available under your Contract), which guarantees the principal and a minimum interest rate, may also be available for investment. If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account.
Additional information about the Underlying Funds available under the Contract  and the Fixed Account (if available) is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments under Annuity Option 7), withdrawals (other than systematic withdrawals or withdrawals to pay investment advisory fees) are permitted after the Annuity Start Date. In general, optional benefits (e.g., the Annual Stepped Up Death Benefit) terminate upon annuitization if you elect one of Annuity Options 1 through 4, 7, or 8. If you elect Annuity Option 5 or 6, the optional benefit will continue after the Annuity Start Date if you purchase the Waiver of Withdrawal Charge Rider or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved), and the Company will continue to deduct optional benefit charges after the Annuity Start Date.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Loans. If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. A loan must be taken and repaid prior to the Annuity Commencement Date.
Waiver of Withdrawal Charge Rider. For an additional charge, under certain circumstances, we will waive your withdrawal charges.
Extra Credit Rider. For an additional cost during the first seven Contract Years, the Company adds to your Contract Value an amount known as a Credit Enhancement, which is based on a percentage of any Purchase Payments made in the first Contract Year. In the past, we offered a version of this rider at no cost. All or a portion of your Credit Enhancement may be recaptured upon free look, surrender, withdrawal, or death.
0-Year or 4-Year Alternate Withdrawal Charge. For an additional cost, this rider makes available an alternative, shorter withdrawal charge schedule. The withdrawal charge varies depending on the Purchase Payment age and will apply in lieu of the Contract’s seven-year withdrawal charge schedule.
6

Optional Living Benefits. Prior to February 1, 2010, we offered various optional living benefits that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but no surrender charge (if applicable) is assessed on such withdrawals, and the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts and the Fixed Account (if available) on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Important Information You Should Consider About the Contract

	FEES, EXPENSES AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you may be assessed a surrender charge of up to 7%
(as a percentage of the portion of the withdrawal amount consisting of
Purchase Payments, including any Bonus Credits paid), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000. This loss will be greater if there are taxes or tax penalties.
				Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Are There Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).			Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifi-
cations page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.36%	1.61%
	(Underlying Fund fees and expenses)[2]	0.63%	3.38%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	0.85%
1
As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

7

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,770.77	Highest Annual Cost: $4,341.26
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges, taxes and tax penalties may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your
Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that you choose under the Contract.
●Each investment option (including the Fixed Account, if available) has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
8

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
●Certain optional benefits are not available in every state and are subject to age restrictions. The 6% and 7% Guaranteed Growth Death Benefit is not
available to Texas residents.
●Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Optional Riders Appendix B – Riders Available for Purchase Only Prior to February 1, 2010
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees Federal Tax Matters Federal Tax Matters – Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
9

	CONFLICTS OF INTEREST	Location in Prospectus
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2)
10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals”
and “Contingent Deferred Sales Charge” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.
Annual Contract Expenses
Charge
Administrative Expenses	$30.00[1]
Base Contract Expenses (as a percentage of average Contract Value)[2]	1.35%
Optional Benefit Expenses (as a percentage of Contract Value)[3]
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[4]	0.55%
Waiver of Withdrawal Charge*	0.05%
Alternate Withdrawal Charge (0-Year)*	0.70%
Alternate Withdrawal Charge (4-Year)[5]*	0.60%[6]
Net Loan Interest Charge	2.16%
5% Guaranteed Minimum Income Benefit	0.15%
3% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[7]	0.25%
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	Charge
7% Guaranteed Growth Death Benefit[7]	0.30%
Combined Annual Stepped Up Death Benefit and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
	Current	Maximum
Guaranteed Minimum Withdrawal Benefit[8]	0.45%	1.10%
Total Protection Rider[9]	0.85%	1.45%
3% Extra Credit[4]	0.40%
5% Extra Credit[4]	0.70%
*
Charges for these riders will continue after the Annuity Start Date if you select Annuity Options 5 or 6.
1
We call this the account administration charge in your Contract, as well as in other places in this Prospectus. An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of
Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important Information You Should Consider About Your
Contract” earlier in this Prospectus.
2
This charge consists of both a mortality and expense risk charge and an annual administration charge. The administration charge of 0.15%
is deducted daily. The mortality and expense risk charge is 1.45% but is reduced for larger Contract Values as follows: At least $25,000 but less than $100,000 – 1.30%; $100,000 or more – 1.20%. The minimum mortality and expense risk charge of 1.20% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity
Period, the mortality and expense risk charge under Annuity Options 5 and 6 is calculated and deducted in the same manner as during the accumulation phase. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above and is deducted daily. The account administration charge also applies during the Annuity Period. See the discussion under “Mortality and Expense Risk Charge.”
3
If you purchase any optional riders, the charge will be calculated as a percentage of Contract Value and deducted from your Contract Value.
(See the applicable rider charges in the table.) You may not select riders with total charges that exceed 1.60% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).This charge is based on the percentage of Contract Value allocated to the Separate Account.
4
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
5
If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”
6
The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issued your rider on or after January 1, 2005.
However, if the Company issued your rider prior to that date, the charge is 0.55%.
7
Not available to Texas residents.
8
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” In Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate
Withdrawal Charge Rider).
9
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders
Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of
1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
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Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.63%	3.38%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.63%	3.19%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the most expensive combination of optional benefits available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$12,785.47	$24,495.60	$35,026.24	$60,915.02
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$6,541.25	$19,312.66	$31,680.21	$60,915.02
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$10,206.49	$17,293.76	$23,575.91	$40,734.95
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$3,866.02	$11,732.68	$19,782.29	$40,734.95
Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
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Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.
Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
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Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — Security Benefit Life Insurance Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2025, the Company had total assets under management of approximately $49.6 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contracts is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.securitybenefit.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent, the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without
14

regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at SBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121489.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these
15

payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.10% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
16

Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Contingent Deferred Sales Charge — We also refer to this charge as the surrender charge, sales charge, or withdrawal charge in this Prospectus. The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. As such, any Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Purchase Payments do not include Credit Enhancements for the purpose of assessing the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. Free withdrawal amounts do not reduce Purchase Payments and/or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment Free WD Bonus Credits is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. If we deduct the withdrawal charge from your remaining Contract Value, the withdrawal charge is also subject to a withdrawal charge.
Example of Withdrawal Charge Deducted from Withdrawal Payment and Deducted from Remaining Contract Value. Assume:
(i)
A withdrawal of $20,000 is requested in Contract Year 2
(ii)
The remaining free withdrawal amount in Contract Year 2 is $10,000
If the Owner requests that the withdrawal charge be deducted from the withdrawal payment, the withdrawal charge would be $700, calculated as follows:
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(Withdrawal Amount – Remaining Free Withdrawal Amount) x Withdrawal Charge %
($20,000 - $10,000) x 7% = $700
The $700 withdrawal charge is deducted from the withdrawal payment before the Company sends it to the Owner. The Contract Value decreases by $20,000 and the Owner receives a total payment of $19,300 ($20,000 - $700).
If the Owner requests that the withdrawal charge be deducted from the remaining Contract Value, the withdrawal charge would be $752.69, calculated as follows:
(Withdrawal Amount - Remaining Free Withdrawal Amount)	x	Withdrawal Charge %
1– Withdrawal Charge %
($20,000 - $10,000) x (7% / (1 - 7%))
$10,000 x (7% / 93%)
$10,000 x 7.5269% = $752.69
The $752.69 withdrawal charge is deducted from the Contract Value. The Contract Value decreases by $20,752.69 ($20,000 + $752.69) and the Owner receives a total payment of $20,000.
In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sale of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the mortality and expense risk charge.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge upon the Annuity Start Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, the following states impose a premium tax on Purchase Payments applied to a Non-Qualified Contract: California (2.35%), Colorado (2.00%), Maine (2.00%), Nevada (3.50%), South Dakota (1.25% on Purchase Payments up to $500,000 and 0.08% on Purchase Payments over $500,000); West Virginia (1.00%) and Wyoming (1.00%). California also imposes a premium tax of 0.50% on Purchase Payments applied to a Qualified Contract. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5% but are subject to change by a governmental entity.
Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
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We will treat each deduction as a partial withdrawal from your Contract. However, no surrender charges will apply to such deductions, and the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay the investment adviser's fees may be subject to federal and state income tax and a 10% federal penalty tax.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
We have entered into an agreement with an investment adviser, Kessler Investment Group, LLC (“Kessler”), to provide asset allocation services in connection with the Contract. In providing such asset allocation services, Kessler currently uses the Ibbotson Asset Allocation Program, a proprietary asset allocation and rebalancing program developed by Ibbotson Associates Advisors, LLC. We pay Kessler a monthly fee, which is based on the aggregate Contract Value of those Contracts for which Owners have retained Kessler to provide such services. Kessler has agreed that it will not charge Owners for its asset allocation services provided in connection with the Contract for so long as its agreement with the Company is in effect. You should consult with your representative for details regarding Kessler’s services.
Annual Contract Expenses
Administrative Expenses
Account Administration Charge — The Company deducts an account administration charge of $30 from Contract Value at each Contract anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Base Contract Expenses
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.45%
At least $25,000 but less than $100,000	1.30%
$100,000 or more	1.20%
During the Annuity Period, the mortality and expense risk charge is as follows:
Annuity Option	Annual Mortality and Expense Risk Charge
Annuity Options 5 & 6	See table immediately above.
Annuity Options 1-4, 7 & 8	1.25%
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The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts. This charge continues during the Annuity Period.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from the Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from the Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8. If you elect Annuity Option 5 or 6, the Company will deduct the monthly rider charge for the life of the Contract if you purchase the Waiver of Withdrawal Charge Rider or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved). Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract
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Value. Each rider and its charge are listed below. You may not select riders with total charges in excess of 1.60% of Contract Value, for riders elected prior to February 1, 2010.
As noted in the table, certain riders are no longer available for purchase. For more information on riders that were available for purchase only prior to February 1, 2010, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider.
Optional Rider Expenses (as a percentage of Contract Value)
	Annual Rider Charge
	Current	Maximum
4% Extra Credit[1]	0.55%
Annual Stepped Up Death Benefit	0.20%
Waiver of Withdrawal Charge*	0.05%
Alternate Withdrawal Charge (0-Year)*	0.70%
Alternate Withdrawal Charge (4-Year)[2]*	0.60%[3]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[4]	0.25%
7% Guaranteed Growth Death Benefit[4]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
Guaranteed Minimum Withdrawal Benefit[5]	0.45%	1.10%
Total Protection[6]	0.85%	1.45%
3% Extra Credit[1]	0.40%
5% Extra Credit[1]	0.70%
*
Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
2
If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”
3
The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your rider on or after January 1, 2005.
However, if the Company issued your rider prior to that date, the charge is 0.55%.
4
Not available to Texas residents.
5
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum
Withdrawal Benefit” In Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate
Withdrawal Charge Rider).
6
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders
Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of
1.60% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

Guarantee of Certain Charges — The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.45% (1.25% during the Annuity Period) of each Subaccount’s average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount’s average daily net assets; and (3) the account administration charge will not exceed $30 per year.
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Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual as a non-tax qualified contract (“Non-Qualified Contract”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Contract. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Your Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
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Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account (if available).
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the
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Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and/or the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Invesco V.I. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount.
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
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After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
If the Fixed Account is available under your Contract, you may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
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Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central Time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
You may also transfer Contract Value to the Fixed Account, provided that the Fixed Account is available under your Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.” The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
●
the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
●
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners and Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone
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transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid-Cap Value Series Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid-Cap Value Series Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
BNY Mellon IP Technology Growth	60 days
ClearBridge Variable Growth, ClearBridge Variable Small Cap Growth	30 days
Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Small Cap Value VIP Fund	30 days
Guggenheim VIF High Yield, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Total Return Bond	30 days
Invesco V.I. American Value, Invesco V.I. Comstock, Invesco V.I. Core Plus Bond, Invesco
V.I. Discovery Mid Cap Growth, Invesco V.I. Equity and Income, Invesco V.I. EQV
International Equity, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities,
Invesco V.I. Health Care, Invesco V.I. Main Street Mid Cap Fund, Invesco V.I. Main Street
Small Cap Fund
30 days
Invesco V.I. Government Money Market	Unlimited
Janus Henderson VIT Enterprise, Janus Henderson VIT Research	30 days
LVIP American Century Mid Cap Value, LVIP American Century Ultra®, LVIP American Century Value	30 days
MFS® VIT II Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley VIF Emerging Markets Equity	30 days
NAA All Cap Value Series, NAA Large Cap Value Series, NAA Large Core Series, NAA
Large Growth Series, NAA Mid Growth Series, NAA Small Cap Value Series, NAA Small
Growth Series, NAA SMid-Cap Value Series, NAA World Equity Income Series
30 days
Neuberger Berman Quality Equity Portfolio	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return	30 days
Royce Micro-Cap	30 days
Western Asset Variable Global High Yield Bond	30 days
In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners and Participants, and (2) execute instructions from the Underlying Fund to
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restrict or prohibit further purchases or transfers by specific Owners and Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner or Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner or Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners and Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners and Participants determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners and Participants without special arrangement, waiver, or exception, aside from allocations to the Invesco V.I. Government Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners and Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and Participants and, as a result, the Company will inadvertently treat those Owners and Participants differently than Owners and Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners and Participants may be treated differently than others. Consequently, there is a risk that some Owners and Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
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Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
●
Interest credited to the Fixed Account,
●
Payment of Purchase Payments,
●
The amount of any outstanding Contract Debt,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), and
●
Charges assessed in connection with the Contract, including charges for any optional Riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 1.20%, (5) the administration charge under the Contract of 0.15%, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 1.20% and the administration charge of 0.15% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The
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Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us prior to any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial transactions normally must be received prior to that time. Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals and withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, and national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value
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also will be reduced by the amount of any such withdrawal charge, any premium tax charge, and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. No surrender charges will be assessed on a withdrawal to pay advisory fees and the deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce death benefits and any guaranteed benefit values, perhaps significantly. See “Benefits Under the Contract – Optional Riders.”
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or the Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
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The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you, as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.
The sum of all Purchase Payments, less any reductions caused by previous withdrawals, including withdrawal charges, or
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provides an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider above, as well as the discussion of the Guaranteed Growth Death Benefit Rider; Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider; Enhanced Death Benefit Rider; Combined Enhanced and Annual Stepped Up Death Benefit Rider; Combined Enhanced and Guaranteed Growth Death Benefit Rider; Combined
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Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider; 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider; and Total Protection Rider in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Example of the Standard Death Benefit. Assume:
(i)
The initial Purchase Payment is $100,000
(ii)
The Owner takes one withdrawal of $10,000 over the life of the Contract
(iii)
At the time of the Owner’s death, the Contract Value is $89,000
(iv)
There is no outstanding Contract Debt and no unvested Credit Enhancements at the time of the Owner’s death
If the Owner was 80 years old or younger on the Contract Date, the standard death benefit is the greater of the Contract Value or total Purchase Payments less any withdrawals (including withdrawal charges). The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals and withdrawal charges is $90,000. Thus, the death benefit is $90,000.
If the Owner was 81 years or older on the Contract Date, the standard death benefit is the Contract Value, which is $89,000.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
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Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For Contracts issued in connection with a Non-Qualified Contract, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and the Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
For any Designated Beneficiary of a Non-Qualified Contract other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay in excess of the Contract Value is subject to our financial strength and claims-paying ability.
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Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that are currently available or have previously been offered. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of the Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
DCA Plus Account
Interest is credited to Purchase
Payments allocated to the DCA
Plus Account, which is part of the
Company’s Fixed Account, and
amounts are systematically
transferred monthly to the
Subaccounts over the DCA Plus
Period, per your election.
There is no charge for this option.
●The rate of Current Interest credited to the DCA Plus Account will be fixed for the applicable DCA Plus Period (a six-month or
12-month period that begins as of the Valuation Date your
Purchase Payment is applied to the DCA Plus Account).
●The rate of interest for the Fixed Account allocations could be higher.
●You may only allocate Purchase Payments to the DCA Plus
Account. Transfers of Contract Value are not permitted.
●Not available if you have purchased the Extra Credit Rider at 3%,
4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider,
or if the DCA Plus Period has expired.
●Not available in all states.

Standard Death Benefit – Contract Issue Age 80 or Younger	Provides a death benefit equal to the greater of all Purchase Payments, less any withdrawals, including withdrawal charges, or the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge, and any
uncollected premium tax.
●Purchase Payments do not include any Credit Enhancements
and/or Bonus Credits.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Standard Death Benefit – Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Systematic Withdrawals	Allow you to set up an automatic payment of up to 10% of your total Purchase Payments each year.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Optional Benefits
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements and Bonus Credits and less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
●We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
●The death benefit is no longer eligible to “step up” on any Contract anniversary following your 81st birthday.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value as of the
Valuation Date such proof of death and instructions are received by the Company.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●Available if the Owner is 79 or younger on the Contract Date.
●Available at Contract issue only.
●The benefit will terminate at the Annuity Start Date.
●The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.

Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
●Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
●We will recapture any Credit Enhancements, if applicable, credited during the 12 months preceding any withdrawal.
●You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if you purchase the
Contract with this rider after age 65.
●The benefit differs and is not available in certain states.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.70%
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement in the event of a full or partial withdrawal.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (4-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.60%[1]
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement in the event of a full or partial withdrawal.
●Available at Contract issue only.
●If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a particular state, the 3-Year Withdrawal Charge Rider is available for a fee or 0.40%.
●This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

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Optional Benefits
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
4% Extra Credit	Provides a Credit Enhancement equal to 4% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	0.55%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
●Not available with the Fixed Account.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
●Available if the Owner is age 80 or younger on the Contract Date.
●Available at Contract issue only.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	Annual net loan interest of up to 2.16% plus the total charges for riders you have selected (as a percentage of loan amount).
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

Optional Benefits (Available for Purchase Only Prior to February 1, 2010)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value).	Brief Description of Restrictions/Limitations
Automatic Bonus Credit (Available May 1, 2005 through December 31, 2007)	Provided a Bonus Credit, which was automatically added to Contract Value, equal to 2% of each Purchase Payment made in the first Contract Year.	There was no charge for this benefit.
●Bonus Credits are only applied to Purchase Payments received in the first Contract Year.
●Bonus Credit is subject to any applicable withdrawal charge.
●Available for Contracts purchased in connection with the transfer or exchange of a variable annuity contract issued by another
insurance company, provided the initial Purchase Payment was received no later than February 28, 2008.
●Not available with the 0-Year Alternate Withdrawal Charge Rider.
●If you also elected a 4-Year Alternate Withdrawal Charge Rider, your Bonus Credit was equal to 1%, not 2%, of each Purchase
Payment received in the first Contract Year.
●Available at Contract issue if the Owner was age 80 or younger.

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Optional Benefits (Available for Purchase Only Prior to February 1, 2010)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value).	Brief Description of Restrictions/Limitations
Guaranteed Growth Death Benefit
Provides an enhanced death
benefit equal to the Purchase
Payments and any Credit
Enhancements and/or Bonus
Credits, less premium tax and
any withdrawals, increased at an
annual effective rate of interest
(which you elect when you
purchase the benefit) adjusted for
withdrawals.
		3%: 0.10%
●The death benefit is no longer subject to increase following the
Contract Anniversary after your 80th birthday.
●6% and 7% not available to Texas residents.
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If you elect the Guaranteed Growth Death Benefit at 5%, 6% or
7%, the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account, and the Loan Account.
●The death benefit is capped at an amount equal to 200% of
Purchase Payments (not including any Credit Enhancements
and/or Bonus Credits), less premium tax and any withdrawals, including withdrawal charges.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

		5%: 0.20%
		6%: 0.25%
		7%: 0.30%
Enhanced Death Benefit	Provides an enhanced death benefit equal to your Contract Value, increased by an enhanced amount based on a percentage of Contract gains.	0.25%
●The enhanced death benefit amount is calculated using a lower percentage for Contract issue age 70 or older.
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Guaranteed Minimum Withdrawal Benefit
Permits you to withdraw up to a
specified amount each Contract
Year, regardless of the
performance of your Contract
Value, until the Remaining Benefit
Amount is reduced to $0. You
may periodically increase the
Benefit Amount through resets.
		Current: 0.45%
●You are only eligible to reset the remaining Benefit Amount every five years.
●The rider charge may be increased in the event you elect a reset.
●While the rider is in effect, we reserve the right to restrict subsequent Purchase Payments.
●Available only if the Owner and Annuitant were age 85 or younger on the rider purchase date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●If a withdrawal (including a withdrawal to pay advisory fees)
exceeds the Annual Withdrawal Amount, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual Withdrawal Amount, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by
substantially more than the actual amount of the withdrawal.

		Maximum: 1.10%[2]
38

Optional Benefits (Available for Purchase Only Prior to February 1, 2010)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value).	Brief Description of Restrictions/Limitations
Guaranteed Minimum Income Benefit (3% or 5%)	Provides a minimum amount (“Minimum Income Benefit”), based on a 3% or 5% crediting rate, for the purchase of a fixed Annuity only.	3%: 0.15%
●You may only apply the Minimum Income Benefit to purchase
certain fixed Annuity options.
●You may not exercise this benefit or convert it to an income stream until your 10th Contract anniversary.
●If you elected the benefit at 5%, the Company credits a maximum rate of 4% for amounts allocated to the Invesco V.I. Government
Money Market, the Fixed Account and the Loan Account.
●Available only if the Owner was age 79 or younger on the Contract
Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

		5%: 0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly the Dollar for Dollar Living Benefit)	Provides a minimum amount (“Minimum Income Benefit”), based on a 6% crediting rate, for purchase of a fixed Annuity, and allows withdrawal of a specified amount each Contract Year (“Annual Limit”) without a proportional reduction to the Minimum Income Benefit.	0.60%
●The Company will credit a maximum rate of 3%, not 6%, for
amounts allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account, the PIMCO Low Duration
Subaccount, and the Loan Account; however, you will still pay the full rider charge.
●If the Owner annuitizes the Contract before the tenth anniversary of the rider purchase date or at any time thereafter other than within the 30-day period following a Contract anniversary, the Minimum
Income Benefit is not available.
●Available if the age of the Annuitant was 79 or younger on the
Contract Date.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greater of the Stepped Up Death Benefit and the Guaranteed Growth Death Benefit.	0.25%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the Contract
Date.
●See Annual Stepped Up Death Benefit and Guaranteed Growth
Death Benefit above.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

39

Optional Benefits (Available for Purchase Only Prior to February 1, 2010)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value).	Brief Description of Restrictions/Limitations
Combined Enhanced and Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of the (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit.	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the rider issue date.
●See Enhanced Death Benefit and Annual Stepped Up Death
Benefit above.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Enhanced and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, or (3) and the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit.	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the rider issue date.
●See Enhanced Death Benefit and Guaranteed Growth Death
Benefit above.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) Purchase Payments (less any withdrawals, including withdrawal charges), (2) the Contract Value plus the Enhanced Death Benefit, (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit, or (4) and the Guaranteed Growth Death Benefit at 5% plus the Enhanced Death Benefit.	0.40%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value on the
Valuation Date such proof of death and instructions are received by the Company.
●Available if the Owner was age 79 or younger on the rider issue date.
●See Enhanced Death Benefit, Annual Stepped Up Death Benefit,
and Guaranteed Growth Death Benefit above.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

40

Optional Benefits (Available for Purchase Only Prior to February 1, 2010)
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value).	Brief Description of Restrictions/Limitations
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit)	Provides a minimum amount (“Minimum Income Benefit”), based on a 6% crediting rate, for purchase of a fixed Annuity, as well as an enhanced death benefit equal to the greatest of (1) Purchase Payments less withdrawals, (2) Contract Value, or (3) Purchase Payments, less withdrawals, increased at an annual effective rate of 6%, and allows withdrawal of a specified amount each Contract Year (“Annual Limit”) without a proportional reduction to the Minimum Death Benefit.	0.85%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●Available if each Annuitant and Owner was age 79 or younger on the Contract Date.
●Certain withdrawals could significantly reduce or even terminate the benefits.
●See 6% Dollar for Dollar Guaranteed Minimum Income Benefit and
Guaranteed Minimum Death Benefit above.
●If a withdrawal (including a withdrawal to pay advisory fees)
exceeds the Annual Limit, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual
Limit, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual
amount of the withdrawal.

Total Protection
Provides (1) a Guaranteed
Growth Death Benefit at 5%, (2)
a Guaranteed Minimum
Withdrawal Benefit with an
Annual Withdrawal Amount of
5%, and a Benefit Amount of
100%, and (3) a Guaranteed
Minimum Accumulation Benefit,
which provides a guaranteed
minimum Contract Value at the
end of ten years.
		Current: 0.85%
●The Guaranteed Minimum Accumulation Benefit will terminate 10 years after the rider purchase date if no reset is elected.
●The Guaranteed Growth Death Benefit is reduced by any Annual
Withdrawal Amount and is reduced proportionately by any
withdrawal that exceeds the Annual Withdrawal Amount for a
Contract Year. 7
●Five years after the rider purchase date, under certain
circumstances, you may elect to reset the Remaining Benefit
Amount, the Guaranteed Growth Death Benefit, and the
Guaranteed Minimum Accumulation Benefit.
●While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments.
●Available if each Annuitant and Owner was age 79 or younger on the rider issue date.
●See Guaranteed Growth Death Benefit, Guaranteed Minimum
Withdrawal Benefit, and 6% Dollar for Dollar Guaranteed Minimum
Income Benefit above.
●If a withdrawal (including a withdrawal to pay advisory fees)
exceeds the Annual Limit, the withdrawal will reduce the benefit proportionately, but if the withdrawal does not exceed the Annual
Limit, the withdrawal will reduce the benefit by the dollar amount of the withdrawal. A proportionate withdrawal could significantly reduce the benefit by substantially more than the actual
amount of the withdrawal.

		Max: 1.45%[3]
3% and 5% Extra Credit	Provides a Credit Enhancement equal to 3% or 5% of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	3%: 0.40%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year.
●Not available with the Fixed Account.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are subject to recapture under certain
circumstances.
●Available only if the Owner was age 80 or younger on the Contract
Date.

		5%: 0.70%
1
The charge for the 4-Year Alternate Withdrawal Rider is 0.60% if the Company issues your rider on or after January 1, 2005. However, if the
Company issued your rider prior to that date, the charge is 0.55%.
2
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. The current charge for such rider is used in calculating the maximum rider charge of 1.60% (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).
3
The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under “Total Protection” in Appendix B – Riders Available for
Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 1.60% of
Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

41

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we are only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or Program for any additional loan restrictions.
Upon receipt by the Company of a written loan application and agreement and subject to the Company’s approval (which approval or disapproval may be postponed for up to six months after receipt of the loan application), Contract Value in an amount equal to the loan amount is withdrawn from the Subaccounts and/or the Fixed Account proportionately as it is currently invested in the Subaccounts and/or the Fixed Account and transferred into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3.0% on an annual basis. The Owner’s Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See “The Fixed Account” to determine its availability.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but once a loan has been issued, the Company will not change the loan interest rate. The loan interest amount will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. For example, if you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 5.36% (5.16% + 0.20%). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. There is no required minimum payment. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contract Owner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan
42

in default equals or exceeds the Withdrawal Value. The Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. The Contract Value at surrender and the death proceeds payable will be reduced by the amount of any outstanding Contract Debt plus accrued interest. Loans, therefore, can affect the Contract Value and benefits linked to the Contract Value, whether or not the loan is repaid. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance. You should consult with your tax advisor on the effect of a loan.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (Owners who purchased their Contracts prior to February 1, 2010 were not permitted to select riders with total rider charges in excess of 1.60%):
●
Annual Stepped Up Death Benefit;
●
Extra Credit at 4%;1
●
Waiver of Withdrawal Charge; or
●
0-Year or 4-Year Alternate Withdrawal Charge.1
1
The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 4% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved).
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit Rider, Extra Credit at 4% Rider, and Alternate Withdrawal Charge Riders are available in every state. The Waiver of Withdrawal Charge Rider is not available in every state. See a detailed description of each rider below.
The deduction of advisory fees from your Contract Value to pay a financial intermediary is treated as a withdrawal under the Contract. Such deductions will reduce death benefits and any guaranteed benefit values, perhaps significantly. Consult your financial intermediary as to the impact of deducting advisory fees from your Contract Value prior to making an election.
For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit (except the death benefit calculated under number 1 below) also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits) less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
43

3.
The Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
●
The Contract Value on each Contract anniversary that occurs prior to the oldest Owner attaining age 81; plus
●
Any Purchase Payments received by the Company since the applicable Contract anniversary; less
●
An adjustment for any withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, by the Contract Value immediately prior to the withdrawal.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in number 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.”
Example of the Annual Stepped Up Death Benefit. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
(iii)
The Owner takes no withdrawals between the date the Contract was issued and the date of the Owner’s death.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner dies during the third Contract Year. At the time of the Owner’s death, the Contract Value is $55,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this case, $50,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $55,000); or (3) the Stepped Up Death Benefit (in this case, $65,000). Thus, $65,000 is the death benefit.
Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner takes a free withdrawal of $4,900 in the third Contract Year. The Contract Value prior to the withdrawal is $35,000. As a result of the withdrawal, the Stepped Up Death Benefit is reduced as follows:
Withdrawal amount / Contract Value prior to withdrawal
$4,900 / $35,000 = 0.14 or 14%
Stepped Up Death Benefit x 14%
44

$65,000 x 14% = $9,100
$65,000 - $9,100 = $55,900
The Stepped Up Death Benefit following the withdrawal is $55,900.
Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal to Pay Advisory Fees. Assume:
(i)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Stepped Up Death Benefit prior to the advisory fee withdrawal is $125,000.
The Owner makes a $1,000 withdrawal to pay advisory fees. The Stepped Up Death Benefit is reduced as follows:
Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x [1 - .01] = $123,750
The $1,000 withdrawal causes the Stepped Up Death Benefit to decrease by $1,250.
Extra Credit — For an additional charge, as reflected in the Fee Table, this rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.
This rider is available only if the age of the Owner on the Contract Date is age 80 or younger at issue. If you elect this rider, you may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $100,000.
The amount of the Credit Enhancement added to the Contract Value would be $4,000 ($100,000 x 4%). Thus, the Contract Value at issue would be $104,000.
Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $52,000, the amount of the $50,000 Purchase Payment plus $2,000 ($50,000 x 4%).
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.
The amount of the withdrawal, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, less the free withdrawal amount, by
2.
The Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus
45

Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, if you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.
Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $175,000.
The amount of the Credit Enhancement added to the Contract Value would be $7,000 ($175,000 x 4%). Thus, the Contract Value at issue would be $182,000.
An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $7,000 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$7,000
2	$1,000	$6,000
3	$2,000	$5,000
4	$3,000	$4,000
5	$4,000	$3,000
6	$5,000	$2,000
7	$6,000	$1,000
8	$7,000	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount – Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal – Unvested Credit Enhancement)
($20,000 - $10,000)	x	$5,000	=	$526.32
($100,000 - $5,000)
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less or if you make
46

additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit Rider.
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, on a non-discriminatory basis the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
Waiver of Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65, (2) your confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. This means that if the withdrawal amount exceeds the Purchase Payment(s) made during the 12 months preceding the withdrawal, 100% of any Credit Enhancements paid will be forfeited. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Example of the Waiver of Withdrawal Charge. Assume:
47

(i)
The Owner is diagnosed with a terminal illness after the Contract is issued.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iii)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $900 (($25,000 - $10,000) x 6%), and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge Rider, the $900 charge is waived, and the Owner receives the full $25,000.
Example of Credit Enhancement Recapture if the Extra Credit Rider is Purchased with the Waiver of Withdrawal Charge Rider. Assume:
(i)
The Owner purchased the 4% Extra Credit Rider and Waiver of Withdrawal Charge Rider at Contract issue.
(ii)
The initial Purchase Payment was $100,000
(iii)
The Owner was younger than age 65 when the Contract was purchased.
At the time the Contract is issued, $4,000 is applied as a Credit Enhancement. Assume that six months after Contract issue, the Owner requests a withdrawal of $5,000. The Credit Enhancement is recaptured from this withdrawal as follows:
Withdrawal Amount	x	Credit Enhancements Applied in Last 12 Months
Total Purchase Payments Made in Last 12 Months
$5,000	x	$4,000	=	$200
$100,000
Alternate Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above these riders make available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%
If you purchase one of these riders, the withdrawal charge schedule above will apply in lieu of the seven year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. The amount of the Credit Enhancement forfeiture is calculated in accordance with the Extra Credit Rider. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) is appropriate based on your circumstances. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the date of a Purchase Payment, this rider is not appropriate for you. See “Extra Credit.”
Fees for these riders will continue to apply even after the withdrawal charges under the seven-year withdrawal charge schedule are no longer applicable. Fees for these riders are imposed until the Annuity Start Date if Annuity Options 1 through 4, 7, or 8 are chosen and for the life of the Contract if Annuity Options 5 or 6 are chosen.
The 4-Year Alternate Withdrawal Charge Rider provides a potential benefit only if a withdrawal is taken in the five to seven years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the seven-year schedule. The Company expects to make a profit from the charge for these riders.
Example of the 0-Year Alternate Withdrawal Charge. Assume:
48

(i)
The Owner purchased the Contract with the 0-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 2.
(iii)
The free withdrawal amount for Contract Year 2 is $10,000.
Without the 0-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $1,050, calculated as follows: ($25,000 - $10,000) x 7% Withdrawal Charge, and the Owner would receive $23,950 ($25,000 - $1,050). With the 0-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Example of the 4-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 4-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 5.
(iii)
The free withdrawal amount for Contract Year 5 is $10,000.
Without the 4-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $600, calculated as follows: ($25,000 - $10,000) x 4% Withdrawal Charge, and the Owner would receive $24,400 ($25,000 - $600). With the 4-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Annuity Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable, and a withdrawal charge for Annuity Options 5, 6 and 7.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Annuity Option 7, the annuity rate is determined without reference to the age or sex of the Annuitant and is based upon the assumed interest rate. In the case of Annuity Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20
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years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals or withdrawals to pay investment advisory fees), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Annuity Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6%
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Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.
Option 5 — Payments for a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
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Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Annuity Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Annuity Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular Qualified Plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code. If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under a Qualified Plan, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.
The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account
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have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Information regarding the features of each currently offered Fixed option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may, in its discretion, pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any), in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
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DCA Plus Account — The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company’s Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. On the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.
The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniversary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.
You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, or the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes, if any, and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection
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with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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During which the NYSE is closed other than customary weekend and holiday closings,
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During which trading on the NYSE is restricted as determined by the SEC,
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During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
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For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions
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from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
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Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Generally, a Qualified Plan under Code sections 401(a), 403(b) or 457 may not permit the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with one of these Qualified Plans, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
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Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable contract owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed as ordinary income.
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For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges. Amounts distributed as loans are generally not taxable, as loans are only permitted for Contracts issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code. Such loan amounts become taxable in the event of default. See “Loans.”
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If
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the sole designated beneficiary is the spouse of the deceased owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Owner should contact a competent tax adviser with respect to the potential effects of such a transaction.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of
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the Contract. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches their “applicable age” as defined in the Code or retires (“required beginning date”). If the employee attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If employee attains age 74 after 2032, their applicable age is 75. Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached their applicable age (defined above). Please note that for employees who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Employees and Beneficiaries should consult a tax adviser if they may be affected by these changes.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship. Additional restrictions may be imposed by a particular 403(b) Plan or program.
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Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
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In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches their applicable age (as defined above)—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
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Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
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The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
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Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121489.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
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Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract, including any material state variations. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Alison Pollock, Esq., Assistant General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2025, 2024, and 2023, the commission amounts paid to SDL in connection with all Contracts sold through the Separate Account were $534,142, $630,280, and $813,931, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of the commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract. The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
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Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays compensation as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 6.5% annually of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, in compliance with applicable regulatory requirements.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2025 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Planning Corporation; GWN Securities, Inc.; Innovation Partners, LLC; Johnstone Brokerage Services LLC; The Leaders Group, Inc.; Lincoln Investment Planning, LLC; LPL Financial, LLC; OFG Financial Services, Inc.; Osaic Wealth, Inc.; and PlanMember Securities Corporation.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
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Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121489.
Financial Statements — You can find financial statements for Security Benefit Life Insurance Company and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121489. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
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APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121489. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Cap Growth	ClearBridge Variable Growth – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.13%	13.10%	4.98%	7.20%
Small Cap Growth	ClearBridge Variable Small Cap Growth – Class I Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	7.65%	8.86%	9.81%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	7.48%	-0.21%	3.13%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Intermediate Core-Plus Bond	Invesco V.I. Core Plus Bond – Series II Adviser: Invesco Advisers, Inc.	0.99%	6.96%	-0.36%	2.73%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.63%	3.76%	2.85%	1.77%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	6.95%	-0.22%	1.34%
Specialty-Sector	Invesco V.I. Health Care – Series I Adviser: Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	8.83%	8.72%	8.96%
Large Cap Growth	LVIP American Century Ultra – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.92%	12.67%	11.52%	17.00%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	15.85%	11.47%	10.07%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	21.75%	5.25%	7.27%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	10.91%	6.16%	7.36%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	14.76%	7.38%	9.22%
A-2

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	32.90%	4.32%	7.21%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	2.17%	4.48%	10.63%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.12%	13.43%	12.54%	12.66%
Specialty	PIMCO VIT All Asset – Administrative Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.22%	14.20%	5.60%	6.77%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Adminis- trative Class Adviser: Pacific Investment Management Company LLC	3.38%	18.79%	10.55%	6.54%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%
International Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.09%	3.95%	1.03%	2.88%
Short Term Bond	PIMCO VIT Low Duration – Administrative Class Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Small Cap Blend	Royce Micro-Cap – Investment Class Adviser: Royce & Associates, LP	1.22%	13.89%	9.17%	10.14%
A-3

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Fixed Option — The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Options, as noted below.
See “The Fixed Account” in the prospectus for a description of the Fixed Investment Options’ features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%
DCA Plus Account	6-months or 12-months	1%
Optional Rider Investment Restrictions

Rider	Investment Restrictions	Investment Allocation Impact on Crediting Rate
Extra Credit at 4%	Fixed Account not available as an investment option.	N/A
0-Year or 4-Year Alternate Withdrawal Charge	Fixed Account not available as an investment option.	N/A
Guaranteed Minimum Income Benefit at 5%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account. All other investments will be credited at 5%.

6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly the Dollar for Dollar Living Benefit)	N/A
The Company will credit a maximum rate of 3% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the PIMCO Low Duration Subaccount, the Fixed
Account and the Loan Account. All other investments will be
credited at 6%.

Guaranteed Growth Death Benefit	N/A
If you elected this benefit at 5%, 6% or 7%, the Company will credit a maximum rate of 4% for amounts allocated to the
Invesco V.I. Government Money Market Subaccount, the Fixed
Account and Loan Account. All other investments will be
credited at the rate you selected.

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit)	N/A
The Company will credit a maximum rate of 3% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the PIMCO Low Duration Subaccount, the Fixed
Account and the Loan Account. All other investments will be
credited at 6%.

Extra Credit at 3% or 5%	Fixed Account not available as an investment option.	N/A
A-4

APPENDIX B
Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — (This rider was available for purchase ONLY prior to
February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market, the Fixed Account and the Loan Account; however you will still pay the Rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract anniversary following the 10th Contract anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was 79 or younger.
Example 1. How the Guaranteed Minimum Income Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
After the $50,000 Purchase Payment, the Minimum Income Benefit is $152,586 ($102,586 + $50,000).
Example 2. How the Guaranteed Minimum Income Benefit Decreases as a Result of Withdrawals.
Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Minimum Income Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Minimum Income Benefit decreases as follows:
Minimum Income Benefit prior to withdrawal x (1 - (Withdrawal amount / Contract Value prior to Withdrawal))
$160,472.50 x (1 - ($15,000 / $150,000))
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
B-1

After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), and the Minimum Income Benefit is $144,425.25.
Example 3. How the Minimum Income Benefit is used at Annuitization.
Continuing from Example 2, the Owner decides to annuitize the Contract 20 days after the 10th Contract anniversary. Approximately 3,104 days have elapsed since the last withdrawal of $15,000. The Owner has taken no other withdrawals and added no additional Purchase Payments to the Contract. The Owner chooses Annuity Option 2 and monthly annuity payments. At the time of annuitization, the year is 2020, and the Owner, a male, is age 72. The guaranteed rate per thousand for the 5% Guaranteed Minimum Income Benefit assuming life with 10 year period certain for a male aged 72 in 2020 is $5.65. As a result of accrued interest, the Minimum Income Benefit at the time of annuitization is $218,695.20 ($144,425.25 x (1.05(3104/365))). The guaranteed monthly annuity payment is calculated as follows:
(Minimum Income Benefit at Annuitization / $1,000) x Applicable guaranteed rate per thousand
($218,695.20 / $1,000) x $5.65
$218.70 x $5.65 = $1,235.63
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Minimum Income Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. Assume no Credit Enhancements or Bonus Credits are applicable. At the time the Contract is issued, the initial Guaranteed Minimum Income Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Minimum Income Benefit would have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Minimum Income Benefit is calculated as follows:
Guaranteed Minimum Income Benefit prior to withdrawal	x (1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal))

$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
After the advisory fee withdrawal, the Contract Value is $99,000 ($100,000 - $1000) and the Guaranteed Minimum Income Benefit is $101,560.14.
6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living
Benefit) — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment “floor.”
The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.
B-2

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Income Benefit. If you purchased this rider when you purchased the Contract, the Annual Limit initially was equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchased this rider on a Contract anniversary, the Annual Limit initially was equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.
The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.
In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract anniversary following the oldest Annuitant’s 80th birthday.
In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.
Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under “Annuity Options.” The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.
The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniversary of the rider purchase date and shall not be available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):
Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15
The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15 year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under “Annuity Options”).
B-3

The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.
If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.
This rider was available only if the age of the Annuitant at the time the rider was issued was 79 or younger.
Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a Qualified Contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit.
Example 1. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the 6% Dollar for Dollar Guaranteed Minimum Income Benefit.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market, the PIMCO Low Duration Subaccount, or the Fixed Account.
(iv)
The Owner does not purchase a Credit Enhancement rider.
(v)
No Bonus Credits are applicable.
(vi)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000, and the Annual Limit is $6,000 ($100,000 x 6%). 99 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 99 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit has increased to $101,593, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .06)(99/365)
$100,000 x 1.06(99/365) = $101,593
The increase in the Annual Limit is calculated as follows:
Annual Limit prior to Purchase Payment + (Purchase Payment x 6%)
$6,000 + ($50,000 x 6%)
$6,000 + $3,000 = $9,000
After the $50,000 Purchase Payment, the Minimum Income Benefit is $151,593 ($101,593 + $50,000), and the Annual Limit is $9,000.
Example 2. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Decreases as a Result of a Withdrawal.
Continuing from Example 1, the Owner takes a withdrawal of $19,000 a little over a year (376 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $159,000 and the Minimum Income Benefit prior to the withdrawal is $160,971 ($151,593 x 1.06(376/365)). After the withdrawal, the Minimum Income Benefit decreases as follows:
(Minimum Income Benefit prior to withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	x [1 -	(Amount of withdrawal in excess of the Annual Limit	/	(Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	)]

B-4

($160,971 - $9,000) x [1 - ($10,000 / ($159,000 - $9,000)]
$151,971 x [1 - ($10,000 / $150,000)] = $141,839.60
The decrease in the Annual Limit is calculated as follows:
Annual Limit prior to withdrawal	x [1 -	(Amount of withdrawal in excess of the Annual Limit	/	(Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	)]

$9,000 x [1 - ($10,000 / ($159,000 - $9,000)]
$9,000 x [1 - ($10,000 / $150,000)] = $8,400
After the $19,000 withdrawal, the Contract Value is $140,000 ($159,000 - $19,000), the Minimum Income Benefit is $141,839.60, and the Annual Limit is $8,400.
Example 3. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit is used at Annuitization.
Continuing from Example 2, the Owner decides to annuitize the Contract 20 days after the 10th Contract anniversary. Approximately 3,197 days have elapsed since the last withdrawal of $19,000. The Owner has taken no other withdrawals and added no additional Purchase Payments to the Contract. The Owner chooses Annuity Option 2 and monthly annuity payments. At the time of annuitization, the year is 2020, and the Owner, a male, is age 72. The guaranteed rate per thousand for the 6% Guaranteed Minimum Income Benefit assuming life with 10 year period certain for a male aged 72 in 2020 is $5.39. As a result of accrued interest, the Minimum Income Benefit at the time of annuitization is $236,292.07 ($141,839.60 x (1.06(3197/365))). The guaranteed monthly annuity payment is calculated as follows:
(Minimum Income Benefit at Annuitization / $1,000) x Applicable guaranteed rate per thousand
($236,292.07 / $1,000) x $5.39
$236.29 x $5.39 = $1,273.61
Example 4. How Advisory Fee Withdrawals Reduce the 6% Dollar for Dollar Guaranteed Minimum Income Benefit. Assume:
(i)
The Owner purchases the Contract with the 6% Dollar for Dollar Guaranteed Minimum Income Benefit.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market, the PIMCO Low Duration Subaccount, or the Fixed Account.
(iv)
The Owner does not purchase a Credit Enhancement rider.
(v)
No Bonus Credits are applicable.
(vi)
There are no outstanding loans on the Contract.
99 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. At the time the Contract is issued, the initial Guaranteed Minimum Income Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Minimum Income Benefit would have grown to $101,593 ($100,000 x 1.06(99/365)). Assume there have been no other fees or withdrawals taken during the Contract Year. Thus, the $1,000 advisory fee is less than the remaining Annual Limit of $6,000. As a result of the advisory fee withdrawal, the Guaranteed Minimum Income Benefit is reduced dollar for dollar as follows:
Guaranteed Minimum Income Benefit Prior to Withdrawal - Advisory Fee Withdrawal =
$101,593 - $1,000 = $100,593
The remaining Annual Limit is also reduced dollar for dollar by the amount of the advisory fee withdrawal. Thus, after the advisory fee withdrawal, the remaining Annual Limit is $5,000 ($6,000 - $1,000) and the Guaranteed Minimum Income Benefit is $100,593.
B-5

Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and Loan Account; however, you will still pay the Rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Guaranteed Growth Death Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no applicable Bonus Credits.
(vi)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Guaranteed Growth Death Benefit is $100,000, and the Guaranteed Growth Death Benefit cap is 200% of Purchase Payments or $200,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
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Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$102,586 + $50,000 = $152,586
The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($50,000 x 200%)
$200,000 + $100,000 = $300,000
Following the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit is $152,586, and the Guaranteed Growth Death Benefit cap is $300.000.
Example 2. How the Guaranteed Growth Death Benefit Decreases as a Result of a Withdrawal.
Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Guaranteed Growth Death Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Guaranteed Growth Death Benefit decreases as follows:
Guaranteed Growth Death Benefit Prior to Withdrawal	x (1 -	(Withdrawal Amount	/	Contract Value Prior to Withdrawal))

$160,472.50 x (1 - ($15,000 / $150,000))
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($150,000 - $15,000) x 200%
$135,000 x 200% = $270,000
After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), the Guaranteed Growth Death Benefit is $144,425.25, and the Guaranteed Growth Death Benefit cap is $270,000.
Example 3. How the Guaranteed Growth Death Benefit applies at Death.
Continuing from Example 2, 439 days after the $15,000 withdrawal, the Company receives due proof of death. At the time of death, the Contract Value is $150,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments, less any withdrawals and withdrawal charges (in this case, $135,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $150,000); or (3) the Guaranteed Growth Death Benefit (in this case, $153,154 ($144,425.25 x 1.05(439/365)). Thus, $153,154 is the amount that would be paid.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no applicable Bonus Credits.
(vi)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. At the time the Contract is issued, the initial Guaranteed Growth Death Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Growth Death Benefit would
B-7

have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee withdrawal	x (1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal))

$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
At the time of Contract issue, the Guaranteed Growth Death Benefit cap is equal to 200% of Purchase Payments or $200,000. After the advisory fee withdrawal, the cap decreases to $198,000 ($200,000 - ($1,000 x 200%)).
Combined Annual Stepped Up and Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
At the time of Contract issue, the Annual Stepped Up Death Benefit is $100,000 (the Purchase Payment), the Guaranteed Growth Death Benefit at 5% is $100,000 (the Purchase Payment), and the Guaranteed Growth Death Benefit cap is 200% or $200,000.
Due to positive market performance, the Contract Value on the first Contract anniversary is $125,000. The Annual Stepped Up Death Benefit increases to $125,000, the Guaranteed Growth Death Benefit increases to $105,000 ($100,000 x (1.05(365/365))), and the GGDB cap remains unchanged at $200,000.
Due to negative market performance, the Contract Value on the second Contract anniversary is $98,000. The Annual Stepped Up Death Benefit remains unchanged at $125,000, the Guaranteed Growth Death Benefit increases to $110,250 ($105,000 x (1.05(365/365))), and the cap remains unchanged at $200,000.
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212 days into the third Contract Year, the Owner dies. At the time of death, the Contract Value is $102,000, and the Guaranteed Growth Death Benefit is $113,419 ($110,250 x (1.05(212/365))). The death benefit is the greatest of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this example, $102,000), (3) the Annual Stepped Up Death Benefit (in this example, $125,000), or (4) the Guaranteed Growth Death Benefit at 5% (in this example, $113,419).
Thus, the death benefit payable is $125,000.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Annual Stepped Up and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000, the Guaranteed Growth Death Benefit is $113,419, the Guaranteed Growth Death Benefit cap is $200,000, and the Annual Stepped Up Death Benefit is $125,000.
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$113,419 x [1 - (1 - ($1,000 / $100,000)]
$113,419 x (1 - .01) = $112,284.81
The Guaranteed Growth Death Benefit cap is calculated as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $1,000) = $198,000
The Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x (1 - .01) = $123,750
Enhanced Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) —
This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding
B-9

payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
●
“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.
●
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Enhanced Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
During the fifth Contract Year, the Owner takes a withdrawal of $10,000. The Contract Value at the time of the withdrawal is $160,000. The adjusted Purchase Payments after the withdrawal are calculated as follows:
Previous Adjusted Purchase Payments x (1 - Withdrawal / Contract Value prior to withdrawal)
$100,000 x (1 - $10,000 / $160,000)
$100,000 x (1 - .0625)
$100,000 x .9375 = $93,750
During the sixth Contract Year, the Owner dies. At the time of death, the Contract Value is $175,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($175,000 - $93,750)
50% x $81,250 = $40,625
50% of adjusted Purchase Payments = 50% x 93,750 = $46,875
Thus, the Enhanced Death Benefit is $40,625.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $90,000 ($100,000 - $10,000)), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $215,625 ($175,000 + $40,625)). Thus, the death benefit payable is $215,625.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
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A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
Assume time elapses since the advisory fee withdrawal is taken, and the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($130,000 - $99,200)
$15,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Annual Stepped Up Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Annual Stepped Up Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
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(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)). Thus, the death benefit payable is $110,500.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Annual Stepped Up Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

B-12

$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Later in the fourth Contract Year, the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($130,000 - $99,200)
$15,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $120,552 ($105,152 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Guaranteed Growth Death Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
B-13

During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
B-14

Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $126,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($126,000 - $99,200)
$13,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $13,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $139,400 ($126,000 + $13,400)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $135,862.46 ($122,462.46 + $13,400)). Thus, the death benefit payable is $135,862.46.
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit — (This
rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above in the Prospectus under “Optional Riders”), plus the Enhanced Death Benefit (as described above); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Works. Assume:
B-15

(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
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A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal	x	[1 - (	Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal	)]

$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $120,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain	= 50% x	(Contract Value as of Valuation Date of due proof of death	-	Adjusted Purchase Payments)

50% x ($120,000 - $99,200)
$10,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $10,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Prior Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $130,400 ($120,000 + $10,400)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $115,552 ($105,152 + $13,400)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $132,862.46 ($122,462.46 + $10,400)). Thus, the death benefit payable is $132,862.46
B-17

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death
Benefit (formerly the Dollar for Dollar Combination Benefit) — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”) as described under “6% Dollar for Dollar Guaranteed Minimum Income Benefit.” For a discussion of the Minimum Income Benefit, see “6% Dollar for Dollar Guaranteed Minimum Income Benefit.”
In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Minimum Death Benefit, as described below.
The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit “floor.”
The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.
The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.
The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.
In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract anniversary following the oldest Owner’s 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum
B-18

of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.
In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.
The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.
This rider was available only if the age of each Owner on the Contract Date was 79 or younger and the age of each Annuitant on the Contract Date was 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Increase with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market, the PIMCO Low Duration Subaccount, or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
No Bonus Credits are applicable.
(vi)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000, the Annual Limit is $6,000 ($100,000 x 6%), the Minimum Death Benefit is $100,000, and the Minimum Death Benefit Cap is $200,000 ($100,000 x 200%). 99 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 99 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit and Minimum Death Benefit have both increased to $101,593, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .06)(99/365)
$100,000 x 1.06(99/365) = $101,593
The increase in the Annual Limit is calculated as follows:
Annual Limit prior to Purchase Payment + (Purchase Payment x 6%)
$6,000 + ($50,000 x 6%)
$6,000 + $3,000 = $9,000
After the $50,000 Purchase Payment, the Minimum Income Benefit and the Minimum Death Benefit are both $151,593 ($101,593 + $50,000), the Annual Limit is $9,000, and the Minimum Death Benefit Cap increases to $300,000 ($200,000 + ($50,000 x 200%)).
Example 2. How the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Decrease as a Result of a Withdrawal.
Continuing from Example 1, the Owner takes a withdrawal of $19,000 a little over a year (376 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $159,000. The Minimum Income
B-19

Benefit and the Minimum Death Benefit prior to the withdrawal are both $160,971 ($151,593 x 1.06(376/365)). After the withdrawal, the Minimum Income Benefit and Minimum Death Benefit decrease as follows:
(Minimum Income Benefit prior to withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	x (1 -	(Amount of withdrawal in excess of the Annual Limit	/	Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit))

($160,971 - $9,000) x (1 - ($19,000 - $9,000) / ($159,000 - $9,000))
$151,971 x (1 - ($10,000 / $150,000)) = $141,839.60
(Minimum Income Benefit prior to withdrawal	-	Amount of withdrawal not in excess of the Annual Limit)	x (1 -	(Amount of withdrawal in excess of the Annual Limit	/	Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit))

($160,971 - $9,000) x (1 - ($19,000 - $9,000) / ($159,000 - $9,000))
$151,971 x (1 - ($10,000 / $150,000)) = $141,839.60
The decrease in the Annual Limit is calculated as follows:
Annual Limit prior to withdrawal	x (1 -	(Amount of withdrawal in excess of the Annual Limit	/	Contract Value Prior to Withdrawal	-	Amount of withdrawal not in excess of the Annual Limit))

$9,000 x (1 - ($19,000 - $9,000) / ($159,000 - $9,000))
$9,000 x (1 - ($10,000 / $150,000)) = $8,400
After the $19,000 withdrawal, the Contract Value is $140,000 ($159,000 - $19,000), the Minimum Income Benefit and the Minimum Death Benefit are both $141,839.60, the Annual Limit is $8,400, and the Minimum Death Benefit Cap is $281,000 ($300,000 - $19,000).
Example 3. Death Benefit and Annuitization under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit.
Continuing from Example 2, approximately 12 years (4,380 days) have elapsed since the $19,000 withdrawal. No additional withdrawals have been taken, and no additional Purchase Payments have been added to the Contract. The Minimum Income Benefit and Minimum Death Benefit are both $285,409.14 ($141,839.60 x (1.06(4380/365))), and the Minimum Death Benefit Cap is $281,000.
If the Owner chooses to annuitize under the Guaranteed Minimum Income Benefit, $285,409.14 would be used to determine the guaranteed annuity payment.
If the Owner dies, the death benefit payable would be $281,000 (the Minimum Death Benefit Cap).
Example 4. How Advisory Fee Withdrawals Reduce the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Decrease as a Result of a Withdrawal. Assume:
(i)
The Owner purchases the Contract with the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market, the PIMCO Low Duration Subaccount, or the Fixed Account.
(iv)
The Owner does not purchase a Credit Enhancement rider.
(v)
No Bonus Credits are applicable.
(vi)
There are no outstanding loans on the Contract.
B-20

At the time the Contract is issued, the Minimum Income Benefit is $100,000, the Annual Limit is $6,000 ($100,000 x 6%), the Minimum Death Benefit is $100,000, and the Minimum Death Benefit Cap is $200,000 ($100,000 x 200%). Ninety-nine days after Contract issue, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Minimum Income Benefit is $101,593 ($100,000 x 1.06(99/365)), the Minimum Death Benefit is $101,593 ($100,000 x 1.06(99/365)), the Minimum Death Benefit Cap is $200,000, and the Annual Limit is $6,000.
Because the advisory fee of $1,000 is less than the Annual Limit of $6,000, the withdrawal reduces the Minimum Income Benefit dollar for dollar as follows:
Minimum Income Benefit Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$101,593 - $1,000 = $100,593
Because the advisory fee of $1,000 is less than the Annual Limit of $6,000, the withdrawal reduces the Minimum Death Benefit dollar for dollar as follows:
Minimum Death Benefit Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$101,593 - $1,000 = $100,593
The Guaranteed Minimum Death Benefit Cap is reduced as follows:
Minimum Death Benefit Cap Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$200,000 - $1,000 = $199,000
The Annual Limit is reduced as follows:
Annual Limit Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$6,000 - $1,000 = $5,000
Guaranteed Minimum Withdrawal Benefit — (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*
A percentage of the initial Purchase Payment including any
Credit Enhancement and/or Bonus Credit (or Contract Value
on the purchase date of the rider if the rider was purchased on a Contract anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
Example 1. Annual Withdrawal Amount Continues when the Contract Value Reaches Zero. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
B-21

(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
(iv)
The assumed rate of return is -1.00%.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. If the Owner takes no other withdrawals in Contract Year 1 besides the Annual Withdrawal Amount, at the beginning of Contract Year 2, the Contract Value is $94,050 and the Remaining Benefit Amount is $125,000. If the Owner continues taking only the Annual Withdrawal Amount each Contract Year, at the end of Contract Year 19, the Contract Value is $0, but the Remaining Benefit Amount is $35,000. The Owner can continue taking the Annual Withdrawal Amount for seven additional Contract Years until the Remaining Benefit Amount is $0.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
Example 2. Effect of an Excess Withdrawal and Recalculation of the Remaining Benefit Amount and the Annual Withdrawal Amount. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. Due to negative market performance, in Contract Year 1 the Contract Value is reduced to $85,000 and the Owner decides to withdraw $15,000. This reduces the Contract Value to $70,000 ($85,000 - $15,000). Because the $15,000 withdrawal exceeds the Annual Withdrawal Amount, the Remaining Benefit Amount and future Annual Withdrawal Amount will be reduced. The excess withdrawal is equal to $10,000 ($15,000 - $5,000), the amount of the withdrawal in excess of the Annual Withdrawal Amount.
The percentage reduction in the Remaining Benefit Amount and the future Annual Withdrawal Amount is calculated as follows:
Excess Withdrawal Amount / (Contract Value Prior to Withdrawal - Annual Withdrawal Amount):
$10,000 / ($85,000 - $5,000)
$10,000 / $80,000 = 12.50%
The adjusted Remaining Benefit Amount is calculated as follows:
(Remaining Benefit Amount - Annual Withdrawal Amount) x (1 - Calculated Reduction)
B-22

$130,000 - $5,000 = $125,000
$125,000 x (1 - 12.50%) = $109,375
The future Annual Withdrawal Amount is calculated as follows:
Annual Withdrawal Amount x (1 - Calculated Reduction)
$5,000 x (1 - 12.50%) = $4,375
After the reduction, the Remaining Benefit Amount is $109,375 and the future Annual Withdrawal Amount is $4,375.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
Example 3. Remaining Benefit Amount Reset. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
At the beginning of Contract Year 1, the Contract Value is $100,000, the Remaining Benefit Amount is $130,000, and the Annual Withdrawal Amount is $5,000. On the sixth Contract anniversary, the Owner elects to reset the Remaining Benefit Amount. The Owner has taken no other withdrawals besides the Annual Withdrawal Amount for the last six Contract Years. On the sixth Contract anniversary, due to positive market performance, the Contract Value is $120,000, and the Remaining Benefit Amount is $100,000 ($130,000 – ($5,000 x 6)). Upon the reset, the Remaining Benefit Amount will increase to $120,000, and the Annual Withdrawal Amount will increase from $5,000 to $6,000 ($120,000 x 5%). After the reset, the Contract will not be eligible for another reset until after the 11th Contract anniversary.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Minimum Withdrawal Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Withdrawal Benefit.
(ii)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(iii)
The Owner elects 5% as the Annual Withdrawal Amount, with 130% as the corresponding Benefit Amount.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. Because the advisory fee of $1,000 is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Withdrawal Benefit dollar for dollar as follows:
Guaranteed Minimum Withdrawal Benefit Prior to Advisory Fee Withdrawal	-	Advisory Fee Withdrawal

$130,000 - $1,000 = $129,000
After the withdrawal, the remaining Annual Withdrawal Amount is reduced as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$5,000 - $1,000 = $4,000
B-23

If the advisory fee withdrawal is $6,000 (and therefore greater than the Annual Withdrawal Amount), the Guaranteed Minimum Withdrawal Benefit is reduced proportionately as follows:
(Guaranteed Minimum Withdrawal Benefit Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($130,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$125,000 x [1 - ($1,000 / $95,000)] = $123,684.21
The withdrawal reduces the Guaranteed Minimum Withdrawal Benefit by more than the amount of the withdrawal. After the withdrawal, the remaining Annual Withdrawal Amount is $0. The advisory fee withdrawal will proportionately reduce the Annual Withdrawal Amount available in future Contract Years. The Annual Withdrawal Amount for the next Contract Year is calculated as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal	-	[1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

$5,000 x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$5,000 x ($1,000 / $95,000) = $4,947.37
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was 85 or younger.
If you have a Qualified Contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection — (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Minimum Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.
B-24

This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.
Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.
Example 1. How an Additional Purchase Payment Affects the Total Protection Rider. Assume:
(i)
The Owner purchases the Contract with the Total Protection Rider.
(ii)
The initial Purchase Payment is $100,000.
At Contract issue, the Guaranteed Growth Death Benefit is $100,000, the Guaranteed Growth Death Benefit cap is $200,000 ($100,000 x 200%), the Remaining Benefit Amount is $100,000 ($100,000 x 100%), the Annual Withdrawal Amount is $5,000 ($100,000 x 5%), and the Guaranteed Minimum Accumulation Benefit is $105,000 ($100,000 x 105%).
B-25

The Owner adds a Purchase Payment of $10,000 to the Contract in the first Contract Year (42 days after Contract issue). As a result of interest accrued over the 42 days since the initial Purchase Payment, immediately prior to the $10,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $100,563, calculated as follows:
Initial Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(42/365)
$100,000 x 1.05(42/365) = $100,563
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$100,563 + $10,000 = $110,563
The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($10,000 x 200%)
$200,000 + $20,000 = $220,000
The Remaining Benefit Amount increases as a result of the Purchase Payment:
Remaining Benefit Amount prior to Purchase Payment + (Additional Purchase Payment x 100%)
$100,000 + ($10,000 x 100%)
$100,000 + $10,000 = $110,000
The Annual Withdrawal Amount increases as a result of the Purchase Payment:
Prior Annual Withdrawal Amount + (Purchase Payment x 5%)
$5,000 + ($10,000 x 5%)
$5,000 + $500 = $5,500
The Guaranteed Minimum Accumulation Benefit increases as a result of the Purchase Payment:
Guaranteed Minimum Accumulation Benefit prior to Purchase Payment + (Purchase Payment x 105%)
$105,000 + ($10,000 x 105%)
$105,000 + $10,500 = $115,500
Example 2. How a Withdrawal Affects the Total Protection Rider.
Continuing from Example 1, the Owner withdraws $10,500 from the Contract in the fourth Contract Year (1,450 days after the additional Purchase Payment). The Contract Value prior to withdrawal is $130,500.
As a result of interest accrued over the 1,450 days since the additional Purchase Payment, immediately prior to the $10,500 withdrawal, the Guaranteed Growth Death Benefit has increased to $134,210.50, calculated as follows:
Guaranteed Growth Death Benefit x (1 + Effective Annual Interest Rate)Time Elapsed Since Additional Purchase Payment
$110,563 x (1 + .05)(1450/365)
$110,563 x 1.05(1450/365) = $134,210.50
B-26

The Guaranteed Growth Death Benefit decreases as a result of the withdrawal:
(Guaranteed Growth Death Benefit prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($134,210.50 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$128,710.50 x (1 - ($5,000 / $125,000))
$128,710.50 x (1 - .04)
$128,710.50 x .96 = $123,562.08
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($100,000 + $10,000 - $10,500) x 200%
$99,500 x 200% = $199,000
The Remaining Benefit Amount decreases as a result of the withdrawal:
(Remaining Benefit Amount prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($110,000 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$104,500 x (1 - ($5,000 / $125,000))
$104,500 x (1 - .04)
$104,500 x .96 = $100,320
The Annual Withdrawal Amount decreases as a result of the withdrawal:
Prior Annual Withdrawal Amount	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

$5,500 x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$5,500 x (1 - ($5,000 / $125,000))
$5,500 x (1 - .04)
$5,500 x .96 = $5,280
The Guaranteed Minimum Accumulation Benefit decreases as a result of the withdrawal:
(Guaranteed Minimum Accumulation Benefit prior to withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Amount of withdrawal in excess of the Annual Withdrawal Amount	/	(Contract Value	-	Annual Withdrawal Amount)))

($115,500 - $5,500) x (1 - ($10,500 - $5,500) / ($130,500 - $5,500))
$110,000 x (1 - ($5,000 / $125,000))
$110,000 x (1 - .04)
$110,000 x 0.96 = $105,600
After the withdrawal, the Guaranteed Growth Death Benefit is $123,562.08, the Guaranteed Growth Death Benefit cap is $199,000, the Remaining Benefit Amount is $100,320, the Annual Withdrawal Amount is $5,280, and the Guaranteed Minimum Accumulation Benefit is $105,600.
Example 3. Total Protection Rider at the end of 10 Years.
B-27

Continuing from Example 2, assume the Owner does not reset the Guaranteed Minimum Accumulation Benefit term for the first 10 Contract Years. At the end of 10 Contract Years, the Owner’s Contract Value is $104,000, and the Guaranteed Minimum Accumulation Benefit is $105,600. Because the Guaranteed Minimum Accumulation Benefit exceeds the Contract Value, the difference of $1,600 will be added to the Owner’s Contract Value. Once this additional amount has been added to the Owner’s Contract Value, the Guaranteed Minimum Accumulation Benefit terminates.
Example 4. How Advisory Fee Withdrawals Reduce the Total Protection Rider. Assume:
(i)
The Owner purchases the Contract with the Total Protection Rider.
(ii)
The initial Purchase Payment is $100,000.
At Contract issue, the Guaranteed Growth Death Benefit is $100,000, the Guaranteed Growth Death Benefit cap is $200,000 ($100,000 x 200%), the Remaining Benefit Amount is $100,000 ($100,000 x 100%), the Annual Withdrawal Amount is $5,000 ($100,000 x 5%), and the Guaranteed Minimum Accumulation Benefit is $105,000 ($100,000 x 105%).
A $1,000 advisory fee is withdrawn from the Contract. Immediately prior to the withdrawal, the Guaranteed Growth Death Benefit has increased to $110,563, the Guaranteed Growth Death Benefit cap is $200,000, the Remaining Benefit Amount is $100,000, the Annual Withdrawal Amount is $5,000, and the Guaranteed Minimum Accumulation Benefit is $105,000.
Because the advisory fee of $1,000 is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Withdrawal Benefit dollar for dollar as follows:
Guaranteed Growth Death Benefit - Advisory Fee Withdrawal
$110,563 - $1,000 = $109,563
The Guaranteed Growth Death Benefit cap is reduced as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $1,000)
$200,000 - $2,000 = $198,000
The remaining Annual Withdrawal Amount is reduced as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal - Advisory Fee Withdrawal
$5,000 - $1,000 = $4,000
Because the advisory fee is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Remaining Benefit Amount dollar for dollar as follows:
Remaining Benefit Amount Prior to Advisory Fee Withdrawal – Advisory Fee Withdrawal
$100,000 - $1,000 = $99,000
Because the advisory fee is less than the Annual Withdrawal Amount of $5,000, the withdrawal reduces the Guaranteed Minimum Accumulation Benefit dollar for dollar as follows:
Guaranteed Minimum Accumulation Benefit Prior to Advisory Fee Withdrawal	-	Advisory Fee Withdrawal

$105,000 - $1,000 = $104,000
If the advisory fee withdrawal is $6,000 (and therefore greater than the Annual Withdrawal Amount), benefits under the Total Protection Rider are reduced proportionately.
B-28

The Guaranteed Growth Death Benefit is reduced as follows:
(Guaranteed Growth Death Benefit	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($110,563 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$105,563 x [1 - ($1,000 / $95,000)] = $104,451.81
The Guaranteed Growth Death Benefit Cap is reduced as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal	-	(200% x Advisory Fee Withdrawal)

$200,000 - (200% x $6,000)
$200,000 - $12,000 = $188,000
After the withdrawal, the remaining Annual Withdrawal Amount is $0. The advisory fee withdrawal will proportionately reduce the Annual Withdrawal Amount available in future Contract Years. The Annual Withdrawal Amount for the next Contract Year is calculated as follows:
Annual Withdrawal Amount Prior to Advisory Fee Withdrawal	x	[1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

$5,000 x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$5,000 x [1 - ($1,000 / $95,000)] = $4,947.37
The Remaining Benefit Amount is reduced as follows:
(Remaining Benefit Amount Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x (1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)))

($100,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$95,000 x [1 - ($1,000 / $95,000)] = $94,000
The Guaranteed Minimum Accumulation Benefit is reduced as follows:
(Guaranteed Minimum Accumulation Benefit Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	x [1 -	(Advisory Fee Withdrawal	-	Annual Withdrawal Amount)	/	(Contract Value Prior to Advisory Fee Withdrawal	-	Annual Withdrawal Amount)]

($105,000 - $5,000) x [1 - ($6,000 - $5,000) / ($100,000 - $5,000)]
$100,000 x [1 - ($1,000 / $95,000)] = $98,947.37
B-29

APPENDIX C
Automatic Bonus Credit Rider

During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.
The Bonus Credit, which was added to Contract Value, generally was equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit was equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applied the Bonus Credit to Contract Value at the time the Purchase Payment was effective, and any Bonus Credit was allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you received the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.
The Bonus Credit is subject to any applicable withdrawal charge. There was no charge for this rider.
C-1

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121489.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000227296

Prospectus
May 1, 2026

AEA VALUEBUILDER VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, LLC
27-03200-00 2026/05/01
AEA 320

AEA VALUEBUILDER VARIABLE ANNUITY
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the AEA Valuebuilder Variable Annuity—an Individual Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract was sold on an individual basis in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Code. The Contract may be available through third-party financial intermediaries who charge an advisory fee for their services. This fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee from your Contract Value, then this deduction will reduce death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax. The Contract is designed to give you flexibility in planning for retirement and other financial goals. The Contract is currently not sold to new investors.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called SBL Variable Annuity Account XIV (the “Separate Account”), or to the Fixed Account (if it is available under your Contract). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). More information about the Underlying Funds currently available under the Contract and the Fixed Account (if available) is available in Appendix A to this Prospectus (entitled “Investment Options Available Under the Contract”).
The Contract was made available under the AEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and a subsidiary of the Alabama Education Association (the “AEA”). Although the agreement has expired, the Company continues to be obligated to pay the AEA’s subsidiary an annual fee in exchange for receiving certain services in connection with the Contract.
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. Our obligations under the Contract are subject to our financial strength and claims-paying ability. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract Value. Neither the refund nor the Contract Value will include any Credit Enhancements, if applicable. You should
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by additional fees and charges. All or a portion of your Credit Enhancement may be recaptured upon cancellation of your Contract under the free look provision, surrender, withdrawal, or death.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2026
AEA 320
Protected by U.S. Patent No. 7,251,623 B1.
27-03200-00 2026/05/01

review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
2

3

4

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Annuity Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
5

Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Investment Options — The Subaccounts and the Fixed Account (if available).
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Annuity Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Overview of the Contract

Purpose of the Contract — The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. Because of the withdrawal charge and the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
6

Phases of the Contract — The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests. The Fixed Account option (if available under your Contract), which guarantees the principal and a minimum interest rate, may also be available for investment. If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account.
Additional information about the Underlying Funds available under the Contract  and the Fixed Account (if available) is provided in Appendix A: Investment Options Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract. However, under Annuity Options 5, 6 and 7 (and only if the Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 7), withdrawals (other than systematic withdrawals) are permitted after the Annuity Start Date. In general, optional benefits (e.g., the Annual Stepped Up Death Benefit) terminate upon annuitization if you elect one of Annuity Options 1 through 4, 7, or 8. If you elect Annuity Option 5 or 6, the optional benefit will continue after the Annuity Start Date if you purchase one of the Waiver of Withdrawal Charge Riders or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved), and the Company will continue to deduct optional benefit charges after the Annuity Start Date.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty, if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefit. For Contract Owners aged 80 or younger on the Contract issue date, the Contract includes a standard death benefit that will pay the higher of Contract Value or total Purchase Payments (adjusted for any outstanding Contract Debt, any pro rata account administration charge, prior withdrawals, including any withdrawal charges, and any uncollected premium tax) upon your or the Annuitant’s death. For Contract Owners aged 81 and older on the Contract issue date, the standard death benefit will be equal to the Contract Value only. If you elect to purchase an optional rider that provides an enhanced death benefit for an additional charge, you have the opportunity to leave your beneficiary a death benefit greater than the standard death benefit.
Loans. If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. A loan must be taken and repaid prior to the Annuity Commencement Date.
Extra Credit Rider. For an additional cost during the first seven Contract Years, the Company adds to your Contract Value an amount known as a Credit Enhancement, which is based on a percentage of any Purchase Payments made in the first Contract Year. In the past, we offered a version of this rider at no cost. All or a portion of your Credit Enhancement may be recaptured upon free look, surrender, withdrawal, or death.
7

0-Year or 4-Year Alternate Withdrawal Charge. For an additional cost, this rider makes available an alternative, shorter withdrawal charge schedule. The withdrawal charge varies depending on the Purchase Payment age and will apply in lieu of the Contract’s seven-year withdrawal charge schedule.
Advisory Fees. Deductions from your Contract Value to pay third-party advisory fees are treated as withdrawals under the Contract, but no surrender charge (if applicable) is assessed on such withdrawals, and the deduction of advisory fees will not count toward the annual free withdrawal amount. If you elect to pay advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Additional Services — We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts and the Fixed Account (if available) on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Important Information You Should Consider About the Contract

	FEES, EXPENSES AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you may be assessed a surrender charge of up to 7%
(as a percentage of the portion of the withdrawal amount consisting of
Purchase Payments), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000. This loss will be greater if there are taxes or tax penalties.
				Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Are There Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).			Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifi-
cations page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.17%	1.32%
	(Underlying Fund fees and expenses)[2]	0.57%	1.72%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	0.70%
1
As a percentage of Contract Value allocated to the Separate Account. Any charge above the minimum charge of 1.10% is deducted from your Contract Value on a monthly basis. The charge shown includes the account administration charge.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

8

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,563.30	Highest Annual Cost: $3,060.59
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges, taxes and tax penalties may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your
Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that you choose under the Contract.
●Each investment option (including the Fixed Account, if available) has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
9

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
●Certain optional benefits are not available in every state and are subject to age restrictions.
●Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Optional Riders Appendix B – Riders Available for Purchase Only Prior to February 1, 2010
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees Federal Tax Matters Federal Tax Matters – Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
10

	CONFLICTS OF INTEREST	Location in Prospectus
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.
Transaction Expenses
Charge
Sales Load on Purchase Payments	None
Maximum Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Processing Fee (per transfer)	None
1 We also refer to this charge as a contingent deferred sales charge, withdrawal charge, and sales charge. The amount of the surrender charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to
(1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first
Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales
Charge” for more information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase an optional rider, you will pay additional charges, as shown below.
Annual Contract Expenses
Charge
Administration Charge	$30.00[1]
Net Loan Interest Charge[2]	2.75%
Base Contract Expenses (as a percentage of average Contract Value)[3]	1.25%
Optional Rider Expenses Under the Contract (as a percentage of Contract Value)[4]
4% Extra Credit Rider[5]	0.55%
Annual Stepped Up Death Benefit	0.20%
Waiver of Withdrawal Charge*	0.05%
Waiver of Withdrawal Charge – 15 Years or Disability*	0.05%
Alternate Withdrawal Charge Rider (0-Year)*	0.70%
Alternate Withdrawal Charge Rider (4-Year)[6]*	0.55%
Riders Available for Purchase ONLY Prior to February 1, 2010
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
11

Charge
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider	0.25%
7% Guaranteed Growth Death Benefit Rider	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
3% Extra Credit Rider[5]	0.40%
5% Extra Credit Rider[5]	0.70%
Waiver of Withdrawal Charge Rider – 10 Years or Disability*	0.10%
Waiver of Withdrawal Charge Rider – Hardship*	0.15%
Waiver of Withdrawal Charge Rider – 5 Years and Age 59½*	0.20%
* Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1 We call this fee the account administration charge in your Contract, as well as in other places in this Prospectus. A pro rata account adminis-
tration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or
8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted. This fee is presented as part of the Base Contract Expenses in the section entitled “Important
Information You Should Consider About Your Contract” earlier in this Prospectus.
2 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (5.75% plus the amount of total rider charges) and the amount of interest the Company credits to the Loan Account, which is credited at the Guaranteed Rate. The highest net cost of a loan is 2.75%, plus the amount of any applicable rider charges.
3 This charge is comprised of an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.15%. The mortality and expense risk charge is 1.10% but is reduced to 0.95% for Contract Values of $25,000 or more. The minimum mortality and expense risk charge of 0.95% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under
Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under
Annuity Options 1 through 4, 7 and 8 (making the Base Contract Expenses 1.40%) in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
4 You may not select riders with a total charge that exceeds 1.55% of the Contract Value (1.00% of Contract Value if you select a 0-Year
Alternate Withdrawal Charge Rider).
5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
6 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.57%	1.72%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.57%	1.71%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

12

Examples — These Examples are intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer Variable Options. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract. The Examples do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such fees were reflected, the costs would be higher.
The Example assumes all Contract value is allocated to the Subaccounts. Your costs could differ from those shown below if you invest in the Fixed Account (if available).
These Examples assume that you invest $100,000 in the Subaccounts for the time periods indicated. The Examples also assume that your investment has a 5% return each year and you elect the most expensive combination of optional benefits available for an additional charge. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$10,913.00	$19,309.51	$26,850.69	$46,845.74
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$4,598.63	$13,852.63	$23,182.82	$46,845.74
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$9,820.67	$16,179.44	$21,742.97	$37,198.95
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$3,466.04	$10,561.26	$17,879.69	$37,198.95
Principal Risks of Investing in the Contract

Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A withdrawal charge may be assessed on withdrawals and surrenders, and it could be substantial. Each Purchase Payment is subject to a withdrawal charge for seven years from the date of that Purchase Payment. This means that a Purchase Payment made in year eight of the Contract will be subject to a withdrawal charge until year 15 of the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of certain optional benefits by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
13

Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Loan Risk — The amount in the Loan Account does not participate in the investment experience of the Subaccounts, therefore, loans can impact the Contract Value and death benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due. If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the total outstanding loan balance will be deemed to be in default for tax reporting purposes.
Credit Enhancement Risk — Expenses for a Contract with a Credit Enhancement may be higher than for a Contract without a Credit Enhancement. The amount of the Purchase Payment credit may be more than offset by the fees and charges associated with the credit. In addition, Credit Enhancements are excluded from the calculation of the optional living and death benefits. This means that, unlike Purchase Payments, Credit Enhancements do not increase the value of such benefits.
Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
14

Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company — Security Benefit Life Insurance Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2025, the Company had total assets under management of approximately $49.6 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contracts is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.securitybenefit.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
AEA Valuebuilder Program — Previously, this Contract was made available under the AEA Valuebuilder Program. The AEA Valuebuilder Program was established by the Alabama Education Association (the “AEA”) to encourage its members to save for retirement. Pursuant to an Agreement (the “AEA Agreement”) between the Company and Educator Benefits Corporation (“EBC”), a subsidiary of the AEA, the Company and its affiliates provided retirement plan products, such as the Contract, to AEA members. Also under the terms of the AEA Agreement, EBC provided certain services to the Company, including publicizing the availability of the Contract to AEA’s members under the AEA Valuebuilder Program.
The AEA Agreement expired pursuant to its terms effective May 31, 2007. Since that date, EBC has continued to provide certain services to the Company. The AEA Agreement requires the Company to make payments to EBC even after the Agreement terminates. For the period January 1, 2025 through December 31, 2025, the Company paid EBC $223,615.93.
The Company also has an agreement with NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of The National Education Association of the United States (the “NEA”), in connection with the NEA Valuebuilder Program (the “NEA Agreement”). The NEA Valuebuilder Program provides investment products, including variable annuity contracts issued by the Company, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members. Pursuant to the NEA Agreement, the Company has the exclusive right to offer certain products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions), and MBC promotes the NEA Valuebuilder Program, including the Contract, to employers of NEA members and to members of the NEA and its state affiliates, such as the AEA, and provides certain services in connection with the NEA Valuebuilder Program.
You may wish to take into account these Agreements and the fees that have been paid when considering and evaluating any communications relating to the Contract. You should particularly note that the AEA Agreement granted the Company an exclusive right to offer retirement and savings products, including the Contract, under the AEA Valuebuilder Program.
Neither the AEA, EBC, NEA or MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the AEA, EBC, NEA or MBC.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of
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thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent, the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. Contract value allocated to a Subaccount will vary based on the investment experience of the corresponding Underlying Fund in which the Subaccount invests. There is a risk of loss of the entire amount invested.
The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
We do not guarantee the investment results of the Separate Account. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed benefits under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). If you allocate Contract Value to a Subaccount that invests in a fund of funds, you will indirectly bear the fees and expenses of both the top-tier and bottom-tier funds, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities or other assets.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be
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riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at SBLProspectusRequests@securitybenefit.com or visiting https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121455.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals,
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tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
The Company receives a $15.00 annual fee payment per Participant invested in the BNY Mellon Appreciation Fund.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Contingent Deferred Sales Charge — We also refer to this charge as the surrender charge, sales charge, or withdrawal charge in this Prospectus. The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments do not include Credit Enhancements for the purpose of assessing the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges.
The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is
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applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
* If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.
The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. If we deduct the withdrawal charge from your remaining Contract Value, the withdrawal charge is also subject to a withdrawal charge.
Example of Withdrawal Charge Deducted from Withdrawal Payment and Deducted from Remaining Contract Value. Assume:
(i)
A withdrawal of $20,000 is requested in Contract Year 2
(ii)
The remaining free withdrawal amount in Contract Year 2 is $10,000
If the Owner requests that the withdrawal charge be deducted from the withdrawal payment, the withdrawal charge would be $700, calculated as follows:
(Withdrawal Amount – Remaining Free Withdrawal Amount) x Withdrawal Charge %
($20,000 - $10,000) x 7% = $700
The $700 withdrawal charge is deducted from the withdrawal payment before the Company sends it to the Owner. The Contract Value decreases by $20,000 and the Owner receives a total payment of $19,300 ($20,000 - $700).
If the Owner requests that the withdrawal charge be deducted from the remaining Contract Value, the withdrawal charge would be $752.69, calculated as follows:
(Withdrawal Amount - Remaining Free Withdrawal Amount)	x	Withdrawal Charge %
1– Withdrawal Charge %
($20,000 - $10,000) x (7% / (1 - 7%))
$10,000 x (7% / 93%)
$10,000 x 7.5269% = $752.69
The $752.69 withdrawal charge is deducted from the Contract Value. The Contract Value decreases by $20,752.69 ($20,000 + $752.69) and the Owner receives a total payment of $20,000.
In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sale of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not
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recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the mortality and expense risk charge.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge upon the Annuity Start Date. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, the following states impose a premium tax on Purchase Payments applied to a Non-Qualified Contract: California (2.35%), Colorado (2.00%), Maine (2.00%), Nevada (3.50%), South Dakota (1.25% on Purchase Payments up to $500,000 and 0.08% on Purchase Payments over $500,000); West Virginia (1.00%) and Wyoming (1.00%). California also imposes a premium tax of 0.50% on Purchase Payments applied to a Qualified Contract. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5% but are subject to change by a governmental entity.
Deduction of Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time, and you may authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. You may terminate your investment adviser authorization at any time by sending written and signed notice of termination to our Administrative Office or submitting an electronic notice of termination to AAWF-NF@securitybenefit.com.
We will treat each deduction as a partial withdrawal from your Contract. However, no surrender charges will apply to such deductions, and the deductions will not count toward the annual free withdrawal amount. The Company will deduct the amount of the withdrawal from the Contract Value in the Subaccounts, according to the Owner’s or authorized investment adviser’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us.
The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Withdrawals from your Contract Value to pay advisory fees will reduce the death benefits and other guaranteed benefits under the Contract, perhaps significantly. See “Death Benefit” for an example of how withdrawals to pay advisory fees impact the Contract Value and standard death benefit.
Annual Contract Expenses
Administrative Expenses
Account Administration Charge — The Company deducts an account administration charge of $30 from Contract Value at each Contract anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
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Base Contract Expenses
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value at the time the charge is deducted, as set forth in the tables below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
$25,000 or more	0.95%
During the Annuity Period, the mortality and expense risk charge is as follows:
Annuity Option	Annual Mortality and Expense Risk Charge
Annuity Options 5 & 6	See table immediately above.
Annuity Options 1-4, 7 & 8	1.25%
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that we add in the future that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company to meet its revenue targets. See “Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds” for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary for, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
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Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company made each rider available only at issue.
The Company deducts a monthly charge from the Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from the Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8. If you elect Annuity Option 5 or 6, the Company will deduct the monthly rider charge for the life of the Contract if you purchase one of the Waiver of Withdrawal Charge Riders or the 0-Year or 4-Year Alternate Withdrawal Charge Rider (or the 3-Year Alternate Withdrawal Charge in states where the 4-Year Alternate Withdrawal Charge is not approved). Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, was deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Total rider charges cannot exceed 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).
Optional Rider Expenses Under the Contract (as a percentage of Contract Value)
Annual Rider Charge
4% Extra Credit Rider[1]	0.55%
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider*	0.05%
Waiver of Withdrawal Charge Rider—15 Years or Disability*	0.05%
0-Year Alternate Withdrawal Charge Rider*	0.70%
4-Year Alternate Withdrawal Charge Rider[2]*	0.55%
Riders Available for Purchase ONLY Prior to February 1, 2010
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider	0.25%
7% Guaranteed Growth Death Benefit Rider	0.30%
5% Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
5% Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
5% Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
3% Extra Credit Rider[1]	0.40%
5% Extra Credit Rider[1]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability*	0.10%
Waiver of Withdrawal Charge Rider—Hardship*	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½*	0.20%
*
Charges for these riders will continue after the Annuity Start Date if you select Annuity Option 5 or 6.
1
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
2
If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See “Alternate Withdrawal Charge.”

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Guarantee of Certain Charges — The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount’s average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount’s average daily net assets; and (3) the account administration charge will not exceed $30 per year.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
Payment of Compensation — The Company pays commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. Commissions and other incentives or payments (discussed below) are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge and administration charge or other fees and charges imposed under the Contract) or from its General Account.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available to an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Your Contract may permit you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
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Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application for a Contract — Purchase of a Contract requires submission of an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company requires.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000, or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept, without prior Company approval, aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Owner’s account to government regulators. In addition, the Company may be required to block the Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase
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Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account (if available).
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and/or the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that has become no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Invesco V.I. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount.
Closed Subaccounts	Effective Date
Fidelity® Advisor Stock Selector Mid Cap[1]	July 31, 2004
Fidelity® Advisor International Capital Appreciation	December 31, 2004
PGIM Jennison Small Company[1]	November 23, 2007
Invesco Small Cap Growth	July 8, 2011
PGIM Quant Solutions Small-Cap Value	April 29, 2016
1 Available only to Contracts purchased prior to Effective Date
In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing:
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●
The Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. If you purchased a Contract prior to that date, you may continue to allocate Purchase Payments and transfer Contract Value to this Subaccount. If you purchased your Contract on or after July 31, 2004, you may not allocate Purchase Payments or transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount.
●
The PGIM Jennison Small Company Subaccount is available only If you purchased your Contract prior to November 23, 2007. If you purchased a Contract prior to that date, you may continue to allocate Purchase Payments and transfer Contract Value to this Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer Contract Value to the PGIM Jennison Small Company Subaccount.
Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
If the Fixed Account is available under your Contract, you may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
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Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central Time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
You may also transfer Contract Value to the Fixed Account, provided that the Fixed Account is available under your Contract. Transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.” The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Invesco V.I. Government Money Market Subaccount. In addition, transfers are subject to the frequent trading restrictions described below. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer processing fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio
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management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
●
the total dollar amount being transferred;
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the number of transfers you made within a period of time;
●
transfers to and from (or from and to) the same Subaccount;
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whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
●
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
There is a risk that some Owners and Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the NAA SMid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the NAA SMid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
Allspring Growth, Allspring Large Cap Core, Allspring Opportunity, Allspring Small Company Value	30 days
American Century Equity Income, American Century Heritage, American Century
International Growth, American Century Select, American Century Strategic Allocation:
Aggressive, American Century Strategic Allocation: Conservative, American Century
Strategic Allocation: Moderate
30 days
AMG Managers River Road Mid Cap Value	30 days
Ariel®	60 days
BNY Mellon Appreciation, BNY Mellon Dynamic Value, BNY Mellon Midcap Value	60 days
Calamos® Growth, Calamos® Growth and Income, Calamos® High Income Opportunities	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Federated Hermes Corporate Bond	30 days
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Real Estate, Fidelity® Advisor Stock Selector Mid Cap[1], Fidelity® Advisor Value Strategies	60 days
Goldman Sachs Emerging Markets Equity, Goldman Sachs U.S. Mortgages	30 days
Guggenheim Core Bond, Guggenheim High Yield	30 days
Invesco American Franchise, Invesco Comstock, Invesco Equity and Income, Invesco Discovery Mid Cap Growth, Invesco Main Street Mid Cap, Invesco Technology, Invesco Value Opportunities	30 days
Invesco V.I. Government Money Market	Unlimited
Janus Henderson Adaptive Risk Managed U.S. Equity	90 days
Janus Henderson Overseas	30 days
NAA Large Cap Value, NAA Large Core, NAA Mid Growth, NAA Opportunity, NAA Smid Cap Value, NAA World Equity Income	30 days
Neuberger Berman Core Bond, Neuberger Large Cap Value, Neuberger Quality Equity	30 days
PGIM Jennison Focused Growth, PGIM Small Company[2]	30 days
PIMCO High Yield, PIMCO International Bond (U.S. Dollar-Hedged)	30 days
Royce Small-Cap Opportunity, Royce Small-Cap Value	30 days
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock	30 days
Victory RS Science and Technology, Victory RS Value	30 days
1
You may transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount only if you purchased your Contract prior to July
31, 2004.
2
You may transfer Contract Value to the PGIM Jennison Small Company Subaccount only if you purchased your Contract prior to November
23, 2007.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners and Participants, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners and Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner or Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future.
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You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner or Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Owners and Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners and Participants determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners and Participants without special arrangement, waiver, or exception, aside from allocations to the Invesco V.I. Government Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher, which are reflected in Underlying Fund performance.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Owners and Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and Participants and, as a result, the Company will inadvertently treat those Owners and Participants differently than Owners and Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners and Participants may be treated differently than others. Consequently, there is a risk that some Owners and Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including:
●
Investment performance of the Subaccounts to which you have allocated Contract Value,
●
Interest credited to the Fixed Account,
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●
Payment of Purchase Payments,
●
The amount of any outstanding Contract Debt,
●
Full and partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), and
●
Charges assessed in connection with the Contract, including charges for any optional Riders selected.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals and withdrawals to pay advisory fees), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.95%, (5) the administration charge under the Contract of 0.15%, and (6) the deduction of the Underlying Fund’s fees and expenses.
The minimum mortality and expense risk charge of 0.95% and the administration charge of 0.15% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us prior to any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial transactions normally must be received prior to that time. Financial transactions received at or after the applicable
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cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including systematic withdrawals and withdrawals to pay investment advisory fees, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals and withdrawals to pay investment advisory fees) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, and national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge, and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal or a withdrawal to pay investment advisory fees) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
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A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Withdrawals to Pay Advisory Fees — The deduction of advisory fees from your Contract Value is treated as a withdrawal under the Contract. No surrender charges will be assessed on a withdrawal to pay advisory fees and the deduction of advisory fees will not count toward the annual free withdrawal amount. Deductions from your Contract Value to pay advisory fees will reduce death benefits and any guaranteed benefit values, perhaps significantly. See “Benefits Under the Contract – Optional Riders.”
Withdrawals to pay advisory fees may still be treated as withdrawals for tax purposes by the Company and/or the IRS. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges and the impact of deducting advisory fees from your Contract Value.
Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or the Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you, as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such
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Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provides an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit above, as well as the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; and Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Example of the Standard Death Benefit. Assume:
(i)
The initial Purchase Payment is $100,000
(ii)
The Owner takes one withdrawal of $10,000 over the life of the Contract
(iii)
At the time of the Owner’s death, the Contract Value is $89,000
(iv)
There is no outstanding Contract Debt and no unvested Credit Enhancements at the time of the Owner’s death
If the Owner was 80 years old or younger on the Contract Date, the standard death benefit is the greater of the Contract Value or total Purchase Payments less any withdrawals (including withdrawal charges). The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals and withdrawal charges is $90,000. Thus, the death benefit is $90,000.
If the Owner was 81 years or older on the Contract Date, the standard death benefit is the Contract Value, which is $89,000.
Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract.
(ii)
The Contract Value grows at an annual rate of 3%.
(iii)
An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
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Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Benefits Under the Contract

The following table summarizes information about the optional and standard benefits under the Contract that were previously offered. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Standard Death Benefit- Contract Issue Age 81 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●Purchase Payments do not include any Credit Enhancements.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Standard Death Benefit- Contract Issue Age 80 or Younger	Provides a death benefit equal to the greater of all Purchase Payments less any withdrawals, including withdrawal charges, or Contract Value.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●Purchase Payments do not include any Credit Enhancements.
●The Contract Value will be reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death.

Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Extra Credit (3%, 4% or 5%)	Provides a Credit Enhancement equal to a selected percentage of Purchase Payments, which will be added to the Contract Value for each Purchase Payment made in the first Contract Year.	3%: 0.40%
●Credit Enhancements are only applied to Purchase Payments
received in the first Contract Year. If Purchase Payments are made in subsequent Contract Years, the charge for this benefit will increase proportionately in relation to those Purchase Payments and no additional Credit Enhancement will be applied.
●You may not select an Annuity Start Date prior to seven years from the effective date of the rider.
●Credit Enhancements are not fully vested until the seventh Contract anniversary. Until that date, all or a portion of the Credit
Enhancement(s) will be forfeited under certain circumstances.
●Only one Extra Credit Rider could be purchased for your Contract.
●Available only at Contract issue if Owner was age 80 or younger.
●Available at Contract issue only.

4%: 0.55%
5%: 0.70%
Guaranteed Minimum Income Benefit (3% or 5%)	Provides a lifetime minimum income benefit, based on a 3% or 5% crediting rate, for the purchase of a Fixed Annuity only.	3%: 0.15%
●You may only apply the Minimum Income Benefit to purchase
certain fixed annuity options.
●You may not exercise this benefit, convert it to an income stream, until your 10th Contract anniversary and later.
●If you elect the Guaranteed Minimum Income Benefit at 5%, the
Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount or the
Fixed Account.
●Any amounts allocated to the Loan Account will only earn the
Guaranteed Rate.
●Available only at Contract issue if the Owner was age 79 or younger.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

5%: 0.30%
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Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Annual Stepped Up Death Benefit	This rider makes available an enhanced death benefit equal to the greatest of (1) Purchase Payments (excluding Credit Enhancements) less any withdrawals and withdrawal charges, (2) the Contract Value, or (3) the Stepped Up Death Benefit.	0.20%
●We will recapture any Credit Enhancements, if applicable, during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value.
●Available only at Contract issue if the age of the Owner at the time the Contract was issued was 79 or younger.
●The benefit will terminate at the Annuity Start Date.
●The death benefit will be reduced by any outstanding Contract
Debt, pro rata account administration charge, and premium tax.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Guaranteed Growth Death Benefit
Provides an enhanced death
benefit equal to the greater of all
Purchase Payments (not
including any Credit
Enhancements), the Contract
Value on the Valuation Date, or
the Guaranteed Growth Death
Benefit.
		3%: 0.10%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If you elect the Guaranteed Growth Death Benefit at 5%, 6% or
7%, the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market
Subaccount or the Fixed Account.
●Any amounts allocated to the Loan Account will only earn the
Guaranteed Rate.
●The death benefit is capped at an amount equal to 200% of
Purchase Payments (not including any Credit Enhancements), less premium tax and any withdrawals, including withdrawal charges.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value.
●Available only at Contract issue if the Owner was age 79 or younger only.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

		5%: 0.20%
		6%: 0.25%
		7%: 0.30%
Enhanced Death Benefit	Provides an enhanced death benefit equal to the greater of (1) all Purchase Payments (not including any Credit Enhancements), less withdrawals and withdrawal charges, or (2) the Contract Value (plus the Enhanced Death Benefit).	0.25%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●The enhanced death benefit amount is calculated using a lower percentage for Contract issue age 70 or older.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value.
●Available only at Contract issue and if the Owner was age 79 or younger only.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), less withdrawals and withdrawal charges, (2) the Contract Value on the Valuation Date, (3) the Annual Stepped Up Death Benefit, or (4) the Guaranteed Growth Death Benefit at 5%.	0.25%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value.
●Available only at Contract issue if the Owner was age 79 or younger.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

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Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Combined Enhanced and Annual Stepped Up Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges, (2) Contract Value (plus the Enhanced Death Benefit), or (3) the Annual Stepped Up Death Benefit (plus the Enhanced Death Benefit).	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value.
●Available only at Contract issue if the Owner was age 79 or younger.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Enhanced and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), less withdrawals and withdrawal charges, (2) the Contract Value (plus the Enhanced Death Benefit), or (3) the Guaranteed Growth Death Benefit at 5% (plus the Enhanced Death Benefit).	0.35%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value.
●Available only at Contract issue if the Owner was age 79 or younger.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	Provides an enhanced death benefit equal to the greatest of (1) all Purchase Payments (not including any Credit Enhancements), less withdrawals and withdrawal charges, (2) the Contract Value (plus the Enhanced Death Benefit), (3) the Annual Stepped Up Death Benefit (plus the Enhanced Death Benefit), or (4) the Guaranteed Growth Death Benefit at 5% (plus the Enhanced Death Benefit).	0.40%
●Any death benefit will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
●If proof of death and instructions regarding payment are not received by the Company within six months of the Owner’s date of death, the death benefit will equal the Contract Value.
●Available only at Contract issue if the Owner was age 79 or younger.
●Withdrawals (including withdrawals to pay advisory fees) will reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Waiver of Withdrawal Charge	Provides a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.	0.05%
●Subject to a written physician’s statement acceptable to the
Company or a certified Social Security finding of disability.
●We will recapture any Credit Enhancements credited during the 12 months preceding any withdrawal.
●You will receive no benefit from the disability portion of this rider
(and the rider charge will remain the same) if you purchased the
Contract with this rider after age 65.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Alternate Withdrawal Charge (0-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.70%
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement in the event of a full or partial withdrawal.
●Available at Contract issue only.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

39

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Alternate Withdrawal Charge (4-Year)	Makes available a shorter withdrawal charge schedule in lieu of the Contract’s 7-year withdrawal charge schedule.	0.55%
●Not available with the Fixed Account.
●We may recapture any Credit Enhancement in the event of a full or partial withdrawal.
●Available at Contract issue only.
●If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a particular state, the 3-Year Withdrawal Charge Rider is available for a fee or 0.40%.
●This rider may provide a benefit only if a withdrawal is taken in the five to seven Contract years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the 7-year schedule.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Waiver of Withdrawal Charge – 15 Years or Disability	Makes available a waiver of any withdrawal charge if at the time of withdrawal (1) the Contract has been in force for 15 or more Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.	0.05%
●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the
Contract.
●Available only at Contract issue.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Waiver of Withdrawal Charge – 10 Years or Disability	Makes available a waiver of any withdrawal charge if at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65.	0.10%
●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the
Contract.
●Available only at Contract issue.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Waiver of Withdrawal Charge – Hardship	Makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code.	0.15%
●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the
Contract.
●The Company may require the Owner to provide satisfactory proof of hardship.
●Available only at Contract issue.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Waiver of Withdrawal Charge – 5 Years and Age 59½	Makes available a waiver of any withdrawal charge if at the time of withdrawal: (1) the Owner is age 59½ or older; and (2) the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.	0.20%
●Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the
Contract.
●Available only at Contract issue.
●Depending on the Annuity Option chosen, a rider fee may be
imposed for the life of the Contract.

Loans	You may be able to borrow money under your Contract using the Contract Value as the only security for the loan.	Annual net loan interest of up to 2.16% plus the total charges for riders you have selected (as a percentage of loan amount).
●Only available to participants in a tax deferred retirement plan that allows participant loans.
●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.
●Collateral in the Loan Account does not participate in the
investment experience of the Subaccounts, which can impact the
Contract Value and death benefit, even if the loan is repaid in full.

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Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we are only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or Program for any additional loan restrictions.
Upon receipt by the Company of a written loan application and agreement and subject to the Company’s approval (which approval or disapproval may be postponed for up to six months after receipt of the loan application), Contract Value in an amount equal to the loan amount is withdrawn from the Subaccounts and/or the Fixed Account proportionately as it is currently invested in the Subaccounts and/or the Fixed Account and transferred into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3.0% on an annual basis.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company, but once a loan has been issued, the Company will not change the loan interest rate. The loan interest amount will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. For example, if you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 5.95% (5.75% + 0.20%). The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. There is no required minimum payment. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contract Owner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. The Contract Value will be used to repay the loan and any
41

applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. The Contract Value at surrender and the death proceeds payable will be reduced by the amount of any outstanding Contract Debt plus accrued interest. Loans, therefore, can affect the Contract Value and benefits linked to the Contract Value, whether or not the loan is repaid. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance. You should consult with your tax advisor on the effect of a loan.
Optional Riders — Upon your application for the Contract, you could select one or more of certain optional riders; provided, however, that you could not select riders with total rider charges in excess of 1.55% of Contract Value (or 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider). The following optional riders were available for election when your Contract was issued:
●
Guaranteed Minimum Income Benefit at 3% or 5%;
●
Annual Stepped Up Death Benefit;
●
Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;
●
Combined Annual Stepped Up and Guaranteed Growth Death Benefit;
●
Enhanced Death Benefit;
●
Combined Enhanced and Annual Stepped Up Death Benefit;
●
Combined Enhanced and Guaranteed Growth Death Benefit;
●
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit;
●
Extra Credit at 3%, 4% or 5%;
●
Waiver of Withdrawal Charge;
●
Alternate Withdrawal Charge;
●
Waiver of Withdrawal Charge – 15 Years or Disability;
●
Waiver of Withdrawal Charge – 10 Years or Disability;
●
Waiver of Withdrawal Charge – Hardship; and
●
Waiver of Withdrawal Charge – 5 Years and Age 59½.
The Company made each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See a detailed description of each rider below.
The deduction of advisory fees from your Contract Value to pay a financial intermediary is treated as a withdrawal under the Contract. Such deductions will reduce death benefits and any guaranteed benefit values, perhaps significantly. Consult your financial intermediary as to the impact of deducting advisory fees from your Contract Value prior to making an election.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Guaranteed Minimum Income Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate). Any amounts allocated to the Loan Account, however, will earn only the Guaranteed Rate.
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In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less, any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract anniversary following the 10th Contract anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.
Example 1. How the Guaranteed Minimum Income Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Minimum Income Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or Fixed Account.
(iv)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Minimum Income Benefit is $100,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Minimum Income Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
After the $50,000 Purchase Payment, the Minimum Income Benefit is $152,586 ($102,586 + $50,000).
Example 2. How the Guaranteed Minimum Income Benefit Decreases as a Result of Withdrawals.
Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Minimum Income Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Minimum Income Benefit decreases as follows:
Minimum Income Benefit prior to withdrawal x (1 - (Withdrawal amount / Contract Value prior to Withdrawal))
$160,472.50 x (1 - ($15,000 / $150,000)
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), and the Minimum Income Benefit is $144,425.25.
Example 3. How the Minimum Income Benefit is used at Annuitization.
Continuing from Example 2, the Owner decides to annuitize the Contract 20 days after the 10th Contract anniversary. Approximately 3,104 days have elapsed since the last withdrawal of $15,000. The Owner has taken no other withdrawals and added no additional Purchase Payments to the Contract. The Owner chooses Annuity Option 2 and monthly annuity payments. At the time of annuitization, the year is 2020, and the Owner, a male, is age 72. The guaranteed rate per thousand for the 5% Guaranteed Minimum Income Benefit assuming life with 10 year period certain for a male aged 72 in 2020 is $5.65. As a result of accrued interest, the Minimum Income Benefit at the time of annuitization is $218,695.20 ($144,425.25 x (1.05(3104/365))). The guaranteed monthly annuity payment is calculated as follows:
43

(Minimum Income Benefit at Annuitization / $1,000) x Applicable guaranteed rate per thousand
($218,695.20 / $1,000) x $5.65
$218.70 x $5.65 = $1,235.63
Annual Stepped Up Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit (except the death benefit calculated under number 1 below) also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements) less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.
The Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
●
The Contract Value on each Contract anniversary that occurs prior to the oldest Owner attaining age 81; plus
●
Any Purchase Payments received by the Company since the applicable Contract anniversary; less
●
An adjustment for any withdrawals (including systematic withdrawals and withdrawals to pay investment advisory fees) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, by the Contract Value immediately prior to the withdrawal.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in number 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.”
Example of the Annual Stepped Up Death Benefit. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
(iii)
The Owner takes no withdrawals between the date the Contract was issued and the date of the Owner’s death.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner dies during the third Contract Year. At the time of the Owner’s death, the Contract Value is $55,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this case, $50,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $55,000); or (3) the Stepped Up Death Benefit (in this case, $65,000). Thus, $65,000 is the death benefit.
44

Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal. Assume:
(i)
The initial Purchase Payment is $50,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Owner is 60 years old when the Contract is issued.
At the time the Contract is issued, the Stepped Up Death Benefit amount is the initial Purchase Payment or $50,000. Due to positive market performance, the Contract Value on the first Contract anniversary is $65,000. The Owner’s Stepped Up Death Benefit amount increases from $50,000 to $65,000. Due to negative market performance, the Contract Value has decreased to $49,000 on the second Contract anniversary. The Stepped Up Death Benefit amount remains at $65,000.
The Owner takes a free withdrawal of $4,900 in the third Contract Year. The Contract Value prior to the withdrawal is $35,000. As a result of the withdrawal, the Stepped Up Death Benefit is reduced as follows:
Withdrawal amount / Contract Value prior to withdrawal
$4,900 / $35,000 = 0.14 or 14%
Stepped Up Death Benefit x 14%
$65,000 x 14% = $9,100
$65,000 - $9,100 = $55,900
The Stepped Up Death Benefit following the withdrawal is $55,900.
Example of a Reduction in the Stepped Up Death Benefit Amount as a Result of a Withdrawal to Pay Advisory Fees. Assume:
(i)
The initial Purchase Payment is $100,000, and no additional Purchase Payments are added to the Contract.
(ii)
The Stepped Up Death Benefit prior to the advisory fee withdrawal is $125,000.
The Owner makes a $1,000 withdrawal to pay advisory fees. The Stepped Up Death Benefit is reduced as follows:
Stepped Up Death Benefit Prior to Advisory Fee Withdrawal	x [1 -	(Advisory Fee Withdrawal	/	Contract Value Prior to Advisory Fee Withdrawal)]

$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x [1 - .01] = $123,750
The $1,000 withdrawal causes the Stepped Up Death Benefit to decrease by $1,250.
Guaranteed Growth Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
45

3.
The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7%, as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected). Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Guaranteed Growth Death Benefit Increases with Purchase Payments and Interest. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no outstanding loans on the Contract.
At the time the Contract is issued, the Guaranteed Growth Death Benefit is $100,000, and the Guaranteed Growth Death Benefit cap is 200% of Purchase Payments or $200,000. 191 days after Contract issue, the Owner adds a Purchase Payment of $50,000 to the Contract. As a result of interest accrued over the 191 days since the initial Purchase Payment, immediately prior to the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit has increased to $102,586, calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(191/365)
$100,000 x 1.05(191/365) = $102,586
The Guaranteed Growth Death Benefit increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit prior to Purchase Payment + Purchase Payment
$102,586 + $50,000 = $152,586
The Guaranteed Growth Death Benefit cap also increases as a result of the Purchase Payment:
Guaranteed Growth Death Benefit cap prior to Purchase Payment + (Purchase Payment x 200%)
$200,000 + ($50,000 x 200%)
$200,000 + $100,000 = $300,000
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Following the $50,000 Purchase Payment, the Guaranteed Growth Death Benefit is $152,586, and the Guaranteed Growth Death Benefit cap is $300.000.
Example 2. How the Guaranteed Growth Death Benefit Decreases as a Result of a Withdrawal.
Continuing from Example 1, the Owner takes a withdrawal of $15,000 a little over a year (377 days) after the $50,000 Purchase Payment. The Contract Value prior to the withdrawal is $150,000 and the Guaranteed Growth Death Benefit prior to the withdrawal is $160,472.50 ($152,586 x 1.05(377/365)). After the withdrawal, the Guaranteed Growth Death Benefit decreases as follows:
Guaranteed Growth Death Benefit prior to withdrawal x (1 - (Withdrawal amount / Contract Value prior to Withdrawal))
$160,472.50 x (1 - ($15,000 / $150,000)
$160,472.50 x (1 - .10)
$160,472.50 x .90 = $144,425.25
The Guaranteed Growth Death Benefit cap also decreases as a result of the withdrawal:
(Cumulative Purchase Payments - Cumulative withdrawals) x 200%
($150,000 - $15,000) x 200%
$135,000 x 200% = $270,000
After the $15,000 withdrawal, the Contract Value is $135,000 ($150,000 - $15,000), the Guaranteed Growth Death Benefit is $144,425.25, and the Guaranteed Growth Death Benefit cap is $270,000.
Example 3. How the Guaranteed Growth Death Benefit applies at Death.
Continuing from Example 2, 439 days after the $15,000 withdrawal, the Company receives due proof of death. At the time of death, the Contract Value is $150,000. The amount payable at death would be the greatest of (1) the sum of all Purchase Payments, less any withdrawals and withdrawal charges (in this case, $135,000); (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this case, $150,000); or (3) the Guaranteed Growth Death Benefit (in this case, $153,154 ($144,425.25 x 1.05(439/365)). Thus, $153,154 is the amount that would be paid.
Example 4. How Advisory Fee Withdrawals Reduce the Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Guaranteed Growth Death Benefit at 5%.
(ii)
The initial Purchase Payment is $100,000.
(iii)
No Contract Value is allocated to the Invesco V.I. Government Money Market or the Fixed Account.
(iv)
The Owner does not purchase a credit enhancement rider.
(v)
There are no outstanding loans on the Contract.
191 days after the Contract Date, a $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000. At the time the Contract is issued, the initial Guaranteed Growth Death Benefit is $100,000. Immediately prior to the withdrawal of the advisory fee, the Guaranteed Growth Death Benefit would have grown to $102,586 ($100,000 x 1.05(191/365)). After the advisory fee is withdrawn, the reduction to the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal x (1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)) =
$102,586 x (1 - ($1,000 / $100,000))
$102,586 x (1 - .01) = $101,560.14
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At the time of Contract issue, the Guaranteed Growth Death Benefit cap is equal to 200% of Purchase Payments or $200,000. After the advisory fee withdrawal, the cap decreases to $198,000 ($200,000 - ($1,000 x 200%)).
Combined Annual Stepped Up and Guaranteed Growth Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.
The Annual Stepped Up Death Benefit (as described above); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.”
Example 1.How the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
At the time of Contract issue, the Annual Stepped Up Death Benefit is $100,000 (the Purchase Payment), the Guaranteed Growth Death Benefit at 5% is $100,000 (the Purchase Payment), and the Guaranteed Growth Death Benefit cap is 200% or $200,000.
Due to positive market performance, the Contract Value on the first Contract anniversary is $125,000. The Annual Stepped Up Death Benefit increases to $125,000, the Guaranteed Growth Death Benefit increases to $105,000 ($100,000 x (1.05(365/365))), and the Guaranteed Growth Death Benefit cap remains unchanged at $200,000.
Due to negative market performance, the Contract Value on the second Contract anniversary is $98,000. The Annual Stepped Up Death Benefit remains unchanged at $125,000, the Guaranteed Growth Death Benefit increases to $110,250 ($105,000 x (1.05(365/365))), and the Guaranteed Growth Death Benefit cap remains unchanged at $200,000.
212 days into the third Contract Year, the Owner dies. At the time of death, the Contract Value is $102,000, and the Guaranteed Growth Death Benefit is $113,419 ($110,250 x (1.05(212/365))). The death benefit is the greatest of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company (in this
48

example, $102,000), (3) the Annual Stepped Up Death Benefit (in this example, $125,000), or (4) the Guaranteed Growth Death Benefit at 5% (in this example, $113,419).
Thus, the death benefit payable is $125,000.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Annual Stepped Up and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Annual Stepped Up and Guaranteed Growth Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals between Contract issue and death.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $100,000, the Guaranteed Growth Death Benefit is $113,419, the Guaranteed Growth Death Benefit cap is $200,000, and the Annual Stepped Up Death Benefit is $125,000.
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal x [1 – (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$113,419 x [1 - (1 - ($1,000 / $100,000)]
$113,419 x (1 - .01) = $112,284.81
The Guaranteed Growth Death Benefit cap is calculated as follows:
Guaranteed Growth Death Benefit Cap Prior to Advisory Fee Withdrawal - (200% x Advisory Fee Withdrawal Amount)
$200,000 - (200% x $1,000) = $198,000
The Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$125,000 x [1 - ($1,000 / $100,000)]
$125,000 x (1 - .01) = $123,750
Enhanced Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit will also be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
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●
“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.
●
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider is available only if the age of the Owner at the time the Contract is issued is 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Enhanced Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
During the fifth Contract Year, the Owner takes a withdrawal of $10,000. The Contract Value at the time of the withdrawal is $160,000. The adjusted Purchase Payments after the withdrawal are calculated as follows:
Previous Adjusted Purchase Payments x (1 - Withdrawal / Contract Value prior to withdrawal)
$100,000 x (1 - $10,000 / $160,000)
$100,000 x (1 - .0625)
$100,000 x .9375 = $93,750
During the sixth Contract Year, the Owner dies. At the time of death, the Contract Value is $175,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($175,000 - $93,750)
50% x $81,250 = $40,625
50% of adjusted Purchase Payments = 50% x 93,750 = $46,875
Thus, the Enhanced Death Benefit is $40,625.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $90,000 ($100,000 - $10,000)), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $215,625 ($175,000 + $40,625).
Thus, the death benefit payable is $215,625.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Enhanced Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
A $1,000 advisory fee is withdrawn from the Contract. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
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Adjusted Purchase Payments Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
Assume time elapses since the advisory fee withdrawal is take, and the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Valuation Date of due proof of death - Adjusted Purchase Payments)
50% x ($130,000 - $99,200)
$15,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $99,200), or (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Annual Stepped Up Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider is available only if the age of the Owner at the time the rider is issued is 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Annual Stepped Up Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
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(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500).
Thus, the death benefit payable is $110,500.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Annual Stepped Up Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Annual Stepped Up Death Benefit.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract anniversary, the Contract Value is $105,000.
(vi)
On the second Contract anniversary, the Contract Value is $99,000.
(vii)
On the third Contract anniversary, the Contract Value is $106,000.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
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$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Later in the fourth Contract Year, the Owner dies. At the time of the Owner’s death, the Contract Value is $130,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Valuation Date of due proof of death - Adjusted Purchase Payments)
50% x ($130,000 - $99,200)
$15,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $15,400.
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $145,400 ($130,000 + $15,400)), or (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $120,552 ($105,152 + $15,400)). Thus, the death benefit payable is $145,400.
Combined Enhanced and Guaranteed Growth Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider is available only if the age of the Owner at the time the rider is issued is 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced and Guaranteed Growth Death Benefit Works. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
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During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% x $7,000 = $3,500
50% of adjusted Purchase Payments = 50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Enhanced and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
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Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $126,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Valuation Date of due proof of death - Adjusted Purchase Payments)
50% x ($126,000 - $99,200) = $13,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $13,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $139,400 ($126,000 + $13,400)), or (3) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $135,862.46 ($122,462.46 + $13,400)). Thus, the death benefit payable is $135,862.46.
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.
The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.
The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.
The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or
4.
The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider is available only if the age of the Owner at the time the rider is issued is 79 or younger. See the discussion under “Death Benefit.”
Example 1. How the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Works. Assume:
55

(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract Anniversary, the Contract Value is $105,000.
(vi)
On the second Contract Anniversary, the Contract Value is $99,000.
(vii)
On the third Contract Anniversary, the Contract Value is $106,000.
The Annual Stepped Up Death Benefit is $100,000 at Contract issue, increases to $105,000 at the first Contract Anniversary, remains unchanged at $105,000 at the second Contract anniversary, and increases to $106,000 at the third Contract anniversary.
During the fourth Contract Year, 1,546 days from Contract issue, the Owner dies. At the time of death, the Contract Value is $107,000, and the Annual Stepped Up Death Benefit is $106,000.
The Enhanced Death Benefit is the lesser of (1) 50% of the Contract gain, or (2) 50% of adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Due Proof of Death - Adjusted Purchase Payments)
50% x ($107,000 - $100,000)
50% of adjusted Purchase Payments
50% x $100,000 = $50,000
Thus, the Enhanced Death Benefit is $3,500.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Purchase Payment x (1 + Effective Annual Interest Rate)Time Elapsed Since Purchase Payment
$100,000 x (1 + .05)(1546/365)
$100,000 x 1.05(1546/365) = $122,956
(less than the $200,000 Guaranteed Growth Death Benefit cap of $200,000)
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $100,000), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $110,500 ($107,000 + $3,500)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $109,500 ($106,000 + $3,500)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $126,456 ($122,956 + $3,500)).
Thus, the death benefit payable is $126,456.
Example 2. How Advisory Fee Withdrawals Reduce the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit. Assume:
(i)
The Owner purchases the Contract with the Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit at 5%.
(ii)
The Owner is age 60 when the Contract is purchased.
(iii)
The initial Purchase Payment is $100,000.
(iv)
The Owner takes no withdrawals and makes no additional Purchase Payments.
(v)
On the first Contract Anniversary, the Contract Value is $105,000.
(vi)
On the second Contract Anniversary, the Contract Value is $99,000.
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(vii)
On the third Contract Anniversary, the Contract Value is $106,000.
A $1,000 advisory fee is withdrawn from the Contract in the fourth Contract Year. Prior to the withdrawal, the Contract Value is $125,000 and the Guaranteed Growth Death Benefit is $122,956. After the withdrawal, the Adjusted Purchase Payments are calculated as follows:
Adjusted Purchase Payments Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$100,000 x [1 - ($1,000 / $125,000)]
$100,000 x (1 - .008) = $99,200
After the withdrawal, the Guaranteed Growth Death Benefit is calculated as follows:
Guaranteed Growth Death Benefit Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$122,956 x [1 - ($1,000 / $125,000)]
$122,956 x (1 - .008) = $121,972.35
After the withdrawal, the Annual Stepped Up Death Benefit is calculated as follows:
Annual Stepped Up Death Benefit Prior to Advisory Fee Withdrawal x [1 - (Advisory Fee Withdrawal / Contract Value Prior to Advisory Fee Withdrawal)]
$106,000 x [1 - ($1,000 / $125,000)]
$106,000 x (1 - .008) = $105,152
Thirty days after the advisory fee is taken, the Owner dies. At the time of the Owner’s death, the Contract Value is $120,000.
The Enhanced Death Benefit at the time of death is the lesser of (1) 50% of Contract gain or (2) 50% of Adjusted Purchase Payments.
50% of Contract gain = 50% x (Contract Value as of Valuation Date of due proof of death - Adjusted Purchase Payments)
50% x ($120,000 - $99,200) = $10,400
50% of Adjusted Purchase Payments = 50% x $99,200
$49,600
Therefore, the Enhanced Death Benefit is $10,400.
The Guaranteed Growth Death Benefit at the time of death is calculated as follows:
Guaranteed Growth Death Benefit x 1.05(30/365)
$121,972.35 x 1.05(30/365) = $122,462.46
The death benefit is the greater of: (1) the sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges (in this example, $99,200), (2) the Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company, plus the Enhanced Death Benefit (in this example, $130,400 ($120,000 + $10,400)), (3) the Annual Stepped Up Death Benefit plus the Enhanced Death Benefit (in this example, $115,552 ($105,152 + $13,400)), or (4) the Guaranteed Growth Death Benefit plus the Enhanced Death Benefit (in this example, $132,862.46 ($122,462.46 + $10,400)). Thus, the death benefit payable is $132,862.46
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Extra Credit — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is 80 or younger.
Example of the Credit Enhancement Applied to Initial and Subsequent Purchase Payments. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $100,000.
The amount of the Credit Enhancement added to the Contract Value would be $4,000 ($100,000 x 4%). Thus, the Contract Value at issue would be $104,000.
Six months later the Owner makes a Purchase Payment of $50,000. The additional Purchase Payment will increase the Contract Value by $52,000, the amount of the $50,000 Purchase Payment plus $2,000 ($50,000 x 4%).
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.
The amount of the withdrawal, including any applicable withdrawal charges, premium taxes and/or forfeited Credit Enhancements, less the free withdrawal amount, by
2.
The Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, if you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.
Example of Credit Enhancement Vesting and Recapture upon Withdrawal in Excess of the Free Withdrawal Amount. Assume:
(i)
The Owner purchased the Contract with the 4% Extra Credit Rider.
(ii)
The initial Purchase Payment is $175,000.
The amount of the Credit Enhancement added to the Contract Value would be $7,000 ($175,000 x 4%). Thus, the Contract Value at issue would be $182,000.
An amount equal to 1/7 of the Credit Enhancement vests each Contract anniversary, and the Credit Enhancement is fully vested seven years from the date the Contract was issued. Assuming no withdrawals in
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excess of the free withdrawal amount are taken during the first seven Contract Years, the table below shows how the $7,000 Credit Enhancement vests each year:
Beginning of Contract Year	Vested Credit Enhancement	Unvested Credit Enhancement
1	$0.00	$7,000
2	$1,000	$6,000
3	$2,000	$5,000
4	$3,000	$4,000
5	$4,000	$3,000
6	$5,000	$2,000
7	$6,000	$1,000
8	$7,000	$0.00
Due to negative market performance, in Contract Year 3, the Contract Value is $100,000, and the free withdrawal amount is $10,000. The Owner requests a withdrawal of $20,000, $10,000 more than the free withdrawal amount. The Credit Enhancement recapture is calculated as follows:
(Withdrawal Amount – Free Withdrawal Amount)	x	Unvested Credit Enhancement
(Contract Value Prior to Withdrawal – Unvested Credit Enhancement)
($20,000 - $10,000)	x	$5,000	=	$526.32
($100,000 - $5,000)
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less or if you make additional Purchase Payments after the first Contract Year, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%	-5.00%
4%	-1.50%
5%	0.80%
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, on a non-discriminatory basis the Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
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Waiver of Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above, this rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65, (2) your confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. This means that if the withdrawal amount exceeds the Purchase Payment(s) made during the 12 months preceding the withdrawal, 100% of any Credit Enhancements paid will be forfeited. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Example of the Waiver of Withdrawal Charge. Assume:
(i)
The Owner is diagnosed with a terminal illness after the Contract is issued.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iii)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $900 (($25,000 - $10,000) x 6%), and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge Rider, the $900 charge is waived, and the Owner receives the full $25,000.
Example of Credit Enhancement Recapture if the Extra Credit Rider is Purchased with the Waiver of Withdrawal Charge Rider. Assume:
(i)
The Owner purchased the 4% Extra Credit Rider and Waiver of Withdrawal Charge Rider at Contract issue.
(ii)
The initial Purchase Payment was $100,000
(iii)
The Owner was younger than age 65 when the Contract was purchased.
At the time the Contract is issued, $4,000 is applied as a Credit Enhancement. Assume that six months after Contract issue, the Owner requests a withdrawal of $5,000. The Credit Enhancement is recaptured from this withdrawal as follows:
Withdrawal Amount	x	Credit Enhancements Applied in Last 12 Months
Total Purchase Payments Made in Last 12 Months
$5,000	x	$4,000	=	$200
$100,000
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Alternate Withdrawal Charge — For an additional charge, as reflected in the Fee Table and the table of benefits above these riders make available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%
If you purchase one of these riders, the withdrawal charge schedule above will apply in lieu of the seven year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. The amount of the Credit Enhancement forfeiture is calculated in accordance with the Extra Credit Rider. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) is appropriate based on your circumstances. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the date of a Purchase Payment, this rider is not appropriate for you. See “Extra Credit.”
Fees for these riders will continue to apply even after the withdrawal charges under the seven-year withdrawal charge schedule are no longer applicable. Fees for these riders are imposed until the Annuity Start Date if Annuity Options 1 through 4, 7, or 8 are chosen and for the life of the Contract if Annuity Options 5 or 6 are chosen.
The 4-Year Alternate Withdrawal Charge Rider provides a potential benefit only if a withdrawal is taken in the five to seven years after the applicable Purchase Payment date because for the first four years after the Purchase Payment date, the withdrawal charges are the same as they would be under the seven-year schedule. The Company expects to make a profit from the charge for these riders.
Example of the 0-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 0-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 2.
(iii)
The free withdrawal amount for Contract Year 2 is $10,000.
Without the 0-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $1,050, calculated as follows: ($25,000 - $10,000) x 7% Withdrawal Charge, and the Owner would receive $23,950 ($25,000 - $1,050). With the 0-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Example of the 4-Year Alternate Withdrawal Charge. Assume:
(i)
The Owner purchased the Contract with the 4-Year Alternate Withdrawal Charge Rider.
(ii)
The Owner requests a withdrawal of $25,000 in Contract Year 5.
(iii)
The free withdrawal amount for Contract Year 5 is $10,000.
Without the 4-Year Alternate Withdrawal Charge Rider, the charge applicable to the $25,000 withdrawal would be $600, calculated as follows: ($25,000 - $10,000) x 4% Withdrawal Charge, and the Owner would receive $24,400 ($25,000 - $600). With the 4-Year Alternate Withdrawal Charge Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—15 Years or Disability — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Contract has been in force for 15 or more Contract Years; or
●
The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
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Effective as of the date of the first withdrawal under the terms of this rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—15 Years or Disability. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—15 Years or Disability Rider.
(ii)
The Owner meets the criteria for total and permanent disability after the Contract Date and prior to age 65.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge—15 Years or Disability Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—15 Years or Disability Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—10 Years or Disability — For an additional charge, as reflected in the Fee Table and the table of benefits above, this Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or
●
The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—10 Years or Disability. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—10 Years or Disability Rider.
(ii)
The Owner meets the criteria for total and permanent disability after the Contract Date and prior to age 65.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge—10 Years or Disability Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—10 Years or Disability Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Waiver of Withdrawal Charge—Hardship — For an additional charge, as reflected in the Fee Table and the table of benefits above, this Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—Hardship. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—Hardship Rider.
(ii)
The Owner experiences a hardship as defined in Section 401(k) of the Internal Revenue Code of 1986, as amended.
(iii)
The Owner requests a withdrawal of $25,000 in Contract Year 3.
(iv)
The free withdrawal amount for Contract Year 3 is $10,000.
Without the Waiver of Withdrawal Charge—Hardship Rider, the charge applicable to the $25,000 withdrawal would be $900, calculated as follows: ($25,000 - $10,000) x 6% Withdrawal Charge, and the Owner would receive $24,100 ($25,000 - $900). With the Waiver of Withdrawal Charge—Hardship Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
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Waiver of Withdrawal Charge—5 Years and Age 59½ — For an additional charge, as reflected in the Fee Table and the table of benefits above, this Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
●
The Owner is age 59½ or older; and
●
The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Example of the Waiver of Withdrawal Charge—5 Years and Age 59½. Assume:
(i)
The Owner purchased the Contract with the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider.
(ii)
The initial Purchase Payment is $100,000.
(iii)
The Owner is now age 72 and has been making quarterly Purchase Payments of $100 for 5 full Contract Years.
(iv)
The Owner requests a withdrawal of $25,000 at the beginning of Contract Year 6.
(v)
The free withdrawal amount for Contract Year 6 is $11,800.
(vi)
No additional Purchase Payments are made after the withdrawal in Contract Year 6.
Without the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider, the charge applicable to the $25,000 withdrawal would be $396, calculated as follows: ($25,000 - $11,800) x 3% Withdrawal Charge, and the Owner would receive $24,604 ($25,000 - $396). With the Waiver of Withdrawal Charge—5 Years and Age 59½ Rider, there is no Withdrawal Charge, and the Owner receives the full $25,000.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth Contract anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms—either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Annuity Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Annuity Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Annuity Option 7, the annuity rate
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is determined without reference to the age or sex of the Annuitant and is based upon the assumed interest rate. In the case of Annuity Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Annuity Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals or withdrawals to pay investment advisory fees), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Annuity Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals. If the Owner elects a partial withdrawal under Annuity Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the Annuity Start Date is uncertain. Consult a tax advisor before requesting a withdrawal after the Annuity Start Date. The Owner may not make systematic withdrawals under Annuity Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner may transfer Contract Value among the Subaccounts during the Annuity Period, as was available during the accumulation phase, if variable annuity payments have been selected.
The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the
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Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 — Payments for a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct any applicable monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed
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interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Annuity Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Annuity Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. If you have questions about the calculation of the payment amount under a particular Annuity Option, you can contact the Company at 1-800-888-2461. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular Qualified Plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that distributions begin no later than April 1 of the calendar year following the year in which the Annuitant reaches their “applicable age” as defined in the Code. If the Annuitant attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If Annuitant attains age 74 after 2032, their applicable age is 75. In addition, under a Qualified Plan, not all Annuity Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with Owner deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax adviser before electing an Annuity Option.
The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933
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Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Information regarding the features of each currently offered Fixed option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may, in its discretion, pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any), in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
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Contract Charges — Premium taxes, if any, and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
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Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including systematic withdrawals and withdrawals to pay investment advisory fees) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone such a payment from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
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During which the NYSE is closed other than customary weekend and holiday closings,
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During which trading on the NYSE is restricted as determined by the SEC,
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During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
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For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Business Disruption and Cybersecurity Risks — We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g. affecting the internet, cloud services, or other infrastructure) or targeted (e.g. failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).
Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the recent military conflict between the United States and Iran, and the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
Systems failures and cybersecurity incidents affecting us, our affiliates, the Underlying Funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the Underlying Funds, cause us to be unable to calculate unit values and/or the Underlying Funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.
In addition, we are also exposed to risks related to natural and man-made disasters including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from Owners and
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orders with the Underlying Funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the Underlying Funds and the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.
Restrictions on Withdrawals from Qualified Plans — Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, effective for plan years beginning in 2024, distributions of employee elective deferrals, qualified nonelective contributions, qualified matching contributions, and gains attributable to such contributions may now be made on account of hardship. Under prior provisions, distributions on account of hardship generally were limited to amounts attributable to employee elective deferrals. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, purchasing a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a rollover under the Internal Revenue Code. An Owner of a Contract may be able to transfer your Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under your employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Generally, a Qualified Plan under Code section 403(b) may not permit the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with one of these Qualified Plans, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See “Contingent Deferred Sales Charge.”
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Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans in connection with Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company
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may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the plan or subject the Owner or Beneficiary to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their Beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches their “applicable age” as defined in the Code or retires (“required beginning date”). If the employee attains age 72 after 2022 and age 73 before 2033, their applicable age is 73. If employee attains age 74 after 2032, their applicable age is 75. Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached their applicable age (defined above). Please note that for employees who die on or after January 1, 2020, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over their lifetimes. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries,” which include disabled and chronically ill individuals, individuals who are not more than ten years younger than the deceased individual, and children who have not reached the age of majority. Not all Annuity Options will satisfy minimum distribution rules for every designated beneficiary. Employees and Beneficiaries should consult a tax adviser if they may be affected by these changes.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship. Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
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If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract in most states.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of (i) $7,500 or $8,600 for owners age 50 or older (for 2026) or (ii) 100% of the individual’s taxable compensation (for 2026).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,100 in 2026 (indexed for inflation in future tax years). However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($129,000 to $149,000 for a married couple filing a joint return and $81,000 to $91,000 for a single taxpayer in 2026). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $242,000 to $252,000 (for 2026). Non-deductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches their applicable age (as defined
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above)—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $153,000 to $168,000 in adjusted gross income for 2026 ($242,000 to $252,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contract Owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contract Owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Beginning with deaths occurring on or after January 1, 2020, subject to certain exceptions, most non-spouse beneficiaries must complete distributions within ten years of the Owner’s death.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be another Section 403(b) plan, a qualified retirement plan, or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12-month period. The 12-month period begins on the date the IRA distribution is
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received. If a second indirect rollover is made during the 12-month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (x) made in connection with the birth or adoption of a child, in limited circumstances; or (xi) made to terminally ill employees.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.” There may be additional exceptions to the 10% penalty tax (e.g., certain disaster relief distributions).
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the Participant is subject to a 25% tax on the amount that was not properly distributed, which is reduced to 10% if corrected within a two year correction period. The value of any enhanced death benefits or other optional Contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger
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than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if
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any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis rather than at the time they occur. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual shareholder report for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. The shareholder reports contain information required by federal securities laws and will also be available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121455.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and
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(3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract, including any material state variations. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company’s Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters — Alison Pollock, Esq., Assistant General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Contract is a continuous offering. The Company no longer offers the Contract to new purchasers.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, SDL, for the distribution and sale of each Contract. SDL does not sell Contracts directly to purchasers. The Contracts were offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). The Company does not pay commissions to financial intermediaries who receive advisory fees from Contract owners because such intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Selling Broker-Dealers. The Company pays commissions to SDL and to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company uses its corporate assets to pay commissions and other costs of distributing the Contract. Commissions and other incentives or payments described below are not charged directly to Owners of the Separate Account. The Company intends to recoup commissions and other sales expenses through
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fees and charges deducted under the Contract (including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract) or from its General Account.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to the commissions and non-cash compensation described above, the Company pays additional compensation to selected Selling Broker-Dealers. These payments include: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) sponsorship of or reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars put on by the Selling Broker-Dealers; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2025 in connection with the sale of its variable annuity contracts: ACA/Prudent Investors Planning Corporation; GWN Securities, Inc.; Innovation Partners, LLC; Johnstone Brokerage Services LLC; The Leaders Group, Inc.; Lincoln Investment Planning, LLC; LPL Financial, LLC; OFG Financial Services, Inc.; Osaic Wealth, Inc.; and PlanMember Securities Corporation.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder can differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121455.
Financial Statements — You can find financial statements for Security Benefit Life Insurance Company and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121455. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
79

APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121455. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	Allspring Growth – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.18%	15.16%	6.03%	13.83%
Large Cap Blend	Allspring Large Cap Core – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.20%	17.40%	15.67%	13.28%
Mid Cap Blend	Allspring Opportunity – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.19%	0.49%	7.53%	11.00%
Small Cap Value	Allspring Small Company Value – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.30%	1.77%	8.81%	8.76%
Large Cap Value	American Century Equity Income – Class A Adviser: American Century Investment Management, Inc.	1.19%	11.63%	7.50%	8.70%
Mid Cap Growth	American Century Heritage – Class A Adviser: American Century Investment Management, Inc.	1.25%	0.28%	3.60%	10.50%
International Equity	American Century International Growth – Class A Adviser: American Century Investment Management, Inc.	1.47%	8.68%	0.10%	5.25%
Large Cap Growth	American Century Select – Class A Adviser: American Century Investment Management, Inc.	1.23%	9.32%	11.19%	14.92%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Aggressive – Class A Adviser: American Century Investment Management, Inc.	1.58%	15.43%	7.70%	9.44%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Conservative – Class A Adviser: American Century Investment Management, Inc.	1.38%	10.36%	4.37%	5.98%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Moderate – Class A Adviser: American Century Investment Management, Inc.	1.51%	13.43%	6.10%	7.88%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Blend	AMG River Road Mid Cap Value – Class N Adviser: AMG Funds LLC Sub-Adviser: River Road Asset Management, LLC	1.14%	11.75%	13.50%	9.79%
Small Cap Value	Ariel® - Investor Class Adviser: Ariel Investments, LLC	1.01%	14.15%	9.36%	9.51%
Large Cap Blend	BNY Mellon Appreciation – Investor Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	0.88%	10.17%	9.40%	12.81%
Large Cap Value	BNY Mellon Dynamic Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.94%	18.20%	16.12%	12.91%
Mid Cap Value	BNY Mellon Midcap Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.16%	10.04%	7.87%	9.43%
Large Cap Growth	Calamos® Growth – Class A Adviser: Calamos Advisors LLC	1.28%	10.63%	10.58%	12.89%
Specialty	Calamos® Growth and Income – Class A Adviser: Calamos Advisors LLC	1.05%	11.90%	9.91%	11.49%
High Yield Bond	Calamos® High Income Opportunities – Class A Adviser: Calamos Advisors LLC	1.40%	4.30%	3.80%	4.78%
Intermediate Term Bond	Federated Hermes Corporate Bond – Class A Adviser: Federated Investment Management Company	1.00%	2.11%	-0.76%	2.93%
Large Cap Blend	Fidelity Advisor® Dividend Growth – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.41%	21.83%	15.16%	12.07%
International Equity	Fidelity Advisor® International Capital Appreciation – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.39%	18.13%	5.65%	9.08%
Specialty-Sector	Fidelity Advisor® Real Estate – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.18%	1.96%	4.75%	4.33%
A-2

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Blend	Fidelity Advisor® Stock Selector Mid Cap – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.22%	6.02%	7.76%	9.72%
Small Cap Blend	Fidelity Advisor® Value Strategies – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.21%	3.98%	10.61%	9.92%
Emerging Markets	Goldman Sachs Emerging Markets Equity – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.62%	32.18%	0.58%	7.47%
Government Bond	Goldman Sachs U.S. Mortgages – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.09%	N/A	N/A	N/A
Intermediate Term Bond	Guggenheim Core Bond – Class A Adviser: Guggenheim Partners Investment Management, LLC	0.87%	3.22%	-1.24%	2.38%
High Yield Bond	Guggenheim High Yield – Class A Adviser: Guggenheim Partners Investment Management, LLC	1.19%	2.57%	3.39%	5.26%
Large Cap Growth	Invesco American Franchise – Class A Adviser: Invesco Advisers, Inc.	0.93%	11.56%	10.28%	14.73%
Large Cap Value	Invesco Comstock – Class A Adviser: Invesco Advisers, Inc.	0.80%	17.15%	15.24%	11.90%
Mid Cap Growth	Invesco Discovery Mid Cap Growth – Class A Adviser: Invesco Advisers, Inc.	1.04%	-0.97%	2.60%	10.45%
Balanced/Asset Allocation	Invesco Equity and Income – Class A Adviser: Invesco Advisers, Inc.	0.77%	12.81%	8.61%	8.66%
Mid Cap Blend	Invesco Main Street Mid Cap – Class A Adviser: Invesco Advisers, Inc.	1.04%	8.92%	8.99%	9.73%
Small Cap Growth	Invesco Small Cap Growth – Class A2 Adviser: Invesco Advisers, Inc.	1.16%	5.69%	-0.89%	8.97%
Specialty-Sector	Invesco Technology – Class A Adviser: Invesco Advisers, Inc.	1.02%	19.83%	10.12%	15.51%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.63%	3.76%	2.85%	1.77%
Multi Cap Value	Invesco Value Opportunities – Class A Adviser: Invesco Advisers, Inc.	1.02%	20.15%	19.86%	14.16%
Large Cap Blend	Janus Henderson Adaptive Risk Managed U.S. Equity – Class S Adviser: Janus Henderson Investors US LLC	1.09%	12.94%	10.28%	10.86%
A-3

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	Janus Henderson Overseas – Class S Adviser: Janus Henderson Investors US LLC	1.19%	28.29%	8.94%	8.77%
Large Cap Value	NAA Large Cap Value – Class A Adviser: New Age Alpha Advisors, LLC	1.38%	8.50%	10.84%	10.11%
Large Cap Blend	NAA Large Core – Class A Adviser: New Age Alpha Advisors, LLC	1.25%	10.52%	12.18%	13.28%
Mid Cap Growth	NAA Mid Growth – Class A Adviser: New Age Alpha Advisors, LLC	1.52%	-2.97%	3.41%	9.89%
Speciality	NAA Opportunity – Class A Adviser: New Age Alpha Advisors, LLC	1.72%	-6.65%	3.24%	2.14%
Mid Cap Value	NAA SMid Cap Value – Class A Adviser: New Age Alpha Advisors, LLC	1.24%	2.08%	8.01%	9.21%
Global Equity	NAA World Equity Income – Class A Adviser: New Age Alpha Advisors, LLC	1.59%	16.55%	9.88%	8.99%
Intermediate Term Bond	Neuberger Core Bond – Class A Adviser: Neuberger Berman Investment Advisers LLC	0.79%	2.21%	-1.44%	1.44%
Large Cap Value	Neuberger Large Cap Value – Advisor Class Adviser: Neuberger Berman Investment Advisers LLC	1.10%	20.25%	10.34%	12.64%
Specialty	Neuberger Quality Equity – Trust Class Adviser: Neuberger Berman Investment Advisers LLC	1.04%	17.18%	13.68%	13.28%
Large Growth	PGIM Jennison Focused Growth – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.09%	15.89%	7.77%	15.69%
Small Cap Growth	PGIM Jennison Small Company – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.12%	6.88%	7.22%	10.47%
Small Cap Value	PGIM Quant Solutions Small-Cap Value – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	1.15%	13.35%	11.57%	8.52%
High Yield Bond	PIMCO High Yield – Class A Adviser: Pacific Investment Management Company LLC	0.98%	8.19%	3.58%	5.25%
International Bond	PIMCO International Bond (U.S. Dollar-Hedged) – Class R Adviser: Pacific Investment Management Company LLC	1.22%	3.64%	0.71%	2.65%
Small Cap Value	Royce Small-Cap Opportunity – Service Class Adviser: Royce & Associates, LP	1.60%	11.58%	9.57%	12.35%
Small Cap Blend	Royce Small-Cap Value – Service Class Adviser: Royce & Associates, LP	1.62%	6.68%	9.88%	7.68%
Balanced/Asset Allocation	T. Rowe Price Capital Appreciation – Advisor Class Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	1.01%	12.16%	9.18%	10.95%
A-4

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	T. Rowe Price Growth Stock – Class R Adviser: T. Rowe Price Associates, Inc.	1.17%	15.04%	8.79%	13.56%
Specialty-Sector	Victory RS Science and Technology – Class A Adviser: Victory Capital Management Inc.	1.46%	11.90%	0.22%	14.28%
Mid Cap Value	Victory RS Value – Class A Adviser: Victory Capital Management Inc.	1.33%	-1.37%	8.09%	8.17%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Fixed Option — The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Options, as noted below.
See “The Fixed Account” in the prospectus for a description of the Fixed Investment Options’ features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%
Optional Rider Investment Restrictions

There are no investment restrictions under the Contract. However, if you elected one of the optional riders listed in the table below, your Contract is impacted by investment allocations, as set forth below.
Rider	Investment Restriction	Investment Allocation Impact on Crediting Rate
Guaranteed Minimum Income Benefit at 5%	N/A
If you elect the Guaranteed Minimum Income Benefit at 5%, the
Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount or the Fixed Account.

Guaranteed Growth Death Benefit	N/A
If you elect the Guaranteed Growth Death Benefit at 5%, 6% or
7%, the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market
Subaccount or the Fixed Account.

A-5

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121455.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000228726

SECUREDESIGNS® VARIABLE ANNUITY
May 1, 2026
SBL Variable Annuity Account XIV
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
6917A
32-69179-01 2026/05/01

1

General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is organized under the laws of the State of Kansas and is admitted to do business in the District of Columbia and all states except for New York. It was originally organized as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established SBL Variable Annuity Account XIV as a separate account under Kansas law on June 26, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $534,142, $630,280, and $813,931, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Arrangements with Entities Associated with the NEA

The NEA Retirement Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members (“NEA Retirement products”). The Contract is made available under the NEA Retirement Program pursuant to an agreement between the Company and NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of The National Education Association of the United States (the “NEA”). The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.
The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2025 in excess of $11,500. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.
2

Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the NAA Large Core Series Subaccount, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00085
Net Subaccount Adjustment Per Unit		$0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$120.75
3

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the NAA Large Core Series Subaccount as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity to $24,500 for tax year 2026. The $24,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $8,000 can be made to a 403(b) annuity during the 2026 tax year. The $8,000 limit may be adjusted for inflation in $500 increments for future tax years. A higher catch-up contribution limit of $11,250 instead of $8,000 applies for individuals aged 60, 61, 62 and 63 in 2026.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2026 is the lesser of (i) $72,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$24,500 in 2026 with a $8,000 limit on catch up contributions on or after age 50 ($11,250 instead of $8,000 for individuals aged 60, 61, 62 and 63), and a special additional limit of up to $3,000 a year (subject to a $15,000 lifetime limit) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $24,500 elective contribution limit makes $11,000 in contributions to a Roth 403(b) annuity contract, the individual can only make $13,500 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)
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$7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional rider charges of 2.85%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and
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dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
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NEA VALUEBUILDER VARIABLE ANNUITY
May 1, 2026
SBL Variable Annuity Account XIV
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the NEA Valuebuilder Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-NEA-VALU or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
NEA 191A
28-01910-01 2026/05/01

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General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is organized under the laws of the State of Kansas and is admitted to do business in the District of Columbia and all states except for New York. It was originally organized as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established SBL Variable Annuity Account XIV as a separate account under Kansas law on June 26, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $534,142, $630,280, and $813,931, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Arrangements with Entities Associated with the NEA

The NEA Retirement Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members (“NEA Retirement products”). The Contract is made available under the NEA Retirement Program pursuant to an agreement between the Company and NEA’s Member Benefits Corporation (“MBC”), a wholly-owned subsidiary of The National Education Association of the United States (the “NEA”). The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.
The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2025 in excess of $11,500. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.
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Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the NAA Large Core Subaccount and one rider with a charge of 0.10%, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.75%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.75%
Excess Charge on an Annual Basis		0.10%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00085
Net Subaccount Adjustment Per Unit		$0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$120.75
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The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the NAA Large Core Subaccount as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity to $24,500 for tax year 2026. The $24,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $8,000 can be made to a 403(b) annuity during the 2026 tax year. The $8,000 limit may be adjusted for inflation in $500 increments for future tax years. A higher catch-up contribution limit of $11,250 instead of $8,000 applies for individuals aged 60, 61, 62 and 63 in 2026.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2026 is the lesser of (i) $72,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$24,500 in 2026 with a $8,000 limit on catch up contributions on or after age 50 ($11,250 instead of $8,000 for individuals aged 60, 61, 62 and 63), and a special additional limit of up to $3,000 a year (subject to a $15,000 lifetime limit) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $24,500 elective contribution limit makes $11,000 in contributions to a Roth 403(b) annuity contract, the individual can only make $13,500 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)
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$7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional rider charges of 2.45%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and
5

dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
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SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
May 1, 2026
SBL Variable Annuity Account XIV
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the Security Benefit Advisor Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
6919A
32-69197-01 2026/05/01

1

General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is organized under the laws of the State of Kansas and is admitted to do business in the District of Columbia and all states except for New York. It was originally organized as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established SBL Variable Annuity Account XIV as a separate account under Kansas law on June 26, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $534,142, $630,280, and $813,931, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional riders, other than the Bonus Match Rider (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
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The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the NAA Large Core Subaccount and one rider with a charge of 0.10%, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.75%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.75%
Excess Charge on an Annual Basis		0.10%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00085
Net Subaccount Adjustment Per Unit		$0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$120.75
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the NAA Large Core Subaccount as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
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Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity to $24,500 for tax year 2026. The $24,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $8,000 can be made to a 403(b) annuity during the 2026 tax year. The $8,000 limit may be adjusted for inflation in $500 increments for future tax years. A higher catch-up contribution limit of $11,250 instead of $8,000 applies for individuals aged 60, 61, 62 and 63 in 2026.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2026 is the lesser of (i) $72,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$24,500 in 2026 with a $8,000 limit on catch up contributions on or after age 50 ($11,250 instead of $8,000 for individuals aged 60, 61, 62 and 63), and a special additional limit of up to $3,000 a year (subject to a $15,000 lifetime limit) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $24,500 elective contribution limit makes $11,000 in contributions to a Roth 403(b) annuity contract, the individual can only make $13,500 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
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Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional rider charges of 2.45%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; (4) the charge for certain Waivers of Withdrawal Charge Riders of 0.25%; and (5) the contingent deferred sales charge.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements
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appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
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ADVANCEDESIGNSSM VARIABLE ANNUITY
May 1, 2026
SBL Variable Annuity Account XIV
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the AdvanceDesigns Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
6918A
32-69186-01 2026/05/01

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General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is organized under the laws of the State of Kansas and is admitted to do business in the District of Columbia and all states except for New York. It was originally organized as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established SBL Variable Annuity Account XIV as a separate account under Kansas law on June 26, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $534,142, $630,280, and $813,931, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Custodian

The Company acts as custodian of the Separate Account. We have custody of all assets and cash of the Separate Account and handle the collection of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.
Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 1.20%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the
2

minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the NAA Large Core Series Subaccount and no riders, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		1.30%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	1.20%
Excess Charge on an Annual Basis		0.10%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00085
Net Subaccount Adjustment Per Unit		$0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$120.75
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the NAA Large Core Series Subaccount as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.
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Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity to $24,500 for tax year 2026. The $24,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $8,000 can be made to a 403(b) annuity during the 2026 tax year. The $8,000 limit may be adjusted for inflation in $500 increments for future tax years. A higher catch-up contribution limit of $11,250 instead of $8,000 applies for individuals aged 60, 61, 62 and 63 in 2026.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2026 is the lesser of (i) $72,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$24,500 in 2026 with a $8,000 limit on catch up contributions on or after age 50 ($11,250 instead of $8,000 for individuals aged 60, 61, 62 and 63), and a special additional limit of up to $3,000 a year (subject to a $15,000 lifetime limit) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $24,500 elective contribution limit makes $11,000 in contributions to a Roth 403(b) annuity contract, the individual can only make $13,500 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
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Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional rider charges of 3.05%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
5

Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
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AEA VALUEBUILDER VARIABLE ANNUITY
May 1, 2026
SBL Variable Annuity Account XIV
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the AEA Valuebuilder Variable Annuity dated May 1, 2026, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-NEA-VALU or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
AEA 320A
27-03207-01 2026/05/01

1

General Information and History

The Company — The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is organized under the laws of the State of Kansas and is admitted to do business in the District of Columbia and all states except for New York. It was originally organized as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account — The Company established SBL Variable Annuity Account XIV as a separate account under Kansas law on June 26, 2000. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Company pays commissions to Selling Broker-Dealers through SDL in connection with sales of the Contract. During fiscal years 2025, 2024, and 2023, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $534,142, $630,280, and $813,931, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information — For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.95%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent
2

Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.
the amount of subaccount adjustment per Accumulation Unit; times
2.
the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.
the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the NAA Large Core Subaccount and one rider with a charge of 0.10%, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.95%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.95%
Excess Charge on an Annual Basis		0.10%
Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date	-	$9.975
Gross Subaccount Adjustment Per Unit		$0.025
Less: Excess Charge Per Unit	-	$0.00085
Net Subaccount Adjustment Per Unit		$0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$120.75
The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the NAA Large Core Subaccount as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.
Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity to $24,500 for tax year 2026. The $24,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $8,000 can be made to a 403(b) annuity during the
3

2026 tax year. The $8,000 limit may be adjusted for inflation in $500 increments for future tax years. A higher catch-up contribution limit of $11,250 instead of $8,000 applies for individuals aged 60, 61, 62 and 63 in 2026.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2026 is the lesser of (i) $72,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$24,500 in 2026 with a $8,000 limit on catch up contributions on or after age 50 ($11,250 instead of $8,000 for individuals aged 60, 61, 62 and 63), and a special additional limit of up to $3,000 a year (subject to a $15,000 lifetime limit) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $24,500 elective contribution limit makes $11,000 in contributions to a Roth 403(b) annuity contract, the individual can only make $13,500 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of (i) $7,500 (for 2026) or (ii) 100% of the individual’s taxable compensation.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,100 in 2026 (indexed for inflation in future tax years).
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $7,500 or $8,600 if age 50 or older (for 2026) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $72,000 (for 2026). Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base
4

period return”). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional rider charges of 2.65%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Yields and total returns do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, performance would be lower.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners, including
5

withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst  & Young  LLP, 1828 Walnut Street, Suite 600, Kansas City, Missouri, 64108-1840, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and the financial statements of SBL Variable Annuity Account XIV at December 31, 2025, and for each of the specified periods ended December 31, 2025 and 2024, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
6

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S

Security Benefit Life Insurance Company and Subsidiaries

Years Ended December 31, 2025, 2024 and 2023

With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Financial Statements

Years Ended December 31, 2025, 2024, and 2023

Report of Independent Auditors

The Board of Directors

Security Benefit Life Insurance Company

Opinion

We have audited the consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries (the Company), which comprise the consolidated balance sheets as of December 31, 2025 and 2024, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with accounting principles generally accepted in the United States of America.

Adoption of ASU No. 2018-12

As discussed in Notes 1 and 2 to the financial statements, the Company changed its method of accounting for long-duration contracts in each of the three years in the period ended December 31, 2025 due to the adoption of ASU No. 2018-12, Financial Services – Insurance (Topic 944), Targeted Improvements to the Accounting for Long-Duration Contracts.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

2603-10001-CS	1

A member firm of Ernst & Young Global Limited

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Kansas City, Missouri

April 24, 2026

2603-10001-CS	2

A member firm of Ernst & Young Global Limited

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31,
	2025	2024
	(in thousands)
Assets
Investments:
Fixed maturities, available for sale ($39,826.8 million and $37,230.7 million in amortized cost for 2025 and 2024, respectively; includes $233.2 million and $332.2 million related to consolidated variable interest entities for 2025 and 2024, respectively; includes $46.5 million and $46.5 million in credit loss allowances for 2025 and 2024,respectively)	$39,944,617	$36,912,840
Fixed maturities, trading	85,453	76,221
Equity securities	1,416,745	991,706
Notes receivable from related parties	5,533,886	2,079,394
Mortgage loans	3,886,944	2,745,425
Policy loans	59,079	62,973
Cash and cash equivalents (includes $0.8 million and $42.5 million related to consolidated variable interest entities for 2025 and 2024, respectively)	2,131,843	3,815,783
Short-term investments	320,751	91,020
Derivative assets	1,541,359	1,266,094
Pledged securities	60,027	—
Other invested assets (includes $293.6 million and $306.3 million related to consolidated variable interest entities for 2025 and 2024, respectively)	1,520,782	1,617,315

Total investments	56,501,486	49,658,771
Accrued investment income (includes $5.0 million and $0.9 million related to consolidated variable interest entities for 2025 and 2024, respectively)	613,933	647,867
Reinsurance recoverable	12,507,818	10,682,423
Deferred policy acquisition costs, deferred sales inducement costs and value of business acquired	3,495,288	3,089,566
Other assets	1,087,227	713,633
Separate account assets	6,804,874	6,416,351

Total assets	$81,010,626	$71,208,611

See accompanying notes.

3

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets (continued)

	December 31,
	2025	2024
	(in thousands)
Liabilities and stockholder’s equity
Liabilities:
Interest sensitive contract liabilities and future policy benefits	$46,048,729	$40,897,076
Funds withheld and held liability	11,066,965	9,201,462
Market risk benefits	3,319,550	3,022,203
Deferred income tax liability	117,292	31,242
Debt	111,981	113,173
Debt from consolidated variable interest entities	—	47,255
Derivative collateral	1,255,282	894,549
Repurchase agreements	1,511,982	328,443
Payables for collateral under securities loaned	62,657	—
Other liabilities	1,143,232	1,164,472
Separate account liabilities	6,804,874	6,416,351

Total liabilities	71,442,544	62,116,226
Stockholder’s equity:
Common stock (1)	7,000	7,000
Additional paid-in capital	4,394,457	4,394,107
Accumulated other comprehensive income (loss)	246,357	(67,233)
Retained earnings	4,828,121	4,652,283

Total Security Benefit Life Insurance Company stockholder’s equity	9,475,935	8,986,157
Noncontrolling interest	92,147	106,228

Total stockholder’s equity	9,568,082	9,092,385

Total liabilities and stockholder’s equity	$81,010,626	$71,208,611

(1)	$10 par value, 1,000,000 shares authorized, 700,000 issued and outstanding

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Revenues:
Net investment income	$2,745,131	$3,026,091	$2,695,803
Asset-based and administrative fees	72,770	73,081	66,893
Other product charges	257,374	273,050	245,274
Investment-related gains (losses)	504,980	379,060	98,679
Other revenues	220,703	138,361	131,493

Total revenues	3,800,958	3,889,643	3,238,142
Benefits and expenses:
Interest sensitive contract and future policy benefits	1,298,493	1,046,772	970,788
Market risk benefit measurement (gains) losses	382,831	484,503	775,456
Other benefits	193,937	160,705	59,302

Total benefits	1,875,261	1,691,980	1,805,546
Other operating expenses	414,701	431,168	389,995
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	412,231	351,823	318,122
Interest expense	82,137	212,025	158,168

Total benefits and expenses	2,784,330	2,686,996	2,671,831

Income before income tax expense	1,016,628	1,202,647	566,311
Income tax expense	212,715	247,836	111,758

Net income	803,913	954,811	454,553
Less: Net income (loss) attributable to noncontrolling interest	(14,081)	3,072	—

Net income attributable to Security Benefit Life Insurance Company	$817,994	$951,739	$454,553

See accompanying notes.

5

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Net income	$803,913	$954,811	$454,553
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investments and hedging instruments	252,129	318,272	1,003,001
Remeasurement gains (losses) of future policy benefits related to discount rate	(4,235)	4,871	(4,132)
Remeasurement gains (losses) on market risk benefits related to credit risk	65,696	(144,504)	(110,449)

Total other comprehensive income (loss), net of tax	313,590	178,639	888,420

Comprehensive income (loss)	1,117,503	1,133,450	1,342,973
Less: Comprehensive income (loss) attributable to noncontrolling interest	(14,081)	3,072	—

Comprehensive income (loss) attributable to Security Benefit Life Insurance Company	$1,131,584	$1,130,378	$1,342,973

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated		Total
		Additional	Other		SBLIC
	Common	Paid-In	Comprehensive	Retained	Stockholder’s	Noncontrolling
	Stock	Capital	Income (Loss)	Earnings	Equity	Interest	Total
	(in thousands)
Balance at January 1, 2023	$7,000	$3,959,107	$(902,353)	$3,537,884	$6,601,638	$—	$6,601,638
Adoption of new accounting standards [1]	—	—	—	(4,912)	(4,912)	—	(4,912)
Adoption of new accounting standards [2]	—	—	(231,939)	918,019	686,080	—	686,080

Adjusted Balance at January 1, 2023	7,000	3,959,107	(1,134,292)	4,450,991	7,282,806	—	7,282,806
Net income	—	—	—	454,553	454,553	—	454,553
Other comprehensive income (loss), net	—	—	888,420	—	888,420	—	888,420
Contribution from parent	—	435,000	—	—	435,000	—	435,000
Dividends paid	—	—	—	(350,000)	(350,000)	—	(350,000)

Balance at December 31, 2023	7,000	4,394,107	(245,872)	4,555,544	8,710,779	—	8,710,779
Net income	—	—	—	951,739	951,739	3,072	954,811
Other comprehensive income (loss), net	—	—	178,639	—	178,639	—	178,639
Contribution from parent	—	—	—	—	—	103,156	103,156
Dividends paid	—	—	—	(855,000)	(855,000)	—	(855,000)

Balance at December 31, 2024	7,000	4,394,107	(67,233)	4,652,283	8,986,157	106,228	9,092,385
Net income	—	—	—	817,994	817,994	(14,081)	803,913
Other comprehensive income (loss), net	—	—	313,590	—	313,590	—	313,590
Contribution from parent	—	350	—	—	350	—	350
Contribution of noncontrolling interest	—	—	—	—	—	—	—
Dividends paid	—	—	—	(642,156)	(642,156)	—	(642,156)

Balance at December 31, 2025	$7,000	$4,394,457	$246,357	$4,828,121	$9,475,935	$92,147	$9,568,082

1

Effective January 1, 2023, the Company adopted ASU 2016-13, Financial Instruments—Credit Losses, Measurement of Credit Losses on Financial Instruments, as clarified and amended by ASU 2019-04, Codification Improvements to Topic 326; ASU 2019-05 Financial Instruments—Credit Losses (Topic 326): Targeted Relief; and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses.

2

Effective January 1, 2025, with a transition date of January 1, 2023, the Company adopted ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI). The Company applied a modified retrospective approach for liabilities for future policy benefits, DAC, DSI, and VOBA, and a full retrospective approach for market risk benefits, as required.

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Operating activities
Net income	$803,913	$954,811	$454,553
Adjustments to reconcile net income to net cash and cash equivalents provided by (used in) operating activities:
Index credits and interest credited to account balances	1,229,064	1,128,491	586,521
Policy acquisition costs deferred	(427,324)	(359,442)	(366,519)
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	411,975	351,823	318,122
Investment-related (gains) losses	(504,980)	(379,060)	(98,679)
Change in equity method investments	(17,455)	(93,438)	(80,456)
Amortization of investment premiums and discounts	(36,485)	(105,247)	(54,087)
Interest sensitive contract and future policy benefits	69,429	(81,719)	377,405
Depreciation and amortization	2,458	7,358	12,342
Market risk benefits measurements (gains) losses	382,831	484,503	775,456
Changes in operating assets and liabilities:
Deferred income taxes	2,690	(94,620)	(197,510)
Funds withheld and held liability	1,756,581	1,334,587	1,813,995
Investment income due and accrued	(515,103)	(485,052)	(431,741)
Other assets and liabilities	(12,695)	166,700	147,082

Net cash and cash equivalents provided by operating activities	3,144,899	2,829,695	3,256,484
Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	16,870,283	21,718,867	8,021,523
Mortgage loans	918,480	338,443	103,769
Derivative assets	1,152,298	1,065,262	484,689
Notes receivable from related parties	4,453,293	4,958,630	3,788,848
Net sales (purchases) of fixed maturities, trading	(8,308)	18,208	(35,834)
Other invested assets	525,201	558,914	612,226

	23,911,247	28,658,324	12,975,221
Acquisitions of investments:
Fixed maturities available for sale	(19,715,288)	(17,707,094)	(12,723,875)
Mortgage loans	(1,774,194)	(2,162,112)	(100,406)
Derivative assets	(724,314)	(523,545)	(428,418)
Notes receivable from related parties	(7,903,461)	(6,035,840)	(3,086,017)
Net sales (purchases) of equity securities at fair value	(107,504)	(231,145)	(49,388)
Other invested assets	(727,887)	(1,176,693)	(327,064)

	(30,952,648)	(27,836,429)	(16,715,168)
Net sales (purchases) of property and equipment	(301)	(263)	(3,377)
Net sales (purchases) of short-term investments	(44,316)	71,817	547,351
Net decrease (increase) in policy loans	3,894	1,398	1,936

Net cash and cash equivalents provided by (used in) investing activities	(7,082,124)	894,847	(3,194,037)

See accompanying notes.

8

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Financing activities
Payments on debt and debt from consolidated VIEs	(47,255)	(190,277)	88,754
Contribution of noncontrolling interest	—	103,156	—
Capital contribution from parent	350	—	435,000
Dividends paid to parent	(540,000)	(355,000)	(350,000)
Net change in repurchase agreements	1,188,392	(684,055)	112,119
Cash receipts under securities lending program	62,657	—	—
Deposits to annuity account balances	5,339,726	4,684,487	4,132,870
Withdrawals from annuity account balances	(3,750,585)	(5,020,009)	(4,204,464)

Net cash and cash equivalents provided by (used in) financing activities	2,253,285	(1,461,698)	214,279

Increase (decrease) in cash and cash equivalents	(1,683,940)	2,262,844	276,726
Cash and cash equivalents at beginning of period	3,815,783	1,552,939	1,276,213

Cash and cash equivalents at end of period	$2,131,843	$3,815,783	$1,552,939

Supplemental disclosures of cash flow information
Cash paid during the period for:
Interest	$67,996	$109,701	$60,645

Income taxes	$237,400	$258,430	$321,301

Supplemental disclosure of non-cash information
Cash received in the prior year for policies issued in the current year	$28,607	$31,575	$81,441

Securities purchased not yet settled in cash	$(294,954)	$(436,817)	$(49,760)

Securities sold not yet settled in cash	$346,368	$82,280	$110,914

Accrued interest paid in kind	$575,322	$585,741	$382,913

In-kind dividends to parent	$102,156	$500,000	$—

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

Years Ended December 31, 2025, 2024 and 2023

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (“SBLIC”), together with its subsidiaries and consolidated variable interest entities (“VIEs”) (see Note 4) (referred to herein, collectively, as SBLIC, the Company, or we), consist primarily of marketing and distributing annuities, retirement plans, and other related products throughout the United States. Security Distributors, LLC (“SD”), a subsidiary of Security Benefit Life Insurance Company (“SBLIC”), is a registered broker/dealer with the Securities and Exchange Commission (“SEC”) and is a member of the Financial Industry Regulatory Authority. The Company has entered into an agreement with Security Benefit Business Services, LLC (SBBS), an affiliate, to handle most corporate functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and an allocable portion of these costs are then billed to the Company.

The Company offers a diversified portfolio of products comprised primarily of fixed annuities, fixed index annuities (“FIA”), variable annuities (“VA”), and retirement plans. Our products are distributed by independent representatives through third-party distribution channels and sales networks.

Basis of Presentation

The financial statements of the Company are presented in accordance with U.S. generally accepted accounting principles (“GAAP”) on a consolidated basis and include the operations of SBLIC and its subsidiaries, SD; SAILES 2, LLC (“SAILES”); Sixth Avenue Reinsurance Company (“SARC”); Bentley Park, LLC, Chisholm Trail, LLC; Coronado Heights, LLC; Earhart Capital, LLC; Hawk Trail, LLC; Monarch Field, LLC; Perry Park, LLC; Pinckney Holdings, LLC; Ripley Park, LLC; SB 625 Madison Holdings, LLC; SB IIS Co., LLC; SB ISH, LLC; Shamrock Valley, LLC; Triple 8, LLC; IDF VI, LLC; IDF V, LLC; SecBen GBM Investco, LLC; FHI Investor, LLC; and the consolidated VIEs (see Note 4). All intercompany accounts and transactions have been eliminated in the consolidation.

10

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Use of Estimates

The preparation of the Consolidated Financial Statements and accompanying notes in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; valuation of over-the-counter derivative financial instruments; determination of investment impairments and valuation allowances; calculation of liabilities for future policy benefits; valuation of market risk benefit assets and liabilities; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flows on certain structured securities. Management believes that the estimates used in preparing its Consolidated Financial Statements are reasonable.

Significant Accounting Policies

Investments

Fixed maturity investments include bonds, asset-backed securities, redeemable preferred stock, and collateral loans. Fixed maturity investments are classified as available for sale (“AFS”) and carried at fair value, with related unrealized gains and losses, exclusive of allowance for expected credit losses, reflected as a component of Accumulated other comprehensive income or loss (“AOCI”) in the Consolidated Balance Sheets.

The Company classified as trading certain fixed maturity securities investments. The change in fair value of these financial instruments is recognized as a component of Investment-related gains (losses) in the Consolidated Statements of Operations.

Equity securities include mutual funds, common stock, and non-redeemable preferred stock. Equity investments not accounted for under the equity method of accounting or the measurement alternative are carried at fair value, with related unrealized gains and losses recognized as a component of the Investment-related gains (losses) in the Consolidated Statements of Operations.

11

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Investments in joint ventures and partnerships are reported in Other invested assets on the Consolidated Balance Sheets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees.

Realized capital gains and losses on sales of investments are determined using the specific identification method. Unrealized capital gains and losses related to trading securities are reported as a component of Investment-related gains (losses) in the Consolidated Statements of Operations. Credit losses are also reported within Investment-related gains (losses) in the Consolidated Statements of Operations.

The Company evaluates its fixed maturity AFS investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process involves monitoring market events that could affect issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also entails monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit risk. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent the Company determines an unrealized loss is due to credit risk, an allowance for credit loss is recognized through a reduction to Net income.

12

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The credit loss component of a structured security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The structured securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics such as: expectations of delinquency and default rates, loss severity, asset spreads, and prepayment speeds, as well as structural support, including subordination and guarantees. The Company does not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts in Fixed maturities, available for sale deemed uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if the Company intends to sell a security or if it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost, which in some cases, may extend to maturity. Any additional impairment, other than for credit loss, is recorded as a component of Other comprehensive income (“OCI”), net of income taxes, on the Consolidated Statements of Comprehensive Income.

Commercial and residential mortgage loans are generally reported at cost, adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in Net investment income in the Consolidated Statements of Operations. Any change in the mortgage loan valuation allowances are reported in Investment-related gains (losses) on the Consolidated Statements of Operations. See Note 3 for details around our valuation allowance.

13

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balance.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

The Company has agreed to provide a loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee on unfunded amounts and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 14.

The Company has variable interest investments in different types of securitization entities, which are deemed VIEs. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. When the Company is determined to be the primary beneficiary of a VIE, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, the Company would not consolidate a VIE when it is not the primary beneficiary. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a variable interest.

14

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Asset and Liability Derivatives

The Company hedges certain exposures to equity market risk, foreign exchange risk, and interest rate risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the Consolidated Balance Sheets at fair value. Derivative instruments that are not designated in hedge accounting relationships are recorded at fair value, with changes in fair value recognized in Investment-related gains (losses) on the Consolidated Statements of Operations.

The Company issues certain products and periodically enters into certain transactions that contain a derivative that is embedded in the product or the transaction, and must be accounted for under Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”).

Embedded derivatives are bifurcated from host contracts when the embedded feature is not clearly and closely related to the host and would qualify as a derivative on a standalone basis. Bifurcated embedded derivatives are reported within policy liabilities and measured at fair value, with changes recognized in earnings. See Note 11 for a description of embedded derivatives related to fixed index annuity index credits.

The Company previously entered into distribution arrangements under which it earned level commission payments over time. The related commission receivable includes an embedded lapse risk feature. In accordance with ASC 815, the lapse risk feature is bifurcated and accounted for as a derivative. The derivative is measured at fair value, with changes recognized in earnings.

The Company is party to both bilateral and tri-party agreements with certain derivative instrument counterparties that require the posting of collateral based on the fair value of derivative positions, subject to agreed-upon thresholds. Under bilateral arrangements, cash collateral received is recorded as an asset with a corresponding liability. Under certain tri-party arrangements, collateral is held by a third-party custodian and is not recognized on the Company’s Consolidated Balance Sheets.

15

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s Consolidated Statements of Operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

The realization of deferred tax assets related to unrealized losses on available for sale fixed maturity securities is based on the Company’s ability to hold the securities for a period of time sufficient to allow for the recovery of the value.

16

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired

Deferred policy acquisition costs (“DAC”) represents incremental, direct costs incurred to successfully acquire new insurance or annuity contracts. Deferred sales inducement costs (“DSI”) represents amounts credited to policyholders as sales incentives at contract inception that are incremental to amounts credited on similar contracts without such features. Value of business acquired (“VOBA”) represents the fair value of in-force contracts acquired in a business combination and is recorded as an intangible asset.

DAC, DSI, and VOBA related to long-duration contracts are amortized on a constant-level basis over the expected term of the related contracts, generally at a grouped contract level. The amortization period reflects best estimate assumptions regarding contract persistency, including lapses, withdrawals, and mortality. Assumptions are reviewed at least annually and changes in expected contract duration are reflected prospectively.

Certain policyholder transactions, including contract exchanges or modifications, are accounted for as internal replacements. Internal replacements are accounted for as a termination of the original contract and issuance of a new contract, and any associated unamortized DAC or DSI is written off at the time of replacement.

In 2025, the Company performed its annual review of significant assumptions and updated certain assumptions to reflect emerging experience and expectations for future performance. Revisions primarily related to policyholder behavior assumptions, including utilization rates for rider benefits and full surrender rates. The updates were based on recent experience studies, industry data, and refinements to modeling methodologies.

In 2024, the Company performed its annual review of significant assumptions and updated certain assumptions to reflect emerging experience and updated modeling approaches. Revisions primarily related to policyholder behavior assumptions, including surrender patterns and rider utilization, as well as mortality assumptions for certain products. The Company also refined certain modeling methodologies used to project policyholder behavior.

17

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

The following table provides the policy count weighted-average durations using the above assumptions over the DAC and DSI amortization period, in years ended December 31:

	2025	2024
Fixed Index Annuity	5.5	6.1
Fixed Annuity	2.6	3.2
Variable Annuity	10.2	10.3

Total	5.4	6.0

The following table provides the policy count weighted-average durations during the VOBA amortization period, in years ended December 31:

	2025	2024
Fixed Index Annuity	4.1	4.7
Fixed Annuity	2.2	2.4
Variable Annuity	8.5	9.1

Total	6.2	6.8

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage risks associated with its annuity operations, optimize capital, and manage exposure to large losses. These agreements include coinsurance and coinsurance with funds withheld arrangements.

In the accompanying Consolidated Financial Statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded. Policy liabilities, including liabilities for future policy benefits, interest sensitive contract liabilities, and market risk benefits (“MRBs”), are reported gross of reinsurance ceded.

18

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Under coinsurance with funds withheld arrangements, the Company transfers all or a portion of the risks and benefits associated with specific policies to reinsurers while retaining the invested assets supporting the ceded reserves on its Consolidated Balance Sheets. The corresponding obligation to the reinsurer is recorded as a funds withheld and held liability and is adjusted for changes in the fair value of the underlying assets in accordance with the terms of the reinsurance agreement.

Reinsurance premiums and benefits are accounted for in a manner consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Reinsurance recoverables related to liability for future policy benefits, interest sensitive contract liabilities, and MRBs are recorded within Reinsurance recoverable on the Consolidated Balance Sheets.

In accordance with Accounting Standards Update (“ASU”) 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”):

•	Ceded liabilities for Interest sensitive contract liabilities and future policy benefits are measured using assumptions consistent with the underlying direct contracts.

•

Ceded MRBs are measured at fair value, consistent with the measurement of direct MRBs. Changes in the fair value of ceded MRBs are recognized in earnings, except for the portion attributable to changes in instrument-specific credit risk, which is recorded in OCI.

•

Certain reinsurance agreements include embedded derivatives, including funds withheld features, that are accounted for under ASC 815. These embedded derivatives are measured at fair value, with changes in fair value recognized in Investment-related gains (losses).

19

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.

Other Assets

Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 40 years. Property and equipment is reported within Other assets on the Consolidated Balance Sheets.

Goodwill is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. If the fair value of the reporting unit is lower than the reporting unit’s carrying value, goodwill is written down, and a charge is reported in the Consolidated Statements of Operations. Goodwill is reported within Other assets on the Consolidated Balance Sheets.

20

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Separate Accounts

The Separate account assets and Separate account liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The Separate account assets are carried at fair value, and Separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account contract holders of the Company are excluded from the amounts reported in the Consolidated Statements of Operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in Net investment income in the accompanying Consolidated Statements of Operations. Revenues from charges on separate account products consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Interest sensitive contract liabilities and future policy benefits

Interest sensitive contract liabilities are primarily associated with deferred annuities, consisting of fixed, variable, and index annuities, interest-sensitive life insurance, funding agreements, and other investment-type contracts comprised of immediate annuities without significant mortality risk.

Liabilities for interest sensitive life and deferred annuity products, including fixed annuities and the fixed portion of variable and index annuities, represent contract values accumulated with interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Interest crediting rates ranged from 1.0% to 6.6%, 1.0% to 6.7%, and 1.0% to 6.9% during each of the years 2025, 2024, and 2023, respectively.

For fixed index annuities, the liability consists of: (i) the host (guaranteed) component, (ii) the embedded derivative component related to index credits, and (iii) any fixed account balance. The host component is established at contract inception and accreted over the life of the contract at a constant effective interest rate. The embedded derivative is measured at fair value using discounted cash flow techniques based on projected excess benefits over minimum guarantees, discounted using observable risk-free interest rates adjusted for the Company’s nonperformance risk. Changes in fair value are recognized in earnings.

21

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Significant assumptions used in the calculation of the index annuity embedded derivative include projected option budget levels, performance of the underlying index, expected policyholder behavior (including lapses and benefit utilization), and discount rates. The discount rate used in valuing the embedded derivative incorporates a provision for nonperformance risk and a margin for uncertainty in projected cash flows.

Liabilities for future policy benefits for traditional life and life-contingent immediate annuity products are measured using a net level premium method.

Assumptions used in measuring the liability for future policy benefits are reviewed at least annually and updated prospectively as necessary. Significant assumptions include mortality, morbidity, lapse, and expense assumptions.

The liability for future policy benefits is discounted using an upper-medium grade (low credit risk) fixed income instrument yield that maximizes the use of observable market inputs. The discount rate is based on a U.S. corporate bond yield curve for instruments rated A (or equivalent), derived from observable market data. The Company utilizes a published market yield curve and converts the curve to forward rates for use in discounting projected cash flows. The yield curve is locked in at contract issuance for each issue-year cohort and is updated at each reporting date using current observable market yields. For durations beyond the last observable tenor, the Company holds the last observable rate constant. The difference between the liability measured using the locked-in discount rate and the liability measured using the current discount rate is recognized in AOCI.

22

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Market risk benefits

MRBs represent contract features that provide protection to the policyholder from capital market risk and expose the Company to other-than-nominal market risk. MRBs are measured at fair value at the contract level and may be recorded as either a liability or an asset and are included in Market risk benefits or Other assets, respectively, on the Consolidated Balance Sheets.

The fair value of an MRB represents the present value of projected excess benefits over the present value of attributed fees. Excess benefits represent projected benefits payable to the policyholder in excess of the contract account balance, as applicable. Attributed fees represent the portion of total contract fees allocated to the MRB based on its relative fair value at contract inception.

Changes in the fair value of MRBs are recognized in earnings within Market risk benefits measurement (gains) losses on the Consolidated Statements of Operations, excluding amounts attributable to changes in instrument-specific credit risk, which are recognized in OCI on the Consolidated Statements of Comprehensive Income. MRBs are measured gross of reinsurance. Ceded MRBs are measured at fair value and recorded within Reinsurance recoverable.

The Company’s annuity products, including FIAs and VAs, include certain guarantees that meet the definition of MRBs under ASC 944, Financial Services—Insurance. These guarantees include guaranteed minimum death benefits (“GMDB”), guaranteed lifetime withdrawal benefits (“GLWB”), guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum income benefits (“GMIB”), and certain rider charge refund features.

23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

MRBs are distinct from embedded derivatives related to FIA index-crediting features, which are accounted for under ASC 815.

Multiple MRB features on a single contract are treated as a single compound MRB for measurement purposes. At contract inception, the Company determines the total fees and assessments collectible from the policyholder and attributes a portion of those fees to the MRB based on the relative fair value of the guarantee. Attributed fees are included in the valuation of the MRB and are not permitted to exceed total explicit fees collectible from the policyholder.

If the present value of projected excess benefits exceeds the present value of attributed fees at contract inception, a corresponding asset is recognized and amortized using the same methodology and assumptions applied to DAC, consistent with the amortization framework described in Note 6.

Upon annuitization or extinguishment of the underlying account balance, the related MRB is derecognized, including amounts recorded in AOCI.

The determination of fair value requires the use of significant actuarial and capital market assumptions in projecting excess benefits over attributed fees. Judgment is required in developing both economic and policyholder behavior assumptions.

Economic assumptions include interest rates and implied volatilities throughout the duration of the liability. For index annuities, assumptions include projected equity returns, implied volatilities, and other market inputs that affect projected MRB cash flows (including benefits in excess of the account balance and attributed fees). Expected index credits and projected equity option costs are considered to the extent they impact projected account values and MRB utilization. Policyholder behavior assumptions, including lapses, withdrawals, mortality, and benefit utilization, are also incorporated into the valuation and significantly affect projected cash flows.

24

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

All inputs are used to project excess benefits and fees over a range of risk-neutral, stochastic interest rate scenarios. For index annuities, stochastic equity return scenarios are also incorporated. The discount rate includes a provision for nonperformance risk, reflecting the Company’s own credit spread.

Recognition of Revenues

Interest income and dividends, recorded in Net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in Net investment income over the contractual terms of the investments in a manner that produces an effective yield. For structured securities, included in the fixed maturity available for sale securities portfolios, the amortization/accretion of premiums and discounts incorporate prepayment assumptions to produce a constant yield over the expected life of the security. When actual prepayments differ significantly from originally anticipated prepayments, the accretable yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured securities other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flows. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in Net investment income.

25

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Revenues from Contracts with Customers

The Company has two revenue streams that are recognized in accordance with ASC 606, Revenue from Contracts with Customers: distribution revenue and shareholder administrative service revenue.

Distribution Revenue

SD enters into distribution and underwriting arrangements with various unaffiliated mutual fund companies. The Company primarily receives distribution fees paid by the fund over time. The performance obligation is the sale of securities to investors, which is fulfilled on the trade date. Amounts owed to the Company under the arrangements are primarily dependent on the value of the shares at future points in time, as well as the length of time the investor remains in the fund, both of which are highly susceptible to factors outside of the Company’s influence. These fee payments cannot be finalized until the market value of the fund and investor activity is known, which are usually at month end or quarter end. Distribution revenue for the years ended December 31, 2025, 2024 and 2023 amounted to $24.3 million, $23.2 million, and $20.4 million, respectively, and is included in the Consolidated Statements of Operations in Asset-based and administrative fees.

Shareholder Administrative Service Revenue

SBLIC enters into agreements with unaffiliated investment vehicles for the provision of services such as sub-transfer agency, record keeping and various shareholder administrative services. Management does not consider these to be a series of distinct services, but as a single performance obligation, because they are not separable and not distinct within the context of the contract and are highly interrelated. They have the same pattern of transfer (i.e., transfer to customers over time) and use the same method to measure progress (i.e., time based measure of progress). The Company

26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

primarily receives fees paid by the fund or its affiliates over time. The performance obligation is the completion of those services. Amounts owed to the Company under the arrangements are dependent on the value of the shares at future points in time, which are highly susceptible to factors outside of the Company’s influence. These fee payments cannot be finalized until the market value of the fund is known, which are usually monthly or quarterly. Service fee revenue for the years ended December 31, 2025, 2024, and 2023 amounted to $9.3 million, $9.4 million, and $8.8 million, respectively, and is included in the Consolidated Statements of Operations in Asset-based and administrative fees.

The Company evaluates the need for a credit loss allowance for accounts receivable that it believes will not be collected in full. There was no allowance for credit losses at December 31, 2025 or 2024.

Reclassifications

During the year ended December 31, 2025, the Company made certain reclassifications to improve the clarity and consistency of presentation on the Consolidated Balance Sheets and Consolidated Statements of Operations.

Consolidated Balance Sheets

Reclassifications include:

i.	derivative amounts previously reported within Other invested assets were combined with amounts previously presented as Call options into a new line item titled Derivative assets;

ii.

the separate line items for Deferred policy acquisition costs, Deferred sales inducement costs, and Value of business acquired were combined into a single line item titled Deferred policy acquisition costs, deferred sales inducement costs and value of business acquired;

27

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

iii.	the separate line items for Accounts receivable, Property and equipment, net, and Goodwill were aggregated into Other assets;

iv.	Policy reserves and annuity account values were renamed Interest sensitive contract liabilities and future policy benefits; and

v.	Surplus notes were renamed Debt.

Consolidated Statements of Operations

Reclassifications include:

i.	Change in fair value of options, futures and swaps was included within Investment-related gains (losses); and

ii.

the separate line items for Index credits and interest credited to account balances and Change in fixed annuity embedded derivative and related benefits were combined into a single line item titled Interest sensitive contract and future policy benefits.

Prior-period amounts have been reclassified to conform to the current-period presentation. These reclassifications had no effect on previously reported total assets, total liabilities, stockholder’s equity, net income, comprehensive income, or cash flows.

28

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Adoption of New Accounting Pronouncements

The following table provides a description of the adoption of new accounting standards:

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI)	Amends the accounting and disclosure requirements for long-duration insurance contracts. Key changes include: (i) annual review and updating of assumptions for liabilities for future policy benefits and updating discount rates each reporting period, with discount rate changes recognized in other comprehensive income; (ii) measurement of market risk benefits at fair value, with changes in instrument-specific credit risk recognized in other comprehensive income; (iii) amortization of DAC, DSI, and VOBA on a constant-level basis over the expected term of contracts; and (iv) expanded rollforward and assumption disclosures.	Effective January 1, 2025, with a transition date of January 1, 2023. The Company applied a modified retrospective approach for liabilities for future policy benefits and DAC, DSI, and VOBA and a full retrospective approach for market risk benefits, as required.	Adoption resulted in a cumulative increase to stockholder’s equity of $686.1 million as of January 1, 2023. See Note 2 for additional information regarding the impact of adoption.

29

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

See Note 2 for the effects of LDTI adoption on our 2023 Consolidated Financial Statements.

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Consolidated Financial Statements when adopted:

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2025-09, Hedge Accounting Improvements	Provides various targeted hedge accounting improvements with the goal of more closely aligning hedge accounting with the economics of an entity’s risk management activities.	January 1, 2028, including interim periods, with early adoption permitted. The amendments apply prospectively to all hedging relationships.	The Company is in the process of determining the impact of adopting the provisions of ASU 2025-09.

ASU 2025-08, Financial Instruments—Credit Losses: Purchased Loans	Requires purchased seasoned loans—defined as non-PCD loans (excluding credit cards) acquired 90+ days after origination when the acquirer was not involved in origination, as well as all non-PCD loans acquired in a business combination—be accounted for using the gross-up approach.	January 1, 2027, including interim periods, with early adoption permitted. The amendments apply prospectively to loans acquired after the effective date.	The Company is in the process of determining the impact of adopting the provisions of ASU 2025-08.

30

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

ASU 2025-07, Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract	Expands the non-exchange-traded contract scope exception to exclude contracts with certain underlyings based on operations or activities specific to one party. The ASU clarifies that the scope of ASC Topic 606 includes share-based noncash consideration from a customer until the right to receive or retain such consideration becomes unconditional.	January 1, 2027, including interim periods, with early adoption permitted. The amendments may be applied prospectively to new contracts or on a modified retrospective basis.	The Company does not expect ASU 2025-07 to have material impact on the Company’s financial condition, results of operations, or cash flows.

ASU 2025-06, Targeted Improvements to Accounting for Internal-Use Software	Simplifies accounting for internal-use software by eliminating references to specific development project stages and clarifies the threshold entities should apply to begin capitalizing costs.	January 1, 2028, including interim periods, with early adoption permitted. The amendments may be applied prospectively, retrospectively, or utilizing a modified transition approach.	The Company is in the process of determining the impact of adopting the provisions of ASU 2025-06.

ASU 2023-09, Improvements to Income Tax Disclosures	Requires entities to disclose additional information around the effective tax rate reconciliation and income taxes paid.	January 1, 2026 with early adoption permitted. The amendments should be applied on a prospective basis. Retrospective application is permitted.	The Company does not expect ASU 2023-09 to have material impact on the Company’s financial condition, results of operations, or cash flows.

31

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement

The following schedules provide the transition disclosures and effect of our LDTI adoption on the 2023 and 2024 Consolidated Financial Statements. See Note 11 for further disclosures.

The new guidance is only applicable to the measurements of our long-duration insurance liabilities and related reinsurance recoverables under US GAAP and does not affect the accounting for our insurance reserves or the levels of capital and surplus under statutory accounting practices.

The following table summarizes changes to Interest sensitive contract liabilities and future policy benefits as of the adoption date:

	Index annuities	Fixed annuities	Variable annuities	Life- Contingent Payout annuities	Life	Other(1)	Total
	(in thousands)
Balance as of December 31, 2022	$26,352,667	$7,328,533	$2,015,038	$120,315	$547,591	$1,885,005	$38,249,149
Adjustment for transition impact	—	—	—	3,615	(45,132)	1,320	(40,197)
Change in discount rate assumptions	—	—	—	(1,798)	2,586	—	788
Adjustment for removal of effect of unrealized losses	329,585	—	6,400	—	—	—	335,985
Adjustment for removal of balances related to market risk benefits	(2,844,988)	—	(32,453)	—	—	—	(2,877,441)

Adjusted balance as of January 1, 2023	$23,837,264	$7,328,533	$1,988,985	$122,132	$505,045	$1,886,325	$35,668,284

(1)	Other primarily consist of funding agreements, group fixed account, non-life contingent payout annuities, as well as reserves for our other lines of business.

The following table presents the net liability position of Market risk benefits as of the adoption date:

	Index annuities	Variable annuities	Total
	(in thousands)
Balance as of December 31, 2022	$—	$—	$—
Adjustment for addition of existing balances(1)	1,792,040	74,894	1,866,934
Adjustment for change in instrument-specific credit risk	(457,221)	(7,532)	(464,753)

Adjusted balance as of January 1, 2023	$1,334,819	$67,362	$1,402,181

(1)	Previously recorded within Interest sensitive contract liabilities and future policy benefits on the Consolidated Balance Sheets.

32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

The following table represents Market risk benefits by asset and liability positions as of the adoption date:

	Asset(1)	Liability	Net liability
	(in thousands)
Index annuities	$57,119	$1,391,938	$1,334,819
Variable annuities	2,167	69,529	67,362

Adjusted balance as of January 1, 2023	$59,286	$1,461,467	$1,402,181

(1)	Included in Other assets on the Consolidated Balance Sheets.

33

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

The following table summarizes the change in DAC, DSI, and VOBA as of the adoption date:

	Index annuities	Fixed annuities	Variable annuities	Life	Other	Total
	(in thousands)
DAC Balance as of December 31, 2022	$1,159,539	$98,078	$40,859	$—	$2,775	$1,301,251
Removal of effect of unrealized gains adjustment	(170,454)	(55,504)	(15,353)	—	—	(241,311)

Adjusted DAC balance as of January 1, 2023	$989,085	$42,574	$25,506	$—	$2,775	$1,059,940

DSI Balance as of December 31, 2022	$384,401	$306	$873	$—	$—	$385,580
Removal of effect of unrealized gains adjustment	(48,668)	(277)	(106)	—	—	(49,051)

Adjusted DSI balance as of January 1, 2023	$335,733	$29	$767	$—	$—	$336,529

VOBA Balance as of December 31, 2022	$1,049,964	$40,499	$33,028	$44,821	$—	$1,168,312
Removal of effect of unrealized gains adjustment	(107,346)	(20,760)	(3,106)	—	—	(131,212)
Fair value adjustment of market risk benefits	118,719	—	36,262	—	—	154,981

Adjusted VOBA balance as of January 1, 2023	$1,061,337	$19,739	$66,184	$44,821	$—	$1,192,081

The following table summarizes the change in Reinsurance recoverable as of the adoption date:

Total
(in thousands)
Balance as of December 31, 2022	$7,481,844
Adjustment for transition impact	(43,633)

Adjusted balance as of January 1, 2023	$7,438,211

34

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

The following table summarizes the change in Deferred income tax liability and Total stockholder’s equity as of the adoption date:

Amount
(in thousands)
Impact of LDTI adjustments:
Reinsurance recoverable	$(43,633)
Deferred policy acquisition costs, deferred sales inducement costs and value of business acquired	(266,593)
Other assets	59,286
Interest sensitive contract liabilities and future policy benefits	2,580,865
Market risk benefits	(1,461,467)

Subtotal	868,458
Tax rate	21%
Deferred income tax liability	182,378

Total stockholder’s equity	$686,080

The following represents the effects of LDTI adoption on the applicable financial statement line items in our Consolidated Balance Sheets:

	December 31, 2023
	Reported	Adoption	Adjusted
	(in thousands)
Assets
Reinsurance recoverable	$9,358,717	$(25,835)	$9,332,882
Deferred income tax asset	99,757	(99,757)	—
Deferred acquisition costs, deferred sales inducements and value of business acquired	2,810,852	10,074	2,820,926
Other assets	733,144	40,844	773,988

Total assets	$65,904,731	$25,083	$65,929,814

Liabilities and stockholder’s equity
Liabilities:
Interest sensitive contract and future policy benefits	$41,794,451	$(3,181,435)	$38,613,016
Market risk benefits	—	2,358,269	2,358,269
Deferred income tax liability	—	78,375	78,375

Total liabilities	57,864,069	(645,034)	57,219,035

Stockholder’s equity:
Accumulated other comprehensive loss	(230,289)	(15,583)	(245,872)
Retained earnings	3,869,844	685,700	4,555,544

Total SBLIC stockholder’s equity	8,040,662	670,117	8,710,779

Total stockholder’s equity	8,040,662	670,117	8,710,779

Total liabilities and stockholder’s equity	$65,904,731	$25,083	$65,929,814

35

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

	As of December 31, 2024
	Reported	Adoption	Adjusted
	(in thousands)
Assets
Reinsurance recoverable	$10,747,003	$(64,580)	$10,682,423
Deferred income tax asset	207,425	(207,425)	—
Deferred acquisition costs, deferred sales inducements and value of business acquired	2,737,652	351,914	3,089,566
Other assets	676,274	37,359	713,633

Total assets	$71,091,343	$117,268	$71,208,611

Liabilities and Equity
Liabilities:
Interest sensitive contract liabilities and future policy benefits	$44,731,093	$(3,834,017)	$40,897,076
Market risk benefits	—	3,022,203	3,022,203
Deferred income tax liability	—	31,242	31,242

Total liabilities	62,896,798	(780,572)	62,116,226

Stockholder’s equity
Accumulated other comprehensive (loss) income	(127,469)	60,236	(67,233)
Retained earnings	3,814,678	837,605	4,652,283

Total SBLIC stockholder’s equity	8,088,316	897,841	8,986,157

Total stockholder’s equity	8,194,544	897,841	9,092,385

Total liabilities and stockholder’s equity	$71,091,342	$117,269	$71,208,611

36

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

The following represents the effects of LDTI adoption on the applicable financial statement lines of our Consolidated Statements of Operations:

	Year Ended December 31, 2023
	Reported	Adoption	Adjusted
	(in thousands)
Revenues

Total revenues	$3,238,142	$—	$3,238,142

Benefits and expenses
Interest sensitive contract and future policy benefits	963,926	6,862	970,788
Market risk benefits remeasurement losses	—	775,456	775,456
Other benefits	468,916	(409,614)	59,302

Total benefits	1,432,842	372,704	1,805,546
Other operating expenses	396,857	(6,862)	389,995
Amortization of deferred acquisition costs, deferred sales inducements and value of business acquired	390,073	(71,951)	318,122
Interest expense	158,168	—	158,168

Total benefits and expenses	2,377,940	293,891	2,671,831

Income (loss) before income taxes	860,202	(293,891)	566,311
Income tax expense (benefit)	173,330	(61,572)	111,758

Net income (loss)	686,872	(232,319)	454,553

Net income attributable to SBLIC	$686,872	$(232,319)	$454,553

37

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

	Year Ended December 31, 2024
	Reported	Adoption	Adjusted
	(in thousands)
Revenues

Total revenues	$3,889,643	$—	$3,889,643

Benefits and expenses
Market risk benefits remeasurement (gains) losses	—	484,503	484,503
Other benefits	666,906	(506,201)	160,705

Total benefits	1,713,678	(21,698)	1,691,980
Amortization of deferred acquisition costs, deferred sales inducements and value of business acquired	522,411	(170,588)	351,823
Interest expense	212,025	—	212,025

Total benefits and expenses	2,879,282	(192,286)	2,686,996

Income (loss) before income taxes	1,010,361	192,286	1,202,647
Income tax expense (benefit)	207,455	40,381	247,836

Net income (loss)	802,906	151,905	954,811

Net income attributable to SBLIC	$799,834	$151,905	$951,739

The following represents the effects of LDTI adoption on the applicable financial statement lines of our Consolidated Statements of Comprehensive Income:

	Year Ended December 31, 2023
	Reported	Adoption	Adjusted
	(in thousands)
Net income (loss)	$686,872	$(232,319)	$454,553
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investments and hedging instruments	1,002,838	163	1,003,001
Deferred policy acquisition costs, value of business acquired and deferred sales inducement costs	(161,726)	161,726	—
Policy reserves and annuity account values	(169,047)	169,047	—
Remeasurement gains (losses) on future policy benefits related to discount rate	—	(4,132)	(4,132)
Remeasurement gains (losses) on market risk benefits related to credit risk	—	(110,449)	(110,449)

Total other comprehensive income (loss), net of tax	672,065	216,355	888,420

Comprehensive income (loss)	1,358,937	(15,964)	1,342,973
Less: Comprehensive income (loss) attributable to noncontrolling interest	—	—	—

Comprehensive income (loss) attributable to SBLIC	$1,358,937	$(15,964)	$1,342,973

38

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

	Year Ended December 31, 2024
	Reported	Adoption	Adjusted
	(in thousands)
Net income (loss)	$802,906	$151,905	$954,811
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on investments and hedging instruments	318,272	—	318,272
Deferred policy acquisition costs, value of business acquired and deferred sales inducement costs	(135,288)	135,288	—
Policy reserves and annuity account values	(80,164)	80,164	—
Remeasurement gains (losses) on future policy benefits related to discount rate	—	4,871	4,871
Remeasurement gains (losses) on market risk benefits related to credit risk	—	(144,504)	(144,504)

Total other comprehensive income (loss), net of tax	102,820	75,819	178,639

Comprehensive income (loss)	905,726	227,724	1,133,450
Less: Comprehensive income (loss) attributable to noncontrolling interest	3,072	—	3,072

Comprehensive income (loss) attributable to SBLIC	$902,654	$227,724	$1,130,378

We made corresponding adjustments to the Consolidated Statements of Stockholder’s Equity for the relevant periods to reflect the changes to comprehensive income, as presented above.

The following represents the effects of LDTI adoption on the applicable financial statement lines of our Consolidated Statements of Cash Flows:

39

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Adoption of Accounting Pronouncement (continued)

	Year Ended December 31, 2023
	Reported	Adoption	Adjusted
	(in thousands)
Net income (loss)	$686,872	$(232,319)	$454,553
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired	390,073	(71,951)	318,122
Market risk benefits measurements (gains) losses	—	775,456	775,456
Changes in operating assets and liabilities:
Deferred income taxes	(135,938)	(61,572)	(197,510)
Interest sensitive contract liabilities and future policy benefits	423,126	(423,126)	—
Other changes in operating assets and liabilities	133,570	13,512	147,082

Net cash provided by operating activities	3,256,484	—	3,256,484
Net cash used in investing activities	(3,194,037)	—	(3,194,037)
Net cash provided by financing activities	214,279	—	214,279

Increase (decrease) in cash and cash equivalents	276,726	—	276,726
Cash and cash equivalents at beginning of period	1,276,213	—	1,276,213

Cash and cash equivalents at end of period	$1,552,939	$—	$1,552,939

	Year Ended December 31, 2024
	Reported	Adoption	Adjusted
	(in thousands)
Net income (loss)	$802,906	$151,905	$954,811
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Amortization of deferred policy acquisition costs,deferred sales inducement costs, and value of business acquired	522,411	(170,588)	351,823
Market risk benefits measurements (gains) losses	—	484,503	484,503
Changes in operating assets and liabilities:
Deferred income taxes	(135,001)	40,381	(94,620)
Interest sensitive contract liabilities and future policy benefits	532,356	(532,356)	—
Other changes in operating assets and liabilities	140,545	26,155	166,700

Net cash provided by operating activities	2,829,695	—	2,829,695
Net cash used in investing activities	894,847	—	894,847
Net cash provided by financing activities	(1,461,698)	—	(1,461,698)

Increase (decrease) in cash and cash equivalents	2,262,844	—	2,262,844
Cash and cash equivalents at beginning of period	1,552,939	—	1,552,939

Cash and cash equivalents at end of period	$3,815,783	—	$3,815,783

40

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments

Fixed Maturity Investments and Equity Securities

Information as to the amortized cost, allowance for credit losses, gross unrealized gains and losses, and fair values, of the Company’s portfolio of Fixed maturity investments, available for sale, is presented below.

	December 31, 2025
	Cost/	Allowance	Gross	Gross
	Amortized	for Credit	Unrealized	Unrealized	Fair
	Cost	Losses	Gains	Losses	Value
	(in thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	$282,127	$—	$5,674	$(282)	$287,519
Obligations of government-sponsored enterprises	820,280	—	20,194	(7,880)	832,594
Corporate	24,372,142	(46,472)	307,245	(199,222)	24,433,693
Municipal obligations	324,909	—	6,656	(574)	330,991
Commercial mortgage-backed	154,042	—	2,940	(3,627)	153,355
Residential mortgage-backed	12,616	—	72	(916)	11,772
Collateralized debt obligations	4,103	—	442	(108)	4,437
Collateralized loan obligations	8,534,458	—	69,100	(41,849)	8,561,709
Redeemable preferred stock	39,475	—	6,498	—	45,973
Other asset backed	5,339,147	—	44,156	(41,023)	5,342,280

Total fixed maturity investments	$39,883,299	$(46,472)	$462,977	$(295,481)	$40,004,323
Less: pledged securities	56,538	—	3,168	—	59,706

Total fixed maturities, available for sale	$39,826,761	$(46,472)	$459,809	$(295,481)	$39,944,617

41

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

	December 31, 2024
	Cost/	Allowance	Gross	Gross
	Amortized	for Credit	Unrealized	Unrealized	Fair
	Cost	Losses	Gains	Losses	Value
	(in thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	$7,181	$—	$—	$(166)	$7,015
Obligations of government-sponsored enterprises	671,551	—	2,813	(14,893)	659,471
Corporate	23,327,671	(46,472)	149,347	(412,516)	23,018,030
Municipal obligations	15,480	—	99	(358)	15,221
Commercial mortgage-backed	46,470	—	1,867	(4,776)	43,561
Residential mortgage-backed	22,340	—	130	(1,300)	21,170
Collateralized debt obligations	3,995	—	1,116	—	5,111
Collateralized loan obligations	11,014,312	—	133,920	(102,966)	11,045,266
Redeemable preferred stock	27,862	—	—	—	27,862
Other asset backed	2,093,852	—	4,348	(28,067)	2,070,133

Total fixed maturity investments	$37,230,714	$(46,472)	$293,640	$(565,042)	$36,912,840

The amortized cost and fair value of Fixed maturity investments, available for sale, including pledged securities, at December 31, 2025, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because lenders may have the right to call and borrowers may have the right to prepay obligations with or without penalties.

	Available for sale, including pledged securities
	Amortized	Fair
	Cost	Value
	(in thousands)
Due one year or less	$2,769,712	$2,787,866
Due after one year through five years	17,259,117	17,298,450
Due after five years through ten years	2,251,056	2,201,831
Due after ten years	2,698,410	2,764,055
Structured securities with variable principal payments	14,905,004	14,952,121

Total, including pledged securities (1)	$39,883,299	$40,004,323

(1)	Pledged securities accounted for $56.5 million and $59.7 million of total amortized cost and fair value, respectively, as of December 31, 2025.

42

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

For fixed maturity investments classified as available for sale with unrealized losses, for which an allowance for credit loss has not been recorded, as of December 31, 2025 and 2024, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2025
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$48,822	$(217)	$2,121	$(65)	$50,943	$(282)
Obligations of government-sponsored enterprises	1,115	(2)	90,819	(7,878)	91,934	(7,880)
Corporate	1,739,362	(44,817)	1,503,996	(154,406)	3,243,358	(199,223)
Municipal obligations	83,909	(417)	811	(157)	84,720	(574)
Commercial mortgage-backed	34,428	(320)	24,228	(3,307)	58,656	(3,627)
Residential mortgage-backed	387	—	5,023	(915)	5,410	(915)
Collateralized debt obligations	2	(108)	—	—	2	(108)
Collateralized loan obligations	1,058,359	(14,781)	246,434	(27,068)	1,304,793	(41,849)
Other asset backed	285,740	(1,803)	316,778	(39,220)	602,518	(41,023)

Total fixed maturity investments, available for sale	$3,252,124	$(62,465)	$2,190,210	$(233,016)	$5,442,334	$(295,481)

Number of securities investment grade with unrealized losses		251		486		737
Percent investment grade with unrealized losses		76%		89%		84%
Number of securities below investment grade with unrealized losses		39		34		73
Percent below investment grade with unrealized losses		12%		6%		8%
Number of securities not rated with unrealized losses		39		29		68
Percent not rated with unrealized losses		12%		5%		8%
Number of securities with unrealized losses		329		549		878

43

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

	December 31, 2024
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$1,138	$(48)	$5,877	$(118)	$7,015	$(166)
Obligations of government-sponsored enterprises	246,924	(1,943)	97,766	(12,950)	344,690	(14,893)
Corporate	7,614,329	(194,117)	2,509,033	(218,399)	10,123,362	(412,516)
Municipal obligations	10,741	(85)	3,763	(273)	14,504	(358)
Commercial mortgage-backed	4,252	(156)	24,560	(4,620)	28,812	(4,776)
Residential mortgage-backed	1,369	(8)	7,990	(1,292)	9,359	(1,300)
Collateralized loan obligations	606,296	(13,417)	854,377	(89,549)	1,460,673	(102,966)
Other asset backed	437,165	(3,499)	609,978	(24,568)	1,047,143	(28,067)

Total fixed maturity investments, available for sale	$8,922,214	$(213,273)	$4,113,344	$(351,769)	$13,035,558	$(565,042)

Number of securities investment grade with unrealized losses		476		585		1,061
Percent investment grade with unrealized losses		79%		87%		83%
Number of securities below investment grade with unrealized losses		74		50		124
Percent below investment grade with unrealized losses		12%		7%		10%
Number of securities not rated with unrealized losses		52		37		89
Percent not rated with unrealized losses		9%		6%		7%
Number of securities with unrealized losses		602		672		1,274

The unrealized losses on the fixed maturity investments in the tables above can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be maturity. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company did not record an allowance for credit loss on these securities at December 31, 2025 or 2024.

44

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

The Company closely monitors those securities where credit loss concerns may exist by considering relevant facts and circumstances to evaluate whether changes are necessary to the allowance for credit loss of the security.

A rollforward of the allowance for credit loss by major security type was as follows for the years ended December 31:

	Fixed maturities, available for sale
		Commercial
	Corporate	mortgage-backed	Total
Balance at January 1, 2023	$—	$—	$—
Initial credit loss	1,151	7,089	8,240
Securities sold during the year	(1,151)	—	(1,151)
Additions (reductions) to previously impaired securities	1,062	—	1,062

Balance at December 31, 2023	1,062	7,089	8,151
Initial credit loss	31,199	—	31,199
Securities sold during the year	(1,062)	—	(1,062)
Securities intended to be sold prior to the recovery of amortized cost basis	—	(7,089)	(7,089)
Additions (reductions) to previously impaired securities	15,273	—	15,273

Balance at December 31, 2024	46,472	—	46,472
Initial credit loss	45,474	—	45,474
Securities sold during the year	(45,474)	—	(45,474)

Balance at December 31, 2025	$46,472	$—	$46,472

45

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Major categories of Net investment income are summarized as follows:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Interest on fixed maturity investments, available for sale	$2,759,900	$3,138,884	$2,838,826
Interest on fixed maturity investments, trading	4,220	5,657	4,094
Interest on notes receivable from related parties	202,931	188,687	126,366
Dividends on equity securities at fair value	67,555	41,072	45,657
Interest on mortgage loans	303,418	231,790	64,590
Interest on policy loans	4,839	2,647	2,621
Interest on short-term investments	72,603	25,666	109,102
Investment income on cash and cash equivalents	110,107	65,848	34,974
Income on equity method accounting adjustments	28,886	93,438	80,456
Other	121,147	63,324	53,373

Total investment income	3,675,606	3,857,013	3,360,059
Less:
Investment expenses	221,567	194,103	154,508
Ceded to reinsurer	708,908	636,819	509,748

Net investment income	$2,745,131	$3,026,091	$2,695,803

Proceeds from sales of Fixed maturity investments, available for sale and realized gains and losses are as follows:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Proceeds from sales	$3,745,018	$6,204,851	$3,599,826
Gross realized gains	57,454	5,726	239,549
Gross realized losses	18,180	9,166	44,418

46

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Investment-related gains (losses), net of ceded reinsurance gains, consist of the following:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Realized gains (losses), fixed maturity investments, available for sale	$39,274	$(3,440)	$195,131
Realized/unrealized gains (losses), fixed maturity investments, trading and fair value option	752	(559)	11,832
Realized/unrealized gains (losses), other invested assets	(969)	1,126	(20,307)
Realized/unrealized gains (losses), derivatives (excluding foreign exchange derivatives)	608,595	459,480	184,326
Other realized/unrealized gains (losses):
Foreign currency gains (losses)	258,512	(99,964)	115,238
Foreign exchange derivatives	(278,927)	129,849	(128,421)
Equity securities	22,499	59,817	17,140
Embedded derivative, funds withheld reinsurance	(108,922)	(108,385)	(263,805)
Other	108	(19,742)	(3,683)

Total other realized/unrealized gains (losses)	(106,730)	(38,425)	(263,531)

Total realized/unrealized gains (losses) before credit losses and ceded reinsurance	540,922	418,182	107,451
Credit losses	(48,401)	(56,543)	(9,389)

Total realized/unrealized gains (losses) before ceded reinsurance	492,521	361,639	98,062
Ceded reinsurance (gains) losses	12,459	17,421	617

Investment-related gains (losses)	$504,980	$379,060	$98,679

47

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

The Company recognized $130.2 million and $52.5 million of net unrealized losses on equity securities held at fair value at December 31, 2025 and 2024, respectively.

There were no outstanding agreements to sell securities at December 31, 2025 and 2024.

As of December 31, 2025 and 2024, there were two and one issuers with a total amount of $2,870.3 million and $1,579.9 million, respectively, other than U.S. Government and its sponsored entities, where the Company had investment holdings that exceeded 10% of consolidated Stockholder’s equity.

At December 31, 2025 and 2024, the Company pledged securities with a market value of approximately $631.8 million and $433.3 million respectively, as collateral in relation to certain institutional products.

At December 31, 2025 and 2024, the Company pledged securities with a market value of approximately $194.5 million and $183.2 million respectively, as collateral in relation to its reinsurance agreements (see Note 10).

The Company entered into a securities lending program during 2025. The securities lending agreements require a minimum of 102% of the fair value of securities loaned to be maintained as collateral. Cash collateral received is invested and an offsetting collateral liability is included and recorded as a payable for securities lending, At December 31, 2025, the Company lent assets with a fair value of $60.0 million to the borrower and received $62.7 million of cash collateral in return. The Company did not have any lent securities as of December 31, 2024.

At December 31, 2025 and 2024, available for sale bonds with a carrying value of $2.3 million and $3.3 million, respectively, were held in joint custody at various state insurance departments to comply with applicable statutes and regulations.

48

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:

	2025	2024
	(in thousands)
Commercial mortgage loans	$3,905,987	$2,759,485
Allowance for credit losses on commercial mortgage loans (1) (2)	(23,410)	(18,085)

Commercial mortgage loans, net of allowances	3,882,577	2,741,400
Residential mortgage loans	4,367	4,025

Total mortgage loans, net of allowances	$3,886,944	$2,745,425

(1)

The year-over-year change in allowance for credit losses is driven by changes in the composition of the mortgage loan portfolio and is not the result of write-downs or charge offs. Any changes in the loan valuation allowance are reported in Investment-related gains (losses) on the Consolidated Statements of Operations.

(2)

As of December 31, 2025 and 2024 the allowance for credit losses on commercial mortgages is $8.2 million and $4.4 million, respectively, and the general allowance on commercial mortgages is $15.2 million and $13.7 million, respectively.

The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.

The commercial mortgage loan net of allowances portfolio diversification by geographic region (all regions are within the United States, excluding international) and specific collateral property type as follows at December 31:

49

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

	2025		2024
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(in thousands)
Geographic distribution
Pacific	$2,051,686	53%	$395,651	14%
International	1,037,206	27	423,941	15
South Atlantic	561,091	14	241,736	9
East North Central	82,516	2	1,639,368	60
Middle Atlantic	67,494	2	—	—
West North Central	58,807	2	16,452	1
Mountain	17,150	—	16,903	1
New England	6,627	—	7,349	—

Total	$3,882,577	100%	$2,741,400	100%

	2025		2024
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(in thousands)
Property type distribution
Multi-Use	$1,732,343	45%	$1,568,207	57%
Industrial	797,014	20	378,503	14
Apartments/Multifamily	653,533	17	55,537	2
Office	515,105	13	586,351	22
Retail	140,618	4	36,683	1
Hotel/Motel	43,964	1	—	—
Student Housing	—	—	116,119	4

Total	$3,882,577	100%	$2,741,400	100%

The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on the National Association of Insurance Commissioners (“NAIC”) – Risk-Based Capital’s Commercial Mortgage (“CM”) Rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the CM Rating, per NAIC guidelines, downwards with loans in the category “CM4 and below” having the highest risk for credit loss. CM Ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list.”

50

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Potential criteria that would indicate a possible problem are imbalances in ratios of loan to value or net operating income to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:

	2025	2024
	(in thousands)
CM1	$167,744	$44,032
CM2	1,407,287	338,797
CM3	344,432	362,736
CM4 and Below	1,963,114	1,995,835

	$3,882,577	$2,741,400

Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flows for commercial mortgage loans, or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2025 and 2024 there were no commercial mortgage loans on non-accrual status.

51

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

Reinsurance Recoverables

Reinsurance recoverables include amounts due from reinsurers for policy benefits. We cede life insurance and annuities to other insurance companies through reinsurance. See Note 10 regarding additional details on the Company’s reinsurance recoverables.

Financing Receivables Credit Monitoring

The Company establishes a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. The Company does not measure a credit loss allowance on accrued interest receivable because the Company writes off the uncollectible accrued interest receivable balance to Net investment income in a timely manner, generally within 90 days. The Company incurred no write-offs of commercial mortgage loan accrued interest receivable during the years ended December 31, 2025 and 2024.

For commercial mortgage loans, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

52

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

The Company’s commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any domestic commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

The Company’s reinsurance recoverables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. A reinsurance recoverable is evaluated individually if it does not continue to share similar risk characteristics of a pool. The Company analyzes the need for an individual evaluation for any reinsurance recoverable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables is included in Other benefits on the Consolidated Statements of Operations.

53

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Investments (continued)

A rollforward of our valuation allowance was as follows for the year ended:

Total
(in thousands)
Balance at January 1, 2023	$893
Provision	1,142
Charge-offs	(3)

Balance at December 31, 2023	2,032
Provision	9,598
Charge-offs	(7,189)

Balance at December 31, 2024	4,441
Provision	10,216
Charge-offs	(6,416)

Balance at December 31, 2025	$8,241

Repurchase Agreements

The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the loan amount is repaid by the Company along with the additional agreed-upon interest, and the securities pledged by the Company are released back to the Company. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other forms of collateral provided is sufficient to pay the Company’s obligation to the counterparty. The risks associated with the repurchase agreement program are primarily related to declines in the value of the securities pledged for cash, which, if occurred, results in cash needing to be returned to the original purchasing party or additional securities needing to be posted as collateral. The Company has multiple sources of additional liquidity including additional sources of institutional funding, retail funding, contractual cash flows from the asset portfolio, and sales of investment assets. The Company has approved a Liquidity Risk Policy and associated Liquidity Guidelines to manage the aggregate liquidity risk of the Company. The remaining contractual maturity of the repurchase agreements outstanding as of December 31, 2025 and December 31, 2024 were 16 days to 1.3 years and 36 days to 2.3 years. The carrying value of the securities pledged for the repurchase agreements were $1,513.0 million and $344.7 million as of December 31, 2025 and December 31, 2024, respectively. The repurchase obligations were $1,512.0 million and $328.4 million as of December 31, 2025 and December 31, 2024, respectively, and were included in Repurchase agreements on the Consolidated Balance Sheets.

54

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Variable Interest Entities

Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.

Consolidated Variable Interest Entities

Collateralized Financing Entities

The Company invested in notes issued by collateralized financing entities (“CFE”) for which it was determined to be the primary beneficiary and therefore required to consolidate the CFE. The notes have contractual recourse only to the assets held by the CFE and are entitled to receive payments to the extent that payments are made on the underlying assets.

In consolidating the CFE, the notes were eliminated as an investment while the underlying assets of the CFE were recorded on the Consolidated Balance Sheets as available for sale fixed maturity investments, as well as recording cash and other assets of the CFE. A liability is recorded for other noteholders’ interests in the CFE, which is carried at amortized cost.

The total assets of consolidated CFEs were $532.6 million and $681.9 million at December 31, 2025 and 2024, respectively. There were no total liabilities of consolidated CFEs at December 31, 2025 and there were $47.3 million at December 31, 2024.

Unconsolidated Variable Interest Entities

Collateralized Financing Entities

The Company does not need to consolidate investments in certain CFEs because it is not the primary beneficiary of the VIE as it does not have (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. When the asset manager or general partner is related, a parent of the Company (rather

55

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Variable Interest Entities (continued)

than the Company itself) would be considered the primary beneficiary due to its common control of both the Company and the asset manager or general partner and substantially all of the activities of the VIE are not conducted on behalf of the Company. The total investment in these unconsolidated CFEs were $206.9 million and $753.2 million at December 31, 2025 and 2024, respectively, which is also the maximum exposure. Substantially all of the investments in unconsolidated CFEs were collateralized loan obligations at December 31, 2025 and 2024.

In the normal course of business, the Company will invest in structured investments, including unconsolidated VIEs, for which we are not considered the primary beneficiary. These structured investments typically invest in fixed income investments and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment including unfunded commitments (see Note 14). See Note 3 for details regarding the carrying amounts and classification of these assets. The Company has not provided material financial or other support to these structures that was not contractually required. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not control these entities.

Joint Ventures and Partnerships

The Company has a variable interest in a number of joint ventures and partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not deemed the primary beneficiary as it does not unilaterally have substantive rights to remove the general partner. The Company also has an equity method investment in the holding company of a reinsurer that assumes certain liabilities of SBLIC (see Note 10) in which the Company does not have substantive power to control activities that are most significant to the VIE; therefore, the Company is not deemed the primary beneficiary. The Company’s carrying amount of its investment in these VIEs reported in Other invested assets on

56

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Variable Interest Entities (continued)

the Consolidated Balance Sheets were $1,520.1 million and $1,616.7 million at December 31, 2025 and 2024, respectively, compared to its maximum exposure to loss of $1,982.5 million and $2,110.5 million at December 31, 2025 and 2024, respectively. The Company’s maximum exposure to loss of these VIEs is based on existing investments in, and additional commitments made to, joint ventures and partnerships. Total carrying value of unconsolidated investments accounted for under the equity method of accounting amounted to $1,270.5 million and $1,495.7 million at December 31, 2025 and 2024, respectively. Total carrying value of unconsolidated investments accounted for under the fair value option amounted to $249.6 million and $121.0 million at December 31, 2025 and 2024, respectively.

The Company is exposed to certain risks relating to its ongoing business operations which it may seek to hedge through the use of derivatives. The Company’s risk of loss when using derivative instruments is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. Such changes in value are generally offset by opposite changes in the value of the hedged item. For non-exchange traded derivative instruments, the Company is exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings, daily exchange of collateral, and by establishing and monitoring of transfer threshold amounts.

The primary risks managed by using derivative instruments are equity market risk, foreign currency risk and interest rate risk. The most common types of derivatives used by the Company are call options, foreign currency forwards, exchange traded futures, equity total return swaps, interest rate options, and interest rate swaps.

57

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments

The Company purchases call options to manage the equity and market risk associated with products in which the interest credited is tied to an external equity or other market index. The Company sells fixed index annuity contracts where interest is credited to policyholders based on a percentage of the gain in a specified market index, which cannot be less than zero. Most of the premium received is invested in fixed income securities and a portion is used to purchase derivatives, typically call options, consisting of a range of maturities up to five years to fund the index credits due to the fixed index annuity policyholders. On the applicable anniversary dates of the fixed index annuity, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to equity and/or market returns for the period covering the current policyholder crediting period.

The Company uses foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. No cash is exchanged at the time the agreement is entered into.

The Company uses interest rate swaps and interest rate options to reduce market risks from changes in interest rates and to manage interest rate exposure arising from duration mismatches between assets and liabilities. In a swap, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional amount. The Company uses interest rate swaps to synthetically convert fixed rate liabilities to floating rate liabilities (“fair value hedge”). The Company also uses interest rate swaps to synthetically convert variable rate coupons on existing financial instruments to fixed rates (“cash flow hedge”).

58

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

Our accounting for the ongoing changes in fair value of a derivative depends on the use of the derivative and whether it is designated in a hedge accounting relationship. Derivatives designated as fair value hedges and which are determined to be a highly effective hedge are reported in the same Consolidated Statement of Operations line item that is used to report the earnings effect of the hedged item. Derivatives that are designated for cash flow hedging and determined to be a highly effective hedge are reported at fair value as a component of OCI. At the time when the variability of cash flows being hedged impact net income, the related portion of the deferred gain or loss on the derivative is reclassified and reported in Net income. For derivatives which either do not qualify or are not designated for hedge accounting, all changes in fair value are reported in Net income.

59

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The Company enters into currency forwards to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed rate instruments to eliminate the exposure to future currency volatility on those items.

The Company utilizes derivatives to hedge index credits associated with business reinsured with SkyRidge Re Limited (“SkyRidge Re Bermuda”), an insurance company licensed in Bermuda and SkyRidge Re Cayman Limited (“SkyRidge Re Cayman”), an insurance company licensed in the Cayman Islands (collectively referred to as “SkyRidge Re Reinsurers”). The embedded derivative reinsurance contracts asset of $1,690.0 million and $1,241.8 million at December 31, 2025 and 2024, respectively, is primarily related to the ceded liability to SkyRidge Re Reinsurers and is reflected by the Company within Reinsurance recoverable on the Consolidated Balance Sheets. The embedded derivative reinsurance contracts liability of $421.7 million and $295.8 million as of December 31, 2025 and 2024, respectively, is the fair value of the embedded derivative within the hedging agreement of the reinsurance contract with SkyRidge Re Reinsurers. These amounts are recorded within Other liabilities on the Consolidated Balance Sheets.

The following amounts were recorded on the Consolidated Balance Sheets related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

			Cumulative amount of fair value
			hedging basis adjustment increase
			(decrease) included in the carrying
Line item in the consolidated balance sheet in	Carrying amount of hedged item		amount of the hedge item
which the hedged item is included	2025	2024	2025	2024
	(in thousands)
Fixed maturities, available for sale:
Active hedging relationships	$1,781,810	$2,641,749	$—	$—

Total fixed maturities, available for sale in active or discontinued hedging relationships	$1,781,810	$2,641,749	$—	$—

Policy reserves and annuity account values:
Active hedging relationships	$2,852,718	$3,566,674	$11,643	$(47,236)

Total policy reserves and annuity account values in active or discontinued hedging relationships	$2,852,718	$3,566,674	$11,643	$(47,236)

The following table presents the gains and losses on derivatives and the related hedged items in fair value hedges for the year ended December 31:

			Location and Amount of Gain or (Loss) Recognized
			in Income on the Fair Value Hedging Relationship
			Hedging Derivatives		Hedged Items
			Gains (losses)	Gains (losses)
			excluded from	included in
			effectiveness	effectiveness	Gains
Derivatives designated as hedging instruments	Hedged Items	Year	testing (1) (2)	testing (2)	(losses) (2)
			(in thousands)
Foreign currency forwards	Fixed maturity	2025	$23,306	$(150,014)	$150,014
Interest rate swap	Annuity account	2025	(40,023)	31,836	(58,879)
Foreign currency forwards	Fixed maturity	2024	(37,085)	78,398	(78,398)
Interest rate swap	Annuity account	2024	19,672	(55,211)	25,114
Foreign currency forwards	Fixed maturity	2023	(18,077)	(116,597)	116,597
Interest rate swap	Annuity account	2023	559	(28,984)	22,122

(1)

Gains (losses) excluded from effectiveness testing includes the forward point on foreign currency forwards. The Company has elected to record changes in estimated fair value of excluded components in earnings.

(2)	Gains and losses are reported in the Consolidated Statements of Operations as Investment-related gains (losses).

61

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date. The maximum amount of economic loss due to the credit exposure is limited by the posting of collateral by the counterparties.

62

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The notional amounts and fair value of the Company’s derivative instruments as of December 31 were as follows:

			2025
	Credit Rating	Credit Rating	Notional	Fair Value
Counterparty	(S&P)	(Moody’s)	Amount	Assets	Liabilities
			(in thousands)
Barclays Bank PLC	A+	A1	$5,637,896	$286,367	$19,594
BNP Paribas	A+	A1	1,014,384	63,506	1,555
Bank of America, N.A.	A+	Aa2	206,632	17,138	—
Bank of Montreal	A+	Aa2	8,994,810	406,308	2,218
Canadian Imperial Bank of Commerce	A+	Aa2	1,610,001	25,221	6,167
Citibank, N.A.	A+	Aa3	4,254,698	67,270	99,467
Deutsche Bank AG	A	A1	1,737,708	19,722	33,859
Goldman Sachs International	A+	A1	472,118	65,371	—
Jefferies Financial Services, Inc.	BBB	Baa2	214,241	9,378	—
JPMorgan Chase Bank, NA	AA-	Aa2	748,191	25,040	1,809
Morgan Stanley & Co International PLC	A+	Aa3	100,000	—	—
Morgan Stanley Capital Services LLC	A+	Aa3	2,750,488	45,748	6,053
Natixis, SA	A+	A1	2,075,541	112,863	6,521
Nomura Bank International PLC	A-	Baa1	645,212	43,058	641
Royal Bank of Canada	AA-	Aa1	2,170,074	95,515	4,607
Societe Generale	A	A1	841,368	21,463	4,851
UBS AG	A+	Aa2	1,704,867	42,028	508
Exchange Traded	N/A	N/A	15,000,861	195,363	12,319

			$50,179,090	$1,541,359	$200,169

63

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

			2024
	Credit Rating	Credit Rating	Notional	Fair Value
Counterparty	(S&P)	(Moody’s)	Amount	Assets	Liabilities
			(in thousands)
Barclays Bank PLC	A	A1	$3,200,419	$129,319	$4,568
BNP Paribas	A+	Aa3	2,207,622	84,685	8,258
Bank of America, N.A.	A+	Aa1	513,147	21,365	—
Bank of Montreal	A+	Aa2	3,612,278	199,922	2,696
Canadian Imperial Bank of Commerce	A+	Aa2	2,371,287	78,514	28,658
Citibank, N.A.	A+	Aa3	3,837,859	97,556	30,016
Deutsche Bank AG	A	A1	721,050	5,440	145
Goldman Sachs International	A+	A1	585,347	67,819	—
ICE	A-	A3	—	—	798
Jefferies Financial Services, Inc.	BBB	Baa2	212,757	7,904	—
JPMorgan Chase Bank, N.A.	AA-	Aa2	735,152	24,230	1,970
Morgan Stanley & Co International PLC	A+	Aa3	2,021,048	37,890	—
Morgan Stanley Capital Services LLC	A+	Aa3	403,128	1,379	3,507
Natixis, SA	A+	A1	268,423	17,060	789
Nomura Bank International PLC	BBB+	Baa1	200,695	4,831	41
Royal Bank of Canada	AA-	Aa1	1,718,397	80,782	12,914
Societe Generale	A	A1	2,197,482	100,822	10,623
UBS AG	A+	Aa3	1,520,104	23,413	23
Exchange Traded/Centrally Cleared	N/A	N/A	10,040,683	283,163	26,059

			$36,366,878	$1,266,094	$131,065

Collateral posted by counterparties at December 31, 2025 and 2024, applicable to derivative instruments, was $1,255.3 million and $894.5 million, respectively, and is reflected on the Consolidated Balance Sheets in Cash and cash equivalents, unless rehypothecated into other investments. This collateral is restricted as to its use. The obligation to repay the collateral is reflected in option collateral on the Consolidated Balance Sheets. The Company also maintains a margin account at its clearing broker applicable to exchange traded and cleared derivatives. At December 31, 2025 and 2024, the balance of this account was $126.2 million and $95.3 million, respectively, and is reflected on the Consolidated Balance Sheets in Other assets. The Company has not entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party.

64

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The estimated fair value of net derivatives after the application of master netting agreements and collateral as of December 31 were as follows:

	2025
	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amount Recognized	Derivative	Cash Collateral Received/Pledged	Net Amount
	(in thousands)
Derivative asset	$1,541,359	$(200,169)	$(1,255,282)	$85,908
Derivative liabilities	200,169	(200,169)	46,740	46,740

	2024
	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amount Recognized	Derivative	Cash Collateral Received/Pledged	Net Amount
	(in thousands)
Derivative asset	$1,266,094	$(131,065)	$(894,549)	$240,480
Derivative liabilities	131,065	(131,065)	3,260	3,260

The gross amount recognized for derivative assets are reported in Derivative assets on the Consolidated Balance Sheets. The gross amount recognized for derivative liabilities are reported in Other liabilities on the Consolidated Balance Sheets. The gross amounts of derivative assets and liabilities are not netted for presentation on the Consolidated Balance Sheets. The derivative amount represents the amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement. The net amount primarily represents exposure from cleared derivatives.

65

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the Consolidated Balance Sheets was as follows as of December 31:

	Derivative Asset		Derivative Liability
	2025	2024	2025	2024	Balance reported in
	(in thousands)
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate swaps	$85,331	$23,177	$943	$11,181	Derivative assets and other liabilities
Currency forwards	5,436	73,002	62,467	1,385	Derivative assets and other liabilities
Foreign currency swap	—	—	6,123	—	Derivative assets and other liabilities
Bond forwards	1,382	—	—	—	Derivative assets and other liabilities
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate swaps	(35,626)	$29,102	7,483	7,246	Derivative assets and other liabilities
Total return swaps	12,589	2,093	8,945	26,791	Derivative assets and other liabilities
Call options	1,414,615	1,020,039	19,468	12,059	Derivative assets and other liabilities
Currency forwards	56,078	118,356	90,636	63,019	Derivative assets and other liabilities
Futures	178	325	3,893	6,915	Derivative assets and other liabilities
Interest rate cap	—	—	211	2,470	Derivative assets and other liabilities
Bond forwards	1,376	—	—	—	Derivative assets and other liabilities

Total derivative financial instruments	$1,541,359	$1,266,094	$200,169	$131,066

Embedded derivatives:
Fixed index annuity contracts	—	—	5,218,871	3,939,643	Interest sensitive contract liabilities and future policy benefits
Funds withheld receivable	(403)	(5,532)	—	—	Other assets
Funds withheld liability	—	—	87,850	(23,608)	Funds withheld and held liability
Reinsurance contracts	1,689,988	1,241,785	421,727	295,764	Reinsurance recoverable and other liabilities

Total embedded derivative financial instruments	$1,689,585	$1,236,253	$5,728,448	$4,211,799

66

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

The following table shows the change in the fair value of the derivative financial instruments, excluding embedded derivatives within fixed index annuity contracts and reinsurance recoverable associated with fixed index annuity contracts, in the Consolidated Statements of Operations for the years ended:

	Year Ended December 31,
	2025	2024	2023	Change of fair value reported in
	(in thousands)
Derivatives:
Interest rate swaps	$27,377	$(749)	$41,497	Investment-related gains (losses)
Total return swaps	(2,214)	32,856	$6,212	Investment-related gains (losses)
Call options	565,889	448,478	$145,373	Investment-related gains (losses)
Futures	16,969	(23,551)	$(15,233)	Investment-related gains (losses)
Interest rate cap	(802)	2,446	$6,477	Investment-related gains (losses)
Bond forward	1,376	—	$—	Investment-related gains (losses)

Change in fair value of derivatives	608,595	459,480	184,326
Interest rate swaps designated for hedging	(40,023)	19,672	940	Interest sensitive contract and future policy benefits
Other derivatives	8	(208)	$(22,115)	Investment-related gains (losses)

Change in fair value of options, futures and swaps	$568,580	$478,944	$163,151

Change in currency forwards designated for hedging	$(128,648)	$41,316	$(134,674)	Investment-related gains (losses)
Change in currency forwards not designated for hedging	(144,156)	88,533	6,253	Investment-related gains (losses)
Foreign currency swap	(6,123)	—	—	Investment-related gains (losses)

Change in currency forwards and swaps	$(278,927)	$129,849	$(128,421)

Embedded derivatives:
Funds withheld receivable	$(28,057)	$9,830	$9,856	Investment-related gains (losses)
Funds withheld liability	(80,865)	(118,215)	(285,725)	Investment-related gains (losses)

Change in embedded derivatives recorded in investment-related gains (losses)	(108,922)	(108,385)	(275,869)
Less: embedded derivatives recorded in benefits
Fixed index annuity contracts	$403,582	$241,980	$179,719	Interest sensitive contract and future policy benefits
Reinsurance contracts	180,813	124,669	44,968	Other benefits

Total change in embedded derivative financial instruments	$(693,317)	$(475,034)	$(500,556)

The Company has no cash flow hedge exposure to variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments.

67

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

		Amount of gain (loss) recognized in AOCI on
		derivatives for the year ended December 31,
Derivatives in cash flow hedging relationships	Related hedged item	2025	2024	2023
		(in thousands)
Interest rate swaps	Fixed maturities, available for sale	$27,834	$(5,542)	$18,299
Bond forward	Fixed maturities, available for sale	$1,381	$—	$—

Total		$29,215	$(5,542)	$18,299

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the Consolidated Statements of Operations:

	For the year ended December 31, 2025
			Index credits and
		Net realized	interest credited to
	Net investment	capital gains	account balances
	income related to	(losses) related to	related to hedges
	hedges of fixed	hedges of fixed	of policy reserves
	maturities,	maturities,	and annuity
	available for sale	available for sale	account values
	(in thousands)
Total amounts of Consolidated Statement of Operations line items in which the effects of fair value and cash flow hedges are reported
Gains (losses) on fair value hedging relationships:
Foreign currency forwards:
Gain recognized on derivatives	$—	$150,014	$—
Loss recognized on hedged item	—	(150,014)	—
Interest rate swaps:
Gain recognized on derivatives	—	—	40,023
Amounts related to periodic settlements on derivatives	—	—	(8,187)

Total gain (loss) recognized for fair value hedging relationships	$—	$—	$31,836

Gains (losses) on cash flow hedging relationships:
Interest rate swaps:
Amounts related to periodic settlements on derivatives	$(40,592)	$—	$—
Bond Forwards:
Gain (loss) recognized in AOCI on derivatives	1,381	—	—

Total gain (loss) recognized for cash flow hedging relationships	$(39,211)	$—	$—

68

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

	For the year ended December 31, 2024
			Index credits and
		Net realized	interest credited to
	Net investment	capital gains	account balances
	income related to	(losses) related to	related to hedges
	hedges of fixed	hedges of fixed	of policy reserves
	maturities,	maturities,	and annuity
	available for sale	available for sale	account values
	(in thousands)
Total amounts of Consolidated Statement of Operations line items in which the effects of fair value and cash flow hedges are reported
Gains (losses) on fair value hedging relationships:
Foreign currency forwards:
Loss recognized on hedged item	$—	$(78,398)	$—
Gain recognized on derivatives	—	78,398	—
Interest rate swaps:
Loss recognized on derivatives	—	—	(19,672)
Loss related to periodic settlements on derivatives	—	—	(35,539)

Total gain (loss) recognized for fair value hedging relationships	$—	$—	$(55,211)

Gains (losses) on cash flow hedging relationships:
Interest rate swaps:
Loss related to periodic settlements on derivatives	$(12,758)	$—	$—

Total gain (loss) recognized for cash flow hedging relationships	$(12,758)	$—	$—

69

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Derivative Instruments (continued)

	For the year ended December 31, 2023
			Index credits and
		Net realized	interest credited to
	Net investment	capital gains	account balances
	income related to	(losses) related to	related to hedges
	hedges of fixed	hedges of fixed	of policy reserves
	maturities,	maturities,	and annuity
	available for sale	available for sale	account values
	(in thousands)
Total amounts of Consolidated Statement of Operations line items in which the effects of fair value and cash flow hedges are reported
Gains (losses) on fair value hedging relationships:
Foreign currency forwards:
Gain recognized on derivatives	$—	$116,597	$—
Loss recognized on hedged item	—	(116,597)	—
Interest rate swaps:
Loss recognized on derivatives	—	—	(940)
Loss related to periodic settlements on derivatives	—	—	(28,044)

Total gain (loss) recognized for fair value hedging relationships	$—	$—	$(28,984)

Gains (losses) on cash flow hedging relationships:
Interest rate swaps:
Gains related to periodic settlements on derivatives	$2,703	$—	$—

Total gain (loss) recognized for cash flow hedging relationships	$2,703	$—	$—

70

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs & Value of Business Acquired

An analysis of the DAC asset, the DSI cost asset, and the VOBA asset is presented below for the years ended:

	Deferred Policy	Deferred Sales	Value of Business	Total DAC, DSI &
	Acquisition Costs	Inducement Costs	Acquired	VOBA
	(in thousands)
Balance at January 1, 2023	$1,059,940	$336,529	$1,192,081	$2,588,550
Capitalization	366,521	183,978	—	550,499
Amortization	(133,853)	(38,011)	(146,258)	(318,122)

Balance at December 31, 2023	1,292,608	482,496	1,045,823	2,820,927
Capitalization	359,442	261,020	—	620,462
Amortization	(162,605)	(52,438)	(136,780)	(351,823)

Balance at December 31, 2024	1,489,445	691,078	909,043	3,089,566
Capitalization	427,579	390,374	—	817,953
Amortization	(201,269)	(85,783)	(125,179)	(412,231)

Balance at December 31, 2025	$1,715,755	$995,669	$783,864	$3,495,288

Deferred Policy Acquisition Costs

An analysis of the DAC asset balance is presented below for the years ended:

	Fixed Index Annuity	Fixed Annuity	Variable Annuity	Other	Total
	(in thousands)
Balance at January 1, 2023	$989,086	$42,573	$25,506	$2,775	$1,059,940
Capitalization	317,163	44,529	5,673	(844)	366,521
Amortization	(117,303)	(13,827)	(2,373)	(350)	(133,853)

Balance at December 31, 2023	1,188,946	73,275	28,806	1,581	1,292,608
Capitalization	327,996	27,039	4,430	(23)	359,442
Amortization	(142,334)	(17,420)	(2,589)	(262)	(162,605)

Balance at December 31, 2024	1,374,608	82,894	30,647	1,296	1,489,445
Capitalization	379,414	43,551	4,347	267	427,579
Amortization	(175,152)	(23,121)	(2,740)	(256)	(201,269)

Balance at December 31, 2025	$1,578,870	$103,324	$32,254	$1,307	$1,715,755

71

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs & Value of Business Acquired (continued)

All amounts reflected above are net of reinsurance activity ceded (see Note 10).

Deferred Sales Inducement Costs

An analysis of the DSI costs asset balance is presented below for the years ended:

	Fixed Index Annuity	Fixed Annuity	Variable Annuity	Total
	(in thousands)
Balance at January 1, 2023	$335,733	$30	$766	$336,529
Capitalization	183,963	—	15	183,978
Amortization	(37,922)	(10)	(79)	(38,011)

Balance at December 31, 2023	481,774	20	702	482,496
Capitalization	261,031	(18)	7	261,020
Amortization	(52,364)	(2)	(72)	(52,438)

Balance at December 31, 2024	690,441	—	637	691,078
Capitalization	390,363	—	11	390,374
Amortization	(85,717)	(1)	(65)	(85,783)

Balance at December 31, 2025	$995,087	$(1)	$583	$995,669

All amounts reflected above are net of reinsurance activity ceded (see Note 10).

Value of Business Acquired

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended:

72

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs & Value of Business Acquired (continued)

	Fixed Index Annuity	Fixed Annuity	Variable Annuity	Life	Total
	(in thousands)
Balance at January 1, 2023	$1,061,337	$19,739	$66,184	$44,821	$1,192,081
Amortization	(133,716)	(4,033)	(5,702)	(2,807)	(146,258)

Balance at December 31, 2023	927,621	15,706	60,482	42,014	1,045,823
Amortization	(125,936)	(2,966)	(5,218)	(2,660)	(136,780)

Balance at December 31, 2024	801,685	12,740	55,264	39,354	909,043
Amortization	(115,414)	(2,375)	(4,858)	(2,532)	(125,179)

Balance at December 31, 2025	$686,271	$10,365	$50,406	$36,822	$783,864

All amounts reflected above are net of reinsurance activity ceded (see Note 10).

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:

2026	$119,262
2027	110,493
2028	102,158
2029	92,160
2030	79,890

73

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Separate Account Balances

Separate account funding agreements

The Company issued separate account funding agreements whereby the contract holders elect to invest in various investment options offered under the policy. As of December 31, 2025 and 2024, separate account investments funded through these agreements were $3,346.8 million and $3,042.2 million, respectively, and are reported in Separate account assets and Separate account liabilities on the Consolidated Balance Sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying Consolidated Statements of Operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees assessed at the time the funding agreement was issued.

Separate account assets

The aggregate fair value of assets, by major investment category, supporting separate accounts were as follows as of December 31:

	2025	2024
	(in thousands)
Common stock	$3,458,074	$3,374,151
Other invested assets	3,346,800	3,042,200

Total separate accounts assets	$6,804,874	$6,416,351

74

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Separate Account Balances (continued)

Separate account liabilities

The following tables summarize disaggregated separate account liability amounts and reconcile the totals to Separate account liabilities reported in the Consolidated Balance Sheets as of December 31:

	2025	2024
	(in thousands)
Traditional deferred annuities	$3,387,902	$3,316,472
Funding agreements	3,346,800	3,042,200
Other (1)	70,172	57,679

Total separate accounts liabilities	$6,804,874	$6,416,351

(1)	Includes separate account immediate annuities and variable universal life.

The balances and changes in traditional deferred annuities separate account liabilities were as follows as of December 31:

	2025	2024
	(in thousands)
Balance at beginning of period	$3,316,472	$3,188,175
Deposits	112,869	133,033
Policy charges	(9,677)	(9,787)
Withdrawals	(98,798)	(96,132)
Benefit payments	(291,064)	(286,950)
Net transfers (to) from general account	(18,609)	(14,935)
Investment performance	375,580	403,018
Other	1,129	50

Balance at end of period	$3,387,902	$3,316,472

75

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Separate Account Balances (continued)

The following is a rollforward of the funding agreements held in the separate account assets and liabilities for years ended:

	2025	2024
	(in thousands)
Balance at beginning of period	$3,042,200	$2,386,900
Unrealized gain (loss)	211,705	619,079
Interest	92,895	36,221

Balance at end of period	$3,346,800	$3,042,200

76

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets

Property and Equipment

The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2025	2024
	(in thousands)
Land and improvements	$7,279	$7,279
Building	52,596	52,545
Leasehold improvements	2,236	2,236
Furniture	109	77
Data processing equipment	599	381

	62,819	62,518
Accumulated depreciation	(19,100)	(16,642)

Net property and equipment	$43,719	$45,876

Accumulated depreciation deducted from investment in real estate amounted to $18.2 million and $16.1 million at December 31, 2025 and 2024, respectively.

Goodwill

As of December 31, 2025 and 2024, the Company had a carrying value of goodwill of $96.9 million. Impairment of goodwill is evaluated annually. The Company determined for 2025 and 2024 that no impairment of goodwill was necessary.

Airplane

In February 2013, SAILES 2, LLC (“SAILES”), a wholly owned subsidiary of SBLIC, acquired an airplane for other investment purposes. SAILES leased the airplane under an operating lease.

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Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets (continued)

In 2024, the Company executed an agreement to sell its aircraft for a $50.0 million purchase price. The sale of the aircraft resulted in $19.7 million write-off to the Company. Proceeds from the sale funded selling costs and settlement of all outstanding obligations, resulting in the dissolution of SAILES and full distribution of equity.

78

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Pretax	Tax	After-Tax
	(in thousands)
Other comprehensive income (loss) for the year ended December 31, 2023:
Net unrealized gains (losses) on available for sale securities	$1,446,241	$(303,524)	$1,142,717
Foreign exchange adjustments on available for sale and equity method investments	5	(1)	4
Reclassification adjustment for (gains) losses included in net income	(195,131)	40,952	(154,179)
Hedging instruments	18,299	(3,840)	14,459

Net unrealized gains (losses) on investments and hedging instruments	1,269,414	(266,413)	1,003,001
Remeasurement gains (losses) on future policy benefits related to discount rate	(5,229)	1,097	(4,132)
Remeasurement gains (losses) on market risk benefits related to credit risk	(139,786)	29,337	(110,449)

Total other comprehensive income (loss) for the year ended December 31, 2023	$1,124,399	$(235,979)	$888,420

Other comprehensive income (loss) for the year ended December 31, 2024
Net unrealized gains (losses) on available for sale securities	$410,356	$(86,175)	$324,181
Foreign exchange adjustments on available for sale and equity method investments	(5,378)	1,129	(4,249)
Reclassification adjustment for (gains) losses included in net income	3,440	(722)	2,718
Hedging instruments	(5,542)	1,164	(4,378)

Net unrealized gains (losses) on investments and hedging instruments	402,876	(84,604)	318,272
Remeasurement gains (losses) on future policy benefits related to discount rate	6,166	(1,295)	4,871
Remeasurement gains (losses) on market risk benefits related to credit risk	(182,916)	38,412	(144,504)

Total other comprehensive income (loss) for the year ended December 31, 2024	$226,126	$(47,487)	$178,639

Other comprehensive income (loss) for the year ended December 31, 2025:
Net unrealized gains (losses) on available for sale securities	$322,323	$(67,710)	$254,613
Foreign exchange adjustments on available for sale and equity method investments	8,295	(1,742)	6,553
Reclassification adjustment for (gains) losses included in net income	(39,274)	8,248	(31,026)
Hedging instruments	27,834	(5,845)	21,989

Net unrealized gains (losses) on investments and hedging instruments	319,178	(67,049)	252,129
Remeasurement gains (losses) on market risk benefits related to credit risk	(5,361)	1,126	(4,235)
Remeasurement gains (losses) on market risk benefits related to credit risk	83,159	(17,463)	65,696

Total other comprehensive income (loss) for the year ended December 31, 2025	$396,976	$(83,386)	$313,590

79

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income (Loss)

	Foreign Exchange Adjustment	Unrealized Gains (Losses) on Available for Sale Securities	Total Other Comprehensive Income (Loss)
	(in thousands)
Accumulated other comprehensive income (loss) at January 1, 2023	$(4,991)	$(1,129,301)	$(1,134,292)
Other comprehensive income (loss) before reclassifications	4	1,042,595	1,042,599
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	(154,179)	(154,179)

Accumulated other comprehensive income (loss) at December 31, 2023	(4,987)	(240,885)	(245,872)
Other comprehensive income (loss) before reclassifications	(4,249)	180,170	175,921
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	2,718	2,718

Accumulated other comprehensive income (loss) at December 31, 2024	(9,236)	(57,997)	(67,233)
Other comprehensive income (loss) before reclassifications	6,553	338,063	344,616
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	(31,026)	(31,026)

Accumulated other comprehensive income (loss) at December 31, 2025	$(2,683)	$249,040	$246,357

(1)

The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available for sale securities are included in Investment-related gains (losses) and Income tax expense in the Consolidated Statements of Operations.

80

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Reinsurance assumed:
Premiums received	$17,055	$20,654	$17,505

Commissions paid	$2,224	$2,371	$3,486

Claims paid	$17,154	$18,047	$19,504

Surrenders paid	$100,210	$113,828	$109,252

Principal reinsurance ceded transactions are summarized as follows for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Reinsurance ceded:
Premiums paid	$2,256,418	$1,997,759	$2,492,320

Commissions received	$172,405	$162,837	$206,979

Claim recoveries	$175,345	$159,929	$147,824

Surrenders recovered	$956,511	$984,968	$898,062

At December 31, 2025 and 2024, the Company had reinsurance recoverable receivables totaling $12,507.8 million and $10,682.4 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers.

The increase in Reinsurance recoverable was primarily related to the ceding of certain fixed annuity and fixed index annuity liabilities to SkyRidge Re Bermuda. The liabilities subject to the agreement are (i) liabilities on policies inforce as of November 30, 2021 and (ii) liabilities on policies as they are written through 2027. As of December 31, 2025, the Company has net business ceded based on statutory reserves of $9.9 billion to SkyRidge Re, and of this amount, $1.7 billion was the ceded premium during the year ended December 31, 2025.

81

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance (continued)

In September 2025, the Company entered into a coinsurance with funds withheld reinsurance agreement to cede certain fixed annuity and fixed index annuity liabilities to SkyRidge Re Cayman. The liabilities subject to the agreement are liabilities on policies as they are written through 2027. As of December 31, 2025, the Company has net business ceded based on statutory reserves of $516.5 million to SkyRidge Re Cayman, and $580.1 million of ceded premium during the year ended December 31, 2025.

As of December 31, 2025 and 2024, the value of the Company’s Funds withheld and held liability under all its reinsurance agreements was $11,067.0 million and $9,201.5 million, respectively. The SkyRidge Re reinsurance agreement was the primary driver of the increase in the value of the Company’s funds withheld and held liability.

As of December 31, 2025 and 2024, the Company had $604.1 million and $660.7 million, respectively, of reserves ceded that were uncollateralized by the assuming reinsurer.

Life insurance inforce ceded at December 31, 2025 and 2024 was $1,553.3 million and $1,655.6 million, respectively. Life reserves ceded at December 31, 2025 and 2024 was $582.2 million and $569.4 million, respectively.

Through its consolidated captive reinsurance subsidiary, Sixth Avenue Reinsurance Company (“SARC”), the Company entered into an excess of loss reinsurance agreement with a third party US based reinsurance company. This excess of loss agreement covers fixed index annuities with a GLWB that were issued in 2018 through the first half of 2020. Under this excess of loss agreement, if those annuity holders continue to make lifetime income withdrawals beyond certain dollar thresholds within the excess of loss coverage period (22-24 years from the issue date of each contract cohort), the third party reinsurance company will reimburse the Company for those benefit payments. The Company did not reduce any policy or annuity reserve liability as a result of this excess of loss agreement.

82

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities

Interest sensitive contract liabilities and future policy benefits

The major components of Interest sensitive contract liabilities and future policy benefits on the Consolidated Balance Sheets are summarized as follows as of December 31:

	2025	2024
	(in thousands)
Liabilities for interest sensitive contract liabilities:
Embedded derivatives and host contract balances (fixed index annuities) (1)	$29,495,707	$25,803,181
Traditional deferred annuities (2)	14,806,179	13,401,698
Funding agreements	528,591	511,011
Other interest sensitive contracts (3)	387,716	363,702

Total interest sensitive contract liabilities	45,218,193	40,079,592

Liability for future policy benefits	643,858	614,486
Other future policy benefits reserves (4)	186,698	202,998

Total interest sensitive contract liabilities and future policy benefits	$46,048,749	$40,897,076

(1)

Fixed index annuities (index) policyholder account balance of $29.7 billion and $26.1 billion as of December 31, 2025 and 2024, respectively. The policyholder account balances are derived utilizing long-duration contract accounting while the embedded derivative and host contract balances are derived utilizing derivative accounting.

(2)	Traditional deferred annuities includes fixed annuities and the fixed portion of fixed index annuities and variable annuities.

(3)	Other interest sensitive contracts primarily include group fixed account, MYGA market value adjustments, non-life contingent payout annuities, and other annuities.

(4)	Other future policy benefits reserves primarily include other life insurance which is primarily ceded to reinsurers.

The following represents a rollforward of the policyholder account balance of traditional deferred annuities by product within interest sensitive contract liabilities.

	Fixed Index Annuity (Fixed)	Fixed Annuity	Variable Annuity	Traditional Deferred Annuities	Fixed Index Annuity (Index)	Total
	(in thousands)
Balance at January 1, 2025	$4,010,209	$7,758,157	$1,633,332	$13,401,698	$26,053,926	$39,455,624
Deposits	834,095	2,200,602	51,082	3,085,779	5,004,728	8,090,507
Policy charges	(28,184)	(3,490)	(230)	(31,904)	(220,004)	(251,908)
Withdrawals	(193,058)	(136,499)	(85,159)	(414,716)	(1,168,903)	(1,583,619)
Benefit payments	(189,714)	(1,201,514)	(141,255)	(1,532,483)	(1,350,693)	(2,883,176)
Net transfers	(290,610)	—	20,352	(270,258)	290,610	20,352
Interest credited	133,908	382,045	58,533	574,486	1,123,262	1,697,748
Other	(347)	(6,336)	260	(6,423)	95	(6,328)

Balance at December 31, 2025	4,276,299	8,992,965	1,536,915	14,806,179	29,733,021	44,539,200
Reinsurance	1,242,388	3,176,353	—	4,418,741	7,671,289	12,090,030

Balance at December 31, 2025, net of reinsurance	$3,033,911	$5,816,612	$1,536,915	$10,387,438	$22,061,732	$32,449,170

Weighted-average crediting rate	3.3	4.6	3.8		3.3
Cash surrender value	$3,753,148	$8,481,261	$1,506,852		$25,999,877

83

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

	Fixed Index Annuity (Fixed)	Fixed Annuity	Variable Annuity	Traditional Deferred Annuities	Fixed Index Annuity (Index)	Total
	(in thousands)
Balance at January 1, 2024	$3,520,899	$7,515,342	$1,788,451	$12,824,692	$23,649,716	$36,474,408
Deposits	996,338	1,162,595	53,724	2,212,657	4,243,365	6,456,022
Policy charges	(16,914)	(3,931)	(292)	(21,137)	(251,839)	(272,976)
Withdrawals	(162,915)	(125,292)	(87,378)	(375,585)	(995,658)	(1,371,243)
Benefit payments	(189,260)	(1,120,174)	(199,743)	(1,509,177)	(1,798,265)	(3,307,442)
Net transfers	(246,647)	(1)	15,852	(230,796)	246,647	15,851
Interest credited	108,667	334,421	62,407	505,495	961,267	1,466,762
Other	41	(4,803)	311	(4,451)	(1,307)	(5,758)

Balance at December 31, 2024	4,010,209	7,758,157	1,633,332	13,401,698	26,053,926	39,455,624
Reinsurance	1,138,059	2,899,018	—	4,037,077	6,209,065	10,246,142
Balance at December 31, 2024, net of reinsurance	$2,872,150	$4,859,139	$1,633,332	$9,364,621	$19,844,861	$29,209,482

Weighted-average crediting rate	3.2	4.6	3.8		3.0
Cash surrender value	$3,484,277	$7,240,284	$1,598,781		$22,780,140

The following represents policyholder account balances by range of guaranteed minimum crediting rates, as well as the related range of the difference between rates being credited to policyholders and the respective guaranteed minimums:

84

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

		December 31, 2025
		(in thousands)
	Range of guaranteed minimum	At guaranteed minimum	1 basis point - 50 basis points above	51 basis point - 150 basis points above	Greater than 150 basis points above	Total
Fixed	<1.0%	$—	$—	$—	$—	$—
Index	1.0% – <2.0%	579,936	2,827,202	7,832,299	18,493,584	29,733,021
Annuity	2.0% and greater	—	—	—	—	—

(Index)	Total	579,936	2,827,202	7,832,299	18,493,584	29,733,021

Fixed	<1.0%	—	—	24,218	232,306	256,524
Index	1.0% – <2.0%	5,574	106,205	1,693,028	639,796	2,444,603
Annuity	2.0% and greater	84,431	763	341,556	1,148,422	1,575,172

(Fixed)	Total	90,005	106,968	2,058,802	2,020,524	4,276,299

Fixed	<1.5%	23,525	9,303	205,588	1,870,050	2,108,466
Annuity	1.5% – <3.0%	194,739	6,028	235,936	4,530,306	4,967,009
	3.0% and greater	268,836	23,110	33,981	1,591,563	1,917,490

	Total	487,100	38,441	475,505	7,991,919	8,992,965

Variable	<3.0%	1,397	5,458	55,020	60,142	122,017
Annuity	3.0% – <6.0%	989,972	310,549	114,377	—	1,414,898
	6.0% and greater	—	—	—	—	—

	Total	$991,369	$316,007	$169,397	$60,142	$1,536,915

85

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

		December 31, 2024
		(in thousands)
	Range of guaranteed minimum	At guaranteed minimum	1 basis point - 50 basis points above	51 basis point - 150 basis points above	Greater than 150 basis points above	Total
Fixed Index Annuity (Index)	<1.0%	$—	$—	$—	$—	$—
	1.0% – <2.0%	741,360	3,641,442	8,315,307	13,355,817	26,053,926
	2.0% and greater	—	—	—	—	—

	Total	741,360	3,641,442	8,315,307	13,355,817	26,053,926

Fixed Index Annuity (Fixed)	<1.0%	—	—	48,434	285,747	334,181
	1.0% – <2.0%	18,985	127,575	1,737,487	639,759	2,523,806
	2.0% and greater	91,944	180	230,384	829,714	1,152,222

	Total	110,929	127,755	2,016,305	1,755,220	4,010,209

Fixed Annuity	<1.5%	28,210	10,459	401,238	2,460,037	2,899,944
	1.5% – <3.0%	230,102	32,833	110,573	3,265,539	3,639,047
	3.0% and greater	297,905	25,945	45,368	849,948	1,219,166

	Total	556,217	69,237	557,179	6,575,524	7,758,157

Variable Annuity	<3.0%	1,488	5,745	47,740	60,579	115,552
	3.0% – <6.0%	1,061,714	340,718	115,331	—	1,517,763
	6.0% and greater	17	—	—	—	17

	Total	$1,063,219	$346,463	$163,071	$60,579	$1,633,332

The Company has issued general account funding agreements of $528.6 million and $511.0 million at December 31, 2025 and 2024, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. The balance of the general account funding agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.

In May 2021, the Company established a $2.0 billion program for a trust, Security Benefit Global Funding, to periodically issue funding agreement-backed notes. The program was relaunched and increased in size to $5.0 billion in July 2025. Security Benefit Global Funding is not an affiliate or related party of the Company. These notes are backed by funding agreements issued by the Company to the trust. The funding agreement liability had no carrying amount at December 31, 2025 and or December 31, 2024.

86

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a rollforward of the general account funding agreements within interest sensitive contract liabilities:

General Account
Funding Agreements
(in thousands)
Balance as of January 1, 2024	$1,003,228
Issuances	525,000
Interest	17,320
Maturities	(1,034,224)
Other payments	(313)

Balance as of December 31, 2024	511,011
Interest	19,085
Other payments	(1,505)

Balance as of December 31, 2025	$528,591

The following is a reconciliation of future policy benefits to the Consolidated Balance Sheets:

	December 31,
	2025	2024
	(in thousands)
Payout annuities with life contingencies	$141,731	$121,349
Payout annuities with life contingencies, deferred profit liability	3,279	3,598
Whole life	497,502	488,503
Whole life, deferred profit liability	1,346	1,036

Liability for future policy benefits	$643,858	$614,486

87

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a rollforward by product of the liability for future policy benefits, excluding the deferred profit liability:

	Year ended December 31, 2025
	Payout annuities with life contingencies	Whole life	Total
	(in thousands)
Present value of expected net premiums
Balance at January 1, 2025	$—	$8,059	$8,059

Balance at January 1, 2025 at original discount rate	—	7,314	7,314

Effect of changes in cash flow assumptions	—	(227)	(227)
Effect of actual variances from expected experience	—	(2,990)	(2,990)
Issuances	23,561	—	23,561
Interest accrual	—	322	322
Net premium collected	(23,561)	(192)	(23,753)
Other	—	(241)	(241)

Balance at December 31, 2025 at original discount rate	—	3,986	3,986
Effect of changes in discount rate assumptions	—	727	727

Balance at December 31, 2025	$—	$4,713	$4,713

Present value of expected future policy benefits
Balance at January 1, 2025	$121,349	$496,561	$617,910

Balance at January 1, 2025 at original discount rate	124,383	475,108	599,491

Effect of changes in cash flow assumptions	—	(472)	(472)
Effect of actual experience to expected experience	—	(4,812)	(4,812)
Issuances	23,561	1	23,562
Interest accrual	7,395	26,787	34,182
Benefit payments	(14,789)	(24,089)	(38,878)

Balance at December 31, 2025 at original discount rate	140,550	472,523	613,073
Effect of changes in discount rate assumptions	1,181	29,692	30,873

Balance at December 31, 2025	141,731	502,215	643,946

Liability for future policy benefits, excluding deferred profit liability at December 31, 2025	141,731	497,502	639,233
Reinsurance	31,755	418,982	450,737

Liability for future policy benefits, excluding deferred profit liability,net of reinsurance at December 31, 2025	$109,976	$78,520	$188,496

Weighted-average liability duration (in years)	7.4	8.7

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Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

Weighted-average interest accretion rate	5.0	5.8
Weighted-average current discount rate	4.9	5.2
Expected future gross premiums, undiscounted	$—	$72,628
Expected future gross premiums, discounted	$—	$44,806
Expected future benefit payments, undiscounted	$213,556	$150,429

89

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Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

	Year ended December 31, 2024
	Payout annuities with life contingencies	Whole life	Total
	(in thousands)
Present value of expected net premiums
Balance at January 1, 2024	$—	$9,430	$9,430

Balance at January 1, 2024 at original discount rate	—	8,289	8,289

Effect of changes in cash flow assumptions	—	(101)	(101)
Effect of actual variances from expected experience	—	(610)	(610)
Issuances	9,379	—	9,379
Interest accrual	—	413	413
Net premium collected	(9,379)	(625)	(10,004)
Other	—	(52)	(52)

Balance at December 31, 2024 at original discount rate	—	7,314	7,314

Effect of changes in discount rate assumptions	—	745	745

Balance at December 31, 2024	$—	$8,059	$8,059

Present value of expected future policy benefits
Balance at January 1, 2024	$121,828	$534,678	$656,506

Balance at January 1, 2024 at original discount rate	121,551	478,256	599,807

Effect of changes in cash flow assumptions	—	(151)	(151)
Effect of actual experience to expected experience	—	(2,708)	(2,708)
Issuances	9,379	1	9,380
Interest accrual	6,843	26,349	33,192
Benefit payments	(13,391)	(26,639)	(40,030)

Balance at December 31, 2024 at original discount rate	124,382	475,108	599,490

Effect of changes in discount rate assumptions	(3,033)	21,454	18,421

Balance at December 31, 2024	121,349	496,562	617,911

Liability for future policy benefits, excluding deferred profit liability at December 31, 2024	$121,349	$488,503	$609,852

Reinsurance	$32,746	$409,940	$442,686
Liability for future policy benefits, excluding deferred profit liability,net of reinsurance at December 31, 2024	$88,603	$78,563	$167,166
Weighted-average liability duration (in years)	7.5	9.1
Weighted-average interest accretion rate	4.9	5.8
Weighted-average current discount rate	5.3	5.1
Expected future gross premiums, undiscounted	$—	$79,565
Expected future gross premiums, discounted	$—	$49,734
Expected future benefit payments, undiscounted	$194,383	$156,657

90

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a summary of liability for future policy benefit remeasurement gains (losses) included within Interest sensitive contract and future policy benefits on the Consolidated Statements of Operations:

	December 31,
	2025	2024
	(in thousands)
Reserves	15,968	(1,770)
Deferred profit liability	(4)	(269)

Total remeasurement gains (losses)	$15,964	$(2,039)

Market risk benefits

The following is a reconciliation of Market risk benefits to the Consolidated Balance Sheets. Market risk benefit assets are included in Other assets on the Consolidated Balance Sheets.

	Year ended December 31, 2025			Year ended December 31, 2024
	Asset	Liability	Net Liability	Asset	Liability	Net Liability
	(in thousands)			(in thousands)
Fixed Index Annuity	$24,256	$3,293,060	$3,268,804	$25,138	$2,986,826	$2,961,688
Variable Annuity	4,596	26,490	21,894	4,322	35,377	31,055

Total	$28,852	$3,319,550	$3,290,698	$29,460	$3,022,203	$2,992,743

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Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a rollforward of net market risk benefit liabilities by product:

	Year ended December 31, 2025
	Fixed Index Annuity	Variable Annuity	Total
	(in thousands)
Balance at December 31, 2024	$2,961,688	$31,055	$2,992,743
Balance, beginning of period, before changes in instrument-specific credit risk	3,102,718	32,254	3,134,972
Derecognition - transitioned to payout	(16,633)	(1,014)	(17,647)
Decrements	(95,096)	1,253	(93,843)
Issuances	—	(25)	(25)
Interest accrual	151,563	(2,836)	148,727
Attributed fees collected	189,819	4,598	194,417
Benefit payments	(8,140)	(4,070)	(12,210)
Effect of changes in interest rates	52,471	(2,273)	50,198
Effect of changes in equity markets	(114,483)	(2,238)	(116,721)
Inforce updates and other	137,777	(2,342)	135,435
Effect of changes in policyholder assumptions	92,884	(103)	92,781
Balance, end of period, before changes in instrument-specific credit risk	3,492,880	23,204	3,516,084

Effect of changes in instrument-specific credit risk	(224,076)	(1,310)	(225,386)

Balance at December 31, 2025	3,268,804	21,894	3,290,698

Reinsurance	—	(6,182)	(6,182)
Balance, net of reinsurance	$3,268,804	$15,712	$3,284,516
Net amount at risk	6,856,795	133,186
Weighted-average attained age of contract holders (in years)	73.7	69.7

92

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Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

	Year ended December 31, 2024
	Fixed Index Annuity	Variable Annuity	Total
	(in thousands)
Balance at December 31, 2023	$2,269,961	$62,235	$2,332,196
Balance, beginning of period, before changes in instrument-specific credit risk	2,591,418	66,304	2,657,722
Derecognition - transitioned to payout	(3,425)	(1,728)	(5,153)
Decrements	(101,940)	(1,324)	(103,264)
Issuances	—	(13)	(13)
Interest accrual	163,837	(4,842)	158,995
Attributed fees collected	191,830	4,675	196,505
Benefit payments	(6,005)	(3,488)	(9,493)
Effect of changes in interest rates	(197,298)	(8,396)	(205,694)
Effect of changes in equity markets	(65,831)	(2,437)	(68,268)
Inforce updates and other	195,847	3,037	198,884
Effect of changes in policyholder assumptions	332,125	(19,535)	312,590
Effect of changes in other assumptions	2,159	—	2,159

Balance, end of period, before changes in instrument-specific credit risk	3,102,717	32,253	3,134,970

Effect of changes in instrument-specific credit risk	(141,029)	(1,198)	(142,227)

Balance at December 31, 2024	2,961,688	31,055	2,992,743

Reinsurance	—	(7,899)	(7,899)
Balance, net of reinsurance	$2,961,688	$23,156	$2,984,844
Net amount at risk	6,871,748	163,697
Weighted-average attained age of contract holders (in years)	72.9	69.4

Unlocking

As discussed in Note 1, significant assumptions are used in the calculation of the fixed index annuity embedded derivative, liability for future policy benefits, and market risk benefits. During 2025 and 2024, the Company performed its annual review of assumptions and updated certain assumptions to reflect emerging experience and expectations for future performance. In 2025,

93

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

revisions primarily related to policyholder behavior assumptions, including utilization rates for rider benefits and full surrender rate, resulting in an increase in embedded derivative of $0.7 million, a decrease in the liability for future policy benefits of $0.8 million, and an increase in MRB of $92.8 million; the combined impacts resulted in a decrease in Income before income tax expense, net of reinsurance, of $90.4 million. In 2024, revisions primarily related to policyholder behavior assumptions, including surrender patterns, rider utilization, and mortality assumptions for certain products, resulting in a decrease in embedded derivative of $36.5 million, a decrease in the liability for future policy benefits of $0.1 million, and an increase in MRB of $314.7 million; the combined impacts resulted in a decrease in Income before income tax expense, net of reinsurance, of $279.8 million. The updates were based on recent experience studies, industry data, and refinements to modeling methodologies.

12. Income Taxes

The Company is included in a consolidated Non-Life/Life federal income tax return filed by Eldridge Wealth Solutions, Inc. (“EWS”, previously Security Benefit Corporation). The Internal Revenue Service is currently examining the Company’s federal tax returns for tax years 2018 through 2019. There are no proposed adjustments. The Company is no longer subject to federal and state examinations by tax authorities for the years before 2018. The State of Florida completed its examination of SBLIC’s 2020 through 2022 Florida income tax returns, resulting in no adjustments.

Under a tax sharing agreement between EWS and certain of its related parties, EWS allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. Through the tax sharing agreement with EWS, the Company had a payable to EWS of $9.0 million and $36.3 million at December 31, 2025 and 2024, respectively, for taxes, which is included in Other liabilities on the Consolidated Balance Sheets.

94

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

SBLIC’s subsidiary, SARC, has a separate tax sharing agreement with EWS. Under the separate tax sharing agreement, SARC’s losses are benefited only to the extent SARC could otherwise utilize the losses on a stand-alone basis.

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

As of December 31, 2025 and 2024, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of Other operating expenses in the Consolidated Statements of Operations. The Company recorded no interest expense for unrecognized tax benefits for the years ended December 31, 2025 and 2024.

The Company is subject to Corporate Alternative Minimum Tax (“CAMT”) due to being a member of a controlled group meeting the defined thresholds. This provision had no impact on the results of operations for years ended December 31, 2025, 2024, and 2023.

H.R.1, also referred to as the “One Big Beautiful Bill Act” (the “Tax Act of 2025”) was enacted into law on July 4, 2025. The Tax Act of 2025 does not have a material impact on the Company’s effective tax rate or deferred tax position.

Income tax expense consists of the following for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Current income tax expense	$210,024	$342,456	$309,268
Deferred income tax (benefit) expense	2,691	(94,620)	(197,510)

Income tax expense	$212,715	$247,836	$111,758

95

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Federal income tax expense computed at statutory rate	$213,492	$252,545	$119,070
Increases (decreases) in taxes resulting from:
Valuation allowance	—	—	—
Dividends received deduction	(3,211)	(4,167)	(3,973)
Changes in uncertain tax positions	—	—	—
Prior period adjustments	603	40	(752)
Tax exempt interest	(1,139)	(420)	(381)
Non-controlling interest	2,957	(645)	—
Other (1)	13	483	(2,206)

Income tax expense	$212,715	$247,836	$111,758

(1)	Includes state income taxes, nondeductible meals and entertainment, nondeductible dues and penalties, nondeductible lobbying expenses and other miscellaneous differences and adjustments.

96

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following as of December 31:

	2025	2024
	(in thousands)
Deferred income tax assets:
Policyholder reserves	$683,255	$506,789
Net unrealized loss on derivatives	42,918	40,984
Net unrealized loss on investments	—	43,946
Credit carryover	1,983	4,476
Rider fee	7,731	7,973
Net operating loss carryforward	78,569	93,432

Total gross deferred income tax assets before valuation allowance	814,456	697,600
Less valuation allowance	—	—

Total deferred income tax assets	814,456	697,600
Deferred income tax liabilities:
Net unrealized gain on investments	23,083	—
Deferred policy acquisition costs and deferred sales inducements	513,264	409,460
Investments	208,642	110,359
Value of business acquired	164,611	190,899
Depreciation	5,867	3,569
Other	16,281	14,555

Total deferred income tax liabilities	931,748	728,842

Net deferred income tax liability	$(117,292)	$(31,242)

The oldest credit carryover will expire in 2029 and relates to general business credits.

The Company’s deferred tax asset position includes $374.1 million of federal net operating loss carryforwards related to SARC losses which have no expiration date.

97

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company recorded no valuation allowance on deferred tax assets as of December 31, 2025 and 2024.

The realization of deferred tax assets related to unrealized loss on our available for sale fixed maturity securities is based on the the Company’s ability and intent to hold the securities for a period of time sufficient to allow for the recovery of the value.

98

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.

Determination of Fair Value

Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.

99

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Cash equivalents

Cash equivalents include highly liquid securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.

Fixed maturity investments

The fair values of fixed maturity securities in an active and orderly market are largely determined by utilizing third party pricing services. The Company has regular interactions with pricing services and its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.

Equity securities

Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

100

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Short-term investments

Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 or 3, depending on the observability of the inputs.

Call options, currency forwards, swaps, and futures

Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Currency forwards with fair values obtained from pricing services with substantially observable inputs are included in Level 2. Swaps with fair values obtained from counterparties with substantially observable inputs are included in Level 2. Futures, swaps, and call options with fair values obtained from unadjusted quoted prices for identical instruments traded in active markets are included in Level 1.

Other invested assets

Certain other invested assets for which the fair value option was elected use inputs which are unobservable in the market and are included in Level 3.

Market risk benefits

Market risk benefits are valued with the use of inputs related to fees, assessments, and assumptions in determining the projected benefits in excess of the projected account balance. Judgment is required for both economic and actuarial assumptions, which can be either observable or unobservable, which impact future policyholder account growth. Market risk benefits are included in Level 3.

101

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Embedded derivatives – reinsurance contracts

The fair value of the embedded derivative reinsurance contracts asset is calculated as described below, under the heading Embedded derivatives—fixed index annuity contracts, where the portion of the liability ceded is held as a reinsurance recoverable asset. These assets are included in Level 3.

The fair value of the embedded derivative reinsurance contracts liability is determined by the expected value of future index credits calculated using call option pricing with current market data and updated fund value allocations for policyholder balances. These liabilities are included in Level 3.

Separate account assets

Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and underlying assets approach. The investments in private notes and partnerships are reflected in Level 3.

102

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Embedded derivatives – funds withheld liability

The Company estimates the fair value of the embedded derivative based on the change in the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld agreement. This liability is included in Level 3.

Embedded derivatives – fixed index annuity contracts

Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.

Assets and Liabilities Measured and Reported at Fair Value

The following table presents categories measured at fair value on a recurring basis:

	December 31, 2025
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash equivalents	$15,881	15,881	$—	—
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	287,519	—	287,519	—
Obligations of government-sponsored enterprises	832,594	—	832,594	—

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Corporate	24,433,693	—	3,447,823	20,985,870
Municipal obligations	330,991	—	319,809	11,182
Commercial mortgage-backed	153,355	—	152,433	922
Residential mortgage-backed	11,772	—	11,772	—
Collateralized debt obligations	4,437	—	4,437	—
Collateralized loan obligations	8,561,709	—	5,830,641	2,731,068
Redeemable preferred stock	45,973	—	—	45,973
Other asset backed	5,342,280	—	558,675	4,783,605

Total fixed maturity investments, available for sale, including pledged securities (1)	40,004,323	—	11,445,703	28,558,620
Fixed maturity investments, trading:
U.S. Treasury securities and other U.S. government corporations and agencies	5,024	—	5,024	—
Obligations of government-sponsored enterprises	—	—	—	—
Corporate	46,830	—	46,830	—
Obligations of foreign governments	—	—	—	—
Municipal obligations	2,135	—	2,135	—
Commercial mortgage-backed	7,562	—	7,562	—
Residential mortgage-backed	5,551	—	5,551	—
Collateralized debt obligations	—	—	—	—
Collateralized loan obligations	5,266	—	5,266	—
Redeemable preferred stock	—	—	—	—
Other asset backed	13,085	—	13,085	—

Total fixed maturity, trading investments	85,453	—	85,453	—
Equity securities:
Consumer	692,739	101,744	298,241	292,754
Mutual funds	2,879	2,879	—	—
Preferred stocks	721,447	—	80,508	640,939

Total equity securities, including pledged securities (1)	1,417,065	104,623	378,749	933,693
Other invested assets	249,629	—	—	249,629
Short-term investments	320,751	—	173,373	147,378
Derivative assets:
Call options	1,414,615	—	1,414,615	—
Currency forwards and swaps	61,514	—	61,514	—
Interest rate swaps and total return swaps	136,721	—	136,721	—
Bond forwards	2,758		2,758
Futures	178	178	—	—
Other derivatives	14	2	12	—

Total derivative assets	1,615,800	180	1,615,620	—
Market risk benefits	5,983	—	—	5,983
Embedded derivatives:
Reinsurance contracts	1,689,988	—	—	1,689,988
Funds withheld receivable	(403)	—	—	(403)
Separate account assets	6,804,874	3,458,074	—	3,346,800

Total assets	$52,209,344	$3,578,758	$13,698,898	$34,931,688

Liabilities:
Derivative liabilities:
Call options	$19,468	$—	$19,468	$—
Currency forwards and swaps	153,103	—	153,103	—
Interest rate swaps, foreign currency swaps, and total return swaps	23,494	—	17,371	6,123
Hedge accounting liability for MYGA product	11,643	—	—	11,643
Futures	3,893	3,893	—	—
Interest rate caps	211	—	205	6

Total derivative liabilities	211,812	3,893	190,147	17,772
Market risk benefits	3,319,550	—	—	3,319,550
Embedded derivatives:
Funds withheld liability	87,850	—	—	87,850
Reinsurance contracts	421,727	—	—	421,727
Fixed index annuity contracts	5,218,871	—	—	5,218,871

Total liabilities	$9,259,810	$3,893	$190,147	$9,065,770

104

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

(1)	As of December 31, 2025, pledged securities fair values accounted for $59.7 million related to Fixed maturity investments, available for sale and $0.3 million related to Equity securities.

	December 31, 2024
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(unaudited)
	(in thousands)
Assets:
Cash equivalents	$1,291,999	$1,291,999	$—	$—
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	7,015	—	7,015	—
Obligations of government-sponsored enterprises	659,472	—	659,472	—
Corporate	23,018,030	—	2,742,492	20,275,538
Municipal obligations	15,220	—	3,888	11,332
Commercial mortgage-backed	43,561	—	43,312	249
Residential mortgage-backed	21,170	—	21,170	—
Collateralized debt obligations	5,111	—	5,111	—
Collateralized loan obligations	11,045,266	—	7,630,322	3,414,944
Redeemable preferred stock	27,861	—	27,861	—
Other asset backed	2,070,134	—	542,650	1,527,484

Total fixed maturity investments	36,912,840	—	11,683,293	25,229,547
Fixed maturity investments: trading	76,221	—	75,963	258

Total fixed maturity trading investments	76,221	—	75,963	258
Equity securities:
Consumer	340,981	76,861	228,177	35,943
Mutual funds	5,115	5,115	—	—
Preferred stocks	645,610	—	312,169	333,441

Total equity securities	991,706	81,976	540,346	369,384
Other invested assets	271,382	—	—	271,382
Short-term investments	91,020	—	91,020	—
Derivative assets:
Call options	1,020,039	—	1,020,039	—
Currency forwards and swaps	191,359	—	191,359	—
Interest rate swaps and total return swaps	42,218	39,572	2,093	553
Futures	325	325	—	—
Other derivatives	6	4	2	—

Total derivative assets	1,253,947	39,901	1,213,493	553
Market risk benefits	5,532	—	—	5,532
Embedded derivatives:
Reinsurance contracts	1,240,395	—	—	1,240,395
Funds withheld receivable	(5,532)	—	—	(5,532)
Separate account assets	6,416,351	3,374,151	—	3,042,200

Total assets	$48,545,861	$4,788,027	$13,604,115	$30,153,719

Liabilities:
Derivative liabilities:
Call options	$12,059	$—	$12,059	$—
Currency forwards and swaps	64,403	—	64,403	—
Interest rate swaps and total return swaps	45,218	17,377	27,589	252

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Hedge accounting liability for MYGA product	(47,236)	—	—	(47,236)
Futures	6,915	6,915	—	—
Interest rate caps	2,470	—	2,470	—

Total derivative liabilities	83,829	24,292	106,521	(46,984)
Market risk benefits	3,022,203	—	—	3,022,203
Embedded derivatives:
Funds withheld liability	(23,608)	—	—	(23,608)
Reinsurance contracts	295,764	—	—	295,764
Fixed index annuity contracts	3,856,761	—	—	3,856,761

Total liabilities	$7,234,949	$24,292	$106,521	$7,104,136

106

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The detail of the Level 3 purchases and issuances was as follows for the year ended December 31:

	2025
	Purchases	Issuances	Total
	(in thousands)
Assets:
Fixed maturity investments, available for sale:
Corporate	$8,410,533	$323,220	$8,733,753
Municipal obligations	2,598	—	2,598
Collateralized loan obligations	665,232	—	665,232
Other asset backed	4,585,104	270	4,585,374
Redeemable preferred stock	35,283	—	35,283

Total fixed maturity investments, available for sale, including pledged securities	13,698,750	323,490	14,022,240
Equity securities:
Consumer	556,753	—	556,753
Preferred stocks	134,552	—	134,552

Total equity securities, including pledged securities	691,305	—	691,305
Short-term investments	947,364	—	947,364
Other invested assets	64,598	—	64,598

Total assets	$15,402,017	$323,490	$15,725,507

Liabilities:
Derivatives and embedded derivatives:
Reinsurance contracts	—	281,418	281,418
Fixed index annuity contracts	—	910,968	910,968

Total liabilities	$—	$1,192,386	$1,192,386

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	2024
	Purchases	Issuances	Total
	(in thousands)
Assets:
Fixed maturity investments:
Corporate	$10,587,181	$410,986	$10,998,167
Municipal obligations	250	—	250
Collateralized loan obligations	490,734	—	490,734
Other asset backed	47,395	5,150	52,545

Total fixed maturity investments	11,125,560	416,136	11,541,696
Equity securities:
Consumer	27,602	—	27,602
Preferred stock	50,000	—	50,000

Total equity securities	77,602	—	77,602
Other invested assets	156,273	—	156,273
Short-term investments	4,469	—	4,469

Total assets	$11,363,904	$416,136	$11,780,040

Liabilities:
Derivatives and embedded derivatives:
Fixed index annuity contracts	$—	$219,727	$219,727
Reinsurance derivative liability	—	914,999	914,999

Total liabilities	$—	$1,134,726	$1,134,726

108

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Transfers

Transfers into and out of Level 3 of assets and liabilities measured at fair value was as follows for the year ended December 31:

	2025
	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
	(in thousands)
Assets:
Fixed maturity investments, available for sale:
Corporate	$348,651	$(1,217)
Commercial mortgage-backed	650	—
Collateralized loan obligations	728,540	—
Other asset backed	118,413	(1,783)
Redeemable preferred stock	27,862	—

Total fixed maturity investments, available for sale, including pledged securities	1,224,116	(3,000)
Equity securities:
Consumer	2	—
Preferred stocks	200,709	—

Total equity securities, including pledged securities	200,711	—

Total asset transfers	$1,424,827	$(3,000)

109

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Transfers into and out of Level 3 of assets and liabilities measured at fair value for the year ended December 31, 2024 are as follows:

	2024
	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
	(in thousands)
Assets:
Fixed maturity investments:
Corporate	$710,889	$—
Collateralized loan obligations	32,680	—

Total fixed maturity investments	$743,569	$—

Equity securities:
Preferred stock	175,839	(195,769)

Total equity securities	$175,839	$(195,769)

Other invested assets	—	(97,822)

Total assets	$919,408	$(293,591)

The majority of the assets transferred into Level 3 during 2025 and 2024 was due to the inability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques. The majority of assets transferred out of Level 3 during 2025 and 2024 was due to the ability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2025
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted-Average](4)
	(in thousands)
Assets:
Fixed maturity investments:
Corporate	$16,730,869	Discount Model	Credit Spread	0 - 2,408 [268] bps
	739,231	Discount Model	Credit Spread, discount rate	333 - 642 [424] bps, 9% - 19% [11%]

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	63,668	Underlying Pricing Model, waterfall model	Market Value of Underlying Investments, CFs	90.5; 449.3
	4,465	Spread Duration	Credit Spread, recovery rate	345 - 345 [345] bps
	205,561	Black Scholes	Credit Spread, Volatility, Stock Price	1,547.8, 25.9, 0
	13,343	Discounted Cash Flow	Discount Rate	5.4% - 10.1% [10.1%]
Collateralized loan obligations	2,026,282	Discount Model	Credit Spread	141 - 1035 [250] bps
	52,646	Residual Equity	Residual Equity	2,723 - 20,787,313 [17,131,483]
Other asset backed	916,612	Discount Model	Credit Spread	0 - 479 [28] bps
	395,217	Discount Model	Discount Margin	162 - 214 [184] bps
	28,400	Discount Model	Discount Rate	4.37%
	19,989	Spread Duration	Credit Spread	118 - 118 [118] bps
	48,338	Residual Equity and DCF	Residual Equity, Discount Rate	50,334,352.8, 0.1

Total fixed maturity investments	21,244,621
Equity securities:
Equity securities - Financial	25,178	Market Comparables	Price to Adjusted Fund From Operations Multiple, Cap Rate Method	13.62x, 5.8%
	12,281	Cost Valuation	Cost spent to date, principal balance	362,487,563.77
	15,057	Discount Model	Credit Spread	2,493 - 3,913 [3,188] bps
	68,657	Market Comp	P/B ratio	.765x

Total equity securities	121,173
Funds withheld receivable	(403)	See Note (1)
Embedded derivatives - reinsurance contracts	1,689,988	See FIA contracts below
Market risk benefits	5,983	See Market risk benefits below
Separate account assets	3,346,800	Revenue Multiples	Projected Revenues
		See Note (3)

Total assets	$26,408,162	See Note (2)

Liabilities:
Derivatives and embedded derivatives:
Interest rate swaps and total return swaps	$6,123	See Note (4)
Interest rate caps	6	See Note (4)
Market risk benefits	3,319,550	Stochastic Discounted Cash Flow	Own credit spread	1.57%
			Discount rate risk margin	5%
Hedge accounting liability for
MYGA product	11,643	See Note (1)
Funds withheld liability	87,850	See Note (1)
Reinsurance contracts	421,727	Expected value of future index credits
Fixed index annuity contracts	5,218,871	Discounted Cash Flow	Own credit spread	1.57%
			Risk margin	0.06% - 0.30%

Total liabilities	$9,065,770

111

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	As of December 31, 2024
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted-Average](4)
	(in thousands)
Assets:
Fixed maturity investments:
Corporate	$14,835,319	Discount Model	Credit Spread	0 - 2,120.2 [294.5] bps
	66,563	Underlying Pricing Model, Waterfall Model	Market Value of Underlying Investments, CFs
	688,867	Spread Duration	Credit Spread	0 - 1,164.5 [432.8] bps
	167,503	Black Scholes	Credit Spread, Volatility, Stock Price
	73,998	Discount Model	Discount Rate	6.3% - 11.4%
Collateralized loan obligations	3,298,407	Discount Model	Credit Spread	152.0 - 1,200.0 (250.9) bps
	63,667	Residual Equity	Residual Equity	28,005,814.16
Other asset backed	911,107	Discount Model	Credit Spread	0 - 517.0 (163.9) bps
	28,184	Discount Model	Discount Rate	4.68%
	24,022	Underlying Pricing Model	Market Value of Underlying Investments, CFs
	19,979	Spread Duration	Credit Spread	113 bps

Total fixed maturity investments	20,177,616
Equity securities:
Equity securities - Financial	25,472	Market Comparables	Price/Adjusted Funds from Operations Multiple and Cap Rate Method	16.35x 5.2%
	5,678	Black Scholes	Volatility	244.00
Preferred stock	15,059	Discount Model	Credit Spread	2,342.9-3,295.9 [2,749.5] bps
	72,879	Market Comparables	Price, Market Cap, P/B ratio	.81x

Total equity securities	119,088
Interest rate swaps and total return swaps	553	See Note (4)
Funds withheld receivable	(5,532)	See Note (1)
Embedded derivatives—reinsurance contracts	1,241,785	See FIA contracts below
Market risk benefits	5,532	See Market risk benefits below
Separate account assets	3,042,200	Revenue Multiples	Projected Revenues
		See Note (3)

Total assets	$24,581,242	See Note (2)

Liabilities:
Market risk benefits	$3,022,203	Stochastic Discounted Cash Flow	Own credit spread	1.4%
			Discount rate risk margin	5%
Embedded derivatives:
Interest rate swaps and total return swaps	252	See Note (4)
Hedge accounting MYGA products	(47,236)	See Note (1)
Funds withheld liability	(23,608)	See (1) below
Reinsurance contracts	295,764	Expected value of future index credits
Fixed index annuity contracts	3,856,761	Discounted Cash Flow	Own credit spread	1.4%
			Risk margin	0.06% - 0.30%

Total liabilities	$7,104,136

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability.
(2)	The tables above exclude certain securities for which the fair value of $8,523.5 million and $5,573.9 million as of December 31, 2025 and 2024, respectively, was based on non-binding broker quotes.
(3)	Separate account investments in partnerships for which the fair value as of December 31, 2025 and 2024 was determined through a third party valuation of the fair value of the underlying investments.
(4)	Unobservable inputs were weighted by the relative fair value of the instruments.

112

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Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of market risk benefits and fixed index annuity contract embedded derivative. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.

Increases or decreases in risk free rates could cause the fair value of market risk benefits and fixed index annuity contract embedded derivatives to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of market risk benefits and embedded derivatives. All of these changes in fair value would impact Net income, except the change in fair value of market risk benefits related to credit risk which goes through Other comprehensive income.

Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

113

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Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies

In connection with the Company’s investments in certain limited partnerships, the Company committed to invest additional capital of $470.7 million, of which $120.8 million was with related parties, at December 31, 2025, as required by the general partner compared to $493.9 million and $7.9 million at December 31, 2024. The Company had committed up to $10,070.6 million and $3,934.9 million in unfunded bridge loans, unfunded revolvers, and other private investments, of which $3,590.5 million and $1,762.0 million is with related parties or securitizations in which related parties act as collateral managers, as of December 31, 2025 and December 31, 2024 respectively. The portion of the total unfunded commitments that are considered to be on-demand funding obligations not controlled by the Company or its affiliated parties was $5,668.3 million as of December 31, 2025. As per the Company’s Liquidity Guidelines, the Company maintains sufficient liquidity capacity to fund the segment of the total unfunded commitments that are considered to be on-demand funding obligations not controlled by the Company or its affiliated parties.

Other legal and regulatory matters: SBLIC is a defendant in a putative class action, Ella Clinton, et al., v. Security Benefit Life Insurance Company, initially filed in the United States District Court, Southern District of Florida, on November 20, 2019. A First Amended Class Action Complaint (“FAC”) that includes additional named plaintiffs and causes of action was filed on January 21, 2020. The action was transferred to the United States District Court, District of Kansas. The allegations of the FAC arise out of the marketing and sale of SBLIC’s leading FIA products at the time. In their FAC, Plaintiffs assert claims for violation of the federal Racketeer Influenced and Corrupt Organizations Act, violations of California’s, Illinois’, and Arizona’s respective unfair competition, consumer fraud, and/or deceptive business practices acts, and common law fraud under the laws of Florida, California, Illinois, and Arizona. SBLIC’s motion to dismiss was granted by the District Court on February 12, 2021, but the dismissal was reversed by the United States Court of Appeals for the Tenth Circuit on March 28, 2023 in a split decision, and SBLIC’s request for a rehearing en banc was denied. The Tenth Circuit’s decision to reverse and remand the case was not based on the merits of any issue; on the contrary, the applicable Federal Rules of Civil Procedure required the Court to assume the truth of Plaintiffs’ allegations and to view the facts in a light most favorable to Plaintiffs. The issues will be decided on an evidentiary record established at the District Court level. On November 20, 2023, SBLIC filed its Answer and Affirmative Defenses to the FAC, and the parties thereafter commenced discovery.

114

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Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

On June 13, 2025, the parties substantially completed discovery, and Plaintiffs filed their Motion for Class Certification. On September 29, 2025, SBLIC filed its Opposition to Plaintiffs’ Motion for Class Certification and its motions to exclude Plaintiffs’ experts’ opinions. On December 15, 2025, Plaintiffs filed a reply in support of their Motion for Class Certification, as well as Oppositions to SBLIC’s motions to exclude Plaintiffs’ experts’ opinions. SBLIC filed replies in support of its motions to exclude, along with motions to strike and exclude Plaintiffs’ rebuttal expert declarations and a Motion for Leave to file a sur-reply in opposition to class certification with a proposed sur-reply attached, on February 13, 2026. On March 6, 2026, Plaintiffs filed their Opposition to SBLIC’s Motion for Leave to file a sur-reply. SBLIC filed a reply in support of its Motion for Leave to file a sur-reply on March 13, 2026. Briefing on all motions related to class certification and class certification experts is now complete. A date has not yet been set for a hearing on the Motion for Class Certification or SBLIC’s motions to exclude Plaintiffs’ experts’ opinions. Although potential liability is reasonably possible for SBLIC from this lawsuit, no reasonable estimate can be made at this time regarding the amount or range of any possible loss that may result. SBLIC believes that it has substantial defenses to the claims alleged and intends to continue to defend itself vigorously in the lawsuit.

In addition, the Company is periodically party to legal and arbitral proceedings and subject to complaints and the like, and is periodically examined by its regulators and may discuss certain subjects with its regulators that come up during such examinations or otherwise. Management currently does not believe that any of the foregoing matters in this paragraph will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition. In addition, the Company is subject to extensive regulation by, among others, governmental authorities and the NAIC, and it is subject to the effects of periodic changes in laws, regulations, and other standards that apply to it.

115

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Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Line of credit with FHLB

At December 31, 2025, the Company has access to a $575.4 million line of revolving credit facility from the Federal Home Loan Bank of Topeka (FHLB). Overnight borrowings in connection with this line of credit bear interest at 0.25% over the Federal Funds rate (3.64% at December 31, 2025). The Company had no borrowings under this line of credit at December 31, 2025 and 2024. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2025.

Surplus notes

The Company has outstanding surplus notes with a carrying value of $112.0 million and $113.2 million at December 31, 2025 and 2024, respectively, issued by SBLIC. The surplus notes consist of $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Commissioner of the Kansas Department of Insurance (“Kansas Commissioner”) and only out of SBLIC surplus funds that the Kansas Commissioner determines to be available for such payment under the Kansas Insurance Code.

Future principal payments

At December 31, 2025, future principal payments for the years ending December 31 are as follows:

116

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Notes to Consolidated Financial Statements (continued)

15. Debt (continued)

Surplus Notes
(in thousands)
2026	$—
2027	—
2028	—
2029	—
2030	—
Thereafter	100,000

Total amount of future principal payments	$100,000

Interest expense as presented in the Consolidated Statements of Operations consisted of the following for the years ended:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Debt/notes payable:
Surplus note interest	$6,258	$6,321	$6,381
Debt from consolidated VIE interest	11,100	103,459	98,592
Note payable - SAILES 2, LLC interest	—	52	14

Total debt/notes payable interest	17,358	109,832	104,987
Repurchase agreement interest	23,458	58,768	23,990
Other interest	41,321	43,425	29,191

Total	$82,137	$212,025	$158,168

16. Related-Party Transactions

There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of total assets) that are not otherwise discussed (see Notes 1, 3, and 10). Transactions that are deemed to be immaterial (less than 0.5% of total assets) are not disclosed herein.

117

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Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2025 and 2024, the Company had investments in collateral loans of $13.8 billion and $12.6 billion, respectively, issued by related parties. These investments are included in Fixed maturities, available for sale on the Consolidated Balance Sheets, and are fully secured through the assets of each borrower. As of December 31, 2025 and 2024, $11.3 billion and $10.0 billion, respectively, of these loans were subject to cross-collateralization agreements and a separate master guaranty. Through the cross-collateralization agreements, the Company has the ability to exercise remedies against the assets of any related borrower to satisfy a loan in default. Under the master guaranty, collateral must be retained by the related party borrowers and certain of their parent entities, providing additional credit enhancement to the Company. No individual issuers were above 0.5% of assets threshold.

As of December 31, 2025 and 2024, the Company had the following investments in notes receivables with interest rates ranging from 4.8% to 8.5% and maturity dates ranging from February 2026 through December 2026. These investments are included in Notes receivable from related parties on the Consolidated Balance Sheets and are typically fully collateralized by assets of the debtor:

	December 31,
	2025	2024
	(in thousands)
Mine Creek, LLC	$1,125,000	$—
Winward Portfolio Trust, LLC	797,000	—
Holliday Park, LLC	760,000	565,000
Auburndale, LLC	647,000	402,000
Chain Bridge Opportunistic Funding Holdings, LLC	567,000	119,000
Nicodemus Place, LLC	494,000	347,000

118

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Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2025 and 2024, the Company had investments in commercial and residential mortgage loans with related parties in the amount of $2,836.8 million and $2,234.5 million, respectively. The Company had the following individually material investments in commercial and residential mortgage loans:

	December 31,
	2025	2024
	(in thousands)
OBH HoldCo	$1,745,258	$1,579,899

As of December 31, 2025 and 2024, the Company had investments in joint ventures and partnerships of $1,266.0 million and $1,138.1 million, respectively, accounted for under the equity method pursuant to ASC 970-323-25-6. These equity method investments are considered to be with related parties.

SBL Holdings, Inc. (SBLH), the Company’s immediate parent, acquired an equity method investment in SkyRidge Cayman Holdings LLC, which is the ultimate parent company of SkyRidge Re Reinsurers (see Note 5). SBLIC entered into coinsurance with funds withheld reinsurance agreements to cede certain fixed annuity and fixed index annuity liabilities to the SkyRidge Re Reinsurers (see Note 10). SBLIC also entered into investment management agreements with the SkyRidge Re Reinsurers to manage their investments. As a result of these relationships, the SkyRidge Re Reinsurers are considered related parties for purposes of GAAP.

119

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Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2025 and 2024, the Company had total investments in securitizations in which related parties act as one or more of the collateral managers or sub-collateral managers of $3,111.2 million and $4,565.5 million, respectively. The repayment of these investments is provided by unrelated party assets and the Company does not have recourse to the related collateral manager or in the case of non-performance on the unrelated assets. These investments are included in Fixed maturities, available for sale and Short-term investments on the Consolidated Balance Sheets, aggregated at the issuer level. The Company had the following individually material investments in securitizations in which related parties act as on or more of the collateral managers or sub-collateral managers:

	December 31,
	2025	2024
	(in thousands)
Binney Park Capital LLC	$537,184	$525,280
Shawnee 2025-1 LLC	450,750	91,000
Cedar Crest 2022-1, LLC	425,307	745,620
Cedar Crest 2021-2, LLC	220,650	501,849
Gage Park, LLC	217,493	388,547
Shawnee 2022-2 LLC	196,962	455,188
Cedar Crest 2021-1, LLC	132,106	390,801

120

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Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

As of December 31, 2025 and 2024, the Company had total investments in other related parties of $3,159.9 million and $3,720.8 million, respectively. These investments are included in Fixed maturity investments available for sale, Equity securities at fair value and Short-term investments on the Consolidated Balance Sheets. The Company had the following individually material investments in other related parties:

	December 31,
	2025	2024
	(in thousands)
Crawford Park Capital, LLC	$682,000	$—
American Media Productions, LLC	371,503	349,911
Cain Re LLC	266,263	259,173
Banner Creek Bridge, LLC	—	684,000
Laisah, LLC	—	429,579

Pursuant to an agreement effective January 1, 2017 (as amended effective November 1, 2020), the Company paid $165.0 million, $152.3 million, and $140.1 million for the years ended December 31, 2025, 2024 and 2023, respectively, to Eldridge Business Services, LLC for providing investment services and business development services related to investment strategy, asset origination, developing new and differentiated products, enhancing existing or developing new marketing and distribution strategies, and assisting in capital planning and rating agency support.

The Company has a portfolio of collateral loan obligations (“CLOs”) it owns, which portfolio is managed by Eldridge Structured Credit Advisors, LLC (previously, Panagram Structured Asset Management, LLC). The Company also invests in warehouses for CLOs and loan and mezzanine investment funds managed by related parties. The manager of the CLO is entitled to senior, subordinated and incentive management fees payable by the CLO issuer; in some cases, the manager of the warehouse entity is entitled to management fees payable by the warehouse entity and the manager of the fund is entitled to fees. The Company is not directly liable for such fees,

121

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Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

but, insofar as the Company directly or indirectly owns any portion of the most subordinate or residual tranche of a CLO or a warehouse entity or investment in a fund, the Company may be considered to bear the portion of such fees indirectly. The aggregate of such portions of such fees borne by the Company indirectly for periods in which any such manager was a related party were $0.7 million, $0.5 million, and $7.2 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company paid fees of $247.1 million, $241.5 million and $223.9 million for the years ended December 31, 2025, 2024 and 2023, respectively, to SBBS for providing management and administrative services.

The Company received $0.0 million, $0.0 million, and $435.0 million in capital contributions from SBLH during 2025, 2024, and 2023 respectively. The Company paid $642.2 million, $855.0 million, and $350.0 million in dividends to SBLH during 2025 and 2024, and 2023, respectively.

The Company has noncontrolling interest of $92.1 million as a result of an investment transaction which consolidates within the Company with a minority interest held by EWS.

122

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Department of Insurance and the Vermont Department of Financial Regulation, as applicable. Kansas and Vermont have adopted the National Association of Insurance Commissioners’ accounting practices and procedures manual of statutory accounting practices (“NAIC SAP”) as the basis of its statutory accounting practices. In addition, the Kansas Commissioner and the Vermont Commissioner have the right to prescribe or permit other specific practices that may deviate from NAIC SAP. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

Effective July 1, 2019, the State of Kansas adopted a statute for eligible derivative assets that differ from NAIC SAP which allows SBLIC, to the extent the hedging program is and continues to be economically effective, to report the eligible derivative assets at amortized cost. Eligible derivative assets consist of call and put options used to hedge the fixed index annuity index credits. In addition, under NAIC SAP, the corresponding reserve liabilities that are hedged by the call and put options are calculated under Actuarial Guideline 35, whereas the statute allows the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. In addition, effective December 31, 2016, the Kansas Commissioner granted SBLIC approval of a permitted practice to reset unassigned surplus to zero in accordance with SSAP No. 72—Surplus and Quasi-Reorganizations.

123

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The following table presents the impact of SBLIC’s permitted and prescribed practices as of December 31:

	2025	2024	2023
	(in thousands)
Net income	$110,425	$245,834	$298,155
Capital and surplus	134,059	289,562	140,255

Redundant statutory reserves relating to GLWB benefits on fixed index annuity contracts were ceded by SBLIC to SARC, an SBLIC subsidiary, in the amount of $546.4 million and $556.8 million as of December 31, 2025 and 2024, respectively. The assumed reserves on SARC were supported by an excess of loss receivable asset permitted by the Vermont Department of Financial Regulation which increased statutory capital and surplus for SARC by $457.3 million and $513.7 million as of December 31, 2025 and 2024, respectively. The permitted practice had no impact on SARC’s statutory net income.

SBLIC total adjusted capital, including surplus notes (see Note 15), was $8,203.8 million and $7,217.9 million at December 31, 2025 and 2024, respectively. Statutory net income of the insurance operations was $1,015.1 million, $1,181.8 million, and $1,202.5 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Life insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by state law. The NAIC SAP has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

124

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

The Company may not, without notice to the Kansas Commissioner and (A) the expiration of 30 days without disapproval by the Kansas Commissioner or (B) the Kansas Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus.

SD is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SD computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital (greater of $25,000 or 6 2/3% of aggregated indebtedness) and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2025, SD had net capital of $7.4 million, which was $7.0 million in excess of its required net capital of $0.4 million. SD claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SD’s ratio of aggregate indebtedness to net capital was 0.77 to 1 at December 31, 2025.

18. Subsequent Events

Subsequent events have been evaluated through April 24, 2026, which is the date the financial statements were issued.

125

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Subsequent Events (continued)

Effective January 19, 2026, SBLIC, and Eldridge Credit Advisers, LLC (“ECA”) entered into an investment management agreement (the “ECA IMA”). ECA is a subsidiary of Eldridge Capital Management, LLC (“ECM”), which is a subsidiary of Eldridge, LLC, our indirect parent. Under the ECA IMA, ECA became the overall investment adviser to SBLIC with investment authority in various investment types and the ability to engage subadvisers. Personnel responsible for the Company’s investments were transferred to ECM or subsidiaries of ECM, with the exception of, among others, certain investment operations personnel. The transferred personnel will perform substantially the same functions at ECM, ECA or other subsidiaries of ECM as they did previously at the Company, subject to the oversight of, as applicable, the Board of Directors, its Investment Committee, and the newly established Conflicts Committee, the members of which include two independent advisory directors of SBLH.

In February 2026, the Company received a contribution of $600.0 million from SBLH.

The Company paid SBLH a $40.0 million ordinary cash dividend on March 31, 2026.

The Company declared a $170 million ordinary cash dividend on April 13, 2026 to be paid to SBLH in May 2026.

126

Exhibits and Financial Statement Schedules

Security Benefit Life Insurance Company and Subsidiaries

Exhibits and Financial Statement Schedules

Years Ended December 31, 2025, 2024 and 2023

Report of Independent Auditors

The Board of Directors

Security Benefit Life Insurance Company

We have audited the consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries (the Company) as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, and have issued our report thereon dated April 24, 2026 (included elsewhere in this Registration Statement). Our audits of the consolidated financial statements included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s schedules, based on our audits.

In our opinion, the schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the consolidated financial statements.

/s/ Ernst & Young LLP

Kansas City, Missouri

April 24, 2026

2603-10001-CS	129

A member firm of Ernst & Young Global Limited

Security Benefit Life Insurance Company and Subsidiaries

Schedule I - Summary of Investments

Other Than Investments in Related Parties

As of December 31, 2025

	December 31, 2025
	Cost adjusted for related party	Value adjusted for related party	Amount at which shown in the balance sheet adjusted for related party
	(in thousands)
Securities available for sale:
Fixed maturity investments:
U.S. Treasury securities and other U.S. government corporations and agencies	$282,127	$287,519	$287,519
Obligations of government-sponsored enterprises	820,280	832,594	832,594
Corporate	9,236,980	9,298,473	9,298,473
Municipal obligations	325,607	330,991	330,991
Commercial mortgage-backed	154,042	153,355	153,355
Residential mortgage-backed	12,616	11,772	11,772
Collateralized debt obligations	4,103	4,437	4,437
Collateralized loan obligations	6,162,333	6,188,701	6,188,701
Redeemable preferred stock	39,475	45,973	45,973
Other asset backed	3,853,311	3,856,444	3,856,444

Total fixed maturity investments	$20,890,874	$21,010,259	$21,010,259

Equity securities:
Consumer	$381,254	$465,632	$465,632
Mutual funds	3,115	2,879	2,879
Preferred stocks	186,953	182,597	182,597

Total equity securities	$571,322	$651,108	$651,108

Securities Fair Value Option:
Fixed maturities	$1,084,408	$1,069,141	$1,069,141
Mortgage loans	1,084,408	1,069,141	1,069,141
Cash and cash equivalents	2,131,843	2,131,843	2,131,843
Short-term investments	320,751	320,751	320,751
Derivative assets	1,541,359	1,541,359	1,541,359

	$27,624,965	$27,793,602	$27,793,602

See accompanying Report of Independent Auditors

130

Security Benefit Life Insurance Company and Subsidiaries

Schedule III - Supplementary Insurance Information

As of December 31, 2025 and 2024

	Deferred policy acquisition cost	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(in thousands)
As of December 31, 2025:
Life, health, and annuity	$1,715,755	$53,605,353	$—	$7,544,982
As of December 31, 2024:
Life, health, and annuity	1,316,270	54,792,373	—	6,098,188

	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(in thousands)
As of December 31, 2025:
Life, health, and annuity	$257,374	$2,745,131	$1,875,261	$201,013	$496,839
As of December 31, 2024:
Life, health, and annuity	273,050	3,026,091	1,713,678	291,295	643,190

See accompanying Report of Independent Auditors

131

Security Benefit Life Insurance Company and Subsidiaries

Schedule IV - Reinsurance

Years Ended December 31, 2025, 2024 and 2023

	December 31, 2025
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(in thousands)
Life insurance in force	$1,554,577	$1,553,344	$426,186	$427,420	100%
Premiums:
Life insurance	15,394	15,394	8,773	8,773	100%
Annuity	7,685,970	2,241,025	8,245	5,453,190	0%
Accident and health insurance	—	—	37	37	100%

Total premiums	$7,701,364	$2,256,419	$17,055	$5,462,000	0%

	December 31, 2024
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(in thousands)
Life insurance in force	$1,662,273	$1,655,611	$444,788	$451,450	99%
Premiums:
Life insurance	16,289	16,289	9,748	9,748	100%
Annuity	6,796,955	1,981,470	10,790	4,826,275	0%
Accident and health insurance	—	—	45	45	100%

Total premiums	$6,813,244	$1,997,759	$20,583	$4,836,068	0%

	December 31, 2023
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(in thousands)
Life insurance in force	$1,739,427	$1,733,372	$474,049	$480,104	99%
Premiums:
Life insurance	17,299	17,299	7,125	7,125	100%
Annuity	6,721,795	2,475,021	10,292	4,257,066	0%
Accident and health insurance	—	—	50	50	0%

Total premiums	$6,739,094	$2,492,320	$17,467	$4,264,241	0%

132

FINANCIAL STATEMENTS

SBL Variable Annuity Account XIV

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XIV

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company

and Contract Owners of SBL Variable Annuity Account XIV

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XIV (the Separate Account), as of December 31, 2025 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2000.

Kansas City, Missouri

April 24, 2026

Appendix

Subaccounts comprising SBL Variable Annuity Account XIV

Subaccounts	Statements of operations and changes in net assets

AB VPS Discovery Value Portfolio	For each of the two years in the period ended December 31, 2025

AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2025

AB VPS Relative Value Portfolio	For each of the two years in the period ended December 31, 2025

AB VPS Sustainable Global Thematic Growth	For each of the two years in the period ended December 31, 2025

AFIS Capital World Growth and Income	For each of the two years in the period ended December 31, 2025

AFIS U.S. Government Securities	For each of the two years in the period ended December 31, 2025

AFIS Washington Mutual Investors	For each of the two years in the period ended December 31, 2025

Alger Capital Appreciation	For each of the two years in the period ended December 31, 2025

Alger Large Cap Growth	For each of the two years in the period ended December 31, 2025

Allspring Growth	For each of the two years in the period ended December 31, 2025

Allspring Large Cap Core	For each of the two years in the period ended December 31, 2025

Allspring Opportunity	For each of the two years in the period ended December 31, 2025

Allspring Opportunity VT	For each of the two years in the period ended December 31, 2025

Allspring Small Company Value	For each of the two years in the period ended December 31, 2025

Allspring VT Discovery All Cap Growth Fund	For each of the two years in the period ended December 31, 2025

ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2025

American Century Diversified Bond	For each of the two years in the period ended December 31, 2025

American Century Equity Income	For each of the two years in the period ended December 31, 2025

American Century Heritage	For each of the two years in the period ended December 31, 2025

American Century International Growth	For each of the two years in the period ended December 31, 2025

American Century Select	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

American Century Strategic Allocation: Aggressive	For each of the two years in the period ended December 31, 2025

American Century Strategic Allocation: Conservative	For each of the two years in the period ended December 31, 2025

American Century Strategic Allocation: Moderate	For each of the two years in the period ended December 31, 2025

American Century Ultra®	For each of the two years in the period ended December 31, 2025

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2025

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2025

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2025

American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2025

American Funds IS® Growth	For each of the two years in the period ended December 31, 2025

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2025

American Funds IS® International	For each of the two years in the period ended December 31, 2025

American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2025

American Funds IS® Mortgage	For each of the two years in the period ended December 31, 2025

American Funds IS® New World	For each of the two years in the period ended December 31, 2025

AMG River Road Mid Cap Value	For each of the two years in the period ended December 31, 2025

Ariel®	For each of the two years in the period ended December 31, 2025

Baron Asset	For each of the two years in the period ended December 31, 2025

BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Advantage Small Cap Growth	For each of the two years in the period ended December 31, 2025

BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Capital Appreciation V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Equity Dividend	For each of the two years in the period ended December 31, 2025

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

BlackRock Global Allocation	For each of the two years in the period ended December 31, 2025

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2025

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2025

BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2025

BNY Mellon Appreciation	For each of the two years in the period ended December 31, 2025

BNY Mellon Dynamic Value	For each of the two years in the period ended December 31, 2025

BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2025

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2025

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2025

BNY Mellon Midcap Value Fund	For each of the two years in the period ended December 31, 2025

BNY Mellon Stock Index	For each of the two years in the period ended December 31, 2025

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2025

Calamos® Growth	For each of the two years in the period ended December 31, 2025

Calamos® Growth and Income	For each of the two years in the period ended December 31, 2025

Calamos® High Income Opportunities	For each of the two years in the period ended December 31, 2025

ClearBridge Small Cap Growth	For each of the two years in the period ended December 31, 2025

ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2025

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2025

Dimensional VA Equity Allocation	For each of the two years in the period ended December 31, 2025

Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA Global Moderate Allocation	For each of the two years in the period ended December 31, 2025

Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2025

Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2025

Donoghue Forlines Dividend VIT Fund	For each of the two years in the period ended December 31, 2025

Donoghue Forlines Momentum VIT Fund	For each of the two years in the period ended December 31, 2025

DWS Small Mid Cap Value VIP	For each of the two years in the period ended December 31, 2025

Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2025

Federated Hermes Corporate Bond	For each of the two years in the period ended December 31, 2025

Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2025

Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Dividend Growth Class M-1	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Dividend Growth Class M-2	For the period from August 5, 2025 (inception of operations) through December 31, 2025

Fidelity® Advisor International Capital Appreciation	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Leveraged Company Stock	For the year ended December 31, 2025 and the period from October 25, 2024 (inception of operations) through December 31, 2024

Fidelity® Advisor New Insights	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Real Estate	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Stock Selector Mid Cap	For each of the two years in the period ended December 31, 2025

Fidelity® Advisor Value Strategies	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2025

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2025

Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2025

Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin DynaTech VIP	For each of the two years in the period ended December 31, 2025

Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2025

Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2025

Goldman Sachs Emerging Markets Equity	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Goldman Sachs Government Income	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Large Cap Value	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2025

Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2025

Guggenheim Core Bond	For each of the two years in the period ended December 31, 2025

Guggenheim Floating Rate Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim High Yield	For each of the two years in the period ended December 31, 2025

Guggenheim Macro Opportunities	For each of the two years in the period ended December 31, 2025

Guggenheim Managed Futures Strategy	For each of the two years in the period ended December 31, 2025

Guggenheim Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim Total Return Bond	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2025

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2025

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025

Invesco American Franchise	For each of the two years in the period ended December 31, 2025

Invesco Comstock	For each of the two years in the period ended December 31, 2025

Invesco Developing Markets	For each of the two years in the period ended December 31, 2025

Invesco Discovery	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Invesco Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025

Invesco Energy	For each of the two years in the period ended December 31, 2025

Invesco Equity and Income	For each of the two years in the period ended December 31, 2025

Invesco Global	For each of the two years in the period ended December 31, 2025

Invesco Gold & Special Minerals	For each of the two years in the period ended December 31, 2025

Invesco Main Street Mid Cap	For each of the two years in the period ended December 31, 2025

Invesco Small Cap Growth	For each of the two years in the period ended December 31, 2025

Invesco Technology	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Franchise Series II	For each of the two years in the period ended December 31, 2025

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2025

Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2025

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2025

Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2025

Invesco V.I. Core Plus Bond	For each of the two years in the period ended December 31, 2025

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025

Invesco V.I. Equally-Weighted S&P 500	For each of the two years in the period ended December 31, 2025

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Core Equity	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Real Estate Series I	For each of the two years in the period ended December 31, 2025

Invesco V.I. Global Real Estate Series II	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Invesco V.I. Global Strategic Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2025

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2025

Invesco V.I. Growth and Income	For each of the two years in the period ended December 31, 2025

Invesco V.I. Health Care Series I	For each of the two years in the period ended December 31, 2025

Invesco V.I. Health Care Series II	For each of the two years in the period ended December 31, 2025

Invesco V.I. International Growth Fund	For each of the two years in the period ended December 31, 2025

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2025

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2025

Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2025

Invesco Value Opportunities	For each of the two years in the period ended December 31, 2025

Janus Henderson Adaptive Risk Managed U.S. Equity	For each of the two years in the period ended December 31, 2025

Janus Henderson Mid Cap Value	For each of the two years in the period ended December 31, 2025

Janus Henderson Overseas	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2025

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Dividend Growth VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2025

Lord Abbett Series Mid Cap Stock VC	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2025

LVIP American Century Disciplined Core Value	For each of the two years in the period ended December 31, 2025

LVIP American Century Inflation Protection	For each of the two years in the period ended December 31, 2025

LVIP American Century International	For each of the two years in the period ended December 31, 2025

LVIP American Century Mid Cap Value	For each of the two years in the period ended December 31, 2025

LVIP American Century Ultra	For each of the two years in the period ended December 31, 2025

LVIP American Century Value	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan Core Bond Fund	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan Small Cap Core Fund	For each of the two years in the period ended December 31, 2025

LVIP JPMorgan US Equity Fund	For each of the two years in the period ended December 31, 2025

Macquarie Asset Strategy	For each of the two years in the period ended December 31, 2025

MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2025

MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2025

MFS® VIT II MA Investors Growth Stock	For each of the two years in the period ended December 31, 2025

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2025

MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2025

MFS® VIT Investors Trust	For each of the two years in the period ended December 31, 2025

MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2025

MFS® VIT Research	For each of the two years in the period ended December 31, 2025

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2025

MFS® VIT Total Return Bond	For each of the two years in the period ended December 31, 2025

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2025

Morgan Stanley VIF Emerging Markets Debt	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2025

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Large Cap Value	For each of the two years in the period ended December 31, 2025

NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Large Core	For each of the two years in the period ended December 31, 2025

NAA Large Core Series	For each of the two years in the period ended December 31, 2025

NAA Large Growth Series	For each of the two years in the period ended December 31, 2025

NAA Mid Growth	For each of the two years in the period ended December 31, 2025

NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025

NAA Opportunity	For each of the two years in the period ended December 31, 2025

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA Small Growth Series	For each of the two years in the period ended December 31, 2025

NAA SMid Cap Value	For each of the two years in the period ended December 31, 2025

NAA SMid-Cap Value Series	For each of the two years in the period ended December 31, 2025

NAA World Equity Income	For each of the two years in the period ended December 31, 2025

NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025

Neuberger Berman AMT Quality Equity Portfolio Class I	For each of the two years in the period ended December 31, 2025

Neuberger Berman AMT Quality Equity Portfolio Class S	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Neuberger Berman Core Bond	For each of the two years in the period ended December 31, 2025

Neuberger Large Cap Value Fund	For each of the two years in the period ended December 31, 2025

Neuberger Quality Equity Fund	For each of the two years in the period ended December 31, 2025

Nomura VIP Asset Strategy Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Balanced Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Core Equity Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Energy Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Global Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP High Income Series	For each of the two years in the period ended December 31, 2025

Nomura VIP International Core Equity Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Limited-Term Bond Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Mid Cap Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Natural Resources Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Science and Technology Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Small Cap Growth Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Smid Cap Core Series	For each of the two years in the period ended December 31, 2025

Nomura VIP Value Series	For each of the two years in the period ended December 31, 2025

North Square Spectrum Alpha	For each of the two years in the period ended December 31, 2025

Northern Global Tactical Asset Allocation	For each of the two years in the period ended December 31, 2025

Northern Large Cap Core	For each of the two years in the period ended December 31, 2025

Northern Large Cap Value	For each of the two years in the period ended December 31, 2025

PGIM Focused Growth	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

PGIM Jennison Mid-Cap Growth	For each of the two years in the period ended December 31, 2025

PGIM Jennison Natural Resources	For each of the two years in the period ended December 31, 2025

PGIM Jennison Small Company	For each of the two years in the period ended December 31, 2025

PGIM Quant Solutions Small-Cap Value	For each of the two years in the period ended December 31, 2025

PIMCO All Asset	For each of the two years in the period ended December 31, 2025

PIMCO CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2025

PIMCO Emerging Markets Bond	For each of the two years in the period ended December 31, 2025

PIMCO High Yield	For each of the two years in the period ended December 31, 2025

PIMCO International Bond (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2025

PIMCO Low Duration	For each of the two years in the period ended December 31, 2025

PIMCO Real Return	For each of the two years in the period ended December 31, 2025

PIMCO StocksPLUS® Small Fund	For each of the two years in the period ended December 31, 2025

PIMCO Total Return	For each of the two years in the period ended December 31, 2025

PIMCO VIT All Asset Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT All Asset Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT CommodityRealReturn Strategy Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT CommodityRealReturn Strategy Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2025

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2025

PIMCO VIT Global Managed Asset Allocation	For each of the two years in the period ended December 31, 2025

PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2025

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2025

PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2025

PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2025

PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2025

PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2025

Putnam VT Core Equity Fund	For each of the two years in the period ended December 31, 2025

Putnam VT Diversified Income	For each of the two years in the period ended December 31, 2025

Putnam VT Global Asset Allocation	For each of the two years in the period ended December 31, 2025

Putnam VT High Yield	For each of the two years in the period ended December 31, 2025

Putnam VT Income	For each of the two years in the period ended December 31, 2025

Putnam VT Large Cap Growth Fund	For each of the two years in the period ended December 31, 2025

Putnam VT Large Cap Value	For each of the two years in the period ended December 31, 2025

Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2025

Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2025

Royce Micro-Cap	For each of the two years in the period ended December 31, 2025

Royce Small-Cap Opportunity	For each of the two years in the period ended December 31, 2025

Royce Small-Cap Value	For each of the two years in the period ended December 31, 2025

Rydex VIF Banking	For each of the two years in the period ended December 31, 2025

Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2025

Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2025

Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2025

Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Electronics	For each of the two years in the period ended December 31, 2025

Rydex VIF Energy	For each of the two years in the period ended December 31, 2025

Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2025

Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2025

Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Health Care	For each of the two years in the period ended December 31, 2025

Rydex VIF High Yield Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Internet	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Mid-Cap Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Leisure	For each of the two years in the period ended December 31, 2025

Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Money Market	For each of the two years in the period ended December 31, 2025

Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2025

Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Rydex VIF Nova	For each of the two years in the period ended December 31, 2025

Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2025

Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2025

Rydex VIF Retailing	For each of the two years in the period ended December 31, 2025

Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2025

Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2025

Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2025

Rydex VIF Technology	For each of the two years in the period ended December 31, 2025

Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2025

Rydex VIF Transportation	For each of the two years in the period ended December 31, 2025

Rydex VIF Utilities	For each of the two years in the period ended December 31, 2025

Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2025

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2025

T. Rowe Price Capital Appreciation	For each of the two years in the period ended December 31, 2025

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2025

T. Rowe Price Growth Stock	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2025

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2010	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2015	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2020	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2025	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2030	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2035	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2040	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2045	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2050	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement 2055	For each of the two years in the period ended December 31, 2025

T. Rowe Price Retirement Balanced	For each of the two years in the period ended December 31, 2025

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2025

Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2025

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2025

Templeton Growth VIP Fund	For each of the two years in the period ended December 31, 2025

Third Avenue Value	For each of the two years in the period ended December 31, 2025

TOPS® Aggressive Growth ETF	For each of the two years in the period ended December 31, 2025

TOPS® Balanced ETF	For each of the two years in the period ended December 31, 2025

TOPS® Conservative ETF	For each of the two years in the period ended December 31, 2025

TOPS® Growth ETF	For each of the two years in the period ended December 31, 2025

TOPS® Moderate Growth ETF	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2025

VanEck VIP Global Resources	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Diversified Value	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Global Bond Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2025

Vanguard® VIF International	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total International Stock Market Index	For each of the two years in the period ended December 31, 2025

Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2025

Victory Pioneer Bond VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory Pioneer Equity Income VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory Pioneer High Yield VCT Portfolio	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets

Victory Pioneer Strategic Income Fund	For each of the two years in the period ended December 31, 2025

Victory Pioneer Strategic Income VCT Portfolio	For each of the two years in the period ended December 31, 2025

Victory RS Partners	For each of the two years in the period ended December 31, 2025

Victory RS Science and Technology	For each of the two years in the period ended December 31, 2025

Victory RS Value	For each of the two years in the period ended December 31, 2025

Virtus Ceredex Mid Cap Value Equity	For each of the two years in the period ended December 31, 2025

Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2025

Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2025

Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2025

Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2025

Virtus Tactical Allocation Series	For each of the two years in the period ended December 31, 2025

Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2025

VY CBRE Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2025

VY CBRE Real Estate Portfolio	For each of the two years in the period ended December 31, 2025

Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2025

SBL Variable Annuity Account XIV

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Discovery Value Portfolio	252,483	$4,145,769	$4,112,946	$—	$4,112,946	279,056	$14.40	$20.63
AB VPS Dynamic Asset Allocation	44,342	495,267	480,225	—	480,225	43,719	10.90	11.42
AB VPS Relative Value Portfolio	4,029	120,164	124,294	—	124,294	4,773	26.05	26.05
AB VPS Sustainable Global Thematic Growth	4,425	137,531	133,904	—	133,904	6,026	22.22	22.22
AFIS Capital World Growth and Income	6,571	94,387	117,292	—	117,292	6,840	16.80	18.94
AFIS U.S. Government Securities	32,818	334,872	319,650	—	319,650	40,230	7.14	8.05
AFIS Washington Mutual Investors	45,999	623,137	807,288	—	807,288	38,013	20.12	22.70
Alger Capital Appreciation (d)	2,211	175,235	245,503	—	245,503	5,607	41.71	55.51
Alger Large Cap Growth	6,996	717,075	721,749	—	721,749	39,180	18.15	18.82
Allspring Growth (d)	45,586	1,209,819	863,851	—	863,851	26,481	32.57	32.57
Allspring Large Cap Core	51,335	883,398	985,122	—	985,122	40,595	24.06	33.62
Allspring Opportunity	12,049	546,537	593,667	—	593,667	23,936	24.82	36.30
Allspring Opportunity VT	33,157	853,548	852,124	—	852,124	33,363	20.94	28.26
Allspring Small Company Value	136,313	4,029,696	4,680,990	—	4,680,990	352,656	12.99	13.28
Allspring VT Discovery All Cap Growth Fund	10,449	266,358	217,957	—	217,957	8,525	25.57	25.57
ALPS/Alerian Energy Infrastructure	32,676	371,595	410,734	—	410,734	31,620	11.93	13.64
American Century Diversified Bond	19,945	188,926	184,886	—	184,886	25,658	7.21	7.21
American Century Equity Income	1,006,302	8,600,447	8,513,314	—	8,513,314	357,064	18.52	24.00
American Century Heritage	106,211	2,079,980	1,725,926	—	1,725,926	54,400	31.70	43.60
American Century International Growth	339,351	4,321,538	4,689,829	—	4,689,829	416,571	11.09	16.24
American Century Select	26,484	2,159,093	3,206,403	—	3,206,403	109,571	29.05	41.82
American Century Strategic Allocation: Aggressive	290,445	2,361,494	2,512,348	—	2,512,348	137,439	17.59	18.29
American Century Strategic Allocation: Conservative	85,781	482,811	484,660	—	484,660	39,187	11.90	12.36
American Century Strategic Allocation: Moderate	665,249	4,310,886	4,490,431	—	4,490,431	291,013	14.86	15.45
American Century Ultra®	11,107	703,803	948,292	—	948,292	19,612	48.48	48.48
American Funds IS® Asset Allocation	1,040,990	24,969,080	27,867,297	—	27,867,297	1,657,093	15.65	17.65
American Funds IS® Capital World Bond	205,160	2,255,812	2,037,243	—	2,037,243	308,107	6.14	6.92
American Funds IS® Global Growth	373,080	12,409,112	14,009,149	—	14,009,149	636,959	20.43	23.05
American Funds IS® Global Small Capitalization	45,387	939,336	860,986	—	860,986	66,121	11.91	13.44
American Funds IS® Growth	39,278	3,633,898	5,278,506	—	5,278,506	141,121	35.32	39.84
American Funds IS® Growth-Income	523,319	28,367,109	33,895,344	—	33,895,344	1,334,407	23.64	26.66
American Funds IS® International	383,155	7,077,119	8,364,268	—	8,364,268	730,829	10.56	11.91
American Funds IS® International Growth and Income	65,175	746,164	838,806	—	838,806	69,552	10.93	12.33
American Funds IS® Mortgage	26,843	251,978	247,220	—	247,220	30,610	8.08	8.08
American Funds IS® New World	199,576	5,240,377	6,328,546	—	6,328,546	455,753	12.66	14.28
AMG River Road Mid Cap Value	86,115	2,025,036	1,708,523	—	1,708,523	67,776	24.28	25.24
Ariel®	34,628	2,274,557	2,555,197	—	2,555,197	99,999	25.32	28.89
Baron Asset	5,511	452,430	486,855	—	486,855	19,954	24.40	24.40
BlackRock Advantage Large Cap Core V.I.	39,969	924,752	1,061,979	—	1,061,979	31,736	27.45	35.52
BlackRock Advantage Small Cap Growth	13,851	176,606	214,546	—	214,546	9,788	21.92	21.92
BlackRock Basic Value V.I.	24,644	330,728	337,133	—	337,133	15,135	17.85	24.14
BlackRock Capital Appreciation V.I.	77,529	617,125	534,177	—	534,177	14,076	32.59	38.49

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Equity Dividend	29,828	$599,076	$618,028	$—	$618,028	26,834	$23.04	$23.04
BlackRock Equity Dividend V.I.	1,077,083	12,227,220	12,343,366	—	12,343,366	625,080	19.29	25.41
BlackRock Global Allocation	5,773	111,521	116,605	—	116,605	8,353	13.98	13.98
BlackRock Global Allocation V.I.	166,856	2,347,891	2,225,854	—	2,225,854	170,248	12.57	14.50
BlackRock High Yield V.I.	883,221	6,201,677	6,217,877	33,190	6,251,067	556,629	10.83	12.53
BlackRock Large Cap Focus Growth V.I.	7,563	132,428	157,994	—	157,994	3,554	44.45	44.45
BNY Mellon Appreciation	209,393	7,970,335	7,425,067	—	7,425,067	316,237	23.06	29.36
BNY Mellon Dynamic Value	118,167	4,647,302	5,768,904	—	5,768,904	170,789	29.42	44.34
BNY Mellon IP MidCap Stock	110,495	2,116,034	2,232,006	—	2,232,006	142,923	15.64	15.64
BNY Mellon IP Small Cap Stock Index	479,003	8,670,926	8,626,837	—	8,626,837	486,264	16.22	23.17
BNY Mellon IP Technology Growth	1,188,169	21,156,147	20,781,077	—	20,781,077	410,400	37.25	51.79
BNY Mellon Midcap Value Fund (b)	88,502	2,691,128	2,596,648	—	2,596,648	96,954	24.94	41.55
BNY Mellon Stock Index	160	11,722	14,027	—	14,027	376	37.32	37.32
BNY Mellon VIF Appreciation	161,271	5,791,796	5,276,783	—	5,276,783	242,982	21.66	21.71
Calamos® Growth	197,671	7,582,385	9,345,874	—	9,345,874	282,631	32.76	40.14
Calamos® Growth and Income	179,631	6,531,086	9,559,986	—	9,559,986	325,416	23.62	32.11
Calamos® High Income Opportunities	47,095	387,994	366,397	—	366,397	31,597	11.59	11.59
ClearBridge Small Cap Growth	—	—	—	—	—	—	20.50	20.50
ClearBridge Variable Growth	369,849	7,176,570	4,896,800	—	4,896,800	230,585	18.73	21.39
ClearBridge Variable Small Cap Growth	200,396	5,832,859	5,651,157	—	5,651,157	237,547	21.50	24.71
Dimensional VA Equity Allocation	214,512	3,302,545	3,955,597	—	3,955,597	226,188	17.48	17.48
Dimensional VA Global Bond Portfolio	275,321	2,752,312	2,684,379	—	2,684,379	342,546	6.89	7.84
Dimensional VA Global Moderate Allocation	37,110	590,116	672,437	—	672,437	46,983	14.31	14.31
Dimensional VA International Small Portfolio	266,518	3,345,883	3,939,132	—	3,939,132	216,364	14.66	18.54
Dimensional VA International Value Portfolio	330,111	4,801,814	6,116,958	—	6,116,958	348,172	14.64	18.15
Dimensional VA Short-Term Fixed Portfolio	621,290	6,352,991	6,256,391	—	6,256,391	812,684	6.72	7.71
Dimensional VA U.S. Large Value Portfolio	215,814	6,788,522	7,534,049	—	7,534,049	298,943	17.84	26.29
Dimensional VA U.S. Targeted Value Portfolio	193,885	4,212,017	4,319,766	—	4,319,766	170,789	17.58	25.95
Donoghue Forlines Dividend VIT Fund	918	15,223	16,879	—	16,879	1,675	10.07	10.07
Donoghue Forlines Momentum VIT Fund	—	—	—	—	—	—	12.84	12.84
DWS Small Mid Cap Value VIP	2,354	31,306	33,243	—	33,243	2,124	13.36	16.42
Eaton Vance VT Floating-Rate Income	312,140	2,681,969	2,612,614	—	2,612,614	278,129	9.15	10.32
Federated Hermes Corporate Bond	536,130	4,736,025	4,546,381	—	4,546,381	427,912	9.96	10.66
Federated Hermes Fund for U.S. Government Securities II	160,501	1,636,657	1,494,263	—	1,494,263	224,265	6.50	8.01
Federated Hermes High Income Bond II	494,478	2,883,479	2,843,248	—	2,843,248	193,301	10.04	14.88
Fidelity® Advisor Dividend Growth Class M-1 (c)	—	—	—	—	—	—	20.45	26.19
Fidelity® Advisor Dividend Growth Class M-2 (a)	60,697	2,445,562	2,580,856	—	2,580,856	238,354	10.82	10.82
Fidelity® Advisor International Capital Appreciation (d)	7,922	124,505	253,753	—	253,753	13,331	18.97	23.11

(a)	New subaccount. See Note 1.
(b)	Name change. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® Advisor Leveraged Company Stock	1,803	$71,045	$78,633	$—	$78,633	6,867	$11.45	$11.45
Fidelity® Advisor New Insights	8,221	275,422	345,688	—	345,688	9,693	35.63	35.63
Fidelity® Advisor Real Estate	75,918	1,404,441	1,110,678	—	1,110,678	84,313	8.55	20.61
Fidelity® Advisor Stock Selector Mid Cap	46,763	1,719,599	2,017,807	—	2,017,807	88,315	22.84	30.50
Fidelity® Advisor Value Strategies	42,910	1,685,436	1,982,444	—	1,982,444	78,012	25.31	33.46
Fidelity® VIP Balanced	202,457	4,357,747	5,152,519	—	5,152,519	229,206	19.34	23.50
Fidelity® VIP Contrafund	380,238	17,674,004	21,620,308	—	21,620,308	538,858	30.58	44.51
Fidelity® VIP Disciplined Small Cap	90,783	1,663,847	1,832,899	—	1,832,899	74,932	17.93	24.70
Fidelity® VIP Emerging Markets	169,263	2,069,670	2,682,825	—	2,682,825	159,695	15.35	16.86
Fidelity® VIP Equity-Income	332,263	8,367,267	9,346,552	—	9,346,552	492,497	18.94	18.94
Fidelity® VIP Growth & Income	287,657	7,677,143	9,202,134	—	9,202,134	361,925	24.32	35.31
Fidelity® VIP Growth Opportunities	565,607	33,278,060	54,524,542	—	54,524,542	1,138,911	45.97	59.70
Fidelity® VIP High Income	323,392	1,528,884	1,490,839	—	1,490,839	146,130	9.80	11.13
Fidelity® VIP Index 500	48,673	19,452,900	31,647,449	—	31,647,449	1,020,049	28.17	34.98
Fidelity® VIP Investment Grade Bond	762,714	8,633,896	8,366,968	—	8,366,968	910,184	7.74	9.67
Fidelity® VIP Mid Cap	42,060	1,492,503	1,479,237	—	1,479,237	66,638	18.46	22.35
Fidelity® VIP Overseas	313,747	8,121,832	8,508,816	—	8,508,816	623,224	13.22	15.01
Fidelity® VIP Real Estate	10,701	196,216	186,418	—	186,418	13,496	10.25	13.97
Fidelity® VIP Strategic Income	200,779	2,180,734	2,222,621	—	2,222,621	209,927	9.17	10.63
Franklin Allocation VIP Fund	359,827	2,182,400	2,079,801	—	2,079,801	156,515	13.30	13.30
Franklin DynaTech VIP	48,900	264,444	321,759	—	321,759	10,415	28.05	33.85
Franklin Growth and Income VIP Fund	115,774	946,986	850,937	—	850,937	39,389	19.83	26.83
Franklin Income VIP Fund	683,701	10,143,741	10,364,909	—	10,364,909	775,962	12.07	14.87
Franklin Large Cap Growth VIP Fund	3,667	65,819	65,742	—	65,742	2,286	25.24	33.06
Franklin Mutual Global Discovery VIP Fund	562,074	10,524,029	10,713,137	—	10,713,137	668,620	14.57	16.27
Franklin Mutual Shares VIP Fund	8,930	152,700	143,767	—	143,767	8,628	13.27	17.53
Franklin Rising Dividends VIP Fund	33,152	894,397	929,578	—	929,578	38,925	20.85	29.32
Franklin Small Cap Value VIP Fund	299,899	4,268,846	4,159,599	—	4,159,599	223,772	15.71	20.88
Franklin Small-Mid Cap Growth VIP Fund	157,811	2,455,901	2,258,274	—	2,258,274	100,107	17.75	41.88
Franklin Strategic Income VIP Fund	209,868	2,020,014	1,916,097	—	1,916,097	223,116	7.88	9.39
Franklin U.S. Government Securities VIP Fund	83,660	871,304	878,433	—	878,433	127,074	6.75	7.41
Goldman Sachs Emerging Markets Equity	57,995	1,180,903	1,579,216	—	1,579,216	153,273	9.68	10.36
Goldman Sachs Government Income	97,828	1,397,849	1,289,372	—	1,289,372	187,604	6.42	6.87
Goldman Sachs VIT International Equity Insights	19,753	205,510	206,616	—	206,616	14,608	12.93	14.89
Goldman Sachs VIT Large Cap Value	39,822	351,276	326,145	—	326,145	14,548	22.19	22.61
Goldman Sachs VIT Mid Cap Growth Fund	37,311	466,539	365,279	—	365,279	13,450	20.45	27.23
Goldman Sachs VIT Mid Cap Value	25,796	439,777	426,672	—	426,672	22,837	16.46	21.74
Goldman Sachs VIT Small Cap Equity Insights	66,640	931,561	936,287	—	936,287	48,181	18.23	24.74
Goldman Sachs VIT Strategic Growth	31,234	464,585	474,126	—	474,126	9,964	47.56	47.56
Guggenheim Core Bond	228,404	4,168,482	3,773,233	—	3,773,233	433,271	7.71	8.73
Guggenheim Floating Rate Strategies	54,695	1,352,228	1,282,047	—	1,282,047	120,062	10.69	10.69
Guggenheim High Yield	258,611	2,758,001	2,578,355	—	2,578,355	167,906	13.51	16.60
Guggenheim Macro Opportunities	608	15,112	15,204	—	15,204	1,451	10.48	10.48

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Guggenheim Managed Futures Strategy	794	$16,800	$15,754	$—	$15,754	2,108	$7.47	$7.47
Guggenheim Multi-Hedge Strategies	743	19,529	17,059	—	17,059	2,276	7.49	7.49
Guggenheim Total Return Bond	13,198	336,412	318,070	—	318,070	33,501	9.50	9.50
Guggenheim VIF Floating Rate Strategies	311,665	7,619,829	7,327,253	—	7,327,253	751,509	9.17	10.34
Guggenheim VIF Global Managed Futures Strategy	141,778	2,433,730	2,384,699	—	2,384,699	464,680	4.88	7.38
Guggenheim VIF High Yield	470,842	12,359,163	11,643,916	—	11,643,916	401,602	10.14	34.94
Guggenheim VIF Multi-Hedge Strategies	67,426	1,690,761	1,583,172	—	1,583,172	278,083	5.09	7.23
Guggenheim VIF Total Return Bond	2,248,875	34,297,966	33,080,956	—	33,080,956	3,441,916	7.97	9.97
Invesco American Franchise	60,077	1,246,629	1,721,210	—	1,721,210	70,487	24.19	36.75
Invesco Comstock	355,318	8,767,910	10,933,120	—	10,933,120	437,900	23.99	34.14
Invesco Developing Markets	8,464	330,424	296,493	—	296,493	30,097	9.85	9.85
Invesco Discovery	2,066	190,783	204,322	—	204,322	6,799	30.12	30.12
Invesco Discovery Mid Cap Growth	46,050	1,131,250	1,238,291	—	1,238,291	62,091	18.40	33.37
Invesco Energy	2,475	61,298	77,647	—	77,647	11,541	6.73	6.73
Invesco Equity and Income	704,366	7,127,552	7,740,981	—	7,740,981	364,830	18.63	23.59
Invesco Global	6,809	611,805	588,947	—	588,947	24,618	23.96	23.96
Invesco Gold & Special Minerals	6,600	159,804	389,715	—	389,715	18,183	21.43	21.43
Invesco Main Street Mid Cap	54,869	1,325,819	1,576,937	—	1,576,937	95,022	16.29	16.62
Invesco Small Cap Growth (d)	58,559	1,851,913	1,655,467	—	1,655,467	72,939	22.66	32.72
Invesco Technology	38,709	1,975,813	2,253,264	—	2,253,264	124,593	18.08	18.08
Invesco V.I. American Franchise Series I	18,672	1,110,839	1,512,449	—	1,512,449	64,469	23.45	23.45
Invesco V.I. American Franchise Series II	332	22,153	23,920	—	23,920	772	30.92	30.92
Invesco V.I. American Value	323,798	5,520,850	5,750,660	—	5,750,660	360,217	15.22	27.19
Invesco V.I. Balanced-Risk Allocation	12,705	119,082	106,725	—	106,725	10,724	9.53	10.74
Invesco V.I. Comstock	802,903	16,617,928	17,093,798	—	17,093,798	728,582	19.62	27.77
Invesco V.I. Core Equity	1,529	47,990	54,684	—	54,684	2,608	18.97	24.91
Invesco V.I. Core Plus Bond	1,737,062	9,935,146	10,022,847	—	10,022,847	1,050,676	9.41	9.63
Invesco V.I. Discovery Mid Cap Growth	58,858	3,986,518	3,732,189	—	3,732,189	185,257	15.96	22.08
Invesco V.I. Equally-Weighted S&P 500	45,389	1,216,615	1,243,671	—	1,243,671	102,433	11.71	12.15
Invesco V.I. Equity and Income	387,510	6,588,321	7,021,687	—	7,021,687	365,675	14.95	19.44
Invesco V.I. EVQ International Equity Fund	467,293	15,882,608	16,537,513	—	16,537,513	1,065,784	10.82	18.17
Invesco V.I. Global	100,860	3,855,134	3,661,216	—	3,661,216	192,602	18.83	23.48
Invesco V.I. Global Core Equity	3,138	29,880	37,128	—	37,128	2,308	16.10	16.10
Invesco V.I. Global Real Estate Series I	319,114	4,997,101	4,518,652	—	4,518,652	256,630	15.55	17.85
Invesco V.I. Global Real Estate Series II	6,639	97,141	91,612	—	91,612	9,062	10.07	10.07
Invesco V.I. Global Strategic Income	426	2,027	2,008	—	2,008	261	7.69	7.69
Invesco V.I. Government Money Market	37,868,228	37,868,228	37,868,228	—	37,868,228	4,571,947	7.81	8.29
Invesco V.I. Government Securities	786,559	8,627,894	8,290,327	—	8,290,327	1,183,385	6.40	7.70
Invesco V.I. Growth and Income	2,354	48,622	50,243	—	50,243	2,370	17.98	24.63
Invesco V.I. Health Care Series I	190,096	5,246,793	5,681,972	—	5,681,972	210,024	24.08	27.63
Invesco V.I. Health Care Series II	9,915	249,887	269,595	—	269,595	18,353	14.71	14.71

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. International Growth Fund (b)	154,460	$341,714	$319,731	$—	$319,731	25,037	$10.44	$13.19
Invesco V.I. Main Street Mid Cap Fund®	755,862	7,828,573	7,936,546	—	7,936,546	340,186	16.53	26.43
Invesco V.I. Main Street Small Cap Fund®	374,553	9,391,226	10,378,852	—	10,378,852	327,114	18.18	41.53
Invesco V.I. Small Cap Equity	2,748	42,453	49,002	—	49,002	2,501	15.21	19.59
Invesco Value Opportunities	114,601	1,681,498	2,682,800	—	2,682,800	127,210	21.13	21.13
Janus Henderson Adaptive Risk Managed U.S. Equity	54,112	583,093	663,417	—	663,417	38,920	16.76	17.06
Janus Henderson Mid Cap Value	3,164	50,216	49,046	—	49,046	2,833	17.30	17.30
Janus Henderson Overseas	69,849	2,731,087	4,009,356	—	4,009,356	413,895	9.09	9.73
Janus Henderson VIT Enterprise	323,949	21,003,067	23,761,632	—	23,761,632	761,779	24.30	32.64
Janus Henderson VIT Mid Cap Value	21,911	348,568	367,659	—	367,659	23,211	14.51	17.99
Janus Henderson VIT Overseas	27,109	1,153,109	1,437,318	—	1,437,318	141,120	10.03	12.27
Janus Henderson VIT Research	268,172	10,608,943	16,422,847	—	16,422,847	465,609	32.79	42.97
Lord Abbett Series Bond-Debenture VC	457,566	5,193,456	4,854,780	—	4,854,780	473,280	9.82	12.10
Lord Abbett Series Developing Growth VC	38,403	1,264,761	1,283,819	—	1,283,819	66,600	18.36	25.41
Lord Abbett Series Dividend Growth VC	23,352	432,616	463,304	—	463,304	15,193	23.56	30.73
Lord Abbett Series Growth Opportunities VC	295	2,720	3,274	—	3,274	142	23.12	23.12
Lord Abbett Series Mid Cap Stock VC	2,745	69,748	71,514	—	71,514	3,867	18.49	18.49
Lord Abbett Series Total Return VC	38,983	616,205	553,564	—	553,564	61,730	7.71	9.12
LVIP American Century Disciplined Core Value	13,729	130,662	132,825	—	132,825	5,611	17.76	25.23
LVIP American Century Inflation Protection	78,252	779,998	707,083	—	707,083	92,344	7.39	7.67
LVIP American Century International	4,341	46,290	53,090	—	53,090	4,047	13.12	13.12
LVIP American Century Mid Cap Value (d)	208,105	4,129,683	4,036,196	—	4,036,196	191,723	16.78	23.30
LVIP American Century Ultra	635,295	13,663,106	19,035,330	—	19,035,330	358,271	46.52	53.37
LVIP American Century Value	1,883,632	20,682,612	24,368,553	—	24,368,553	799,378	17.62	30.73
LVIP JPMorgan Core Bond Fund	723,529	7,450,401	7,096,373	—	7,096,373	889,503	7.34	8.04
LVIP JPMorgan Small Cap Core Fund	25,602	571,336	553,264	—	553,264	26,047	15.51	22.15
LVIP JPMorgan US Equity Fund	10,792	399,772	522,061	—	522,061	15,899	28.97	39.71
Macquarie Asset Strategy	14,123	319,523	319,032	—	319,032	22,034	14.48	14.48
MFS® VIT Emerging Markets Equity	6,912	107,852	119,722	—	119,722	11,606	10.17	10.42
MFS® VIT Global Tactical Allocation	5,141	72,079	72,902	—	72,902	7,250	10.06	10.06
MFS® VIT II MA Investors Growth Stock	11,725	256,434	256,431	—	256,431	6,972	36.34	37.03
MFS® VIT II Research International	390,848	6,397,361	7,922,487	—	7,922,487	711,887	8.91	13.08
MFS® VIT International Intrinsic Value	48,116	1,365,050	1,739,389	—	1,739,389	107,482	15.86	17.89
MFS® VIT Investors Trust	4,743	149,320	121,286	—	121,286	5,136	22.59	30.75
MFS® VIT New Discovery	14,151	209,690	171,225	—	171,225	8,797	16.18	20.46
MFS® VIT Research	1,771	52,729	52,860	—	52,860	1,640	32.22	32.22
MFS® VIT Total Return	589,695	13,112,686	13,350,692	—	13,350,692	837,689	13.29	17.12
MFS® VIT Total Return Bond	53,839	646,341	621,301	—	621,301	69,863	7.76	8.97
MFS® VIT Utilities	320,988	10,153,056	11,818,764	—	11,818,764	510,957	14.20	24.28
Morgan Stanley VIF Emerging Markets Debt	32,037	199,325	171,078	—	171,078	18,429	9.12	9.27

(b) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Morgan Stanley VIF Emerging Markets Equity	239,219	$3,531,757	$4,183,945	$—	$4,183,945	446,846	$7.71	$11.01
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	124,681	1,690,074	2,123,324	—	2,123,324	123,763	17.14	20.99
Morningstar Balanced ETF Asset Allocation Portfolio	1,147,326	12,704,790	12,907,420	—	12,907,420	918,487	12.52	14.97
Morningstar Conservative ETF Asset Allocation Portfolio	228,761	2,439,239	2,472,905	—	2,472,905	270,769	8.42	9.49
Morningstar Growth ETF Asset Allocation Portfolio	533,011	6,195,164	7,115,691	—	7,115,691	461,413	15.00	18.44
Morningstar Income and Growth ETF Asset Allocation Portfolio	183,112	1,899,629	1,906,194	—	1,906,194	162,490	10.35	12.03
NAA All Cap Value Series	470,578	14,227,736	14,023,209	—	14,023,209	524,946	17.46	37.22
NAA Large Cap Value	31,746	1,400,534	1,393,330	—	1,393,330	70,052	19.85	26.91
NAA Large Cap Value Series	457,398	17,353,058	17,463,465	—	17,463,465	748,767	22.20	36.36
NAA Large Core	51,400	1,075,143	1,195,561	—	1,195,561	56,068	21.00	28.73
NAA Large Core Series	363,704	15,183,809	16,803,147	—	16,803,147	838,061	19.59	37.54
NAA Large Growth Series	508,267	10,174,122	11,466,500	—	11,466,500	446,353	25.73	30.52
NAA Mid Growth	41,512	1,547,275	1,572,044	—	1,572,044	79,143	19.63	29.77
NAA Mid Growth Series	146,711	7,038,321	7,290,049	—	7,290,049	343,264	20.08	41.82
NAA Opportunity	2,573	57,354	79,169	—	79,169	5,572	11.81	16.58
NAA Small Cap Value Series	385,638	14,977,258	14,137,474	—	14,137,474	351,509	12.40	42.40
NAA Small Growth Series	88,497	2,498,521	2,686,762	—	2,686,762	203,103	12.74	23.41
NAA SMid Cap Value	291,653	10,112,732	10,097,016	—	10,097,016	292,357	34.37	42.12
NAA Smid-Cap Value Series	396,409	25,107,270	24,347,434	—	24,347,434	537,744	15.39	48.11
NAA World Equity Income	289,913	4,352,907	4,934,312	—	4,934,312	293,968	16.02	23.33
NAA World Equity Income Series	777,188	9,797,461	11,696,678	—	11,696,678	686,406	15.40	19.53
Neuberger Berman AMT Quality Equity Portfolio Class I	75,783	2,317,784	3,240,481	—	3,240,481	177,903	17.77	30.52
Neuberger Berman AMT Quality Equity Portfolio Class S (b)	154,119	4,362,014	6,599,393	—	6,599,393	148,520	39.46	44.46
Neuberger Berman Core Bond	308,113	2,978,258	2,739,120	—	2,739,120	326,440	7.68	8.63
Neuberger Large Cap Value Fund (b)	11,993	453,331	612,703	—	612,703	32,002	18.47	19.19
Neuberger Quality Equity Fund (b)	29,353	1,179,182	1,637,588	—	1,637,588	55,485	27.64	29.63
Nomura VIP Asset Strategy Series (b)	134,808	1,238,278	1,348,078	—	1,348,078	109,218	12.31	14.78
Nomura VIP Balanced Series (b)	19,175	126,633	125,211	—	125,211	6,386	19.63	19.63
Nomura VIP Core Equity Series (b)	19,905	259,877	278,276	—	278,276	7,827	35.55	35.55
Nomura VIP Energy Series (b)	20,929	108,413	108,415	—	108,415	20,779	5.22	5.22
Nomura VIP Global Growth Series (b)	3,347	11,887	12,852	—	12,852	587	21.97	21.97
Nomura VIP Growth Series (b)	—	—	—	—	—	—	34.30	45.26
Nomura VIP High Income Series (b)	121,334	368,677	355,508	—	355,508	33,020	9.93	13.12
Nomura VIP International Core Equity Series (b)	21,778	361,002	423,361	—	423,361	31,429	12.63	13.51
Nomura VIP Limited+Term Bond Series (b)	3,208	15,813	15,112	—	15,112	1,862	8.09	8.09
Nomura VIP Mid Cap Growth Series (b)	13,876	144,529	107,120	—	107,120	5,423	18.08	22.86
Nomura VIP Natural Resources Series (b)	43,326	182,457	265,590	—	265,590	32,081	7.35	8.29
Nomura VIP Science And Technology Series (b)	6,605	177,546	215,728	—	215,728	4,930	34.63	50.33
Nomura VIP Small Cap Growth Series (b)	30,113	225,216	224,344	—	224,344	12,888	16.10	17.71
Nomura VIP Smid Cap Core Series (b)	657	8,875	8,900	—	8,900	487	16.43	20.59
Nomura VIP Value Series (b)	1,764	9,741	7,814	—	7,814	367	21.30	21.30

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
North Square Spectrum Alpha	387	$4,248	$3,493	$—	$3,493	183	$19.03	$19.03
Northern Global Tactical Asset Allocation	7,773	92,649	111,311	—	111,311	7,757	14.34	14.34
Northern Large Cap Core	5,006	106,596	158,898	—	158,898	4,562	34.83	34.83
Northern Large Cap Value	17,145	334,773	393,830	—	393,830	16,157	24.40	24.40
PGIM Focused Growth	115,176	2,641,766	3,418,425	—	3,418,425	303,200	11.18	11.27
PGIM Jennison Mid-Cap Growth	21,675	357,775	283,294	—	283,294	14,153	20.02	20.02
PGIM Jennison Natural Resources	288	13,539	20,109	—	20,109	2,086	9.64	9.64
PGIM Jennison Small Company	18,389	404,510	380,646	—	380,646	16,608	22.96	22.96
PGIM Quant Solutions Small-Cap Value (d)	10,205	203,078	193,896	—	193,896	12,805	14.57	15.15
PIMCO All Asset	12,664	147,558	142,978	—	142,978	12,656	11.30	11.30
PIMCO CommodityRealReturn Strategy	6,394	100,260	86,963	—	86,963	15,629	5.58	5.58
PIMCO Emerging Markets Bond	5,430	49,193	49,409	—	49,409	5,169	9.57	9.57
PIMCO High Yield	133,349	1,143,966	1,090,792	—	1,090,792	68,522	15.93	16.54
PIMCO International Bond (U.S. Dollar-Hedged)	318,235	3,310,866	3,160,075	—	3,160,075	311,819	9.49	10.15
PIMCO Low Duration	5,421	50,623	50,739	—	50,739	7,218	7.02	7.02
PIMCO Real Return	72,119	794,519	747,873	—	747,873	88,502	8.45	8.45
PIMCO StocksPLUS® Small Fund	49,551	410,596	390,956	—	390,956	17,929	21.77	21.77
PIMCO Total Return	140,863	1,405,995	1,248,046	—	1,248,046	142,631	8.75	8.75
PIMCO VIT All Asset Administrative	373,197	3,859,317	3,575,224	—	3,575,224	235,893	13.25	15.20
PIMCO VIT All Asset Advisor	100,332	970,365	979,245	—	979,245	81,988	10.29	11.95
PIMCO VIT CommodityRealReturn Strategy Administrative	593,809	4,172,325	3,735,056	—	3,735,056	653,271	4.96	5.78
PIMCO VIT CommodityRealReturn Strategy Advisor	22,625	150,899	145,255	—	145,255	27,138	5.27	6.33
PIMCO VIT Emerging Markets Bond	159,642	1,877,708	1,823,112	—	1,823,112	159,142	9.36	11.84
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	839	8,901	8,360	—	8,360	832	10.05	10.05
PIMCO VIT Global Managed Asset Allocation	3,412	37,320	40,024	—	40,024	3,059	13.08	14.76
PIMCO VIT High Yield	32,129	238,326	238,078	—	238,078	12,438	19.17	19.17
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	574,440	5,978,724	5,767,381	—	5,767,381	528,554	9.90	10.91
PIMCO VIT International Bond Portfolio (Unhedged)	21,772	167,465	163,728	—	163,728	25,233	6.49	6.49
PIMCO VIT Low Duration Administrative (d)	2,180,002	21,529,967	21,320,424	—	21,320,424	2,886,779	6.61	8.64
PIMCO VIT Low Duration Advisor	92,115	908,580	900,885	—	900,885	117,380	6.98	7.79
PIMCO VIT Real Return Administrative (d)	1,169,183	14,741,522	14,041,892	—	14,041,892	1,444,678	8.77	10.57
PIMCO VIT Real Return Advisor	66,309	813,081	796,372	—	796,372	90,732	7.71	9.05
PIMCO VIT Short-Term	363,344	3,732,920	3,753,342	—	3,753,342	443,128	7.67	8.56
PIMCO VIT Total Return Administrative	852,477	8,704,793	8,055,908	—	8,055,908	921,601	8.70	8.70
PIMCO VIT Total Return Advisor	1,355,277	13,265,197	12,807,372	—	12,807,372	1,522,581	7.60	8.89
Putnam VT Core Equity Fund	35,841	738,227	845,842	—	845,842	21,589	29.83	40.71
Putnam VT Diversified Income	9,904	50,284	46,647	—	46,647	5,091	9.19	9.19
Putnam VT Global Asset Allocation	970	16,289	19,285	—	19,285	1,254	15.42	19.23
Putnam VT High Yield	10,639	58,728	61,066	—	61,066	5,242	10.11	11.64
Putnam VT Income	3,392	33,674	27,778	—	27,778	3,350	8.31	8.31
Putnam VT Large Cap Growth Fund	11,185	156,626	196,635	—	196,635	4,136	39.33	52.52

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Putnam VT Large Cap Value	45,235	$1,252,313	$1,614,423	$—	$1,614,423	52,776	$24.07	$33.11
Putnam VT Small Cap Growth	18,908	322,045	407,474	—	407,474	16,261	18.88	25.74
Putnam VT Small Cap Value	17,695	192,798	191,280	—	191,280	12,384	15.40	15.40
Royce Micro-Cap	323,062	3,204,976	3,072,324	—	3,072,324	191,153	13.04	16.20
Royce Small-Cap Opportunity	206,057	2,728,217	2,961,041	—	2,961,041	129,766	21.94	22.80
Royce Small-Cap Value	102,663	1,008,911	998,912	—	998,912	71,461	13.46	13.99
Rydex VIF Banking	4,094	438,851	585,484	—	585,484	73,444	7.18	14.74
Rydex VIF Basic Materials	11,126	1,055,398	1,313,640	—	1,313,640	70,008	15.59	19.36
Rydex VIF Biotechnology	15,606	1,331,660	1,446,224	—	1,446,224	70,408	15.58	34.06
Rydex VIF Commodities Strategy	7,695	662,101	688,686	—	688,686	370,544	1.75	2.85
Rydex VIF Consumer Products	11,894	821,173	731,142	—	731,142	44,730	10.56	17.91
Rydex VIF Dow 2x Strategy (d)	4,462	799,281	1,212,160	—	1,212,160	26,135	39.69	46.82
Rydex VIF Electronics	13,525	2,417,868	2,899,248	—	2,899,248	71,773	23.23	67.30
Rydex VIF Energy	7,834	1,793,045	1,980,957	—	1,980,957	293,126	5.64	8.03
Rydex VIF Energy Services	822	243,554	252,928	—	252,928	141,346	1.65	1.86
Rydex VIF Europe 1.25x Strategy (d)	2,173	272,965	347,115	—	347,115	43,719	6.99	7.96
Rydex VIF Financial Services	6,037	637,682	750,821	—	750,821	67,031	11.00	17.03
Rydex VIF Government Long Bond 1.2x Strategy (d)	2,082	603,878	372,075	—	372,075	70,270	4.95	6.88
Rydex VIF Health Care	22,051	1,705,295	1,760,755	—	1,760,755	86,370	17.33	25.16
Rydex VIF High Yield Strategy	4,206	330,503	337,587	—	337,587	33,306	10.14	10.14
Rydex VIF Internet	5,087	537,692	565,257	—	565,257	31,841	16.81	33.34
Rydex VIF Inverse Dow 2x Strategy (d)	842	349,992	95,504	—	95,504	1,176,599	0.02	0.19
Rydex VIF Inverse Government Long Bond Strategy (d)	2,199	218,259	240,335	—	240,335	151,605	1.52	2.31
Rydex VIF Inverse Mid-Cap Strategy (d)	104	17,883	14,224	—	14,224	48,215	0.29	0.29
Rydex VIF Inverse NASDAQ-100® Strategy (d)	235	24,826	24,472	—	24,472	241,473	0.10	0.18
Rydex VIF Inverse Russell 2000® Strategy (d)	296	45,469	35,415	—	35,415	109,109	0.27	0.49
Rydex VIF Inverse S&P 500 Strategy (d)	3,894	383,106	356,765	—	356,765	1,181,758	0.25	0.51
Rydex VIF Japan 2x Strategy (d)	1,996	164,198	219,887	—	219,887	16,743	13.13	13.13
Rydex VIF Leisure	3,236	394,922	441,822	—	441,822	30,872	14.25	17.40
Rydex VIF Mid-Cap 1.5x Strategy (d)	1,589	331,236	391,897	—	391,897	11,764	20.16	34.56
Rydex VIF Money Market	38,738,213	38,738,213	38,738,213	—	38,738,213	7,176,402	4.44	6.54
Rydex VIF NASDAQ-100®	80,369	6,635,438	7,774,064	—	7,774,064	152,184	43.26	63.74
Rydex VIF NASDAQ-100® 2x Strategy (d)	112,836	21,093,022	25,235,705	—	25,235,705	189,626	120.70	253.86
Rydex VIF Nova (d)	10,060	1,692,977	2,588,662	—	2,588,662	72,633	34.00	42.15
Rydex VIF Precious Metals	50,983	2,430,626	4,948,917	—	4,948,917	264,648	12.81	22.94
Rydex VIF Real Estate	27,360	1,107,620	1,044,062	—	1,044,062	79,256	8.34	13.75
Rydex VIF Retailing	2,458	272,252	347,402	—	347,402	16,466	16.24	23.03
Rydex VIF Russell 2000® 1.5x Strategy (d)	3,771	312,435	318,928	—	318,928	15,522	20.54	20.54
Rydex VIF Russell 2000® 2x Strategy (d)	28,964	4,978,781	4,949,891	—	4,949,891	433,067	11.40	12.94
Rydex VIF S&P 500 2x Strategy (d)	6,590	2,715,721	3,988,980	—	3,988,980	81,500	47.23	59.29
Rydex VIF S&P 500 Pure Growth	46,264	2,483,182	2,581,503	—	2,581,503	106,996	20.09	28.96

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Rydex VIF S&P 500 Pure Value	69,849	$3,797,567	$4,598,829	$—	$4,598,829	244,986	$15.46	$19.00
Rydex VIF S&P MidCap 400 Pure Growth	35,975	1,373,777	1,393,329	—	1,393,329	66,587	12.80	21.97
Rydex VIF S&P MidCap 400 Pure Value	18,698	844,914	901,229	—	901,229	41,702	16.51	21.84
Rydex VIF S&P SmallCap 600 Pure Growth	23,511	1,320,153	1,349,312	—	1,349,312	78,394	12.59	17.53
Rydex VIF S&P SmallCap 600 Pure Value	19,430	1,588,904	1,704,568	—	1,704,568	126,937	12.00	14.93
Rydex VIF Strengthening Dollar 2x Strategy (d)	14,852	633,473	635,526	—	635,526	94,506	4.07	8.78
Rydex VIF Technology	15,077	2,296,138	3,667,369	—	3,667,369	138,189	24.29	44.41
Rydex VIF Telecommunications	16,326	1,059,176	1,358,196	—	1,358,196	209,417	5.86	11.42
Rydex VIF Transportation	4,084	358,591	410,817	—	410,817	22,921	15.42	18.51
Rydex VIF Utilities	52,107	1,881,042	2,251,557	—	2,251,557	180,424	11.18	17.91
Rydex VIF Weakening Dollar 2x Strategy (d)	630	96,738	77,935	—	77,935	32,400	2.37	2.59
T. Rowe Price Blue Chip Growth	56,545	2,492,490	3,433,412	—	3,433,412	78,818	34.23	47.99
T. Rowe Price Capital Appreciation	173,576	5,319,211	6,089,045	—	6,089,045	232,365	24.51	26.22
T. Rowe Price Equity Income	66,869	1,909,542	1,916,465	—	1,916,465	87,816	16.57	22.56
T. Rowe Price Growth Stock	75,022	5,382,856	7,129,351	—	7,129,351	205,229	32.47	34.73
T. Rowe Price Health Sciences	164,905	8,131,046	8,909,827	—	8,909,827	410,871	21.23	39.68
T. Rowe Price Limited-Term Bond	25,438	119,498	120,322	—	120,322	16,524	7.16	7.73
T. Rowe Price Retirement 2010	125	2,050	1,960	—	1,960	155	12.68	12.68
T. Rowe Price Retirement 2015	19,040	246,696	248,667	—	248,667	18,122	13.72	13.72
T. Rowe Price Retirement 2020	2,860	57,117	54,772	—	54,772	3,686	14.88	14.88
T. Rowe Price Retirement 2025	2,590	42,217	44,372	—	44,372	2,741	16.17	16.17
T. Rowe Price Retirement 2030	14,619	370,296	393,097	—	393,097	22,208	17.70	17.70
T. Rowe Price Retirement 2035	4,787	95,111	108,805	—	108,805	5,656	19.23	19.23
T. Rowe Price Retirement 2040	7,221	194,725	241,555	—	241,555	11,759	20.54	20.54
T. Rowe Price Retirement 2045	640	12,947	15,779	—	15,779	738	21.37	21.37
T. Rowe Price Retirement 2050	69	1,199	1,443	—	1,443	67	21.53	21.53
T. Rowe Price Retirement 2055	2,114	32,372	46,920	—	46,920	2,179	21.51	21.51
T. Rowe Price Retirement Balanced	5,812	86,075	81,366	—	81,366	6,933	11.72	11.72
Templeton Developing Markets VIP Fund	674,196	6,926,648	8,144,282	—	8,144,282	497,342	11.96	24.34
Templeton Foreign VIP Fund	242,822	3,208,677	3,938,571	—	3,938,571	363,212	10.22	17.40
Templeton Global Bond VIP Fund	63,742	873,700	839,477	—	839,477	134,568	5.68	6.56
Templeton Growth VIP Fund	—	—	—	—	—	—	11.89	15.00
Third Avenue Value	9,284	216,107	232,471	—	232,471	14,421	14.65	16.61
TOPS® Aggressive Growth ETF	3,107	62,754	80,213	—	80,213	4,980	16.11	16.11
TOPS® Balanced ETF	61,122	859,927	996,894	—	996,894	82,497	12.08	12.08
TOPS® Conservative ETF	78,385	1,016,043	1,094,257	—	1,094,257	99,369	11.01	11.01
TOPS® Growth ETF	17,701	338,481	442,703	—	442,703	29,325	15.10	15.10
TOPS® Moderate Growth ETF	89,561	1,337,119	1,618,360	—	1,618,360	119,183	13.58	13.58
VanEck VIP Global Gold	102,899	1,513,889	2,504,556	—	2,504,556	102,214	24.28	24.54
VanEck VIP Global Resources	26,757	760,176	855,415	—	855,415	138,890	6.14	7.47
Vanguard® VIF Balanced	394,877	9,071,948	10,033,815	—	10,033,815	561,999	15.73	17.97

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® VIF Capital Growth	54,050	$2,503,347	$3,341,343	$—	$3,341,343	120,620	$24.52	$28.00
Vanguard® VIF Conservative Allocation	263,970	6,680,178	6,984,647	—	6,984,647	568,385	11.05	12.62
Vanguard® VIF Diversified Value	174,380	2,686,991	3,046,414	—	3,046,414	147,902	18.24	20.83
Vanguard® VIF Equity Income	142,263	3,367,691	3,730,123	—	3,730,123	183,432	18.01	20.57
Vanguard® VIF Equity Index	230,751	14,227,469	18,912,323	—	18,912,323	700,585	23.69	27.06
Vanguard® VIF Global Bond Index	174,490	3,251,804	3,285,641	—	3,285,641	372,296	8.83	8.83
Vanguard® VIF Growth	137,730	4,035,721	5,051,926	—	5,051,926	170,141	26.03	29.73
Vanguard® VIF High Yield Bond	351,137	2,573,268	2,651,082	—	2,651,082	222,010	10.45	11.94
Vanguard® VIF International	225,910	6,601,141	6,458,753	—	6,458,753	347,937	16.26	18.57
Vanguard® VIF Mid-Cap Index	257,327	6,146,439	7,194,853	—	7,194,853	387,441	16.77	19.15
Vanguard® VIF Moderate Allocation	553,096	15,885,884	18,407,043	—	18,407,043	1,229,168	13.26	15.15
Vanguard® VIF Real Estate Index	236,591	2,930,185	2,737,352	—	2,737,352	232,821	10.31	11.78
Vanguard® VIF Short Term Investment Grade	1,100,094	11,354,048	11,737,999	—	11,737,999	1,272,089	8.09	9.24
Vanguard® VIF Small Company Growth (d)	11,176	213,180	213,123	—	213,123	12,417	17.17	17.17
Vanguard® VIF Total Bond Market Index	2,506,980	27,254,790	27,075,389	—	27,075,389	3,210,229	7.42	8.47
Vanguard® VIF Total International Stock Market Index	644,299	14,050,038	17,305,883	—	17,305,883	1,231,780	12.77	14.06
Vanguard® VIF Total Stock Market Index	795,812	39,884,778	48,488,842	—	48,488,842	1,893,652	22.53	25.72
Victory Pioneer Bond VCT Portfolio (b)	7,798	78,779	76,420	—	76,420	8,608	8.89	8.89
Victory Pioneer Equity Income VCT Portfolio (b)	1,420	23,675	17,561	—	17,561	1,037	16.92	16.92
Victory Pioneer High Yield VCT Portfolio (b)	3,605	32,376	30,857	—	30,857	2,694	9.55	11.45
Victory Pioneer Strategic Income Fund (b)	9,218	92,036	90,889	—	90,889	9,615	9.46	9.46
Victory Pioneer Strategic Income VCT Portfolio (b)	91,016	821,262	852,821	—	852,821	91,618	8.55	9.51
Victory RS Partners (d)	16,651	459,683	454,081	—	454,081	12,692	35.72	35.72
Victory RS Science and Technology	30,189	721,792	941,886	—	941,886	22,106	40.90	42.50
Victory RS Value	68,302	1,740,138	1,637,884	—	1,637,884	95,487	16.51	17.16
Virtus Ceredex Mid Cap Value Equity	11,860	143,025	138,051	—	138,051	6,405	21.56	21.56
Virtus Duff & Phelps Real Estate Securities Series	20,820	410,542	426,191	—	426,191	30,960	12.83	14.12
Virtus KAR Small-Cap Growth Series	59,525	1,456,078	911,928	—	911,928	43,729	20.39	22.99
Virtus Newfleet Multi-Sector Intermediate Bond Series	38,001	336,536	330,233	—	330,233	33,899	9.03	9.82
Virtus SGA International Growth Series	26,506	341,632	353,859	—	353,859	41,481	7.82	8.62
Virtus Tactical Allocation Series	25,501	331,482	302,957	—	302,957	19,600	13.52	15.70
Voya MidCap Opportunities Portfolio	47,768	243,935	156,679	—	156,679	6,524	18.76	25.49
VY CBRE Global Real Estate Portfolio	25,457	282,836	266,031	—	266,031	24,856	9.04	10.70
VY CBRE Real Estate Portfolio	—	—	—	—	—	—	11.32	14.18
Western Asset Variable Global High Yield Bond	163,874	1,144,487	1,063,545	—	1,063,545	95,632	9.15	11.29

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	AB VPS Discovery Value Portfolio	AB VPS Dynamic Asset Allocation	AB VPS Relative Value Portfolio
Net assets as of December 31, 2023	$4,339,295	$556,928	$94,993

Investment income (loss):
Dividend distributions	27,848	6,240	1,206
Investment Expenses:
Mortality and expense risk and administrative charges	(39,184)	(4,067)	(244)

Net investment income (loss)	(11,336)	2,173	962

Increase (decrease) in net assets from operations:
Capital gain distributions	219,444	—	3,395
Realized capital gain (loss) on investments	22,042	(10,367)	281
Change in unrealized appreciation (depreciation)	131,548	61,083	6,835

Net gain (loss) on investments	373,034	50,716	10,511

Net increase (decrease) in net assets from operations	361,698	52,889	11,473

Contract owner transactions:
Variable annuity deposits	76,671	1,250	—
Terminations, withdrawals and annuity payments	(232,174)	(52,311)	(13,253)
Transfers between subaccounts, net	(125,438)	4,102	—
Maintenance charges and mortality adjustments	(6,503)	(2,951)	(195)

Increase (decrease) in net assets from contract transactions	(287,444)	(49,910)	(13,448)

Total increase (decrease) in net assets	74,254	2,979	(1,975)

Net assets as of December 31, 2024	$4,413,549	$559,907	$93,018

Investment income (loss):
Dividend distributions	24,752	7,855	853
Investment Expenses:
Mortality and expense risk and administrative charges	(37,483)	(3,619)	(308)

Net investment income (loss)	(12,731)	4,236	545

Increase (decrease) in net assets from operations:
Capital gain distributions	467,047	—	7,964
Realized capital gain (loss) on investments	(23,135)	(14,699)	950
Change in unrealized appreciation (depreciation)	(376,557)	69,432	2,493

Net gain (loss) on investments	67,355	54,733	11,407

Net increase (decrease) in net assets from operations	54,624	58,969	11,952

Contract owner transactions:
Variable annuity deposits	85,367	10,479	—
Terminations, withdrawals and annuity payments	(372,908)	(71,517)	(88,817)
Transfers between subaccounts, net	(61,668)	(75,395)	108,285
Maintenance charges and mortality adjustments	(6,018)	(2,218)	(144)

Increase (decrease) in net assets from contract transactions	(355,227)	(138,651)	19,324

Total increase (decrease) in net assets	(300,603)	(79,682)	31,276

Net assets as of December 31, 2025	$4,112,946	$480,225	$124,294

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	AB VPS Sustainable Global Thematic Growth	AFIS Capital World Growth and Income	AFIS U.S. Government Securities
Net assets as of December 31, 2023	$135,953	$100,114	$162,466

Investment income (loss):
Dividend distributions	—	1,689	16,214
Investment Expenses:
Mortality and expense risk and administrative charges	(365)	(1,126)	(1,106)

Net investment income (loss)	(365)	563	15,108

Increase (decrease) in net assets from operations:
Capital gain distributions	438	—	—
Realized capital gain (loss) on investments	264	209	(1,118)
Change in unrealized appreciation (depreciation)	7,254	11,409	(12,524)

Net gain (loss) on investments	7,956	11,618	(13,642)

Net increase (decrease) in net assets from operations	7,591	12,181	1,466

Contract owner transactions:
Variable annuity deposits	—	15,000	—
Terminations, withdrawals and annuity payments	(4,465)	(5,427)	(2,478)
Transfers between subaccounts, net	3,625	(4,976)	276,117
Maintenance charges and mortality adjustments	(125)	(252)	(308)

Increase (decrease) in net assets from contract transactions	(965)	4,345	273,331

Total increase (decrease) in net assets	6,626	16,526	274,797

Net assets as of December 31, 2024	$142,579	$116,640	$437,263

Investment income (loss):
Dividend distributions	—	1,380	14,471
Investment Expenses:
Mortality and expense risk and administrative charges	(351)	(1,266)	(1,361)

Net investment income (loss)	(351)	114	13,110

Increase (decrease) in net assets from operations:
Capital gain distributions	17,726	4,564	—
Realized capital gain (loss) on investments	1,384	3,371	(7,595)
Change in unrealized appreciation (depreciation)	(10,451)	16,626	23,707

Net gain (loss) on investments	8,659	24,561	16,112

Net increase (decrease) in net assets from operations	8,308	24,675	29,222

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,959)	(23,074)	(3,385)
Transfers between subaccounts, net	(12,898)	(671)	(142,966)
Maintenance charges and mortality adjustments	(126)	(278)	(484)

Increase (decrease) in net assets from contract transactions	(16,983)	(24,023)	(146,835)

Total increase (decrease) in net assets	(8,675)	652	(117,613)

Net assets as of December 31, 2025	$133,904	$117,292	$319,650

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	AFIS Washington Mutual Investors	Alger Capital Appreciation (d)	Alger Large Cap Growth
Net assets as of December 31, 2023	$761,881	$192,614	$171,885

Investment income (loss):
Dividend distributions	12,190	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,136)	(2,498)	(1,217)

Net investment income (loss)	5,054	(2,498)	(1,217)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,389	—	—
Realized capital gain (loss) on investments	24,046	2,262	3,343
Change in unrealized appreciation (depreciation)	102,402	83,457	59,883

Net gain (loss) on investments	133,837	85,719	63,226

Net increase (decrease) in net assets from operations	138,891	83,221	62,009

Contract owner transactions:
Variable annuity deposits	13,962	—	—
Terminations, withdrawals and annuity payments	(7,918)	(22,164)	(12,747)
Transfers between subaccounts, net	(40,926)	(112)	172,261
Maintenance charges and mortality adjustments	(950)	(497)	(137)

Increase (decrease) in net assets from contract transactions	(35,832)	(22,773)	159,377

Total increase (decrease) in net assets	103,059	60,448	221,386

Net assets as of December 31, 2024	$864,940	$253,062	$393,271

Investment income (loss):
Dividend distributions	9,764	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(6,475)	(2,905)	(2,817)

Net investment income (loss)	3,289	(2,905)	(2,817)

Increase (decrease) in net assets from operations:
Capital gain distributions	54,707	43,669	77,885
Realized capital gain (loss) on investments	31,481	38,395	50,061
Change in unrealized appreciation (depreciation)	27,510	(1,711)	(73,066)

Net gain (loss) on investments	113,698	80,353	54,880

Net increase (decrease) in net assets from operations	116,987	77,448	52,063

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(132,007)	(84,413)	(37,366)
Transfers between subaccounts, net	(41,683)	(6)	314,075
Maintenance charges and mortality adjustments	(949)	(588)	(294)

Increase (decrease) in net assets from contract transactions	(174,639)	(85,007)	276,415

Total increase (decrease) in net assets	(57,652)	(7,559)	328,478

Net assets as of December 31, 2025	$807,288	$245,503	$721,749

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Allspring Growth (d)	Allspring Large Cap Core	Allspring Opportunity
Net assets as of December 31, 2023	$712,042	$854,775	$616,461

Investment income (loss):
Dividend distributions	—	1,074	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,511)	(7,829)	(6,129)

Net investment income (loss)	(7,511)	(6,755)	(6,129)

Increase (decrease) in net assets from operations:
Capital gain distributions	235,528	92,386	58,032
Realized capital gain (loss) on investments	(7,080)	30,718	24,353
Change in unrealized appreciation (depreciation)	(23,489)	74,592	11,884

Net gain (loss) on investments	204,959	197,696	94,269

Net increase (decrease) in net assets from operations	197,448	190,941	88,140

Contract owner transactions:
Variable annuity deposits	9,001	11,935	8,950
Terminations, withdrawals and annuity payments	(157,348)	(241,471)	(90,178)
Transfers between subaccounts, net	59,879	107,120	22,965
Maintenance charges and mortality adjustments	(2,226)	(2,435)	(1,002)

Increase (decrease) in net assets from contract transactions	(90,694)	(124,851)	(59,265)

Total increase (decrease) in net assets	106,754	66,090	28,875

Net assets as of December 31, 2024	$818,796	$920,865	$645,336

Investment income (loss):
Dividend distributions	—	690	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,297)	(8,515)	(5,505)

Net investment income (loss)	(7,297)	(7,825)	(5,505)

Increase (decrease) in net assets from operations:
Capital gain distributions	274,553	71,700	49,280
Realized capital gain (loss) on investments	(25,188)	31,335	14,848
Change in unrealized appreciation (depreciation)	(141,077)	45,687	(23,908)

Net gain (loss) on investments	108,288	148,722	40,220

Net increase (decrease) in net assets from operations	100,991	140,897	34,715

Contract owner transactions:
Variable annuity deposits	9,826	8,662	16,389
Terminations, withdrawals and annuity payments	(87,773)	(149,300)	(51,480)
Transfers between subaccounts, net	24,131	66,265	(49,940)
Maintenance charges and mortality adjustments	(2,120)	(2,267)	(1,353)

Increase (decrease) in net assets from contract transactions	(55,936)	(76,640)	(86,384)

Total increase (decrease) in net assets	45,055	64,257	(51,669)

Net assets as of December 31, 2025	$863,851	$985,122	$593,667

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Allspring Opportunity VT	Allspring Small Company Value	Allspring VT Discovery All Cap Growth Fund
Net assets as of December 31, 2023	$974,569	$5,275,463	$160,872

Investment income (loss):
Dividend distributions	440	61,511	—
Investment Expenses:
Mortality and expense risk and administrative charges	(12,769)	(48,461)	(2,268)

Net investment income (loss)	(12,329)	13,050	(2,268)

Increase (decrease) in net assets from operations:
Capital gain distributions	92,116	329,066	8,773
Realized capital gain (loss) on investments	3,790	217,510	(222)
Change in unrealized appreciation (depreciation)	34,986	(177,352)	25,033

Net gain (loss) on investments	130,892	369,224	33,584

Net increase (decrease) in net assets from operations	118,563	382,274	31,316

Contract owner transactions:
Variable annuity deposits	—	62,648	—
Terminations, withdrawals and annuity payments	(148,557)	(731,876)	(111)
Transfers between subaccounts, net	(10,136)	87,030	3
Maintenance charges and mortality adjustments	(4,259)	(9,440)	(260)

Increase (decrease) in net assets from contract transactions	(162,952)	(591,638)	(368)

Total increase (decrease) in net assets	(44,389)	(209,364)	30,948

Net assets as of December 31, 2024	$930,180	$5,066,099	$191,820

Investment income (loss):
Dividend distributions	465	31,173	—
Investment Expenses:
Mortality and expense risk and administrative charges	(12,030)	(43,654)	(2,566)

Net investment income (loss)	(11,565)	(12,481)	(2,566)

Increase (decrease) in net assets from operations:
Capital gain distributions	93,739	230,968	71,956
Realized capital gain (loss) on investments	106	136,814	(383)
Change in unrealized appreciation (depreciation)	(36,890)	(306,010)	(42,492)

Net gain (loss) on investments	56,955	61,772	29,081

Net increase (decrease) in net assets from operations	45,390	49,291	26,515

Contract owner transactions:
Variable annuity deposits	11,540	70,861	—
Terminations, withdrawals and annuity payments	(94,200)	(658,533)	(84)
Transfers between subaccounts, net	(36,810)	163,502	—
Maintenance charges and mortality adjustments	(3,976)	(10,230)	(294)

Increase (decrease) in net assets from contract transactions	(123,446)	(434,400)	(378)

Total increase (decrease) in net assets	(78,056)	(385,109)	26,137

Net assets as of December 31, 2025	$852,124	$4,680,990	$217,957

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	ALPS/Alerian Energy Infrastructure	American Century Diversified Bond	American Century Equity Income
Net assets as of December 31, 2023	$249,166	$189,603	$8,988,444

Investment income (loss):
Dividend distributions	10,675	7,436	202,140
Investment Expenses:
Mortality and expense risk and administrative charges	(2,022)	(1,640)	(81,122)

Net investment income (loss)	8,653	5,796	121,018

Increase (decrease) in net assets from operations:
Capital gain distributions	8,583	—	678,422
Realized capital gain (loss) on investments	15,930	(3,740)	65,060
Change in unrealized appreciation (depreciation)	62,196	(2,579)	(71,664)

Net gain (loss) on investments	86,709	(6,319)	671,818

Net increase (decrease) in net assets from operations	95,362	(523)	792,836

Contract owner transactions:
Variable annuity deposits	—	4,346	173,701
Terminations, withdrawals and annuity payments	(53,673)	(25,899)	(1,353,750)
Transfers between subaccounts, net	12,967	40,180	(117,823)
Maintenance charges and mortality adjustments	(317)	(817)	(16,928)

Increase (decrease) in net assets from contract transactions	(41,023)	17,810	(1,314,800)

Total increase (decrease) in net assets	54,339	17,287	(521,964)

Net assets as of December 31, 2024	$303,505	$206,890	$8,466,480

Investment income (loss):
Dividend distributions	18,441	9,096	171,687
Investment Expenses:
Mortality and expense risk and administrative charges	(2,396)	(1,949)	(76,492)

Net investment income (loss)	16,045	7,147	95,195

Increase (decrease) in net assets from operations:
Capital gain distributions	47,069	—	627,003
Realized capital gain (loss) on investments	3,672	(11,420)	32,172
Change in unrealized appreciation (depreciation)	(52,999)	14,337	104,494

Net gain (loss) on investments	(2,258)	2,917	763,669

Net increase (decrease) in net assets from operations	13,787	10,064	858,864

Contract owner transactions:
Variable annuity deposits	87,071	3,877	229,386
Terminations, withdrawals and annuity payments	(9,328)	(4,677)	(1,319,883)
Transfers between subaccounts, net	16,024	(30,533)	295,261
Maintenance charges and mortality adjustments	(325)	(735)	(16,794)

Increase (decrease) in net assets from contract transactions	93,442	(32,068)	(812,030)

Total increase (decrease) in net assets	107,229	(22,004)	46,834

Net assets as of December 31, 2025	$410,734	$184,886	$8,513,314

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Century Heritage	American Century International Growth	American Century Select
Net assets as of December 31, 2023	$1,827,914	$4,759,532	$3,964,275

Investment income (loss):
Dividend distributions	—	24,746	—
Investment Expenses:
Mortality and expense risk and administrative charges	(17,502)	(42,673)	(36,584)

Net investment income (loss)	(17,502)	(17,927)	(36,584)

Increase (decrease) in net assets from operations:
Capital gain distributions	310,415	—	151,753
Realized capital gain (loss) on investments	8,272	9,597	328,354
Change in unrealized appreciation (depreciation)	95,874	68,419	451,464

Net gain (loss) on investments	414,561	78,016	931,571

Net increase (decrease) in net assets from operations	397,059	60,089	894,987

Contract owner transactions:
Variable annuity deposits	29,101	104,260	50,728
Terminations, withdrawals and annuity payments	(355,395)	(509,981)	(754,016)
Transfers between subaccounts, net	41,971	14,881	(66,565)
Maintenance charges and mortality adjustments	(4,405)	(9,803)	(13,411)

Increase (decrease) in net assets from contract transactions	(288,728)	(400,643)	(783,264)

Total increase (decrease) in net assets	108,331	(340,554)	111,723

Net assets as of December 31, 2024	$1,936,245	$4,418,978	$4,075,998

Investment income (loss):
Dividend distributions	—	13,158	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,654)	(41,647)	(34,327)

Net investment income (loss)	(16,654)	(28,489)	(34,327)

Increase (decrease) in net assets from operations:
Capital gain distributions	382,026	126,486	307,399
Realized capital gain (loss) on investments	(17,527)	47,893	639,925
Change in unrealized appreciation (depreciation)	(278,153)	436,940	(365,921)

Net gain (loss) on investments	86,346	611,319	581,403

Net increase (decrease) in net assets from operations	69,692	582,830	547,076

Contract owner transactions:
Variable annuity deposits	27,363	120,936	47,568
Terminations, withdrawals and annuity payments	(304,368)	(524,691)	(731,060)
Transfers between subaccounts, net	730	100,766	(724,792)
Maintenance charges and mortality adjustments	(3,736)	(8,990)	(8,387)

Increase (decrease) in net assets from contract transactions	(280,011)	(311,979)	(1,416,671)

Total increase (decrease) in net assets	(210,319)	270,851	(869,595)

Net assets as of December 31, 2025	$1,725,926	$4,689,829	$3,206,403

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Century Strategic Allocation: Aggressive	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate
Net assets as of December 31, 2023	$1,361,279	$660,468	$3,789,128

Investment income (loss):
Dividend distributions	19,507	9,486	78,823
Investment Expenses:
Mortality and expense risk and administrative charges	(12,075)	(4,778)	(36,127)

Net investment income (loss)	7,432	4,708	42,696

Increase (decrease) in net assets from operations:
Capital gain distributions	60,241	23,982	129,076
Realized capital gain (loss) on investments	13,086	(11,251)	12,511
Change in unrealized appreciation (depreciation)	66,608	10,276	165,940

Net gain (loss) on investments	139,935	23,007	307,527

Net increase (decrease) in net assets from operations	147,367	27,715	350,223

Contract owner transactions:
Variable annuity deposits	46,988	7,769	124,656
Terminations, withdrawals and annuity payments	(227,990)	(253,510)	(375,161)
Transfers between subaccounts, net	(27,342)	81,867	(42,225)
Maintenance charges and mortality adjustments	(2,862)	(2,469)	(4,937)

Increase (decrease) in net assets from contract transactions	(211,206)	(166,343)	(297,667)

Total increase (decrease) in net assets	(63,839)	(138,628)	52,556

Net assets as of December 31, 2024	$1,297,440	$521,840	$3,841,684

Investment income (loss):
Dividend distributions	36,411	9,991	77,035
Investment Expenses:
Mortality and expense risk and administrative charges	(16,569)	(4,515)	(38,003)

Net investment income (loss)	19,842	5,476	39,032

Increase (decrease) in net assets from operations:
Capital gain distributions	118,981	14,387	208,907
Realized capital gain (loss) on investments	7,750	(2,852)	16,574
Change in unrealized appreciation (depreciation)	95,675	25,923	226,032

Net gain (loss) on investments	222,406	37,458	451,513

Net increase (decrease) in net assets from operations	242,248	42,934	490,545

Contract owner transactions:
Variable annuity deposits	69,174	9,613	96,086
Terminations, withdrawals and annuity payments	(43,976)	(203,771)	(342,948)
Transfers between subaccounts, net	949,670	117,267	410,591
Maintenance charges and mortality adjustments	(2,208)	(3,223)	(5,527)

Increase (decrease) in net assets from contract transactions	972,660	(80,114)	158,202

Total increase (decrease) in net assets	1,214,908	(37,180)	648,747

Net assets as of December 31, 2025	$2,512,348	$484,660	$4,490,431

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Century Ultra®	American Funds IS® Asset Allocation	American Funds IS® Capital World Bond
Net assets as of December 31, 2023	$775,460	$19,815,174	$2,218,609

Investment income (loss):
Dividend distributions	—	483,673	32,787
Investment Expenses:
Mortality and expense risk and administrative charges	(8,292)	(173,075)	(13,613)

Net investment income (loss)	(8,292)	310,598	19,174

Increase (decrease) in net assets from operations:
Capital gain distributions	37,553	1,036,614	—
Realized capital gain (loss) on investments	26,760	123,950	(130,990)
Change in unrealized appreciation (depreciation)	164,983	1,764,635	28,967

Net gain (loss) on investments	229,296	2,925,199	(102,023)

Net increase (decrease) in net assets from operations	221,004	3,235,797	(82,849)

Contract owner transactions:
Variable annuity deposits	28,289	1,230,258	70,553
Terminations, withdrawals and annuity payments	(94,059)	(2,345,722)	(203,339)
Transfers between subaccounts, net	71,270	3,594,219	(313,259)
Maintenance charges and mortality adjustments	(4,307)	(45,754)	(2,843)

Increase (decrease) in net assets from contract transactions	1,193	2,433,001	(448,888)

Total increase (decrease) in net assets	222,197	5,668,798	(531,737)

Net assets as of December 31, 2024	$997,657	$25,483,972	$1,686,872

Investment income (loss):
Dividend distributions	—	481,517	56,656
Investment Expenses:
Mortality and expense risk and administrative charges	(8,436)	(188,396)	(13,893)

Net investment income (loss)	(8,436)	293,121	42,763

Increase (decrease) in net assets from operations:
Capital gain distributions	107,187	1,877,874	—
Realized capital gain (loss) on investments	44,461	213,948	(52,445)
Change in unrealized appreciation (depreciation)	(59,062)	1,252,164	155,222

Net gain (loss) on investments	92,586	3,343,986	102,777

Net increase (decrease) in net assets from operations	84,150	3,637,107	145,540

Contract owner transactions:
Variable annuity deposits	22,875	481,601	77,822
Terminations, withdrawals and annuity payments	(72,999)	(2,288,053)	(314,959)
Transfers between subaccounts, net	(79,037)	600,182	445,797
Maintenance charges and mortality adjustments	(4,354)	(47,512)	(3,829)

Increase (decrease) in net assets from contract transactions	(133,515)	(1,253,782)	204,831

Total increase (decrease) in net assets	(49,365)	2,383,325	350,371

Net assets as of December 31, 2025	$948,292	$27,867,297	$2,037,243

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Small Capitalization	American Funds IS® Growth
Net assets as of December 31, 2023	$13,147,101	$602,015	$3,785,360

Investment income (loss):
Dividend distributions	182,944	5,494	7,156
Investment Expenses:
Mortality and expense risk and administrative charges	(102,320)	(4,198)	(31,960)

Net investment income (loss)	80,624	1,296	(24,804)

Increase (decrease) in net assets from operations:
Capital gain distributions	399,617	23,377	96,919
Realized capital gain (loss) on investments	261,500	(21,828)	77,881
Change in unrealized appreciation (depreciation)	861,989	27	976,784

Net gain (loss) on investments	1,523,106	1,576	1,151,584

Net increase (decrease) in net assets from operations	1,603,730	2,872	1,126,780

Contract owner transactions:
Variable annuity deposits	352,401	42,024	53,146
Terminations, withdrawals and annuity payments	(1,382,367)	(9,378)	(309,402)
Transfers between subaccounts, net	(598,281)	213,741	300,788
Maintenance charges and mortality adjustments	(22,418)	(638)	(7,315)

Increase (decrease) in net assets from contract transactions	(1,650,665)	245,749	37,217

Total increase (decrease) in net assets	(46,935)	248,621	1,163,997

Net assets as of December 31, 2024	$13,100,166	$850,636	$4,949,357

Investment income (loss):
Dividend distributions	160,842	1,652	6,257
Investment Expenses:
Mortality and expense risk and administrative charges	(99,490)	(4,170)	(37,762)

Net investment income (loss)	61,352	(2,518)	(31,505)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,705,362	16,640	391,606
Realized capital gain (loss) on investments	291,914	(43,238)	220,202
Change in unrealized appreciation (depreciation)	416,516	126,152	282,389

Net gain (loss) on investments	2,413,792	99,554	894,197

Net increase (decrease) in net assets from operations	2,475,144	97,036	862,692

Contract owner transactions:
Variable annuity deposits	363,918	69,311	101,672
Terminations, withdrawals and annuity payments	(2,803,428)	(151,636)	(445,868)
Transfers between subaccounts, net	897,095	(3,808)	(180,915)
Maintenance charges and mortality adjustments	(23,746)	(553)	(8,432)

Increase (decrease) in net assets from contract transactions	(1,566,161)	(86,686)	(533,543)

Total increase (decrease) in net assets	908,983	10,350	329,149

Net assets as of December 31, 2025	$14,009,149	$860,986	$5,278,506

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Growth- Income	American Funds IS® International	American Funds IS® International Growth and Income
Net assets as of December 31, 2023	$28,485,449	$6,577,194	$551,196

Investment income (loss):
Dividend distributions	300,138	76,181	14,192
Investment Expenses:
Mortality and expense risk and administrative charges	(238,589)	(52,112)	(2,663)

Net investment income (loss)	61,549	24,069	11,529

Increase (decrease) in net assets from operations:
Capital gain distributions	1,481,950	—	—
Realized capital gain (loss) on investments	711,553	(7,787)	(3,946)
Change in unrealized appreciation (depreciation)	4,251,754	128,858	6,349

Net gain (loss) on investments	6,445,257	121,071	2,403

Net increase (decrease) in net assets from operations	6,506,806	145,140	13,932

Contract owner transactions:
Variable annuity deposits	547,762	548,994	48,786
Terminations, withdrawals and annuity payments	(3,480,793)	(501,098)	(8,587)
Transfers between subaccounts, net	1,892,057	679,473	(7,287)
Maintenance charges and mortality adjustments	(68,109)	(8,318)	(419)

Increase (decrease) in net assets from contract transactions	(1,109,083)	719,051	32,493

Total increase (decrease) in net assets	5,397,723	864,191	46,425

Net assets as of December 31, 2024	$33,883,172	$7,441,385	$597,621

Investment income (loss):
Dividend distributions	237,573	95,450	17,914
Investment Expenses:
Mortality and expense risk and administrative charges	(250,355)	(55,626)	(3,196)

Net investment income (loss)	(12,782)	39,824	14,718

Increase (decrease) in net assets from operations:
Capital gain distributions	5,762,191	—	—
Realized capital gain (loss) on investments	1,199,183	127,463	1,695
Change in unrealized appreciation (depreciation)	(1,793,787)	1,639,150	201,053

Net gain (loss) on investments	5,167,587	1,766,613	202,748

Net increase (decrease) in net assets from operations	5,154,805	1,806,437	217,466

Contract owner transactions:
Variable annuity deposits	1,099,179	222,292	105,448
Terminations, withdrawals and annuity payments	(5,705,416)	(1,198,379)	(83,322)
Transfers between subaccounts, net	(459,662)	101,912	2,030
Maintenance charges and mortality adjustments	(76,734)	(9,379)	(437)

Increase (decrease) in net assets from contract transactions	(5,142,633)	(883,554)	23,719

Total increase (decrease) in net assets	12,172	922,883	241,185

Net assets as of December 31, 2025	$33,895,344	$8,364,268	$838,806

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Mortgage	American Funds IS® New World	AMG River Road Mid Cap Value
Net assets as of December 31, 2023	$41,800	$4,598,804	$1,887,337

Investment income (loss):
Dividend distributions	2,020	58,240	5,323
Investment Expenses:
Mortality and expense risk and administrative charges	(113)	(26,539)	(16,949)

Net investment income (loss)	1,907	31,701	(11,626)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,833	228,435
Realized capital gain (loss) on investments	(140)	17,329	(44,004)
Change in unrealized appreciation (depreciation)	(1,627)	207,901	47,817

Net gain (loss) on investments	(1,767)	249,063	232,248

Net increase (decrease) in net assets from operations	140	280,764	220,622

Contract owner transactions:
Variable annuity deposits	—	307,737	37,202
Terminations, withdrawals and annuity payments	(829)	(491,077)	(238,121)
Transfers between subaccounts, net	4,690	58,682	(49,835)
Maintenance charges and mortality adjustments	(89)	(8,033)	(3,265)

Increase (decrease) in net assets from contract transactions	3,772	(132,691)	(254,019)

Total increase (decrease) in net assets	3,912	148,073	(33,397)

Net assets as of December 31, 2024	$45,712	$4,746,877	$1,853,940

Investment income (loss):
Dividend distributions	9,301	52,968	2,525
Investment Expenses:
Mortality and expense risk and administrative charges	(461)	(28,792)	(15,272)

Net investment income (loss)	8,840	24,176	(12,747)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	213,397	204,479
Realized capital gain (loss) on investments	(503)	103,523	(63,342)
Change in unrealized appreciation (depreciation)	2,740	980,197	39,956

Net gain (loss) on investments	2,237	1,297,117	181,093

Net increase (decrease) in net assets from operations	11,077	1,321,293	168,346

Contract owner transactions:
Variable annuity deposits	—	107,347	33,448
Terminations, withdrawals and annuity payments	(844)	(529,742)	(250,399)
Transfers between subaccounts, net	191,388	694,121	(93,993)
Maintenance charges and mortality adjustments	(113)	(11,350)	(2,819)

Increase (decrease) in net assets from contract transactions	190,431	260,376	(313,763)

Total increase (decrease) in net assets	201,508	1,581,669	(145,417)

Net assets as of December 31, 2025	$247,220	$6,328,546	$1,708,523

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Ariel®	Baron Asset	BlackRock Advantage Large Cap Core V.I.
Net assets as of December 31, 2023	$2,661,698	$734,175	$532,320

Investment income (loss):
Dividend distributions	2,945	—	3,850
Investment Expenses:
Mortality and expense risk and administrative charges	(24,456)	(6,125)	(6,612)

Net investment income (loss)	(21,511)	(6,125)	(2,762)

Increase (decrease) in net assets from operations:
Capital gain distributions	131,004	84,085	87,867
Realized capital gain (loss) on investments	51,632	78,450	42,626
Change in unrealized appreciation (depreciation)	113,528	(93,725)	78,769

Net gain (loss) on investments	296,164	68,810	209,262

Net increase (decrease) in net assets from operations	274,653	62,685	206,500

Contract owner transactions:
Variable annuity deposits	21,710	21,381	32,152
Terminations, withdrawals and annuity payments	(250,183)	(216,313)	(4,150)
Transfers between subaccounts, net	(102,399)	(88,265)	172,040
Maintenance charges and mortality adjustments	(5,087)	(3,921)	(563)

Increase (decrease) in net assets from contract transactions	(335,959)	(287,118)	199,479

Total increase (decrease) in net assets	(61,306)	(224,433)	405,979

Net assets as of December 31, 2024	$2,600,392	$509,742	$938,299

Investment income (loss):
Dividend distributions	3,478	—	2,308
Investment Expenses:
Mortality and expense risk and administrative charges	(22,733)	(4,414)	(4,417)

Net investment income (loss)	(19,255)	(4,414)	(2,109)

Increase (decrease) in net assets from operations:
Capital gain distributions	270,520	50,233	113,063
Realized capital gain (loss) on investments	42,911	9,681	7,330
Change in unrealized appreciation (depreciation)	7,094	(23,464)	55,362

Net gain (loss) on investments	320,525	36,450	175,755

Net increase (decrease) in net assets from operations	301,270	32,036	173,646

Contract owner transactions:
Variable annuity deposits	16,124	19,365	—
Terminations, withdrawals and annuity payments	(298,104)	(56,591)	(53,455)
Transfers between subaccounts, net	(59,696)	(14,630)	4,319
Maintenance charges and mortality adjustments	(4,789)	(3,067)	(830)

Increase (decrease) in net assets from contract transactions	(346,465)	(54,923)	(49,966)

Total increase (decrease) in net assets	(45,195)	(22,887)	123,680

Net assets as of December 31, 2025	$2,555,197	$486,855	$1,061,979

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Advantage Small Cap Growth	BlackRock Basic Value V.I.	BlackRock Capital Appreciation V.I.
Net assets as of December 31, 2023	$164,564	$237,876	$643,152

Investment income (loss):
Dividend distributions	283	4,801	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,525)	(1,181)	(2,124)

Net investment income (loss)	(1,242)	3,620	(2,124)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20,691	289,971
Realized capital gain (loss) on investments	1,461	75	22,473
Change in unrealized appreciation (depreciation)	19,822	(1,859)	(118,956)

Net gain (loss) on investments	21,283	18,907	193,488

Net increase (decrease) in net assets from operations	20,041	22,527	191,364

Contract owner transactions:
Variable annuity deposits	4,125	14,994	105,584
Terminations, withdrawals and annuity payments	(22,114)	(898)	(70,055)
Transfers between subaccounts, net	(8,672)	—	(81,583)
Maintenance charges and mortality adjustments	(905)	(282)	(495)

Increase (decrease) in net assets from contract transactions	(27,566)	13,814	(46,549)

Total increase (decrease) in net assets	(7,525)	36,341	144,815

Net assets as of December 31, 2024	$157,039	$274,217	$787,967

Investment income (loss):
Dividend distributions	—	5,800	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,611)	(1,474)	(2,011)

Net investment income (loss)	(1,611)	4,326	(2,011)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	39,965	66,216
Realized capital gain (loss) on investments	1,213	153	(44,666)
Change in unrealized appreciation (depreciation)	30,053	19,743	38,578

Net gain (loss) on investments	31,266	59,861	60,128

Net increase (decrease) in net assets from operations	29,655	64,187	58,117

Contract owner transactions:
Variable annuity deposits	2,726	—	—
Terminations, withdrawals and annuity payments	(5,106)	(992)	(79,832)
Transfers between subaccounts, net	30,940	—	(231,747)
Maintenance charges and mortality adjustments	(708)	(279)	(328)

Increase (decrease) in net assets from contract transactions	27,852	(1,271)	(311,907)

Total increase (decrease) in net assets	57,507	62,916	(253,790)

Net assets as of December 31, 2025	$214,546	$337,133	$534,177

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Equity Dividend	BlackRock Equity Dividend V.I.	BlackRock Global Allocation
Net assets as of December 31, 2023	$575,512	$10,826,540	$112,250

Investment income (loss):
Dividend distributions	12,064	263,265	951
Investment Expenses:
Mortality and expense risk and administrative charges	(5,237)	(83,899)	(1,041)

Net investment income (loss)	6,827	179,366	(90)

Increase (decrease) in net assets from operations:
Capital gain distributions	45,774	854,265	6,350
Realized capital gain (loss) on investments	716	(30,883)	697
Change in unrealized appreciation (depreciation)	(5,164)	(24,187)	3,017

Net gain (loss) on investments	41,326	799,195	10,064

Net increase (decrease) in net assets from operations	48,153	978,561	9,974

Contract owner transactions:
Variable annuity deposits	20,271	608,859	2,761
Terminations, withdrawals and annuity payments	(44,145)	(1,866,480)	(11,234)
Transfers between subaccounts, net	(45,391)	269,253	(28,372)
Maintenance charges and mortality adjustments	(1,778)	(15,611)	(520)

Increase (decrease) in net assets from contract transactions	(71,043)	(1,003,979)	(37,365)

Total increase (decrease) in net assets	(22,890)	(25,418)	(27,391)

Net assets as of December 31, 2024	$552,622	$10,801,122	$84,859

Investment income (loss):
Dividend distributions	11,302	233,369	2,585
Investment Expenses:
Mortality and expense risk and administrative charges	(5,246)	(85,036)	(952)

Net investment income (loss)	6,056	148,333	1,633

Increase (decrease) in net assets from operations:
Capital gain distributions	47,216	1,022,068	6,918
Realized capital gain (loss) on investments	2,319	24,666	(442)
Change in unrealized appreciation (depreciation)	52,311	1,021,173	7,990

Net gain (loss) on investments	101,846	2,067,907	14,466

Net increase (decrease) in net assets from operations	107,902	2,216,240	16,099

Contract owner transactions:
Variable annuity deposits	18,469	277,487	2,143
Terminations, withdrawals and annuity payments	(85,177)	(2,010,733)	(5,476)
Transfers between subaccounts, net	26,233	1,078,218	19,440
Maintenance charges and mortality adjustments	(2,021)	(18,968)	(460)

Increase (decrease) in net assets from contract transactions	(42,496)	(673,996)	15,647

Total increase (decrease) in net assets	65,406	1,542,244	31,746

Net assets as of December 31, 2025	$618,028	$12,343,366	$116,605

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Focus Growth V.I.
Net assets as of December 31, 2023	$2,425,056	$7,787,111	$1,288,462

Investment income (loss):
Dividend distributions	33,878	405,000	—
Investment Expenses:
Mortality and expense risk and administrative charges	(19,138)	(44,999)	(4,522)

Net investment income (loss)	14,740	360,001	(4,522)

Increase (decrease) in net assets from operations:
Capital gain distributions	184,289	—	19,443
Realized capital gain (loss) on investments	(15,412)	37,871	265,938
Change in unrealized appreciation (depreciation)	12,195	4,101	(116,657)

Net gain (loss) on investments	181,072	41,972	168,724

Net increase (decrease) in net assets from operations	195,812	401,973	164,202

Contract owner transactions:
Variable annuity deposits	42,188	198,017	—
Terminations, withdrawals and annuity payments	(107,317)	(2,867,334)	(160,542)
Transfers between subaccounts, net	(239,198)	520,602	(1,148,827)
Maintenance charges and mortality adjustments	(4,598)	(11,967)	(935)

Increase (decrease) in net assets from contract transactions	(308,925)	(2,160,682)	(1,310,304)

Total increase (decrease) in net assets	(113,113)	(1,758,709)	(1,146,102)

Net assets as of December 31, 2024	$2,311,943	$6,028,402	$142,360

Investment income (loss):
Dividend distributions	87,714	426,238	—
Investment Expenses:
Mortality and expense risk and administrative charges	(17,282)	(47,365)	(369)

Net investment income (loss)	70,432	378,873	(369)

Increase (decrease) in net assets from operations:
Capital gain distributions	216,489	13,475	25,715
Realized capital gain (loss) on investments	(1,052)	(15,296)	169
Change in unrealized appreciation (depreciation)	103,722	136,355	(9,583)

Net gain (loss) on investments	319,159	134,534	16,301

Net increase (decrease) in net assets from operations	389,591	513,407	15,932

Contract owner transactions:
Variable annuity deposits	186,838	68,579	—
Terminations, withdrawals and annuity payments	(308,023)	(899,559)	—
Transfers between subaccounts, net	(350,625)	551,814	—
Maintenance charges and mortality adjustments	(3,870)	(11,576)	(298)

Increase (decrease) in net assets from contract transactions	(475,680)	(290,742)	(298)

Total increase (decrease) in net assets	(86,089)	222,665	15,634

Net assets as of December 31, 2025	$2,225,854	$6,251,067	$157,994

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon Appreciation	BNY Mellon Dynamic Value	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2023	$7,488,396	$5,058,753	$2,081,551

Investment income (loss):
Dividend distributions	24,808	49,065	13,416
Investment Expenses:
Mortality and expense risk and administrative charges	(69,135)	(49,377)	(17,223)

Net investment income (loss)	(44,327)	(312)	(3,807)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,112,083	366,704	31,786
Realized capital gain (loss) on investments	183,762	145,114	6,104
Change in unrealized appreciation (depreciation)	(442,004)	221,065	210,126

Net gain (loss) on investments	853,841	732,883	248,016

Net increase (decrease) in net assets from operations	809,514	732,571	244,209

Contract owner transactions:
Variable annuity deposits	138,561	61,111	59,496
Terminations, withdrawals and annuity payments	(947,588)	(628,937)	(130,776)
Transfers between subaccounts, net	(73,201)	112,971	149,374
Maintenance charges and mortality adjustments	(14,863)	(11,207)	(5,071)

Increase (decrease) in net assets from contract transactions	(897,091)	(466,062)	73,023

Total increase (decrease) in net assets	(87,577)	266,509	317,232

Net assets as of December 31, 2024	$7,400,819	$5,325,262	$2,398,783

Investment income (loss):
Dividend distributions	19,762	10,763	10,442
Investment Expenses:
Mortality and expense risk and administrative charges	(66,798)	(50,419)	(17,564)

Net investment income (loss)	(47,036)	(39,656)	(7,122)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,327,914	350,697	215,508
Realized capital gain (loss) on investments	30,772	161,809	3,870
Change in unrealized appreciation (depreciation)	(658,672)	414,559	(13,245)

Net gain (loss) on investments	700,014	927,065	206,133

Net increase (decrease) in net assets from operations	652,978	887,409	199,011

Contract owner transactions:
Variable annuity deposits	151,094	61,857	30,639
Terminations, withdrawals and annuity payments	(1,192,966)	(714,404)	(307,004)
Transfers between subaccounts, net	429,189	222,648	(84,175)
Maintenance charges and mortality adjustments	(16,047)	(13,868)	(5,248)

Increase (decrease) in net assets from contract transactions	(628,730)	(443,767)	(365,788)

Total increase (decrease) in net assets	24,248	443,642	(166,777)

Net assets as of December 31, 2025	$7,425,067	$5,768,904	$2,232,006

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon Midcap Value Fund (b)
Net assets as of December 31, 2023	$8,690,493	$16,376,270	$2,471,817

Investment income (loss):
Dividend distributions	99,328	—	10,026
Investment Expenses:
Mortality and expense risk and administrative charges	(56,152)	(145,831)	(24,316)

Net investment income (loss)	43,176	(145,831)	(14,290)

Increase (decrease) in net assets from operations:
Capital gain distributions	194,593	—	250,640
Realized capital gain (loss) on investments	17,214	950,800	13,159
Change in unrealized appreciation (depreciation)	356,256	3,258,842	(196)

Net gain (loss) on investments	568,063	4,209,642	263,603

Net increase (decrease) in net assets from operations	611,239	4,063,811	249,313

Contract owner transactions:
Variable annuity deposits	442,758	400,055	24,338
Terminations, withdrawals and annuity payments	(572,849)	(1,897,497)	(257,785)
Transfers between subaccounts, net	(374,525)	2,188,367	207,068
Maintenance charges and mortality adjustments	(10,178)	(63,099)	(5,363)

Increase (decrease) in net assets from contract transactions	(514,794)	627,826	(31,742)

Total increase (decrease) in net assets	96,445	4,691,637	217,571

Net assets as of December 31, 2024	$8,786,938	$21,067,907	$2,689,388

Investment income (loss):
Dividend distributions	106,587	—	14,505
Investment Expenses:
Mortality and expense risk and administrative charges	(51,893)	(162,961)	(23,327)

Net investment income (loss)	54,694	(162,961)	(8,822)

Increase (decrease) in net assets from operations:
Capital gain distributions	811,376	9,842,881	302,220
Realized capital gain (loss) on investments	(114,943)	72,748	(4,938)
Change in unrealized appreciation (depreciation)	(402,710)	(4,977,091)	(77,301)

Net gain (loss) on investments	293,723	4,938,538	219,981

Net increase (decrease) in net assets from operations	348,417	4,775,577	211,159

Contract owner transactions:
Variable annuity deposits	531,895	255,633	24,747
Terminations, withdrawals and annuity payments	(901,427)	(2,337,703)	(232,107)
Transfers between subaccounts, net	(128,395)	(2,911,686)	(91,585)
Maintenance charges and mortality adjustments	(10,591)	(68,651)	(4,954)

Increase (decrease) in net assets from contract transactions	(508,518)	(5,062,407)	(303,899)

Total increase (decrease) in net assets	(160,101)	(286,830)	(92,740)

Net assets as of December 31, 2025	$8,626,837	$20,781,077	$2,596,648

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon Stock Index	BNY Mellon VIF Appreciation	Calamos® Growth
Net assets as of December 31, 2023	$176,616	$6,299,803	$8,560,614

Investment income (loss):
Dividend distributions	510	11,137	—
Investment Expenses:
Mortality and expense risk and administrative charges	(246)	(43,686)	(86,581)

Net investment income (loss)	264	(32,549)	(86,581)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,213	495,264	617,718
Realized capital gain (loss) on investments	15,056	(217,823)	190,647
Change in unrealized appreciation (depreciation)	(2,165)	388,145	1,816,572

Net gain (loss) on investments	20,104	665,586	2,624,937

Net increase (decrease) in net assets from operations	20,368	633,037	2,538,356

Contract owner transactions:
Variable annuity deposits	840	251,354	67,671
Terminations, withdrawals and annuity payments	(183)	(734,420)	(1,075,385)
Transfers between subaccounts, net	(146,944)	(811,508)	(275,416)
Maintenance charges and mortality adjustments	(68)	(6,647)	(16,357)

Increase (decrease) in net assets from contract transactions	(146,355)	(1,301,221)	(1,299,487)

Total increase (decrease) in net assets	(125,987)	(668,184)	1,238,869

Net assets as of December 31, 2024	$50,629	$5,631,619	$9,799,483

Investment income (loss):
Dividend distributions	177	8,514	—
Investment Expenses:
Mortality and expense risk and administrative charges	(72)	(39,418)	(84,254)

Net investment income (loss)	105	(30,904)	(84,254)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,921	809,673	762,778
Realized capital gain (loss) on investments	2,054	(100,039)	360,386
Change in unrealized appreciation (depreciation)	(2,385)	(239,546)	268,888

Net gain (loss) on investments	2,590	470,088	1,392,052

Net increase (decrease) in net assets from operations	2,695	439,184	1,307,798

Contract owner transactions:
Variable annuity deposits	648	18,495	53,707
Terminations, withdrawals and annuity payments	(54)	(389,645)	(1,406,501)
Transfers between subaccounts, net	(39,835)	(418,073)	(391,536)
Maintenance charges and mortality adjustments	(56)	(4,797)	(17,077)

Increase (decrease) in net assets from contract transactions	(39,297)	(794,020)	(1,761,407)

Total increase (decrease) in net assets	(36,602)	(354,836)	(453,609)

Net assets as of December 31, 2025	$14,027	$5,276,783	$9,345,874

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Calamos® Growth and Income	Calamos® High Income Opportunities	ClearBridge Small Cap Growth
Net assets as of December 31, 2023	$9,249,045	$335,061	$20,439

Investment income (loss):
Dividend distributions	70,104	23,193	—
Investment Expenses:
Mortality and expense risk and administrative charges	(89,446)	(3,343)	(125)

Net investment income (loss)	(19,342)	19,850	(125)

Increase (decrease) in net assets from operations:
Capital gain distributions	384,811	—	—
Realized capital gain (loss) on investments	350,395	(6,517)	4,130
Change in unrealized appreciation (depreciation)	992,921	11,676	(3,675)

Net gain (loss) on investments	1,728,127	5,159	455

Net increase (decrease) in net assets from operations	1,708,785	25,009	330

Contract owner transactions:
Variable annuity deposits	68,350	9,105	—
Terminations, withdrawals and annuity payments	(1,018,849)	(37,694)	(20,756)
Transfers between subaccounts, net	(179,256)	21,262	4
Maintenance charges and mortality adjustments	(20,780)	(1,303)	(17)

Increase (decrease) in net assets from contract transactions	(1,150,535)	(8,630)	(20,769)

Total increase (decrease) in net assets	558,250	16,379	(20,439)

Net assets as of December 31, 2024	$9,807,295	$351,440	$—

Investment income (loss):
Dividend distributions	33,222	22,714	—
Investment Expenses:
Mortality and expense risk and administrative charges	(86,289)	(3,208)	—

Net investment income (loss)	(53,067)	19,506	—

Increase (decrease) in net assets from operations:
Capital gain distributions	626,181	—	—
Realized capital gain (loss) on investments	502,404	(2,269)	—
Change in unrealized appreciation (depreciation)	303,456	2,299	—

Net gain (loss) on investments	1,432,041	30	—

Net increase (decrease) in net assets from operations	1,378,974	19,536	—

Contract owner transactions:
Variable annuity deposits	60,382	7,789	—
Terminations, withdrawals and annuity payments	(1,094,254)	(12,802)	—
Transfers between subaccounts, net	(571,495)	1,463	—
Maintenance charges and mortality adjustments	(20,916)	(1,029)	—

Increase (decrease) in net assets from contract transactions	(1,626,283)	(4,579)	—

Total increase (decrease) in net assets	(247,309)	14,957	—

Net assets as of December 31, 2025	$9,559,986	$366,397	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	ClearBridge Variable Growth	ClearBridge Variable Small Cap Growth	Dimensional VA Equity Allocation
Net assets as of December 31, 2023	$5,257,229	$6,346,937	$1,638,517

Investment income (loss):
Dividend distributions	6,884	—	36,525
Investment Expenses:
Mortality and expense risk and administrative charges	(50,245)	(42,960)	(4,806)

Net investment income (loss)	(43,361)	(42,960)	31,719

Increase (decrease) in net assets from operations:
Capital gain distributions	1,416,502	150,575	23,090
Realized capital gain (loss) on investments	(262,544)	(246,750)	35,407
Change in unrealized appreciation (depreciation)	(471,174)	287,371	168,532

Net gain (loss) on investments	682,784	191,196	227,029

Net increase (decrease) in net assets from operations	639,423	148,236	258,748

Contract owner transactions:
Variable annuity deposits	73,229	176,487	358,054
Terminations, withdrawals and annuity payments	(906,098)	(735,854)	(258,154)
Transfers between subaccounts, net	(72,670)	(1,511,986)	(73)
Maintenance charges and mortality adjustments	(25,882)	(20,017)	(1,310)

Increase (decrease) in net assets from contract transactions	(931,421)	(2,091,370)	98,517

Total increase (decrease) in net assets	(291,998)	(1,943,134)	357,265

Net assets as of December 31, 2024	$4,965,231	$4,403,803	$1,995,782

Investment income (loss):
Dividend distributions	—	—	75,293
Investment Expenses:
Mortality and expense risk and administrative charges	(38,625)	(47,262)	(7,311)

Net investment income (loss)	(38,625)	(47,262)	67,982

Increase (decrease) in net assets from operations:
Capital gain distributions	791,557	381,552	45,778
Realized capital gain (loss) on investments	(332,990)	(53,074)	81,932
Change in unrealized appreciation (depreciation)	144,965	29,750	358,239

Net gain (loss) on investments	603,532	358,228	485,949

Net increase (decrease) in net assets from operations	564,907	310,966	553,931

Contract owner transactions:
Variable annuity deposits	31,380	49,039	1,257,702
Terminations, withdrawals and annuity payments	(584,491)	(578,925)	(39,047)
Transfers between subaccounts, net	(62,050)	1,486,455	188,460
Maintenance charges and mortality adjustments	(18,177)	(20,181)	(1,231)

Increase (decrease) in net assets from contract transactions	(633,338)	936,388	1,405,884

Total increase (decrease) in net assets	(68,431)	1,247,354	1,959,815

Net assets as of December 31, 2025	$4,896,800	$5,651,157	$3,955,597

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation	Dimensional VA International Small Portfolio
Net assets as of December 31, 2023	$2,019,594	$617,121	$2,740,671

Investment income (loss):
Dividend distributions	111,025	12,470	110,816
Investment Expenses:
Mortality and expense risk and administrative charges	(5,850)	(1,468)	(11,206)

Net investment income (loss)	105,175	11,002	99,610

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,663	86,665
Realized capital gain (loss) on investments	(2,933)	15,916	(4,203)
Change in unrealized appreciation (depreciation)	8,922	40,192	(68,705)

Net gain (loss) on investments	5,989	58,771	13,757

Net increase (decrease) in net assets from operations	111,164	69,773	113,367

Contract owner transactions:
Variable annuity deposits	327,467	—	366,473
Terminations, withdrawals and annuity payments	(130,376)	(220,282)	(257,553)
Transfers between subaccounts, net	(28,863)	—	182,214
Maintenance charges and mortality adjustments	(1,766)	(953)	(4,244)

Increase (decrease) in net assets from contract transactions	166,462	(221,235)	286,890

Total increase (decrease) in net assets	277,626	(151,462)	400,257

Net assets as of December 31, 2024	$2,297,220	$465,659	$3,140,928

Investment income (loss):
Dividend distributions	109,907	16,428	122,596
Investment Expenses:
Mortality and expense risk and administrative charges	(6,441)	(2,006)	(12,613)

Net investment income (loss)	103,466	14,422	109,983

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,133	148,329
Realized capital gain (loss) on investments	(1,220)	55,169	94,569
Change in unrealized appreciation (depreciation)	(3,130)	58,883	758,632

Net gain (loss) on investments	(4,350)	120,185	1,001,530

Net increase (decrease) in net assets from operations	99,116	134,607	1,111,513

Contract owner transactions:
Variable annuity deposits	171,817	248,726	171,321
Terminations, withdrawals and annuity payments	(149,657)	(141,056)	(160,274)
Transfers between subaccounts, net	267,774	(34,333)	(319,861)
Maintenance charges and mortality adjustments	(1,891)	(1,166)	(4,495)

Increase (decrease) in net assets from contract transactions	288,043	72,171	(313,309)

Total increase (decrease) in net assets	387,159	206,778	798,204

Net assets as of December 31, 2025	$2,684,379	$672,437	$3,939,132

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
Net assets as of December 31, 2023	$3,759,891	$4,807,316	$6,454,232

Investment income (loss):
Dividend distributions	161,164	326,788	153,696
Investment Expenses:
Mortality and expense risk and administrative charges	(12,718)	(13,811)	(25,521)

Net investment income (loss)	148,446	312,977	128,175

Increase (decrease) in net assets from operations:
Capital gain distributions	83,177	—	774,378
Realized capital gain (loss) on investments	58,338	6,037	124,296
Change in unrealized appreciation (depreciation)	(43,376)	(55,612)	(158,028)

Net gain (loss) on investments	98,139	(49,575)	740,646

Net increase (decrease) in net assets from operations	246,585	263,402	868,821

Contract owner transactions:
Variable annuity deposits	427,344	2,336,462	805,372
Terminations, withdrawals and annuity payments	(295,786)	(550,756)	(530,126)
Transfers between subaccounts, net	(151,429)	(56,485)	(113,773)
Maintenance charges and mortality adjustments	(2,828)	(2,261)	(6,189)

Increase (decrease) in net assets from contract transactions	(22,699)	1,726,960	155,284

Total increase (decrease) in net assets	223,886	1,990,362	1,024,105

Net assets as of December 31, 2024	$3,983,777	$6,797,678	$7,478,337

Investment income (loss):
Dividend distributions	236,679	259,092	135,498
Investment Expenses:
Mortality and expense risk and administrative charges	(15,833)	(16,470)	(23,842)

Net investment income (loss)	220,846	242,622	111,656

Increase (decrease) in net assets from operations:
Capital gain distributions	172,284	—	423,222
Realized capital gain (loss) on investments	172,397	(8,250)	138,610
Change in unrealized appreciation (depreciation)	1,203,843	12,038	318,355

Net gain (loss) on investments	1,548,524	3,788	880,187

Net increase (decrease) in net assets from operations	1,769,370	246,410	991,843

Contract owner transactions:
Variable annuity deposits	79,188	326,595	788,156
Terminations, withdrawals and annuity payments	(303,898)	(111,153)	(612,310)
Transfers between subaccounts, net	591,217	(1,000,023)	(1,105,749)
Maintenance charges and mortality adjustments	(2,696)	(3,116)	(6,228)

Increase (decrease) in net assets from contract transactions	363,811	(787,697)	(936,131)

Total increase (decrease) in net assets	2,133,181	(541,287)	55,712

Net assets as of December 31, 2025	$6,116,958	$6,256,391	$7,534,049

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Dimensional VA U.S. Targeted Value Portfolio	Donoghue Forlines Dividend VIT Fund	Donoghue Forlines Momentum VIT Fund
Net assets as of December 31, 2023	$3,758,695	$—	$—

Investment income (loss):
Dividend distributions	50,902	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,568)	—	—

Net investment income (loss)	36,334	—	—

Increase (decrease) in net assets from operations:
Capital gain distributions	247,963	—	—
Realized capital gain (loss) on investments	48,722	—	—
Change in unrealized appreciation (depreciation)	(74,514)	—	—

Net gain (loss) on investments	222,171	—	—

Net increase (decrease) in net assets from operations	258,505	—	—

Contract owner transactions:
Variable annuity deposits	476,860	—	—
Terminations, withdrawals and annuity payments	(276,450)	—	—
Transfers between subaccounts, net	(595,943)	—	—
Maintenance charges and mortality adjustments	(2,811)	—	—

Increase (decrease) in net assets from contract transactions	(398,344)	—	—

Total increase (decrease) in net assets	(139,839)	—	—

Net assets as of December 31, 2024	$3,618,856	$—	$—

Investment income (loss):
Dividend distributions	74,931	162	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,923)	(122)	(192)

Net investment income (loss)	60,008	40	(192)

Increase (decrease) in net assets from operations:
Capital gain distributions	339,001	—	31,564
Realized capital gain (loss) on investments	33,730	218	(14,006)
Change in unrealized appreciation (depreciation)	(59,047)	1,656	—

Net gain (loss) on investments	313,684	1,874	17,558

Net increase (decrease) in net assets from operations	373,692	1,914	17,366

Contract owner transactions:
Variable annuity deposits	325,160	—	—
Terminations, withdrawals and annuity payments	(238,677)	(5,359)	(788)
Transfers between subaccounts, net	242,960	20,344	(16,548)
Maintenance charges and mortality adjustments	(2,225)	(20)	(30)

Increase (decrease) in net assets from contract transactions	327,218	14,965	(17,366)

Total increase (decrease) in net assets	700,910	16,879	—

Net assets as of December 31, 2025	$4,319,766	$16,879	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Corporate Bond
Net assets as of December 31, 2023	$65,745	$4,120,991	$5,473,275

Investment income (loss):
Dividend distributions	542	331,576	202,916
Investment Expenses:
Mortality and expense risk and administrative charges	(262)	(47,881)	(52,294)

Net investment income (loss)	280	283,695	150,622

Increase (decrease) in net assets from operations:
Capital gain distributions	3,233	—	—
Realized capital gain (loss) on investments	2,070	(3,297)	(119,508)
Change in unrealized appreciation (depreciation)	(1,537)	(19,299)	61,979

Net gain (loss) on investments	3,766	(22,596)	(57,529)

Net increase (decrease) in net assets from operations	4,046	261,099	93,093

Contract owner transactions:
Variable annuity deposits	23,709	30,475	152,659
Terminations, withdrawals and annuity payments	(25,890)	(29,494)	(748,875)
Transfers between subaccounts, net	(594)	269,809	931,987
Maintenance charges and mortality adjustments	(129)	(470)	(11,154)

Increase (decrease) in net assets from contract transactions	(2,904)	270,320	324,617

Total increase (decrease) in net assets	1,142	531,419	417,710

Net assets as of December 31, 2024	$66,887	$4,652,410	$5,890,985

Investment income (loss):
Dividend distributions	391	212,365	187,865
Investment Expenses:
Mortality and expense risk and administrative charges	(232)	(33,704)	(46,057)

Net investment income (loss)	159	178,661	141,808

Increase (decrease) in net assets from operations:
Capital gain distributions	7,696	—	—
Realized capital gain (loss) on investments	821	(62,183)	(157,328)
Change in unrealized appreciation (depreciation)	875	(75,679)	317,452

Net gain (loss) on investments	9,392	(137,862)	160,124

Net increase (decrease) in net assets from operations	9,551	40,799	301,932

Contract owner transactions:
Variable annuity deposits	—	64,024	145,517
Terminations, withdrawals and annuity payments	(925)	(87,913)	(729,357)
Transfers between subaccounts, net	(42,160)	(2,056,221)	(1,051,692)
Maintenance charges and mortality adjustments	(110)	(485)	(11,004)

Increase (decrease) in net assets from contract transactions	(43,195)	(2,080,595)	(1,646,536)

Total increase (decrease) in net assets	(33,644)	(2,039,796)	(1,344,604)

Net assets as of December 31, 2025	$33,243	$2,612,614	$4,546,381

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond II	Fidelity® Advisor Dividend Growth Class M-1 (c)
Net assets as of December 31, 2023	$2,068,699	$3,821,358	$2,201,195

Investment income (loss):
Dividend distributions	70,028	202,893	11,415
Investment Expenses:
Mortality and expense risk and administrative charges	(23,868)	(47,474)	(22,181)

Net investment income (loss)	46,160	155,419	(10,766)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	188,579
Realized capital gain (loss) on investments	(76,934)	(82,504)	120,980
Change in unrealized appreciation (depreciation)	19,380	82,380	245,453

Net gain (loss) on investments	(57,554)	(124)	555,012

Net increase (decrease) in net assets from operations	(11,394)	155,295	544,246

Contract owner transactions:
Variable annuity deposits	—	31,199	14,276
Terminations, withdrawals and annuity payments	(173,251)	(640,394)	(322,509)
Transfers between subaccounts, net	(271,937)	(49,724)	(49,314)
Maintenance charges and mortality adjustments	(10,353)	(20,265)	(4,970)

Increase (decrease) in net assets from contract transactions	(455,541)	(679,184)	(362,517)

Total increase (decrease) in net assets	(466,935)	(523,889)	181,729

Net assets as of December 31, 2024	$1,601,764	$3,297,469	$2,382,924

Investment income (loss):
Dividend distributions	60,757	190,177	20,661
Investment Expenses:
Mortality and expense risk and administrative charges	(20,267)	(40,684)	(12,729)

Net investment income (loss)	40,490	149,493	7,932

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	127,627
Realized capital gain (loss) on investments	(61,722)	(47,151)	661,867
Change in unrealized appreciation (depreciation)	104,631	96,603	(551,333)

Net gain (loss) on investments	42,909	49,452	238,161

Net increase (decrease) in net assets from operations	83,399	198,945	246,093

Contract owner transactions:
Variable annuity deposits	40,959	—	8,413
Terminations, withdrawals and annuity payments	(385,529)	(656,871)	(150,833)
Transfers between subaccounts, net	161,754	20,785	(2,483,980)
Maintenance charges and mortality adjustments	(8,084)	(17,080)	(2,617)

Increase (decrease) in net assets from contract transactions	(190,900)	(653,166)	(2,629,017)

Total increase (decrease) in net assets	(107,501)	(454,221)	(2,382,924)

Net assets as of December 31, 2025	$1,494,263	$2,843,248	$—

(c)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® Advisor Dividend Growth Class M-2 (a)	Fidelity® Advisor International Capital Appreciation (d)	Fidelity® Advisor Leveraged Company Stock
Net assets as of December 31, 2023	$—	$268,307	$—

Investment income (loss):
Dividend distributions	—	836	197
Investment Expenses:
Mortality and expense risk and administrative charges	—	(2,421)	(157)

Net investment income (loss)	—	(1,585)	40

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,484
Realized capital gain (loss) on investments	—	22,486	5
Change in unrealized appreciation (depreciation)	—	(3,205)	(2,346)

Net gain (loss) on investments	—	19,281	143

Net increase (decrease) in net assets from operations	—	17,696	183

Contract owner transactions:
Variable annuity deposits	—	240	823
Terminations, withdrawals and annuity payments	—	(42,802)	—
Transfers between subaccounts, net	—	(140)	91,123
Maintenance charges and mortality adjustments	—	(594)	(37)

Increase (decrease) in net assets from contract transactions	—	(43,296)	91,909

Total increase (decrease) in net assets	—	(25,600)	92,092

Net assets as of December 31, 2024	$—	$242,707	$92,092

Investment income (loss):
Dividend distributions	22,131	510	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,057)	(2,268)	(803)

Net investment income (loss)	13,074	(1,758)	(803)

Increase (decrease) in net assets from operations:
Capital gain distributions	54,366	13,100	3,772
Realized capital gain (loss) on investments	4,396	16,750	1,821
Change in unrealized appreciation (depreciation)	135,294	11,543	9,934

Net gain (loss) on investments	194,056	41,393	15,527

Net increase (decrease) in net assets from operations	207,130	39,635	14,724

Contract owner transactions:
Variable annuity deposits	4,656	240	3,293
Terminations, withdrawals and annuity payments	(60,165)	(28,096)	(30,590)
Transfers between subaccounts, net	2,431,428	(19)	(155)
Maintenance charges and mortality adjustments	(2,193)	(714)	(731)

Increase (decrease) in net assets from contract transactions	2,373,726	(28,589)	(28,183)

Total increase (decrease) in net assets	2,580,856	11,046	(13,459)

Net assets as of December 31, 2025	$2,580,856	$253,753	$78,633

(a)	New subaccount. See Note 1.
(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® Advisor New Insights	Fidelity® Advisor Real Estate	Fidelity® Advisor Stock Selector Mid Cap
Net assets as of December 31, 2023	$271,064	$1,280,465	$2,237,593

Investment income (loss):
Dividend distributions	135	16,580	1,536
Investment Expenses:
Mortality and expense risk and administrative charges	(2,863)	(11,207)	(20,123)

Net investment income (loss)	(2,728)	5,373	(18,587)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,919	69,910	56,500
Realized capital gain (loss) on investments	10,692	(32,167)	46,928
Change in unrealized appreciation (depreciation)	60,819	17,515	144,208

Net gain (loss) on investments	91,430	55,258	247,636

Net increase (decrease) in net assets from operations	88,702	60,631	229,049

Contract owner transactions:
Variable annuity deposits	11,548	22,108	37,959
Terminations, withdrawals and annuity payments	(60,520)	(138,939)	(278,055)
Transfers between subaccounts, net	28,295	(84,511)	(64,192)
Maintenance charges and mortality adjustments	(598)	(4,219)	(3,866)

Increase (decrease) in net assets from contract transactions	(21,275)	(205,561)	(308,154)

Total increase (decrease) in net assets	67,427	(144,930)	(79,105)

Net assets as of December 31, 2024	$338,491	$1,135,535	$2,158,488

Investment income (loss):
Dividend distributions	—	17,449	6,583
Investment Expenses:
Mortality and expense risk and administrative charges	(3,157)	(10,347)	(18,899)

Net investment income (loss)	(3,157)	7,102	(12,316)

Increase (decrease) in net assets from operations:
Capital gain distributions	37,124	108,482	146,159
Realized capital gain (loss) on investments	30,132	(23,199)	67,383
Change in unrealized appreciation (depreciation)	4,233	(93,427)	(24,386)

Net gain (loss) on investments	71,489	(8,144)	189,156

Net increase (decrease) in net assets from operations	68,332	(1,042)	176,840

Contract owner transactions:
Variable annuity deposits	10,753	19,716	34,443
Terminations, withdrawals and annuity payments	(37,859)	(100,665)	(346,794)
Transfers between subaccounts, net	(33,310)	60,942	(938)
Maintenance charges and mortality adjustments	(719)	(3,808)	(4,232)

Increase (decrease) in net assets from contract transactions	(61,135)	(23,815)	(317,521)

Total increase (decrease) in net assets	7,197	(24,857)	(140,681)

Net assets as of December 31, 2025	$345,688	$1,110,678	$2,017,807

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® Advisor Value Strategies	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2023	$2,245,889	$3,092,774	$16,878,824

Investment income (loss):
Dividend distributions	8,801	75,036	6,412
Investment Expenses:
Mortality and expense risk and administrative charges	(21,208)	(19,167)	(235,112)

Net investment income (loss)	(12,407)	55,869	(228,700)

Increase (decrease) in net assets from operations:
Capital gain distributions	222,959	112,455	2,336,440
Realized capital gain (loss) on investments	108,227	39,304	1,248,175
Change in unrealized appreciation (depreciation)	(149,456)	288,933	1,809,586

Net gain (loss) on investments	181,730	440,692	5,394,201

Net increase (decrease) in net assets from operations	169,323	496,561	5,165,501

Contract owner transactions:
Variable annuity deposits	27,395	539,272	280,088
Terminations, withdrawals and annuity payments	(309,364)	(152,142)	(1,931,560)
Transfers between subaccounts, net	92,050	779,387	(183,026)
Maintenance charges and mortality adjustments	(4,894)	(3,146)	(88,137)

Increase (decrease) in net assets from contract transactions	(194,813)	1,163,371	(1,922,635)

Total increase (decrease) in net assets	(25,490)	1,659,932	3,242,866

Net assets as of December 31, 2024	$2,220,399	$4,752,706	$20,121,690

Investment income (loss):
Dividend distributions	11,834	76,987	—
Investment Expenses:
Mortality and expense risk and administrative charges	(17,924)	(22,361)	(239,501)

Net investment income (loss)	(6,090)	54,626	(239,501)

Increase (decrease) in net assets from operations:
Capital gain distributions	155,827	248,700	3,416,180
Realized capital gain (loss) on investments	86,882	54,678	1,815,047
Change in unrealized appreciation (depreciation)	(116,130)	307,337	(1,032,840)

Net gain (loss) on investments	126,579	610,715	4,198,387

Net increase (decrease) in net assets from operations	120,489	665,341	3,958,886

Contract owner transactions:
Variable annuity deposits	41,638	331,859	1,263,430
Terminations, withdrawals and annuity payments	(214,464)	(474,147)	(3,925,236)
Transfers between subaccounts, net	(180,999)	(117,606)	286,311
Maintenance charges and mortality adjustments	(4,619)	(5,634)	(84,773)

Increase (decrease) in net assets from contract transactions	(358,444)	(265,528)	(2,460,268)

Total increase (decrease) in net assets	(237,955)	399,813	1,498,618

Net assets as of December 31, 2025	$1,982,444	$5,152,519	$21,620,308

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Equity-Income
Net assets as of December 31, 2023	$778,833	$982,788	$4,575,471

Investment income (loss):
Dividend distributions	7,590	16,761	93,146
Investment Expenses:
Mortality and expense risk and administrative charges	(2,203)	(3,332)	(41,637)

Net investment income (loss)	5,387	13,429	51,509

Increase (decrease) in net assets from operations:
Capital gain distributions	5,246	—	345,871
Realized capital gain (loss) on investments	(397)	(15,817)	81,038
Change in unrealized appreciation (depreciation)	113,649	62,761	182,364

Net gain (loss) on investments	118,498	46,944	609,273

Net increase (decrease) in net assets from operations	123,885	60,373	660,782

Contract owner transactions:
Variable annuity deposits	191,081	325,326	120,952
Terminations, withdrawals and annuity payments	(71,953)	(146,130)	(434,753)
Transfers between subaccounts, net	(26,054)	286,413	1,642,955
Maintenance charges and mortality adjustments	(489)	(1,267)	(13,907)

Increase (decrease) in net assets from contract transactions	92,585	464,342	1,315,247

Total increase (decrease) in net assets	216,470	524,715	1,976,029

Net assets as of December 31, 2024	$995,303	$1,507,503	$6,551,500

Investment income (loss):
Dividend distributions	11,425	31,308	145,852
Investment Expenses:
Mortality and expense risk and administrative charges	(3,694)	(8,408)	(63,101)

Net investment income (loss)	7,731	22,900	82,751

Increase (decrease) in net assets from operations:
Capital gain distributions	93,055	17,137	499,880
Realized capital gain (loss) on investments	(4,214)	162,853	225,982
Change in unrealized appreciation (depreciation)	117,789	658,315	662,639

Net gain (loss) on investments	206,630	838,305	1,388,501

Net increase (decrease) in net assets from operations	214,361	861,205	1,471,252

Contract owner transactions:
Variable annuity deposits	396,430	526,285	148,784
Terminations, withdrawals and annuity payments	(89,251)	(234,211)	(1,794,267)
Transfers between subaccounts, net	316,896	23,867	2,995,727
Maintenance charges and mortality adjustments	(840)	(1,824)	(26,444)

Increase (decrease) in net assets from contract transactions	623,235	314,117	1,323,800

Total increase (decrease) in net assets	837,596	1,175,322	2,795,052

Net assets as of December 31, 2025	$1,832,899	$2,682,825	$9,346,552

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income
Net assets as of December 31, 2023	$6,497,922	$41,274,184	$1,247,004

Investment income (loss):
Dividend distributions	95,104	—	90,605
Investment Expenses:
Mortality and expense risk and administrative charges	(53,637)	(392,881)	(11,564)

Net investment income (loss)	41,467	(392,881)	79,041

Increase (decrease) in net assets from operations:
Capital gain distributions	511,375	—	—
Realized capital gain (loss) on investments	194,062	1,940,437	(3,246)
Change in unrealized appreciation (depreciation)	569,653	12,853,671	27,592

Net gain (loss) on investments	1,275,090	14,794,108	24,346

Net increase (decrease) in net assets from operations	1,316,557	14,401,227	103,387

Contract owner transactions:
Variable annuity deposits	497,933	1,354,065	34,340
Terminations, withdrawals and annuity payments	(568,357)	(4,204,999)	(61,483)
Transfers between subaccounts, net	497,246	(2,554,378)	164,040
Maintenance charges and mortality adjustments	(20,521)	(128,576)	(3,998)

Increase (decrease) in net assets from contract transactions	406,301	(5,533,888)	132,899

Total increase (decrease) in net assets	1,722,858	8,867,339	236,286

Net assets as of December 31, 2024	$8,220,780	$50,141,523	$1,483,290

Investment income (loss):
Dividend distributions	124,039	—	96,670
Investment Expenses:
Mortality and expense risk and administrative charges	(63,552)	(425,191)	(12,113)

Net investment income (loss)	60,487	(425,191)	84,557

Increase (decrease) in net assets from operations:
Capital gain distributions	894,852	738,241	—
Realized capital gain (loss) on investments	460,172	3,759,618	(3,941)
Change in unrealized appreciation (depreciation)	193,397	5,257,102	51,299

Net gain (loss) on investments	1,548,421	9,754,961	47,358

Net increase (decrease) in net assets from operations	1,608,908	9,329,770	131,915

Contract owner transactions:
Variable annuity deposits	491,888	1,124,056	13,616
Terminations, withdrawals and annuity payments	(1,286,937)	(4,526,709)	(123,498)
Transfers between subaccounts, net	195,556	(1,415,391)	(10,225)
Maintenance charges and mortality adjustments	(28,061)	(128,707)	(4,259)

Increase (decrease) in net assets from contract transactions	(627,554)	(4,946,751)	(124,366)

Total increase (decrease) in net assets	981,354	4,383,019	7,549

Net assets as of December 31, 2025	$9,202,134	$54,524,542	$1,490,839

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Index 500	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap
Net assets as of December 31, 2023	$24,088,148	$7,314,593	$574,320

Investment income (loss):
Dividend distributions	290,755	261,656	2,838
Investment Expenses:
Mortality and expense risk and administrative charges	(272,461)	(55,909)	(5,049)

Net investment income (loss)	18,294	205,747	(2,211)

Increase (decrease) in net assets from operations:
Capital gain distributions	17,193	—	106,444
Realized capital gain (loss) on investments	2,418,183	(198,672)	46,390
Change in unrealized appreciation (depreciation)	3,005,606	29,169	(21,286)

Net gain (loss) on investments	5,440,982	(169,503)	131,548

Net increase (decrease) in net assets from operations	5,459,276	36,244	129,337

Contract owner transactions:
Variable annuity deposits	3,033,896	945,003	345,373
Terminations, withdrawals and annuity payments	(4,186,742)	(797,528)	(44,493)
Transfers between subaccounts, net	271,811	303,699	(78,519)
Maintenance charges and mortality adjustments	(106,981)	(21,516)	(959)

Increase (decrease) in net assets from contract transactions	(988,016)	429,658	221,402

Total increase (decrease) in net assets	4,471,260	465,902	350,739

Net assets as of December 31, 2024	$28,559,408	$7,780,495	$925,059

Investment income (loss):
Dividend distributions	278,128	283,998	3,442
Investment Expenses:
Mortality and expense risk and administrative charges	(276,788)	(55,632)	(4,132)

Net investment income (loss)	1,340	228,366	(690)

Increase (decrease) in net assets from operations:
Capital gain distributions	160,882	—	149,003
Realized capital gain (loss) on investments	1,993,332	(100,531)	(13,493)
Change in unrealized appreciation (depreciation)	2,434,983	349,798	24,738

Net gain (loss) on investments	4,589,197	249,267	160,248

Net increase (decrease) in net assets from operations	4,590,537	477,633	159,558

Contract owner transactions:
Variable annuity deposits	3,276,013	492,408	652,315
Terminations, withdrawals and annuity payments	(3,179,274)	(981,100)	(202,672)
Transfers between subaccounts, net	(1,488,447)	617,791	(54,159)
Maintenance charges and mortality adjustments	(110,788)	(20,259)	(864)

Increase (decrease) in net assets from contract transactions	(1,502,496)	108,840	394,620

Total increase (decrease) in net assets	3,088,041	586,473	554,178

Net assets as of December 31, 2025	$31,647,449	$8,366,968	$1,479,237

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Fidelity® VIP Overseas	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income
Net assets as of December 31, 2023	$5,412,874	$187,169	$1,502,612

Investment income (loss):
Dividend distributions	80,938	8,765	75,051
Investment Expenses:
Mortality and expense risk and administrative charges	(42,061)	(593)	(5,610)

Net investment income (loss)	38,877	8,172	69,441

Increase (decrease) in net assets from operations:
Capital gain distributions	266,126	—	—
Realized capital gain (loss) on investments	146,523	(738)	(3,722)
Change in unrealized appreciation (depreciation)	(213,014)	5,834	45,021

Net gain (loss) on investments	199,635	5,096	41,299

Net increase (decrease) in net assets from operations	238,512	13,268	110,740

Contract owner transactions:
Variable annuity deposits	615,737	35,654	160,850
Terminations, withdrawals and annuity payments	(830,076)	(8,698)	(89,840)
Transfers between subaccounts, net	401,726	(273)	449,654
Maintenance charges and mortality adjustments	(13,166)	(198)	(1,604)

Increase (decrease) in net assets from contract transactions	174,221	26,485	519,060

Total increase (decrease) in net assets	412,733	39,753	629,800

Net assets as of December 31, 2024	$5,825,607	$226,922	$2,132,412

Investment income (loss):
Dividend distributions	110,901	3,589	78,754
Investment Expenses:
Mortality and expense risk and administrative charges	(49,036)	(606)	(6,086)

Net investment income (loss)	61,865	2,983	72,668

Increase (decrease) in net assets from operations:
Capital gain distributions	717,627	84	—
Realized capital gain (loss) on investments	291,735	(1,715)	12,206
Change in unrealized appreciation (depreciation)	112,667	4,374	82,781

Net gain (loss) on investments	1,122,029	2,743	94,987

Net increase (decrease) in net assets from operations	1,183,894	5,726	167,655

Contract owner transactions:
Variable annuity deposits	766,129	—	207,899
Terminations, withdrawals and annuity payments	(1,320,324)	(45,661)	(256,646)
Transfers between subaccounts, net	2,067,540	(378)	(27,221)
Maintenance charges and mortality adjustments	(14,030)	(191)	(1,478)

Increase (decrease) in net assets from contract transactions	1,499,315	(46,230)	(77,446)

Total increase (decrease) in net assets	2,683,209	(40,504)	90,209

Net assets as of December 31, 2025	$8,508,816	$186,418	$2,222,621

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Allocation VIP Fund	Franklin DynaTech VIP	Franklin Growth and Income VIP Fund
Net assets as of December 31, 2023	$2,079,565	$140,499	$631,196

Investment income (loss):
Dividend distributions	38,966	—	15,727
Investment Expenses:
Mortality and expense risk and administrative charges	(15,626)	(1,489)	(6,607)

Net investment income (loss)	23,340	(1,489)	9,120

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	13,390
Realized capital gain (loss) on investments	(42,259)	(181)	(2,059)
Change in unrealized appreciation (depreciation)	182,126	42,672	86,000

Net gain (loss) on investments	139,867	42,491	97,331

Net increase (decrease) in net assets from operations	163,207	41,002	106,451

Contract owner transactions:
Variable annuity deposits	5,248	—	—
Terminations, withdrawals and annuity payments	(162,376)	(911)	(1,617)
Transfers between subaccounts, net	(108,833)	—	—
Maintenance charges and mortality adjustments	(6,123)	(304)	(112)

Increase (decrease) in net assets from contract transactions	(272,084)	(1,215)	(1,729)

Total increase (decrease) in net assets	(108,877)	39,787	104,722

Net assets as of December 31, 2024	$1,970,688	$180,286	$735,918

Investment income (loss):
Dividend distributions	34,352	—	16,907
Investment Expenses:
Mortality and expense risk and administrative charges	(15,017)	(1,985)	(7,328)

Net investment income (loss)	19,335	(1,985)	9,579

Increase (decrease) in net assets from operations:
Capital gain distributions	76,666	—	72,793
Realized capital gain (loss) on investments	(31,443)	547	(17,195)
Change in unrealized appreciation (depreciation)	151,116	49,841	51,202

Net gain (loss) on investments	196,339	50,388	106,800

Net increase (decrease) in net assets from operations	215,674	48,403	116,379

Contract owner transactions:
Variable annuity deposits	3,256	82,060	163,529
Terminations, withdrawals and annuity payments	(168,972)	(2,255)	(165,664)
Transfers between subaccounts, net	64,436	13,629	902
Maintenance charges and mortality adjustments	(5,281)	(364)	(127)

Increase (decrease) in net assets from contract transactions	(106,561)	93,070	(1,360)

Total increase (decrease) in net assets	109,113	141,473	115,019

Net assets as of December 31, 2025	$2,079,801	$321,759	$850,937

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
Net assets as of December 31, 2023	$10,872,674	$24,232	$8,144,129

Investment income (loss):
Dividend distributions	604,133	—	136,131
Investment Expenses:
Mortality and expense risk and administrative charges	(94,644)	(356)	(63,464)

Net investment income (loss)	509,489	(356)	72,667

Increase (decrease) in net assets from operations:
Capital gain distributions	49,497	3,063	572,030
Realized capital gain (loss) on investments	(61,089)	81	28,581
Change in unrealized appreciation (depreciation)	250,290	3,195	(355,475)

Net gain (loss) on investments	238,698	6,339	245,136

Net increase (decrease) in net assets from operations	748,187	5,983	317,803

Contract owner transactions:
Variable annuity deposits	86,022	—	59,501
Terminations, withdrawals and annuity payments	(1,173,918)	—	(1,027,591)
Transfers between subaccounts, net	(548,632)	—	207,754
Maintenance charges and mortality adjustments	(38,957)	(101)	(36,886)

Increase (decrease) in net assets from contract transactions	(1,675,485)	(101)	(797,222)

Total increase (decrease) in net assets	(927,298)	5,882	(479,419)

Net assets as of December 31, 2024	$9,945,376	$30,114	$7,664,710

Investment income (loss):
Dividend distributions	515,983	—	163,264
Investment Expenses:
Mortality and expense risk and administrative charges	(81,025)	(436)	(68,206)

Net investment income (loss)	434,958	(436)	95,058

Increase (decrease) in net assets from operations:
Capital gain distributions	108,458	10,604	904,986
Realized capital gain (loss) on investments	(29,297)	(22)	34,783
Change in unrealized appreciation (depreciation)	614,863	(5,789)	676,920

Net gain (loss) on investments	694,024	4,793	1,616,689

Net increase (decrease) in net assets from operations	1,128,982	4,357	1,711,747

Contract owner transactions:
Variable annuity deposits	790,097	32,569	70,159
Terminations, withdrawals and annuity payments	(1,519,339)	(1,152)	(955,424)
Transfers between subaccounts, net	53,968	—	2,258,966
Maintenance charges and mortality adjustments	(34,175)	(146)	(37,021)

Increase (decrease) in net assets from contract transactions	(709,449)	31,271	1,336,680

Total increase (decrease) in net assets	419,533	35,628	3,048,427

Net assets as of December 31, 2025	$10,364,909	$65,742	$10,713,137

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2023	$24,667	$880,221	$3,767,629

Investment income (loss):
Dividend distributions	522	10,837	37,478
Investment Expenses:
Mortality and expense risk and administrative charges	(278)	(7,518)	(33,510)

Net investment income (loss)	244	3,319	3,968

Increase (decrease) in net assets from operations:
Capital gain distributions	542	51,560	92,634
Realized capital gain (loss) on investments	(8)	1,027	(16,750)
Change in unrealized appreciation (depreciation)	1,674	38,768	369,817

Net gain (loss) on investments	2,208	91,355	445,701

Net increase (decrease) in net assets from operations	2,452	94,674	449,669

Contract owner transactions:
Variable annuity deposits	—	152,801	162,477
Terminations, withdrawals and annuity payments	(444)	(2,463)	(335,133)
Transfers between subaccounts, net	—	(22,220)	1,684,805
Maintenance charges and mortality adjustments	(51)	(1,615)	(11,420)

Increase (decrease) in net assets from contract transactions	(495)	126,503	1,500,729

Total increase (decrease) in net assets	1,957	221,177	1,950,398

Net assets as of December 31, 2024	$26,624	$1,101,398	$5,718,027

Investment income (loss):
Dividend distributions	2,795	9,374	43,124
Investment Expenses:
Mortality and expense risk and administrative charges	(396)	(7,895)	(32,519)

Net investment income (loss)	2,399	1,479	10,605

Increase (decrease) in net assets from operations:
Capital gain distributions	13,771	112,306	336,331
Realized capital gain (loss) on investments	8	(2,468)	(56,504)
Change in unrealized appreciation (depreciation)	(9,065)	2,085	(82,444)

Net gain (loss) on investments	4,714	111,923	197,383

Net increase (decrease) in net assets from operations	7,113	113,402	207,988

Contract owner transactions:
Variable annuity deposits	—	—	34,746
Terminations, withdrawals and annuity payments	(356)	(284,579)	(493,713)
Transfers between subaccounts, net	110,450	1,010	(1,297,726)
Maintenance charges and mortality adjustments	(64)	(1,653)	(9,723)

Increase (decrease) in net assets from contract transactions	110,030	(285,222)	(1,766,416)

Total increase (decrease) in net assets	117,143	(171,820)	(1,558,428)

Net assets as of December 31, 2025	$143,767	$929,578	$4,159,599

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Franklin Small- Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Net assets as of December 31, 2023	$2,831,905	$1,743,346	$214,564

Investment income (loss):
Dividend distributions	—	65,799	5,790
Investment Expenses:
Mortality and expense risk and administrative charges	(33,309)	(11,903)	(2,063)

Net investment income (loss)	(33,309)	53,896	3,727

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(86,036)	(60,650)	(13,535)
Change in unrealized appreciation (depreciation)	364,737	50,893	571

Net gain (loss) on investments	278,701	(9,757)	(12,964)

Net increase (decrease) in net assets from operations	245,392	44,139	(9,237)

Contract owner transactions:
Variable annuity deposits	96,222	54,776	97,124
Terminations, withdrawals and annuity payments	(374,774)	(162,500)	(43,091)
Transfers between subaccounts, net	(218,496)	(170,015)	369,055
Maintenance charges and mortality adjustments	(14,604)	(3,562)	(552)

Increase (decrease) in net assets from contract transactions	(511,652)	(281,301)	422,536

Total increase (decrease) in net assets	(266,260)	(237,162)	413,299

Net assets as of December 31, 2024	$2,565,645	$1,506,184	$627,863

Investment income (loss):
Dividend distributions	—	87,895	38,847
Investment Expenses:
Mortality and expense risk and administrative charges	(28,642)	(12,058)	(3,925)

Net investment income (loss)	(28,642)	75,837	34,922

Increase (decrease) in net assets from operations:
Capital gain distributions	132,699	20	—
Realized capital gain (loss) on investments	(41,377)	(28,240)	(15,608)
Change in unrealized appreciation (depreciation)	(43,795)	62,043	20,589

Net gain (loss) on investments	47,527	33,823	4,981

Net increase (decrease) in net assets from operations	18,885	109,660	39,903

Contract owner transactions:
Variable annuity deposits	10,729	466,686	45,265
Terminations, withdrawals and annuity payments	(310,381)	(228,965)	(100,529)
Transfers between subaccounts, net	(13,494)	65,423	266,485
Maintenance charges and mortality adjustments	(13,110)	(2,891)	(554)

Increase (decrease) in net assets from contract transactions	(326,256)	300,253	210,667

Total increase (decrease) in net assets	(307,371)	409,913	250,570

Net assets as of December 31, 2025	$2,258,274	$1,916,097	$878,433

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Goldman Sachs VIT International Equity Insights
Net assets as of December 31, 2023	$963,012	$1,436,725	$144,546

Investment income (loss):
Dividend distributions	7,527	30,225	4,644
Investment Expenses:
Mortality and expense risk and administrative charges	(9,918)	(11,431)	(1,013)

Net investment income (loss)	(2,391)	18,794	3,631

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	5,952
Realized capital gain (loss) on investments	12,620	(52,825)	1,979
Change in unrealized appreciation (depreciation)	62,207	22,751	(2,739)

Net gain (loss) on investments	74,827	(30,074)	5,192

Net increase (decrease) in net assets from operations	72,436	(11,280)	8,823

Contract owner transactions:
Variable annuity deposits	30,979	25,309	15,467
Terminations, withdrawals and annuity payments	(129,889)	(279,059)	(3,965)
Transfers between subaccounts, net	174,839	(26,523)	1,018
Maintenance charges and mortality adjustments	(2,966)	(5,913)	(256)

Increase (decrease) in net assets from contract transactions	72,963	(286,186)	12,264

Total increase (decrease) in net assets	145,399	(297,466)	21,087

Net assets as of December 31, 2024	$1,108,411	$1,139,259	$165,633

Investment income (loss):
Dividend distributions	6,526	34,062	6,603
Investment Expenses:
Mortality and expense risk and administrative charges	(11,952)	(10,718)	(2,803)

Net investment income (loss)	(5,426)	23,344	3,800

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	35,905
Realized capital gain (loss) on investments	34,446	(23,273)	56,026
Change in unrealized appreciation (depreciation)	326,112	61,062	2,916

Net gain (loss) on investments	360,558	37,789	94,847

Net increase (decrease) in net assets from operations	355,132	61,133	98,647

Contract owner transactions:
Variable annuity deposits	31,799	31,208	28,647
Terminations, withdrawals and annuity payments	(143,813)	(103,435)	(69,913)
Transfers between subaccounts, net	231,604	165,758	(16,017)
Maintenance charges and mortality adjustments	(3,917)	(4,551)	(381)

Increase (decrease) in net assets from contract transactions	115,673	88,980	(57,664)

Total increase (decrease) in net assets	470,805	150,113	40,983

Net assets as of December 31, 2025	$1,579,216	$1,289,372	$206,616

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Goldman Sachs VIT Large Cap Value	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value
Net assets as of December 31, 2023	$—	$248,375	$465,479

Investment income (loss):
Dividend distributions	1,874	—	3,917
Investment Expenses:
Mortality and expense risk and administrative charges	(359)	(658)	(5,367)

Net investment income (loss)	1,515	(658)	(1,450)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,595	32,476	30,300
Realized capital gain (loss) on investments	28	(2,104)	(2,409)
Change in unrealized appreciation (depreciation)	(1,064)	18,805	26,438

Net gain (loss) on investments	18,559	49,177	54,329

Net increase (decrease) in net assets from operations	20,074	48,519	52,879

Contract owner transactions:
Variable annuity deposits	—	—	4,140
Terminations, withdrawals and annuity payments	—	(147)	(23,670)
Transfers between subaccounts, net	143,778	(5,666)	40,187
Maintenance charges and mortality adjustments	—	(857)	(1,597)

Increase (decrease) in net assets from contract transactions	143,778	(6,670)	19,060

Total increase (decrease) in net assets	163,852	41,849	71,939

Net assets as of December 31, 2024	$163,852	$290,224	$537,418

Investment income (loss):
Dividend distributions	2,744	—	3,888
Investment Expenses:
Mortality and expense risk and administrative charges	(498)	(819)	(3,454)

Net investment income (loss)	2,246	(819)	434

Increase (decrease) in net assets from operations:
Capital gain distributions	43,278	63,411	44,066
Realized capital gain (loss) on investments	162	(4,185)	(3,697)
Change in unrealized appreciation (depreciation)	(24,067)	(39,520)	(12,707)

Net gain (loss) on investments	19,373	19,706	27,662

Net increase (decrease) in net assets from operations	21,619	18,887	28,096

Contract owner transactions:
Variable annuity deposits	150,681	6,494	5,507
Terminations, withdrawals and annuity payments	(7,001)	(1,254)	(114,937)
Transfers between subaccounts, net	(3,006)	51,946	(28,325)
Maintenance charges and mortality adjustments	—	(1,018)	(1,087)

Increase (decrease) in net assets from contract transactions	140,674	56,168	(138,842)

Total increase (decrease) in net assets	162,293	75,055	(110,746)

Net assets as of December 31, 2025	$326,145	$365,279	$426,672

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Guggenheim Core Bond
Net assets as of December 31, 2023	$362,941	$332,000	$4,435,890

Investment income (loss):
Dividend distributions	2,831	—	184,943
Investment Expenses:
Mortality and expense risk and administrative charges	(880)	(752)	(39,074)

Net investment income (loss)	1,951	(752)	145,869

Increase (decrease) in net assets from operations:
Capital gain distributions	30,058	21,707	—
Realized capital gain (loss) on investments	(986)	3,042	(103,019)
Change in unrealized appreciation (depreciation)	22,088	58,478	21,363

Net gain (loss) on investments	51,160	83,227	(81,656)

Net increase (decrease) in net assets from operations	53,111	82,475	64,213

Contract owner transactions:
Variable annuity deposits	—	—	71,076
Terminations, withdrawals and annuity payments	(8,155)	(10,792)	(541,488)
Transfers between subaccounts, net	(27,060)	(111,524)	116,095
Maintenance charges and mortality adjustments	(167)	—	(8,935)

Increase (decrease) in net assets from contract transactions	(35,382)	(122,316)	(363,252)

Total increase (decrease) in net assets	17,729	(39,841)	(299,039)

Net assets as of December 31, 2024	$380,670	$292,159	$4,136,851

Investment income (loss):
Dividend distributions	1,090	—	177,694
Investment Expenses:
Mortality and expense risk and administrative charges	(787)	(831)	(35,840)

Net investment income (loss)	303	(831)	141,854

Increase (decrease) in net assets from operations:
Capital gain distributions	17,933	71,388	—
Realized capital gain (loss) on investments	20,562	2,988	(97,099)
Change in unrealized appreciation (depreciation)	(15,759)	(21,558)	206,096

Net gain (loss) on investments	22,736	52,818	108,997

Net increase (decrease) in net assets from operations	23,039	51,987	250,851

Contract owner transactions:
Variable annuity deposits	21,768	150,681	59,415
Terminations, withdrawals and annuity payments	(54,302)	(20,672)	(500,038)
Transfers between subaccounts, net	565,309	(29)	(165,068)
Maintenance charges and mortality adjustments	(197)	—	(8,778)

Increase (decrease) in net assets from contract transactions	532,578	129,980	(614,469)

Total increase (decrease) in net assets	555,617	181,967	(363,618)

Net assets as of December 31, 2025	$936,287	$474,126	$3,773,233

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim Floating Rate Strategies	Guggenheim High Yield	Guggenheim Macro Opportunities
Net assets as of December 31, 2023	$1,419,460	$2,793,668	$18,233

Investment income (loss):
Dividend distributions	113,284	178,706	1,072
Investment Expenses:
Mortality and expense risk and administrative charges	(12,605)	(25,402)	(174)

Net investment income (loss)	100,679	153,304	898

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6,785)	(37,732)	(4)
Change in unrealized appreciation (depreciation)	(13,720)	72,413	298

Net gain (loss) on investments	(20,505)	34,681	294

Net increase (decrease) in net assets from operations	80,174	187,985	1,192

Contract owner transactions:
Variable annuity deposits	34,506	56,626	—
Terminations, withdrawals and annuity payments	(194,617)	(235,795)	—
Transfers between subaccounts, net	28,000	2,010	7,876
Maintenance charges and mortality adjustments	(2,780)	(6,325)	(69)

Increase (decrease) in net assets from contract transactions	(134,891)	(183,484)	7,807

Total increase (decrease) in net assets	(54,717)	4,501	8,999

Net assets as of December 31, 2024	$1,364,743	$2,798,169	$27,232

Investment income (loss):
Dividend distributions	99,969	177,043	1,268
Investment Expenses:
Mortality and expense risk and administrative charges	(12,806)	(25,057)	(206)

Net investment income (loss)	87,163	151,986	1,062

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(19,352)	(51,296)	12
Change in unrealized appreciation (depreciation)	(29,016)	55,559	323

Net gain (loss) on investments	(48,368)	4,263	335

Net increase (decrease) in net assets from operations	38,795	156,249	1,397

Contract owner transactions:
Variable annuity deposits	38,272	69,318	—
Terminations, withdrawals and annuity payments	(248,315)	(352,639)	(12,308)
Transfers between subaccounts, net	91,899	(86,471)	(954)
Maintenance charges and mortality adjustments	(3,347)	(6,271)	(163)

Increase (decrease) in net assets from contract transactions	(121,491)	(376,063)	(13,425)

Total increase (decrease) in net assets	(82,696)	(219,814)	(12,028)

Net assets as of December 31, 2025	$1,282,047	$2,578,355	$15,204

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim Managed Futures Strategy	Guggenheim Multi- Hedge Strategies	Guggenheim Total Return Bond
Net assets as of December 31, 2023	$18,362	$25,375	$431,117

Investment income (loss):
Dividend distributions	765	565	17,551
Investment Expenses:
Mortality and expense risk and administrative charges	(163)	(223)	(3,647)

Net investment income (loss)	602	342	13,904

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(161)	(139)	(24,779)
Change in unrealized appreciation (depreciation)	(541)	(1,194)	19,072

Net gain (loss) on investments	(702)	(1,333)	(5,707)

Net increase (decrease) in net assets from operations	(100)	(991)	8,197

Contract owner transactions:
Variable annuity deposits	—	240	16,818
Terminations, withdrawals and annuity payments	(2,055)	(4,313)	(44,336)
Transfers between subaccounts, net	(201)	—	(133,330)
Maintenance charges and mortality adjustments	(125)	(141)	(1,590)

Increase (decrease) in net assets from contract transactions	(2,381)	(4,214)	(162,438)

Total increase (decrease) in net assets	(2,481)	(5,205)	(154,241)

Net assets as of December 31, 2024	$15,881	$20,170	$276,876

Investment income (loss):
Dividend distributions	917	1,601	14,124
Investment Expenses:
Mortality and expense risk and administrative charges	(128)	(154)	(2,661)

Net investment income (loss)	789	1,447	11,463

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(458)	(674)	(3,472)
Change in unrealized appreciation (depreciation)	496	(585)	11,419

Net gain (loss) on investments	38	(1,259)	7,947

Net increase (decrease) in net assets from operations	827	188	19,410

Contract owner transactions:
Variable annuity deposits	—	270	11,114
Terminations, withdrawals and annuity payments	(4,701)	(7,310)	(15,446)
Transfers between subaccounts, net	3,829	3,830	27,271
Maintenance charges and mortality adjustments	(82)	(89)	(1,155)

Increase (decrease) in net assets from contract transactions	(954)	(3,299)	21,784

Total increase (decrease) in net assets	(127)	(3,111)	41,194

Net assets as of December 31, 2025	$15,754	$17,059	$318,070

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2023	$7,623,479	$1,207,069	$15,077,550

Investment income (loss):
Dividend distributions	610,981	46,685	885,137
Investment Expenses:
Mortality and expense risk and administrative charges	(51,047)	(7,015)	(129,519)

Net investment income (loss)	559,934	39,670	755,618

Increase (decrease) in net assets from operations:
Capital gain distributions	—	24,956	—
Realized capital gain (loss) on investments	3,044	(4,925)	(195,252)
Change in unrealized appreciation (depreciation)	(136,549)	(100,308)	400,842

Net gain (loss) on investments	(133,505)	(80,277)	205,590

Net increase (decrease) in net assets from operations	426,429	(40,607)	961,208

Contract owner transactions:
Variable annuity deposits	148,971	629,038	152,395
Terminations, withdrawals and annuity payments	(606,461)	(53,359)	(1,879,862)
Transfers between subaccounts, net	(618,187)	(31,631)	(298,527)
Maintenance charges and mortality adjustments	(17,512)	(3,631)	(59,488)

Increase (decrease) in net assets from contract transactions	(1,093,189)	540,417	(2,085,482)

Total increase (decrease) in net assets	(666,760)	499,810	(1,124,274)

Net assets as of December 31, 2024	$6,956,719	$1,706,879	$13,953,276

Investment income (loss):
Dividend distributions	786,637	31,633	843,555
Investment Expenses:
Mortality and expense risk and administrative charges	(60,224)	(7,177)	(105,939)

Net investment income (loss)	726,413	24,456	737,616

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(53,416)	(39,683)	(210,073)
Change in unrealized appreciation (depreciation)	(412,393)	106,861	192,424

Net gain (loss) on investments	(465,809)	67,178	(17,649)

Net increase (decrease) in net assets from operations	260,604	91,634	719,967

Contract owner transactions:
Variable annuity deposits	60,765	253,062	107,499
Terminations, withdrawals and annuity payments	(752,194)	(191,765)	(2,100,320)
Transfers between subaccounts, net	817,885	527,738	(981,096)
Maintenance charges and mortality adjustments	(16,526)	(2,849)	(55,410)

Increase (decrease) in net assets from contract transactions	109,930	586,186	(3,029,327)

Total increase (decrease) in net assets	370,534	677,820	(2,309,360)

Net assets as of December 31, 2025	$7,327,253	$2,384,699	$11,643,916

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Total Return Bond	Invesco American Franchise
Net assets as of December 31, 2023	$3,514,663	$28,668,835	$1,654,961

Investment income (loss):
Dividend distributions	123,980	1,141,711	—
Investment Expenses:
Mortality and expense risk and administrative charges	(23,814)	(241,777)	(16,155)

Net investment income (loss)	100,166	899,934	(16,155)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	62,212
Realized capital gain (loss) on investments	(61,648)	(610,432)	150,402
Change in unrealized appreciation (depreciation)	(125,992)	370,333	309,538

Net gain (loss) on investments	(187,640)	(240,099)	522,152

Net increase (decrease) in net assets from operations	(87,474)	659,835	505,997

Contract owner transactions:
Variable annuity deposits	48,530	463,768	22,519
Terminations, withdrawals and annuity payments	(163,783)	(4,048,504)	(280,690)
Transfers between subaccounts, net	(1,684,181)	4,126,186	(178,521)
Maintenance charges and mortality adjustments	(10,148)	(84,342)	(4,704)

Increase (decrease) in net assets from contract transactions	(1,809,582)	457,108	(441,396)

Total increase (decrease) in net assets	(1,897,056)	1,116,943	64,601

Net assets as of December 31, 2024	$1,617,607	$29,785,778	$1,719,562

Investment income (loss):
Dividend distributions	36,422	1,415,854	—
Investment Expenses:
Mortality and expense risk and administrative charges	(14,000)	(271,178)	(15,403)

Net investment income (loss)	22,422	1,144,676	(15,403)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	212,473
Realized capital gain (loss) on investments	(29,153)	(492,101)	69,016
Change in unrealized appreciation (depreciation)	13,118	1,449,366	(97,924)

Net gain (loss) on investments	(16,035)	957,265	183,565

Net increase (decrease) in net assets from operations	6,387	2,101,941	168,162

Contract owner transactions:
Variable annuity deposits	194,203	232,204	16,004
Terminations, withdrawals and annuity payments	(218,541)	(4,063,610)	(138,983)
Transfers between subaccounts, net	(10,826)	5,104,212	(40,123)
Maintenance charges and mortality adjustments	(5,658)	(79,569)	(3,412)

Increase (decrease) in net assets from contract transactions	(40,822)	1,193,237	(166,514)

Total increase (decrease) in net assets	(34,435)	3,295,178	1,648

Net assets as of December 31, 2025	$1,583,172	$33,080,956	$1,721,210

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Comstock	Invesco Developing Markets	Invesco Discovery
Net assets as of December 31, 2023	$9,617,843	$242,832	$161,577

Investment income (loss):
Dividend distributions	164,763	13	—
Investment Expenses:
Mortality and expense risk and administrative charges	(89,201)	(2,232)	(1,757)

Net investment income (loss)	75,562	(2,219)	(1,757)

Increase (decrease) in net assets from operations:
Capital gain distributions	750,944	—	12,810
Realized capital gain (loss) on investments	288,851	(647)	2,243
Change in unrealized appreciation (depreciation)	156,882	(3,880)	23,597

Net gain (loss) on investments	1,196,677	(4,527)	38,650

Net increase (decrease) in net assets from operations	1,272,239	(6,746)	36,893

Contract owner transactions:
Variable annuity deposits	125,345	10,001	5,605
Terminations, withdrawals and annuity payments	(871,654)	(24,007)	(13,174)
Transfers between subaccounts, net	(405,160)	26,981	9,984
Maintenance charges and mortality adjustments	(20,471)	(835)	(467)

Increase (decrease) in net assets from contract transactions	(1,171,940)	12,140	1,948

Total increase (decrease) in net assets	100,299	5,394	38,841

Net assets as of December 31, 2024	$9,718,142	$248,226	$200,418

Investment income (loss):
Dividend distributions	168,750	1,062	—
Investment Expenses:
Mortality and expense risk and administrative charges	(93,456)	(2,548)	(1,773)

Net investment income (loss)	75,294	(1,486)	(1,773)

Increase (decrease) in net assets from operations:
Capital gain distributions	732,294	93,963	24,312
Realized capital gain (loss) on investments	233,105	(2,204)	3,889
Change in unrealized appreciation (depreciation)	540,551	(21,302)	1,973

Net gain (loss) on investments	1,505,950	70,457	30,174

Net increase (decrease) in net assets from operations	1,581,244	68,971	28,401

Contract owner transactions:
Variable annuity deposits	167,582	12,433	5,788
Terminations, withdrawals and annuity payments	(885,819)	(15,954)	(18,055)
Transfers between subaccounts, net	374,180	(16,432)	(11,770)
Maintenance charges and mortality adjustments	(22,209)	(751)	(460)

Increase (decrease) in net assets from contract transactions	(366,266)	(20,704)	(24,497)

Total increase (decrease) in net assets	1,214,978	48,267	3,904

Net assets as of December 31, 2025	$10,933,120	$296,493	$204,322

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Discovery Mid Cap Growth	Invesco Energy	Invesco Equity and Income
Net assets as of December 31, 2023	$1,073,244	$94,031	$8,176,870

Investment income (loss):
Dividend distributions	—	2,869	164,206
Investment Expenses:
Mortality and expense risk and administrative charges	(9,992)	(766)	(76,978)

Net investment income (loss)	(9,992)	2,103	87,228

Increase (decrease) in net assets from operations:
Capital gain distributions	55,356	—	479,958
Realized capital gain (loss) on investments	18,251	6,581	99,743
Change in unrealized appreciation (depreciation)	156,066	(2,143)	193,918

Net gain (loss) on investments	229,673	4,438	773,619

Net increase (decrease) in net assets from operations	219,681	6,541	860,847

Contract owner transactions:
Variable annuity deposits	21,693	3,130	123,430
Terminations, withdrawals and annuity payments	(110,437)	(5,494)	(1,110,156)
Transfers between subaccounts, net	(60,497)	(23,249)	104,005
Maintenance charges and mortality adjustments	(2,402)	(423)	(23,415)

Increase (decrease) in net assets from contract transactions	(151,643)	(26,036)	(906,136)

Total increase (decrease) in net assets	68,038	(19,495)	(45,289)

Net assets as of December 31, 2024	$1,141,282	$74,536	$8,131,581

Investment income (loss):
Dividend distributions	—	1,688	139,503
Investment Expenses:
Mortality and expense risk and administrative charges	(11,664)	(673)	(71,290)

Net investment income (loss)	(11,664)	1,015	68,213

Increase (decrease) in net assets from operations:
Capital gain distributions	102,110	—	372,750
Realized capital gain (loss) on investments	69,125	1,379	72,769
Change in unrealized appreciation (depreciation)	(50,443)	5,764	333,589

Net gain (loss) on investments	120,792	7,143	779,108

Net increase (decrease) in net assets from operations	109,128	8,158	847,321

Contract owner transactions:
Variable annuity deposits	23,510	2,537	128,707
Terminations, withdrawals and annuity payments	(104,458)	(6,593)	(824,988)
Transfers between subaccounts, net	72,012	(524)	(516,893)
Maintenance charges and mortality adjustments	(3,183)	(467)	(24,747)

Increase (decrease) in net assets from contract transactions	(12,119)	(5,047)	(1,237,921)

Total increase (decrease) in net assets	97,009	3,111	(390,600)

Net assets as of December 31, 2025	$1,238,291	$77,647	$7,740,981

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Global	Invesco Gold & Special Minerals	Invesco Main Street Mid Cap
Net assets as of December 31, 2023	$550,391	$155,477	$1,618,627

Investment income (loss):
Dividend distributions	—	1,471	4,071
Investment Expenses:
Mortality and expense risk and administrative charges	(4,943)	(1,562)	(15,174)

Net investment income (loss)	(4,943)	(91)	(11,103)

Increase (decrease) in net assets from operations:
Capital gain distributions	58,038	—	133,473
Realized capital gain (loss) on investments	8,964	756	56,375
Change in unrealized appreciation (depreciation)	15,907	18,421	59,352

Net gain (loss) on investments	82,909	19,177	249,200

Net increase (decrease) in net assets from operations	77,966	19,086	238,097

Contract owner transactions:
Variable annuity deposits	16,204	1,850	18,954
Terminations, withdrawals and annuity payments	(46,722)	(4,421)	(157,096)
Transfers between subaccounts, net	(53,162)	228	(77,919)
Maintenance charges and mortality adjustments	(1,722)	(509)	(3,951)

Increase (decrease) in net assets from contract transactions	(85,402)	(2,852)	(220,012)

Total increase (decrease) in net assets	(7,436)	16,234	18,085

Net assets as of December 31, 2024	$542,955	$171,711	$1,636,712

Investment income (loss):
Dividend distributions	—	1,659	2,884
Investment Expenses:
Mortality and expense risk and administrative charges	(4,976)	(2,419)	(14,783)

Net investment income (loss)	(4,976)	(760)	(11,899)

Increase (decrease) in net assets from operations:
Capital gain distributions	116,773	—	128,131
Realized capital gain (loss) on investments	6,945	2,418	50,801
Change in unrealized appreciation (depreciation)	(41,377)	218,754	(43,797)

Net gain (loss) on investments	82,341	221,172	135,135

Net increase (decrease) in net assets from operations	77,365	220,412	123,236

Contract owner transactions:
Variable annuity deposits	16,285	1,658	17,033
Terminations, withdrawals and annuity payments	(48,917)	(2,954)	(182,839)
Transfers between subaccounts, net	2,490	(450)	(13,571)
Maintenance charges and mortality adjustments	(1,231)	(662)	(3,634)

Increase (decrease) in net assets from contract transactions	(31,373)	(2,408)	(183,011)

Total increase (decrease) in net assets	45,992	218,004	(59,775)

Net assets as of December 31, 2025	$588,947	$389,715	$1,576,937

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Small Cap Growth (d)	Invesco Technology	Invesco V.I. American Franchise Series I
Net assets as of December 31, 2023	$1,828,529	$1,500,876	$1,975,239

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(16,808)	(15,403)	(30,151)

Net investment income (loss)	(16,808)	(15,403)	(30,151)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	227,810	—
Realized capital gain (loss) on investments	(49,789)	65,571	153,246
Change in unrealized appreciation (depreciation)	323,613	206,329	446,115

Net gain (loss) on investments	273,824	499,710	599,361

Net increase (decrease) in net assets from operations	257,016	484,307	569,210

Contract owner transactions:
Variable annuity deposits	525	25,210	1,706
Terminations, withdrawals and annuity payments	(227,320)	(186,441)	(348,891)
Transfers between subaccounts, net	(62,384)	(16,376)	(331,678)
Maintenance charges and mortality adjustments	(4,038)	(4,643)	(14,422)

Increase (decrease) in net assets from contract transactions	(293,217)	(182,250)	(693,285)

Total increase (decrease) in net assets	(36,201)	302,057	(124,075)

Net assets as of December 31, 2024	$1,792,328	$1,802,933	$1,851,164

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,027)	(17,617)	(23,675)

Net investment income (loss)	(15,027)	(17,617)	(23,675)

Increase (decrease) in net assets from operations:
Capital gain distributions	160,825	471,753	137,708
Realized capital gain (loss) on investments	(25,915)	24,423	140,177
Change in unrealized appreciation (depreciation)	(47,765)	(113,656)	(131,196)

Net gain (loss) on investments	87,145	382,520	146,689

Net increase (decrease) in net assets from operations	72,118	364,903	123,014

Contract owner transactions:
Variable annuity deposits	650	27,566	3,727
Terminations, withdrawals and annuity payments	(171,487)	(77,185)	(200,718)
Transfers between subaccounts, net	(34,351)	138,302	(252,979)
Maintenance charges and mortality adjustments	(3,791)	(3,255)	(11,759)

Increase (decrease) in net assets from contract transactions	(208,979)	85,428	(461,729)

Total increase (decrease) in net assets	(136,861)	450,331	(338,715)

Net assets as of December 31, 2025	$1,655,467	$2,253,264	$1,512,449

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. American Franchise Series II	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2023	$17,582	$2,992,031	$61,573

Investment income (loss):
Dividend distributions	—	27,961	4,023
Investment Expenses:
Mortality and expense risk and administrative charges	(263)	(29,539)	(746)

Net investment income (loss)	(263)	(1,578)	3,277

Increase (decrease) in net assets from operations:
Capital gain distributions	—	83,839	—
Realized capital gain (loss) on investments	(15)	(39,115)	(116)
Change in unrealized appreciation (depreciation)	6,032	804,995	(2,712)

Net gain (loss) on investments	6,017	849,719	(2,828)

Net increase (decrease) in net assets from operations	5,754	848,141	449

Contract owner transactions:
Variable annuity deposits	—	235,332	—
Terminations, withdrawals and annuity payments	(141)	(471,131)	(401)
Transfers between subaccounts, net	4	854,698	34,145
Maintenance charges and mortality adjustments	(92)	(12,978)	(138)

Increase (decrease) in net assets from contract transactions	(229)	605,921	33,606

Total increase (decrease) in net assets	5,525	1,454,062	34,055

Net assets as of December 31, 2024	$23,107	$4,446,093	$95,628

Investment income (loss):
Dividend distributions	—	9,912	7,090
Investment Expenses:
Mortality and expense risk and administrative charges	(293)	(35,206)	(888)

Net investment income (loss)	(293)	(25,294)	6,202

Increase (decrease) in net assets from operations:
Capital gain distributions	2,413	712,183	—
Realized capital gain (loss) on investments	311	(34,475)	(171)
Change in unrealized appreciation (depreciation)	(80)	71,264	1,702

Net gain (loss) on investments	2,644	748,972	1,531

Net increase (decrease) in net assets from operations	2,351	723,678	7,733

Contract owner transactions:
Variable annuity deposits	—	19,580	—
Terminations, withdrawals and annuity payments	(1,433)	(372,729)	(408)
Transfers between subaccounts, net	(3)	949,090	3,977
Maintenance charges and mortality adjustments	(102)	(15,052)	(205)

Increase (decrease) in net assets from contract transactions	(1,538)	580,889	3,364

Total increase (decrease) in net assets	813	1,304,567	11,097

Net assets as of December 31, 2025	$23,920	$5,750,660	$106,725

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond
Net assets as of December 31, 2023	$11,538,526	$935,139	$11,302,837

Investment income (loss):
Dividend distributions	187,545	5,093	375,367
Investment Expenses:
Mortality and expense risk and administrative charges	(97,747)	(12,052)	(109,791)

Net investment income (loss)	89,798	(6,959)	265,576

Increase (decrease) in net assets from operations:
Capital gain distributions	879,713	88,148	—
Realized capital gain (loss) on investments	213,615	191,734	7,440
Change in unrealized appreciation (depreciation)	(357,661)	(53,440)	(87,059)

Net gain (loss) on investments	735,667	226,442	(79,619)

Net increase (decrease) in net assets from operations	825,465	219,483	185,957

Contract owner transactions:
Variable annuity deposits	252,894	6,959	289,079
Terminations, withdrawals and annuity payments	(1,346,222)	(13,408)	(1,619,563)
Transfers between subaccounts, net	13,485,867	(1,107,058)	480,239
Maintenance charges and mortality adjustments	(42,208)	(959)	(33,682)

Increase (decrease) in net assets from contract transactions	12,350,331	(1,114,466)	(883,927)

Total increase (decrease) in net assets	13,175,796	(894,983)	(697,970)

Net assets as of December 31, 2024	$24,714,322	$40,156	$10,604,867

Investment income (loss):
Dividend distributions	265,079	213	412,081
Investment Expenses:
Mortality and expense risk and administrative charges	(173,610)	(410)	(103,052)

Net investment income (loss)	91,469	(197)	309,029

Increase (decrease) in net assets from operations:
Capital gain distributions	1,964,413	3,891	—
Realized capital gain (loss) on investments	397,384	73	16,941
Change in unrealized appreciation (depreciation)	373,792	3,162	261,464

Net gain (loss) on investments	2,735,589	7,126	278,405

Net increase (decrease) in net assets from operations	2,827,058	6,929	587,434

Contract owner transactions:
Variable annuity deposits	234,185	7,835	42,124
Terminations, withdrawals and annuity payments	(2,447,381)	(147)	(1,268,006)
Transfers between subaccounts, net	(8,169,824)	11	90,067
Maintenance charges and mortality adjustments	(64,562)	(100)	(33,639)

Increase (decrease) in net assets from contract transactions	(10,447,582)	7,599	(1,169,454)

Total increase (decrease) in net assets	(7,620,524)	14,528	(582,020)

Net assets as of December 31, 2025	$17,093,798	$54,684	$10,022,847

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equally-Weighted S&P 500	Invesco V.I. Equity and Income
Net assets as of December 31, 2023	$3,541,279	$631,834	$8,753,562

Investment income (loss):
Dividend distributions	—	21,926	114,608
Investment Expenses:
Mortality and expense risk and administrative charges	(31,601)	(4,342)	(58,149)

Net investment income (loss)	(31,601)	17,584	56,459

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,517	279,947
Realized capital gain (loss) on investments	(87,501)	8,241	66,401
Change in unrealized appreciation (depreciation)	913,550	49,623	401,843

Net gain (loss) on investments	826,049	96,381	748,191

Net increase (decrease) in net assets from operations	794,448	113,965	804,650

Contract owner transactions:
Variable annuity deposits	227,366	510,139	54,175
Terminations, withdrawals and annuity payments	(434,796)	(259,361)	(970,622)
Transfers between subaccounts, net	812,231	482,981	(1,456,226)
Maintenance charges and mortality adjustments	(10,227)	(877)	(33,730)

Increase (decrease) in net assets from contract transactions	594,574	732,882	(2,406,403)

Total increase (decrease) in net assets	1,389,022	846,847	(1,601,753)

Net assets as of December 31, 2024	$4,930,301	$1,478,681	$7,151,809

Investment income (loss):
Dividend distributions	—	17,100	131,573
Investment Expenses:
Mortality and expense risk and administrative charges	(30,746)	(3,840)	(53,171)

Net investment income (loss)	(30,746)	13,260	78,402

Increase (decrease) in net assets from operations:
Capital gain distributions	383,743	98,872	377,497
Realized capital gain (loss) on investments	(19,261)	3,616	64,051
Change in unrealized appreciation (depreciation)	(182,047)	1,735	258,242

Net gain (loss) on investments	182,435	104,223	699,790

Net increase (decrease) in net assets from operations	151,689	117,483	778,192

Contract owner transactions:
Variable annuity deposits	128,087	—	359,601
Terminations, withdrawals and annuity payments	(618,531)	(341,767)	(980,149)
Transfers between subaccounts, net	(851,141)	(10,133)	(257,477)
Maintenance charges and mortality adjustments	(8,216)	(593)	(30,289)

Increase (decrease) in net assets from contract transactions	(1,349,801)	(352,493)	(908,314)

Total increase (decrease) in net assets	(1,198,112)	(235,010)	(130,122)

Net assets as of December 31, 2025	$3,732,189	$1,243,671	$7,021,687

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global	Invesco V.I. Global Core Equity
Net assets as of December 31, 2023	$18,955,687	$4,414,271	$41,668

Investment income (loss):
Dividend distributions	246,350	—	407
Investment Expenses:
Mortality and expense risk and administrative charges	(166,840)	(35,735)	(117)

Net investment income (loss)	79,510	(35,735)	290

Increase (decrease) in net assets from operations:
Capital gain distributions	85,310	262,609	460
Realized capital gain (loss) on investments	192,240	26,499	16
Change in unrealized appreciation (depreciation)	(250,864)	387,718	6,079

Net gain (loss) on investments	26,686	676,826	6,555

Net increase (decrease) in net assets from operations	106,196	641,091	6,845

Contract owner transactions:
Variable annuity deposits	347,545	38,920	—
Terminations, withdrawals and annuity payments	(2,944,104)	(602,029)	—
Transfers between subaccounts, net	(1,170,798)	(100,824)	—
Maintenance charges and mortality adjustments	(68,894)	(8,614)	—

Increase (decrease) in net assets from contract transactions	(3,836,251)	(672,547)	—

Total increase (decrease) in net assets	(3,730,055)	(31,456)	6,845

Net assets as of December 31, 2024	$15,225,632	$4,382,815	$48,513

Investment income (loss):
Dividend distributions	187,781	—	396
Investment Expenses:
Mortality and expense risk and administrative charges	(142,154)	(29,918)	(88)

Net investment income (loss)	45,627	(29,918)	308

Increase (decrease) in net assets from operations:
Capital gain distributions	1,024,691	671,931	2,413
Realized capital gain (loss) on investments	127,288	51,644	2,783
Change in unrealized appreciation (depreciation)	1,027,443	(182,905)	(508)

Net gain (loss) on investments	2,179,422	540,670	4,688

Net increase (decrease) in net assets from operations	2,225,049	510,752	4,996

Contract owner transactions:
Variable annuity deposits	280,043	30,028	—
Terminations, withdrawals and annuity payments	(2,238,741)	(1,064,771)	(16,354)
Transfers between subaccounts, net	1,102,554	(189,195)	—
Maintenance charges and mortality adjustments	(57,024)	(8,413)	(27)

Increase (decrease) in net assets from contract transactions	(913,168)	(1,232,351)	(16,381)

Total increase (decrease) in net assets	1,311,881	(721,599)	(11,385)

Net assets as of December 31, 2025	$16,537,513	$3,661,216	$37,128

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Global Real Estate Series I	Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Strategic Income
Net assets as of December 31, 2023	$5,408,667	$132,500	$1,962

Investment income (loss):
Dividend distributions	149,503	2,721	613
Investment Expenses:
Mortality and expense risk and administrative charges	(40,832)	(293)	(391)

Net investment income (loss)	108,671	2,428	222

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(222,451)	(3,548)	(48)
Change in unrealized appreciation (depreciation)	(100,988)	(2,440)	1,484

Net gain (loss) on investments	(323,439)	(5,988)	1,436

Net increase (decrease) in net assets from operations	(214,768)	(3,560)	1,658

Contract owner transactions:
Variable annuity deposits	81,705	—	—
Terminations, withdrawals and annuity payments	(777,391)	(21,144)	(21,331)
Transfers between subaccounts, net	473,763	(7,450)	195,449
Maintenance charges and mortality adjustments	(21,017)	(268)	(79)

Increase (decrease) in net assets from contract transactions	(242,940)	(28,862)	174,039

Total increase (decrease) in net assets	(457,708)	(32,422)	175,697

Net assets as of December 31, 2024	$4,950,959	$100,078	$177,659

Investment income (loss):
Dividend distributions	92,318	1,638	26,404
Investment Expenses:
Mortality and expense risk and administrative charges	(37,912)	(234)	(1,746)

Net investment income (loss)	54,406	1,404	24,658

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(123,652)	(1,557)	(9,325)
Change in unrealized appreciation (depreciation)	388,980	6,678	(1,214)

Net gain (loss) on investments	265,328	5,121	(10,539)

Net increase (decrease) in net assets from operations	319,734	6,525	14,119

Contract owner transactions:
Variable annuity deposits	43,406	—	—
Terminations, withdrawals and annuity payments	(676,930)	(14,757)	(1,190)
Transfers between subaccounts, net	(99,747)	—	(188,460)
Maintenance charges and mortality adjustments	(18,770)	(234)	(120)

Increase (decrease) in net assets from contract transactions	(752,041)	(14,991)	(189,770)

Total increase (decrease) in net assets	(432,307)	(8,466)	(175,651)

Net assets as of December 31, 2025	$4,518,652	$91,612	$2,008

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Growth and Income
Net assets as of December 31, 2023	$35,077,070	$9,458,362	$41,156

Investment income (loss):
Dividend distributions	1,795,340	227,827	535
Investment Expenses:
Mortality and expense risk and administrative charges	(310,387)	(75,012)	(296)

Net investment income (loss)	1,484,953	152,815	239

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,749
Realized capital gain (loss) on investments	—	(123,622)	104
Change in unrealized appreciation (depreciation)	—	(5,460)	2,876

Net gain (loss) on investments	—	(129,082)	5,729

Net increase (decrease) in net assets from operations	1,484,953	23,733	5,968

Contract owner transactions:
Variable annuity deposits	1,049,316	34,193	1,683
Terminations, withdrawals and annuity payments	(7,017,366)	(1,072,351)	(3,671)
Transfers between subaccounts, net	9,702,517	954,603	10
Maintenance charges and mortality adjustments	(121,420)	(50,306)	(87)

Increase (decrease) in net assets from contract transactions	3,613,047	(133,861)	(2,065)

Total increase (decrease) in net assets	5,098,000	(110,128)	3,903

Net assets as of December 31, 2024	$40,175,070	$9,348,234	$45,059

Investment income (loss):
Dividend distributions	1,497,717	239,160	559
Investment Expenses:
Mortality and expense risk and administrative charges	(320,567)	(81,708)	(318)

Net investment income (loss)	1,177,150	157,452	241

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,639
Realized capital gain (loss) on investments	—	(244,045)	619
Change in unrealized appreciation (depreciation)	—	654,721	1,757

Net gain (loss) on investments	—	410,676	6,015

Net increase (decrease) in net assets from operations	1,177,150	568,128	6,256

Contract owner transactions:
Variable annuity deposits	1,895,799	91,453	9,354
Terminations, withdrawals and annuity payments	(10,419,228)	(1,487,636)	(10,491)
Transfers between subaccounts, net	5,190,852	(183,861)	157
Maintenance charges and mortality adjustments	(151,415)	(45,991)	(92)

Increase (decrease) in net assets from contract transactions	(3,483,992)	(1,626,035)	(1,072)

Total increase (decrease) in net assets	(2,306,842)	(1,057,907)	5,184

Net assets as of December 31, 2025	$37,868,228	$8,290,327	$50,243

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Health Care Series I	Invesco V.I. Health Care Series II	Invesco V.I. International Growth Fund (b)
Net assets as of December 31, 2023	$5,606,825	$194,380	$365,521

Investment income (loss):
Dividend distributions	—	—	953
Investment Expenses:
Mortality and expense risk and administrative charges	(45,956)	(1,614)	(1,098)

Net investment income (loss)	(45,956)	(1,614)	(145)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	16,946
Realized capital gain (loss) on investments	86,865	9,944	(788)
Change in unrealized appreciation (depreciation)	161,819	1,370	(16,874)

Net gain (loss) on investments	248,684	11,314	(716)

Net increase (decrease) in net assets from operations	202,728	9,700	(861)

Contract owner transactions:
Variable annuity deposits	153,352	—	—
Terminations, withdrawals and annuity payments	(1,132,833)	(72,992)	(48,780)
Transfers between subaccounts, net	478,769	(35,331)	(57,930)
Maintenance charges and mortality adjustments	(24,458)	(57)	(534)

Increase (decrease) in net assets from contract transactions	(525,170)	(108,380)	(107,244)

Total increase (decrease) in net assets	(322,442)	(98,680)	(108,105)

Net assets as of December 31, 2024	$5,284,383	$95,700	$257,416

Investment income (loss):
Dividend distributions	—	—	182
Investment Expenses:
Mortality and expense risk and administrative charges	(48,851)	(1,583)	(1,051)

Net investment income (loss)	(48,851)	(1,583)	(869)

Increase (decrease) in net assets from operations:
Capital gain distributions	239,173	4,584	27,038
Realized capital gain (loss) on investments	54,523	275	(519)
Change in unrealized appreciation (depreciation)	530,988	13,858	13,863

Net gain (loss) on investments	824,684	18,717	40,382

Net increase (decrease) in net assets from operations	775,833	17,134	39,513

Contract owner transactions:
Variable annuity deposits	74,047	—	—
Terminations, withdrawals and annuity payments	(970,755)	(196)	(6,512)
Transfers between subaccounts, net	543,874	157,033	29,806
Maintenance charges and mortality adjustments	(25,410)	(76)	(492)

Increase (decrease) in net assets from contract transactions	(378,244)	156,761	22,802

Total increase (decrease) in net assets	397,589	173,895	62,315

Net assets as of December 31, 2025	$5,681,972	$269,595	$319,731

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Invesco V.I. Small Cap Equity
Net assets as of December 31, 2023	$8,083,724	$12,009,376	$127,794

Investment income (loss):
Dividend distributions	10,815	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(71,584)	(120,260)	(199)

Net investment income (loss)	(60,769)	(120,260)	(199)

Increase (decrease) in net assets from operations:
Capital gain distributions	216,550	479,694	3,335
Realized capital gain (loss) on investments	(113,430)	492,025	6,404
Change in unrealized appreciation (depreciation)	1,045,008	600,336	4,374

Net gain (loss) on investments	1,148,128	1,572,055	14,113

Net increase (decrease) in net assets from operations	1,087,359	1,451,795	13,914

Contract owner transactions:
Variable annuity deposits	77,851	187,407	—
Terminations, withdrawals and annuity payments	(801,352)	(1,606,900)	(17,268)
Transfers between subaccounts, net	983,291	271,786	(70,965)
Maintenance charges and mortality adjustments	(29,763)	(55,320)	(147)

Increase (decrease) in net assets from contract transactions	230,027	(1,203,027)	(88,380)

Total increase (decrease) in net assets	1,317,386	248,768	(74,466)

Net assets as of December 31, 2024	$9,401,110	$12,258,144	$53,328

Investment income (loss):
Dividend distributions	8,639	23,469	—
Investment Expenses:
Mortality and expense risk and administrative charges	(81,583)	(97,765)	(1,422)

Net investment income (loss)	(72,944)	(74,296)	(1,422)

Increase (decrease) in net assets from operations:
Capital gain distributions	827,310	1,043,540	2,352
Realized capital gain (loss) on investments	51,388	429,586	43,455
Change in unrealized appreciation (depreciation)	(207,771)	(668,596)	297

Net gain (loss) on investments	670,927	804,530	46,104

Net increase (decrease) in net assets from operations	597,983	730,234	44,682

Contract owner transactions:
Variable annuity deposits	17,071	55,320	—
Terminations, withdrawals and annuity payments	(1,216,216)	(1,672,226)	(8,786)
Transfers between subaccounts, net	(827,616)	(949,236)	(39,998)
Maintenance charges and mortality adjustments	(35,786)	(43,384)	(224)

Increase (decrease) in net assets from contract transactions	(2,062,547)	(2,609,526)	(49,008)

Total increase (decrease) in net assets	(1,464,564)	(1,879,292)	(4,326)

Net assets as of December 31, 2025	$7,936,546	$10,378,852	$49,002

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco Value Opportunities	Janus Henderson Adaptive Risk Managed U.S. Equity	Janus Henderson Mid Cap Value
Net assets as of December 31, 2023	$2,532,275	$723,049	$66,912

Investment income (loss):
Dividend distributions	10,769	—	170
Investment Expenses:
Mortality and expense risk and administrative charges	(24,143)	(6,608)	(558)

Net investment income (loss)	(13,374)	(6,608)	(388)

Increase (decrease) in net assets from operations:
Capital gain distributions	189,329	18,894	3,869
Realized capital gain (loss) on investments	224,873	5,725	2,296
Change in unrealized appreciation (depreciation)	273,203	124,825	1,923

Net gain (loss) on investments	687,405	149,444	8,088

Net increase (decrease) in net assets from operations	674,031	142,836	7,700

Contract owner transactions:
Variable annuity deposits	35,753	16,238	1,435
Terminations, withdrawals and annuity payments	(424,544)	(134,999)	(29,256)
Transfers between subaccounts, net	(163,836)	(21,861)	(63)
Maintenance charges and mortality adjustments	(3,818)	(968)	(544)

Increase (decrease) in net assets from contract transactions	(556,445)	(141,590)	(28,428)

Total increase (decrease) in net assets	117,586	1,246	(20,728)

Net assets as of December 31, 2024	$2,649,861	$724,295	$46,184

Investment income (loss):
Dividend distributions	5,166	1,197	181
Investment Expenses:
Mortality and expense risk and administrative charges	(22,516)	(6,033)	(421)

Net investment income (loss)	(17,350)	(4,836)	(240)

Increase (decrease) in net assets from operations:
Capital gain distributions	249,708	58,043	3,924
Realized capital gain (loss) on investments	189,730	17,231	(22)
Change in unrealized appreciation (depreciation)	11,419	1,002	(1,179)

Net gain (loss) on investments	450,857	76,276	2,723

Net increase (decrease) in net assets from operations	433,507	71,440	2,483

Contract owner transactions:
Variable annuity deposits	22,098	12,993	1,378
Terminations, withdrawals and annuity payments	(429,919)	(94,492)	(991)
Transfers between subaccounts, net	11,778	(49,845)	26
Maintenance charges and mortality adjustments	(4,525)	(974)	(34)

Increase (decrease) in net assets from contract transactions	(400,568)	(132,318)	379

Total increase (decrease) in net assets	32,939	(60,878)	2,862

Net assets as of December 31, 2025	$2,682,800	$663,417	$49,046

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson Overseas	Janus Henderson VIT Enterprise	Janus Henderson VIT Mid Cap Value
Net assets as of December 31, 2023	$4,145,339	$27,370,977	$352,849

Investment income (loss):
Dividend distributions	47,885	182,475	2,679
Investment Expenses:
Mortality and expense risk and administrative charges	(39,215)	(250,857)	(2,836)

Net investment income (loss)	8,670	(68,382)	(157)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,283,314	17,781
Realized capital gain (loss) on investments	158,867	801,669	15,227
Change in unrealized appreciation (depreciation)	38,257	1,886,878	10,158

Net gain (loss) on investments	197,124	3,971,861	43,166

Net increase (decrease) in net assets from operations	205,794	3,903,479	43,009

Contract owner transactions:
Variable annuity deposits	82,969	650,163	—
Terminations, withdrawals and annuity payments	(459,225)	(4,456,641)	(39,394)
Transfers between subaccounts, net	(234,132)	866,084	(48,748)
Maintenance charges and mortality adjustments	(10,547)	(98,494)	(287)

Increase (decrease) in net assets from contract transactions	(620,935)	(3,038,888)	(88,429)

Total increase (decrease) in net assets	(415,141)	864,591	(45,420)

Net assets as of December 31, 2024	$3,730,198	$28,235,568	$307,429

Investment income (loss):
Dividend distributions	38,055	12,461	2,234
Investment Expenses:
Mortality and expense risk and administrative charges	(37,242)	(218,411)	(2,838)

Net investment income (loss)	813	(205,950)	(604)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,220,461	29,312
Realized capital gain (loss) on investments	234,723	717,229	2,368
Change in unrealized appreciation (depreciation)	704,400	(1,189,359)	(15,724)

Net gain (loss) on investments	939,123	1,748,331	15,956

Net increase (decrease) in net assets from operations	939,936	1,542,381	15,352

Contract owner transactions:
Variable annuity deposits	78,361	225,112	—
Terminations, withdrawals and annuity payments	(474,555)	(2,650,151)	(20,258)
Transfers between subaccounts, net	(254,494)	(3,504,839)	65,280
Maintenance charges and mortality adjustments	(10,090)	(86,439)	(144)

Increase (decrease) in net assets from contract transactions	(660,778)	(6,016,317)	44,878

Total increase (decrease) in net assets	279,158	(4,473,936)	60,230

Net assets as of December 31, 2025	$4,009,356	$23,761,632	$367,659

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson VIT Overseas	Janus Henderson VIT Research	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2023	$605,878	$14,040,052	$4,254,522

Investment income (loss):
Dividend distributions	8,730	—	263,861
Investment Expenses:
Mortality and expense risk and administrative charges	(2,585)	(141,010)	(36,124)

Net investment income (loss)	6,145	(141,010)	227,737

Increase (decrease) in net assets from operations:
Capital gain distributions	—	504,312	—
Realized capital gain (loss) on investments	2,645	955,749	(107,826)
Change in unrealized appreciation (depreciation)	23,583	3,345,722	148,608

Net gain (loss) on investments	26,228	4,805,783	40,782

Net increase (decrease) in net assets from operations	32,373	4,664,773	268,519

Contract owner transactions:
Variable annuity deposits	15,467	249,454	77,155
Terminations, withdrawals and annuity payments	(10,283)	(1,622,236)	(437,796)
Transfers between subaccounts, net	3,973	609,186	119,364
Maintenance charges and mortality adjustments	(259)	(46,412)	(10,416)

Increase (decrease) in net assets from contract transactions	8,898	(810,008)	(251,693)

Total increase (decrease) in net assets	41,271	3,854,765	16,826

Net assets as of December 31, 2024	$647,149	$17,894,817	$4,271,348

Investment income (loss):
Dividend distributions	18,090	—	282,211
Investment Expenses:
Mortality and expense risk and administrative charges	(6,186)	(143,441)	(32,578)

Net investment income (loss)	11,904	(143,441)	249,633

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,336,115	—
Realized capital gain (loss) on investments	137,402	1,574,002	(41,299)
Change in unrealized appreciation (depreciation)	205,220	(348,364)	99,785

Net gain (loss) on investments	342,622	2,561,753	58,486

Net increase (decrease) in net assets from operations	354,526	2,418,312	308,119

Contract owner transactions:
Variable annuity deposits	—	67,446	48,375
Terminations, withdrawals and annuity payments	(43,285)	(1,253,292)	(407,449)
Transfers between subaccounts, net	479,357	(2,654,438)	642,684
Maintenance charges and mortality adjustments	(429)	(49,998)	(8,297)

Increase (decrease) in net assets from contract transactions	435,643	(3,890,282)	275,313

Total increase (decrease) in net assets	790,169	(1,471,970)	583,432

Net assets as of December 31, 2025	$1,437,318	$16,422,847	$4,854,780

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Dividend Growth VC	Lord Abbett Series Growth Opportunities VC
Net assets as of December 31, 2023	$1,234,902	$60,489	$2,804

Investment income (loss):
Dividend distributions	3,012	475	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,694)	(323)	(8)

Net investment income (loss)	(6,682)	152	(8)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,860	—
Realized capital gain (loss) on investments	(79,575)	187	44
Change in unrealized appreciation (depreciation)	309,034	9,785	769

Net gain (loss) on investments	229,459	14,832	813

Net increase (decrease) in net assets from operations	222,777	14,984	805

Contract owner transactions:
Variable annuity deposits	31,398	—	—
Terminations, withdrawals and annuity payments	(119,434)	(1,344)	(311)
Transfers between subaccounts, net	627,071	12,953	—
Maintenance charges and mortality adjustments	(3,423)	(68)	(6)

Increase (decrease) in net assets from contract transactions	535,612	11,541	(317)

Total increase (decrease) in net assets	758,389	26,525	488

Net assets as of December 31, 2024	$1,993,291	$87,014	$3,292

Investment income (loss):
Dividend distributions	2,766	2,599	—
Investment Expenses:
Mortality and expense risk and administrative charges	(11,170)	(912)	(8)

Net investment income (loss)	(8,404)	1,687	(8)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	34,389	521
Realized capital gain (loss) on investments	(130,808)	650	119
Change in unrealized appreciation (depreciation)	294,304	22,256	(240)

Net gain (loss) on investments	163,496	57,295	400

Net increase (decrease) in net assets from operations	155,092	58,982	392

Contract owner transactions:
Variable annuity deposits	8,813	311,664	—
Terminations, withdrawals and annuity payments	(162,760)	(1,716)	(403)
Transfers between subaccounts, net	(706,532)	7,431	—
Maintenance charges and mortality adjustments	(4,085)	(71)	(7)

Increase (decrease) in net assets from contract transactions	(864,564)	317,308	(410)

Total increase (decrease) in net assets	(709,472)	376,290	(18)

Net assets as of December 31, 2025	$1,283,819	$463,304	$3,274

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Lord Abbett Series Mid Cap Stock VC	Lord Abbett Series Total Return VC	LVIP American Century Disciplined Core Value
Net assets as of December 31, 2023	$68,459	$545,754	$186,819

Investment income (loss):
Dividend distributions	332	25,230	1,793
Investment Expenses:
Mortality and expense risk and administrative charges	(186)	(1,754)	(906)

Net investment income (loss)	146	23,476	887

Increase (decrease) in net assets from operations:
Capital gain distributions	7,466	—	—
Realized capital gain (loss) on investments	1,038	(7,783)	(6,910)
Change in unrealized appreciation (depreciation)	1,541	(5,139)	27,818

Net gain (loss) on investments	10,045	(12,922)	20,908

Net increase (decrease) in net assets from operations	10,191	10,554	21,795

Contract owner transactions:
Variable annuity deposits	—	28,808	—
Terminations, withdrawals and annuity payments	(919)	(822)	(5,501)
Transfers between subaccounts, net	(4,672)	(47,862)	(49,054)
Maintenance charges and mortality adjustments	(95)	(398)	(407)

Increase (decrease) in net assets from contract transactions	(5,686)	(20,274)	(54,962)

Total increase (decrease) in net assets	4,505	(9,720)	(33,167)

Net assets as of December 31, 2024	$72,964	$536,034	$153,652

Investment income (loss):
Dividend distributions	228	25,555	1,837
Investment Expenses:
Mortality and expense risk and administrative charges	(180)	(2,439)	(648)

Net investment income (loss)	48	23,116	1,189

Increase (decrease) in net assets from operations:
Capital gain distributions	5,732	—	—
Realized capital gain (loss) on investments	365	(4,549)	(4,800)
Change in unrealized appreciation (depreciation)	(1,289)	20,878	20,207

Net gain (loss) on investments	4,808	16,329	15,407

Net increase (decrease) in net assets from operations	4,856	39,445	16,596

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(6,218)	(18,147)	(5,695)
Transfers between subaccounts, net	—	(3,273)	(31,361)
Maintenance charges and mortality adjustments	(88)	(495)	(367)

Increase (decrease) in net assets from contract transactions	(6,306)	(21,915)	(37,423)

Total increase (decrease) in net assets	(1,450)	17,530	(20,827)

Net assets as of December 31, 2025	$71,514	$553,564	$132,825

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Inflation Protection	LVIP American Century International	LVIP American Century Mid Cap Value(d)
Net assets as of December 31, 2023	$872,055	$62,065	$4,492,608

Investment income (loss):
Dividend distributions	24,304	807	101,502
Investment Expenses:
Mortality and expense risk and administrative charges	(2,052)	(145)	(33,108)

Net investment income (loss)	22,252	662	68,394

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	206,518
Realized capital gain (loss) on investments	(33,255)	144	1,330
Change in unrealized appreciation (depreciation)	17,061	607	45,640

Net gain (loss) on investments	(16,194)	751	253,488

Net increase (decrease) in net assets from operations	6,058	1,413	321,882

Contract owner transactions:
Variable annuity deposits	63,035	—	40,687
Terminations, withdrawals and annuity payments	(60,488)	(12,085)	(489,279)
Transfers between subaccounts, net	(235,922)	—	(152,421)
Maintenance charges and mortality adjustments	(592)	(115)	(16,486)

Increase (decrease) in net assets from contract transactions	(233,967)	(12,200)	(617,499)

Total increase (decrease) in net assets	(227,909)	(10,787)	(295,617)

Net assets as of December 31, 2024	$644,146	$51,278	$4,196,991

Investment income (loss):
Dividend distributions	51,416	568	66,037
Investment Expenses:
Mortality and expense risk and administrative charges	(2,160)	(134)	(30,473)

Net investment income (loss)	49,256	434	35,564

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	330,622
Realized capital gain (loss) on investments	(1,700)	559	3,350
Change in unrealized appreciation (depreciation)	(8,081)	6,672	(60,737)

Net gain (loss) on investments	(9,781)	7,231	273,235

Net increase (decrease) in net assets from operations	39,475	7,665	308,799

Contract owner transactions:
Variable annuity deposits	55,449	—	29,467
Terminations, withdrawals and annuity payments	(14,418)	(5,747)	(362,169)
Transfers between subaccounts, net	(17,042)	—	(122,007)
Maintenance charges and mortality adjustments	(527)	(106)	(14,885)

Increase (decrease) in net assets from contract transactions	23,462	(5,853)	(469,594)

Total increase (decrease) in net assets	62,937	1,812	(160,795)

Net assets as of December 31, 2025	$707,083	$53,090	$4,036,196

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP American Century Ultra	LVIP American Century Value	LVIP JPMorgan Core Bond Fund
Net assets as of December 31, 2023	$21,354,934	$29,669,848	$4,111,574

Investment income (loss):
Dividend distributions	—	776,932	183,937
Investment Expenses:
Mortality and expense risk and administrative charges	(173,796)	(232,037)	(31,646)

Net investment income (loss)	(173,796)	544,895	152,291

Increase (decrease) in net assets from operations:
Capital gain distributions	1,881,352	1,656,465	—
Realized capital gain (loss) on investments	1,967,670	1,065,626	(30,858)
Change in unrealized appreciation (depreciation)	1,785,482	(842,561)	(100,815)

Net gain (loss) on investments	5,634,504	1,879,530	(131,673)

Net increase (decrease) in net assets from operations	5,460,708	2,424,425	20,618

Contract owner transactions:
Variable annuity deposits	402,415	301,055	344,894
Terminations, withdrawals and annuity payments	(4,497,078)	(4,098,828)	(313,476)
Transfers between subaccounts, net	(1,265,868)	(3,833,519)	270,976
Maintenance charges and mortality adjustments	(69,748)	(88,919)	(6,976)

Increase (decrease) in net assets from contract transactions	(5,430,279)	(7,720,211)	295,418

Total increase (decrease) in net assets	30,429	(5,295,786)	316,036

Net assets as of December 31, 2024	$21,385,363	$24,374,062	$4,427,610

Investment income (loss):
Dividend distributions	—	346,311	239,135
Investment Expenses:
Mortality and expense risk and administrative charges	(148,768)	(181,687)	(36,571)

Net investment income (loss)	(148,768)	164,624	202,564

Increase (decrease) in net assets from operations:
Capital gain distributions	1,619,071	1,817,212	—
Realized capital gain (loss) on investments	1,309,388	664,200	(58,348)
Change in unrealized appreciation (depreciation)	(885,460)	699,432	137,052

Net gain (loss) on investments	2,042,999	3,180,844	78,704

Net increase (decrease) in net assets from operations	1,894,231	3,345,468	281,268

Contract owner transactions:
Variable annuity deposits	303,143	298,150	1,124,496
Terminations, withdrawals and annuity payments	(2,978,759)	(2,849,158)	(667,465)
Transfers between subaccounts, net	(1,508,551)	(731,380)	1,940,845
Maintenance charges and mortality adjustments	(60,097)	(68,589)	(10,381)

Increase (decrease) in net assets from contract transactions	(4,244,264)	(3,350,977)	2,387,495

Total increase (decrease) in net assets	(2,350,033)	(5,509)	2,668,763

Net assets as of December 31, 2025	$19,035,330	$24,368,553	$7,096,373

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	LVIP JPMorgan Small Cap Core Fund	LVIP JPMorgan US Equity Fund	Macquarie Asset Strategy
Net assets as of December 31, 2023	$297,471	$326,277	$240,995

Investment income (loss):
Dividend distributions	3,361	1,312	4,902
Investment Expenses:
Mortality and expense risk and administrative charges	(1,583)	(3,366)	(2,244)

Net investment income (loss)	1,778	(2,054)	2,658

Increase (decrease) in net assets from operations:
Capital gain distributions	7,762	16,393	14,171
Realized capital gain (loss) on investments	(144)	3,912	(2,043)
Change in unrealized appreciation (depreciation)	34,694	54,981	14,905

Net gain (loss) on investments	42,312	75,286	27,033

Net increase (decrease) in net assets from operations	44,090	73,232	29,691

Contract owner transactions:
Variable annuity deposits	166,455	—	9,078
Terminations, withdrawals and annuity payments	(691)	(4,564)	(43,561)
Transfers between subaccounts, net	1	(9,129)	14,611
Maintenance charges and mortality adjustments	(176)	(140)	(324)

Increase (decrease) in net assets from contract transactions	165,589	(13,833)	(20,196)

Total increase (decrease) in net assets	209,679	59,399	9,495

Net assets as of December 31, 2024	$507,150	$385,676	$250,490

Investment income (loss):
Dividend distributions	2,251	1,259	3,780
Investment Expenses:
Mortality and expense risk and administrative charges	(1,792)	(3,770)	(2,797)

Net investment income (loss)	459	(2,511)	983

Increase (decrease) in net assets from operations:
Capital gain distributions	42,480	12,963	25,028
Realized capital gain (loss) on investments	(1,344)	2,205	(948)
Change in unrealized appreciation (depreciation)	6,986	39,699	17,369

Net gain (loss) on investments	48,122	54,867	41,449

Net increase (decrease) in net assets from operations	48,581	52,356	42,432

Contract owner transactions:
Variable annuity deposits	4,338	—	7,469
Terminations, withdrawals and annuity payments	(1,332)	(4,868)	(4,496)
Transfers between subaccounts, net	(5,333)	89,057	23,683
Maintenance charges and mortality adjustments	(140)	(160)	(546)

Increase (decrease) in net assets from contract transactions	(2,467)	84,029	26,110

Total increase (decrease) in net assets	46,114	136,385	68,542

Net assets as of December 31, 2025	$553,264	$522,061	$319,032

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation	MFS® VIT II MA Investors Growth Stock
Net assets as of December 31, 2023	$61,059	$4,172	$209,101

Investment income (loss):
Dividend distributions	1,285	23	303
Investment Expenses:
Mortality and expense risk and administrative charges	(701)	(53)	(578)

Net investment income (loss)	584	(30)	(275)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23	21,098
Realized capital gain (loss) on investments	(1,260)	(118)	1,569
Change in unrealized appreciation (depreciation)	5,580	272	10,929

Net gain (loss) on investments	4,320	177	33,596

Net increase (decrease) in net assets from operations	4,904	147	33,321

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(6,032)	(944)	(10,093)
Transfers between subaccounts, net	44,808	—	9,194
Maintenance charges and mortality adjustments	(238)	(9)	(178)

Increase (decrease) in net assets from contract transactions	38,538	(953)	(1,077)

Total increase (decrease) in net assets	43,442	(806)	32,244

Net assets as of December 31, 2024	$104,501	$3,366	$241,345

Investment income (loss):
Dividend distributions	2,145	217	42
Investment Expenses:
Mortality and expense risk and administrative charges	(766)	(166)	(614)

Net investment income (loss)	1,379	51	(572)

Increase (decrease) in net assets from operations:
Capital gain distributions	820	188	36,233
Realized capital gain (loss) on investments	9,059	(3)	1,196
Change in unrealized appreciation (depreciation)	22,120	1,232	(14,834)

Net gain (loss) on investments	31,999	1,417	22,595

Net increase (decrease) in net assets from operations	33,378	1,468	22,023

Contract owner transactions:
Variable annuity deposits	—	69,090	—
Terminations, withdrawals and annuity payments	(12,772)	(1,005)	(10,188)
Transfers between subaccounts, net	(5,160)	2	3,430
Maintenance charges and mortality adjustments	(225)	(19)	(179)

Increase (decrease) in net assets from contract transactions	(18,157)	68,068	(6,937)

Total increase (decrease) in net assets	15,221	69,536	15,086

Net assets as of December 31, 2025	$119,722	$72,902	$256,431

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT II Research International	MFS® VIT International Intrinsic Value	MFS® VIT Investors Trust
Net assets as of December 31, 2023	$8,306,537	$1,396,860	$135,527

Investment income (loss):
Dividend distributions	127,750	16,015	699
Investment Expenses:
Mortality and expense risk and administrative charges	(79,434)	(15,511)	(1,330)

Net investment income (loss)	48,316	504	(631)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	62,329	10,908
Realized capital gain (loss) on investments	132,351	25,092	572
Change in unrealized appreciation (depreciation)	(9,558)	(5,036)	13,558

Net gain (loss) on investments	122,793	82,385	25,038

Net increase (decrease) in net assets from operations	171,109	82,889	24,407

Contract owner transactions:
Variable annuity deposits	481,058	19,499	—
Terminations, withdrawals and annuity payments	(892,310)	(123,042)	(5,986)
Transfers between subaccounts, net	160,421	(73,743)	—
Maintenance charges and mortality adjustments	(25,032)	(1,991)	(157)

Increase (decrease) in net assets from contract transactions	(275,863)	(179,277)	(6,143)

Total increase (decrease) in net assets	(104,754)	(96,388)	18,264

Net assets as of December 31, 2024	$8,201,783	$1,300,472	$153,791

Investment income (loss):
Dividend distributions	114,666	20,733	701
Investment Expenses:
Mortality and expense risk and administrative charges	(75,036)	(16,936)	(1,314)

Net investment income (loss)	39,630	3,797	(613)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	88,671	49,572
Realized capital gain (loss) on investments	401,050	28,898	1,953
Change in unrealized appreciation (depreciation)	1,151,269	283,802	(38,911)

Net gain (loss) on investments	1,552,319	401,371	12,614

Net increase (decrease) in net assets from operations	1,591,949	405,168	12,001

Contract owner transactions:
Variable annuity deposits	88,454	22,897	—
Terminations, withdrawals and annuity payments	(884,455)	(50,395)	(45,589)
Transfers between subaccounts, net	(1,050,886)	63,310	1,226
Maintenance charges and mortality adjustments	(24,358)	(2,063)	(143)

Increase (decrease) in net assets from contract transactions	(1,871,245)	33,749	(44,506)

Total increase (decrease) in net assets	(279,296)	438,917	(32,505)

Net assets as of December 31, 2025	$7,922,487	$1,739,389	$121,286

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT New Discovery	MFS® VIT Research	MFS® VIT Total Return
Net assets as of December 31, 2023	$252,181	$44,049	$14,479,191

Investment income (loss):
Dividend distributions	—	182	331,242
Investment Expenses:
Mortality and expense risk and administrative charges	(979)	(120)	(109,895)

Net investment income (loss)	(979)	62	221,347

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,839	710,509
Realized capital gain (loss) on investments	(30,164)	277	68,553
Change in unrealized appreciation (depreciation)	44,229	4,690	(60,787)

Net gain (loss) on investments	14,065	7,806	718,275

Net increase (decrease) in net assets from operations	13,086	7,868	939,622

Contract owner transactions:
Variable annuity deposits	—	—	178,400
Terminations, withdrawals and annuity payments	(36,291)	(2,266)	(1,393,431)
Transfers between subaccounts, net	(28,823)	—	(45,197)
Maintenance charges and mortality adjustments	(569)	(95)	(77,146)

Increase (decrease) in net assets from contract transactions	(65,683)	(2,361)	(1,337,374)

Total increase (decrease) in net assets	(52,597)	5,507	(397,752)

Net assets as of December 31, 2024	$199,584	$49,556	$14,081,439

Investment income (loss):
Dividend distributions	—	78	340,526
Investment Expenses:
Mortality and expense risk and administrative charges	(796)	(126)	(103,522)

Net investment income (loss)	(796)	(48)	237,004

Increase (decrease) in net assets from operations:
Capital gain distributions	—	12,157	1,001,847
Realized capital gain (loss) on investments	(13,854)	230	60,004
Change in unrealized appreciation (depreciation)	35,857	(6,467)	5,658

Net gain (loss) on investments	22,003	5,920	1,067,509

Net increase (decrease) in net assets from operations	21,207	5,872	1,304,513

Contract owner transactions:
Variable annuity deposits	—	—	56,208
Terminations, withdrawals and annuity payments	(20,833)	(2,467)	(1,851,482)
Transfers between subaccounts, net	(28,258)	—	(166,573)
Maintenance charges and mortality adjustments	(475)	(101)	(73,413)

Increase (decrease) in net assets from contract transactions	(49,566)	(2,568)	(2,035,260)

Total increase (decrease) in net assets	(28,359)	3,304	(730,747)

Net assets as of December 31, 2025	$171,225	$52,860	$13,350,692

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT Total Return Bond	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Debt
Net assets as of December 31, 2023	$308,489	$12,071,867	$127,180

Investment income (loss):
Dividend distributions	11,875	241,688	42,666
Investment Expenses:
Mortality and expense risk and administrative charges	(1,305)	(90,312)	(3,649)

Net investment income (loss)	10,570	151,376	39,017

Increase (decrease) in net assets from operations:
Capital gain distributions	—	336,503	—
Realized capital gain (loss) on investments	(3,264)	154,198	310
Change in unrealized appreciation (depreciation)	(2,508)	511,260	3,318

Net gain (loss) on investments	(5,772)	1,001,961	3,628

Net increase (decrease) in net assets from operations	4,798	1,153,337	42,645

Contract owner transactions:
Variable annuity deposits	21,917	143,270	5,214
Terminations, withdrawals and annuity payments	(23,218)	(1,718,022)	(7,364)
Transfers between subaccounts, net	(56)	667,209	217,091
Maintenance charges and mortality adjustments	(367)	(45,613)	(316)

Increase (decrease) in net assets from contract transactions	(1,724)	(953,156)	214,625

Total increase (decrease) in net assets	3,074	200,181	257,270

Net assets as of December 31, 2024	$311,563	$12,272,048	$384,450

Investment income (loss):
Dividend distributions	24,825	318,471	23,062
Investment Expenses:
Mortality and expense risk and administrative charges	(1,809)	(90,052)	(1,186)

Net investment income (loss)	23,016	228,419	21,876

Increase (decrease) in net assets from operations:
Capital gain distributions	—	158,823	—
Realized capital gain (loss) on investments	(4,361)	296,727	112
Change in unrealized appreciation (depreciation)	16,972	881,496	(1,643)

Net gain (loss) on investments	12,611	1,337,046	(1,531)

Net increase (decrease) in net assets from operations	35,627	1,565,465	20,345

Contract owner transactions:
Variable annuity deposits	25,977	233,333	—
Terminations, withdrawals and annuity payments	(27,593)	(1,223,613)	(6,640)
Transfers between subaccounts, net	276,114	(986,493)	(226,978)
Maintenance charges and mortality adjustments	(387)	(41,976)	(99)

Increase (decrease) in net assets from contract transactions	274,111	(2,018,749)	(233,717)

Total increase (decrease) in net assets	309,738	(453,284)	(213,372)

Net assets as of December 31, 2025	$621,301	$11,818,764	$171,078

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2023	$3,795,454	$1,591,833	$6,939,253

Investment income (loss):
Dividend distributions	52,462	25,972	183,205
Investment Expenses:
Mortality and expense risk and administrative charges	(30,422)	(14,345)	(50,093)

Net investment income (loss)	22,040	11,627	133,112

Increase (decrease) in net assets from operations:
Capital gain distributions	—	30,081	98,207
Realized capital gain (loss) on investments	(43,543)	10,149	32,055
Change in unrealized appreciation (depreciation)	298,551	184,324	567,961

Net gain (loss) on investments	255,008	224,554	698,223

Net increase (decrease) in net assets from operations	277,048	236,181	831,335

Contract owner transactions:
Variable annuity deposits	107,924	193,637	308,002
Terminations, withdrawals and annuity payments	(545,097)	(182,202)	(321,935)
Transfers between subaccounts, net	(170,601)	203,287	2,750,694
Maintenance charges and mortality adjustments	(11,574)	(6,306)	(11,418)

Increase (decrease) in net assets from contract transactions	(619,348)	208,416	2,725,343

Total increase (decrease) in net assets	(342,300)	444,597	3,556,678

Net assets as of December 31, 2024	$3,453,154	$2,036,430	$10,495,931

Investment income (loss):
Dividend distributions	12,758	22,182	232,296
Investment Expenses:
Mortality and expense risk and administrative charges	(28,112)	(15,647)	(57,136)

Net investment income (loss)	(15,354)	6,535	175,160

Increase (decrease) in net assets from operations:
Capital gain distributions	120,917	140,685	1,313,590
Realized capital gain (loss) on investments	35,682	72,745	133,653
Change in unrealized appreciation (depreciation)	870,798	151,261	(43,176)

Net gain (loss) on investments	1,027,397	364,691	1,404,067

Net increase (decrease) in net assets from operations	1,012,043	371,226	1,579,227

Contract owner transactions:
Variable annuity deposits	35,220	15,765	1,384,120
Terminations, withdrawals and annuity payments	(561,913)	(38,641)	(791,990)
Transfers between subaccounts, net	256,097	(256,842)	249,345
Maintenance charges and mortality adjustments	(10,656)	(4,614)	(9,213)

Increase (decrease) in net assets from contract transactions	(281,252)	(284,332)	832,262

Total increase (decrease) in net assets	730,791	86,894	2,411,489

Net assets as of December 31, 2025	$4,183,945	$2,123,324	$12,907,420

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2023	$2,325,240	$8,023,349	$1,386,927

Investment income (loss):
Dividend distributions	56,465	88,934	33,693
Investment Expenses:
Mortality and expense risk and administrative charges	(14,529)	(59,913)	(7,767)

Net investment income (loss)	41,936	29,021	25,926

Increase (decrease) in net assets from operations:
Capital gain distributions	—	122,382	9,770
Realized capital gain (loss) on investments	(25,102)	343,878	(96)
Change in unrealized appreciation (depreciation)	85,397	469,863	58,803

Net gain (loss) on investments	60,295	936,123	68,477

Net increase (decrease) in net assets from operations	102,231	965,144	94,403

Contract owner transactions:
Variable annuity deposits	4,025	8,007	271,594
Terminations, withdrawals and annuity payments	(200,051)	(396,681)	(231,213)
Transfers between subaccounts, net	237,056	(2,494,458)	(126,227)
Maintenance charges and mortality adjustments	(5,753)	(12,981)	(3,744)

Increase (decrease) in net assets from contract transactions	35,277	(2,896,113)	(89,590)

Total increase (decrease) in net assets	137,508	(1,930,969)	4,813

Net assets as of December 31, 2024	$2,462,748	$6,092,380	$1,391,740

Investment income (loss):
Dividend distributions	64,833	97,706	39,086
Investment Expenses:
Mortality and expense risk and administrative charges	(16,183)	(47,656)	(5,934)

Net investment income (loss)	48,650	50,050	33,152

Increase (decrease) in net assets from operations:
Capital gain distributions	—	490,632	137,304
Realized capital gain (loss) on investments	7,941	43,991	9,840
Change in unrealized appreciation (depreciation)	151,705	434,254	(13,394)

Net gain (loss) on investments	159,646	968,877	133,750

Net increase (decrease) in net assets from operations	208,296	1,018,927	166,902

Contract owner transactions:
Variable annuity deposits	2,120	16,790	607,005
Terminations, withdrawals and annuity payments	(398,080)	(224,557)	(143,144)
Transfers between subaccounts, net	205,793	224,834	(114,675)
Maintenance charges and mortality adjustments	(7,972)	(12,683)	(1,634)

Increase (decrease) in net assets from contract transactions	(198,139)	4,384	347,552

Total increase (decrease) in net assets	10,157	1,023,311	514,454

Net assets as of December 31, 2025	$2,472,905	$7,115,691	$1,906,194

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA All Cap Value Series	NAA Large Cap Value	NAA Large Cap Value Series
Net assets as of December 31, 2023	$17,297,663	$1,375,631	$19,538,923

Investment income (loss):
Dividend distributions	271,748	18,867	346,708
Investment Expenses:
Mortality and expense risk and administrative charges	(135,802)	(13,043)	(186,916)

Net investment income (loss)	135,946	5,824	159,792

Increase (decrease) in net assets from operations:
Capital gain distributions	861,237	145,946	1,427,832
Realized capital gain (loss) on investments	490,423	9,500	426,124
Change in unrealized appreciation (depreciation)	100,433	(122)	361,704

Net gain (loss) on investments	1,452,093	155,324	2,215,660

Net increase (decrease) in net assets from operations	1,588,039	161,148	2,375,452

Contract owner transactions:
Variable annuity deposits	92,160	17,575	106,911
Terminations, withdrawals and annuity payments	(2,790,799)	(106,162)	(2,526,859)
Transfers between subaccounts, net	(718,976)	(19,468)	704,602
Maintenance charges and mortality adjustments	(63,241)	(2,249)	(86,065)

Increase (decrease) in net assets from contract transactions	(3,480,856)	(110,304)	(1,801,411)

Total increase (decrease) in net assets	(1,892,817)	50,844	574,041

Net assets as of December 31, 2024	$15,404,846	$1,426,475	$20,112,964

Investment income (loss):
Dividend distributions	199,266	9,683	276,302
Investment Expenses:
Mortality and expense risk and administrative charges	(113,166)	(12,893)	(158,377)

Net investment income (loss)	86,100	(3,210)	117,925

Increase (decrease) in net assets from operations:
Capital gain distributions	2,925,474	168,039	3,210,876
Realized capital gain (loss) on investments	345,703	17,785	433,151
Change in unrealized appreciation (depreciation)	(1,778,981)	(9,356)	(1,619,066)

Net gain (loss) on investments	1,492,196	176,468	2,024,961

Net increase (decrease) in net assets from operations	1,578,296	173,258	2,142,886

Contract owner transactions:
Variable annuity deposits	88,864	25,248	487,116
Terminations, withdrawals and annuity payments	(2,528,577)	(236,291)	(2,544,367)
Transfers between subaccounts, net	(463,328)	7,978	(2,663,300)
Maintenance charges and mortality adjustments	(56,892)	(3,338)	(71,834)

Increase (decrease) in net assets from contract transactions	(2,959,933)	(206,403)	(4,792,385)

Total increase (decrease) in net assets	(1,381,637)	(33,145)	(2,649,499)

Net assets as of December 31, 2025	$14,023,209	$1,393,330	$17,463,465

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Core	NAA Large Core Series	NAA Large Growth Series
Net assets as of December 31, 2023	$1,435,042	$13,284,273	$10,561,352

Investment income (loss):
Dividend distributions	40,582	472,489	293,409
Investment Expenses:
Mortality and expense risk and administrative charges	(14,977)	(118,677)	(86,747)

Net investment income (loss)	25,605	353,812	206,662

Increase (decrease) in net assets from operations:
Capital gain distributions	253,587	—	—
Realized capital gain (loss) on investments	47,866	465,637	439,565
Change in unrealized appreciation (depreciation)	23,462	2,546,251	2,390,213

Net gain (loss) on investments	324,915	3,011,888	2,829,778

Net increase (decrease) in net assets from operations	350,520	3,365,700	3,036,440

Contract owner transactions:
Variable annuity deposits	20,449	426,969	115,965
Terminations, withdrawals and annuity payments	(196,638)	(2,260,539)	(950,327)
Transfers between subaccounts, net	(47,778)	1,686,968	(453,800)
Maintenance charges and mortality adjustments	(3,898)	(44,197)	(42,019)

Increase (decrease) in net assets from contract transactions	(227,865)	(190,799)	(1,330,181)

Total increase (decrease) in net assets	122,655	3,174,901	1,706,259

Net assets as of December 31, 2024	$1,557,697	$16,459,174	$12,267,611

Investment income (loss):
Dividend distributions	1,813	406,557	264,953
Investment Expenses:
Mortality and expense risk and administrative charges	(13,062)	(116,939)	(88,130)

Net investment income (loss)	(11,249)	289,618	176,823

Increase (decrease) in net assets from operations:
Capital gain distributions	32,483	2,688,889	2,224,898
Realized capital gain (loss) on investments	20,848	858,071	808,349
Change in unrealized appreciation (depreciation)	140,046	(1,707,078)	(1,596,183)

Net gain (loss) on investments	193,377	1,839,882	1,437,064

Net increase (decrease) in net assets from operations	182,128	2,129,500	1,613,887

Contract owner transactions:
Variable annuity deposits	25,481	155,706	43,626
Terminations, withdrawals and annuity payments	(163,352)	(2,779,470)	(917,143)
Transfers between subaccounts, net	(404,131)	888,791	(1,502,868)
Maintenance charges and mortality adjustments	(2,262)	(50,554)	(38,613)

Increase (decrease) in net assets from contract transactions	(544,264)	(1,785,527)	(2,414,998)

Total increase (decrease) in net assets	(362,136)	343,973	(801,111)

Net assets as of December 31, 2025	$1,195,561	$16,803,147	$11,466,500

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Mid Growth	NAA Mid Growth Series	NAA Opportunity
Net assets as of December 31, 2023	$1,664,035	$10,212,163	$94,331

Investment income (loss):
Dividend distributions	45,722	277,153	1,005
Investment Expenses:
Mortality and expense risk and administrative charges	(16,552)	(79,964)	(907)

Net investment income (loss)	29,170	197,189	98

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(9,936)	166,302	3,537
Change in unrealized appreciation (depreciation)	252,383	1,130,297	5,436

Net gain (loss) on investments	242,447	1,296,599	8,973

Net increase (decrease) in net assets from operations	271,617	1,493,788	9,071

Contract owner transactions:
Variable annuity deposits	19,485	66,339	840
Terminations, withdrawals and annuity payments	(196,644)	(1,955,576)	(8,214)
Transfers between subaccounts, net	40,238	(338,779)	(1)
Maintenance charges and mortality adjustments	(4,244)	(39,102)	(398)

Increase (decrease) in net assets from contract transactions	(141,165)	(2,267,118)	(7,773)

Total increase (decrease) in net assets	130,452	(773,330)	1,298

Net assets as of December 31, 2024	$1,794,487	$9,438,833	$95,629

Investment income (loss):
Dividend distributions	—	211,652	562
Investment Expenses:
Mortality and expense risk and administrative charges	(15,152)	(67,680)	(789)

Net investment income (loss)	(15,152)	143,972	(227)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	326,251	—
Realized capital gain (loss) on investments	2,869	265,906	5,344
Change in unrealized appreciation (depreciation)	27,598	(604,858)	(7,772)

Net gain (loss) on investments	30,467	(12,701)	(2,428)

Net increase (decrease) in net assets from operations	15,315	131,271	(2,655)

Contract owner transactions:
Variable annuity deposits	15,710	93,951	840
Terminations, withdrawals and annuity payments	(226,785)	(1,391,488)	(14,066)
Transfers between subaccounts, net	(22,666)	(951,110)	(228)
Maintenance charges and mortality adjustments	(4,017)	(31,408)	(351)

Increase (decrease) in net assets from contract transactions	(237,758)	(2,280,055)	(13,805)

Total increase (decrease) in net assets	(222,443)	(2,148,784)	(16,460)

Net assets as of December 31, 2025	$1,572,044	$7,290,049	$79,169

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Small Cap Value Series	NAA Small Growth Series	NAA SMid Cap Value
Net assets as of December 31, 2023	$19,120,993	$3,196,848	$11,223,140

Investment income (loss):
Dividend distributions	181,258	92,975	62,952
Investment Expenses:
Mortality and expense risk and administrative charges	(139,241)	(24,912)	(102,361)

Net investment income (loss)	42,017	68,063	(39,409)

Increase (decrease) in net assets from operations:
Capital gain distributions	668,193	—	994,997
Realized capital gain (loss) on investments	739,164	(1,921)	210,498
Change in unrealized appreciation (depreciation)	(239,422)	277,845	(327,378)

Net gain (loss) on investments	1,167,935	275,924	878,117

Net increase (decrease) in net assets from operations	1,209,952	343,987	838,708

Contract owner transactions:
Variable annuity deposits	166,897	51,761	97,942
Terminations, withdrawals and annuity payments	(2,734,503)	(649,974)	(1,300,612)
Transfers between subaccounts, net	(3,678,556)	20,432	(140,524)
Maintenance charges and mortality adjustments	(65,025)	(11,468)	(22,569)

Increase (decrease) in net assets from contract transactions	(6,311,187)	(589,249)	(1,365,763)

Total increase (decrease) in net assets	(5,101,235)	(245,262)	(527,055)

Net assets as of December 31, 2024	$14,019,758	$2,951,586	$10,696,085

Investment income (loss):
Dividend distributions	137,900	73,494	57,203
Investment Expenses:
Mortality and expense risk and administrative charges	(108,163)	(22,506)	(92,971)

Net investment income (loss)	29,737	50,988	(35,768)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,580,582	—	1,211,083
Realized capital gain (loss) on investments	72,787	27,577	116,898
Change in unrealized appreciation (depreciation)	(2,383,883)	73,045	(682,322)

Net gain (loss) on investments	269,486	100,622	645,659

Net increase (decrease) in net assets from operations	299,223	151,610	609,891

Contract owner transactions:
Variable annuity deposits	55,236	2,839	108,273
Terminations, withdrawals and annuity payments	(1,944,903)	(296,401)	(1,326,171)
Transfers between subaccounts, net	1,755,441	(113,602)	32,140
Maintenance charges and mortality adjustments	(47,281)	(9,270)	(23,202)

Increase (decrease) in net assets from contract transactions	(181,507)	(416,434)	(1,208,960)

Total increase (decrease) in net assets	117,716	(264,824)	(599,069)

Net assets as of December 31, 2025	$14,137,474	$2,686,762	$10,097,016

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Smid-Cap Value Series	NAA World Equity Income	NAA World Equity Income Series
Net assets as of December 31, 2023	$32,831,307	$4,907,542	$11,783,762

Investment income (loss):
Dividend distributions	405,044	113,817	322,010
Investment Expenses:
Mortality and expense risk and administrative charges	(265,821)	(46,115)	(100,633)

Net investment income (loss)	139,223	67,702	221,377

Increase (decrease) in net assets from operations:
Capital gain distributions	825,772	212,110	—
Realized capital gain (loss) on investments	1,686,421	79,386	470,771
Change in unrealized appreciation (depreciation)	61,483	129,147	641,464

Net gain (loss) on investments	2,573,676	420,643	1,112,235

Net increase (decrease) in net assets from operations	2,712,899	488,345	1,333,612

Contract owner transactions:
Variable annuity deposits	312,847	87,954	131,278
Terminations, withdrawals and annuity payments	(4,024,768)	(545,985)	(1,360,423)
Transfers between subaccounts, net	(3,968,845)	41,722	(8,955)
Maintenance charges and mortality adjustments	(133,632)	(10,076)	(54,157)

Increase (decrease) in net assets from contract transactions	(7,814,398)	(426,385)	(1,292,257)

Total increase (decrease) in net assets	(5,101,499)	61,960	41,355

Net assets as of December 31, 2024	$27,729,808	$4,969,502	$11,825,117

Investment income (loss):
Dividend distributions	277,619	87,818	213,816
Investment Expenses:
Mortality and expense risk and administrative charges	(208,790)	(44,676)	(95,567)

Net investment income (loss)	68,829	43,142	118,249

Increase (decrease) in net assets from operations:
Capital gain distributions	6,003,688	564,619	1,790,989
Realized capital gain (loss) on investments	526,095	156,826	841,202
Change in unrealized appreciation (depreciation)	(5,051,556)	171,565	(423,677)

Net gain (loss) on investments	1,478,227	893,010	2,208,514

Net increase (decrease) in net assets from operations	1,547,056	936,152	2,326,763

Contract owner transactions:
Variable annuity deposits	152,459	85,616	181,680
Terminations, withdrawals and annuity payments	(3,604,083)	(629,362)	(1,979,815)
Transfers between subaccounts, net	(1,372,663)	(417,246)	(608,102)
Maintenance charges and mortality adjustments	(105,143)	(10,350)	(48,965)

Increase (decrease) in net assets from contract transactions	(4,929,430)	(971,342)	(2,455,202)

Total increase (decrease) in net assets	(3,382,374)	(35,190)	(128,439)

Net assets as of December 31, 2025	$24,347,434	$4,934,312	$11,696,678

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Neuberger Berman AMT Quality Equity Portfolio Class I	Neuberger Berman AMT Quality Equity Portfolio Class S(b)	Neuberger Berman Core Bond
Net assets as of December 31, 2023	$3,456,160	$5,580,656	$2,419,027

Investment income (loss):
Dividend distributions	7,343	—	112,326
Investment Expenses:
Mortality and expense risk and administrative charges	(49,463)	(47,251)	(25,330)

Net investment income (loss)	(42,120)	(47,251)	86,996

Increase (decrease) in net assets from operations:
Capital gain distributions	158,199	305,658	—
Realized capital gain (loss) on investments	292,329	329,503	(46,104)
Change in unrealized appreciation (depreciation)	343,584	725,329	(13,847)

Net gain (loss) on investments	794,112	1,360,490	(59,951)

Net increase (decrease) in net assets from operations	751,992	1,313,239	27,045

Contract owner transactions:
Variable annuity deposits	37,169	42,537	38,663
Terminations, withdrawals and annuity payments	(449,360)	(703,311)	(313,927)
Transfers between subaccounts, net	(362,262)	1,095,067	483,812
Maintenance charges and mortality adjustments	(16,919)	(20,692)	(7,764)

Increase (decrease) in net assets from contract transactions	(791,372)	413,601	200,784

Total increase (decrease) in net assets	(39,380)	1,726,840	227,829

Net assets as of December 31, 2024	$3,416,780	$7,307,496	$2,646,856

Investment income (loss):
Dividend distributions	—	—	111,661
Investment Expenses:
Mortality and expense risk and administrative charges	(46,092)	(53,981)	(24,977)

Net investment income (loss)	(46,092)	(53,981)	86,684

Increase (decrease) in net assets from operations:
Capital gain distributions	188,256	377,230	—
Realized capital gain (loss) on investments	315,462	742,808	(64,386)
Change in unrealized appreciation (depreciation)	(72,218)	(214,787)	118,971

Net gain (loss) on investments	431,500	905,251	54,585

Net increase (decrease) in net assets from operations	385,408	851,270	141,269

Contract owner transactions:
Variable annuity deposits	23,229	90,193	31,998
Terminations, withdrawals and annuity payments	(674,915)	(907,209)	(455,766)
Transfers between subaccounts, net	105,582	(721,119)	384,537
Maintenance charges and mortality adjustments	(15,603)	(21,238)	(9,774)

Increase (decrease) in net assets from contract transactions	(561,707)	(1,559,373)	(49,005)

Total increase (decrease) in net assets	(176,299)	(708,103)	92,264

Net assets as of December 31, 2025	$3,240,481	$6,599,393	$2,739,120

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Neuberger Large Cap Value Fund(b)	Neuberger Quality Equity Fund(b)	Nomura VIP Asset Strategy Series(b)
Net assets as of December 31, 2023	$835,703	$1,468,628	$1,237,210

Investment income (loss):
Dividend distributions	11,499	—	22,937
Investment Expenses:
Mortality and expense risk and administrative charges	(7,481)	(14,468)	(9,406)

Net investment income (loss)	4,018	(14,468)	13,531

Increase (decrease) in net assets from operations:
Capital gain distributions	—	90,950	46,065
Realized capital gain (loss) on investments	69,258	52,199	(2,066)
Change in unrealized appreciation (depreciation)	11,764	237,642	75,828

Net gain (loss) on investments	81,022	380,791	119,827

Net increase (decrease) in net assets from operations	85,040	366,323	133,358

Contract owner transactions:
Variable annuity deposits	13,910	58,916	16,130
Terminations, withdrawals and annuity payments	(257,549)	(134,256)	(143,190)
Transfers between subaccounts, net	(12,163)	(124,159)	(72,320)
Maintenance charges and mortality adjustments	(1,303)	(5,147)	(3,213)

Increase (decrease) in net assets from contract transactions	(257,105)	(204,646)	(202,593)

Total increase (decrease) in net assets	(172,065)	161,677	(69,235)

Net assets as of December 31, 2024	$663,638	$1,630,305	$1,167,975

Investment income (loss):
Dividend distributions	6,888	—	16,365
Investment Expenses:
Mortality and expense risk and administrative charges	(5,837)	(14,822)	(9,084)

Net investment income (loss)	1,051	(14,822)	7,281

Increase (decrease) in net assets from operations:
Capital gain distributions	27,821	37,804	83,718
Realized capital gain (loss) on investments	40,455	88,334	6,726
Change in unrealized appreciation (depreciation)	41,354	133,894	78,107

Net gain (loss) on investments	109,630	260,032	168,551

Net increase (decrease) in net assets from operations	110,681	245,210	175,832

Contract owner transactions:
Variable annuity deposits	9,433	33,039	14,767
Terminations, withdrawals and annuity payments	(114,055)	(115,890)	(107,424)
Transfers between subaccounts, net	(55,989)	(150,160)	100,058
Maintenance charges and mortality adjustments	(1,005)	(4,916)	(3,130)

Increase (decrease) in net assets from contract transactions	(161,616)	(237,927)	4,271

Total increase (decrease) in net assets	(50,935)	7,283	180,103

Net assets as of December 31, 2025	$612,703	$1,637,588	$1,348,078

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Balanced Series(b)	Nomura VIP Core Equity Series(b)	Nomura VIP Energy Series(b)
Net assets as of December 31, 2023	$117,064	$214,639	$110,623

Investment income (loss):
Dividend distributions	1,663	795	3,768
Investment Expenses:
Mortality and expense risk and administrative charges	(315)	(588)	(482)

Net investment income (loss)	1,348	207	3,286

Increase (decrease) in net assets from operations:
Capital gain distributions	—	23,329	—
Realized capital gain (loss) on investments	(1,014)	1,693	5,883
Change in unrealized appreciation (depreciation)	17,355	26,695	(10,377)

Net gain (loss) on investments	16,341	51,717	(4,494)

Net increase (decrease) in net assets from operations	17,689	51,924	(1,208)

Contract owner transactions:
Variable annuity deposits	—	2,211	15,280
Terminations, withdrawals and annuity payments	(8,915)	(7,349)	(4,914)
Transfers between subaccounts, net	(14)	(15,012)	(5,466)
Maintenance charges and mortality adjustments	(252)	(220)	(90)

Increase (decrease) in net assets from contract transactions	(9,181)	(20,370)	4,810

Total increase (decrease) in net assets	8,508	31,554	3,602

Net assets as of December 31, 2024	$125,572	$246,193	$114,225

Investment income (loss):
Dividend distributions	1,547	411	1,164
Investment Expenses:
Mortality and expense risk and administrative charges	(310)	(649)	(287)

Net investment income (loss)	1,237	(238)	877

Increase (decrease) in net assets from operations:
Capital gain distributions	4,682	37,949	—
Realized capital gain (loss) on investments	(802)	1,644	(257)
Change in unrealized appreciation (depreciation)	8,403	(2,997)	12,414

Net gain (loss) on investments	12,283	36,596	12,157

Net increase (decrease) in net assets from operations	13,520	36,358	13,034

Contract owner transactions:
Variable annuity deposits	—	13,070	—
Terminations, withdrawals and annuity payments	(13,633)	(17,353)	(18,247)
Transfers between subaccounts, net	—	241	(543)
Maintenance charges and mortality adjustments	(248)	(233)	(54)

Increase (decrease) in net assets from contract transactions	(13,881)	(4,275)	(18,844)

Total increase (decrease) in net assets	(361)	32,083	(5,810)

Net assets as of December 31, 2025	$125,211	$278,276	$108,415

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Global Growth Series(b)	Nomura VIP Growth Series(b)	Nomura VIP High Income Series(b)
Net assets as of December 31, 2023	$2,118	$245,916	$430,670

Investment income (loss):
Dividend distributions	1,297	—	32,459
Investment Expenses:
Mortality and expense risk and administrative charges	(202)	(535)	(4,205)

Net investment income (loss)	1,095	(535)	28,254

Increase (decrease) in net assets from operations:
Capital gain distributions	1,055	35,992	—
Realized capital gain (loss) on investments	3,134	13,985	(10,851)
Change in unrealized appreciation (depreciation)	5,479	(178)	4,941

Net gain (loss) on investments	9,668	49,799	(5,910)

Net increase (decrease) in net assets from operations	10,763	49,264	22,344

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(55,893)	(170,630)	(3,113)
Transfers between subaccounts, net	134,825	(2,120)	(28,815)
Maintenance charges and mortality adjustments	(152)	(305)	(144)

Increase (decrease) in net assets from contract transactions	78,780	(173,055)	(32,072)

Total increase (decrease) in net assets	89,543	(123,791)	(9,728)

Net assets as of December 31, 2024	$91,661	$122,125	$420,942

Investment income (loss):
Dividend distributions	190	—	27,949
Investment Expenses:
Mortality and expense risk and administrative charges	(209)	(158)	(3,803)

Net investment income (loss)	(19)	(158)	24,146

Increase (decrease) in net assets from operations:
Capital gain distributions	10,193	25,902	139
Realized capital gain (loss) on investments	8,604	(16,238)	(5,953)
Change in unrealized appreciation (depreciation)	(4,180)	(14,454)	4,199

Net gain (loss) on investments	14,617	(4,790)	(1,615)

Net increase (decrease) in net assets from operations	14,598	(4,948)	22,531

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(92,379)	(33)	(36,208)
Transfers between subaccounts, net	(891)	(117,140)	(51,654)
Maintenance charges and mortality adjustments	(137)	(4)	(103)

Increase (decrease) in net assets from contract transactions	(93,407)	(117,177)	(87,965)

Total increase (decrease) in net assets	(78,809)	(122,125)	(65,434)

Net assets as of December 31, 2025	$12,852	$—	$355,508

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP International Core Equity Series(b)	Nomura VIP Limited+Term Bond Series(b)	Nomura VIP Mid Cap Growth Series(b)
Net assets as of December 31, 2023	$325,050	$14,080	$235,184

Investment income (loss):
Dividend distributions	4,474	656	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,073)	(37)	(1,460)

Net investment income (loss)	3,401	619	(1,460)

Increase (decrease) in net assets from operations:
Capital gain distributions	810	—	6,162
Realized capital gain (loss) on investments	5,633	(16)	(5,460)
Change in unrealized appreciation (depreciation)	44	(24)	6,088

Net gain (loss) on investments	6,487	(40)	6,790

Net increase (decrease) in net assets from operations	9,888	579	5,330

Contract owner transactions:
Variable annuity deposits	181,922	—	170
Terminations, withdrawals and annuity payments	(168,623)	(219)	(1,612)
Transfers between subaccounts, net	—	310	(28,688)
Maintenance charges and mortality adjustments	(351)	(29)	(352)

Increase (decrease) in net assets from contract transactions	12,948	62	(30,482)

Total increase (decrease) in net assets	22,836	641	(25,152)

Net assets as of December 31, 2024	$347,886	$14,721	$210,032

Investment income (loss):
Dividend distributions	1,560	634	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,183)	(37)	(1,101)

Net investment income (loss)	377	597	(1,101)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,126	—	43,701
Realized capital gain (loss) on investments	274	(16)	(29,585)
Change in unrealized appreciation (depreciation)	61,808	64	(5,186)

Net gain (loss) on investments	81,208	48	8,930

Net increase (decrease) in net assets from operations	81,585	645	7,829

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(1,833)	(225)	(23,426)
Transfers between subaccounts, net	(4,200)	—	(87,046)
Maintenance charges and mortality adjustments	(77)	(29)	(269)

Increase (decrease) in net assets from contract transactions	(6,110)	(254)	(110,741)

Total increase (decrease) in net assets	75,475	391	(102,912)

Net assets as of December 31, 2025	$423,361	$15,112	$107,120

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Natural Resources Series(b)	Nomura VIP Science And Technology Series(b)	Nomura VIP Small Cap Growth Series(b)
Net assets as of December 31, 2023	$224,016	$216,307	$286,395

Investment income (loss):
Dividend distributions	11,409	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(560)	(1,863)	(1,270)

Net investment income (loss)	10,849	(1,863)	(1,270)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,275	—
Realized capital gain (loss) on investments	2,712	379	(32,372)
Change in unrealized appreciation (depreciation)	(15,346)	57,629	64,560

Net gain (loss) on investments	(12,634)	65,283	32,188

Net increase (decrease) in net assets from operations	(1,785)	63,420	30,918

Contract owner transactions:
Variable annuity deposits	—	1,220	7,050
Terminations, withdrawals and annuity payments	(17,541)	(36,637)	(27,637)
Transfers between subaccounts, net	(6,481)	741	(111,023)
Maintenance charges and mortality adjustments	(348)	(431)	(337)

Increase (decrease) in net assets from contract transactions	(24,370)	(35,107)	(131,947)

Total increase (decrease) in net assets	(26,155)	28,313	(101,029)

Net assets as of December 31, 2024	$197,861	$244,620	$185,366

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(585)	(1,753)	(1,020)

Net investment income (loss)	(585)	(1,753)	(1,020)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	37,463	—
Realized capital gain (loss) on investments	847	17,453	(9,319)
Change in unrealized appreciation (depreciation)	72,511	18,227	34,813

Net gain (loss) on investments	73,358	73,143	25,494

Net increase (decrease) in net assets from operations	72,773	71,390	24,474

Contract owner transactions:
Variable annuity deposits	—	7,361	56,618
Terminations, withdrawals and annuity payments	(4,696)	(87,341)	(6,139)
Transfers between subaccounts, net	—	(19,893)	(35,603)
Maintenance charges and mortality adjustments	(348)	(409)	(372)

Increase (decrease) in net assets from contract transactions	(5,044)	(100,282)	14,504

Total increase (decrease) in net assets	67,729	(28,892)	38,978

Net assets as of December 31, 2025	$265,590	$215,728	$224,344

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Nomura VIP Smid Cap Core Series(b)	Nomura VIP Value Series(b)	North Square Spectrum Alpha
Net assets as of December 31, 2023	$165,600	$152,081	$2,676

Investment income (loss):
Dividend distributions	655	2,526	—
Investment Expenses:
Mortality and expense risk and administrative charges	(850)	(227)	(26)

Net investment income (loss)	(195)	2,299	(26)

Increase (decrease) in net assets from operations:
Capital gain distributions	366	17,628	—
Realized capital gain (loss) on investments	(1,050)	(34,214)	(18)
Change in unrealized appreciation (depreciation)	24,126	24,847	422

Net gain (loss) on investments	23,442	8,261	404

Net increase (decrease) in net assets from operations	23,247	10,560	378

Contract owner transactions:
Variable annuity deposits	40,747	—	80
Terminations, withdrawals and annuity payments	(114,868)	(153,030)	—
Transfers between subaccounts, net	(18,101)	(79)	—
Maintenance charges and mortality adjustments	(250)	(274)	(17)

Increase (decrease) in net assets from contract transactions	(92,472)	(153,383)	63

Total increase (decrease) in net assets	(69,225)	(142,823)	441

Net assets as of December 31, 2024	$96,375	$9,258	$3,117

Investment income (loss):
Dividend distributions	139	192	—
Investment Expenses:
Mortality and expense risk and administrative charges	(413)	(21)	(28)

Net investment income (loss)	(274)	171	(28)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,067	932	—
Realized capital gain (loss) on investments	(5,305)	(599)	(15)
Change in unrealized appreciation (depreciation)	3,440	214	318

Net gain (loss) on investments	2,202	547	303

Net increase (decrease) in net assets from operations	1,928	718	275

Contract owner transactions:
Variable annuity deposits	—	—	120
Terminations, withdrawals and annuity payments	(54,687)	(2,146)	—
Transfers between subaccounts, net	(34,689)	—	—
Maintenance charges and mortality adjustments	(27)	(16)	(19)

Increase (decrease) in net assets from contract transactions	(89,403)	(2,162)	101

Total increase (decrease) in net assets	(87,475)	(1,444)	376

Net assets as of December 31, 2025	$8,900	$7,814	$3,493

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Northern Global Tactical Asset Allocation	Northern Large Cap Core	Northern Large Cap Value
Net assets as of December 31, 2023	$96,797	$127,531	$405,574

Investment income (loss):
Dividend distributions	3,197	1,701	4,997
Investment Expenses:
Mortality and expense risk and administrative charges	(908)	(1,341)	(4,144)

Net investment income (loss)	2,289	360	853

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,823	15,474
Realized capital gain (loss) on investments	1,510	621	43,337
Change in unrealized appreciation (depreciation)	3,160	19,449	3,770

Net gain (loss) on investments	4,670	31,893	62,581

Net increase (decrease) in net assets from operations	6,959	32,253	63,434

Contract owner transactions:
Variable annuity deposits	784	2,345	12,292
Terminations, withdrawals and annuity payments	(15,138)	(378)	(93,065)
Transfers between subaccounts, net	5,399	(61)	(103,240)
Maintenance charges and mortality adjustments	(437)	(536)	(1,828)

Increase (decrease) in net assets from contract transactions	(9,392)	1,370	(185,841)

Total increase (decrease) in net assets	(2,433)	33,623	(122,407)

Net assets as of December 31, 2024	$94,364	$161,154	$283,167

Investment income (loss):
Dividend distributions	3,437	1,514	6,828
Investment Expenses:
Mortality and expense risk and administrative charges	(957)	(1,337)	(2,917)

Net investment income (loss)	2,480	177	3,911

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,157	10,849
Realized capital gain (loss) on investments	860	10,563	5,199
Change in unrealized appreciation (depreciation)	10,399	6,725	36,988

Net gain (loss) on investments	11,259	28,445	53,036

Net increase (decrease) in net assets from operations	13,739	28,622	56,947

Contract owner transactions:
Variable annuity deposits	—	1,595	7,041
Terminations, withdrawals and annuity payments	(3,770)	(24,313)	(32,229)
Transfers between subaccounts, net	7,402	(7,213)	80,261
Maintenance charges and mortality adjustments	(424)	(947)	(1,357)

Increase (decrease) in net assets from contract transactions	3,208	(30,878)	53,716

Total increase (decrease) in net assets	16,947	(2,256)	110,663

Net assets as of December 31, 2025	$111,311	$158,898	$393,830

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PGIM Focused Growth	PGIM Jennison Mid-Cap Growth	PGIM Jennison Natural Resources
Net assets as of December 31, 2023	$2,817,235	$171,190	$37,158

Investment income (loss):
Dividend distributions	—	—	158
Investment Expenses:
Mortality and expense risk and administrative charges	(27,924)	(2,035)	(212)

Net investment income (loss)	(27,924)	(2,035)	(54)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	15,597	—
Realized capital gain (loss) on investments	22,389	(7,788)	4,591
Change in unrealized appreciation (depreciation)	814,116	18,921	(2,484)

Net gain (loss) on investments	836,505	26,730	2,107

Net increase (decrease) in net assets from operations	808,581	24,695	2,053

Contract owner transactions:
Variable annuity deposits	31,093	8,191	1,290
Terminations, withdrawals and annuity payments	(378,573)	(37,081)	(4,175)
Transfers between subaccounts, net	3,218	74,053	(19,880)
Maintenance charges and mortality adjustments	(4,835)	(879)	(173)

Increase (decrease) in net assets from contract transactions	(349,097)	44,284	(22,938)

Total increase (decrease) in net assets	459,484	68,979	(20,885)

Net assets as of December 31, 2024	$3,276,719	$240,169	$16,273

Investment income (loss):
Dividend distributions	—	—	187
Investment Expenses:
Mortality and expense risk and administrative charges	(29,118)	(2,374)	(145)

Net investment income (loss)	(29,118)	(2,374)	42

Increase (decrease) in net assets from operations:
Capital gain distributions	139,284	30,560	—
Realized capital gain (loss) on investments	59,226	(3,865)	513
Change in unrealized appreciation (depreciation)	271,785	(30,972)	4,932

Net gain (loss) on investments	470,295	(4,277)	5,445

Net increase (decrease) in net assets from operations	441,177	(6,651)	5,487

Contract owner transactions:
Variable annuity deposits	37,188	21,397	720
Terminations, withdrawals and annuity payments	(272,892)	(15,453)	(292)
Transfers between subaccounts, net	(58,745)	44,628	(2,017)
Maintenance charges and mortality adjustments	(5,022)	(796)	(62)

Increase (decrease) in net assets from contract transactions	(299,471)	49,776	(1,651)

Total increase (decrease) in net assets	141,706	43,125	3,836

Net assets as of December 31, 2025	$3,418,425	$283,294	$20,109

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PGIM Jennison Small Company	PGIM Quant Solutions Small- Cap Value(d)	PIMCO All Asset
Net assets as of December 31, 2023	$517,528	$269,545	$193,993

Investment income (loss):
Dividend distributions	2,321	2,687	8,372
Investment Expenses:
Mortality and expense risk and administrative charges	(4,548)	(2,093)	(1,548)

Net investment income (loss)	(2,227)	594	6,824

Increase (decrease) in net assets from operations:
Capital gain distributions	10,269	24,072	—
Realized capital gain (loss) on investments	(9,724)	(7,239)	(3,144)
Change in unrealized appreciation (depreciation)	63,041	(9,941)	562

Net gain (loss) on investments	63,586	6,892	(2,582)

Net increase (decrease) in net assets from operations	61,359	7,486	4,242

Contract owner transactions:
Variable annuity deposits	6,234	2,900	2,580
Terminations, withdrawals and annuity payments	(117,823)	(54,272)	(39,567)
Transfers between subaccounts, net	(21,878)	(5,316)	(5,270)
Maintenance charges and mortality adjustments	(1,706)	(658)	(627)

Increase (decrease) in net assets from contract transactions	(135,173)	(57,346)	(42,884)

Total increase (decrease) in net assets	(73,814)	(49,860)	(38,642)

Net assets as of December 31, 2024	$443,714	$219,685	$155,351

Investment income (loss):
Dividend distributions	748	1,292	10,964
Investment Expenses:
Mortality and expense risk and administrative charges	(3,531)	(1,664)	(1,284)

Net investment income (loss)	(2,783)	(372)	9,680

Increase (decrease) in net assets from operations:
Capital gain distributions	27,882	690	—
Realized capital gain (loss) on investments	(10,149)	(10,507)	(3,368)
Change in unrealized appreciation (depreciation)	1,634	30,327	9,660

Net gain (loss) on investments	19,367	20,510	6,292

Net increase (decrease) in net assets from operations	16,584	20,138	15,972

Contract owner transactions:
Variable annuity deposits	5,205	900	2,160
Terminations, withdrawals and annuity payments	(70,087)	(13,596)	(8,921)
Transfers between subaccounts, net	(13,516)	(32,697)	(21,009)
Maintenance charges and mortality adjustments	(1,254)	(534)	(575)

Increase (decrease) in net assets from contract transactions	(79,652)	(45,927)	(28,345)

Total increase (decrease) in net assets	(63,068)	(25,789)	(12,373)

Net assets as of December 31, 2025	$380,646	$193,896	$142,978

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO CommodityRealReturn Strategy	PIMCO Emerging Markets Bond	PIMCO High Yield
Net assets as of December 31, 2023	$78,002	$37,867	$1,270,244

Investment income (loss):
Dividend distributions	2,261	2,374	69,345
Investment Expenses:
Mortality and expense risk and administrative charges	(721)	(333)	(10,967)

Net investment income (loss)	1,540	2,041	58,378

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(10,903)	(1,844)	(26,400)
Change in unrealized appreciation (depreciation)	12,516	1,646	28,595

Net gain (loss) on investments	1,613	(198)	2,195

Net increase (decrease) in net assets from operations	3,153	1,843	60,573

Contract owner transactions:
Variable annuity deposits	2,417	1,234	24,254
Terminations, withdrawals and annuity payments	(12,082)	(1,996)	(155,600)
Transfers between subaccounts, net	(938)	16,125	(26,382)
Maintenance charges and mortality adjustments	(335)	(171)	(2,486)

Increase (decrease) in net assets from contract transactions	(10,938)	15,192	(160,214)

Total increase (decrease) in net assets	(7,785)	17,035	(99,641)

Net assets as of December 31, 2024	$70,217	$54,902	$1,170,603

Investment income (loss):
Dividend distributions	5,273	3,861	66,028
Investment Expenses:
Mortality and expense risk and administrative charges	(587)	(524)	(10,229)

Net investment income (loss)	4,686	3,337	55,799

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(9,769)	(1,308)	(14,144)
Change in unrealized appreciation (depreciation)	16,033	5,345	35,695

Net gain (loss) on investments	6,264	4,037	21,551

Net increase (decrease) in net assets from operations	10,950	7,374	77,350

Contract owner transactions:
Variable annuity deposits	2,056	1,521	17,388
Terminations, withdrawals and annuity payments	(5,140)	(2,214)	(193,016)
Transfers between subaccounts, net	9,101	(11,923)	21,603
Maintenance charges and mortality adjustments	(221)	(251)	(3,136)

Increase (decrease) in net assets from contract transactions	5,796	(12,867)	(157,161)

Total increase (decrease) in net assets	16,746	(5,493)	(79,811)

Net assets as of December 31, 2025	$86,963	$49,409	$1,090,792

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO International Bond (U.S. Dollar-Hedged)	PIMCO Low Duration	PIMCO Real Return
Net assets as of December 31, 2023	$4,241,906	$139,566	$837,308

Investment income (loss):
Dividend distributions	149,176	3,525	18,509
Investment Expenses:
Mortality and expense risk and administrative charges	(38,374)	(900)	(6,908)

Net investment income (loss)	110,802	2,625	11,601

Increase (decrease) in net assets from operations:
Capital gain distributions	26,788	—	—
Realized capital gain (loss) on investments	(53,625)	(1,358)	(20,997)
Change in unrealized appreciation (depreciation)	78,941	1,876	17,185

Net gain (loss) on investments	52,104	518	(3,812)

Net increase (decrease) in net assets from operations	162,906	3,143	7,789

Contract owner transactions:
Variable annuity deposits	98,564	2,214	23,501
Terminations, withdrawals and annuity payments	(566,564)	(93,270)	(119,703)
Transfers between subaccounts, net	170,247	1,211	(18,981)
Maintenance charges and mortality adjustments	(9,362)	(1,108)	(2,083)

Increase (decrease) in net assets from contract transactions	(307,115)	(90,953)	(117,266)

Total increase (decrease) in net assets	(144,209)	(87,810)	(109,477)

Net assets as of December 31, 2024	$4,097,697	$51,756	$727,831

Investment income (loss):
Dividend distributions	130,480	1,798	25,163
Investment Expenses:
Mortality and expense risk and administrative charges	(33,337)	(446)	(6,885)

Net investment income (loss)	97,143	1,352	18,278

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(63,350)	(42)	(10,667)
Change in unrealized appreciation (depreciation)	61,656	619	40,915

Net gain (loss) on investments	(1,694)	577	30,248

Net increase (decrease) in net assets from operations	95,449	1,929	48,526

Contract owner transactions:
Variable annuity deposits	107,249	1,737	20,168
Terminations, withdrawals and annuity payments	(630,035)	(352)	(103,003)
Transfers between subaccounts, net	(501,795)	(4,231)	56,666
Maintenance charges and mortality adjustments	(8,490)	(100)	(2,315)

Increase (decrease) in net assets from contract transactions	(1,033,071)	(2,946)	(28,484)

Total increase (decrease) in net assets	(937,622)	(1,017)	20,042

Net assets as of December 31, 2025	$3,160,075	$50,739	$747,873

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO StocksPLUS® Small Fund	PIMCO Total Return	PIMCO VIT All Asset Administrative
Net assets as of December 31, 2023	$389,037	$1,608,020	$4,517,732

Investment income (loss):
Dividend distributions	17,254	59,261	271,180
Investment Expenses:
Mortality and expense risk and administrative charges	(3,628)	(13,605)	(32,246)

Net investment income (loss)	13,626	45,656	238,934

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(9,074)	(59,382)	(166,635)
Change in unrealized appreciation (depreciation)	36,858	30,965	55,926

Net gain (loss) on investments	27,784	(28,417)	(110,709)

Net increase (decrease) in net assets from operations	41,410	17,239	128,225

Contract owner transactions:
Variable annuity deposits	11,660	56,638	19,642
Terminations, withdrawals and annuity payments	(22,115)	(249,091)	(636,191)
Transfers between subaccounts, net	6,591	(61,697)	(226,578)
Maintenance charges and mortality adjustments	(484)	(4,415)	(16,981)

Increase (decrease) in net assets from contract transactions	(4,348)	(258,565)	(860,108)

Total increase (decrease) in net assets	37,062	(241,326)	(731,883)

Net assets as of December 31, 2024	$426,099	$1,366,694	$3,785,849

Investment income (loss):
Dividend distributions	32,198	50,900	168,210
Investment Expenses:
Mortality and expense risk and administrative charges	(3,474)	(11,574)	(27,747)

Net investment income (loss)	28,724	39,326	140,463

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(13,819)	(43,542)	(105,951)
Change in unrealized appreciation (depreciation)	33,907	98,942	417,328

Net gain (loss) on investments	20,088	55,400	311,377

Net increase (decrease) in net assets from operations	48,812	94,726	451,840

Contract owner transactions:
Variable annuity deposits	8,028	41,693	2,584
Terminations, withdrawals and annuity payments	(43,459)	(185,493)	(575,293)
Transfers between subaccounts, net	(48,179)	(65,672)	(75,373)
Maintenance charges and mortality adjustments	(345)	(3,902)	(14,383)

Increase (decrease) in net assets from contract transactions	(83,955)	(213,374)	(662,465)

Total increase (decrease) in net assets	(35,143)	(118,648)	(210,625)

Net assets as of December 31, 2025	$390,956	$1,248,046	$3,575,224

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT All Asset Advisor	PIMCO VIT CommodityRealReturn Strategy Administrative	PIMCO VIT CommodityRealReturn Strategy Advisor
Net assets as of December 31, 2023	$915,275	$4,505,201	$180,337

Investment income (loss):
Dividend distributions	58,370	88,314	4,473
Investment Expenses:
Mortality and expense risk and administrative charges	(2,372)	(34,079)	(661)

Net investment income (loss)	55,998	54,235	3,812

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,322)	(597,042)	(11,595)
Change in unrealized appreciation (depreciation)	(20,898)	695,233	19,568

Net gain (loss) on investments	(25,220)	98,191	7,973

Net increase (decrease) in net assets from operations	30,778	152,426	11,785

Contract owner transactions:
Variable annuity deposits	—	39,140	3,503
Terminations, withdrawals and annuity payments	(36,420)	(541,632)	(6,245)
Transfers between subaccounts, net	(16,809)	(696,258)	34,951
Maintenance charges and mortality adjustments	(635)	(14,776)	(222)

Increase (decrease) in net assets from contract transactions	(53,864)	(1,213,526)	31,987

Total increase (decrease) in net assets	(23,086)	(1,061,100)	43,772

Net assets as of December 31, 2024	$892,189	$3,444,101	$224,109

Investment income (loss):
Dividend distributions	42,503	104,488	5,324
Investment Expenses:
Mortality and expense risk and administrative charges	(2,391)	(28,771)	(626)

Net investment income (loss)	40,112	75,717	4,698

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(292)	(189,686)	(15,916)
Change in unrealized appreciation (depreciation)	83,111	724,433	41,502

Net gain (loss) on investments	82,819	534,747	25,586

Net increase (decrease) in net assets from operations	122,931	610,464	30,284

Contract owner transactions:
Variable annuity deposits	—	93,385	13,837
Terminations, withdrawals and annuity payments	(12,836)	(614,139)	(896)
Transfers between subaccounts, net	(22,443)	213,563	(121,811)
Maintenance charges and mortality adjustments	(596)	(12,318)	(268)

Increase (decrease) in net assets from contract transactions	(35,875)	(319,509)	(109,138)

Total increase (decrease) in net assets	87,056	290,955	(78,854)

Net assets as of December 31, 2025	$979,245	$3,735,056	$145,255

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Managed Asset Allocation
Net assets as of December 31, 2023	$1,882,624	$48,019	$125,921

Investment income (loss):
Dividend distributions	155,647	507	4,204
Investment Expenses:
Mortality and expense risk and administrative charges	(21,718)	(43)	(591)

Net investment income (loss)	133,929	464	3,613

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	9,474	(5,243)	(8,742)
Change in unrealized appreciation (depreciation)	50,902	4,182	18,343

Net gain (loss) on investments	60,376	(1,061)	9,601

Net increase (decrease) in net assets from operations	194,305	(597)	13,214

Contract owner transactions:
Variable annuity deposits	99,102	—	10,073
Terminations, withdrawals and annuity payments	(263,625)	—	(398)
Transfers between subaccounts, net	(124,245)	(39,937)	(60,781)
Maintenance charges and mortality adjustments	(9,196)	(23)	(256)

Increase (decrease) in net assets from contract transactions	(297,964)	(39,960)	(51,362)

Total increase (decrease) in net assets	(103,659)	(40,557)	(38,148)

Net assets as of December 31, 2024	$1,778,965	$7,462	$87,773

Investment income (loss):
Dividend distributions	122,078	353	4,068
Investment Expenses:
Mortality and expense risk and administrative charges	(11,938)	(20)	(558)

Net investment income (loss)	110,140	333	3,510

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(14,039)	(3)	(2,528)
Change in unrealized appreciation (depreciation)	143,886	592	14,069

Net gain (loss) on investments	129,847	589	11,541

Net increase (decrease) in net assets from operations	239,987	922	15,051

Contract owner transactions:
Variable annuity deposits	25,477	—	—
Terminations, withdrawals and annuity payments	(200,939)	—	—
Transfers between subaccounts, net	(15,266)	—	(62,652)
Maintenance charges and mortality adjustments	(5,112)	(24)	(148)

Increase (decrease) in net assets from contract transactions	(195,840)	(24)	(62,800)

Total increase (decrease) in net assets	44,147	898	(47,749)

Net assets as of December 31, 2025	$1,823,112	$8,360	$40,024

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT High Yield	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT International Bond Portfolio (Unhedged)
Net assets as of December 31, 2023	$287,514	$8,065,915	$69,255

Investment income (loss):
Dividend distributions	20,132	253,420	5,821
Investment Expenses:
Mortality and expense risk and administrative charges	(886)	(54,035)	(433)

Net investment income (loss)	19,246	199,385	5,388

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,942)	(116,475)	(1,649)
Change in unrealized appreciation (depreciation)	8,938	235,397	(6,285)

Net gain (loss) on investments	4,996	118,922	(7,934)

Net increase (decrease) in net assets from operations	24,242	318,307	(2,546)

Contract owner transactions:
Variable annuity deposits	128,293	79,085	—
Terminations, withdrawals and annuity payments	(16,555)	(984,124)	(9,038)
Transfers between subaccounts, net	(117,865)	(675,279)	125,489
Maintenance charges and mortality adjustments	(428)	(21,466)	(279)

Increase (decrease) in net assets from contract transactions	(6,555)	(1,601,784)	116,172

Total increase (decrease) in net assets	17,687	(1,283,477)	113,626

Net assets as of December 31, 2024	$305,201	$6,782,438	$182,881

Investment income (loss):
Dividend distributions	16,006	222,733	6,259
Investment Expenses:
Mortality and expense risk and administrative charges	(648)	(48,458)	(461)

Net investment income (loss)	15,358	174,275	5,798

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(3,732)	(55,517)	(1,492)
Change in unrealized appreciation (depreciation)	8,467	82,188	13,191

Net gain (loss) on investments	4,735	26,671	11,699

Net increase (decrease) in net assets from operations	20,093	200,946	17,497

Contract owner transactions:
Variable annuity deposits	75,371	59,390	21,986
Terminations, withdrawals and annuity payments	(69,877)	(742,065)	(58,285)
Transfers between subaccounts, net	(92,542)	(516,172)	(76)
Maintenance charges and mortality adjustments	(168)	(17,156)	(275)

Increase (decrease) in net assets from contract transactions	(87,216)	(1,216,003)	(36,650)

Total increase (decrease) in net assets	(67,123)	(1,015,057)	(19,153)

Net assets as of December 31, 2025	$238,078	$5,767,381	$163,728

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Low Duration Administrative(d)	PIMCO VIT Low Duration Advisor	PIMCO VIT Real Return Administrative(d)
Net assets as of December 31, 2023	$28,326,340	$477,194	$16,403,665

Investment income (loss):
Dividend distributions	1,034,831	18,930	409,970
Investment Expenses:
Mortality and expense risk and administrative charges	(238,457)	(1,236)	(149,611)

Net investment income (loss)	796,374	17,694	260,359

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(308,687)	(918)	(482,034)
Change in unrealized appreciation (depreciation)	389,929	2,858	405,333

Net gain (loss) on investments	81,242	1,940	(76,701)

Net increase (decrease) in net assets from operations	877,616	19,634	183,658

Contract owner transactions:
Variable annuity deposits	145,969	22,387	213,026
Terminations, withdrawals and annuity payments	(3,127,695)	(19,180)	(1,850,909)
Transfers between subaccounts, net	(3,686,057)	6,521	(129,691)
Maintenance charges and mortality adjustments	(93,670)	(720)	(76,582)

Increase (decrease) in net assets from contract transactions	(6,761,453)	9,008	(1,844,156)

Total increase (decrease) in net assets	(5,883,837)	28,642	(1,660,498)

Net assets as of December 31, 2024	$22,442,503	$505,836	$14,743,167

Investment income (loss):
Dividend distributions	869,141	25,037	488,498
Investment Expenses:
Mortality and expense risk and administrative charges	(203,938)	(2,996)	(139,643)

Net investment income (loss)	665,203	22,041	348,855

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(94,066)	(1,945)	(131,694)
Change in unrealized appreciation (depreciation)	411,839	10,770	755,907

Net gain (loss) on investments	317,773	8,825	624,213

Net increase (decrease) in net assets from operations	982,976	30,866	973,068

Contract owner transactions:
Variable annuity deposits	260,943	35,766	86,323
Terminations, withdrawals and annuity payments	(3,064,594)	(75,319)	(1,748,558)
Transfers between subaccounts, net	784,228	404,701	57,831
Maintenance charges and mortality adjustments	(85,632)	(965)	(69,939)

Increase (decrease) in net assets from contract transactions	(2,105,055)	364,183	(1,674,343)

Total increase (decrease) in net assets	(1,122,079)	395,049	(701,275)

Net assets as of December 31, 2025	$21,320,424	$900,885	$14,041,892

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term	PIMCO VIT Total Return Administrative
Net assets as of December 31, 2023	$952,674	$2,017,766	$9,327,169

Investment income (loss):
Dividend distributions	22,827	220,849	371,142
Investment Expenses:
Mortality and expense risk and administrative charges	(2,824)	(18,845)	(130,039)

Net investment income (loss)	20,003	202,004	241,103

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(24,578)	23,348	(381,240)
Change in unrealized appreciation (depreciation)	20,547	8,332	224,717

Net gain (loss) on investments	(4,031)	31,680	(156,523)

Net increase (decrease) in net assets from operations	15,972	233,684	84,580

Contract owner transactions:
Variable annuity deposits	50,750	5,652,710	14,890
Terminations, withdrawals and annuity payments	(107,713)	(136,946)	(1,909,804)
Transfers between subaccounts, net	(164,327)	(3,631,425)	1,112,635
Maintenance charges and mortality adjustments	(1,128)	(3,422)	(56,513)

Increase (decrease) in net assets from contract transactions	(222,418)	1,880,917	(838,792)

Total increase (decrease) in net assets	(206,446)	2,114,601	(754,212)

Net assets as of December 31, 2024	$746,228	$4,132,367	$8,572,957

Investment income (loss):
Dividend distributions	25,985	161,095	337,477
Investment Expenses:
Mortality and expense risk and administrative charges	(3,238)	(15,453)	(115,694)

Net investment income (loss)	22,747	145,642	221,783

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(22,255)	4,245	(238,850)
Change in unrealized appreciation (depreciation)	50,686	(1,695)	596,383

Net gain (loss) on investments	28,431	2,550	357,533

Net increase (decrease) in net assets from operations	51,178	148,192	579,316

Contract owner transactions:
Variable annuity deposits	14,536	355,828	9,016
Terminations, withdrawals and annuity payments	(38,590)	(219,575)	(1,209,889)
Transfers between subaccounts, net	23,958	(659,777)	154,321
Maintenance charges and mortality adjustments	(938)	(3,693)	(49,813)

Increase (decrease) in net assets from contract transactions	(1,034)	(527,217)	(1,096,365)

Total increase (decrease) in net assets	50,144	(379,025)	(517,049)

Net assets as of December 31, 2025	$796,372	$3,753,342	$8,055,908

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Total Return Advisor	Putnam VT Core Equity Fund	Putnam VT Diversified Income
Net assets as of December 31, 2023	$14,836,640	$44,266	$105,613

Investment income (loss):
Dividend distributions	599,918	1,249	6,275
Investment Expenses:
Mortality and expense risk and administrative charges	(94,523)	(1,582)	(265)

Net investment income (loss)	505,395	(333)	6,010

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,393	—
Realized capital gain (loss) on investments	(405,250)	(328)	(933)
Change in unrealized appreciation (depreciation)	208,312	49,803	531

Net gain (loss) on investments	(196,938)	60,868	(402)

Net increase (decrease) in net assets from operations	308,457	60,535	5,608

Contract owner transactions:
Variable annuity deposits	1,301,227	105,848	3,030
Terminations, withdrawals and annuity payments	(1,197,234)	(27,547)	(6,603)
Transfers between subaccounts, net	(1,842,140)	305,462	8
Maintenance charges and mortality adjustments	(38,011)	(559)	(211)

Increase (decrease) in net assets from contract transactions	(1,776,158)	383,204	(3,776)

Total increase (decrease) in net assets	(1,467,701)	443,739	1,832

Net assets as of December 31, 2024	$13,368,939	$488,005	$107,445

Investment income (loss):
Dividend distributions	533,953	3,519	2,797
Investment Expenses:
Mortality and expense risk and administrative charges	(81,369)	(6,427)	(144)

Net investment income (loss)	452,584	(2,908)	2,653

Increase (decrease) in net assets from operations:
Capital gain distributions	—	73,759	—
Realized capital gain (loss) on investments	(143,693)	72,733	(7,718)
Change in unrealized appreciation (depreciation)	748,077	65,370	9,851

Net gain (loss) on investments	604,384	211,862	2,133

Net increase (decrease) in net assets from operations	1,056,968	208,954	4,786

Contract owner transactions:
Variable annuity deposits	348,514	—	16,212
Terminations, withdrawals and annuity payments	(1,530,046)	(130,725)	(81,761)
Transfers between subaccounts, net	(400,967)	280,494	75
Maintenance charges and mortality adjustments	(36,036)	(886)	(110)

Increase (decrease) in net assets from contract transactions	(1,618,535)	148,883	(65,584)

Total increase (decrease) in net assets	(561,567)	357,837	(60,798)

Net assets as of December 31, 2025	$12,807,372	$845,842	$46,647

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Global Asset Allocation	Putnam VT High Yield	Putnam VT Income
Net assets as of December 31, 2023	$14,919	$52,561	$47,684

Investment income (loss):
Dividend distributions	340	3,085	2,578
Investment Expenses:
Mortality and expense risk and administrative charges	(973)	(266)	(119)

Net investment income (loss)	(633)	2,819	2,459

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	4,005	1,709	(958)
Change in unrealized appreciation (depreciation)	29,699	5,567	(496)

Net gain (loss) on investments	33,704	7,276	(1,454)

Net increase (decrease) in net assets from operations	33,071	10,095	1,005

Contract owner transactions:
Variable annuity deposits	772,183	—	—
Terminations, withdrawals and annuity payments	(2,467)	—	(3,760)
Transfers between subaccounts, net	47,273	(6,101)	—
Maintenance charges and mortality adjustments	(33)	(109)	(111)

Increase (decrease) in net assets from contract transactions	816,956	(6,210)	(3,871)

Total increase (decrease) in net assets	850,027	3,885	(2,866)

Net assets as of December 31, 2024	$864,946	$56,446	$44,818

Investment income (loss):
Dividend distributions	18,072	6,115	1,387
Investment Expenses:
Mortality and expense risk and administrative charges	(957)	(265)	(76)

Net investment income (loss)	17,115	5,850	1,311

Increase (decrease) in net assets from operations:
Capital gain distributions	97,479	—	—
Realized capital gain (loss) on investments	(61,703)	(2,573)	(4,603)
Change in unrealized appreciation (depreciation)	(27,685)	1,282	5,355

Net gain (loss) on investments	8,091	(1,291)	752

Net increase (decrease) in net assets from operations	25,206	4,559	2,063

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(812,368)	—	(18,963)
Transfers between subaccounts, net	(58,463)	198	(79)
Maintenance charges and mortality adjustments	(36)	(137)	(61)

Increase (decrease) in net assets from contract transactions	(870,867)	61	(19,103)

Total increase (decrease) in net assets	(845,661)	4,620	(17,040)

Net assets as of December 31, 2025	$19,285	$61,066	$27,778

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Large Cap Growth Fund	Putnam VT Large Cap Value	Putnam VT Small Cap Growth
Net assets as of December 31, 2023	$537,856	$1,523,443	$264,685

Investment income (loss):
Dividend distributions	—	18,606	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,668)	(6,975)	(895)

Net investment income (loss)	(1,668)	11,631	(895)

Increase (decrease) in net assets from operations:
Capital gain distributions	24,809	75,732	—
Realized capital gain (loss) on investments	14,004	60,135	25,053
Change in unrealized appreciation (depreciation)	132,622	134,693	52,526

Net gain (loss) on investments	171,435	270,560	77,579

Net increase (decrease) in net assets from operations	169,767	282,191	76,684

Contract owner transactions:
Variable annuity deposits	—	56,400	2,627
Terminations, withdrawals and annuity payments	(14,124)	(49,862)	(2,574)
Transfers between subaccounts, net	21,131	(126,368)	(21,002)
Maintenance charges and mortality adjustments	(527)	(1,490)	(123)

Increase (decrease) in net assets from contract transactions	6,480	(121,320)	(21,072)

Total increase (decrease) in net assets	176,247	160,871	55,612

Net assets as of December 31, 2024	$714,103	$1,684,314	$320,297

Investment income (loss):
Dividend distributions	—	18,301	1,229
Investment Expenses:
Mortality and expense risk and administrative charges	(1,805)	(6,656)	(1,071)

Net investment income (loss)	(1,805)	11,645	158

Increase (decrease) in net assets from operations:
Capital gain distributions	66,929	87,543	21,341
Realized capital gain (loss) on investments	115,753	123,762	536
Change in unrealized appreciation (depreciation)	(118,954)	32,979	7,908

Net gain (loss) on investments	63,728	244,284	29,785

Net increase (decrease) in net assets from operations	61,923	255,929	29,943

Contract owner transactions:
Variable annuity deposits	7,809	36,205	5,507
Terminations, withdrawals and annuity payments	(102,067)	(566,546)	(1,401)
Transfers between subaccounts, net	(484,660)	205,556	53,330
Maintenance charges and mortality adjustments	(473)	(1,035)	(202)

Increase (decrease) in net assets from contract transactions	(579,391)	(325,820)	57,234

Total increase (decrease) in net assets	(517,468)	(69,891)	87,177

Net assets as of December 31, 2025	$196,635	$1,614,423	$407,474

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Putnam VT Small Cap Value	Royce Micro-Cap	Royce Small-Cap Opportunity
Net assets as of December 31, 2023	$599,634	$3,407,340	$3,087,328

Investment income (loss):
Dividend distributions	5,620	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,374)	(26,015)	(25,853)

Net investment income (loss)	2,246	(26,015)	(25,853)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,275	231,141	192,768
Realized capital gain (loss) on investments	(5,055)	(14,164)	117,225
Change in unrealized appreciation (depreciation)	(10,544)	197,962	(47,656)

Net gain (loss) on investments	11,676	414,939	262,337

Net increase (decrease) in net assets from operations	13,922	388,924	236,484

Contract owner transactions:
Variable annuity deposits	4,189	18,046	85,170
Terminations, withdrawals and annuity payments	(64,553)	(358,667)	(270,017)
Transfers between subaccounts, net	(235,030)	593,192	(508,915)
Maintenance charges and mortality adjustments	(1,202)	(12,262)	(3,952)

Increase (decrease) in net assets from contract transactions	(296,596)	240,309	(697,714)

Total increase (decrease) in net assets	(282,674)	629,233	(461,230)

Net assets as of December 31, 2024	$316,960	$4,036,573	$2,626,098

Investment income (loss):
Dividend distributions	2,019	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,919)	(25,107)	(23,533)

Net investment income (loss)	100	(25,107)	(23,533)

Increase (decrease) in net assets from operations:
Capital gain distributions	27,630	459,990	260,444
Realized capital gain (loss) on investments	(6,711)	(78,926)	58,086
Change in unrealized appreciation (depreciation)	(12,875)	(44,190)	(11,352)

Net gain (loss) on investments	8,044	336,874	307,178

Net increase (decrease) in net assets from operations	8,144	311,767	283,645

Contract owner transactions:
Variable annuity deposits	2,859	15,103	82,347
Terminations, withdrawals and annuity payments	(19,585)	(392,630)	(362,167)
Transfers between subaccounts, net	(116,457)	(886,500)	335,051
Maintenance charges and mortality adjustments	(641)	(11,989)	(3,933)

Increase (decrease) in net assets from contract transactions	(133,824)	(1,276,016)	51,298

Total increase (decrease) in net assets	(125,680)	(964,249)	334,943

Net assets as of December 31, 2025	$191,280	$3,072,324	$2,961,041

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Royce Small-Cap Value	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2023	$1,153,552	$593,151	$1,358,239

Investment income (loss):
Dividend distributions	9,189	14,264	10,847
Investment Expenses:
Mortality and expense risk and administrative charges	(9,865)	(7,157)	(14,726)

Net investment income (loss)	(676)	7,107	(3,879)

Increase (decrease) in net assets from operations:
Capital gain distributions	49,170	—	—
Realized capital gain (loss) on investments	14,054	(382)	68,033
Change in unrealized appreciation (depreciation)	(38,455)	101,497	(90,519)

Net gain (loss) on investments	24,769	101,115	(22,486)

Net increase (decrease) in net assets from operations	24,093	108,222	(26,365)

Contract owner transactions:
Variable annuity deposits	16,955	1,803	3,385
Terminations, withdrawals and annuity payments	(159,269)	(191,026)	(124,511)
Transfers between subaccounts, net	(13,524)	66,770	(146,347)
Maintenance charges and mortality adjustments	(1,804)	(3,661)	(6,656)

Increase (decrease) in net assets from contract transactions	(157,642)	(126,114)	(274,129)

Total increase (decrease) in net assets	(133,549)	(17,892)	(300,494)

Net assets as of December 31, 2024	$1,020,003	$575,259	$1,057,745

Investment income (loss):
Dividend distributions	7,118	3,636	17,501
Investment Expenses:
Mortality and expense risk and administrative charges	(8,536)	(7,703)	(15,291)

Net investment income (loss)	(1,418)	(4,067)	2,210

Increase (decrease) in net assets from operations:
Capital gain distributions	85,412	—	97,373
Realized capital gain (loss) on investments	(1,034)	39,264	36,083
Change in unrealized appreciation (depreciation)	(31,246)	74,304	202,950

Net gain (loss) on investments	53,132	113,568	336,406

Net increase (decrease) in net assets from operations	51,714	109,501	338,616

Contract owner transactions:
Variable annuity deposits	16,936	48,112	90
Terminations, withdrawals and annuity payments	(62,800)	(94,316)	(121,921)
Transfers between subaccounts, net	(25,513)	(49,279)	45,391
Maintenance charges and mortality adjustments	(1,428)	(3,793)	(6,281)

Increase (decrease) in net assets from contract transactions	(72,805)	(99,276)	(82,721)

Total increase (decrease) in net assets	(21,091)	10,225	255,895

Net assets as of December 31, 2025	$998,912	$585,484	$1,313,640

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2023	$1,736,713	$1,016,935	$1,109,454

Investment income (loss):
Dividend distributions	—	36,390	14,786
Investment Expenses:
Mortality and expense risk and administrative charges	(18,959)	(11,001)	(13,276)

Net investment income (loss)	(18,959)	25,389	1,510

Increase (decrease) in net assets from operations:
Capital gain distributions	144,687	—	—
Realized capital gain (loss) on investments	(35,561)	35,435	7,610
Change in unrealized appreciation (depreciation)	(133,571)	5,523	26,119

Net gain (loss) on investments	(24,445)	40,958	33,729

Net increase (decrease) in net assets from operations	(43,404)	66,347	35,239

Contract owner transactions:
Variable annuity deposits	3,893	1,782	6,089
Terminations, withdrawals and annuity payments	(298,598)	(187,418)	(162,909)
Transfers between subaccounts, net	172,417	(180,870)	(73,736)
Maintenance charges and mortality adjustments	(9,257)	(4,967)	(5,921)

Increase (decrease) in net assets from contract transactions	(131,545)	(371,473)	(236,477)

Total increase (decrease) in net assets	(174,949)	(305,126)	(201,238)

Net assets as of December 31, 2024	$1,561,764	$711,809	$908,216

Investment income (loss):
Dividend distributions	—	32,212	12,899
Investment Expenses:
Mortality and expense risk and administrative charges	(16,636)	(8,438)	(11,608)

Net investment income (loss)	(16,636)	23,774	1,291

Increase (decrease) in net assets from operations:
Capital gain distributions	59,455	—	72,236
Realized capital gain (loss) on investments	(57,741)	19,609	(21,209)
Change in unrealized appreciation (depreciation)	354,950	(11,766)	(98,620)

Net gain (loss) on investments	356,664	7,843	(47,593)

Net increase (decrease) in net assets from operations	340,028	31,617	(46,302)

Contract owner transactions:
Variable annuity deposits	2,570	53,273	31,262
Terminations, withdrawals and annuity payments	(175,410)	(138,395)	(154,055)
Transfers between subaccounts, net	(274,620)	34,205	(2,964)
Maintenance charges and mortality adjustments	(8,108)	(3,823)	(5,015)

Increase (decrease) in net assets from contract transactions	(455,568)	(54,740)	(130,772)

Total increase (decrease) in net assets	(115,540)	(23,123)	(177,074)

Net assets as of December 31, 2025	$1,446,224	$688,686	$731,142

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Dow 2x Strategy (d)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2023	$1,037,854	$2,296,006	$2,299,251

Investment income (loss):
Dividend distributions	10,919	—	62,080
Investment Expenses:
Mortality and expense risk and administrative charges	(13,416)	(26,961)	(26,393)

Net investment income (loss)	(2,497)	(26,961)	35,687

Increase (decrease) in net assets from operations:
Capital gain distributions	—	34,266	—
Realized capital gain (loss) on investments	114,852	119,005	49,578
Change in unrealized appreciation (depreciation)	108,113	213,592	(90,521)

Net gain (loss) on investments	222,965	366,863	(40,943)

Net increase (decrease) in net assets from operations	220,468	339,902	(5,256)

Contract owner transactions:
Variable annuity deposits	—	3,649	19,254
Terminations, withdrawals and annuity payments	(155,601)	(257,694)	(326,334)
Transfers between subaccounts, net	(88,372)	(38,639)	72,355
Maintenance charges and mortality adjustments	(5,681)	(8,594)	(7,968)

Increase (decrease) in net assets from contract transactions	(249,654)	(301,278)	(242,693)

Total increase (decrease) in net assets	(29,186)	38,624	(247,949)

Net assets as of December 31, 2024	$1,008,668	$2,334,630	$2,051,302

Investment income (loss):
Dividend distributions	9,816	—	39,918
Investment Expenses:
Mortality and expense risk and administrative charges	(12,959)	(23,132)	(22,723)

Net investment income (loss)	(3,143)	(23,132)	17,195

Increase (decrease) in net assets from operations:
Capital gain distributions	—	760,656	—
Realized capital gain (loss) on investments	71,738	196,002	(46,242)
Change in unrealized appreciation (depreciation)	109,150	(273,611)	81,785

Net gain (loss) on investments	180,888	683,047	35,543

Net increase (decrease) in net assets from operations	177,745	659,915	52,738

Contract owner transactions:
Variable annuity deposits	10,128	75,563	32,194
Terminations, withdrawals and annuity payments	(115,443)	(302,628)	(205,743)
Transfers between subaccounts, net	136,763	138,768	57,308
Maintenance charges and mortality adjustments	(5,701)	(7,000)	(6,842)

Increase (decrease) in net assets from contract transactions	25,747	(95,297)	(123,083)

Total increase (decrease) in net assets	203,492	564,618	(70,345)

Net assets as of December 31, 2025	$1,212,160	$2,899,248	$1,980,957

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy(d)	Rydex VIF Financial Services
Net assets as of December 31, 2023	$606,733	$493,597	$729,334

Investment income (loss):
Dividend distributions	—	31,222	6,731
Investment Expenses:
Mortality and expense risk and administrative charges	(5,590)	(6,054)	(8,723)

Net investment income (loss)	(5,590)	25,168	(1,992)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	2,964
Realized capital gain (loss) on investments	43,515	35,435	18,516
Change in unrealized appreciation (depreciation)	(59,144)	(71,850)	119,582

Net gain (loss) on investments	(15,629)	(36,415)	141,062

Net increase (decrease) in net assets from operations	(21,219)	(11,247)	139,070

Contract owner transactions:
Variable annuity deposits	26,889	—	25,886
Terminations, withdrawals and annuity payments	(127,598)	(57,803)	(130,814)
Transfers between subaccounts, net	(182,134)	(158,215)	14,207
Maintenance charges and mortality adjustments	(2,561)	(2,302)	(4,020)

Increase (decrease) in net assets from contract transactions	(285,404)	(218,320)	(94,741)

Total increase (decrease) in net assets	(306,623)	(229,567)	44,329

Net assets as of December 31, 2024	$300,110	$264,030	$773,663

Investment income (loss):
Dividend distributions	178	4,859	5,264
Investment Expenses:
Mortality and expense risk and administrative charges	(3,292)	(4,712)	(9,981)

Net investment income (loss)	(3,114)	147	(4,717)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	21,087
Realized capital gain (loss) on investments	(2,531)	44,232	55,215
Change in unrealized appreciation (depreciation)	2,914	68,786	1,354

Net gain (loss) on investments	383	113,018	77,656

Net increase (decrease) in net assets from operations	(2,731)	113,165	72,939

Contract owner transactions:
Variable annuity deposits	—	—	24,736
Terminations, withdrawals and annuity payments	(40,381)	(75,439)	(138,825)
Transfers between subaccounts, net	(2,615)	47,528	22,361
Maintenance charges and mortality adjustments	(1,455)	(2,169)	(4,053)

Increase (decrease) in net assets from contract transactions	(44,451)	(30,080)	(95,781)

Total increase (decrease) in net assets	(47,182)	83,085	(22,842)

Net assets as of December 31, 2025	$252,928	$347,115	$750,821

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy(d)	Rydex VIF Health Care	Rydex VIF High Yield Strategy
Net assets as of December 31, 2023	$715,235	$2,302,890	$16,381

Investment income (loss):
Dividend distributions	22,781	—	8,355
Investment Expenses:
Mortality and expense risk and administrative charges	(7,671)	(27,936)	(2,019)

Net investment income (loss)	15,110	(27,936)	6,336

Increase (decrease) in net assets from operations:
Capital gain distributions	—	57,524	—
Realized capital gain (loss) on investments	(324,028)	38,782	1,793
Change in unrealized appreciation (depreciation)	37,607	(85,783)	1,318

Net gain (loss) on investments	(286,421)	10,523	3,111

Net increase (decrease) in net assets from operations	(271,311)	(17,413)	9,447

Contract owner transactions:
Variable annuity deposits	—	4,917	—
Terminations, withdrawals and annuity payments	(31,566)	(289,238)	(83)
Transfers between subaccounts, net	(9,176)	169,209	150,909
Maintenance charges and mortality adjustments	(1,779)	(14,279)	(38)

Increase (decrease) in net assets from contract transactions	(42,521)	(129,391)	150,788

Total increase (decrease) in net assets	(313,832)	(146,804)	160,235

Net assets as of December 31, 2024	$401,403	$2,156,086	$176,616

Investment income (loss):
Dividend distributions	13,456	—	45,521
Investment Expenses:
Mortality and expense risk and administrative charges	(5,515)	(25,065)	(4,572)

Net investment income (loss)	7,941	(25,065)	40,949

Increase (decrease) in net assets from operations:
Capital gain distributions	—	208,423	—
Realized capital gain (loss) on investments	(22,560)	7,741	(949)
Change in unrealized appreciation (depreciation)	16,056	34,262	4,059

Net gain (loss) on investments	(6,504)	250,426	3,110

Net increase (decrease) in net assets from operations	1,437	225,361	44,059

Contract owner transactions:
Variable annuity deposits	—	5,029	—
Terminations, withdrawals and annuity payments	(17,161)	(411,088)	(14,418)
Transfers between subaccounts, net	(12,330)	(200,497)	131,538
Maintenance charges and mortality adjustments	(1,274)	(14,136)	(208)

Increase (decrease) in net assets from contract transactions	(30,765)	(620,692)	116,912

Total increase (decrease) in net assets	(29,328)	(395,331)	160,971

Net assets as of December 31, 2025	$372,075	$1,760,755	$337,587

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Internet	Rydex VIF Inverse Dow 2x Strategy(d)	Rydex VIF Inverse Government Long Bond Strategy(d)
Net assets as of December 31, 2023	$565,003	$156,518	$250,278

Investment income (loss):
Dividend distributions	—	10,233	11,616
Investment Expenses:
Mortality and expense risk and administrative charges	(7,503)	(1,700)	(3,134)

Net investment income (loss)	(7,503)	8,533	8,482

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(15,482)	(5,713)	23,018
Change in unrealized appreciation (depreciation)	141,405	(29,096)	5,716

Net gain (loss) on investments	125,923	(34,809)	28,734

Net increase (decrease) in net assets from operations	118,420	(26,276)	37,216

Contract owner transactions:
Variable annuity deposits	3,295	—	360
Terminations, withdrawals and annuity payments	(91,080)	(1,699)	(5,207)
Transfers between subaccounts, net	33,897	10,669	(7,673)
Maintenance charges and mortality adjustments	(4,617)	(361)	(1,340)

Increase (decrease) in net assets from contract transactions	(58,505)	8,609	(13,860)

Total increase (decrease) in net assets	59,915	(17,667)	23,356

Net assets as of December 31, 2024	$624,918	$138,851	$273,634

Investment income (loss):
Dividend distributions	—	7,499	18,735
Investment Expenses:
Mortality and expense risk and administrative charges	(7,961)	(1,476)	(3,169)

Net investment income (loss)	(7,961)	6,023	15,566

Increase (decrease) in net assets from operations:
Capital gain distributions	70,464	—	—
Realized capital gain (loss) on investments	2,651	(13,362)	14,711
Change in unrealized appreciation (depreciation)	37,190	(21,209)	(29,895)

Net gain (loss) on investments	110,305	(34,571)	(15,184)

Net increase (decrease) in net assets from operations	102,344	(28,548)	382

Contract owner transactions:
Variable annuity deposits	—	—	360
Terminations, withdrawals and annuity payments	(157,696)	(3,088)	(26,034)
Transfers between subaccounts, net	368	(11,452)	(6,690)
Maintenance charges and mortality adjustments	(4,677)	(259)	(1,317)

Increase (decrease) in net assets from contract transactions	(162,005)	(14,799)	(33,681)

Total increase (decrease) in net assets	(59,661)	(43,347)	(33,299)

Net assets as of December 31, 2025	$565,257	$95,504	$240,335

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Inverse Mid-Cap Strategy(d)	Rydex VIF Inverse NASDAQ-100® Strategy(d)	Rydex VIF Inverse Russell 2000® Strategy(d)
Net assets as of December 31, 2023	$21,124	$110,313	$70,948

Investment income (loss):
Dividend distributions	867	3,968	5,568
Investment Expenses:
Mortality and expense risk and administrative charges	(237)	(1,315)	(720)

Net investment income (loss)	630	2,653	4,848

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(1,398)	(16,187)	(5,654)
Change in unrealized appreciation (depreciation)	(855)	(8,539)	(4,830)

Net gain (loss) on investments	(2,253)	(24,726)	(10,484)

Net increase (decrease) in net assets from operations	(1,623)	(22,073)	(5,636)

Contract owner transactions:
Variable annuity deposits	—	90	—
Terminations, withdrawals and annuity payments	(2)	(23,573)	(11,267)
Transfers between subaccounts, net	(4,375)	43,072	9,757
Maintenance charges and mortality adjustments	(39)	(488)	(648)

Increase (decrease) in net assets from contract transactions	(4,416)	19,101	(2,158)

Total increase (decrease) in net assets	(6,039)	(2,972)	(7,794)

Net assets as of December 31, 2024	$15,085	$107,341	$63,154

Investment income (loss):
Dividend distributions	523	713	811
Investment Expenses:
Mortality and expense risk and administrative charges	(195)	(860)	(392)

Net investment income (loss)	328	(147)	419

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(556)	(57,048)	(1,568)
Change in unrealized appreciation (depreciation)	(720)	13,439	3,034

Net gain (loss) on investments	(1,276)	(43,609)	1,466

Net increase (decrease) in net assets from operations	(948)	(43,756)	1,885

Contract owner transactions:
Variable annuity deposits	—	172	—
Terminations, withdrawals and annuity payments	(1)	(2,592)	(6,520)
Transfers between subaccounts, net	114	(36,614)	(22,748)
Maintenance charges and mortality adjustments	(26)	(79)	(356)

Increase (decrease) in net assets from contract transactions	87	(39,113)	(29,624)

Total increase (decrease) in net assets	(861)	(82,869)	(27,739)

Net assets as of December 31, 2025	$14,224	$24,472	$35,415

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Inverse S&P 500 Strategy(d)	Rydex VIF Japan 2x Strategy(d)	Rydex VIF Leisure
Net assets as of December 31, 2023	$113,402	$218,523	$364,248

Investment income (loss):
Dividend distributions	11,723	7,467	175
Investment Expenses:
Mortality and expense risk and administrative charges	(1,126)	(2,844)	(4,079)

Net investment income (loss)	10,597	4,623	(3,904)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(27,796)	688	3,739
Change in unrealized appreciation (depreciation)	4	(5,938)	41,333

Net gain (loss) on investments	(27,792)	(5,250)	45,072

Net increase (decrease) in net assets from operations	(17,195)	(627)	41,168

Contract owner transactions:
Variable annuity deposits	—	360	—
Terminations, withdrawals and annuity payments	(17,064)	(14,244)	(69,080)
Transfers between subaccounts, net	9,498	(19,571)	(10,036)
Maintenance charges and mortality adjustments	(684)	(1,869)	(1,557)

Increase (decrease) in net assets from contract transactions	(8,250)	(35,324)	(80,673)

Total increase (decrease) in net assets	(25,445)	(35,951)	(39,505)

Net assets as of December 31, 2024	$87,957	$182,572	$324,743

Investment income (loss):
Dividend distributions	12,344	8,677	—
Investment Expenses:
Mortality and expense risk and administrative charges	(945)	(2,696)	(4,544)

Net investment income (loss)	11,399	5,981	(4,544)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(12,220)	9,040	(4,553)
Change in unrealized appreciation (depreciation)	(11,481)	71,264	26,238

Net gain (loss) on investments	(23,701)	80,304	21,685

Net increase (decrease) in net assets from operations	(12,302)	86,285	17,141

Contract owner transactions:
Variable annuity deposits	241	360	—
Terminations, withdrawals and annuity payments	(9,889)	(53,443)	(50,009)
Transfers between subaccounts, net	291,225	5,968	151,589
Maintenance charges and mortality adjustments	(467)	(1,855)	(1,642)

Increase (decrease) in net assets from contract transactions	281,110	(48,970)	99,938

Total increase (decrease) in net assets	268,808	37,315	117,079

Net assets as of December 31, 2025	$356,765	$219,887	$441,822

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Mid- Cap 1.5x Strategy(d)	Rydex VIF Money Market	Rydex VIF NASDAQ-100®
Net assets as of December 31, 2023	$522,720	$36,463,589	$8,503,353

Investment income (loss):
Dividend distributions	3,161	1,359,007	19,409
Investment Expenses:
Mortality and expense risk and administrative charges	(6,809)	(330,469)	(130,174)

Net investment income (loss)	(3,648)	1,028,538	(110,765)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	8,797	179,655
Realized capital gain (loss) on investments	17,812	—	1,936,946
Change in unrealized appreciation (depreciation)	54,402	—	536,645

Net gain (loss) on investments	72,214	8,797	2,653,246

Net increase (decrease) in net assets from operations	68,566	1,037,335	2,542,481

Contract owner transactions:
Variable annuity deposits	—	8,317,936	1,258,174
Terminations, withdrawals and annuity payments	(120,819)	(6,945,595)	(1,548,360)
Transfers between subaccounts, net	(4,631)	(2,471,547)	(1,377,470)
Maintenance charges and mortality adjustments	(3,521)	(125,591)	(53,733)

Increase (decrease) in net assets from contract transactions	(128,971)	(1,224,797)	(1,721,389)

Total increase (decrease) in net assets	(60,405)	(187,462)	821,092

Net assets as of December 31, 2024	$462,315	$36,276,127	$9,324,445

Investment income (loss):
Dividend distributions	1,918	1,121,239	2,548
Investment Expenses:
Mortality and expense risk and administrative charges	(5,757)	(334,674)	(83,338)

Net investment income (loss)	(3,839)	786,565	(80,790)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,321	—	463,357
Realized capital gain (loss) on investments	65,649	—	2,688,541
Change in unrealized appreciation (depreciation)	(309)	—	(600,748)

Net gain (loss) on investments	66,661	—	2,551,150

Net increase (decrease) in net assets from operations	62,822	786,565	2,470,360

Contract owner transactions:
Variable annuity deposits	—	9,848,557	31,839
Terminations, withdrawals and annuity payments	(83,570)	(9,258,749)	(1,273,775)
Transfers between subaccounts, net	(46,783)	1,177,340	(2,750,869)
Maintenance charges and mortality adjustments	(2,887)	(91,627)	(27,936)

Increase (decrease) in net assets from contract transactions	(133,240)	1,675,521	(4,020,741)

Total increase (decrease) in net assets	(70,418)	2,462,086	(1,550,381)

Net assets as of December 31, 2025	$391,897	$38,738,213	$7,774,064

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF NASDAQ-100® 2x Strategy(d)	Rydex VIF Nova(d)	Rydex VIF Precious Metals
Net assets as of December 31, 2023	$15,279,296	$2,408,690	$3,030,318

Investment income (loss):
Dividend distributions	—	—	50,958
Investment Expenses:
Mortality and expense risk and administrative charges	(177,729)	(30,341)	(35,237)

Net investment income (loss)	(177,729)	(30,341)	15,721

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	6,859,835	202,040	195,117
Change in unrealized appreciation (depreciation)	211,391	504,919	(20,243)

Net gain (loss) on investments	7,071,226	706,959	174,874

Net increase (decrease) in net assets from operations	6,893,497	676,618	190,595

Contract owner transactions:
Variable annuity deposits	446	—	32
Terminations, withdrawals and annuity payments	(551,885)	(595,416)	(369,938)
Transfers between subaccounts, net	(3,520,365)	99,351	32,214
Maintenance charges and mortality adjustments	(119,209)	(11,654)	(11,005)

Increase (decrease) in net assets from contract transactions	(4,191,013)	(507,719)	(348,697)

Total increase (decrease) in net assets	2,702,484	168,899	(158,102)

Net assets as of December 31, 2024	$17,981,780	$2,577,589	$2,872,216

Investment income (loss):
Dividend distributions	—	—	97,868
Investment Expenses:
Mortality and expense risk and administrative charges	(257,259)	(30,417)	(44,468)

Net investment income (loss)	(257,259)	(30,417)	53,400

Increase (decrease) in net assets from operations:
Capital gain distributions	1,564,663	—	—
Realized capital gain (loss) on investments	1,952,637	222,513	1,197,708
Change in unrealized appreciation (depreciation)	643,248	197,642	2,604,066

Net gain (loss) on investments	4,160,548	420,155	3,801,774

Net increase (decrease) in net assets from operations	3,903,289	389,738	3,855,174

Contract owner transactions:
Variable annuity deposits	28,054	—	25,950
Terminations, withdrawals and annuity payments	(1,580,415)	(376,035)	(658,190)
Transfers between subaccounts, net	5,075,491	8,953	(1,132,494)
Maintenance charges and mortality adjustments	(172,494)	(11,583)	(13,739)

Increase (decrease) in net assets from contract transactions	3,350,636	(378,665)	(1,778,473)

Total increase (decrease) in net assets	7,253,925	11,073	2,076,701

Net assets as of December 31, 2025	$25,235,705	$2,588,662	$4,948,917

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy(d)
Net assets as of December 31, 2023	$1,421,965	$431,788	$515,376

Investment income (loss):
Dividend distributions	16,802	—	4,289
Investment Expenses:
Mortality and expense risk and administrative charges	(16,184)	(4,314)	(5,930)

Net investment income (loss)	618	(4,314)	(1,641)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(41,005)	18,768	(43,091)
Change in unrealized appreciation (depreciation)	81,612	37,110	80,380

Net gain (loss) on investments	40,607	55,878	37,289

Net increase (decrease) in net assets from operations	41,225	51,564	35,648

Contract owner transactions:
Variable annuity deposits	7,511	—	90
Terminations, withdrawals and annuity payments	(175,528)	(117,227)	(91,840)
Transfers between subaccounts, net	(89,097)	2,794	11,563
Maintenance charges and mortality adjustments	(7,494)	(2,353)	(3,437)

Increase (decrease) in net assets from contract transactions	(264,608)	(116,786)	(83,624)

Total increase (decrease) in net assets	(223,383)	(65,222)	(47,976)

Net assets as of December 31, 2024	$1,198,582	$366,566	$467,400

Investment income (loss):
Dividend distributions	17,504	—	5,566
Investment Expenses:
Mortality and expense risk and administrative charges	(13,836)	(3,849)	(4,578)

Net investment income (loss)	3,668	(3,849)	988

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,049	—
Realized capital gain (loss) on investments	(18,942)	14,979	(27,755)
Change in unrealized appreciation (depreciation)	31,028	13,364	40,535

Net gain (loss) on investments	12,086	34,392	12,780

Net increase (decrease) in net assets from operations	15,754	30,543	13,768

Contract owner transactions:
Variable annuity deposits	35,211	—	90
Terminations, withdrawals and annuity payments	(149,598)	(13,219)	(107,899)
Transfers between subaccounts, net	(49,450)	(34,288)	(51,764)
Maintenance charges and mortality adjustments	(6,437)	(2,200)	(2,667)

Increase (decrease) in net assets from contract transactions	(170,274)	(49,707)	(162,240)

Total increase (decrease) in net assets	(154,520)	(19,164)	(148,472)

Net assets as of December 31, 2025	$1,044,062	$347,402	$318,928

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Russell 2000® 2x Strategy(d)	Rydex VIF S&P 500 2x Strategy(d)	Rydex VIF S&P 500 Pure Growth
Net assets as of December 31, 2023	$8,951,595	$4,391,077	$2,762,923

Investment income (loss):
Dividend distributions	93,582	23,856	1,599
Investment Expenses:
Mortality and expense risk and administrative charges	(94,854)	(40,249)	(34,067)

Net investment income (loss)	(1,272)	(16,393)	(32,468)

Increase (decrease) in net assets from operations:
Capital gain distributions	140,758	—	11,187
Realized capital gain (loss) on investments	(410,323)	1,261,155	91,640
Change in unrealized appreciation (depreciation)	(1,715,787)	519,919	577,562

Net gain (loss) on investments	(1,985,352)	1,781,074	680,389

Net increase (decrease) in net assets from operations	(1,986,624)	1,764,681	647,921

Contract owner transactions:
Variable annuity deposits	3,295	330	12,849
Terminations, withdrawals and annuity payments	(262,696)	(1,209,529)	(586,522)
Transfers between subaccounts, net	3,240,986	(915,930)	459,306
Maintenance charges and mortality adjustments	(68,803)	(17,364)	(14,406)

Increase (decrease) in net assets from contract transactions	2,912,782	(2,142,493)	(128,773)

Total increase (decrease) in net assets	926,158	(377,812)	519,148

Net assets as of December 31, 2024	$9,877,753	$4,013,265	$3,282,071

Investment income (loss):
Dividend distributions	246,454	3,591	—
Investment Expenses:
Mortality and expense risk and administrative charges	(46,444)	(42,641)	(33,175)

Net investment income (loss)	200,010	(39,050)	(33,175)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	306,853
Realized capital gain (loss) on investments	(3,266,173)	626,340	59,848
Change in unrealized appreciation (depreciation)	692,796	54,341	(253,512)

Net gain (loss) on investments	(2,573,377)	680,681	113,189

Net increase (decrease) in net assets from operations	(2,373,367)	641,631	80,014

Contract owner transactions:
Variable annuity deposits	—	—	149,304
Terminations, withdrawals and annuity payments	(69,707)	(268,154)	(572,968)
Transfers between subaccounts, net	(2,450,315)	(376,158)	(344,066)
Maintenance charges and mortality adjustments	(34,473)	(21,604)	(12,852)

Increase (decrease) in net assets from contract transactions	(2,554,495)	(665,916)	(780,582)

Total increase (decrease) in net assets	(4,927,862)	(24,285)	(700,568)

Net assets as of December 31, 2025	$4,949,891	$3,988,980	$2,581,503

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Net assets as of December 31, 2023	$4,410,036	$1,571,764	$1,404,464

Investment income (loss):
Dividend distributions	59,202	—	851
Investment Expenses:
Mortality and expense risk and administrative charges	(50,851)	(24,153)	(16,271)

Net investment income (loss)	8,351	(24,153)	(15,420)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	210	52,745
Realized capital gain (loss) on investments	182,303	44,555	66,684
Change in unrealized appreciation (depreciation)	300,985	193,078	(80,774)

Net gain (loss) on investments	483,288	237,843	38,655

Net increase (decrease) in net assets from operations	491,639	213,690	23,235

Contract owner transactions:
Variable annuity deposits	341,489	20,956	41,883
Terminations, withdrawals and annuity payments	(664,830)	(274,619)	(242,788)
Transfers between subaccounts, net	45,411	(52,819)	333,511
Maintenance charges and mortality adjustments	(21,173)	(9,633)	(6,019)

Increase (decrease) in net assets from contract transactions	(299,103)	(316,115)	126,587

Total increase (decrease) in net assets	192,536	(102,425)	149,822

Net assets as of December 31, 2024	$4,602,572	$1,469,339	$1,554,286

Investment income (loss):
Dividend distributions	55,465	—	1,207
Investment Expenses:
Mortality and expense risk and administrative charges	(49,541)	(16,672)	(13,635)

Net investment income (loss)	5,924	(16,672)	(12,428)

Increase (decrease) in net assets from operations:
Capital gain distributions	217,386	79,469	98,595
Realized capital gain (loss) on investments	204,595	(12,542)	(61,259)
Change in unrealized appreciation (depreciation)	219,153	16,896	(53,223)

Net gain (loss) on investments	641,134	83,823	(15,887)

Net increase (decrease) in net assets from operations	647,058	67,151	(28,315)

Contract owner transactions:
Variable annuity deposits	94,014	475	54,325
Terminations, withdrawals and annuity payments	(579,959)	(251,009)	(166,200)
Transfers between subaccounts, net	(143,929)	114,920	(508,143)
Maintenance charges and mortality adjustments	(20,927)	(7,547)	(4,724)

Increase (decrease) in net assets from contract transactions	(650,801)	(143,161)	(624,742)

Total increase (decrease) in net assets	(3,743)	(76,010)	(653,057)

Net assets as of December 31, 2025	$4,598,829	$1,393,329	$901,229

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy(d)
Net assets as of December 31, 2023	$1,303,926	$1,433,404	$630,776

Investment income (loss):
Dividend distributions	—	—	20,352
Investment Expenses:
Mortality and expense risk and administrative charges	(17,114)	(14,627)	(8,589)

Net investment income (loss)	(17,114)	(14,627)	11,763

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(73,518)	24,404	4,394
Change in unrealized appreciation (depreciation)	131,393	(14,090)	105,313

Net gain (loss) on investments	57,875	10,314	109,707

Net increase (decrease) in net assets from operations	40,761	(4,313)	121,470

Contract owner transactions:
Variable annuity deposits	20,584	9,618	—
Terminations, withdrawals and annuity payments	(272,289)	(239,531)	(9,018)
Transfers between subaccounts, net	171,065	315,226	(4,673)
Maintenance charges and mortality adjustments	(6,859)	(5,825)	(1,036)

Increase (decrease) in net assets from contract transactions	(87,499)	79,488	(14,727)

Total increase (decrease) in net assets	(46,738)	75,175	106,743

Net assets as of December 31, 2024	$1,257,188	$1,508,579	$737,519

Investment income (loss):
Dividend distributions	—	—	41,165
Investment Expenses:
Mortality and expense risk and administrative charges	(15,614)	(14,530)	(8,166)

Net investment income (loss)	(15,614)	(14,530)	32,999

Increase (decrease) in net assets from operations:
Capital gain distributions	—	42,689	—
Realized capital gain (loss) on investments	(13,394)	(35,080)	(98)
Change in unrealized appreciation (depreciation)	108,305	4,689	(145,837)

Net gain (loss) on investments	94,911	12,298	(145,935)

Net increase (decrease) in net assets from operations	79,297	(2,232)	(112,936)

Contract owner transactions:
Variable annuity deposits	3,228	49,601	—
Terminations, withdrawals and annuity payments	(123,443)	(151,531)	(20,101)
Transfers between subaccounts, net	139,820	305,456	31,958
Maintenance charges and mortality adjustments	(6,778)	(5,305)	(914)

Increase (decrease) in net assets from contract transactions	12,827	198,221	10,943

Total increase (decrease) in net assets	92,124	195,989	(101,993)

Net assets as of December 31, 2025	$1,349,312	$1,704,568	$635,526

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation
Net assets as of December 31, 2023	$3,287,683	$470,783	$568,981

Investment income (loss):
Dividend distributions	—	3,746	1,076
Investment Expenses:
Mortality and expense risk and administrative charges	(41,635)	(5,317)	(4,715)

Net investment income (loss)	(41,635)	(1,571)	(3,639)

Increase (decrease) in net assets from operations:
Capital gain distributions	148,304	—	—
Realized capital gain (loss) on investments	355,888	508	(7,257)
Change in unrealized appreciation (depreciation)	167,594	54,018	(7,777)

Net gain (loss) on investments	671,786	54,526	(15,034)

Net increase (decrease) in net assets from operations	630,151	52,955	(18,673)

Contract owner transactions:
Variable annuity deposits	57,575	—	3,295
Terminations, withdrawals and annuity payments	(535,243)	(43,470)	(76,915)
Transfers between subaccounts, net	(75,222)	(35,400)	(93,286)
Maintenance charges and mortality adjustments	(17,176)	(1,805)	(2,401)

Increase (decrease) in net assets from contract transactions	(570,066)	(80,675)	(169,307)

Total increase (decrease) in net assets	60,085	(27,720)	(187,980)

Net assets as of December 31, 2024	$3,347,768	$443,063	$381,001

Investment income (loss):
Dividend distributions	—	2,322	—
Investment Expenses:
Mortality and expense risk and administrative charges	(42,047)	(10,405)	(4,836)

Net investment income (loss)	(42,047)	(8,083)	(4,836)

Increase (decrease) in net assets from operations:
Capital gain distributions	334,757	—	—
Realized capital gain (loss) on investments	274,988	16,875	(491)
Change in unrealized appreciation (depreciation)	225,715	265,322	43,116

Net gain (loss) on investments	835,460	282,197	42,625

Net increase (decrease) in net assets from operations	793,413	274,114	37,789

Contract owner transactions:
Variable annuity deposits	3,989	—	—
Terminations, withdrawals and annuity payments	(553,669)	(58,990)	(24,854)
Transfers between subaccounts, net	93,400	703,475	19,185
Maintenance charges and mortality adjustments	(17,532)	(3,466)	(2,304)

Increase (decrease) in net assets from contract transactions	(473,812)	641,019	(7,973)

Total increase (decrease) in net assets	319,601	915,133	29,816

Net assets as of December 31, 2025	$3,667,369	$1,358,196	$410,817

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy(d)	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2023	$2,178,641	$81,837	$2,721,019

Investment income (loss):
Dividend distributions	29,297	4,215	—
Investment Expenses:
Mortality and expense risk and administrative charges	(26,393)	(809)	(16,054)

Net investment income (loss)	2,904	3,406	(16,054)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	153,608
Realized capital gain (loss) on investments	53,030	(3,272)	157,264
Change in unrealized appreciation (depreciation)	301,029	(10,514)	633,797

Net gain (loss) on investments	354,059	(13,786)	944,669

Net increase (decrease) in net assets from operations	356,963	(10,380)	928,615

Contract owner transactions:
Variable annuity deposits	4,504	—	204,409
Terminations, withdrawals and annuity payments	(199,763)	(18,189)	(494,991)
Transfers between subaccounts, net	35,700	631	225,787
Maintenance charges and mortality adjustments	(9,983)	(286)	(3,426)

Increase (decrease) in net assets from contract transactions	(169,542)	(17,844)	(68,221)

Total increase (decrease) in net assets	187,421	(28,224)	860,394

Net assets as of December 31, 2024	$2,366,062	$53,613	$3,581,413

Investment income (loss):
Dividend distributions	37,637	5,122	—
Investment Expenses:
Mortality and expense risk and administrative charges	(29,298)	(847)	(16,226)

Net investment income (loss)	8,339	4,275	(16,226)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	306,339
Realized capital gain (loss) on investments	194,280	(8,307)	154,382
Change in unrealized appreciation (depreciation)	148,099	11,107	57,576

Net gain (loss) on investments	342,379	2,800	518,297

Net increase (decrease) in net assets from operations	350,718	7,075	502,071

Contract owner transactions:
Variable annuity deposits	6,431	—	—
Terminations, withdrawals and annuity payments	(337,371)	(7,906)	(284,779)
Transfers between subaccounts, net	(123,730)	25,468	(361,844)
Maintenance charges and mortality adjustments	(10,553)	(315)	(3,449)

Increase (decrease) in net assets from contract transactions	(465,223)	17,247	(650,072)

Total increase (decrease) in net assets	(114,505)	24,322	(148,001)

Net assets as of December 31, 2025	$2,251,557	$77,935	$3,433,412

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Capital Appreciation	T. Rowe Price Equity Income	T. Rowe Price Growth Stock
Net assets as of December 31, 2023	$6,911,313	$1,267,230	$5,805,195

Investment income (loss):
Dividend distributions	123,529	22,515	—
Investment Expenses:
Mortality and expense risk and administrative charges	(61,223)	(5,250)	(57,222)

Net investment income (loss)	62,306	17,265	(57,222)

Increase (decrease) in net assets from operations:
Capital gain distributions	487,005	94,536	459,933
Realized capital gain (loss) on investments	214,223	838	275,453
Change in unrealized appreciation (depreciation)	(48,461)	23,493	847,822

Net gain (loss) on investments	652,767	118,867	1,583,208

Net increase (decrease) in net assets from operations	715,073	136,132	1,525,986

Contract owner transactions:
Variable annuity deposits	92,926	29,241	89,753
Terminations, withdrawals and annuity payments	(947,796)	(30,285)	(630,237)
Transfers between subaccounts, net	(213,966)	41,155	(87,080)
Maintenance charges and mortality adjustments	(14,336)	(619)	(15,910)

Increase (decrease) in net assets from contract transactions	(1,083,172)	39,492	(643,474)

Total increase (decrease) in net assets	(368,099)	175,624	882,512

Net assets as of December 31, 2024	$6,543,214	$1,442,854	$6,687,707

Investment income (loss):
Dividend distributions	94,323	25,132	—
Investment Expenses:
Mortality and expense risk and administrative charges	(56,943)	(5,861)	(59,793)

Net investment income (loss)	37,380	19,271	(59,793)

Increase (decrease) in net assets from operations:
Capital gain distributions	395,370	183,557	956,267
Realized capital gain (loss) on investments	180,992	3,835	336,808
Change in unrealized appreciation (depreciation)	37,838	15,348	(383,952)

Net gain (loss) on investments	614,200	202,740	909,123

Net increase (decrease) in net assets from operations	651,580	222,011	849,330

Contract owner transactions:
Variable annuity deposits	70,271	325,599	104,921
Terminations, withdrawals and annuity payments	(869,639)	(78,809)	(825,746)
Transfers between subaccounts, net	(291,985)	5,412	331,004
Maintenance charges and mortality adjustments	(14,396)	(602)	(17,865)

Increase (decrease) in net assets from contract transactions	(1,105,749)	251,600	(407,686)

Total increase (decrease) in net assets	(454,169)	473,611	441,644

Net assets as of December 31, 2025	$6,089,045	$1,916,465	$7,129,351

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Health Sciences	T. Rowe Price Limited-Term Bond	T. Rowe Price Retirement 2010
Net assets as of December 31, 2023	$10,321,598	$187,932	$1,673

Investment income (loss):
Dividend distributions	—	4,320	44
Investment Expenses:
Mortality and expense risk and administrative charges	(84,859)	(1,127)	(17)

Net investment income (loss)	(84,859)	3,193	27

Increase (decrease) in net assets from operations:
Capital gain distributions	908,639	—	20
Realized capital gain (loss) on investments	184,661	751	(2)
Change in unrealized appreciation (depreciation)	(885,328)	118	72

Net gain (loss) on investments	207,972	869	90

Net increase (decrease) in net assets from operations	123,113	4,062	117

Contract owner transactions:
Variable annuity deposits	394,070	85,119	—
Terminations, withdrawals and annuity payments	(1,081,821)	(12,568)	—
Transfers between subaccounts, net	(28,381)	(125,292)	—
Maintenance charges and mortality adjustments	(28,120)	(317)	(5)

Increase (decrease) in net assets from contract transactions	(744,252)	(53,058)	(5)

Total increase (decrease) in net assets	(621,139)	(48,996)	112

Net assets as of December 31, 2024	$9,700,459	$138,936	$1,785

Investment income (loss):
Dividend distributions	—	5,688	52
Investment Expenses:
Mortality and expense risk and administrative charges	(66,904)	(1,458)	(17)

Net investment income (loss)	(66,904)	4,230	35

Increase (decrease) in net assets from operations:
Capital gain distributions	307,401	—	50
Realized capital gain (loss) on investments	(100,441)	1,341	(1)
Change in unrealized appreciation (depreciation)	1,088,887	864	98

Net gain (loss) on investments	1,295,847	2,205	147

Net increase (decrease) in net assets from operations	1,228,943	6,435	182

Contract owner transactions:
Variable annuity deposits	174,536	78,202	—
Terminations, withdrawals and annuity payments	(898,919)	(17,797)	—
Transfers between subaccounts, net	(1,276,908)	(85,035)	—
Maintenance charges and mortality adjustments	(18,284)	(419)	(7)

Increase (decrease) in net assets from contract transactions	(2,019,575)	(25,049)	(7)

Total increase (decrease) in net assets	(790,632)	(18,614)	175

Net assets as of December 31, 2025	$8,909,827	$120,322	$1,960

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Retirement 2015	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025
Net assets as of December 31, 2023	$176,071	$126,929	$67,769

Investment income (loss):
Dividend distributions	5,111	3,029	739
Investment Expenses:
Mortality and expense risk and administrative charges	(1,926)	(1,220)	(480)

Net investment income (loss)	3,185	1,809	259

Increase (decrease) in net assets from operations:
Capital gain distributions	2,690	2,206	588
Realized capital gain (loss) on investments	(202)	(153)	95
Change in unrealized appreciation (depreciation)	9,064	5,865	3,635

Net gain (loss) on investments	11,552	7,918	4,318

Net increase (decrease) in net assets from operations	14,737	9,727	4,577

Contract owner transactions:
Variable annuity deposits	35,264	2,080	3,840
Terminations, withdrawals and annuity payments	(944)	—	(38,937)
Transfers between subaccounts, net	(31)	—	(2)
Maintenance charges and mortality adjustments	(39)	(411)	(736)

Increase (decrease) in net assets from contract transactions	34,250	1,669	(35,835)

Total increase (decrease) in net assets	48,987	11,396	(31,258)

Net assets as of December 31, 2024	$225,058	$138,325	$36,511

Investment income (loss):
Dividend distributions	6,138	1,350	1,010
Investment Expenses:
Mortality and expense risk and administrative charges	(2,131)	(1,163)	(363)

Net investment income (loss)	4,007	187	647

Increase (decrease) in net assets from operations:
Capital gain distributions	6,455	1,641	1,371
Realized capital gain (loss) on investments	4	559	25
Change in unrealized appreciation (depreciation)	13,143	12,509	2,326

Net gain (loss) on investments	19,602	14,709	3,722

Net increase (decrease) in net assets from operations	23,609	14,896	4,369

Contract owner transactions:
Variable annuity deposits	—	1,760	3,840
Terminations, withdrawals and annuity payments	—	(99,831)	—
Transfers between subaccounts, net	—	(3)	—
Maintenance charges and mortality adjustments	—	(375)	(348)

Increase (decrease) in net assets from contract transactions	—	(98,449)	3,492

Total increase (decrease) in net assets	23,609	(83,553)	7,861

Net assets as of December 31, 2025	$248,667	$54,772	$44,372

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040
Net assets as of December 31, 2023	$322,886	$74,460	$173,747

Investment income (loss):
Dividend distributions	4,658	1,171	2,129
Investment Expenses:
Mortality and expense risk and administrative charges	(2,867)	(756)	(1,730)

Net investment income (loss)	1,791	415	399

Increase (decrease) in net assets from operations:
Capital gain distributions	3,433	535	1,383
Realized capital gain (loss) on investments	2,540	29	3,089
Change in unrealized appreciation (depreciation)	22,070	6,914	15,756

Net gain (loss) on investments	28,043	7,478	20,228

Net increase (decrease) in net assets from operations	29,834	7,893	20,627

Contract owner transactions:
Variable annuity deposits	4,834	6,580	23,089
Terminations, withdrawals and annuity payments	(77,799)	—	(23,069)
Transfers between subaccounts, net	(1,485)	(8)	(144)
Maintenance charges and mortality adjustments	(753)	(289)	(1,101)

Increase (decrease) in net assets from contract transactions	(75,203)	6,283	(1,225)

Total increase (decrease) in net assets	(45,369)	14,176	19,402

Net assets as of December 31, 2024	$277,517	$88,636	$193,149

Investment income (loss):
Dividend distributions	5,812	1,569	2,771
Investment Expenses:
Mortality and expense risk and administrative charges	(2,651)	(884)	(1,972)

Net investment income (loss)	3,161	685	799

Increase (decrease) in net assets from operations:
Capital gain distributions	10,132	2,915	6,627
Realized capital gain (loss) on investments	296	94	1,287
Change in unrealized appreciation (depreciation)	21,547	9,707	23,762

Net gain (loss) on investments	31,975	12,716	31,676

Net increase (decrease) in net assets from operations	35,136	13,401	32,475

Contract owner transactions:
Variable annuity deposits	286	7,091	20,824
Terminations, withdrawals and annuity payments	—	—	(4,500)
Transfers between subaccounts, net	80,936	(2)	21
Maintenance charges and mortality adjustments	(778)	(321)	(414)

Increase (decrease) in net assets from contract transactions	80,444	6,768	15,931

Total increase (decrease) in net assets	115,580	20,169	48,406

Net assets as of December 31, 2025	$393,097	$108,805	$241,555

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Retirement 2045	T. Rowe Price Retirement 2050	T. Rowe Price Retirement 2055
Net assets as of December 31, 2023	$8,625	$649	$48,438

Investment income (loss):
Dividend distributions	104	9	476
Investment Expenses:
Mortality and expense risk and administrative charges	(93)	(7)	(485)

Net investment income (loss)	11	2	(9)

Increase (decrease) in net assets from operations:
Capital gain distributions	62	6	262
Realized capital gain (loss) on investments	14	1	127
Change in unrealized appreciation (depreciation)	1,071	85	5,815

Net gain (loss) on investments	1,147	92	6,204

Net increase (decrease) in net assets from operations	1,158	94	6,195

Contract owner transactions:
Variable annuity deposits	1,108	278	1,059
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	(1)	—	1
Maintenance charges and mortality adjustments	(94)	(10)	(182)

Increase (decrease) in net assets from contract transactions	1,013	268	878

Total increase (decrease) in net assets	2,171	362	7,073

Net assets as of December 31, 2024	$10,796	$1,011	$55,511

Investment income (loss):
Dividend distributions	146	12	421
Investment Expenses:
Mortality and expense risk and administrative charges	(123)	(11)	(434)

Net investment income (loss)	23	1	(13)

Increase (decrease) in net assets from operations:
Capital gain distributions	369	39	1,255
Realized capital gain (loss) on investments	31	4	3,587
Change in unrealized appreciation (depreciation)	1,736	153	1,972

Net gain (loss) on investments	2,136	196	6,814

Net increase (decrease) in net assets from operations	2,159	197	6,801

Contract owner transactions:
Variable annuity deposits	2,936	251	168
Terminations, withdrawals and annuity payments	—	—	(15,300)
Transfers between subaccounts, net	—	—	(91)
Maintenance charges and mortality adjustments	(112)	(16)	(169)

Increase (decrease) in net assets from contract transactions	2,824	235	(15,392)

Total increase (decrease) in net assets	4,983	432	(8,591)

Net assets as of December 31, 2025	$15,779	$1,443	$46,920

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	T. Rowe Price Retirement Balanced	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Net assets as of December 31, 2023	$136,138	$5,472,435	$3,680,596

Investment income (loss):
Dividend distributions	2,259	201,375	81,015
Investment Expenses:
Mortality and expense risk and administrative charges	(855)	(56,845)	(45,214)

Net investment income (loss)	1,404	144,530	35,801

Increase (decrease) in net assets from operations:
Capital gain distributions	576	38,701	—
Realized capital gain (loss) on investments	(9,634)	(258,258)	79,142
Change in unrealized appreciation (depreciation)	13,527	385,532	(184,168)

Net gain (loss) on investments	4,469	165,975	(105,026)

Net increase (decrease) in net assets from operations	5,873	310,505	(69,225)

Contract owner transactions:
Variable annuity deposits	700	71,173	3,311
Terminations, withdrawals and annuity payments	(62,868)	(776,903)	(533,641)
Transfers between subaccounts, net	(181)	(169,256)	97,480
Maintenance charges and mortality adjustments	(1,817)	(23,861)	(18,807)

Increase (decrease) in net assets from contract transactions	(64,166)	(898,847)	(451,657)

Total increase (decrease) in net assets	(58,293)	(588,342)	(520,882)

Net assets as of December 31, 2024	$77,845	$4,884,093	$3,159,714

Investment income (loss):
Dividend distributions	2,330	28,909	84,803
Investment Expenses:
Mortality and expense risk and administrative charges	(728)	(64,967)	(46,762)

Net investment income (loss)	1,602	(36,058)	38,041

Increase (decrease) in net assets from operations:
Capital gain distributions	1,317	90,223	236,788
Realized capital gain (loss) on investments	(202)	126,666	96,108
Change in unrealized appreciation (depreciation)	4,779	2,148,573	498,525

Net gain (loss) on investments	5,894	2,365,462	831,421

Net increase (decrease) in net assets from operations	7,496	2,329,404	869,462

Contract owner transactions:
Variable annuity deposits	540	73,286	9,450
Terminations, withdrawals and annuity payments	(4,048)	(1,231,925)	(459,333)
Transfers between subaccounts, net	—	2,114,814	378,276
Maintenance charges and mortality adjustments	(467)	(25,390)	(18,998)

Increase (decrease) in net assets from contract transactions	(3,975)	930,785	(90,605)

Total increase (decrease) in net assets	3,521	3,260,189	778,857

Net assets as of December 31, 2025	$81,366	$8,144,282	$3,938,571

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Third Avenue Value
Net assets as of December 31, 2023	$765,260	$4,227	$76,425

Investment income (loss):
Dividend distributions	—	42	4,708
Investment Expenses:
Mortality and expense risk and administrative charges	(4,554)	(33)	(1,199)

Net investment income (loss)	(4,554)	9	3,509

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14	14,397
Realized capital gain (loss) on investments	(13,997)	(661)	383
Change in unrealized appreciation (depreciation)	(79,399)	670	(32,479)

Net gain (loss) on investments	(93,396)	23	(17,699)

Net increase (decrease) in net assets from operations	(97,950)	32	(14,190)

Contract owner transactions:
Variable annuity deposits	55,736	—	33,685
Terminations, withdrawals and annuity payments	(73,323)	(4,262)	(4,002)
Transfers between subaccounts, net	108,032	8	109,652
Maintenance charges and mortality adjustments	(2,018)	(5)	(319)

Increase (decrease) in net assets from contract transactions	88,427	(4,259)	139,016

Total increase (decrease) in net assets	(9,523)	(4,227)	124,826

Net assets as of December 31, 2024	$755,737	$—	$201,251

Investment income (loss):
Dividend distributions	—	—	4,558
Investment Expenses:
Mortality and expense risk and administrative charges	(5,015)	—	(1,131)

Net investment income (loss)	(5,015)	—	3,427

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	14,796
Realized capital gain (loss) on investments	(17,679)	—	1,581
Change in unrealized appreciation (depreciation)	143,607	—	42,245

Net gain (loss) on investments	125,928	—	58,622

Net increase (decrease) in net assets from operations	120,913	—	62,049

Contract owner transactions:
Variable annuity deposits	5,325	—	—
Terminations, withdrawals and annuity payments	(42,073)	—	(4,877)
Transfers between subaccounts, net	1,428	—	(25,579)
Maintenance charges and mortality adjustments	(1,853)	—	(373)

Increase (decrease) in net assets from contract transactions	(37,173)	—	(30,829)

Total increase (decrease) in net assets	83,740	—	31,220

Net assets as of December 31, 2025	$839,477	$—	$232,471

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	TOPS® Aggressive Growth ETF	TOPS® Balanced ETF	TOPS® Conservative ETF
Net assets as of December 31, 2023	$42,918	$973,011	$786,319

Investment income (loss):
Dividend distributions	565	16,467	21,944
Investment Expenses:
Mortality and expense risk and administrative charges	(151)	(2,459)	(2,493)

Net investment income (loss)	414	14,008	19,451

Increase (decrease) in net assets from operations:
Capital gain distributions	470	4,212	7,281
Realized capital gain (loss) on investments	51	4,526	514
Change in unrealized appreciation (depreciation)	5,628	37,228	25,146

Net gain (loss) on investments	6,149	45,966	32,941

Net increase (decrease) in net assets from operations	6,563	59,974	52,392

Contract owner transactions:
Variable annuity deposits	—	—	237,454
Terminations, withdrawals and annuity payments	(338)	(71,377)	(31,564)
Transfers between subaccounts, net	13,665	—	—
Maintenance charges and mortality adjustments	(121)	(1,953)	(2,724)

Increase (decrease) in net assets from contract transactions	13,206	(73,330)	203,166

Total increase (decrease) in net assets	19,769	(13,356)	255,558

Net assets as of December 31, 2024	$62,687	$959,655	$1,041,877

Investment income (loss):
Dividend distributions	619	17,389	23,204
Investment Expenses:
Mortality and expense risk and administrative charges	(169)	(2,435)	(2,674)

Net investment income (loss)	450	14,954	20,530

Increase (decrease) in net assets from operations:
Capital gain distributions	953	10,856	7,019
Realized capital gain (loss) on investments	92	8,506	2,571
Change in unrealized appreciation (depreciation)	10,042	79,058	66,885

Net gain (loss) on investments	11,087	98,420	76,475

Net increase (decrease) in net assets from operations	11,537	113,374	97,005

Contract owner transactions:
Variable annuity deposits	6,494	—	—
Terminations, withdrawals and annuity payments	(369)	(74,189)	(41,692)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(136)	(1,946)	(2,933)

Increase (decrease) in net assets from contract transactions	5,989	(76,135)	(44,625)

Total increase (decrease) in net assets	17,526	37,239	52,380

Net assets as of December 31, 2025	$80,213	$996,894	$1,094,257

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	TOPS® Growth ETF	TOPS® Moderate Growth ETF	VanEck VIP Global Gold
Net assets as of December 31, 2023	$396,338	$790,527	$356,983

Investment income (loss):
Dividend distributions	4,243	20,590	32,261
Investment Expenses:
Mortality and expense risk and administrative charges	(1,060)	(2,678)	(3,329)

Net investment income (loss)	3,183	17,912	28,932

Increase (decrease) in net assets from operations:
Capital gain distributions	737	18,062	—
Realized capital gain (loss) on investments	612	1,621	13,026
Change in unrealized appreciation (depreciation)	35,784	34,498	(59,281)

Net gain (loss) on investments	37,133	54,181	(46,255)

Net increase (decrease) in net assets from operations	40,316	72,093	(17,323)

Contract owner transactions:
Variable annuity deposits	—	578,480	896,041
Terminations, withdrawals and annuity payments	(3,533)	(8,658)	(31,479)
Transfers between subaccounts, net	—	(701)	(146,762)
Maintenance charges and mortality adjustments	(848)	(961)	(597)

Increase (decrease) in net assets from contract transactions	(4,381)	568,160	717,203

Total increase (decrease) in net assets	35,935	640,253	699,880

Net assets as of December 31, 2024	$432,273	$1,430,780	$1,056,863

Investment income (loss):
Dividend distributions	3,994	22,689	30,996
Investment Expenses:
Mortality and expense risk and administrative charges	(1,108)	(3,778)	(12,932)

Net investment income (loss)	2,886	18,911	18,064

Increase (decrease) in net assets from operations:
Capital gain distributions	6,353	24,324	—
Realized capital gain (loss) on investments	14,369	3,023	728,786
Change in unrealized appreciation (depreciation)	49,213	160,614	1,033,697

Net gain (loss) on investments	69,935	187,961	1,762,483

Net increase (decrease) in net assets from operations	72,821	206,872	1,780,547

Contract owner transactions:
Variable annuity deposits	—	—	117,886
Terminations, withdrawals and annuity payments	(61,504)	(17,520)	(130,652)
Transfers between subaccounts, net	—	—	(318,736)
Maintenance charges and mortality adjustments	(887)	(1,772)	(1,352)

Increase (decrease) in net assets from contract transactions	(62,391)	(19,292)	(332,854)

Total increase (decrease) in net assets	10,430	187,580	1,447,693

Net assets as of December 31, 2025	$442,703	$1,618,360	$2,504,556

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	VanEck VIP Global Resources	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth
Net assets as of December 31, 2023	$518,297	$3,821,044	$1,335,928

Investment income (loss):
Dividend distributions	14,624	93,798	27,456
Investment Expenses:
Mortality and expense risk and administrative charges	(1,911)	(18,447)	(10,264)

Net investment income (loss)	12,713	75,351	17,192

Increase (decrease) in net assets from operations:
Capital gain distributions	—	202,867	50,185
Realized capital gain (loss) on investments	(3,974)	9,895	44,121
Change in unrealized appreciation (depreciation)	(26,616)	399,485	173,113

Net gain (loss) on investments	(30,590)	612,247	267,419

Net increase (decrease) in net assets from operations	(17,877)	687,598	284,611

Contract owner transactions:
Variable annuity deposits	—	555,261	994,463
Terminations, withdrawals and annuity payments	(7,807)	(915,363)	(80,412)
Transfers between subaccounts, net	74,977	2,207,486	(234,463)
Maintenance charges and mortality adjustments	(141)	(4,803)	(1,290)

Increase (decrease) in net assets from contract transactions	67,029	1,842,581	678,298

Total increase (decrease) in net assets	49,152	2,530,179	962,909

Net assets as of December 31, 2024	$567,449	$6,351,223	$2,298,837

Investment income (loss):
Dividend distributions	17,249	150,417	27,788
Investment Expenses:
Mortality and expense risk and administrative charges	(1,910)	(27,292)	(10,105)

Net investment income (loss)	15,339	123,125	17,683

Increase (decrease) in net assets from operations:
Capital gain distributions	—	644,282	119,398
Realized capital gain (loss) on investments	(655)	64,157	43,054
Change in unrealized appreciation (depreciation)	197,138	603,087	503,344

Net gain (loss) on investments	196,483	1,311,526	665,796

Net increase (decrease) in net assets from operations	211,822	1,434,651	683,479

Contract owner transactions:
Variable annuity deposits	23,097	4,036,082	859,986
Terminations, withdrawals and annuity payments	(33,312)	(452,500)	(181,482)
Transfers between subaccounts, net	86,481	(1,329,972)	(318,260)
Maintenance charges and mortality adjustments	(122)	(5,669)	(1,217)

Increase (decrease) in net assets from contract transactions	76,144	2,247,941	359,027

Total increase (decrease) in net assets	287,966	3,682,592	1,042,506

Net assets as of December 31, 2025	$855,415	$10,033,815	$3,341,343

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Conservative Allocation	Vanguard® VIF Diversified Value	Vanguard® VIF Equity Income
Net assets as of December 31, 2023	$6,285,486	$1,769,036	$3,442,100

Investment income (loss):
Dividend distributions	193,502	32,738	106,383
Investment Expenses:
Mortality and expense risk and administrative charges	(55,176)	(8,753)	(13,125)

Net investment income (loss)	138,326	23,985	93,258

Increase (decrease) in net assets from operations:
Capital gain distributions	164,014	118,329	224,262
Realized capital gain (loss) on investments	(27,928)	31,793	39,029
Change in unrealized appreciation (depreciation)	232,258	108,501	165,502

Net gain (loss) on investments	368,344	258,623	428,793

Net increase (decrease) in net assets from operations	506,670	282,608	522,051

Contract owner transactions:
Variable annuity deposits	1,383,809	574,344	135,106
Terminations, withdrawals and annuity payments	(727,677)	(360,152)	(212,390)
Transfers between subaccounts, net	677,056	207,890	(269,796)
Maintenance charges and mortality adjustments	(8,029)	(1,290)	(2,712)

Increase (decrease) in net assets from contract transactions	1,325,159	420,792	(349,792)

Total increase (decrease) in net assets	1,831,829	703,400	172,259

Net assets as of December 31, 2024	$8,117,315	$2,472,436	$3,614,359

Investment income (loss):
Dividend distributions	198,622	39,386	96,345
Investment Expenses:
Mortality and expense risk and administrative charges	(41,991)	(10,018)	(13,534)

Net investment income (loss)	156,631	29,368	82,811

Increase (decrease) in net assets from operations:
Capital gain distributions	232,671	205,950	292,867
Realized capital gain (loss) on investments	(101,687)	4,646	69,826
Change in unrealized appreciation (depreciation)	542,007	180,334	140,202

Net gain (loss) on investments	672,991	390,930	502,895

Net increase (decrease) in net assets from operations	829,622	420,298	585,706

Contract owner transactions:
Variable annuity deposits	—	249,520	73,333
Terminations, withdrawals and annuity payments	(1,957,430)	(94,362)	(244,318)
Transfers between subaccounts, net	2,128	(7)	(295,976)
Maintenance charges and mortality adjustments	(6,988)	(1,471)	(2,981)

Increase (decrease) in net assets from contract transactions	(1,962,290)	153,680	(469,942)

Total increase (decrease) in net assets	(1,132,668)	573,978	115,764

Net assets as of December 31, 2025	$6,984,647	$3,046,414	$3,730,123

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index	Vanguard® VIF Growth
Net assets as of December 31, 2023	$11,949,221	$1,215,698	$2,679,715

Investment income (loss):
Dividend distributions	146,165	75,201	9,131
Investment Expenses:
Mortality and expense risk and administrative charges	(34,249)	(6,664)	(10,345)

Net investment income (loss)	111,916	68,537	(1,214)

Increase (decrease) in net assets from operations:
Capital gain distributions	417,877	2,799	—
Realized capital gain (loss) on investments	502,025	(1,870)	11,158
Change in unrealized appreciation (depreciation)	1,487,709	342	894,149

Net gain (loss) on investments	2,407,611	1,271	905,307

Net increase (decrease) in net assets from operations	2,519,527	69,808	904,093

Contract owner transactions:
Variable annuity deposits	713,582	1,670,781	172,328
Terminations, withdrawals and annuity payments	(2,452,466)	(37,461)	(86,655)
Transfers between subaccounts, net	(344,565)	3,621	30,802
Maintenance charges and mortality adjustments	(6,347)	(776)	(2,251)

Increase (decrease) in net assets from contract transactions	(2,089,796)	1,636,165	114,224

Total increase (decrease) in net assets	429,731	1,705,973	1,018,317

Net assets as of December 31, 2024	$12,378,952	$2,921,671	$3,698,032

Investment income (loss):
Dividend distributions	137,554	90,114	8,283
Investment Expenses:
Mortality and expense risk and administrative charges	(41,611)	(7,413)	(12,085)

Net investment income (loss)	95,943	82,701	(3,802)

Increase (decrease) in net assets from operations:
Capital gain distributions	265,043	5,494	224,169
Realized capital gain (loss) on investments	156,577	(16,263)	122,636
Change in unrealized appreciation (depreciation)	1,984,364	81,179	352,403

Net gain (loss) on investments	2,405,984	70,410	699,208

Net increase (decrease) in net assets from operations	2,501,927	153,111	695,406

Contract owner transactions:
Variable annuity deposits	2,580,288	535,733	1,037,539
Terminations, withdrawals and annuity payments	(505,360)	(519,604)	(128,729)
Transfers between subaccounts, net	1,963,461	195,717	(247,759)
Maintenance charges and mortality adjustments	(6,945)	(987)	(2,563)

Increase (decrease) in net assets from contract transactions	4,031,444	210,859	658,488

Total increase (decrease) in net assets	6,533,371	363,970	1,353,894

Net assets as of December 31, 2025	$18,912,323	$3,285,641	$5,051,926

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF High Yield Bond	Vanguard® VIF International	Vanguard® VIF Mid-Cap Index
Net assets as of December 31, 2023	$1,302,723	$4,874,327	$5,294,468

Investment income (loss):
Dividend distributions	99,929	56,916	76,811
Investment Expenses:
Mortality and expense risk and administrative charges	(4,776)	(12,924)	(34,578)

Net investment income (loss)	95,153	43,992	42,233

Increase (decrease) in net assets from operations:
Capital gain distributions	—	150,666	64,015
Realized capital gain (loss) on investments	(9,320)	(271,683)	62,852
Change in unrealized appreciation (depreciation)	15,295	453,972	601,776

Net gain (loss) on investments	5,975	332,955	728,643

Net increase (decrease) in net assets from operations	101,128	376,947	770,876

Contract owner transactions:
Variable annuity deposits	596,454	280,723	618,230
Terminations, withdrawals and annuity payments	(74,196)	(430,297)	(363,588)
Transfers between subaccounts, net	(147,599)	(226,957)	(308,489)
Maintenance charges and mortality adjustments	(994)	(3,490)	(4,998)

Increase (decrease) in net assets from contract transactions	373,665	(380,021)	(58,845)

Total increase (decrease) in net assets	474,793	(3,074)	712,031

Net assets as of December 31, 2024	$1,777,516	$4,871,253	$6,006,499

Investment income (loss):
Dividend distributions	128,956	44,906	77,378
Investment Expenses:
Mortality and expense risk and administrative charges	(5,427)	(15,304)	(38,040)

Net investment income (loss)	123,529	29,602	39,338

Increase (decrease) in net assets from operations:
Capital gain distributions	—	302,659	308,263
Realized capital gain (loss) on investments	(7,077)	(79,865)	68,514
Change in unrealized appreciation (depreciation)	59,581	712,667	219,734

Net gain (loss) on investments	52,504	935,461	596,511

Net increase (decrease) in net assets from operations	176,033	965,063	635,849

Contract owner transactions:
Variable annuity deposits	832,322	685,496	810,082
Terminations, withdrawals and annuity payments	(177,278)	(293,548)	(336,282)
Transfers between subaccounts, net	43,794	234,014	84,110
Maintenance charges and mortality adjustments	(1,305)	(3,525)	(5,405)

Increase (decrease) in net assets from contract transactions	697,533	622,437	552,505

Total increase (decrease) in net assets	873,566	1,587,500	1,188,354

Net assets as of December 31, 2025	$2,651,082	$6,458,753	$7,194,853

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index	Vanguard® VIF Short Term Investment Grade
Net assets as of December 31, 2023	$13,307,614	$2,093,474	$8,728,664

Investment income (loss):
Dividend distributions	351,748	69,301	284,249
Investment Expenses:
Mortality and expense risk and administrative charges	(56,160)	(6,907)	(26,550)

Net investment income (loss)	295,588	62,394	257,699

Increase (decrease) in net assets from operations:
Capital gain distributions	286,010	58,463	—
Realized capital gain (loss) on investments	83,293	(19,514)	(18,008)
Change in unrealized appreciation (depreciation)	754,592	19,153	211,297

Net gain (loss) on investments	1,123,895	58,102	193,289

Net increase (decrease) in net assets from operations	1,419,483	120,496	450,988

Contract owner transactions:
Variable annuity deposits	1,392,387	420,272	3,129,248
Terminations, withdrawals and annuity payments	(843,197)	(118,559)	(1,306,434)
Transfers between subaccounts, net	(131,852)	(41,074)	(445,000)
Maintenance charges and mortality adjustments	(17,759)	(1,795)	(6,415)

Increase (decrease) in net assets from contract transactions	399,579	258,844	1,371,399

Total increase (decrease) in net assets	1,819,062	379,340	1,822,387

Net assets as of December 31, 2024	$15,126,676	$2,472,814	$10,551,051

Investment income (loss):
Dividend distributions	396,276	63,833	419,823
Investment Expenses:
Mortality and expense risk and administrative charges	(61,845)	(6,871)	(28,575)

Net investment income (loss)	334,431	56,962	391,248

Increase (decrease) in net assets from operations:
Capital gain distributions	665,709	40,872	—
Realized capital gain (loss) on investments	130,784	(32,483)	30,698
Change in unrealized appreciation (depreciation)	1,343,941	7,257	256,447

Net gain (loss) on investments	2,140,434	15,646	287,145

Net increase (decrease) in net assets from operations	2,474,865	72,608	678,393

Contract owner transactions:
Variable annuity deposits	1,756,035	260,370	473,642
Terminations, withdrawals and annuity payments	(474,061)	(171,751)	(585,593)
Transfers between subaccounts, net	(459,369)	105,074	627,550
Maintenance charges and mortality adjustments	(17,103)	(1,763)	(7,044)

Increase (decrease) in net assets from contract transactions	805,502	191,930	508,555

Total increase (decrease) in net assets	3,280,367	264,538	1,186,948

Net assets as of December 31, 2025	$18,407,043	$2,737,352	$11,737,999

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Small Company Growth (d)	Vanguard® VIF Total Bond Market Index	Vanguard® VIF Total International Stock Market Index
Net assets as of December 31, 2023	$230,648	$17,650,757	$10,949,848

Investment income (loss):
Dividend distributions	970	504,542	349,888
Investment Expenses:
Mortality and expense risk and administrative charges	(487)	(59,435)	(32,012)

Net investment income (loss)	483	445,107	317,876

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	59,387
Realized capital gain (loss) on investments	(5,313)	(196,836)	29,325
Change in unrealized appreciation (depreciation)	26,079	(39,329)	143,602

Net gain (loss) on investments	20,766	(236,165)	232,314

Net increase (decrease) in net assets from operations	21,249	208,942	550,190

Contract owner transactions:
Variable annuity deposits	—	4,951,632	2,331,011
Terminations, withdrawals and annuity payments	(4,636)	(2,197,547)	(1,294,694)
Transfers between subaccounts, net	(58,732)	416,642	(3,148)
Maintenance charges and mortality adjustments	(234)	(11,105)	(4,561)

Increase (decrease) in net assets from contract transactions	(63,602)	3,159,622	1,028,608

Total increase (decrease) in net assets	(42,353)	3,368,564	1,578,798

Net assets as of December 31, 2024	$188,295	$21,019,321	$12,528,646

Investment income (loss):
Dividend distributions	879	768,529	381,487
Investment Expenses:
Mortality and expense risk and administrative charges	(496)	(71,014)	(37,515)

Net investment income (loss)	383	697,515	343,972

Increase (decrease) in net assets from operations:
Capital gain distributions	12,501	—	232,559
Realized capital gain (loss) on investments	(995)	(90,663)	241,877
Change in unrealized appreciation (depreciation)	3,048	959,365	3,140,849

Net gain (loss) on investments	14,554	868,702	3,615,285

Net increase (decrease) in net assets from operations	14,937	1,566,217	3,959,257

Contract owner transactions:
Variable annuity deposits	13,482	3,149,959	2,422,707
Terminations, withdrawals and annuity payments	(4,546)	(2,064,990)	(892,111)
Transfers between subaccounts, net	1,173	3,417,048	(707,202)
Maintenance charges and mortality adjustments	(218)	(12,166)	(5,414)

Increase (decrease) in net assets from contract transactions	9,891	4,489,851	817,980

Total increase (decrease) in net assets	24,828	6,056,068	4,777,237

Net assets as of December 31, 2025	$213,123	$27,075,389	$17,305,883

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Vanguard® VIF Total Stock Market Index	Victory Pioneer Bond VCT Portfolio (b)	Victory Pioneer Equity Income VCT Portfolio (b)
Net assets as of December 31, 2023	$23,045,885	$132,477	$14,661

Investment income (loss):
Dividend distributions	353,107	3,870	303
Investment Expenses:
Mortality and expense risk and administrative charges	(98,786)	(236)	(196)

Net investment income (loss)	254,321	3,634	107

Increase (decrease) in net assets from operations:
Capital gain distributions	1,935,868	—	2,814
Realized capital gain (loss) on investments	270,439	(8,105)	(65)
Change in unrealized appreciation (depreciation)	3,908,429	5,830	(1,452)

Net gain (loss) on investments	6,114,736	(2,275)	1,297

Net increase (decrease) in net assets from operations	6,369,057	1,359	1,404

Contract owner transactions:
Variable annuity deposits	9,782,955	21,917	—
Terminations, withdrawals and annuity payments	(1,886,980)	(1,968)	—
Transfers between subaccounts, net	1,129,896	(81,283)	—
Maintenance charges and mortality adjustments	(14,335)	(96)	(31)

Increase (decrease) in net assets from contract transactions	9,011,536	(61,430)	(31)

Total increase (decrease) in net assets	15,380,593	(60,071)	1,373

Net assets as of December 31, 2024	$38,426,478	$72,406	$16,034

Investment income (loss):
Dividend distributions	460,517	3,186	333
Investment Expenses:
Mortality and expense risk and administrative charges	(123,629)	(187)	(208)

Net investment income (loss)	336,888	2,999	125

Increase (decrease) in net assets from operations:
Capital gain distributions	2,149,802	—	2,389
Realized capital gain (loss) on investments	436,237	(105)	(86)
Change in unrealized appreciation (depreciation)	3,581,308	3,278	(866)

Net gain (loss) on investments	6,167,347	3,173	1,437

Net increase (decrease) in net assets from operations	6,504,235	6,172	1,562

Contract owner transactions:
Variable annuity deposits	5,707,657	—	—
Terminations, withdrawals and annuity payments	(2,276,275)	(2,098)	—
Transfers between subaccounts, net	142,832	3	—
Maintenance charges and mortality adjustments	(16,085)	(63)	(35)

Increase (decrease) in net assets from contract transactions	3,558,129	(2,158)	(35)

Total increase (decrease) in net assets	10,062,364	4,014	1,527

Net assets as of December 31, 2025	$48,488,842	$76,420	$17,561

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Victory Pioneer High Yield VCT Portfolio (b)	Victory Pioneer Strategic Income Fund (b)	Victory Pioneer Strategic Income VCT Portfolio (b)
Net assets as of December 31, 2023	$26,484	$68,848	$287,112

Investment income (loss):
Dividend distributions	1,832	3,429	23,761
Investment Expenses:
Mortality and expense risk and administrative charges	(138)	(624)	(2,846)

Net investment income (loss)	1,694	2,805	20,915

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(6)	(1,013)	(6,352)
Change in unrealized appreciation (depreciation)	515	763	10,172

Net gain (loss) on investments	509	(250)	3,820

Net increase (decrease) in net assets from operations	2,203	2,555	24,735

Contract owner transactions:
Variable annuity deposits	—	1,736	142,979
Terminations, withdrawals and annuity payments	(59)	(9,829)	(20,568)
Transfers between subaccounts, net	34,996	(686)	348,000
Maintenance charges and mortality adjustments	(11)	(248)	(390)

Increase (decrease) in net assets from contract transactions	34,926	(9,027)	470,021

Total increase (decrease) in net assets	37,129	(6,472)	494,756

Net assets as of December 31, 2024	$63,613	$62,376	$781,868

Investment income (loss):
Dividend distributions	3,456	4,347	35,754
Investment Expenses:
Mortality and expense risk and administrative charges	(444)	(799)	(3,654)

Net investment income (loss)	3,012	3,548	32,100

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,738)	(837)	2,105
Change in unrealized appreciation (depreciation)	786	4,854	46,126

Net gain (loss) on investments	(1,952)	4,017	48,231

Net increase (decrease) in net assets from operations	1,060	7,565	80,331

Contract owner transactions:
Variable annuity deposits	—	1,727	36,932
Terminations, withdrawals and annuity payments	(431)	(1,674)	(11,620)
Transfers between subaccounts, net	(33,326)	21,215	(34,303)
Maintenance charges and mortality adjustments	(59)	(320)	(387)

Increase (decrease) in net assets from contract transactions	(33,816)	20,948	(9,378)

Total increase (decrease) in net assets	(32,756)	28,513	70,953

Net assets as of December 31, 2025	$30,857	$90,889	$852,821

(b)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Victory RS Partners (d)	Victory RS Science and Technology	Victory RS Value
Net assets as of December 31, 2023	$482,425	$711,607	$1,752,623

Investment income (loss):
Dividend distributions	2,378	—	7,388
Investment Expenses:
Mortality and expense risk and administrative charges	(4,566)	(7,053)	(16,580)

Net investment income (loss)	(2,188)	(7,053)	(9,192)

Increase (decrease) in net assets from operations:
Capital gain distributions	26,139	—	155,479
Realized capital gain (loss) on investments	338	(5,448)	2,737
Change in unrealized appreciation (depreciation)	40,899	227,747	48,170

Net gain (loss) on investments	67,376	222,299	206,386

Net increase (decrease) in net assets from operations	65,188	215,246	197,194

Contract owner transactions:
Variable annuity deposits	1,411	19,612	27,271
Terminations, withdrawals and annuity payments	(26,262)	(92,168)	(207,744)
Transfers between subaccounts, net	(3,922)	543	28,395
Maintenance charges and mortality adjustments	(1,163)	(1,114)	(5,965)

Increase (decrease) in net assets from contract transactions	(29,936)	(73,127)	(158,043)

Total increase (decrease) in net assets	35,252	142,119	39,151

Net assets as of December 31, 2024	$517,677	$853,726	$1,791,774

Investment income (loss):
Dividend distributions	2,730	—	10,715
Investment Expenses:
Mortality and expense risk and administrative charges	(4,307)	(7,686)	(15,385)

Net investment income (loss)	(1,577)	(7,686)	(4,670)

Increase (decrease) in net assets from operations:
Capital gain distributions	21,004	21,567	123,155
Realized capital gain (loss) on investments	—	9,150	(16,184)
Change in unrealized appreciation (depreciation)	(13,608)	116,046	(43,819)

Net gain (loss) on investments	7,396	146,763	63,152

Net increase (decrease) in net assets from operations	5,819	139,077	58,482

Contract owner transactions:
Variable annuity deposits	1,411	22,402	37,049
Terminations, withdrawals and annuity payments	(65,471)	(60,943)	(251,443)
Transfers between subaccounts, net	(4,296)	(11,286)	8,284
Maintenance charges and mortality adjustments	(1,059)	(1,090)	(6,262)

Increase (decrease) in net assets from contract transactions	(69,415)	(50,917)	(212,372)

Total increase (decrease) in net assets	(63,596)	88,160	(153,890)

Net assets as of December 31, 2025	$454,081	$941,886	$1,637,884

(d)	Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Virtus Ceredex Mid Cap Value Equity	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Small- Cap Growth Series
Net assets as of December 31, 2023	$151,417	$349,118	$1,566,755

Investment income (loss):
Dividend distributions	1,176	7,664	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,368)	(2,042)	(13,969)

Net investment income (loss)	(192)	5,622	(13,969)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,482	4,868	112,915
Realized capital gain (loss) on investments	(18)	386	(21,941)
Change in unrealized appreciation (depreciation)	3,350	21,766	38,697

Net gain (loss) on investments	12,814	27,020	129,671

Net increase (decrease) in net assets from operations	12,622	32,642	115,702

Contract owner transactions:
Variable annuity deposits	3,945	11,612	2,943
Terminations, withdrawals and annuity payments	(22,777)	(6,031)	(232,526)
Transfers between subaccounts, net	(32)	77,370	(55,575)
Maintenance charges and mortality adjustments	(640)	(186)	(1,519)

Increase (decrease) in net assets from contract transactions	(19,504)	82,765	(286,677)

Total increase (decrease) in net assets	(6,882)	115,407	(170,975)

Net assets as of December 31, 2024	$144,535	$464,525	$1,395,780

Investment income (loss):
Dividend distributions	1,184	11,441	—
Investment Expenses:
Mortality and expense risk and administrative charges	(1,190)	(2,713)	(10,931)

Net investment income (loss)	(6)	8,728	(10,931)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,717	1,895	243,017
Realized capital gain (loss) on investments	(4,556)	7,148	(139,225)
Change in unrealized appreciation (depreciation)	590	(15,527)	(391,009)

Net gain (loss) on investments	15,751	(6,484)	(287,217)

Net increase (decrease) in net assets from operations	15,745	2,244	(298,148)

Contract owner transactions:
Variable annuity deposits	3,212	5,099	5,188
Terminations, withdrawals and annuity payments	(1,234)	(10,769)	(88,438)
Transfers between subaccounts, net	(23,758)	(34,643)	(101,287)
Maintenance charges and mortality adjustments	(449)	(265)	(1,167)

Increase (decrease) in net assets from contract transactions	(22,229)	(40,578)	(185,704)

Total increase (decrease) in net assets	(6,484)	(38,334)	(483,852)

Net assets as of December 31, 2025	$138,051	$426,191	$911,928

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series	Virtus Tactical Allocation Series
Net assets as of December 31, 2023	$143,587	$351,942	$283,692

Investment income (loss):
Dividend distributions	17,723	690	6,346
Investment Expenses:
Mortality and expense risk and administrative charges	(1,077)	(919)	(1,412)

Net investment income (loss)	16,646	(229)	4,934

Increase (decrease) in net assets from operations:
Capital gain distributions	—	593	28,803
Realized capital gain (loss) on investments	(298)	101	(6,546)
Change in unrealized appreciation (depreciation)	(235)	(20,900)	11,348

Net gain (loss) on investments	(533)	(20,206)	33,605

Net increase (decrease) in net assets from operations	16,113	(20,435)	38,539

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(8,785)	(6,971)	(46,504)
Transfers between subaccounts, net	170,583	7,525	11,026
Maintenance charges and mortality adjustments	(597)	(410)	(138)

Increase (decrease) in net assets from contract transactions	161,201	144	(35,616)

Total increase (decrease) in net assets	177,314	(20,291)	2,923

Net assets as of December 31, 2024	$320,901	$331,651	$286,615

Investment income (loss):
Dividend distributions	17,185	625	6,340
Investment Expenses:
Mortality and expense risk and administrative charges	(1,178)	(930)	(1,033)

Net investment income (loss)	16,007	(305)	5,307

Increase (decrease) in net assets from operations:
Capital gain distributions	—	11,401	36,840
Realized capital gain (loss) on investments	88	257	83
Change in unrealized appreciation (depreciation)	6,787	18,188	(23,811)

Net gain (loss) on investments	6,875	29,846	13,112

Net increase (decrease) in net assets from operations	22,882	29,541	18,419

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(10,978)	(6,826)	(262)
Transfers between subaccounts, net	(1,898)	(92)	(1,744)
Maintenance charges and mortality adjustments	(674)	(415)	(71)

Increase (decrease) in net assets from contract transactions	(13,550)	(7,333)	(2,077)

Total increase (decrease) in net assets	9,332	22,208	16,342

Net assets as of December 31, 2025	$330,233	$353,859	$302,957

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Voya MidCap Opportunities Portfolio	VY CBRE Global Real Estate Portfolio	VY CBRE Real Estate Portfolio
Net assets as of December 31, 2023	$225,751	$175,435	$—

Investment income (loss):
Dividend distributions	—	6,976	762
Investment Expenses:
Mortality and expense risk and administrative charges	(812)	(554)	(162)

Net investment income (loss)	(812)	6,422	600

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(22,788)	(597)	2,362
Change in unrealized appreciation (depreciation)	53,519	(3,391)	—

Net gain (loss) on investments	30,731	(3,988)	2,362

Net increase (decrease) in net assets from operations	29,919	2,434	2,962

Contract owner transactions:
Variable annuity deposits	—	83,227	—
Terminations, withdrawals and annuity payments	(12,371)	(2,834)	(151)
Transfers between subaccounts, net	(24,759)	3	(2,785)
Maintenance charges and mortality adjustments	(262)	(3)	(26)

Increase (decrease) in net assets from contract transactions	(37,392)	80,393	(2,962)

Total increase (decrease) in net assets	(7,473)	82,827	—

Net assets as of December 31, 2024	$218,278	$258,262	$—

Investment income (loss):
Dividend distributions	—	6,252	—
Investment Expenses:
Mortality and expense risk and administrative charges	(746)	(654)	—

Net investment income (loss)	(746)	5,598	—

Increase (decrease) in net assets from operations:
Capital gain distributions	23,997	—	—
Realized capital gain (loss) on investments	(26,952)	(958)	—
Change in unrealized appreciation (depreciation)	12,062	10,496	—

Net gain (loss) on investments	9,107	9,538	—

Net increase (decrease) in net assets from operations	8,361	15,136	—

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(2,820)	(7,353)	—
Transfers between subaccounts, net	(66,870)	—	—
Maintenance charges and mortality adjustments	(270)	(14)	—

Increase (decrease) in net assets from contract transactions	(69,960)	(7,367)	—

Total increase (decrease) in net assets	(61,599)	7,769	—

Net assets as of December 31, 2025	$156,679	$266,031	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2023	$1,284,834

Investment income (loss):
Dividend distributions	61,329
Investment Expenses:
Mortality and expense risk and administrative charges	(8,956)

Net investment income (loss)	52,373

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(50,734)
Change in unrealized appreciation (depreciation)	62,616

Net gain (loss) on investments	11,882

Net increase (decrease) in net assets from operations	64,255

Contract owner transactions:
Variable annuity deposits	4,707
Terminations, withdrawals and annuity payments	(123,173)
Transfers between subaccounts, net	(196,720)
Maintenance charges and mortality adjustments	(3,314)

Increase (decrease) in net assets from contract transactions	(318,500)

Total increase (decrease) in net assets	(254,245)

Net assets as of December 31, 2024	$1,030,589

Investment income (loss):
Dividend distributions	65,375
Investment Expenses:
Mortality and expense risk and administrative charges	(9,224)

Net investment income (loss)	56,151

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(10,293)
Change in unrealized appreciation (depreciation)	50,855

Net gain (loss) on investments	40,562

Net increase (decrease) in net assets from operations	96,713

Contract owner transactions:
Variable annuity deposits	13,183
Terminations, withdrawals and annuity payments	(146,637)
Transfers between subaccounts, net	73,054
Maintenance charges and mortality adjustments	(3,357)

Increase (decrease) in net assets from contract transactions	(63,757)

Total increase (decrease) in net assets	32,956

Net assets as of December 31, 2025	$1,063,545

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XIV

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XIV (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvanceDesigns, AdvisorDesigns, EliteDesigns, EliteDesigns II, Security Benefit Advisor, SecureDesigns, and Valuebuilder are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Discovery Value Portfolio	B	AllianceBernstein LP	—
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Relative Value Portfolio	B	AllianceBernstein LP	—
AB VPS Sustainable Global Thematic Growth	B	AllianceBernstein LP	—
AFIS Capital World Growth and Income	Class 4	Capital Research and Management Company	—
AFIS U.S. Government Securities	Class 4	Capital Research and Management Company	—
AFIS Washington Mutual Investors	Class 4	Capital Research and Management Company	—
Alger Capital Appreciation	Class S	Fred Alger Management, LLC	—
Alger Large Cap Growth	Class I-2	Fred Alger Management, LLC	—
Allspring Growth	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Large Cap Core	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Opportunity VT	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring Small Company Value	A	Allspring Funds Management LLC	Allspring Global Investments, LLC
Allspring VT Discovery All Cap Growth Fund	2	Allspring Funds Management LLC	Allspring Global Investments, LLC
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	—
American Century Diversified Bond	A	American Century Investment Management, Inc	—
American Century Equity Income	A	American Century Investment Management, Inc	—
American Century Heritage	A	American Century Investment Management, Inc	—
American Century International Growth	A	American Century Investment Management, Inc	—
American Century Select	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc	—
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc	—
American Century Ultra®	A	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	—
American Funds IS® Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	—
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
AMG River Road Mid Cap Value	N	AMG Funds LLC	River Road Asset Management, LLC
Ariel®	—	Ariel Investments, LLC	—
Baron Asset	Retail	BAMCO Inc	—
BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Advantage Small Cap Growth	A	BlackRock Advisors LLC	—
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Equity Dividend	A	BlackRock Advisors LLC	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation	A	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	—
BNY Mellon Appreciation	Investor	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
BNY Mellon Dynamic Value	A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Midcap Value Fund	Class A	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Calamos® Growth	A	Calamos Advisors LLC	—
Calamos® Growth and Income	A	Calamos Advisors LLC	—
Calamos® High Income Opportunities	A	Calamos Advisors LLC	—
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dimensional VA Equity Allocation	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA International Small Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	Inst Class	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	Inst Class	Dimensional Fund Advisors LP	—
Donoghue Forlines Dividend VIT Fund	1	Donoghue Forlines, LLC	—
Donoghue Forlines Momentum VIT Fund	1	Donoghue Forlines, LLC	—
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	—
Eaton Vance VT Floating-Rate Income	—	Eaton Vance Management	—
Federated Hermes Corporate Bond	A	Federated Investment Management Company	—
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	—
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	—
Fidelity® Advisor Dividend Growth	Class M-1	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Dividend Growth	Class M-2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor International Capital Appreciation	Class M	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® Advisor Leveraged Company Stock	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor New Insights	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Real Estate	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Stock Selector Mid Cap	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® Advisor Value Strategies	Class M	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

FIL Investment Advisors (UK) Ltd

Fidelity Management & Research (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin DynaTech VIP	Class 2	Franklin Advisers, Inc	—
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	—
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Growth Fund	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	—
Guggenheim Core Bond	A	Security Investors, LLC	—
Guggenheim Floating Rate Strategies	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim High Yield	A	Security Investors, LLC	—
Guggenheim Macro Opportunities	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim Managed Futures Strategy	P	Security Investors, LLC	—
Guggenheim Multi-Hedge Strategies	P	Security Investors, LLC	—
Guggenheim Total Return Bond	A	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco American Franchise	A	Invesco Advisers, Inc	—
Invesco Comstock	A	Invesco Advisers, Inc	—
Invesco Developing Markets	Class A	Invesco Advisers, Inc	—
Invesco Discovery	Class A	Invesco Advisers, Inc	—
Invesco Discovery Mid Cap Growth	A	Invesco Advisers, Inc	—
Invesco Energy	A	Invesco Advisers, Inc	—
Invesco Equity and Income	A	Invesco Advisers, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco Global	Class A	Invesco Advisers, Inc	—
Invesco Gold & Special Minerals	A	Invesco Advisers, Inc	—
Invesco Main Street Mid Cap	A	Invesco Advisers, Inc	—
Invesco Small Cap Growth	A	Invesco Advisers, Inc	—
Invesco Technology	A	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	—
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equally-Weighted S&P 500	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Global Strategic Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	—
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	—
Invesco V.I. International Growth Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	—
Invesco Value Opportunities	A	Invesco Advisers, Inc	—
Janus Henderson Adaptive Risk Managed U.S. Equity	S	Janus Capital Management LLC	INTECH Investment Management LLC
Janus Henderson Mid Cap Value	S	Janus Capital Management LLC	—
Janus Henderson Overseas	S	Janus Capital Management LLC	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	—
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	—
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	—
LVIP American Century Disciplined Core Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Inflation Protection	Service Class	American Century Investment Management, Inc	—
LVIP American Century International	Service Class	American Century Investment Management, Inc	—
LVIP American Century Mid Cap Value	Service Class	American Century Investment Management, Inc	—
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
LVIP JPMorgan Core Bond Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan Small Cap Core Fund	Service Class	J.P. Morgan Investment Management, Inc	—
LVIP JPMorgan US Equity Fund	Service Class	J.P. Morgan Investment Management, Inc	—
Macquarie Asset Strategy	Class A	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	—
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	—
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	—
MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	—
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	—
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	—
MFS® VIT Research	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value	Class A	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core	Class A	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—
NAA Mid Growth	Class A	Security Investors, LLC	—
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Opportunity	Class A	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA SMid Cap Value	Class A	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income	Class A	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Quality Equity Portfolio	Class I	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman AMT Quality Equity Portfolio	Class S	Neuberger Berman Investment Advisers LLC	—
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	—
Neuberger Large Cap Value Fund	Advisor Class	Neuberger Berman Investment Advisers LLC	—
Neuberger Quality Equity Fund	Trust Class	Neuberger Berman Investment Advisers LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Nomura VIP Asset Strategy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Balanced Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Core Equity Series	Service Class	Delaware Management Company	—
Nomura VIP Energy Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Global Growth Series	Service Class	Delaware Management Company	—
Nomura VIP Growth Series	Service Class	Delaware Management Company	—
Nomura VIP High Income Series	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP International Core Equity Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Limited+Term Bond Series	Service Class	Delaware Management Company	Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited
Nomura VIP Mid Cap Growth Series	Service Class	Delaware Management Company	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Nomura VIP Natural Resources Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Science And Technology Series	Service Class	Delaware Management Company	—
Nomura VIP Small Cap Growth Series	Service Class	Delaware Management Company	—
Nomura VIP Smid Cap Core Series	Service Class	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited
Nomura VIP Value Series	Service Class	Delaware Management Company	—
North Square Spectrum Alpha	A	Northern Trust Investments Inc	NSI Retail Advisors, LLC
Northern Global Tactical Asset Allocation	A	Northern Trust Investments Inc	—
Northern Large Cap Core	—	Northern Trust Investments Inc	—
Northern Large Cap Value	—	Northern Trust Investments Inc	—
PGIM Focused Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Mid-Cap Growth	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Natural Resources	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Jennison Small Company	A	PGIM Investments LLC	Jennison Associates LLC
PGIM Quant Solutions Small-Cap Value	A	PGIM Investments LLC	PGIM Quantitative Solutions LLC
PIMCO All Asset	R	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company, LLC	—
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company, LLC	—
PIMCO High Yield	A	Pacific Investment Management Company, LLC	—
PIMCO International Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company, LLC	—
PIMCO Low Duration	R	Pacific Investment Management Company, LLC	—
PIMCO Real Return	R	Pacific Investment Management Company, LLC	—
PIMCO StocksPLUS® Small Fund	A	Pacific Investment Management Company, LLC	—
PIMCO Total Return	R	Pacific Investment Management Company, LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Putnam VT Core Equity Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Growth Fund	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Large Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Royce Micro-Cap	Investment	Royce & Associates, LP	—
Royce Small-Cap Opportunity	Service	Royce & Associates, LP	—
Royce Small-Cap Value	Service	Royce & Associates, LP	—
Rydex VIF Banking	—	Security Investors, LLC	—
Rydex VIF Basic Materials	—	Security Investors, LLC	—
Rydex VIF Biotechnology	—	Security Investors, LLC	—
Rydex VIF Commodities Strategy	—	Security Investors, LLC	—
Rydex VIF Consumer Products	—	Security Investors, LLC	—
Rydex VIF Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Electronics	—	Security Investors, LLC	—
Rydex VIF Energy	—	Security Investors, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—
Rydex VIF Europe 1.25x Strategy	—	Security Investors, LLC	—
Rydex VIF Financial Services	—	Security Investors, LLC	—
Rydex VIF Government Long Bond 1.2x Strategy	—	Security Investors, LLC	—
Rydex VIF Health Care	—	Security Investors, LLC	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF High Yield Strategy	—	Security Investors, LLC	—
Rydex VIF Internet	—	Security Investors, LLC	—
Rydex VIF Inverse Dow 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Government Long Bond Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Mid-Cap Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse NASDAQ-100® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse Russell 2000® Strategy	—	Security Investors, LLC	—
Rydex VIF Inverse S&P 500 Strategy	—	Security Investors, LLC	—
Rydex VIF Japan 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Leisure	—	Security Investors, LLC	—
Rydex VIF Mid-Cap 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Money Market	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100®	—	Security Investors, LLC	—
Rydex VIF NASDAQ-100® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Nova	—	Security Investors, LLC	—
Rydex VIF Precious Metals	—	Security Investors, LLC	—
Rydex VIF Real Estate	—	Security Investors, LLC	—
Rydex VIF Retailing	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 1.5x Strategy	—	Security Investors, LLC	—
Rydex VIF Russell 2000® 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 2x Strategy	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P 500 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P MidCap 400 Pure Value	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Growth	—	Security Investors, LLC	—
Rydex VIF S&P SmallCap 600 Pure Value	—	Security Investors, LLC	—
Rydex VIF Strengthening Dollar 2x Strategy	—	Security Investors, LLC	—
Rydex VIF Technology	—	Security Investors, LLC	—
Rydex VIF Telecommunications	—	Security Investors, LLC	—
Rydex VIF Transportation	—	Security Investors, LLC	—
Rydex VIF Utilities	—	Security Investors, LLC	—
Rydex VIF Weakening Dollar 2x Strategy	—	Security Investors, LLC	—
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc	—
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	—
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	—
Third Avenue Value	—	Third Avenue Management LLC	—
TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	—
VanEck VIP Global Resources	S	Van Eck Associates Corporation	—
Vanguard® VIF Balanced	—	Wellington Management Company LLP	—
Vanguard® VIF Capital Growth	—	PRIMECAP Management Company	—
Vanguard® VIF Conservative Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Diversified Value	—	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	—
Vanguard® VIF Equity Income	—	Vanguard Group Inc Wellington Management Company LLP	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Vanguard® VIF Equity Index	—	Vanguard Group Inc	—
Vanguard® VIF Global Bond Index	—	Vanguard Group Inc	—
Vanguard® VIF Growth	—	Wellington Management Company LLP	—
Vanguard® VIF High Yield Bond	—	Wellington Management Company LLP	—
Vanguard® VIF International	—	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	—
Vanguard® VIF Mid-Cap Index	—	Vanguard Group Inc	—
Vanguard® VIF Moderate Allocation	—	Vanguard Group Inc	—
Vanguard® VIF Real Estate Index	—	Vanguard Group Inc	—
Vanguard® VIF Short Term Investment Grade	—	Vanguard Group Inc	—
Vanguard® VIF Small Company Growth	—	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	—
Vanguard® VIF Total Bond Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total International Stock Market Index	—	Vanguard Group Inc	—
Vanguard® VIF Total Stock Market Index	—	Vanguard Group Inc	—
Victory Pioneer Bond VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer Equity Income VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer High Yield VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory Pioneer Strategic Income Fund	Class A	Amundi Asset Management US, Inc	—
Victory Pioneer Strategic Income VCT Portfolio	Class II	Amundi Asset Management US, Inc	—
Victory RS Partners	A	Victory Capital Management Inc	—
Victory RS Science and Technology	A	Victory Capital Management Inc	—
Victory RS Value	A	Victory Capital Management Inc	—
Virtus Ceredex Mid Cap Value Equity	A	Virtus Fund Advisers, LLC	Ceredex Value Advisors LLC
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC
Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Tactical Allocation Series	A Shares	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY CBRE Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY CBRE Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

The Account has one underlying fund, BlackRock High Yield V.I., that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Investment Income Receivable.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Four Hundred Ten subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount
Invesco V.I. High Yield
Janus Henderson VIT Forty
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Growth and Income VC
MFS® VIT High Yield
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF

All subaccounts reported a full twelve month period except in the incepted year for the following:

Inception Date	Subaccount
August 5, 2025	Fidelity® Advisor Dividend Growth Class M-2
October 25, 2024	Fidelity® Advisor Leveraged Company Stock
December 17, 2021	Donoghue Forlines Dividend VIT Fund
December 17, 2021	Donoghue Forlines Momentum VIT Fund

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 1, 2025	Victory Pioneer Bond VCT Portfolio	Pioneer Bond VCT
April 1, 2025	Victory Pioneer Equity Income VCT Portfolio	Pioneer Equity Income VCT
April 1, 2025	Victory Pioneer High Yield VCT Portfolio	Pioneer High Yield VCT
April 1, 2025	Victory Pioneer Strategic Income Fund	Pioneer Strategic Income
April 1, 2025	Victory Pioneer Strategic Income VCT Portfolio	Pioneer Strategic Income VCT
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio Class I	Neuberger Berman AMT Sustainable Equity Class I
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio Class S	Neuberger Berman AMT Sustainable Equity Class S
July 28, 2025	Neuberger Quality Equity Fund	Neuberger Berman Sustainable Equity
August 22, 2025	Invesco V.I. International Growth Fund	Invesco Oppenheimer V.I. International Growth Fund
December 1, 2025	Nomura VIP Asset Strategy Series	Macquarie VIP Asset Strategy
December 1, 2025	Nomura VIP Balanced Series	Macquarie VIP Balanced
December 1, 2025	Nomura VIP Core Equity Series	Macquarie VIP Core Equity
December 1, 2025	Nomura VIP Energy Series	Macquarie VIP Energy
December 1, 2025	Nomura VIP Global Growth Series	Macquarie VIP Global Growth
December 1, 2025	Nomura VIP Growth Series	Macquarie VIP Growth
December 1, 2025	Nomura VIP High Income Series	Macquarie VIP High Income
December 1, 2025	Nomura VIP International Core Equity Series	Macquarie VIP International Core Equity
December 1, 2025	Nomura VIP Limited+Term Bond Series	Macquarie VIP Limited-Term Bond Series
December 1, 2025	Nomura VIP Mid Cap Growth Series	Macquarie VIP Mid Cap Growth
December 1, 2025	Nomura VIP Natural Resources Series	Macquarie VIP Natural Resources

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Date	New Name	Old Name
December 1, 2025	Nomura VIP Science And Technology Series	Macquarie VIP Science And Technology
December 1, 2025	Nomura VIP Small Cap Growth Series	Macquarie VIP Small Cap Growth
December 1, 2025	Nomura VIP Smid Cap Core Series	Macquarie VIP Smid Cap Core
December 1, 2025	Nomura VIP Value Series	Macquarie VIP Value
December 18, 2025	Neuberger Large Cap Value Fund	Neuberger Berman Large Cap Value
December 31, 2025	BNY Mellon Midcap Value Fund	BNY Mellon Opportunistic Midcap Value

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

August 8, 2025	Fidelity® Advisor Dividend Growth Class M-2	Fidelity® Advisor Dividend Growth Class M-1

The following subaccounts are closed to new investments:

Subaccount
Alger Capital Appreciation
Allspring Growth
Fidelity® Advisor International Capital Appreciation
Invesco Small Cap Growth
LVIP American Century Mid Cap Value
PGIM Quant Solutions Small-Cap Value
PIMCO VIT Low Duration Administrative
PIMCO VIT Real Return Administrative
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Mid-Cap Strategy
Rydex VIF Inverse NASDAQ-100® Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth
Victory RS Partners

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Discovery Value Portfolio	$612,446	$513,357
AB VPS Dynamic Asset Allocation	17,884	152,299
AB VPS Relative Value Portfolio	227,770	199,937
AB VPS Sustainable Global Thematic Growth	17,726	17,334
AFIS Capital World Growth and Income	5,944	25,289
AFIS U.S. Government Securities	75,650	209,375
AFIS Washington Mutual Investors	68,114	184,757
Alger Capital Appreciation (d)	43,670	87,913
Alger Large Cap Growth	767,367	415,884
Allspring Growth (d)	335,629	124,309
Allspring Large Cap Core	229,601	242,366
Allspring Opportunity	71,150	113,759
Allspring Opportunity VT	106,555	147,827
Allspring Small Company Value	602,850	818,763
Allspring VT Discovery All Cap Growth Fund	71,957	2,945
ALPS/Alerian Energy Infrastructure	168,588	12,032
American Century Diversified Bond	207,830	232,751
American Century Equity Income	1,262,674	1,352,506
American Century Heritage	577,597	492,236
American Century International Growth	749,869	963,851
American Century Select	581,132	1,724,731
American Century Strategic Allocation: Aggressive	1,219,814	108,331
American Century Strategic Allocation: Conservative	157,604	217,855
American Century Strategic Allocation: Moderate	918,753	512,612
American Century Ultra®	142,065	176,829
American Funds IS® Asset Allocation	3,758,415	2,841,202
American Funds IS® Capital World Bond	663,366	415,772
American Funds IS® Global Growth	3,403,844	3,203,291
American Funds IS® Global Small Capitalization	99,339	171,903
American Funds IS® Growth	707,288	880,730
American Funds IS® Growth-Income	8,413,461	7,806,685
American Funds IS® International	1,307,721	2,151,451
American Funds IS® International Growth and Income	146,433	107,996
American Funds IS® Mortgage	224,148	24,877
American Funds IS® New World	1,485,273	987,324
AMG River Road Mid Cap Value	246,066	368,097
Ariel®	315,799	410,999
Baron Asset	71,131	80,235
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
BlackRock Advantage Large Cap Core V.I.	$119,684	$58,696
BlackRock Advantage Small Cap Growth	41,528	15,287
BlackRock Basic Value V.I.	45,765	2,745
BlackRock Capital Appreciation V.I.	69,297	316,999
BlackRock Equity Dividend	98,836	88,060
BlackRock Equity Dividend V.I.	2,855,001	2,358,596
BlackRock Global Allocation	55,686	31,488
BlackRock Global Allocation V.I.	544,769	733,528
BlackRock High Yield V.I.	1,566,667	1,465,039
BlackRock Large Cap Focus Growth V.I.	25,715	667
BNY Mellon Appreciation	2,010,305	1,358,157
BNY Mellon Dynamic Value	753,965	886,691
BNY Mellon IP MidCap Stock	368,751	526,153
BNY Mellon IP Small Cap Stock Index	1,795,720	1,438,168
BNY Mellon IP Technology Growth	10,691,521	6,074,008
BNY Mellon Midcap Value Fund (b)	384,154	394,655
BNY Mellon Stock Index	3,808	40,079
BNY Mellon VIF Appreciation	924,242	939,493
Calamos® Growth	799,269	1,882,152
Calamos® Growth and Income	723,704	1,776,873
Calamos® High Income Opportunities	47,279	32,352
ClearBridge Variable Growth	899,116	779,522
ClearBridge Variable Small Cap Growth	2,199,011	928,333
Dimensional VA Equity Allocation	1,998,688	479,044
Dimensional VA Global Bond Portfolio	916,554	525,045
Dimensional VA Global Moderate Allocation	629,762	537,036
Dimensional VA International Small Portfolio	735,416	790,413
Dimensional VA International Value Portfolio	1,837,157	1,080,216
Dimensional VA Short-Term Fixed Portfolio	787,512	1,332,587
Dimensional VA U.S. Large Value Portfolio	1,499,675	1,900,928
Dimensional VA U.S. Targeted Value Portfolio	1,686,354	960,127
Donoghue Forlines Dividend VIT Fund	20,507	5,502
Donoghue Forlines Momentum VIT Fund	206,762	192,756
DWS Small Mid Cap Value VIP	8,086	43,426
Eaton Vance VT Floating-Rate Income	439,964	2,341,898
Federated Hermes Corporate Bond	951,534	2,456,262
Federated Hermes Fund for U.S. Government Securities II	320,172	470,582
Federated Hermes High Income Bond II	342,549	846,222
Fidelity® Advisor Dividend Growth Class M-1 (c)	190,380	2,683,838
Fidelity® Advisor Dividend Growth Class M-2 (a)	2,530,095	88,929
Fidelity® Advisor International Capital Appreciation (d)	13,810	31,057
Fidelity® Advisor Leveraged Company Stock	6,762	31,976

(a)	New subaccount. See Note 1.
(b)	Name change. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity® Advisor New Insights	$111,433	$138,601
Fidelity® Advisor Real Estate	228,760	136,991
Fidelity® Advisor Stock Selector Mid Cap	193,939	377,617
Fidelity® Advisor Value Strategies	302,807	511,514
Fidelity® VIP Balanced	616,296	578,498
Fidelity® VIP Contrafund	10,890,966	10,174,555
Fidelity® VIP Disciplined Small Cap	854,553	130,532
Fidelity® VIP Emerging Markets	1,433,052	1,078,898
Fidelity® VIP Equity-Income	3,907,768	2,001,337
Fidelity® VIP Growth & Income	3,674,452	3,346,667
Fidelity® VIP Growth Opportunities	11,027,095	15,660,796
Fidelity® VIP High Income	155,354	195,163
Fidelity® VIP Index 500	4,699,378	6,039,652
Fidelity® VIP Investment Grade Bond	2,002,490	1,665,284
Fidelity® VIP Mid Cap	862,959	320,026
Fidelity® VIP Overseas	4,245,951	1,967,144
Fidelity® VIP Real Estate	3,673	46,836
Fidelity® VIP Strategic Income	727,994	732,772
Franklin Allocation VIP Fund	252,206	262,766
Franklin DynaTech VIP	97,191	6,106
Franklin Growth and Income VIP Fund	252,968	171,956
Franklin Income VIP Fund	1,920,431	2,086,464
Franklin Large Cap Growth VIP Fund	43,172	1,733
Franklin Mutual Global Discovery VIP Fund	4,393,197	2,056,473
Franklin Mutual Shares VIP Fund	127,016	816
Franklin Rising Dividends VIP Fund	122,583	294,020
Franklin Small Cap Value VIP Fund	684,516	2,103,996
Franklin Small-Mid Cap Growth VIP Fund	167,733	389,932
Franklin Strategic Income VIP Fund	661,775	285,665
Franklin U.S. Government Securities VIP Fund	1,514,056	1,268,467
Goldman Sachs Emerging Markets Equity	339,994	229,747
Goldman Sachs Government Income	313,956	201,632
Goldman Sachs VIT International Equity Insights	801,598	819,557
Goldman Sachs VIT Large Cap Value	196,704	10,506
Goldman Sachs VIT Mid Cap Growth Fund	158,457	39,697
Goldman Sachs VIT Mid Cap Value	53,459	147,801
Goldman Sachs VIT Small Cap Equity Insights	801,175	250,361
Goldman Sachs VIT Strategic Growth	222,068	21,531
Guggenheim Core Bond	321,597	794,212
Guggenheim Floating Rate Strategies	393,598	427,926
Guggenheim High Yield	490,324	714,401
Guggenheim Macro Opportunities	1,278	13,641
Guggenheim Managed Futures Strategy	4,745	4,910
Guggenheim Multi-Hedge Strategies	5,705	7,557
Guggenheim Total Return Bond	74,416	41,169
Guggenheim VIF Floating Rate Strategies	4,478,518	3,642,175
Guggenheim VIF Global Managed Futures Strategy	894,128	283,486
Guggenheim VIF High Yield	1,194,093	3,485,804

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Multi-Hedge Strategies	$310,331	$328,731
Guggenheim VIF Total Return Bond	12,457,985	10,120,072
Invesco American Franchise	232,570	202,014
Invesco Comstock	1,560,869	1,119,547
Invesco Developing Markets	123,439	51,666
Invesco Discovery	45,561	47,519
Invesco Discovery Mid Cap Growth	521,634	443,307
Invesco Energy	3,502	7,534
Invesco Equity and Income	629,009	1,425,967
Invesco Global	162,715	82,291
Invesco Gold & Special Minerals	2,897	6,065
Invesco Main Street Mid Cap	180,741	247,520
Invesco Small Cap Growth (d)	165,811	228,992
Invesco Technology	644,071	104,507
Invesco V.I. American Franchise Series I	179,129	526,825
Invesco V.I. American Franchise Series II	2,415	1,833
Invesco V.I. American Value	2,602,194	1,334,416
Invesco V.I. Balanced-Risk Allocation	12,155	2,589
Invesco V.I. Comstock	6,279,681	14,671,381
Invesco V.I. Core Equity	11,945	652
Invesco V.I. Core Plus Bond	857,577	1,718,002
Invesco V.I. Discovery Mid Cap Growth	599,246	1,596,050
Invesco V.I. Equally-Weighted S&P 500	119,730	360,091
Invesco V.I. Equity and Income	1,052,031	1,504,446
Invesco V.I. EVQ International Equity Fund	3,097,445	2,940,295
Invesco V.I. Global	697,134	1,287,472
Invesco V.I. Global Core Equity	2,808	16,468
Invesco V.I. Global Real Estate Series I	258,850	956,485
Invesco V.I. Global Real Estate Series II	1,638	15,225
Invesco V.I. Global Strategic Income	516,801	681,913
Invesco V.I. Government Money Market	10,254,326	12,561,168
Invesco V.I. Government Securities	2,975,272	4,443,855
Invesco V.I. Growth and Income	13,849	11,041
Invesco V.I. Health Care Series I	1,452,087	1,640,009
Invesco V.I. Health Care Series II	163,092	3,330
Invesco V.I. International Growth Fund (b)	58,854	9,883
Invesco V.I. Main Street Mid Cap Fund®	1,086,251	2,394,432
Invesco V.I. Main Street Small Cap Fund®	1,518,024	3,158,306
Invesco V.I. Small Cap Equity	367,635	415,713
Invesco Value Opportunities	341,247	509,457
Janus Henderson Adaptive Risk Managed U.S. Equity	75,895	155,006
Janus Henderson Mid Cap Value	5,665	1,602
Janus Henderson Overseas	369,438	1,029,403
Janus Henderson VIT Enterprise	2,558,583	6,560,389
Janus Henderson VIT Mid Cap Value	146,507	72,921

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Janus Henderson VIT Overseas	$1,217,502	$769,955
Janus Henderson VIT Research	2,493,571	5,191,179
Lord Abbett Series Bond-Debenture VC	1,135,623	610,677
Lord Abbett Series Developing Growth VC	245,806	1,118,774
Lord Abbett Series Dividend Growth VC	358,803	5,419
Lord Abbett Series Growth Opportunities VC	521	418
Lord Abbett Series Mid Cap Stock VC	5,960	6,486
Lord Abbett Series Total Return VC	208,194	206,993
LVIP American Century Disciplined Core Value	1,837	38,071
LVIP American Century Inflation Protection	109,606	36,888
LVIP American Century International	568	5,987
LVIP American Century Mid Cap Value (d)	543,767	647,175
LVIP American Century Ultra	2,176,448	4,950,409
LVIP American Century Value	3,023,454	4,392,595
LVIP JPMorgan Core Bond Fund	3,366,860	776,801
LVIP JPMorgan Small Cap Core Fund	50,086	9,614
LVIP JPMorgan US Equity Fund	104,450	9,969
Macquarie Asset Strategy	98,728	46,607
MFS® VIT Emerging Markets Equity	67,475	83,433
MFS® VIT Global Tactical Allocation	69,495	1,188
MFS® VIT II MA Investors Growth Stock	39,701	10,977
MFS® VIT II Research International	1,002,491	2,834,106
MFS® VIT International Intrinsic Value	274,124	147,907
MFS® VIT Investors Trust	50,273	45,820
MFS® VIT New Discovery	—	50,362
MFS® VIT Research	12,235	2,694
MFS® VIT Total Return	1,491,949	2,288,358
MFS® VIT Total Return Bond	369,344	72,217
MFS® VIT Utilities	1,124,824	2,756,331
Morgan Stanley VIF Emerging Markets Debt	23,089	234,930
Morgan Stanley VIF Emerging Markets Equity	670,993	846,682
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	177,583	314,695
Morningstar Balanced ETF Asset Allocation Portfolio	3,962,100	1,641,088
Morningstar Conservative ETF Asset Allocation Portfolio	286,877	436,366
Morningstar Growth ETF Asset Allocation Portfolio	912,524	367,458
Morningstar Income and Growth ETF Asset Allocation Portfolio	903,307	385,299
NAA All Cap Value Series	3,368,837	3,317,196
NAA Large Cap Value	215,308	256,882
NAA Large Cap Value Series	4,904,066	6,367,650
NAA Large Core	102,831	625,861
NAA Large Core Series	5,534,262	4,341,282
NAA Large Growth Series	3,469,620	3,482,897
NAA Mid Growth	71,402	324,312
NAA Mid Growth Series	817,447	2,627,279
NAA Opportunity	1,128	15,160
NAA Small Cap Value Series	4,806,035	2,377,223

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
NAA Small Growth Series	$197,514	$562,960
NAA SMid Cap Value	1,579,802	1,613,447
NAA Smid-Cap Value Series	6,774,088	5,631,001
NAA World Equity Income	733,310	1,096,891
NAA World Equity Income Series	7,118,512	7,664,476
Neuberger Berman AMT Quality Equity Portfolio Class I	628,825	1,048,368
Neuberger Berman AMT Quality Equity Portfolio Class S (b)	902,787	2,138,911
Neuberger Berman Core Bond	585,234	547,555
Neuberger Large Cap Value Fund (b)	69,188	201,932
Neuberger Quality Equity Fund (b)	160,412	375,357
Nomura VIP Asset Strategy Series (b)	213,864	118,594
Nomura VIP Balanced Series (b)	6,229	14,191
Nomura VIP Core Equity Series (b)	51,603	18,167
Nomura VIP Energy Series (b)	1,222	19,189
Nomura VIP Global Growth Series (b)	85,549	168,782
Nomura VIP Growth Series (b)	94,753	186,186
Nomura VIP High Income Series (b)	28,088	91,768
Nomura VIP International Core Equity Series (b)	20,686	7,293
Nomura VIP Limited+Term Bond Series (b)	634	291
Nomura VIP Mid Cap Growth Series (b)	48,088	116,229
Nomura VIP Natural Resources Series (b)	—	5,629
Nomura VIP Science And Technology Series (b)	51,609	116,181
Nomura VIP Small Cap Growth Series (b)	56,617	43,133
Nomura VIP Smid Cap Core Series (b)	4,205	89,815
Nomura VIP Value Series (b)	1,124	2,183
North Square Spectrum Alpha	118	45
Northern Global Tactical Asset Allocation	10,906	5,218
Northern Large Cap Core	13,953	33,497
Northern Large Cap Value	110,920	42,444
PGIM Focused Growth	178,268	367,573
PGIM Jennison Mid-Cap Growth	99,667	21,705
PGIM Jennison Natural Resources	1,398	3,007
PGIM Jennison Small Company	34,249	88,802
PGIM Quant Solutions Small-Cap Value (d)	2,798	48,407
PIMCO All Asset	13,389	32,054
PIMCO CommodityRealReturn Strategy	38,497	28,015
PIMCO Emerging Markets Bond	19,825	29,355
PIMCO High Yield	105,889	207,251
PIMCO International Bond (U.S. Dollar-Hedged)	280,267	1,216,195
PIMCO Low Duration	3,784	5,378
PIMCO Real Return	129,369	139,575
PIMCO StocksPLUS® Small Fund	51,385	106,616
PIMCO Total Return	89,274	263,322
PIMCO VIT All Asset Administrative	235,828	757,830
PIMCO VIT All Asset Advisor	42,540	38,303

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PIMCO VIT CommodityRealReturn Strategy Administrative	$688,184	$931,976
PIMCO VIT CommodityRealReturn Strategy Advisor	21,566	126,006
PIMCO VIT Emerging Markets Bond	613,737	699,437
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	353	44
PIMCO VIT Global Managed Asset Allocation	4,068	63,358
PIMCO VIT High Yield	91,812	163,670
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	362,015	1,403,743
PIMCO VIT International Bond Portfolio (Unhedged)	50,902	81,754
PIMCO VIT Low Duration Administrative (d)	3,449,457	4,889,309
PIMCO VIT Low Duration Advisor	1,002,484	616,260
PIMCO VIT Real Return Administrative (d)	977,398	2,302,886
PIMCO VIT Real Return Advisor	955,261	933,548
PIMCO VIT Short-Term	881,304	1,262,879
PIMCO VIT Total Return Administrative	1,144,769	2,019,351
PIMCO VIT Total Return Advisor	1,516,232	2,682,183
Putnam VT Core Equity Fund	1,426,234	1,206,500
Putnam VT Diversified Income	19,097	82,028
Putnam VT Global Asset Allocation	115,552	871,825
Putnam VT High Yield	46,010	40,099
Putnam VT Income	1,387	19,179
Putnam VT Large Cap Growth Fund	192,830	707,097
Putnam VT Large Cap Value	406,595	633,227
Putnam VT Small Cap Growth	81,400	2,667
Putnam VT Small Cap Value	32,175	138,269
Royce Micro-Cap	540,036	1,381,169
Royce Small-Cap Opportunity	970,208	681,999
Royce Small-Cap Value	115,206	104,017
Rydex VIF Banking	463,068	566,411
Rydex VIF Basic Materials	367,932	351,070
Rydex VIF Biotechnology	119,085	531,834
Rydex VIF Commodities Strategy	286,090	317,056
Rydex VIF Consumer Products	249,095	306,340
Rydex VIF Dow 2x Strategy (d)	221,112	198,508
Rydex VIF Electronics	1,691,304	1,049,077
Rydex VIF Energy	2,710,748	2,816,636
Rydex VIF Energy Services	3,491	51,056
Rydex VIF Europe 1.25x Strategy (d)	804,686	834,619
Rydex VIF Financial Services	555,190	634,601
Rydex VIF Government Long Bond 1.2x Strategy (d)	3,321,274	3,344,098
Rydex VIF Health Care	334,749	772,083
Rydex VIF High Yield Strategy	371,344	213,483
Rydex VIF Internet	79,426	178,928
Rydex VIF Inverse Dow 2x Strategy (d)	13,891	22,667
Rydex VIF Inverse Government Long Bond Strategy (d)	178,894	197,009
Rydex VIF Inverse Mid-Cap Strategy (d)	7,909	7,494
Rydex VIF Inverse NASDAQ-100® Strategy (d)	3,197,653	3,236,913

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VIF Inverse Russell 2000® Strategy (d)	$73,032	$102,237
Rydex VIF Inverse S&P 500 Strategy (d)	1,669,502	1,376,993
Rydex VIF Japan 2x Strategy (d)	19,533	62,522
Rydex VIF Leisure	372,648	277,254
Rydex VIF Mid-Cap 1.5x Strategy (d)	1,196,064	1,331,822
Rydex VIF Money Market	43,435,753	40,973,667
Rydex VIF NASDAQ-100®	75,280,542	78,918,716
Rydex VIF NASDAQ-100® 2x Strategy (d)	99,598,182	94,940,142
Rydex VIF Nova (d)	1,213,726	1,622,808
Rydex VIF Precious Metals	6,242,582	7,967,655
Rydex VIF Real Estate	101,146	267,752
Rydex VIF Retailing	43,347	90,854
Rydex VIF Russell 2000® 1.5x Strategy (d)	181,414	342,666
Rydex VIF Russell 2000® 2x Strategy (d)	28,137,977	30,492,462
Rydex VIF S&P 500 2x Strategy (d)	6,471,013	7,175,979
Rydex VIF S&P 500 Pure Growth	3,466,670	3,973,574
Rydex VIF S&P 500 Pure Value	1,364,328	1,791,819
Rydex VIF S&P MidCap 400 Pure Growth	276,088	356,452
Rydex VIF S&P MidCap 400 Pure Value	163,963	702,538
Rydex VIF S&P SmallCap 600 Pure Growth	283,909	286,696
Rydex VIF S&P SmallCap 600 Pure Value	1,309,890	1,083,510
Rydex VIF Strengthening Dollar 2x Strategy (d)	106,205	62,263
Rydex VIF Technology	550,495	731,597
Rydex VIF Telecommunications	756,564	123,628
Rydex VIF Transportation	25,818	38,627
Rydex VIF Utilities	846,687	1,303,571
Rydex VIF Weakening Dollar 2x Strategy (d)	102,296	80,774
T. Rowe Price Blue Chip Growth	326,544	686,503
T. Rowe Price Capital Appreciation	592,384	1,265,383
T. Rowe Price Equity Income	541,783	87,355
T. Rowe Price Growth Stock	1,511,703	1,022,915
T. Rowe Price Health Sciences	1,138,010	2,917,088
T. Rowe Price Limited-Term Bond	144,780	165,599
T. Rowe Price Retirement 2010	101	23
T. Rowe Price Retirement 2015	12,593	2,131
T. Rowe Price Retirement 2020	4,624	101,245
T. Rowe Price Retirement 2025	6,071	561
T. Rowe Price Retirement 2030	100,457	6,720
T. Rowe Price Retirement 2035	11,242	874
T. Rowe Price Retirement 2040	29,568	6,211
T. Rowe Price Retirement 2045	3,435	219
T. Rowe Price Retirement 2050	300	25
T. Rowe Price Retirement 2055	1,776	15,926
T. Rowe Price Retirement Balanced	4,026	5,082
Templeton Developing Markets VIP Fund	6,926,508	5,941,558
Templeton Foreign VIP Fund	832,378	648,154

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Templeton Global Bond VIP Fund	$176,472	$218,660
Third Avenue Value	35,517	48,123
TOPS® Aggressive Growth ETF	8,066	674
TOPS® Balanced ETF	28,246	78,571
TOPS® Conservative ETF	30,223	47,299
TOPS® Growth ETF	10,346	63,498
TOPS® Moderate Growth ETF	47,012	23,069
VanEck VIP Global Gold	1,447,454	1,762,244
VanEck VIP Global Resources	130,329	38,846
Vanguard® VIF Balanced	4,939,506	1,924,158
Vanguard® VIF Capital Growth	1,009,329	513,221
Vanguard® VIF Conservative Allocation	431,293	2,004,281
Vanguard® VIF Diversified Value	494,712	105,714
Vanguard® VIF Equity Income	1,032,247	1,126,511
Vanguard® VIF Equity Index	5,104,021	711,591
Vanguard® VIF Global Bond Index	1,276,496	977,442
Vanguard® VIF Growth	1,537,247	658,392
Vanguard® VIF High Yield Bond	1,298,174	477,112
Vanguard® VIF International	1,797,566	842,868
Vanguard® VIF Mid-Cap Index	1,607,819	707,713
Vanguard® VIF Moderate Allocation	3,260,666	1,455,024
Vanguard® VIF Real Estate Index	691,472	401,708
Vanguard® VIF Short Term Investment Grade	2,553,606	1,653,803
Vanguard® VIF Small Company Growth (d)	34,069	11,294
Vanguard® VIF Total Bond Market Index	8,115,964	2,928,598
Vanguard® VIF Total International Stock Market Index	3,778,257	2,383,746
Vanguard® VIF Total Stock Market Index	9,787,338	3,742,519
Victory Pioneer Bond VCT Portfolio (b)	3,186	2,345
Victory Pioneer Equity Income VCT Portfolio (b)	2,721	242
Victory Pioneer High Yield VCT Portfolio (b)	79,244	110,048
Victory Pioneer Strategic Income Fund (b)	41,078	16,582
Victory Pioneer Strategic Income VCT Portfolio (b)	83,520	60,798
Victory RS Partners (d)	24,442	74,430
Victory RS Science and Technology	46,480	83,516
Victory RS Value	212,842	306,729
Virtus Ceredex Mid Cap Value Equity	23,850	26,368
Virtus Duff & Phelps Real Estate Securities Series	145,667	175,622
Virtus KAR Small-Cap Growth Series	429,068	382,686
Virtus Newfleet Multi-Sector Intermediate Bond Series	22,723	20,266
Virtus SGA International Growth Series	12,027	8,264
Virtus Tactical Allocation Series	43,180	3,110
Voya MidCap Opportunities Portfolio	23,997	70,706
VY CBRE Global Real Estate Portfolio	6,252	8,021
Western Asset Variable Global High Yield Bond	639,705	647,311

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets
AB VPS Discovery Value Portfolio	$55,413
AB VPS Relative Value Portfolio	10,208
AB VPS Sustainable Global Thematic Growth	133,893
AFIS Capital World Growth and Income	21,469
AFIS Washington Mutual Investors	7,714
Allspring Small Company Value	2,324
American Funds IS® Global Small Capitalization	12,763
American Funds IS® Growth	167,517
American Funds IS® Growth-Income	158,716
American Funds IS® International	176,789
American Funds IS® International Growth and Income	15,770
American Funds IS® Mortgage	8,952
American Funds IS® New World	174,139
Ariel®	4,023
BlackRock Equity Dividend V.I.	14,725
BlackRock Global Allocation V.I.	73,729
BlackRock High Yield V.I.	148,888
BNY Mellon Appreciation	7,942
BNY Mellon Dynamic Value	10,492
BNY Mellon IP Small Cap Stock Index	308,421
BNY Mellon IP Technology Growth	118,669
ClearBridge Variable Small Cap Growth	23,799
Dimensional VA Global Bond Portfolio	195,562
Dimensional VA Global Moderate Allocation	256,818
Dimensional VA International Small Portfolio	201,201
Dimensional VA International Value Portfolio	1,036,520
Dimensional VA Short-Term Fixed Portfolio	271,798
Dimensional VA U.S. Large Value Portfolio	433,786
Dimensional VA U.S. Targeted Value Portfolio	775,369
Eaton Vance VT Floating-Rate Income	181,681
Federated Hermes Corporate Bond	3,766

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Federated Hermes Fund for U.S. Government Securities II	$130,699
Federated Hermes High Income Bond II	16,387
Fidelity® Advisor International Capital Appreciation	1,994
Fidelity® Advisor Real Estate	1,314
Fidelity® VIP Balanced	543,329
Fidelity® VIP Contrafund	185,595
Fidelity® VIP Disciplined Small Cap	375,996
Fidelity® VIP Emerging Markets	188,493
Fidelity® VIP Growth & Income	112,437
Fidelity® VIP Growth Opportunities	85,327
Fidelity® VIP High Income	110,543
Fidelity® VIP Index 500	1,009,471
Fidelity® VIP Investment Grade Bond	452,372
Fidelity® VIP Mid Cap	17,098
Fidelity® VIP Overseas	45,261
Fidelity® VIP Real Estate	33,251
Fidelity® VIP Strategic Income	715,194
Franklin DynaTech VIP	21,992
Franklin Income VIP Fund	73,508
Franklin Mutual Global Discovery VIP Fund	20,899
Franklin Small Cap Value VIP Fund	20,825
Franklin Small-Mid Cap Growth VIP Fund	3,450
Franklin Strategic Income VIP Fund	69,745
Franklin U.S. Government Securities VIP Fund	20,944
Goldman Sachs VIT International Equity Insights	29,811
Goldman Sachs VIT Small Cap Equity Insights	67,654
Guggenheim VIF Floating Rate Strategies	231,519
Guggenheim VIF Global Managed Futures Strategy	54,590
Guggenheim VIF High Yield	196,584
Guggenheim VIF Multi-Hedge Strategies	12,666
Guggenheim VIF Total Return Bond	195,171
Invesco Small Cap Growth	2,115
Invesco V.I. American Value	70,934
Invesco V.I. Core Plus Bond	25,420
Invesco V.I. Discovery Mid Cap Growth	1,308
Invesco V.I. Equally-Weighted S&P 500	42,421
Invesco V.I. EVQ International Equity Fund	13,341
Invesco V.I. Global	8,712
Invesco V.I. Global Core Equity	37,163
Invesco V.I. Global Real Estate Series I	2,564
Invesco V.I. Global Real Estate Series II	32,696
Invesco V.I. Government Money Market	132,322
Invesco V.I. Government Securities	38,686
Invesco V.I. International Growth Fund	77,301
Invesco V.I. Main Street Mid Cap Fund®	3,045
Invesco V.I. Main Street Small Cap Fund®	89,740
Invesco V.I. Small Cap Equity	18,999
Janus Henderson Overseas	1,421
Janus Henderson VIT Enterprise	103,177
Janus Henderson VIT Mid Cap Value	5,353
Janus Henderson VIT Overseas	109,789

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Janus Henderson VIT Research	$28,045
Lord Abbett Series Bond-Debenture VC	144,940
Lord Abbett Series Developing Growth VC	35,214
Lord Abbett Series Growth Opportunities VC	3,275
LVIP American Century Disciplined Core Value	107,706
LVIP American Century Inflation Protection	74,976
LVIP American Century Mid Cap Value	42,350
LVIP American Century Ultra	65,007
LVIP American Century Value	34,391
LVIP JPMorgan Core Bond Fund	96,977
LVIP JPMorgan US Equity Fund	139,083
MFS® VIT Emerging Markets Equity	5,442
MFS® VIT II Research International	5,622
MFS® VIT Research	46,814
MFS® VIT Total Return	146,271
MFS® VIT Total Return Bond	37,959
MFS® VIT Utilities	8,115
Morgan Stanley VIF Emerging Markets Equity	52,692
Morningstar Balanced ETF Asset Allocation Portfolio	68,401
Morningstar Conservative ETF Asset Allocation Portfolio	373,761
NAA Large Cap Value Series	24,684
NAA Large Core Series	1,136
NAA Large Growth Series	1,188
NAA Mid Growth Series	37,945
NAA Small Cap Value Series	69,892
NAA Small Growth Series	21,380
NAA Smid-Cap Value Series	66,551
NAA World Equity Income Series	1,481
Neuberger Berman AMT Quality Equity Portfolio Class I	58,330
Nomura VIP Energy Series	411
Nomura VIP Global Growth Series	37,147
Nomura VIP High Income Series	34,921
Nomura VIP International Core Equity Series	11,353
Nomura VIP Mid Cap Growth Series	54,671
Nomura VIP Science And Technology Series	39,852
Nomura VIP Small Cap Growth Series	52,271
PIMCO High Yield	1,021
PIMCO International Bond (U.S. Dollar-Hedged)	1,128
PIMCO VIT All Asset Administrative	1,658
PIMCO VIT All Asset Advisor	126,250
PIMCO VIT CommodityRealReturn Strategy Administrative	42,767
PIMCO VIT Emerging Markets Bond	22,411
PIMCO VIT High Yield	7,078
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	6,744
PIMCO VIT Low Duration Administrative	18,593
PIMCO VIT Low Duration Advisor	6,394
PIMCO VIT Real Return Administrative	4,173
PIMCO VIT Real Return Advisor	50,087
PIMCO VIT Short-Term	234,569
PIMCO VIT Total Return Administrative	4,657
PIMCO VIT Total Return Advisor	1,540,342

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Putnam VT Large Cap Growth Fund	$11,505
Putnam VT Large Cap Value	146,347
Royce Micro-Cap	23,672
Rydex VIF Banking	22,702
Rydex VIF Biotechnology	44,236
Rydex VIF Energy	74,198
Rydex VIF Health Care	37,706
Rydex VIF Inverse Dow 2x Strategy	1
Rydex VIF Inverse Mid-Cap Strategy	11
Rydex VIF Inverse NASDAQ-100® Strategy	4
Rydex VIF Inverse Russell 2000® Strategy	3,030
Rydex VIF Inverse S&P 500 Strategy	14
Rydex VIF Japan 2x Strategy	203
Rydex VIF Mid-Cap 1.5x Strategy	2,642
Rydex VIF Money Market	1,932,229
Rydex VIF Precious Metals	119,966
Rydex VIF Real Estate	27,448
Rydex VIF Retailing	1,805
Rydex VIF Russell 2000® 1.5x Strategy	1,784
Rydex VIF S&P 500 Pure Growth	31,900
Rydex VIF S&P 500 Pure Value	17,835
Rydex VIF S&P MidCap 400 Pure Growth	3,734
Rydex VIF S&P MidCap 400 Pure Value	3,632
Rydex VIF S&P SmallCap 600 Pure Growth	3,582
Rydex VIF S&P SmallCap 600 Pure Value	2,649
Rydex VIF Technology	58,110
Rydex VIF Utilities	49,736
T. Rowe Price Blue Chip Growth	247,651
T. Rowe Price Equity Income	224,019
T. Rowe Price Growth Stock	24,084
T. Rowe Price Health Sciences	28,106
T. Rowe Price Limited-Term Bond	13,867
Templeton Developing Markets VIP Fund	60,824
Templeton Foreign VIP Fund	20,835
Templeton Global Bond VIP Fund	6,957
TOPS® Conservative ETF	485,885
Vanguard® VIF Balanced	1,604,059
Vanguard® VIF Capital Growth	117,454
Vanguard® VIF Conservative Allocation	929,705
Vanguard® VIF Diversified Value	421,377
Vanguard® VIF Equity Income	554,138
Vanguard® VIF Equity Index	2,959,896
Vanguard® VIF Global Bond Index	120,833
Vanguard® VIF Growth	565,722
Vanguard® VIF High Yield Bond	177,282
Vanguard® VIF International	2,121,407
Vanguard® VIF Mid-Cap Index	1,136,657
Vanguard® VIF Moderate Allocation	3,531,322
Vanguard® VIF Real Estate Index	404,174
Vanguard® VIF Short Term Investment Grade	921,161
Vanguard® VIF Small Company Growth	48,789

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
Vanguard® VIF Total Bond Market Index	$4,026,676
Vanguard® VIF Total International Stock Market Index	1,253,439
Vanguard® VIF Total Stock Market Index	4,468,152
Victory Pioneer Bond VCT Portfolio	22,320
Victory RS Science and Technology	5,454
Virtus Duff & Phelps Real Estate Securities Series	14,745
Virtus KAR Small-Cap Growth Series	11,275
Virtus Newfleet Multi-Sector Intermediate Bond Series	186,756
Voya MidCap Opportunities Portfolio	17,091
VY CBRE Global Real Estate Portfolio	15,714
Western Asset Variable Global High Yield Bond	16,689

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.45% of the contract value. For contracts issued prior to June 19, 2006, maximum rider charge is 1% and for contracts issued prior to February 10 2010, maximum rider charge is 1.60%.

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	NAA All Cap Value Series NAA Large Cap Value Series NAA Small Cap Value Series NAA SMid Cap Value Series NAA Mid Growth Series NAA World Equity Income Series
0.35%	Invesco V.I. EVQ International Equity Fund Invesco V.I. Mid Cap Core Equity
0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund
0.45%	Guggenheim VIF Long Short Equity Guggenheim VIF Multi-Hedge Strategies Invesco V.I. Government Securities each Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II Fidelity VIP Contrafund Fidelity VIP Growth Opportunities Fidelity VIP Investment Grade Bond
0.55%	Fidelity VIP Index 500 PIMCO VIT Low Duration PIMCO VIT Real Return PIMCO VIT Total Return Wells Fargo Opportunity VT
0.60%

Federated Hermes Fund for U.S. Government Securities II

Franklin Small-Mid Cap Growth VIP Fund

Invesco V.I. American Franchise

Neuberger Berman AMT Quality Equity Portfolio

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Account Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Security Benefit Advisor

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The EliteDesigns and EliteDesigns II mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets. EliteDesigns: If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 0.20%. If the net asset value of an individual contract is greater than $500,000, no mortality and expense risk charge is deducted. EliteDesigns II: Prior to December 2, 2021, SBL deducted a mortality and expense risk charge of 1.20%. After December 2, 2021, If the net asset value of an individual contract is less than $500,000, SBL deducts a mortality and expense risk charge of 1.20%. If the net asset value of an individual contract is greater than $500,000, SBL deducts a mortality and expense risk charge of 1.00. All contracts, once annuitized, will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value. The amount of these charges differs by Subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II

Dimensional VA Equity Allocation

Dimensional VA Global Bond Portfolio

Dimensional VA Global Moderate Allocation

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA U.S. Large Value Portfolio

Dimensional VA U.S. Targeted Value Portfolio

Vanguard® VIF Balanced

Vanguard® VIF Capital Growth

Vanguard® VIF Conservative Allocation

Vanguard® VIF Diversified Value

Vanguard® VIF Equity Income

Vanguard® VIF Equity Index

Vanguard® VIF Global Bond Index

Vanguard® VIF Growth

Vanguard® VIF High Yield Bond

Vanguard® VIF International

Vanguard® VIF Mid-Cap Index

Vanguard® VIF Moderate Allocation

Vanguard® VIF Real Estate Index

Vanguard® VIF Short Term Investment Grade

Vanguard® VIF Small Company Growth

Vanguard® VIF Total Bond Market Index

Vanguard® VIF Total International Stock Market Index

Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): For EliteDesigns with a 5 year contract rider, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract. For EliteDesigns with a 0 year contract rider and EliteDesigns II contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

Valuebuilder

Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period, mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Discovery Value Portfolio	17,836	(34,358)	(16,522)	17,497	(27,508)	(10,011)
AB VPS Dynamic Asset Allocation	2,453	(14,441)	(11,988)	2,655	(5,932)	(3,277)
AB VPS Relative Value Portfolio	8,864	(7,901)	963	120	(557)	(437)
AB VPS Sustainable Global Thematic Growth	191	(750)	(559)	355	(210)	145
AFIS Capital World Growth and Income	226	(1,518)	(1,292)	1,328	(788)	540
AFIS U.S. Government Securities	9,248	(26,014)	(16,766)	37,569	(1,397)	36,172
AFIS Washington Mutual Investors	1,411	(9,673)	(8,262)	7,450	(7,361)	89
Alger Capital Appreciation (d)	211	(2,045)	(1,834)	233	(846)	(613)
Alger Large Cap Growth	40,393	(27,666)	12,727	11,501	(1,023)	10,478
Allspring Growth (d)	2,649	(3,969)	(1,320)	3,763	(5,956)	(2,193)
Allspring Large Cap Core	8,090	(10,365)	(2,275)	8,452	(13,662)	(5,210)
Allspring Opportunity	1,765	(4,506)	(2,741)	3,989	(5,461)	(1,472)
Allspring Opportunity VT	1,544	(5,273)	(3,729)	1,168	(6,517)	(5,349)
Allspring Small Company Value	40,351	(61,112)	(20,761)	28,257	(59,556)	(31,299)
Allspring VT Discovery All Cap Growth Fund	253	(15)	238	247	(17)	230
ALPS/Alerian Energy Infrastructure	8,437	(789)	7,648	2,007	(4,658)	(2,651)
American Century Diversified Bond	29,129	(32,937)	(3,808)	8,372	(5,153)	3,219
American Century Equity Income	32,959	(57,103)	(24,144)	25,778	(73,825)	(48,047)
American Century Heritage	7,866	(15,119)	(7,253)	5,606	(13,994)	(8,388)
American Century International Growth	69,363	(85,738)	(16,375)	64,004	(86,719)	(22,715)
American Century Select	15,252	(60,125)	(44,873)	14,095	(41,613)	(27,518)
American Century Strategic Allocation: Aggressive	64,526	(5,887)	58,639	5,363	(16,192)	(10,829)
American Century Strategic Allocation: Conservative	12,539	(18,133)	(5,594)	8,793	(22,597)	(13,804)
American Century Strategic Allocation: Moderate	52,230	(32,866)	19,364	18,747	(30,692)	(11,945)
American Century Ultra®	1,533	(4,203)	(2,670)	3,133	(2,368)	765
American Funds IS® Asset Allocation	140,912	(170,793)	(29,881)	411,627	(201,268)	210,359

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS® Capital World Bond	103,003	(62,584)	40,419	37,316	(97,479)	(60,163)
American Funds IS® Global Growth	94,640	(153,776)	(59,136)	59,797	(126,746)	(66,949)
American Funds IS® Global Small Capitalization	8,473	(14,536)	(6,063)	28,502	(7,198)	21,304
American Funds IS® Growth	13,159	(24,138)	(10,979)	18,861	(14,190)	4,671
American Funds IS® Growth-Income	148,648	(325,819)	(177,171)	177,257	(182,675)	(5,418)
American Funds IS® International	143,313	(205,232)	(61,919)	148,796	(52,372)	96,424
American Funds IS® International Growth and Income	14,481	(9,756)	4,725	7,288	(2,193)	5,095
American Funds IS® Mortgage	27,765	(3,084)	24,681	786	(122)	664
American Funds IS® New World	111,002	(76,669)	34,333	74,238	(72,896)	1,342
AMG River Road Mid Cap Value	4,038	(15,283)	(11,245)	4,811	(13,637)	(8,826)
Ariel®	5,442	(17,142)	(11,700)	6,255	(17,572)	(11,317)
Baron Asset	1,645	(3,378)	(1,733)	1,935	(13,434)	(11,499)
BlackRock Advantage Large Cap Core V.I.	1,088	(1,689)	(601)	34,271	(24,452)	9,819
BlackRock Advantage Small Cap Growth	2,582	(717)	1,865	1,779	(2,940)	(1,161)
BlackRock Basic Value V.I.	449	(58)	391	1,390	(60)	1,330
BlackRock Capital Appreciation V.I.	624	(8,879)	(8,255)	3,720	(4,639)	(919)
BlackRock Equity Dividend	2,847	(4,027)	(1,180)	1,901	(4,620)	(2,719)
BlackRock Equity Dividend V.I.	113,601	(126,585)	(12,984)	94,923	(131,259)	(36,336)
BlackRock Global Allocation	3,893	(2,520)	1,373	1,407	(4,101)	(2,694)
BlackRock Global Allocation V.I.	25,282	(58,518)	(33,236)	20,303	(40,626)	(20,323)
BlackRock High Yield V.I.	123,649	(131,122)	(7,473)	127,316	(327,051)	(199,735)
BlackRock Large Cap Focus Growth V.I.	105	(7)	98	459	(44,456)	(43,997)
BNY Mellon Appreciation	40,813	(58,866)	(18,053)	37,011	(67,777)	(30,766)
BNY Mellon Dynamic Value	18,618	(27,509)	(8,891)	17,374	(28,374)	(11,000)
BNY Mellon IP MidCap Stock	14,788	(34,314)	(19,526)	35,809	(25,885)	9,924
BNY Mellon IP Small Cap Stock Index	63,569	(88,786)	(25,217)	69,633	(88,755)	(19,122)
BNY Mellon IP Technology Growth	33,535	(138,790)	(105,255)	154,496	(115,726)	38,770
BNY Mellon Midcap Value Fun (b)	5,860	(14,766)	(8,906)	11,588	(10,375)	1,213

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BNY Mellon Stock Index	47	(1,207)	(1,160)	1,265	(6,638)	(5,373)
BNY Mellon VIF Appreciation	12,803	(44,011)	(31,208)	59,500	(115,844)	(56,344)
Calamos® Growth	11,039	(59,038)	(47,999)	14,328	(51,230)	(36,902)
Calamos® Growth and Income	13,673	(64,025)	(50,352)	17,437	(51,907)	(34,470)
Calamos® High Income Opportunities	3,182	(2,690)	492	7,456	(7,122)	334
ClearBridge Small Cap Growth	—	—	—	20	(1,069)	(1,049)
ClearBridge Variable Growth	12,913	(36,953)	(24,040)	77,247	(114,805)	(37,558)
ClearBridge Variable Small Cap Growth	87,736	(40,144)	47,592	19,443	(108,961)	(89,518)
Dimensional VA Equity Allocation	124,168	(30,463)	93,705	29,162	(17,866)	11,296
Dimensional VA Global Bond Portfolio	112,858	(66,385)	46,473	66,801	(36,287)	30,514
Dimensional VA Global Moderate Allocation	50,060	(39,203)	10,857	1,381	(17,152)	(15,771)
Dimensional VA International Small Portfolio	35,058	(47,286)	(12,228)	48,757	(20,786)	27,971
Dimensional VA International Value Portfolio	107,309	(71,348)	35,961	58,076	(49,802)	8,274
Dimensional VA Short-Term Fixed Portfolio	93,938	(172,492)	(78,554)	348,340	(102,407)	245,933
Dimensional VA U.S. Large Value Portfolio	48,621	(82,679)	(34,058)	59,221	(41,643)	17,578
Dimensional VA U.S. Targeted Value Portfolio	68,522	(51,044)	17,478	32,823	(48,069)	(15,246)
Donoghue Forlines Dividend VIT Fund	2,235	(560)	1,675	—	—	—
Donoghue Forlines Momentum VIT Fund	15,148	(15,148)	—	—	—	—
DWS Small Mid Cap Value VIP	118	(2,780)	(2,662)	1,716	(1,736)	(20)
Eaton Vance VT Floating-Rate Income	33,410	(255,218)	(221,808)	142,943	(99,347)	43,596
Federated Hermes Corporate Bond	90,280	(231,612)	(141,332)	169,585	(120,867)	48,718
Federated Hermes Fund for U.S. Government Securities II	46,701	(68,951)	(22,250)	14,668	(70,744)	(56,076)
Federated Hermes High Income Bond II	17,236	(54,929)	(37,693)	40,729	(81,202)	(40,473)
Fidelity® Advisor Dividend Growth Class M-1 (c)	4,567	(131,277)	(126,710)	8,159	(23,664)	(15,505)
Fidelity® Advisor Dividend Growth Class M-2 (a)	246,091	(7,737)	238,354	—	—	—
Fidelity® Advisor International Capital Appreciation (d)	420	(1,571)	(1,151)	477	(2,555)	(2,078)

(a)	New subaccount. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

,	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Advisor Leveraged Company Stock	553	(2,944)	(2,391)	9,262	(4)	9,258
Fidelity® Advisor New Insights	2,778	(4,255)	(1,477)	1,795	(2,201)	(406)
Fidelity® Advisor Real Estate	10,933	(10,861)	72	5,391	(19,092)	(13,701)
Fidelity® Advisor Stock Selector Mid Cap	5,218	(16,731)	(11,513)	4,770	(16,315)	(11,545)
Fidelity® Advisor Value Strategies	8,571	(20,756)	(12,185)	10,259	(15,458)	(5,199)
Fidelity® VIP Balanced	22,133	(27,645)	(5,512)	78,597	(16,437)	62,160
Fidelity® VIP Contrafund	212,447	(248,531)	(36,084)	74,668	(103,135)	(28,467)
Fidelity® VIP Disciplined Small Cap	35,126	(6,021)	29,105	12,824	(7,481)	5,343
Fidelity® VIP Emerging Markets	115,185	(77,771)	37,414	59,648	(21,993)	37,655
Fidelity® VIP Equity-Income	206,812	(109,130)	97,682	136,067	(46,691)	89,376
Fidelity® VIP Growth & Income	121,570	(142,616)	(21,046)	73,273	(53,275)	19,998
Fidelity® VIP Growth Opportunities	268,340	(354,310)	(85,970)	121,079	(244,147)	(123,068)
Fidelity® VIP High Income	10,523	(18,732)	(8,209)	27,978	(9,708)	18,270
Fidelity® VIP Index 500	180,496	(208,372)	(27,876)	295,932	(311,277)	(15,345)
Fidelity® VIP Investment Grade Bond	216,753	(184,891)	31,862	328,751	(267,775)	60,976
Fidelity® VIP Mid Cap	36,887	(16,475)	20,412	51,526	(38,092)	13,434
Fidelity® VIP Overseas	270,719	(148,823)	121,896	115,394	(87,939)	27,455
Fidelity® VIP Real Estate	475	(3,304)	(2,829)	3,136	(675)	2,461
Fidelity® VIP Strategic Income	68,217	(70,483)	(2,266)	72,059	(12,548)	59,511
Franklin Allocation VIP Fund	16,135	(20,319)	(4,184)	5,588	(22,712)	(17,124)
Franklin DynaTech VIP	3,712	(148)	3,564	204	(48)	156
Franklin Growth and Income VIP Fund	9,410	(8,284)	1,126	1,131	(77)	1,054
Franklin Income VIP Fund	126,802	(157,752)	(30,950)	129,714	(232,249)	(102,535)
Franklin Large Cap Growth VIP Fund	1,100	(40)	1,060	37	(4)	33
Franklin Mutual Global Discovery VIP Fund	244,794	(137,228)	107,566	69,422	(109,604)	(40,182)
Franklin Mutual Shares VIP Fund	6,613	(32)	6,581	61	(40)	21
Franklin Rising Dividends VIP Fund	1,444	(10,297)	(8,853)	7,886	(1,561)	6,325
Franklin Small Cap Value VIP Fund	25,281	(128,932)	(103,651)	128,044	(26,916)	101,128
Franklin Small-Mid Cap Growth VIP Fund	4,874	(17,369)	(12,495)	8,542	(32,807)	(24,265)
Franklin Strategic Income VIP Fund	70,624	(33,544)	37,080	25,155	(54,724)	(29,569)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin U.S. Government Securities VIP Fund	212,308	(173,766)	38,542	128,141	(69,472)	58,669
Goldman Sachs Emerging Markets Equity	42,176	(25,214)	16,962	31,977	(19,117)	12,860
Goldman Sachs Government Income	46,826	(28,710)	18,116	13,135	(50,246)	(37,111)
Goldman Sachs VIT International Equity Insights	63,528	(64,504)	(976)	3,643	(2,007)	1,636
Goldman Sachs VIT Large Cap Value	7,249	(459)	6,790	7,758	—	7,758
Goldman Sachs VIT Mid Cap Growth Fund	3,769	(1,393)	2,376	329	(290)	39
Goldman Sachs VIT Mid Cap Value	1,001	(9,017)	(8,016)	23,782	(21,964)	1,818
Goldman Sachs VIT Small Cap Equity Insights	41,727	(11,531)	30,196	5,284	(6,441)	(1,157)
Goldman Sachs VIT Strategic Growth	3,441	(463)	2,978	242	(3,407)	(3,165)
Guggenheim Core Bond	32,000	(90,177)	(58,177)	51,595	(80,469)	(28,874)
Guggenheim Floating Rate Strategies	32,091	(39,634)	(7,543)	14,564	(23,406)	(8,842)
Guggenheim High Yield	27,710	(47,380)	(19,670)	20,022	(26,725)	(6,703)
Guggenheim Macro Opportunities	65	(1,294)	(1,229)	834	(8)	826
Guggenheim Managed Futures Strategy	607	(655)	(48)	70	(324)	(254)
Guggenheim Multi-Hedge Strategies	624	(977)	(353)	119	(556)	(437)
Guggenheim Total Return Bond	7,504	(4,263)	3,241	8,869	(25,211)	(16,342)
Guggenheim VIF Floating Rate Strategies	420,611	(372,508)	48,103	132,799	(224,498)	(91,699)
Guggenheim VIF Global Managed Futures Strategy	186,464	(58,569)	127,895	133,494	(29,764)	103,730
Guggenheim VIF High Yield	27,482	(135,035)	(107,553)	84,503	(156,134)	(71,631)
Guggenheim VIF Multi-Hedge Strategies	54,314	(53,424)	890	73,063	(376,561)	(303,498)
Guggenheim VIF Total Return Bond	1,252,506	(1,021,343)	231,163	813,257	(664,868)	148,389
Invesco American Franchise	3,344	(8,469)	(5,125)	5,475	(24,321)	(18,846)
Invesco Comstock	42,380	(45,275)	(2,895)	22,728	(63,455)	(40,727)
Invesco Developing Markets	4,442	(5,442)	(1,000)	5,642	(3,388)	2,254
Invesco Discovery	1,036	(1,708)	(672)	1,297	(924)	373
Invesco Discovery Mid Cap Growth	23,291	(23,363)	(72)	7,131	(14,688)	(7,557)
Invesco Energy	644	(1,074)	(430)	745	(4,184)	(3,439)
Invesco Equity and Income	18,927	(69,808)	(50,881)	28,615	(62,789)	(34,174)
Invesco Global	3,057	(3,589)	(532)	1,681	(5,030)	(3,349)
Invesco Gold & Special Minerals	662	(279)	383	790	(514)	276

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco Main Street Mid Cap	6,504	(14,755)	(8,251)	6,258	(17,953)	(11,695)
Invesco Small Cap Growth (d)	2,592	(9,934)	(7,342)	2,596	(13,708)	(11,112)
Invesco Technology	15,549	(5,823)	9,726	9,957	(18,378)	(8,421)
Invesco V.I. American Franchise Series I	4,031	(23,835)	(19,804)	7,330	(39,052)	(31,722)
Invesco V.I. American Franchise Series II	25	(49)	(24)	24	(9)	15
Invesco V.I. American Value	139,157	(93,183)	45,974	96,789	(54,654)	42,135
Invesco V.I. Balanced-Risk Allocation	869	(160)	709	3,444	(14)	3,430
Invesco V.I. Comstock	231,810	(678,310)	(446,500)	747,746	(175,620)	572,126
Invesco V.I. Core Equity	527	(12)	515	2,163	(65,533)	(63,370)
Invesco V.I. Core Plus Bond	81,543	(173,301)	(91,758)	141,610	(200,641)	(59,031)
Invesco V.I. Discovery Mid Cap Growth	17,395	(79,551)	(62,156)	70,866	(35,286)	35,580
Invesco V.I. Equally-Weighted S&P 500	3,624	(31,835)	(28,211)	106,552	(36,849)	69,703
Invesco V.I. Equity and Income	42,516	(80,010)	(37,494)	31,978	(169,492)	(137,514)
Invesco V.I. EVQ International Equity Fund	155,228	(205,512)	(50,284)	162,845	(371,562)	(208,717)
Invesco V.I. Global	8,728	(72,027)	(63,299)	26,955	(58,502)	(31,547)
Invesco V.I. Global Core Equity	68	(1,123)	(1,055)	148	(48)	100
Invesco V.I. Global Real Estate Series I	18,212	(54,287)	(36,075)	80,408	(86,712)	(6,304)
Invesco V.I. Global Real Estate Series II	280	(1,536)	(1,256)	389	(3,026)	(2,637)
Invesco V.I. Global Strategic Income	65,955	(90,663)	(24,708)	27,360	(2,663)	24,697
Invesco V.I. Government Money Market	1,215,333	(1,492,809)	(277,476)	2,324,475	(1,742,405)	582,070
Invesco V.I. Government Securities	435,757	(616,739)	(180,982)	286,897	(260,182)	26,715
Invesco V.I. Growth and Income	489	(472)	17	150	(180)	(30)
Invesco V.I. Health Care Series I	57,564	(62,839)	(5,275)	50,189	(62,107)	(11,918)
Invesco V.I. Health Care Series II	11,281	(131)	11,150	285	(7,530)	(7,245)
Invesco V.I. International Growth Fund (b)	3,395	(715)	2,680	1,386	(9,130)	(7,744)
Invesco V.I. Main Street Mid Cap Fund®	23,041	(104,968)	(81,927)	136,822	(131,758)	5,064
Invesco V.I. Main Street Small Cap Fund®	25,921	(97,132)	(71,211)	101,046	(129,200)	(28,154)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Small Cap Equity	27,438	(27,778)	(340)	1,440	(6,366)	(4,926)
Invesco Value Opportunities	9,260	(27,186)	(17,926)	7,670	(35,954)	(28,284)
Janus Henderson Adaptive Risk Managed U.S. Equity	2,418	(9,647)	(7,229)	3,083	(11,575)	(8,492)
Janus Henderson Mid Cap Value	195	(91)	104	195	(1,759)	(1,564)
Janus Henderson Overseas	55,788	(117,628)	(61,840)	37,063	(97,274)	(60,211)
Janus Henderson VIT Enterprise	37,897	(215,061)	(177,164)	147,768	(220,165)	(72,397)
Janus Henderson VIT Mid Cap Value	7,045	(4,037)	3,008	1,967	(6,108)	(4,141)
Janus Henderson VIT Overseas	130,651	(67,290)	63,361	5,234	(1,747)	3,487
Janus Henderson VIT Research	54,715	(161,713)	(106,998)	99,477	(108,627)	(9,150)
Lord Abbett Series Bond-Debenture VC	101,255	(58,352)	42,903	148,072	(157,132)	(9,060)
Lord Abbett Series Developing Growth VC	14,969	(66,235)	(51,266)	49,852	(17,889)	31,963
Lord Abbett Series Dividend Growth VC	12,061	(194)	11,867	809	(95)	714
Lord Abbett Series Growth Opportunities VC	5	(19)	(14)	5	(17)	(12)
Lord Abbett Series Mid Cap Stock VC	122	(343)	(221)	146	(325)	(179)
Lord Abbett Series Total Return VC	26,188	(26,388)	(200)	4,980	(5,623)	(643)
LVIP American Century Disciplined Core Value	188	(2,224)	(2,036)	245	(2,426)	(2,181)
LVIP American Century Inflation Protection	10,337	(4,564)	5,773	15,741	(44,225)	(28,484)
LVIP American Century International	126	(461)	(335)	147	(1,025)	(878)
LVIP American Century Mid Cap Value (d)	13,314	(31,428)	(18,114)	13,924	(38,843)	(24,919)
LVIP American Century Ultra	23,563	(102,345)	(78,782)	53,960	(158,228)	(104,268)
LVIP American Century Value	56,182	(148,485)	(92,303)	60,252	(322,296)	(262,044)
LVIP JPMorgan Core Bond Fund	410,490	(95,378)	315,112	95,439	(42,442)	52,997
LVIP JPMorgan Small Cap Core Fund	1,099	(558)	541	9,178	(164)	9,014
LVIP JPMorgan US Equity Fund	2,755	(161)	2,594	402	(393)	9
Macquarie Asset Strategy	6,061	(3,429)	2,632	3,963	(5,011)	(1,048)
MFS® VIT Emerging Markets Equity	7,146	(8,618)	(1,472)	5,930	(1,066)	4,864
MFS® VIT Global Tactical Allocation	6,984	(104)	6,880	13	(103)	(90)
MFS® VIT II MA Investors Growth Stock	306	(300)	6	746	(551)	195

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS® VIT II Research International	119,210	(282,276)	(163,066)	152,963	(170,476)	(17,513)
MFS® VIT International Intrinsic Value	13,277	(9,111)	4,166	4,896	(14,805)	(9,909)
MFS® VIT Investors Trust	169	(1,734)	(1,565)	204	(254)	(50)
MFS® VIT New Discovery	303	(2,565)	(2,262)	380	(3,853)	(3,473)
MFS® VIT Research	49	(85)	(36)	51	(84)	(33)
MFS® VIT Total Return	37,863	(144,753)	(106,890)	57,174	(118,503)	(61,329)
MFS® VIT Total Return Bond	41,307	(8,311)	32,996	3,502	(2,737)	765
MFS® VIT Utilities	49,044	(124,956)	(75,912)	89,030	(114,496)	(25,466)
Morgan Stanley VIF Emerging Markets Debt	781	(28,776)	(27,995)	44,587	(14,626)	29,961
Morgan Stanley VIF Emerging Markets Equity	75,630	(103,796)	(28,166)	61,688	(126,453)	(64,765)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	5,172	(18,577)	(13,405)	23,280	(4,421)	18,859
Morningstar Balanced ETF Asset Allocation Portfolio	210,660	(126,841)	83,819	323,906	(94,490)	229,416
Morningstar Conservative ETF Asset Allocation Portfolio	35,128	(46,802)	(11,674)	44,040	(32,235)	11,805
Morningstar Growth ETF Asset Allocation Portfolio	36,136	(23,445)	12,691	22,254	(216,022)	(193,768)
Morningstar Income and Growth ETF Asset Allocation Portfolio	67,881	(35,607)	32,274	28,174	(35,281)	(7,107)
NAA All Cap Value Series	27,569	(128,132)	(100,563)	39,682	(160,416)	(120,734)
NAA Large Cap Value	4,643	(13,159)	(8,516)	3,532	(7,327)	(3,795)
NAA Large Cap Value Series	91,557	(283,101)	(191,544)	131,836	(187,231)	(55,395)
NAA Large Core	5,962	(29,406)	(23,444)	13,558	(23,067)	(9,509)
NAA Large Core Series	139,403	(235,209)	(95,806)	204,028	(182,393)	21,635
NAA Large Growth Series	56,368	(147,580)	(91,212)	70,841	(122,034)	(51,193)
NAA Mid Growth	6,421	(15,594)	(9,173)	10,517	(15,263)	(4,746)
NAA Mid Growth Series	25,644	(115,715)	(90,071)	44,371	(146,144)	(101,773)
NAA Opportunity	213	(853)	(640)	229	(470)	(241)
NAA Small Cap Value Series	62,701	(60,230)	2,471	33,764	(188,586)	(154,822)
NAA Small Growth Series	18,070	(43,921)	(25,851)	20,999	(63,899)	(42,900)
NAA SMid Cap Value	19,568	(46,410)	(26,842)	14,095	(45,170)	(31,075)
NAA Smid-Cap Value Series	33,194	(134,687)	(101,493)	98,795	(255,909)	(157,114)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
NAA World Equity Income	16,131	(69,419)	(53,288)	26,397	(45,873)	(19,476)
NAA World Equity Income Series	312,681	(446,738)	(134,057)	94,304	(159,690)	(65,386)
Neuberger Berman AMT Quality Equity Portfolio Class I	32,486	(59,404)	(26,918)	18,173	(63,786)	(45,613)
Neuberger Berman AMT Quality Equity Portfolio Class S (b)	18,152	(49,402)	(31,250)	36,568	(22,657)	13,911
Neuberger Berman Core Bond	67,622	(63,412)	4,210	77,182	(41,386)	35,796
Neuberger Large Cap Value Fund (b)	3,338	(11,342)	(8,004)	5,597	(19,146)	(13,549)
Neuberger Quality Equity Fund (b)	6,722	(13,475)	(6,753)	6,629	(13,427)	(6,798)
Nomura VIP Asset Strategy Series (b)	13,161	(10,277)	2,884	5,683	(21,085)	(15,402)
Nomura VIP Balanced Series (b)	198	(741)	(543)	215	(513)	(298)
Nomura VIP Core Equity Series (b)	634	(535)	99	311	(779)	(468)
Nomura VIP Energy Series (b)	704	(3,525)	(2,821)	14,540	(11,838)	2,702
Nomura VIP Global Growth Series (b)	3,733	(7,909)	(4,176)	7,514	(2,876)	4,638
Nomura VIP Growth Series (b)	1,674	(4,511)	(2,837)	902	(4,908)	(4,006)
Nomura VIP High Income Series (b)	1,121	(8,970)	(7,849)	6,286	(7,540)	(1,254)
Nomura VIP International Core Equity Series (b)	932	(528)	404	16,414	(14,510)	1,904
Nomura VIP Limited+Term Bond Series (b)	56	(32)	24	94	(31)	63
Nomura VIP Mid Cap Growth Series (b)	438	(4,966)	(4,528)	780	(1,691)	(911)
Nomura VIP Natural Resources Series (b)	961	(744)	217	1,096	(3,947)	(2,851)
Nomura VIP Science And Technology Series (b)	620	(3,411)	(2,791)	823	(1,606)	(783)
Nomura VIP Small Cap Growth Series (b)	3,822	(2,807)	1,015	938	(9,027)	(8,089)
Nomura VIP Smid Cap Core Series (b)	110	(5,111)	(5,001)	2,504	(6,888)	(4,384)
Nomura VIP Value Series (b)	13	(106)	(93)	124	(7,454)	(7,330)
North Square Spectrum Alpha	12	(1)	11	9	(1)	8
Northern Global Tactical Asset Allocation	804	(303)	501	729	(1,204)	(475)
Northern Large Cap Core	190	(1,045)	(855)	243	(34)	209
Northern Large Cap Value	4,798	(1,828)	2,970	4,000	(11,430)	(7,430)
PGIM Focused Growth	13,945	(34,638)	(20,693)	24,459	(52,746)	(28,287)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PGIM Jennison Mid-Cap Growth	3,953	(1,022)	2,931	4,908	(2,274)	2,634
PGIM Jennison Natural Resources	204	(368)	(164)	261	(2,990)	(2,729)
PGIM Jennison Small Company	878	(4,162)	(3,284)	1,262	(6,724)	(5,462)
PGIM Quant Solutions Small-Cap Value (d)	465	(3,509)	(3,044)	727	(4,497)	(3,770)
PIMCO All Asset	594	(3,066)	(2,472)	726	(4,365)	(3,639)
PIMCO CommodityRealReturn Strategy	6,664	(5,460)	1,204	3,417	(5,043)	(1,626)
PIMCO Emerging Markets Bond	2,034	(3,215)	(1,181)	3,019	(1,193)	1,826
PIMCO High Yield	4,986	(12,966)	(7,980)	10,176	(18,572)	(8,396)
PIMCO International Bond (U.S. Dollar-Hedged)	27,206	(118,819)	(91,613)	63,320	(81,657)	(18,337)
PIMCO Low Duration	513	(726)	(213)	1,515	(14,180)	(12,665)
PIMCO Real Return	15,829	(16,350)	(521)	9,374	(20,725)	(11,351)
PIMCO StocksPLUS® Small Fund	1,721	(5,321)	(3,600)	2,875	(2,546)	329
PIMCO Total Return	9,919	(30,545)	(20,626)	13,533	(38,696)	(25,163)
PIMCO VIT All Asset Administrative	12,388	(51,405)	(39,017)	17,926	(70,719)	(52,793)
PIMCO VIT All Asset Advisor	2,492	(3,075)	(583)	3,425	(5,888)	(2,463)
PIMCO VIT CommodityRealReturn Strategy Administrative	136,538	(170,797)	(34,259)	106,952	(334,512)	(227,560)
PIMCO VIT CommodityRealReturn Strategy Advisor	4,547	(25,816)	(21,269)	23,163	(13,712)	9,451
PIMCO VIT Emerging Markets Bond	51,274	(63,848)	(12,574)	123,762	(139,385)	(15,623)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	24	(2)	22	56	(4,255)	(4,199)
PIMCO VIT Global Managed Asset Allocation	179	(4,444)	(4,265)	1,220	(4,874)	(3,654)
PIMCO VIT High Yield	4,423	(8,776)	(4,353)	7,966	(7,524)	442
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	30,897	(124,754)	(93,857)	192,846	(330,092)	(137,246)
PIMCO VIT International Bond Portfolio (Unhedged)	7,658	(12,444)	(4,786)	22,385	(2,996)	19,389
PIMCO VIT Low Duration Administrative (d)	442,718	(642,112)	(199,394)	562,404	(1,385,041)	(822,637)
PIMCO VIT Low Duration Advisor	137,320	(87,014)	50,306	5,736	(2,611)	3,125
PIMCO VIT Real Return Administrative (d)	99,294	(231,906)	(132,612)	378,298	(510,271)	(131,973)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO VIT Real Return Advisor	115,952	(113,651)	2,301	9,081	(31,832)	(22,751)
PIMCO VIT Short-Term	97,934	(160,336)	(62,402)	1,008,483	(751,471)	257,012
PIMCO VIT Total Return Administrative	126,547	(227,476)	(100,929)	233,695	(303,261)	(69,566)
PIMCO VIT Total Return Advisor	173,585	(319,540)	(145,955)	425,646	(591,102)	(165,456)
Putnam VT Core Equity Fund	50,072	(42,839)	7,233	13,269	(934)	12,335
Putnam VT Diversified Income	2,048	(9,253)	(7,205)	721	(799)	(78)
Putnam VT Global Asset Allocation	495	(49,276)	(48,781)	52,303	(3,454)	48,849
Putnam VT High Yield	4,270	(4,125)	145	10,340	(10,199)	141
Putnam VT Income	110	(2,366)	(2,256)	176	(477)	(301)
Putnam VT Large Cap Growth Fund	3,436	(14,954)	(11,518)	2,863	(1,904)	959
Putnam VT Large Cap Value	13,310	(22,126)	(8,816)	10,691	(14,209)	(3,518)
Putnam VT Small Cap Growth	3,265	(116)	3,149	14,624	(14,532)	92
Putnam VT Small Cap Value	728	(9,181)	(8,453)	4,957	(24,479)	(19,522)
Royce Micro-Cap	13,356	(96,910)	(83,554)	61,943	(42,936)	19,007
Royce Small-Cap Opportunity	38,665	(32,367)	6,298	19,051	(49,159)	(30,108)
Royce Small-Cap Value	4,261	(7,650)	(3,389)	6,293	(15,493)	(9,200)
Rydex VIF Banking	41,796	(54,758)	(12,962)	27,070	(47,200)	(20,130)
Rydex VIF Basic Materials	19,646	(21,831)	(2,185)	29,382	(44,978)	(15,596)
Rydex VIF Biotechnology	6,206	(31,585)	(25,379)	29,103	(29,749)	(646)
Rydex VIF Commodities Strategy	139,156	(165,204)	(26,048)	35,964	(225,326)	(189,362)
Rydex VIF Consumer Products	14,444	(20,383)	(5,939)	4,750	(18,307)	(13,557)
Rydex VIF Dow 2x Strategy (d)	5,616	(4,369)	1,247	114,001	(118,744)	(4,743)
Rydex VIF Electronics	26,497	(39,177)	(12,680)	3,823	(11,812)	(7,989)
Rydex VIF Energy	353,224	(370,942)	(17,718)	446,233	(468,771)	(22,538)
Rydex VIF Energy Services	6,545	(28,696)	(22,151)	108,219	(230,249)	(122,030)
Rydex VIF Europe 1.25x Strategy (d)	114,885	(114,636)	249	26,779	(59,081)	(32,302)
Rydex VIF Financial Services	48,080	(53,228)	(5,148)	16,240	(25,181)	(8,941)
Rydex VIF Government Long Bond 1.2x Strategy (d)	533,898	(536,851)	(2,953)	1,543,753	(1,572,384)	(28,631)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Health Care	9,740	(39,140)	(29,400)	21,980	(24,620)	(2,640)
Rydex VIF High Yield Strategy	35,818	(20,863)	14,955	18,362	(1,611)	16,751
Rydex VIF Internet	1,727	(10,334)	(8,607)	5,992	(8,927)	(2,935)
Rydex VIF Inverse Dow 2x Strateg (d)	264,771	(734,162)	(469,391)	322,033	(270,829)	51,204
Rydex VIF Inverse Government Long Bond Strategy(d)	108,540	(126,469)	(17,929)	88,796	(91,309)	(2,513)
Rydex VIF Inverse Mid-Cap Strategy (d)	22,816	(21,479)	1,337	26,840	(28,241)	(1,401)
Rydex VIF Inverse NASDAQ-100® Strategy (d)	23,440,468	(24,039,049)	(598,581)	13,802,161	(13,700,433)	101,728
Rydex VIF Inverse Russell 2000® Strategy (d)	231,413	(301,477)	(70,064)	148,391	(155,312)	(6,921)
Rydex VIF Inverse S&P 500 Strategy (d)	6,131,950	(5,202,706)	929,244	1,303,523	(1,344,723)	(41,200)
Rydex VIF Japan 2x Strategy (d)	1,785	(5,147)	(3,362)	3,093	(6,251)	(3,158)
Rydex VIF Leisure	24,201	(16,752)	7,449	2,902	(8,880)	(5,978)
Rydex VIF Mid-Cap 1.5x Strategy (d)	40,102	(42,211)	(2,109)	1,470	(4,741)	(3,271)
Rydex VIF Money Market	8,153,174	(7,787,850)	365,324	11,356,384	(11,435,051)	(78,667)
Rydex VIF NASDAQ-100®	1,746,958	(1,811,401)	(64,443)	2,402,021	(2,427,056)	(25,035)
Rydex VIF NASDAQ-100® 2x Strategy (d)	980,006	(961,796)	18,210	1,193,695	(1,222,224)	(28,529)
Rydex VIF Nova (d)	36,895	(47,534)	(10,639)	37,048	(53,538)	(16,490)
Rydex VIF Precious Metals	416,208	(501,306)	(85,098)	950,683	(977,666)	(26,983)
Rydex VIF Real Estate	9,306	(19,369)	(10,063)	5,592	(23,904)	(18,312)
Rydex VIF Retailing	2,307	(4,715)	(2,408)	4,048	(9,868)	(5,820)
Rydex VIF Russell 2000® 1.5x Strategy (d)	9,126	(18,039)	(8,913)	13,225	(17,410)	(4,185)
Rydex VIF Russell 2000® 2x Strategy (d)	2,627,554	(3,123,459)	(495,905)	7,729,782	(7,685,222)	44,560
Rydex VIF S&P 500 2x Strategy (d)	155,000	(171,311)	(16,311)	329,681	(374,769)	(45,088)
Rydex VIF S&P 500 Pure Growth	144,803	(188,762)	(43,959)	297,594	(291,134)	6,460
Rydex VIF S&P 500 Pure Value	79,717	(107,959)	(28,242)	136,369	(140,368)	(3,999)
Rydex VIF S&P MidCap 400 Pure Growth	11,429	(18,495)	(7,066)	124,609	(136,312)	(11,703)
Rydex VIF S&P MidCap 400 Pure Value	4,562	(43,193)	(38,631)	55,938	(42,705)	13,233
Rydex VIF S&P SmallCap 600 Pure Growth	19,102	(18,132)	970	398,672	(402,688)	(4,016)
Rydex VIF S&P SmallCap 600 Pure Value	113,478	(98,962)	14,516	429,997	(417,661)	12,336

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Rydex VIF Strengthening Dollar 2x Strategy (d)	16,630	(13,192)	3,438	11,036	(11,489)	(453)
Rydex VIF Technology	13,750	(28,498)	(14,748)	236,096	(263,559)	(27,463)
Rydex VIF Telecommunications	142,063	(20,908)	121,155	5,673	(13,927)	(8,254)
Rydex VIF Transportation	2,225	(2,052)	173	13,164	(24,531)	(11,367)
Rydex VIF Utilities	62,478	(103,186)	(40,708)	68,112	(75,391)	(7,279)
Rydex VIF Weakening Dollar 2x Strategy (d)	40,208	(33,194)	7,014	18,281	(25,181)	(6,900)
T. Rowe Price Blue Chip Growth	3,017	(16,872)	(13,855)	17,643	(18,374)	(731)
T. Rowe Price Capital Appreciation	12,582	(49,573)	(36,991)	20,167	(58,724)	(38,557)
T. Rowe Price Equity Income	18,506	(4,687)	13,819	5,956	(1,740)	4,216
T. Rowe Price Growth Stock	23,433	(30,953)	(7,520)	14,975	(31,279)	(16,304)
T. Rowe Price Health Sciences	55,980	(149,152)	(93,172)	55,104	(74,171)	(19,067)
T. Rowe Price Limited-Term Bond	20,047	(22,821)	(2,774)	22,986	(30,103)	(7,117)
T. Rowe Price Retirement 2010	4	—	4	4	—	4
T. Rowe Price Retirement 2015	536	—	536	3,335	(81)	3,254
T. Rowe Price Retirement 2020	376	(6,704)	(6,328)	444	(28)	416
T. Rowe Price Retirement 2025	323	(19)	304	368	(2,685)	(2,317)
T. Rowe Price Retirement 2030	5,308	(256)	5,052	882	(4,878)	(3,996)
T. Rowe Price Retirement 2035	553	(17)	536	529	(14)	515
T. Rowe Price Retirement 2040	1,488	(292)	1,196	1,590	(1,314)	276
T. Rowe Price Retirement 2045	171	(6)	165	79	(5)	74
T. Rowe Price Retirement 2050	15	(1)	14	17	(1)	16
T. Rowe Price Retirement 2055	83	(840)	(757)	143	(9)	134
T. Rowe Price Retirement Balanced	258	(383)	(125)	321	(6,010)	(5,689)
Templeton Developing Markets VIP Fund	453,037	(343,299)	109,738	112,654	(178,861)	(66,207)
Templeton Foreign VIP Fund	66,907	(64,465)	2,442	24,953	(63,511)	(38,558)
Templeton Global Bond VIP Fund	34,769	(34,403)	366	29,501	(12,358)	17,143
Templeton Growth VIP Fund	—	—	—	8	(434)	(426)
Third Avenue Value	1,733	(3,804)	(2,071)	10,733	(557)	10,176

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
TOPS® Aggressive Growth ETF	550	(36)	514	1,194	(34)	1,160
TOPS® Balanced ETF	2,527	(6,581)	(4,054)	2,649	(6,632)	(3,983)
TOPS® Conservative ETF	3,005	(4,160)	(1,155)	26,181	(3,323)	22,858
TOPS® Growth ETF	950	(4,260)	(3,310)	970	(335)	635
TOPS® Moderate Growth ETF	3,545	(1,519)	2,026	49,955	(786)	49,169
VanEck VIP Global Gold	89,226	(98,089)	(8,863)	102,713	(32,560)	70,153
VanEck VIP Global Resources	24,970	(6,378)	18,592	22,039	(4,385)	17,654
Vanguard® VIF Balanced	274,617	(114,704)	159,913	196,887	(64,433)	132,454
Vanguard® VIF Capital Growth	39,967	(23,628)	16,339	52,337	(15,047)	37,290
Vanguard® VIF Conservative Allocation	18,814	(179,001)	(160,187)	237,022	(98,855)	138,167
Vanguard® VIF Diversified Value	17,290	(5,194)	12,096	49,963	(22,342)	27,621
Vanguard® VIF Equity Income	39,256	(56,459)	(17,203)	30,703	(42,481)	(11,778)
Vanguard® VIF Equity Index	205,233	(27,544)	177,689	95,912	(183,005)	(87,093)
Vanguard® VIF Global Bond Index	144,442	(110,856)	33,586	203,945	(4,421)	199,524
Vanguard® VIF Growth	52,306	(23,667)	28,639	17,277	(7,846)	9,431
Vanguard® VIF High Yield Bond	106,049	(41,522)	64,527	67,605	(29,601)	38,004
Vanguard® VIF International	91,158	(47,991)	43,167	54,889	(71,844)	(16,955)
Vanguard® VIF Mid-Cap Index	75,778	(37,539)	38,239	66,677	(59,391)	7,286
Vanguard® VIF Moderate Allocation	190,873	(97,186)	93,687	146,753	(78,669)	68,084
Vanguard® VIF Real Estate Index	56,115	(33,633)	22,482	52,786	(23,201)	29,585
Vanguard® VIF Short Term Investment Grade	269,235	(179,728)	89,507	481,743	(292,492)	189,251
Vanguard® VIF Small Company Growth (d)	1,828	(678)	1,150	352	(3,963)	(3,611)
Vanguard® VIF Total Bond Market Index	973,865	(344,712)	629,153	775,949	(320,454)	455,495
Vanguard® VIF Total International Stock Market Index	281,485	(189,513)	91,972	293,204	(166,388)	126,816
Vanguard® VIF Total Stock Market Index	351,752	(157,811)	193,941	612,962	(133,896)	479,066
Victory Pioneer Bond VCT Portfolio (b)	259	(247)	12	2,841	(9,921)	(7,080)
Victory Pioneer Equity Income VCT Portfolio (b)	31	(2)	29	29	(2)	27

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Victory Pioneer High Yield VCT Portfolio(b)	8,311	(12,017)	(3,706)	3,871	(8)	3,863
Victory Pioneer Strategic Income Fund(b)	4,403	(1,788)	2,615	784	(1,534)	(750)
Victory Pioneer Strategic Income VCT Portfolio(b)	8,306	(6,718)	1,588	81,731	(25,782)	55,949
Victory RS Partners(d)	436	(2,014)	(1,578)	483	(913)	(430)
Victory RS Science and Technology	1,408	(2,186)	(778)	2,506	(4,009)	(1,503)
Victory RS Value	8,368	(18,001)	(9,633)	6,711	(12,961)	(6,250)
Virtus Ceredex Mid Cap Value Equity	367	(1,488)	(1,121)	449	(1,251)	(802)
Virtus Duff & Phelps Real Estate Securities Series	11,240	(13,241)	(2,001)	6,996	(458)	6,538
Virtus KAR Small-Cap Growth Series	8,998	(14,243)	(5,245)	4,122	(13,537)	(9,415)
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,622	(2,057)	(435)	19,484	(1,072)	18,412
Virtus SGA International Growth Series	1,350	(981)	369	2,115	(866)	1,249
Virtus Tactical Allocation Series	581	(130)	451	1,513	(3,497)	(1,984)
Voya MidCap Opportunities Portfolio	233	(2,645)	(2,412)	289	(1,586)	(1,297)
VY CBRE Global Real Estate Portfolio	734	(721)	13	8,929	(419)	8,510
VY CBRE Real Estate Portfolio	—	—	—	2,753	(2,753)	—
Western Asset Variable Global High Yield Bond	63,885	(66,239)	(2,354)	6,737	(33,815)	(27,078)

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Discovery Value Portfolio
2025	279,056	14.40	20.63	4,112,946	0.58	0.25	1.25	(1.62)	(0.63)
2024	295,578	14.57	20.76	4,413,549	0.01	0.25	1.25	5.10	6.19
2023	305,589	13.79	19.55	4,339,295	0.01	0.25	1.45	12.05	13.14
2022	381,612	12.61	17.28	4,814,167	0.01	0.25	1.45	(19.32)	(18.49)
2021	405,423	15.63	21.20	6,319,106	0.01	0.25	1.45	29.71	31.27
AB VPS Dynamic Asset Allocation
2025	43,719	10.90	11.42	480,225	1.51	0.25	0.75	9.00	9.60
2024	55,707	10.00	10.42	559,907	0.01	0.25	0.75	6.38	6.87
2023	58,984	9.40	9.75	556,928	0.01	0.25	0.75	9.30	9.92
2022	84,677	8.11	8.87	730,165	0.02	0.25	1.45	(22.02)	(21.30)
2021	101,089	10.40	11.27	1,107,947	0.02	0.25	1.45	4.52	5.82
AB VPS Relative Value Portfolio
2025	4,773	26.05	26.05	124,294	0.79	0.25	0.25	6.67	6.67
2024	3,810	24.42	24.42	93,018	0.01	0.25	0.25	9.12	9.12
2023	4,247	22.38	22.38	94,993	0.02	0.25	0.25	8.17	8.17
2022	9,643	20.69	20.69	199,475	0.01	0.25	0.25	(7.47)	(7.47)
2021	14,793	22.36	22.36	330,673	0.01	0.25	0.25	23.81	23.81
AB VPS Sustainable Global Thematic Growth
2025	6,026	22.22	22.22	133,904	—	0.25	0.25	2.63	2.63
2024	6,585	21.65	21.65	142,579	—	0.25	0.25	2.56	2.56
2023	6,440	21.11	21.11	135,953	0.00	0.25	0.25	11.99	11.99
2022	6,411	18.85	18.85	120,833	—	0.25	0.25	(29.48)	(29.48)
2021	614	26.73	26.73	16,408	—	0.25	0.25	18.69	18.69

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AFIS Capital World Growth and Income
2025	6,840	16.80	18.94	117,292	1.18	0.25	1.25	19.32	20.48
2024	8,132	14.08	15.72	116,640	0.02	0.25	1.25	8.89	10.01
2023	7,592	12.93	14.29	100,114	0.02	0.25	1.45	15.65	16.84
2022	8,441	11.18	12.23	96,603	0.02	0.25	1.45	(20.99)	(20.22)
2021	9,538	14.15	15.33	138,341	0.02	0.25	1.45	9.52	10.85
AFIS U.S. Government Securities
2025	40,230	7.14	8.05	319,650	3.82	0.25	1.25	3.03	4.01
2024	56,996	6.93	7.74	437,263	0.05	0.25	1.25	(3.75)	(2.76)
2023	20,824	7.20	7.96	162,466	0.04	0.25	1.45	(1.64)	(0.62)
2022	26,471	7.32	8.01	207,854	0.02	0.25	1.45	(14.88)	(14.06)
2021	87,466	8.60	9.32	805,439	0.00	0.25	1.45	(5.18)	(4.02)
AFIS Washington Mutual Investors
2025	38,013	20.12	22.70	807,288	1.17	0.25	1.25	12.03	13.16
2024	46,275	17.96	20.06	864,940	0.02	0.25	1.25	13.89	15.02
2023	46,186	15.77	17.44	761,881	0.02	0.25	1.45	12.08	13.25
2022	38,611	14.07	15.40	560,909	0.02	0.25	1.45	(12.50)	(11.60)
2021	29,366	16.08	16.08	472,265	0.01	1.45	1.45	22.00	22.00
Alger Capital Appreciation (d)
2025	5,607	41.71	55.51	245,503	—	0.25	1.25	26.97	28.26
2024	7,441	32.85	43.28	253,062	—	0.25	1.25	41.59	43.03
2023	8,054	23.20	30.26	192,614	—	0.25	1.45	36.87	38.24
2022	10,090	16.95	21.89	174,979	—	0.25	1.45	(39.33)	(38.70)
2021	13,490	27.94	35.71	409,319	—	0.25	1.45	13.67	15.05
Alger Large Cap Growth
2025	39,180	18.15	18.82	721,749	—	0.25	1.25	24.83	26.14
2024	26,453	14.54	14.92	393,271	—	0.25	1.25	36.91	38.28
2023	15,975	10.62	10.79	171,885	—	0.25	1.45	27.19	28.45
2022	18,763	8.35	8.40	157,761	—	0.25	1.45	(16.50)	(16.00)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring Growth (d)
2025	26,481	32.57	32.57	863,851	—	0.90	0.90	10.74	10.74
2024	27,801	29.41	29.41	818,796	—	0.90	0.90	24.04	24.04
2023	29,994	23.71	41.29	712,042	—	0.90	1.10	28.19	28.44
2022	31,061	18.46	32.21	574,621	—	0.90	1.10	(39.64)	(39.52)
2021	33,903	30.52	53.36	1,036,704	—	0.90	1.10	3.09	3.32
Allspring Large Cap Core
2025	40,595	24.06	33.62	985,122	0.07	0.90	1.10	12.67	12.90
2024	42,870	21.31	29.84	920,865	—	0.90	1.25	20.53	21.01
2023	48,080	17.61	24.72	854,775	0.01	0.90	1.25	19.53	19.88
2022	50,433	14.69	17.56	747,452	0.01	0.90	1.25	(17.75)	(17.43)
2021	54,236	17.79	21.35	974,874	0.00	0.90	1.25	25.51	25.99
Allspring Opportunity
2025	23,936	24.82	36.30	593,667	—	0.90	1.10	2.34	2.56
2024	26,677	24.20	35.47	645,336	—	0.90	1.10	10.22	10.45
2023	28,149	21.91	32.18	616,461	—	0.90	1.10	21.30	21.52
2022	32,402	18.03	26.53	585,249	—	0.90	1.10	(23.98)	(23.83)
2021	34,734	23.67	34.90	823,693	—	0.90	1.10	19.48	19.73
Allspring Opportunity VT
2025	33,363	20.94	28.26	852,124	0.05	0.25	1.40	2.12	3.29
2024	37,092	20.48	27.36	930,180	—	0.25	1.40	10.04	11.36
2023	42,441	18.57	24.57	974,569	—	0.25	1.45	21.09	22.48
2022	44,774	15.32	20.06	849,247	—	0.25	1.45	(24.08)	(23.32)
2021	55,937	20.18	26.16	1,407,980	0.00	0.25	1.45	19.34	20.78
Allspring Small Company Value
2025	352,656	12.99	13.28	4,680,990	0.64	0.90	1.25	(2.48)	(2.14)
2024	373,417	13.42	13.57	5,066,099	0.01	0.90	1.10	3.87	4.06
2023	404,716	12.92	13.04	5,275,463	0.01	0.90	1.10	10.52	10.79
2022	354,096	11.69	11.77	4,166,378	—	0.90	1.10	(15.66)	(15.45)
2021	384,152	13.86	13.92	5,348,332	0.00	0.90	1.10	31.37	31.57

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Allspring VT Discovery All Cap Growth Fund
2025	8,525	25.57	25.57	217,957	—	1.25	1.25	10.45	10.45
2024	8,287	23.15	23.15	191,820	—	1.25	1.25	15.92	15.92
2023	8,057	19.97	19.97	160,872	—	1.45	1.45	27.60	27.60
2022	9,173	15.65	15.65	143,454	—	1.45	1.45	(39.78)	(39.78)
2021	8,950	25.99	25.99	232,514	—	1.45	1.45	9.94	9.94
ALPS/Alerian Energy Infrastructure
2025	31,620	11.93	13.64	410,734	5.16	0.25	1.25	0.25	1.34
2024	23,972	11.90	13.46	303,505	0.04	0.25	1.25	34.77	36.10
2023	26,623	8.83	9.89	249,166	0.03	0.25	1.45	9.15	10.26
2022	27,905	8.09	8.97	236,282	0.05	0.25	1.45	12.52	13.54
2021	30,614	7.19	7.90	228,960	0.02	0.25	1.45	31.68	33.45
American Century Diversified Bond
2025	25,658	7.21	7.21	184,886	4.64	0.90	0.90	2.56	2.56
2024	29,466	7.03	7.03	206,890	0.04	0.90	0.90	(2.77)	(2.77)
2023	26,247	7.23	7.23	189,603	0.05	0.90	0.90	1.12	1.12
2022	13,403	7.15	7.15	95,822	0.01	0.90	0.90	(17.53)	(17.53)
2021	45,059	8.67	8.67	390,366	0.01	0.90	0.90	(4.83)	(4.83)
American Century Equity Income
2025	357,064	18.52	24.00	8,513,314	2.02	0.90	1.25	6.99	7.35
2024	381,208	17.31	22.40	8,466,480	0.02	0.90	1.25	5.61	6.02
2023	429,255	16.39	21.17	8,988,444	0.02	0.90	1.25	(0.67)	(0.29)
2022	475,359	16.50	20.99	9,988,134	0.02	0.90	1.25	(7.41)	(7.08)
2021	585,205	17.82	22.59	13,229,010	0.02	0.90	1.25	11.65	12.05
American Century Heritage
2025	54,400	31.70	43.60	1,725,926	—	0.90	1.25	1.93	2.32
2024	61,653	30.98	42.70	1,936,245	—	0.90	1.25	19.37	19.75
2023	70,041	25.87	35.72	1,827,914	—	0.90	1.10	15.41	15.70
2022	74,056	22.36	30.95	1,658,363	—	0.90	1.10	(31.15)	(31.03)
2021	105,535	32.42	44.95	3,487,857	—	0.90	1.10	6.37	6.57

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century International Growth
2025	416,571	11.09	16.24	4,689,829	0.29	0.90	1.25	10.52	10.90
2024	432,946	10.00	14.67	4,418,978	0.01	0.90	1.25	(2.31)	(1.96)
2023	455,661	10.20	14.99	4,759,532	—	0.90	1.25	7.45	7.82
2022	502,643	9.46	10.87	4,886,804	0.00	0.90	1.25	(28.30)	(28.06)
2021	499,873	13.15	15.16	6,732,003	0.00	0.90	1.25	3.62	4.03
American Century Select
2025	109,571	29.05	41.82	3,206,403	—	0.90	1.25	11.12	11.52
2024	154,444	26.05	37.57	4,075,998	—	0.90	1.25	20.58	20.99
2023	181,962	21.53	31.11	3,964,275	—	0.90	1.25	33.74	34.23
2022	172,754	16.04	19.80	2,779,225	—	0.90	1.25	(32.03)	(31.80)
2021	159,577	23.52	29.13	3,757,042	—	0.90	1.25	19.68	20.12
American Century Strategic Allocation: Aggressive
2025	137,439	17.59	18.29	2,512,348	1.91	0.90	1.10	10.77	11.05
2024	78,800	15.88	16.47	1,297,440	0.01	0.90	1.10	8.17	8.43
2023	89,629	14.68	15.19	1,361,279	0.02	0.90	1.10	10.46	10.63
2022	86,149	13.29	13.73	1,182,256	0.01	0.90	1.10	(19.06)	(18.90)
2021	75,097	16.42	16.93	1,270,485	0.01	0.90	1.10	10.13	10.37
American Century Strategic Allocation: Conservative
2025	39,187	11.90	12.36	484,660	1.99	0.90	1.10	5.97	6.09
2024	44,781	11.23	11.65	521,840	0.02	0.90	1.10	3.12	3.37
2023	58,585	10.89	11.27	660,468	0.02	0.90	1.10	5.73	5.92
2022	69,713	10.30	10.64	741,775	0.02	0.90	1.10	(16.60)	(16.42)
2021	76,437	12.35	12.73	972,891	0.01	0.90	1.10	4.75	4.95

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century Strategic Allocation: Moderate
2025	291,013	14.86	15.45	4,490,431	1.85	0.90	1.10	8.86	9.11
2024	271,649	13.65	14.16	3,841,684	0.02	0.90	1.10	5.65	5.83
2023	283,594	12.92	13.38	3,789,128	0.02	0.90	1.10	8.30	8.60
2022	305,161	11.93	12.32	3,756,819	0.01	0.90	1.10	(18.34)	(18.19)
2021	347,089	14.61	15.06	5,222,406	0.01	0.90	1.10	7.66	7.88
American Century Ultra®
2025	19,612	48.48	48.48	948,292	—	0.90	0.90	8.05	8.05
2024	22,282	44.87	44.87	997,657	—	0.90	0.90	24.22	24.22
2023	21,517	36.12	36.12	775,460	—	0.90	0.90	37.50	37.50
2022	22,266	26.27	26.27	583,642	—	0.90	0.90	(35.18)	(35.18)
2021	23,555	40.53	40.53	952,836	—	0.90	0.90	18.20	18.20
American Funds IS® Asset Allocation
2025	1,657,093	15.65	17.65	27,867,297	1.81	0.25	1.25	10.84	11.92
2024	1,686,974	14.12	15.77	25,483,972	0.02	0.25	1.25	11.27	12.40
2023	1,476,615	12.69	14.03	19,815,174	0.02	0.25	1.45	9.21	10.39
2022	1,599,046	11.62	12.71	19,531,050	0.01	0.25	1.45	(17.24)	(16.44)
2021	2,045,916	14.04	15.21	30,163,919	0.01	0.25	1.25	9.86	11.18
American Funds IS® Capital World Bond
2025	308,107	6.14	6.92	2,037,243	3.04	0.25	1.25	4.60	5.49
2024	267,688	5.87	6.56	1,686,872	0.02	0.25	1.25	(7.41)	(6.42)
2023	327,851	6.34	7.01	2,218,609	—	0.25	1.45	1.44	2.49
2022	355,230	6.25	6.84	2,355,477	0.00	0.25	1.45	(21.19)	(20.47)
2021	393,157	7.93	8.60	3,293,883	0.01	0.25	1.45	(9.37)	(8.12)
American Funds IS® Global Growth
2025	636,959	20.43	23.05	14,009,149	1.19	0.25	1.25	16.28	17.48
2024	696,095	17.57	19.62	13,100,166	0.01	0.25	1.25	8.59	9.73
2023	763,044	16.18	17.88	13,147,101	0.01	0.25	1.45	17.25	18.41
2022	764,598	13.80	15.10	11,181,371	0.00	0.25	1.45	(28.05)	(27.30)
2021	854,288	19.18	20.77	17,270,666	0.00	0.25	1.45	11.12	12.39

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Global Small Capitalization
2025	66,121	11.91	13.44	860,986	0.19	0.25	1.25	9.57	10.71
2024	72,184	10.87	12.14	850,636	0.01	0.25	1.25	(2.16)	(1.14)
2023	50,880	11.11	12.28	602,015	0.00	0.25	1.45	10.99	12.04
2022	44,218	10.01	10.96	464,923	—	0.25	1.45	(32.64)	(31.93)
2021	44,562	14.86	16.10	692,265	—	0.25	1.45	1.78	3.01
American Funds IS® Growth
2025	141,121	35.32	39.84	5,278,506	0.12	0.25	1.25	14.90	16.08
2024	152,100	30.74	34.32	4,949,357	—	0.25	1.25	25.83	27.11
2023	147,429	24.43	27.00	3,785,360	0.00	0.25	1.45	32.41	33.73
2022	145,693	18.45	20.19	2,755,323	0.00	0.25	1.45	(33.03)	(32.34)
2021	150,201	27.55	29.84	4,208,923	0.00	0.25	1.45	16.39	17.80
American Funds IS® Growth-Income
2025	1,334,407	23.64	26.66	33,895,344	0.70	0.25	1.25	12.84	13.98
2024	1,511,578	20.95	23.39	33,883,172	0.01	0.25	1.25	18.76	19.95
2023	1,516,996	17.64	19.50	28,485,449	0.01	0.25	1.45	20.57	21.80
2022	1,628,040	14.63	16.01	25,143,422	0.01	0.25	1.45	(20.14)	(19.35)
2021	1,771,693	18.32	19.85	34,085,570	0.01	0.25	1.45	18.42	19.87
American Funds IS® International
2025	730,829	10.56	11.91	8,364,268	1.21	0.25	1.25	21.10	22.40
2024	792,748	8.72	9.73	7,441,385	0.01	0.25	1.25	(1.36)	(0.41)
2023	696,324	8.84	9.77	6,577,194	0.01	0.25	1.45	10.78	11.91
2022	686,051	7.98	8.73	5,812,644	0.01	0.25	1.45	(24.29)	(23.56)
2021	559,252	10.54	11.42	6,226,898	0.02	0.25	1.45	(5.98)	(4.83)
American Funds IS® International Growth and Income
2025	69,552	10.93	12.33	838,806	2.49	0.25	1.25	29.50	30.75
2024	64,827	8.44	9.43	597,621	0.02	0.25	1.25	(1.17)	(0.11)
2023	59,732	8.54	9.44	551,196	0.03	0.25	1.45	10.77	11.98
2022	37,206	7.71	8.43	301,591	0.02	0.25	1.45	(19.01)	(18.23)
2021	43,679	9.52	10.31	436,509	0.04	0.25	1.45	0.53	1.68

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Mortgage
2025	30,610	8.08	8.08	247,220	6.35	0.25	0.25	4.94	4.94
2024	5,929	7.70	7.70	45,712	0.05	0.25	0.25	(2.90)	(2.90)
2023	5,265	7.18	7.93	41,800	0.03	0.25	1.45	(0.69)	0.13
2022	7,886	7.23	7.92	62,019	0.01	0.25	1.45	(13.93)	(12.97)
2021	32,111	8.40	9.10	291,786	0.00	0.25	1.45	(5.08)	(4.01)
American Funds IS® New World
2025	455,753	12.66	14.28	6,328,546	0.96	0.25	1.25	22.56	23.85
2024	421,420	10.33	11.53	4,746,877	0.01	0.25	1.25	1.97	2.95
2023	420,078	10.13	11.20	4,598,804	0.01	0.25	1.45	10.83	12.00
2022	386,722	9.14	10.00	3,782,521	0.01	0.25	1.45	(25.51)	(24.76)
2021	359,350	12.27	13.29	4,664,407	0.01	0.25	1.45	0.08	1.30
AMG River Road Mid Cap Value
2025	67,776	24.28	25.24	1,708,523	0.14	0.90	1.10	7.24	7.50
2024	79,021	22.64	23.48	1,853,940	—	0.90	1.10	8.95	9.21
2023	87,847	20.78	21.50	1,887,337	0.00	0.90	1.10	17.73	17.94
2022	90,510	17.65	18.23	1,648,248	0.01	0.90	1.10	(11.97)	(11.80)
2021	92,199	20.05	20.67	1,903,475	0.00	0.90	1.10	26.66	26.89
Ariel®
2025	99,999	25.32	28.89	2,555,197	0.13	0.90	1.10	9.56	9.75
2024	111,699	23.07	26.37	2,600,392	—	0.90	1.10	7.28	7.55
2023	123,016	21.45	24.58	2,661,698	0.00	0.90	1.10	11.17	11.37
2022	132,154	19.26	22.11	2,567,033	0.00	0.90	1.10	(22.07)	(21.90)
2021	164,903	24.66	28.37	4,101,007	0.00	0.90	1.10	25.14	25.37
Baron Asset
2025	19,954	24.40	24.40	486,855	—	0.90	0.90	3.79	3.79
2024	21,687	23.51	23.51	509,742	—	0.90	0.90	6.24	6.24
2023	33,186	22.13	22.13	734,175	—	0.90	0.90	12.56	12.56
2022	33,003	19.66	19.66	648,587	—	0.90	0.90	(28.85)	(28.85)
2021	32,630	27.63	27.63	901,436	—	0.90	0.90	9.56	9.56

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Advantage Large Cap Core V.I.
2025	31,736	27.45	35.52	1,061,979	0.23	0.25	1.25	14.71	15.89
2024	32,337	23.93	30.65	938,299	0.01	0.25	1.25	19.89	21.10
2023	22,518	19.96	25.31	532,320	0.00	0.25	1.45	19.74	20.93
2022	30,635	16.67	20.93	612,174	0.01	0.25	1.45	(23.46)	(22.71)
2021	14,715	21.78	27.08	363,352	0.00	0.25	1.45	22.50	23.99
BlackRock Advantage Small Cap Growth
2025	9,788	21.92	21.92	214,546	—	0.90	0.90	10.60	10.60
2024	7,923	19.82	19.82	157,039	—	0.90	0.90	9.44	9.44
2023	9,084	18.11	18.11	164,564	0.00	0.90	0.90	13.90	13.90
2022	8,814	15.90	15.90	140,122	0.01	0.90	0.90	(28.02)	(28.02)
2021	6,570	22.09	22.09	145,120	—	0.90	0.90	(0.63)	(0.63)
BlackRock Basic Value V.I.
2025	15,135	17.85	24.14	337,133	1.90	0.25	1.25	18.92	20.04
2024	14,744	15.01	20.11	274,217	0.02	0.25	1.25	5.41	6.57
2023	13,414	14.24	18.87	237,876	0.02	0.25	1.45	11.42	12.52
2022	13,067	12.78	16.77	206,342	0.01	0.25	1.45	(9.04)	(8.16)
2021	12,184	14.05	18.26	209,343	0.01	0.25	1.45	16.02	17.43
BlackRock Capital Appreciation V.I.
2025	14,076	32.59	38.49	534,177	—	0.25	1.25	7.10	8.18
2024	22,331	30.43	35.58	787,967	—	0.25	1.25	26.37	27.66
2023	23,250	24.08	27.87	643,152	—	0.25	1.45	42.49	43.88
2022	16,569	16.90	19.37	317,934	—	0.25	1.45	(40.39)	(39.79)
2021	5,903	28.35	32.17	185,349	—	0.25	1.45	15.62	17.02
BlackRock Equity Dividend
2025	26,834	23.04	23.04	618,028	1.93	0.90	0.90	16.72	16.72
2024	28,014	19.74	19.74	552,622	0.02	0.90	0.90	5.39	5.39
2023	30,733	18.73	18.73	575,512	0.02	0.90	0.90	8.08	8.08
2022	30,528	17.33	17.33	528,951	0.01	0.90	0.90	(7.87)	(7.87)
2021	45,358	18.81	18.81	852,805	0.01	0.90	0.90	15.47	15.47

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock Equity Dividend V.I.
2025	625,080	19.29	25.41	12,343,366	2.02	0.25	1.25	16.27	17.42
2024	638,064	16.59	21.64	10,801,122	0.02	0.25	1.25	5.13	6.18
2023	674,400	15.78	20.38	10,826,540	0.02	0.25	1.45	7.35	8.40
2022	646,850	14.70	18.80	9,591,537	0.01	0.25	1.45	(8.13)	(7.16)
2021	588,523	16.00	20.25	9,428,956	0.01	0.25	1.45	15.11	16.51
BlackRock Global Allocation
2025	8,353	13.98	13.98	116,605	2.57	0.90	0.90	14.78	14.78
2024	6,980	12.18	12.18	84,859	0.01	0.90	0.90	4.82	4.82
2023	9,674	11.62	11.62	112,250	0.01	0.90	0.90	8.09	8.09
2022	15,853	10.75	10.75	170,348	—	0.90	0.90	(19.23)	(19.23)
2021	5,656	13.31	13.31	75,183	0.01	0.90	0.90	2.31	2.31
BlackRock Global Allocation V.I.
2025	170,248	12.57	14.50	2,225,854	3.87	0.25	1.25	14.59	15.63
2024	203,484	10.97	12.54	2,311,943	0.01	0.25	1.25	4.38	5.47
2023	223,807	10.51	11.89	2,425,056	0.02	0.25	1.45	7.79	8.88
2022	252,052	9.75	10.92	2,519,566	—	0.25	1.45	(19.55)	(18.75)
2021	247,070	12.12	13.44	3,049,772	0.01	0.25	1.45	1.76	2.99
BlackRock High Yield V.I.
2025	556,629	10.83	12.53	6,251,067	6.94	0.25	1.25	4.54	5.56
2024	564,102	10.36	11.87	6,028,402	0.06	0.25	1.25	3.29	4.40
2023	763,837	10.03	11.37	7,787,111	0.09	0.25	1.45	8.20	9.33
2022	625,237	9.27	10.40	5,886,223	0.05	0.25	1.45	(14.25)	(13.41)
2021	819,815	10.81	12.01	8,946,433	0.04	0.25	1.45	0.65	1.87
BlackRock Large Cap Focus Growth V.I.
2025	3,554	44.45	44.45	157,994	—	0.25	0.25	7.91	7.91
2024	3,456	32.34	41.19	142,360	—	0.25	1.25	25.89	27.17
2023	47,453	25.69	32.39	1,288,462	—	0.25	1.45	46.13	47.63
2022	5,808	17.58	21.94	127,478	—	0.25	1.45	(40.81)	(40.22)
2021	7,384	29.70	36.70	242,659	—	0.25	1.25	12.63	14.01

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon Appreciation
2025	316,237	23.06	29.36	7,425,067	0.27	0.90	1.25	5.56	5.97
2024	334,290	21.77	27.77	7,400,819	—	0.90	1.25	7.76	8.09
2023	365,056	20.14	25.74	7,488,396	0.01	0.90	1.25	16.36	16.75
2022	372,230	17.25	19.38	6,527,252	0.01	0.90	1.25	(21.35)	(21.05)
2021	410,865	21.85	24.64	9,081,142	0.00	0.90	1.25	21.74	22.20
BNY Mellon Dynamic Value
2025	170,789	29.42	44.34	5,768,904	0.19	0.90	1.25	13.28	13.69
2024	179,680	25.97	39.09	5,325,262	0.01	0.90	1.25	10.98	11.34
2023	190,680	23.40	35.17	5,058,753	0.01	0.90	1.25	7.88	8.27
2022	197,081	21.69	24.18	4,811,360	0.01	0.90	1.25	(1.50)	(1.14)
2021	165,768	22.02	24.46	4,144,289	0.01	0.90	1.25	27.80	28.26
BNY Mellon IP MidCap Stock
2025	142,923	15.64	15.64	2,232,006	0.45	0.75	0.75	5.75	5.75
2024	162,449	14.79	14.79	2,398,783	0.01	0.75	0.75	8.19	8.19
2023	152,525	13.67	13.67	2,081,551	0.01	0.75	0.75	13.63	13.63
2022	239,506	12.03	12.03	2,877,526	0.00	0.75	0.75	(17.38)	(17.38)
2021	394,756	14.56	14.56	5,744,015	0.00	0.75	0.75	20.93	20.93
BNY Mellon IP Small Cap Stock Index
2025	486,264	16.22	23.17	8,626,837	1.22	0.25	1.25	1.00	1.98
2024	511,481	16.01	22.72	8,786,938	0.01	0.25	1.25	3.41	4.53
2023	530,603	15.40	21.74	8,690,493	0.01	0.25	1.45	10.61	11.72
2022	503,837	14.04	19.17	7,350,166	0.01	0.25	1.45	(20.09)	(19.28)
2021	500,013	17.57	24.12	8,890,587	0.01	0.25	1.45	20.67	22.13
BNY Mellon IP Technology Growth
2025	410,400	37.25	51.79	20,781,077	—	0.25	1.35	22.39	23.75
2024	515,655	30.40	42.06	21,067,907	—	0.25	1.35	20.02	21.36
2023	476,885	25.31	34.84	16,376,270	—	0.25	1.45	52.24	53.95
2022	442,447	16.61	20.37	9,930,805	—	0.25	1.45	(48.72)	(48.22)
2021	477,385	32.39	39.34	20,742,158	—	0.25	1.45	7.72	9.04

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon Midcap Value Fund (b)
2025	96,954	24.94	41.55	2,596,648	0.55	0.90	1.25	5.45	5.84
2024	105,860	23.65	39.34	2,689,388	—	0.90	1.25	6.34	6.70
2023	104,647	22.24	36.94	2,471,817	0.01	0.90	1.25	7.65	8.06
2022	102,963	20.66	21.70	2,246,672	0.00	0.90	1.25	(11.82)	(11.50)
2021	109,159	23.43	24.52	2,684,051	0.00	0.90	1.25	10.94	11.30
BNY Mellon Stock Index
2025	376	37.32	37.32	14,027	0.55	0.25	0.25	13.47	13.47
2024	1,536	24.57	32.89	50,629	—	0.25	1.25	19.16	20.34
2023	6,909	20.62	27.33	176,616	0.01	0.25	1.45	20.37	21.63
2022	1,820	22.47	22.47	41,024	0.02	0.25	0.25	(21.13)	(21.13)
2021	1,954	21.93	28.49	55,819	0.00	0.25	1.45	22.51	24.03
BNY Mellon VIF Appreciation
2025	242,982	21.66	21.71	5,276,783	0.16	0.75	1.25	5.25	5.70
2024	274,190	20.54	25.68	5,631,619	—	0.25	1.25	7.75	8.86
2023	330,534	18.96	23.59	6,299,803	0.00	0.25	1.45	15.69	16.84
2022	314,001	16.51	20.19	5,138,973	0.00	0.25	1.45	(21.64)	(20.85)
2021	337,319	20.71	25.51	7,006,865	0.00	0.25	0.75	22.11	22.70
Calamos® Growth
2025	282,631	32.76	40.14	9,345,874	—	0.90	1.10	11.47	11.66
2024	330,630	29.34	36.01	9,799,483	—	0.90	1.10	26.89	27.18
2023	367,532	23.07	28.38	8,560,614	—	0.90	1.10	32.06	32.36
2022	404,966	17.43	21.49	7,124,514	—	0.90	1.10	(35.98)	(35.90)
2021	416,324	27.19	33.57	11,409,195	—	0.90	1.10	18.29	18.58
Calamos® Growth and Income
2025	325,416	23.62	32.11	9,559,986	0.34	0.90	1.25	12.57	13.01
2024	375,768	20.91	28.48	9,807,295	0.01	0.90	1.25	15.63	16.04
2023	410,238	18.02	24.60	9,249,045	0.01	0.90	1.10	15.49	15.74
2022	423,807	19.82	21.30	8,246,271	0.01	0.90	1.10	(21.75)	(21.60)
2021	438,519	25.28	27.22	10,893,442	0.00	0.90	1.10	16.23	16.50

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Calamos® High Income Opportunities
2025	31,597	11.59	11.59	366,397	6.33	0.90	0.90	2.66	2.66
2024	31,105	10.59	11.29	351,440	0.07	0.90	1.25	3.22	3.58
2023	30,771	10.26	10.90	335,061	0.05	0.90	1.25	7.55	8.03
2022	48,125	9.54	10.09	483,272	0.06	0.90	1.25	(14.05)	(13.83)
2021	35,842	11.10	11.71	419,033	0.05	0.90	1.25	2.02	2.36
ClearBridge Small Cap Growth
2025	—	20.50	20.50	—	—	0.90	0.90	5.07	5.07
2024	—	19.51	19.51	—	—	0.90	0.90	0.10	0.10
2023	1,049	19.49	19.49	20,439	—	0.90	0.90	4.50	4.50
2022	1,018	18.65	18.65	18,987	—	0.90	0.90	(31.53)	(31.53)
2021	989	27.24	27.24	26,919	—	0.90	0.90	7.63	7.63
ClearBridge Variable Growth
2025	230,585	18.73	21.39	4,896,800	—	0.75	1.35	8.27	8.97
2024	254,625	17.30	19.63	4,965,231	—	0.75	1.35	7.65	8.21
2023	292,183	16.07	18.14	5,257,229	0.00	0.75	1.35	18.86	19.58
2022	314,374	13.52	15.17	4,744,827	—	0.75	1.35	(29.73)	(29.24)
2021	350,392	19.24	21.44	7,481,961	0.00	0.75	1.35	5.37	5.98
ClearBridge Variable Small Cap Growth
2025	237,547	21.50	24.71	5,651,157	—	0.75	1.35	4.57	5.24
2024	189,955	20.56	23.48	4,403,803	—	0.75	1.35	0.05	0.64
2023	279,473	20.55	23.33	6,346,937	—	0.75	1.35	3.79	4.43
2022	312,778	19.80	22.34	6,764,918	—	0.75	1.35	(31.87)	(31.47)
2021	322,798	29.06	32.60	10,174,791	—	0.75	1.35	7.79	8.49
Dimensional VA Equity Allocation
2025	226,188	17.48	17.48	3,955,597	2.53	0.25	0.25	16.07	16.07
2024	132,483	15.06	15.06	1,995,782	0.02	0.25	0.25	11.47	11.47
2023	121,187	13.51	13.51	1,638,517	0.03	0.25	0.25	16.27	16.27
2022	45,580	11.62	11.62	529,647	0.02	0.25	0.25	(16.40)	(16.40)
2021	41,859	13.90	13.90	582,038	0.03	0.25	0.25	20.35	20.35

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA Global Bond Portfolio
2025	342,546	6.89	7.84	2,684,379	4.41	0.25	1.65	(0.43)	1.03
2024	296,073	6.92	7.76	2,297,220	0.05	0.25	1.65	0.58	1.97
2023	265,559	6.88	7.61	2,019,594	0.04	0.25	1.85	0.29	1.74
2022	244,894	6.86	7.48	1,831,415	0.02	0.25	1.85	(10.56)	(9.33)
2021	113,581	7.67	8.25	936,204	0.01	0.25	1.85	(5.77)	(4.29)
Dimensional VA Global Moderate Allocation
2025	46,983	14.31	14.31	672,437	2.89	0.25	0.25	11.02	11.02
2024	36,126	12.89	12.89	465,659	0.02	0.25	0.25	8.41	8.41
2023	51,897	11.89	11.89	617,121	0.03	0.25	0.25	11.02	11.02
2022	54,905	10.71	10.71	587,909	0.02	0.25	0.25	(13.77)	(13.77)
2021	33,270	12.42	12.42	413,498	0.03	0.25	0.25	10.50	10.50
Dimensional VA International Small Portfolio
2025	216,364	14.66	18.54	3,939,132	3.46	0.25	1.65	30.78	32.62
2024	228,592	11.21	13.98	3,140,928	0.04	0.25	1.65	(0.97)	0.50
2023	200,621	11.32	13.91	2,740,671	0.03	0.25	1.85	8.95	10.48
2022	170,254	10.39	12.59	2,101,310	0.03	0.25	1.85	(21.35)	(20.32)
2021	132,844	13.21	15.80	2,049,035	0.04	0.25	1.65	9.08	10.96
Dimensional VA International Value Portfolio
2025	348,172	14.64	18.15	6,116,958	4.69	0.25	1.65	39.03	41.03
2024	312,211	10.53	12.87	3,983,777	0.04	0.25	1.65	1.74	3.21
2023	303,937	10.35	12.47	3,759,891	0.06	0.25	1.85	12.50	14.09
2022	208,890	9.20	10.93	2,256,773	0.05	0.25	1.85	(7.82)	(6.58)
2021	107,165	9.98	11.70	1,231,337	0.05	0.25	1.65	12.51	14.37
Dimensional VA Short-Term Fixed Portfolio
2025	812,684	6.72	7.71	6,256,391	3.97	0.25	1.65	(0.30)	1.05
2024	891,238	6.74	7.63	6,797,678	0.06	0.25	1.65	0.60	2.01
2023	645,305	6.70	7.48	4,807,316	0.05	0.25	1.85	0.15	1.63
2022	385,273	6.69	7.36	2,820,228	0.02	0.25	1.85	(5.64)	(4.29)
2021	162,616	7.09	7.69	1,247,891	0.00	0.25	1.85	(4.83)	(3.39)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dimensional VA U.S. Large Value Portfolio
2025	298,943	17.84	26.29	7,534,049	1.81	0.25	1.65	10.53	12.16
2024	333,001	16.14	23.44	7,478,337	0.02	0.25	1.65	8.25	9.74
2023	315,423	14.91	21.36	6,454,232	0.02	0.25	1.85	5.82	7.40
2022	262,948	14.09	19.59	4,979,240	0.02	0.25	1.85	(9.16)	(7.90)
2021	188,530	15.51	21.60	3,842,822	0.02	0.25	1.65	20.98	23.01
Dimensional VA U.S. Targeted Value Portfolio
2025	170,789	17.58	25.95	4,319,766	1.89	0.25	1.65	3.96	5.44
2024	153,311	16.91	24.61	3,618,856	0.01	0.25	1.65	3.24	4.68
2023	168,557	16.38	23.51	3,758,695	0.02	0.25	1.85	14.55	16.21
2022	170,859	14.30	20.23	3,117,552	0.01	0.25	1.85	(8.51)	(7.29)
2021	121,156	15.63	21.82	2,491,539	0.02	0.25	1.65	33.02	35.28
Donoghue Forlines Dividend VIT Fund
2025	1,675	10.07	10.07	16,879	1.92	1.25	1.25	12.26	12.26
2024	—	8.97	9.25	—	—	0.25	1.25	8.07	9.21
2023	—	8.30	8.47	—	—	0.25	1.45	(5.68)	(4.72)
2022	—	8.80	8.89	—	—	0.25	1.45	(14.06)	(13.18)
2021	—	10.24	10.24	—	—	0.25	1.45	—	—
Donoghue Forlines Momentum VIT Fund
2025	—	12.84	12.84	—	—	0.25	0.25	19.55	19.55
2024	—	10.41	10.74	—	—	0.25	1.25	17.89	19.07
2023	—	8.83	9.02	—	—	0.25	1.45	14.82	16.09
2022	—	7.69	7.77	—	—	0.25	1.45	(25.77)	(25.07)
2021	—	10.36	10.37	—	—	0.25	1.45	—	—
DWS Small Mid Cap Value VIP
2025	2,124	13.36	16.42	33,243	0.78	0.25	1.25	12.93	14.03
2024	4,786	11.83	14.40	66,887	0.01	0.25	1.25	1.37	2.42
2023	4,806	11.67	14.06	65,745	0.01	0.25	1.45	9.89	10.97
2022	2,591	10.62	12.67	31,336	0.00	0.25	1.45	(19.67)	(18.83)
2021	2,314	13.22	15.61	35,007	0.00	0.25	1.45	24.37	25.89

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Eaton Vance VT Floating-Rate Income
2025	278,129	9.15	10.32	2,612,614	5.85	0.25	1.25	(0.33)	0.58
2024	499,937	9.18	10.26	4,652,410	0.08	0.25	1.25	3.15	4.27
2023	456,341	8.90	9.84	4,120,991	0.07	0.25	1.45	6.59	7.66
2022	451,099	8.35	9.14	3,824,315	0.04	0.25	1.45	(6.81)	(5.87)
2021	489,492	8.96	9.71	4,421,594	0.03	0.25	1.45	(0.88)	0.31
Federated Hermes Corporate Bond
2025	427,912	9.96	10.66	4,546,381	3.60	0.90	1.25	2.47	2.80
2024	569,244	9.72	10.37	5,890,985	0.04	0.90	1.25	(1.92)	(1.52)
2023	520,526	9.91	10.53	5,473,275	0.04	0.90	1.25	3.34	3.74
2022	617,278	9.59	10.15	6,264,892	0.03	0.90	1.25	(18.24)	(17.95)
2021	597,778	11.73	12.37	7,386,684	0.03	0.90	1.25	(4.17)	(3.81)
Federated Hermes Fund for U.S. Government Securities II
2025	224,265	6.50	8.01	1,494,263	3.92	0.25	1.45	2.20	3.35
2024	246,515	6.36	7.75	1,601,764	0.04	0.25	1.45	(3.93)	(2.64)
2023	302,591	6.62	7.96	2,068,699	0.03	0.25	1.45	(0.30)	0.89
2022	323,666	6.64	7.89	2,219,013	0.02	0.25	1.45	(16.37)	(15.43)
2021	339,818	7.94	9.33	2,820,811	0.02	0.25	1.45	(6.37)	(5.09)
Federated Hermes High Income Bond II
2025	193,301	10.04	14.88	2,843,248	6.19	0.25	1.35	3.63	4.71
2024	230,994	9.68	14.31	3,297,469	0.06	0.25	1.35	1.27	2.45
2023	271,467	9.55	14.13	3,821,358	0.06	0.25	1.45	7.70	8.87
2022	283,388	8.86	12.74	3,702,320	0.05	0.25	1.45	(15.54)	(14.73)
2021	333,997	10.49	14.94	5,172,672	0.05	0.25	1.45	(0.10)	1.08

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Dividend Growth Class M-1 (c)
2025	—	20.45	26.19	—	1.73	0.90	1.10	9.13	9.30
2024	126,710	18.71	24.00	2,382,924	0.01	0.90	1.10	21.46	21.65
2023	142,215	15.38	19.76	2,201,195	0.01	0.90	1.10	12.34	12.59
2022	149,018	13.66	17.59	2,039,936	0.01	0.90	1.10	(15.88)	(15.73)
2021	159,930	16.21	20.91	2,602,050	0.00	0.90	1.10	22.28	22.52
Fidelity® Advisor Dividend Growth Class M-2 (a)
2025	238,354	10.82	10.82	2,580,856	1.72	0.90	0.90	8.20	8.20
Fidelity® Advisor International Capital Appreciation (d)
2025	13,331	18.97	23.11	253,753	0.21	0.90	1.10	13.34	13.59
2024	14,482	16.70	20.39	242,707	—	0.90	1.10	3.19	3.34
2023	16,560	16.16	19.76	268,307	—	0.90	1.10	21.90	22.15
2022	17,725	13.23	16.21	234,989	—	0.90	1.10	(29.86)	(29.70)
2021	19,982	18.82	23.11	376,781	—	0.90	1.10	7.19	7.42
Fidelity® Advisor Leveraged Company Stock
2025	6,867	11.45	11.45	78,633	—	0.90	0.90	15.08	15.08
2024	9,258	9.95	9.95	92,092	—	0.90	0.90	(0.50)	(0.50)
Fidelity® Advisor New Insights
2025	9,693	35.63	35.63	345,688	—	0.90	0.90	17.67	17.67
2024	11,170	30.28	30.28	338,491	—	0.90	0.90	29.40	29.40
2023	11,576	23.40	23.40	271,064	0.00	0.90	0.90	30.43	30.43
2022	10,808	17.94	17.94	194,048	0.00	0.90	0.90	(30.41)	(30.41)
2021	13,541	25.78	25.78	349,204	—	0.90	0.90	19.24	19.24

(a)	New subaccount. See Note 1.
(c)	Merger. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® Advisor Real Estate
2025	84,313	8.55	20.61	1,110,678	1.55	0.90	1.25	(3.17)	(2.83)
2024	84,241	8.83	21.21	1,135,535	0.01	0.90	1.25	1.38	1.84
2023	97,942	8.71	20.84	1,280,465	0.02	0.90	1.25	5.96	6.38
2022	103,699	8.22	8.70	1,264,915	0.01	0.90	1.25	(31.21)	(30.95)
2021	129,534	11.95	28.39	2,150,541	0.01	0.90	1.25	32.48	32.91
Fidelity® Advisor Stock Selector Mid Cap
2025	88,315	22.84	30.50	2,017,807	0.32	0.90	1.10	5.43	5.69
2024	99,828	21.61	28.93	2,158,488	—	0.90	1.10	7.43	7.62
2023	111,373	20.08	26.93	2,237,593	0.00	0.90	1.10	11.88	12.12
2022	126,959	17.91	24.07	2,274,317	0.00	0.90	1.10	(17.74)	(17.58)
2021	133,502	21.73	29.26	2,907,795	0.00	0.90	1.10	17.70	17.97
Fidelity® Advisor Value Strategies
2025	78,012	25.31	33.46	1,982,444	0.56	0.90	1.10	3.40	3.60
2024	90,197	24.43	32.36	2,220,399	—	0.90	1.10	4.29	4.49
2023	95,396	23.38	31.03	2,245,889	0.00	0.90	1.10	15.05	15.34
2022	100,376	20.27	26.97	2,048,614	0.00	0.90	1.10	(11.49)	(11.37)
2021	110,875	22.87	30.47	2,598,277	0.01	0.90	1.10	27.28	27.62
Fidelity® VIP Balanced
2025	229,206	19.34	23.50	5,152,519	1.55	0.25	1.25	10.14	11.27
2024	234,718	17.56	21.12	4,752,706	0.02	0.25	1.25	10.79	11.92
2023	172,558	15.85	18.87	3,092,774	0.02	0.25	1.45	16.20	17.35
2022	157,312	13.64	16.08	2,389,373	0.01	0.25	1.45	(21.56)	(20.79)
2021	215,787	17.39	20.30	3,945,770	0.01	0.25	1.45	12.85	14.24
Fidelity® VIP Contrafund
2025	538,858	30.58	44.51	21,620,308	—	0.25	1.35	16.03	17.33
2024	574,942	26.33	38.36	20,121,690	—	0.25	1.35	27.74	29.18
2023	603,409	20.59	30.03	16,878,824	0.00	0.25	1.45	27.46	28.88
2022	625,617	16.14	20.25	13,625,278	0.00	0.25	1.45	(29.52)	(28.82)
2021	703,352	22.90	28.45	21,753,584	0.00	0.25	1.45	21.94	23.43

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Disciplined Small Cap
2025	74,932	17.93	24.70	1,832,899	0.81	0.25	1.25	12.20	13.35
2024	45,827	15.98	21.79	995,303	0.01	0.25	1.25	11.67	12.84
2023	40,484	14.31	19.31	778,833	0.01	0.25	1.45	15.68	16.82
2022	34,885	12.37	16.53	571,782	0.01	0.25	1.45	(21.86)	(21.06)
2021	32,521	15.83	20.94	666,203	0.00	0.25	1.45	15.21	16.53
Fidelity® VIP Emerging Markets
2025	159,695	15.35	16.86	2,682,825	1.49	0.25	1.25	34.89	36.30
2024	122,281	11.38	12.37	1,507,503	0.01	0.25	1.25	5.08	6.18
2023	84,626	10.83	11.65	982,788	0.02	0.25	1.45	4.94	6.01
2022	69,160	10.32	10.99	757,701	0.02	0.25	1.45	(23.67)	(22.93)
2021	56,161	13.52	14.26	798,182	0.02	0.25	1.45	(6.63)	(5.50)
Fidelity® VIP Equity-Income
2025	492,497	18.94	18.94	9,346,552	1.83	0.75	0.75	14.37	14.37
2024	394,815	16.56	16.56	6,551,500	0.02	0.75	0.75	10.77	10.77
2023	305,439	14.95	14.95	4,575,471	0.02	0.75	0.75	6.33	6.33
2022	308,131	14.06	14.06	4,341,164	0.02	0.75	0.75	(8.70)	(8.70)
2021	337,551	15.40	15.40	5,208,574	0.02	0.75	0.75	20.03	20.03
Fidelity® VIP Growth & Income
2025	361,925	24.32	35.31	9,202,134	1.42	0.25	1.25	16.17	17.31
2024	382,971	20.84	30.10	8,220,780	0.01	0.25	1.25	16.83	18.09
2023	362,973	17.74	25.49	6,497,922	0.01	0.25	1.45	13.47	14.56
2022	369,064	15.81	22.25	5,782,799	0.02	0.25	1.45	(9.14)	(8.17)
2021	342,001	17.40	24.23	5,875,054	0.02	0.25	1.45	20.17	21.64
Fidelity® VIP Growth Opportunities
2025	1,138,911	45.97	59.70	54,524,542	—	0.25	1.35	16.44	17.73
2024	1,224,881	39.44	50.71	50,141,523	—	0.25	1.35	32.60	34.12
2023	1,347,949	29.71	37.81	41,274,184	—	0.25	1.45	39.13	40.66
2022	1,357,883	21.33	27.62	29,624,568	—	0.25	1.45	(40.88)	(40.27)
2021	1,480,594	36.08	45.00	54,699,311	—	0.25	1.45	6.81	8.10

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP High Income
2025	146,130	9.80	11.13	1,490,839	6.50	0.25	1.25	5.72	6.81
2024	154,339	9.27	10.42	1,483,290	0.07	0.25	1.25	4.16	5.15
2023	136,069	8.90	9.91	1,247,004	0.05	0.25	1.45	5.58	6.67
2022	131,664	8.43	9.43	1,138,815	0.01	0.25	1.45	(15.36)	(14.51)
2021	956,319	9.96	10.87	9,549,997	0.02	0.25	1.45	(0.20)	1.02
Fidelity® VIP Index 500
2025	1,020,049	28.17	34.98	31,647,449	0.92	0.25	1.40	12.43	13.72
2024	1,047,925	25.02	30.76	28,559,408	0.01	0.25	1.40	19.17	20.58
2023	1,063,270	20.96	25.51	24,088,148	0.01	0.25	1.45	20.51	21.89
2022	1,042,992	17.37	20.93	19,433,936	0.01	0.25	1.45	(21.83)	(21.02)
2021	1,193,327	23.17	26.50	28,267,662	0.01	0.25	1.40	22.69	24.18
Fidelity® VIP Investment Grade Bond
2025	910,184	7.74	9.67	8,366,968	3.52	0.25	1.35	2.38	3.53
2024	878,322	7.56	9.34	7,780,495	0.03	0.25	1.35	(2.83)	(1.68)
2023	817,346	7.77	9.50	7,314,593	0.03	0.25	1.45	1.44	2.59
2022	620,255	7.65	9.26	5,347,190	0.02	0.25	1.45	(16.85)	(16.05)
2021	592,706	9.20	11.03	6,076,230	0.02	0.25	1.45	(5.15)	(4.00)
Fidelity® VIP Mid Cap
2025	66,638	18.46	22.35	1,479,237	0.29	0.25	1.25	6.83	7.92
2024	46,226	17.28	20.71	925,059	—	0.25	1.25	12.28	13.42
2023	32,792	15.39	18.26	574,320	0.00	0.25	1.45	10.09	11.21
2022	45,272	13.98	16.42	723,544	0.00	0.25	1.45	(18.48)	(17.69)
2021	46,160	17.15	19.95	897,454	0.00	0.25	1.45	19.85	21.28
Fidelity® VIP Overseas
2025	623,224	13.22	15.01	8,508,816	1.55	0.25	1.25	15.11	16.18
2024	501,328	11.43	12.92	5,825,607	0.01	0.25	1.25	0.43	1.49
2023	473,873	11.33	12.73	5,412,874	0.01	0.25	1.45	15.19	16.36
2022	544,548	10.07	10.94	5,364,010	0.01	0.25	1.45	(27.81)	(27.07)
2021	480,316	13.95	15.00	6,517,890	0.00	0.25	1.45	14.25	15.56

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Real Estate
2025	13,496	10.25	13.97	186,418	1.74	0.25	1.25	(1.44)	(0.36)
2024	16,325	10.40	14.02	226,922	0.04	0.25	1.25	1.86	2.86
2023	13,864	10.21	13.63	187,169	0.02	0.25	1.45	6.24	7.32
2022	15,078	9.61	12.70	187,608	0.01	0.25	1.45	(30.66)	(29.99)
2021	24,112	13.86	18.14	432,911	0.01	0.25	1.45	32.63	34.27
Fidelity® VIP Strategic Income
2025	209,927	9.17	10.63	2,222,621	3.62	0.25	1.25	4.09	5.04
2024	212,193	8.81	10.12	2,132,412	0.04	0.25	1.25	1.38	2.43
2023	152,682	8.69	9.88	1,502,612	0.05	0.25	1.45	4.57	5.67
2022	124,234	8.31	9.35	1,152,232	0.03	0.25	1.45	(15.20)	(14.30)
2021	154,678	9.80	10.91	1,679,505	0.03	0.25	1.45	(1.01)	0.18
Franklin Allocation VIP Fund
2025	156,515	13.30	13.30	2,079,801	1.70	0.75	0.75	8.31	8.31
2024	160,699	12.28	12.28	1,970,688	0.02	0.75	0.75	4.87	4.87
2023	177,823	11.71	11.71	2,079,565	0.01	0.75	0.75	10.47	10.47
2022	198,257	10.60	10.60	2,100,585	0.01	0.75	0.75	(19.27)	(19.27)
2021	235,454	13.13	13.13	3,090,071	0.02	0.75	0.75	7.36	7.36
Franklin DynaTech VIP
2025	10,415	28.05	33.85	321,759	—	0.25	1.25	13.20	14.32
2024	6,851	24.78	29.61	180,286	—	0.25	1.25	24.96	26.27
2023	6,695	19.83	23.45	140,499	—	0.25	1.45	37.80	39.17
2022	5,949	14.39	16.85	89,311	—	0.25	1.45	(42.44)	(41.86)
2021	46,514	25.00	28.98	1,327,060	—	0.25	1.45	11.11	12.46
Franklin Growth and Income VIP Fund
2025	39,389	19.83	26.83	850,937	2.13	0.25	1.25	12.03	13.16
2024	38,263	17.70	23.71	735,918	0.02	0.25	1.25	13.10	14.21
2023	37,209	15.65	20.76	631,196	0.02	0.25	1.25	4.47	5.54
2022	36,189	14.98	19.67	586,176	0.03	0.25	1.45	(10.73)	(9.81)
2021	31,726	16.78	21.81	578,205	0.02	0.25	1.45	19.86	21.23

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Income VIP Fund
2025	775,962	12.07	14.87	10,364,909	5.08	0.25	1.35	7.80	8.94
2024	806,912	11.19	13.65	9,945,376	0.06	0.25	1.35	2.61	3.80
2023	909,447	10.89	13.15	10,872,674	0.05	0.25	1.45	3.98	5.12
2022	1,014,632	10.46	12.51	11,597,334	0.06	0.25	1.45	(9.44)	(8.49)
2021	1,236,326	11.55	13.67	15,296,637	0.06	0.25	1.45	11.70	13.07
Franklin Large Cap Growth VIP Fund
2025	2,286	25.24	33.06	65,742	—	0.25	1.25	2.73	3.77
2024	1,226	24.57	24.57	30,114	—	1.25	1.25	20.97	20.97
2023	1,193	20.31	20.31	24,232	—	1.25	1.45	34.68	34.68
2022	—	15.08	19.17	—	—	0.25	1.45	(39.17)	(38.54)
2021	—	24.79	24.79	—	—	1.45	1.45	10.23	10.23
Franklin Mutual Global Discovery VIP Fund
2025	668,620	14.57	16.27	10,713,137	1.78	0.75	1.35	18.13	18.85
2024	561,054	12.33	13.69	7,664,710	0.02	0.75	1.35	0.16	0.74
2023	601,236	12.29	13.59	8,144,129	0.02	0.75	1.45	15.15	15.96
2022	699,919	10.66	11.72	8,189,595	0.01	0.75	1.45	(8.73)	(8.29)
2021	726,387	11.68	14.52	9,260,858	0.03	0.25	1.45	13.95	15.33
Franklin Mutual Shares VIP Fund
2025	8,628	13.27	17.53	143,767	3.28	0.25	1.25	6.84	7.94
2024	2,047	12.42	16.24	26,624	0.02	0.25	1.25	6.70	7.69
2023	2,026	11.64	15.08	24,667	0.03	0.25	1.45	8.68	9.83
2022	1,249	10.71	13.73	14,320	0.01	0.25	1.45	(11.27)	(10.38)
2021	6,567	12.07	15.32	80,146	0.02	0.25	1.45	13.98	15.36
Franklin Rising Dividends VIP Fund
2025	38,925	20.85	29.32	929,578	0.92	0.25	1.25	7.14	8.19
2024	47,778	19.46	27.10	1,101,398	0.01	0.25	1.25	6.16	7.24
2023	41,453	18.33	25.27	880,221	0.01	0.25	1.45	7.44	8.50
2022	43,734	17.06	23.29	854,686	0.01	0.25	1.45	(14.31)	(13.39)
2021	37,153	19.91	26.89	806,309	0.01	0.25	1.45	21.33	22.73

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Small Cap Value VIP Fund
2025	223,772	15.71	20.88	4,159,599	0.87	0.25	1.35	3.04	4.19
2024	327,423	15.23	20.04	5,718,027	0.01	0.25	1.35	6.95	8.15
2023	226,295	14.23	18.53	3,767,629	0.00	0.25	1.45	7.98	9.13
2022	216,908	13.17	16.98	3,294,004	0.01	0.25	1.45	(13.75)	(12.92)
2021	227,846	15.27	19.50	3,997,832	0.02	0.25	1.45	19.86	21.42
Franklin Small-Mid Cap Growth VIP Fund
2025	100,107	17.75	41.88	2,258,274	—	0.25	1.45	(1.99)	(0.76)
2024	112,602	18.07	42.20	2,565,645	—	0.25	1.45	6.18	7.46
2023	136,867	16.98	39.27	2,831,905	—	0.25	1.45	21.21	22.72
2022	129,299	16.41	32.00	2,204,951	—	0.25	1.45	(36.54)	(35.79)
2021	152,284	25.86	49.84	4,021,652	—	0.25	1.45	5.21	6.50
Franklin Strategic Income VIP Fund
2025	223,116	7.88	9.39	1,916,097	5.14	0.25	1.25	2.74	3.76
2024	186,036	7.67	9.05	1,506,184	0.04	0.25	1.25	(0.26)	0.78
2023	215,605	7.69	8.98	1,743,346	0.04	0.25	1.45	3.64	4.66
2022	238,259	7.42	7.76	1,839,031	0.04	0.75	1.45	(14.52)	(14.06)
2021	247,613	8.68	9.03	2,226,806	0.01	0.75	1.45	(2.25)	(1.63)
Franklin U.S. Government Securities VIP Fund
2025	127,074	6.75	7.41	878,433	5.16	0.25	1.25	2.27	3.20
2024	88,532	6.60	7.18	627,863	0.01	0.25	1.25	(2.94)	(1.78)
2023	29,863	6.80	7.31	214,564	0.01	0.25	1.45	0.15	1.11
2022	30,784	6.79	7.23	219,450	0.03	0.25	1.45	(13.50)	(12.68)
2021	16,441	7.85	8.28	133,102	0.03	0.25	1.45	(6.10)	(4.94)
Goldman Sachs Emerging Markets Equity
2025	153,273	9.68	10.36	1,579,216	0.49	0.90	1.25	26.54	27.12
2024	136,311	7.65	8.15	1,108,411	0.01	0.90	1.25	4.08	4.35
2023	123,451	7.35	7.81	963,012	0.01	0.90	1.25	1.66	2.09
2022	210,040	7.23	7.65	1,605,992	—	0.90	1.25	(33.24)	(33.01)
2021	314,601	10.83	11.42	3,584,776	0.01	0.90	1.25	(6.96)	(6.70)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs Government Income
2025	187,604	6.42	6.87	1,289,372	2.81	0.90	1.25	1.74	2.23
2024	169,488	6.31	6.72	1,139,259	0.02	0.90	1.25	(3.81)	(3.59)
2023	206,599	6.56	6.97	1,436,725	0.02	0.90	1.25	(0.30)	—
2022	231,056	6.58	6.97	1,606,249	0.01	0.90	1.25	(16.60)	(16.33)
2021	419,709	7.89	8.33	3,474,104	0.01	0.90	1.25	(6.74)	(6.30)
Goldman Sachs VIT International Equity Insights
2025	14,608	12.93	14.89	206,616	3.55	0.25	1.25	32.34	33.66
2024	15,584	9.77	11.14	165,633	0.03	0.25	1.25	1.45	2.48
2023	13,948	9.63	10.87	144,546	0.03	0.25	1.45	13.43	14.66
2022	8,244	8.49	9.48	75,665	0.02	0.25	1.45	(17.25)	(16.48)
2021	14,591	10.26	11.35	162,324	0.04	0.25	1.45	6.88	8.20
Goldman Sachs VIT Large Cap Value
2025	14,548	22.19	22.61	326,145	1.12	0.25	0.25	7.04	7.05
2024	7,758	21.12	21.12	163,852	0.02	0.25	0.25	13.06	13.06
2023	—	18.33	18.68	—	—	0.25	0.25	9.11	9.11
2022	244	16.80	16.80	4,108	0.01	0.25	0.25	(9.53)	(9.53)
2021	239	18.57	18.57	4,441	0.01	0.25	0.25	19.96	19.96
Goldman Sachs VIT Mid Cap Growth Fund
2025	13,450	20.45	27.23	365,279	—	0.25	1.25	2.87	3.93
2024	11,074	26.20	26.20	290,224	—	0.25	0.25	16.39	16.39
2023	11,035	22.51	22.51	248,375	—	0.25	0.25	14.67	14.67
2022	11,661	15.19	19.63	228,884	—	0.25	1.45	(29.38)	(28.62)
2021	13,797	21.51	27.50	369,139	—	0.25	1.45	6.64	7.89
Goldman Sachs VIT Mid Cap Value
2025	22,837	16.46	21.74	426,672	0.81	0.25	1.25	4.57	5.64
2024	30,853	15.74	20.58	537,418	0.01	0.25	1.25	7.44	8.54
2023	29,035	14.65	18.96	465,479	0.01	0.25	1.45	6.55	7.60
2022	29,499	13.75	17.62	445,401	0.00	0.25	1.45	(13.95)	(13.12)
2021	29,425	15.98	20.28	502,550	0.00	0.25	1.25	24.84	26.43

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Goldman Sachs VIT Small Cap Equity Insights
2025	48,181	18.23	24.74	936,287	0.17	0.25	1.25	10.96	12.10
2024	17,985	16.43	22.07	380,670	0.01	0.25	1.25	13.86	15.03
2023	19,142	14.43	19.19	362,941	0.01	0.25	1.45	14.07	15.19
2022	17,524	12.65	16.66	288,513	0.00	0.25	1.45	(23.01)	(22.22)
2021	13,787	16.43	21.42	292,027	0.00	0.25	1.45	18.20	19.60
Goldman Sachs VIT Strategic Growth 2025	9,964	47.56	47.56	474,126	—	0.25	0.25	13.81	13.81
2024	6,986	41.79	41.79	292,159	—	0.25	0.25	27.84	27.84
2023	10,151	32.69	32.69	332,000	—	0.25	0.25	37.12	37.12
2022	7,170	23.84	23.84	171,013	—	0.25	0.25	(34.81)	(34.81)
2021	5,193	36.57	36.57	190,065	—	0.25	0.25	17.66	17.66
Guggenheim Core Bond 2025	433,271	7.71	8.73	3,773,233	4.49	0.90	1.25	3.07	3.31
2024	491,448	7.48	8.45	4,136,851	0.04	0.90	1.25	(1.71)	(1.40)
2023	520,322	7.61	8.57	4,435,890	0.04	0.90	1.25	2.28	2.63
2022	560,218	7.44	8.35	4,654,528	0.03	0.90	1.25	(19.65)	(19.32)
2021	795,275	9.26	10.35	8,110,424	0.02	0.90	1.25	(4.93)	(4.61)
Guggenheim Floating Rate Strategies
2025	120,062	10.69	10.69	1,282,047	7.55	0.90	0.90	(0.19)	(0.19)
2024	127,605	10.71	10.71	1,364,743	0.08	0.90	0.90	2.88	2.88
2023	136,447	10.41	10.41	1,419,460	0.08	0.90	0.90	8.44	8.44
2022	159,754	9.60	9.60	1,533,465	0.04	0.90	0.90	(4.86)	(4.86)
2021	163,083	10.09	10.09	1,644,461	0.03	0.90	0.90	0.90	0.90
Guggenheim High Yield
2025	167,906	13.51	16.60	2,578,355	6.59	0.90	1.25	2.35	2.72
2024	187,576	13.67	16.16	2,798,169	0.06	0.90	1.10	3.56	3.79
2023	194,279	13.20	15.57	2,793,668	0.06	0.90	1.10	7.40	7.68
2022	216,646	12.29	12.76	2,888,518	0.06	0.90	1.10	(12.90)	(12.72)
2021	253,199	14.11	16.58	3,840,657	0.04	0.90	1.10	0.86	1.10

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim Macro Opportunities
2025	1,451	10.48	10.48	15,204	5.98	0.90	0.90	3.15	3.15
2024	2,680	10.16	10.16	27,232	0.05	0.90	0.90	3.25	3.25
2023	1,854	9.84	9.84	18,233	0.05	0.90	0.90	5.02	5.02
2022	1,182	9.37	9.37	11,071	0.05	0.90	0.90	(12.18)	(12.18)
2021	835	10.67	10.67	8,903	0.03	0.90	0.90	(1.84)	(1.84)
Guggenheim Managed Futures Strategy
2025	2,108	7.47	7.47	15,754	5.80	0.90	0.90	1.49	1.49
2024	2,156	7.36	7.36	15,881	0.04	0.90	0.90	(3.29)	(3.29)
2023	2,410	7.61	7.61	18,362	0.01	0.90	0.90	(0.39)	(0.39)
2022	3,110	7.64	7.64	23,760	0.09	0.90	0.90	10.40	10.40
2021	—	6.92	6.92	—	—	0.90	0.90	(1.28)	(1.28)
Guggenheim Multi-Hedge Strategies
2025	2,276	7.49	7.49	17,059	8.60	0.90	0.90	(2.35)	(2.35)
2024	2,629	7.67	7.67	20,170	0.02	0.90	0.90	(7.26)	(7.26)
2023	3,066	8.27	8.27	25,375	0.03	0.90	0.90	0.24	0.24
2022	3,660	8.25	8.25	30,204	0.03	0.90	0.90	(7.09)	(7.09)
2021	856	8.88	8.88	7,611	0.01	0.90	0.90	3.02	3.02
Guggenheim Total Return Bond
2025	33,501	9.50	9.50	318,070	4.75	0.90	0.90	3.71	3.71
2024	30,260	9.16	9.16	276,876	0.05	0.90	0.90	(1.08)	(1.08)
2023	46,602	9.26	9.26	431,117	0.04	0.90	0.90	3.12	3.12
2022	38,654	8.98	8.98	347,052	0.03	0.90	0.90	(19.10)	(19.10)
2021	62,799	11.10	11.10	696,433	0.03	0.90	0.90	(4.23)	(4.23)
Guggenheim VIF Floating Rate Strategies
2025	751,509	9.17	10.34	7,327,253	11.01	0.25	1.25	(0.76)	0.29
2024	703,406	9.24	10.31	6,956,719	0.08	0.25	1.25	2.33	3.41
2023	795,105	9.03	9.97	7,623,479	0.04	0.25	1.45	6.49	7.55
2022	821,010	8.48	9.27	7,307,681	0.02	0.25	1.45	(4.93)	(4.04)
2021	1,037,101	8.92	9.66	9,745,305	0.02	0.25	1.45	(1.98)	(0.72)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Global Managed Futures Strategy
2025	464,680	4.88	7.38	2,384,699	1.55	0.25	1.25	(0.67)	0.39
2024	336,785	4.88	7.43	1,706,879	0.03	0.25	1.25	(3.88)	(2.82)
2023	233,055	5.05	7.73	1,207,069	0.03	0.25	1.45	(0.51)	0.38
2022	378,379	5.30	7.77	2,153,619	0.02	0.25	1.45	6.73	7.72
2021	132,257	4.92	7.28	641,146	—	0.25	1.45	(3.58)	(2.19)
Guggenheim VIF High Yield
2025	401,602	10.14	34.94	11,643,916	6.59	0.25	1.35	2.23	3.48
2024	509,155	9.90	33.95	13,953,276	0.06	0.25	1.35	3.09	4.16
2023	580,786	9.60	32.76	15,077,550	0.06	0.25	1.45	7.26	8.44
2022	666,563	8.94	10.43	15,662,578	0.06	0.25	1.45	(13.54)	(12.57)
2021	826,913	10.34	11.93	22,093,725	0.05	0.25	1.45	0.88	1.97
Guggenheim VIF Multi-Hedge Strategies
2025	278,083	5.09	7.23	1,583,172	2.28	0.25	1.35	(3.08)	(1.92)
2024	277,193	5.25	7.46	1,617,607	0.05	0.25	1.35	(7.77)	(6.73)
2023	580,691	5.69	8.08	3,514,663	0.02	0.25	1.45	—	1.06
2022	629,211	6.62	8.07	3,769,037	0.01	0.25	1.45	(7.45)	(6.50)
2021	599,087	7.08	8.72	3,800,975	—	0.25	1.45	3.32	4.58
Guggenheim VIF Total Return Bond
2025	3,441,916	7.97	9.97	33,080,956	4.50	0.25	1.35	2.84	4.05
2024	3,210,753	7.75	9.64	29,785,778	0.04	0.25	1.35	(1.27)	(0.21)
2023	3,062,364	7.85	9.70	28,668,835	0.04	0.25	1.45	2.35	3.52
2022	3,388,972	8.46	9.08	31,034,846	0.03	0.25	1.45	(19.58)	(18.86)
2021	3,510,444	10.52	11.19	39,725,883	0.02	0.25	1.45	(4.80)	(3.62)
Invesco American Franchise
2025	70,487	24.19	36.75	1,721,210	—	0.90	1.25	6.90	7.27
2024	75,612	22.55	34.32	1,719,562	—	0.90	1.25	29.07	29.52
2023	94,458	17.41	26.55	1,654,961	—	0.90	1.25	35.11	35.59
2022	95,206	12.84	17.29	1,230,260	—	0.90	1.25	(34.01)	(33.78)
2021	100,103	19.39	26.20	1,947,291	—	0.90	1.25	7.16	7.60

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Comstock
2025	437,900	23.99	34.14	10,933,120	1.63	0.90	1.25	12.26	12.69
2024	440,795	21.37	30.36	9,718,142	0.02	0.90	1.25	10.21	10.60
2023	481,522	19.39	27.50	9,617,843	0.02	0.90	1.25	7.60	7.96
2022	506,326	18.02	18.35	9,427,775	0.02	0.90	1.25	(3.38)	(3.01)
2021	510,938	18.65	18.92	9,724,823	0.01	0.90	1.25	27.74	28.18
Invesco Developing Markets
2025	30,097	9.85	9.85	296,493	0.39	0.90	0.90	23.43	23.43
2024	31,097	7.98	7.98	248,226	—	0.90	0.90	(5.23)	(5.23)
2023	28,843	8.42	8.42	242,832	0.01	0.90	0.90	6.99	6.99
2022	30,284	7.87	7.87	238,464	0.00	0.90	0.90	(28.06)	(28.06)
2021	29,312	10.94	10.94	320,631	0.00	0.90	0.90	(11.06)	(11.06)
Invesco Discovery
2025	6,799	30.12	30.12	204,322	—	0.90	0.90	12.05	12.05
2024	7,471	26.88	26.88	200,418	—	0.90	0.90	17.84	17.84
2023	7,098	22.81	22.81	161,577	—	0.90	0.90	12.53	12.53
2022	7,337	20.27	20.27	148,393	—	0.90	0.90	(33.89)	(33.89)
2021	7,894	30.66	30.66	241,496	—	0.90	0.90	11.21	11.21
Invesco Discovery Mid Cap Growth
2025	62,091	18.40	33.37	1,238,291	—	0.90	1.25	0.41	0.77
2024	62,163	18.26	33.18	1,141,282	—	0.90	1.25	18.94	19.35
2023	69,720	15.30	27.86	1,073,244	—	0.90	1.25	8.24	8.66
2022	74,651	14.08	19.17	1,062,661	—	0.90	1.25	(33.94)	(33.74)
2021	58,120	21.25	29.02	1,251,090	—	0.90	1.25	13.94	14.37
Invesco Energy
2025	11,541	6.73	6.73	77,647	2.22	0.90	0.90	8.03	8.03
2024	11,971	6.23	6.23	74,536	0.03	0.90	0.90	1.96	1.96
2023	15,410	6.11	6.11	94,031	0.02	0.90	0.90	(3.48)	(3.48)
2022	12,766	6.33	6.33	80,787	0.01	0.90	0.90	46.87	46.87
2021	5,312	4.31	4.31	22,829	0.02	0.90	0.90	50.17	50.17

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Equity and Income
2025	364,830	18.63	23.59	7,740,981	1.76	0.90	1.25	8.13	8.51
2024	415,711	17.23	21.78	8,131,581	0.02	0.90	1.25	7.15	7.54
2023	449,885	16.08	20.30	8,176,870	0.02	0.90	1.25	5.37	5.74
2022	459,959	15.26	17.06	7,889,563	0.02	0.90	1.25	(11.54)	(11.24)
2021	490,879	17.25	19.22	9,493,383	0.01	0.90	1.25	13.11	13.53
Invesco Global
2025	24,618	23.96	23.96	588,947	—	0.90	0.90	10.82	10.82
2024	25,150	21.62	21.62	542,955	—	0.90	0.90	11.79	11.79
2023	28,499	19.34	19.34	550,391	—	0.90	0.90	28.93	28.93
2022	26,387	15.00	15.00	395,247	—	0.90	0.90	(34.73)	(34.73)
2021	24,819	22.98	22.98	569,426	—	0.90	0.90	10.96	10.96
Invesco Gold & Special Minerals
2025	18,183	21.43	21.43	389,715	0.59	0.90	0.90	122.07	122.07
2024	17,800	9.65	9.65	171,711	0.01	0.90	0.90	8.79	8.79
2023	17,524	8.87	8.87	155,477	0.01	0.90	0.90	2.31	2.31
2022	16,987	8.67	8.67	147,337	0.00	0.90	0.90	(20.09)	(20.09)
2021	16,509	10.85	10.85	179,061	0.03	0.90	0.90	(6.55)	(6.55)
Invesco Main Street Mid Cap
2025	95,022	16.29	16.62	1,576,937	0.18	0.90	1.25	4.36	4.73
2024	103,273	15.61	15.87	1,636,712	—	0.90	1.25	12.22	12.63
2023	114,968	13.91	14.09	1,618,627	—	0.90	1.25	9.70	10.08
2022	99,992	12.68	12.80	1,279,269	0.00	0.90	1.25	(17.88)	(17.58)
2021	99,070	15.44	15.53	1,538,616	0.00	0.90	1.25	17.86	18.28
Invesco Small Cap Growth (d)
2025	72,939	22.66	32.72	1,655,467	—	0.90	1.10	1.43	1.66
2024	80,281	22.29	32.26	1,792,328	—	0.90	1.10	11.51	11.73
2023	91,393	19.95	28.93	1,828,529	—	0.90	1.10	8.15	8.37
2022	94,661	18.41	26.75	1,748,262	—	0.90	1.10	(38.16)	(38.06)
2021	106,361	29.72	43.26	3,173,543	—	0.90	1.10	3.00	3.23

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco Technology
2025	124,593	18.08	18.08	2,253,264	—	0.90	0.90	15.23	15.23
2024	114,867	15.69	15.69	1,802,933	—	0.90	0.90	28.92	28.92
2023	123,288	12.17	12.17	1,500,876	—	0.90	0.90	41.68	41.68
2022	136,591	8.59	21.38	1,174,046	—	0.90	1.10	(42.40)	(42.31)
2021	113,554	14.89	37.12	1,712,748	—	0.90	1.10	9.50	9.73
Invesco V.I. American Franchise Series I
2025	64,469	23.45	23.45	1,512,449	—	1.45	1.45	6.79	6.79
2024	84,273	21.96	21.96	1,851,164	—	1.45	1.45	29.02	29.02
2023	115,995	17.02	17.02	1,975,239	—	1.45	1.45	34.76	34.76
2022	87,341	12.63	12.63	1,103,225	—	1.45	1.45	(34.08)	(34.08)
2021	90,515	19.16	19.16	1,734,895	—	1.45	1.45	7.04	7.04
Invesco V.I. American Franchise Series II
2025	772	30.92	30.92	23,920	—	1.25	1.25	6.73	6.73
2024	796	28.97	28.97	23,107	—	1.25	1.25	28.93	28.93
2023	781	22.47	22.47	17,582	—	1.25	1.45	34.71	34.71
2022	1,689	16.68	16.68	28,141	—	1.45	1.45	(34.12)	(34.12)
2021	1,647	25.32	25.32	41,680	—	1.45	1.45	6.79	6.79
Invesco V.I. American Value
2025	360,217	15.22	27.19	5,750,660	0.19	0.25	1.35	15.65	16.90
2024	314,243	13.16	23.26	4,446,093	0.01	0.25	1.35	24.50	25.93
2023	272,108	10.57	18.47	2,992,031	0.00	0.25	1.45	10.33	11.60
2022	304,265	12.33	16.55	3,006,463	0.00	0.25	1.45	(6.87)	(5.97)
2021	331,136	10.29	17.60	3,488,051	0.00	0.25	1.35	—	23.60
Invesco V.I. Balanced-Risk Allocation
2025	10,724	9.53	10.74	106,725	7.01	0.25	1.25	4.15	5.19
2024	10,015	9.15	10.21	95,628	0.05	0.25	1.25	(0.76)	0.20
2023	6,585	9.22	10.19	61,573	—	0.25	1.45	1.99	3.03
2022	5,907	9.04	9.89	54,077	0.07	0.25	1.45	(18.04)	(17.24)
2021	5,903	11.03	11.95	65,887	0.04	0.25	1.45	4.45	5.75

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Comstock
2025	728,582	19.62	27.77	17,093,798	1.27	0.25	1.35	12.15	13.39
2024	1,175,082	17.48	24.49	24,714,322	0.01	0.25	1.35	9.93	11.17
2023	602,956	15.88	22.03	11,538,526	0.02	0.25	1.45	7.30	8.52
2022	643,676	14.78	20.30	11,606,340	0.01	0.25	1.45	(3.34)	(2.36)
2021	738,146	15.29	18.59	13,631,017	0.01	0.75	1.45	27.31	28.21
Invesco V.I. Core Equity
2025	2,608	18.97	24.91	54,684	0.45	0.25	1.25	11.00	12.16
2024	2,093	17.09	22.21	40,156	0.01	0.25	1.25	20.10	21.30
2023	65,463	14.23	18.31	935,139	0.01	0.25	1.45	17.99	19.13
2022	1,581	12.06	15.37	21,818	0.01	0.25	1.45	(24.06)	(23.27)
2021	2,059	15.88	20.03	36,108	0.01	0.25	1.45	21.87	23.34
Invesco V.I. Core Plus Bond
2025	1,050,676	9.41	9.63	10,022,847	4.00	0.75	1.35	2.39	3.10
2024	1,142,434	9.19	9.34	10,604,867	0.03	0.75	1.35	(1.71)	(1.06)
2023	1,201,465	9.35	9.44	11,302,837	0.02	0.75	1.35	1.30	1.94
2022	1,058,178	9.23	9.26	9,788,318	0.01	0.75	1.35	(7.70)	(7.40)
Invesco V.I. Discovery Mid Cap Growth
2025	185,257	15.96	22.08	3,732,189	—	0.25	1.35	0.06	1.19
2024	247,413	15.95	21.82	4,930,301	—	0.25	1.35	18.59	19.96
2023	211,833	13.45	18.19	3,541,279	—	0.25	1.45	8.10	9.25
2022	245,006	14.44	16.65	3,766,018	—	0.25	1.45	(33.97)	(33.32)
2021	247,488	21.87	24.97	5,739,078	—	0.25	1.45	13.67	15.02
Invesco V.I. Equally-Weighted S&P 500
2025	102,433	11.71	12.15	1,243,671	1.26	0.25	1.25	6.17	7.24
2024	130,644	11.03	11.33	1,478,681	0.02	0.25	1.25	7.82	8.84
2023	60,941	10.23	10.41	631,834	0.01	0.25	1.45	8.71	9.81
2022	56,378	9.41	9.48	533,408	0.02	0.25	1.45	(5.90)	(5.20)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2025	365,675	14.95	19.44	7,021,687	1.86	0.25	1.35	7.70	8.97
2024	403,169	13.86	17.89	7,151,809	0.01	0.25	1.35	7.10	8.32
2023	540,683	12.93	16.60	8,753,562	0.02	0.25	1.45	5.53	6.67
2022	591,064	12.24	15.44	9,035,122	0.01	0.25	1.45	(11.50)	(10.65)
2021	566,157	13.83	17.28	9,742,606	0.02	0.25	1.45	13.18	14.59
Invesco V.I. EVQ International Equity Fund
2025	1,065,784	10.82	18.17	16,537,513	1.18	0.25	1.35	11.24	12.48
2024	1,116,068	9.71	16.23	15,225,632	0.01	0.25	1.35	(3.96)	(2.89)
2023	1,324,785	10.09	16.80	18,955,687	—	0.25	1.45	12.87	14.14
2022	1,419,873	9.36	9.69	17,923,030	0.01	0.25	1.45	(21.87)	(21.09)
2021	1,666,151	11.98	12.28	27,072,053	0.01	0.25	1.45	1.01	2.25
Invesco V.I. Global
2025	192,602	18.83	23.48	3,661,216	—	0.25	1.25	10.17	11.33
2024	255,901	17.00	21.09	4,382,815	—	0.25	1.25	10.96	12.06
2023	287,448	15.25	18.82	4,414,271	—	0.25	1.45	28.93	30.15
2022	300,402	12.03	14.46	3,549,784	—	0.25	1.45	(34.76)	(34.06)
2021	293,612	18.44	21.93	5,295,254	—	0.25	1.25	10.16	11.49
Invesco V.I. Global Core Equity
2025	2,308	16.10	16.10	37,128	0.92	0.25	0.25	11.57	11.57
2024	3,363	14.43	14.43	48,513	0.01	0.25	0.25	13.00	13.00
2023	3,263	11.64	12.77	41,668	—	0.25	1.45	16.40	17.59
2022	1,264	10.00	10.86	12,628	0.00	0.25	1.45	(25.37)	(24.69)
2021	2,644	13.40	14.42	36,852	0.01	0.25	1.45	10.74	12.04
Invesco V.I. Global Real Estate Series I
2025	256,630	15.55	17.85	4,518,652	1.95	0.75	1.35	3.25	3.90
2024	292,705	15.06	17.18	4,950,959	0.03	0.75	1.35	(5.99)	(5.40)
2023	299,009	16.02	18.16	5,408,667	0.01	0.75	1.35	4.36	5.03
2022	325,391	15.35	17.29	5,603,661	0.03	0.75	1.35	(28.10)	(27.69)
2021	368,395	21.35	23.91	8,775,728	0.03	0.75	1.35	20.35	21.06

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate Series II
2025	9,062	10.07	10.07	91,612	1.71	0.25	0.25	4.14	4.14
2024	10,318	9.67	9.67	100,078	0.02	0.25	0.25	(5.20)	(5.20)
2023	12,955	10.20	10.20	132,500	0.01	0.25	0.25	5.26	5.26
2022	12,812	9.69	9.69	124,373	0.02	0.25	0.25	(27.47)	(27.47)
2021	21,730	10.85	13.36	290,777	0.03	0.25	1.45	20.02	21.45
Invesco V.I. Global Strategic Income
2025	261	7.69	7.69	2,008	29.39	1.25	1.25	8.01	8.01
2024	24,969	7.12	8.06	177,659	0.01	0.25	1.25	(1.52)	(0.49)
2023	272	7.23	7.23	1,962	—	1.45	1.45	4.18	4.18
2022	278	6.94	6.94	1,927	—	1.45	1.45	(15.47)	(15.47)
2021	285	8.21	9.01	2,341	0.01	0.25	1.45	(7.75)	(6.73)
Invesco V.I. Government Money Market
2025	4,571,947	7.81	8.29	37,868,228	3.84	0.75	1.35	(0.76)	—
2024	4,849,423	7.87	8.29	40,175,070	0.05	0.75	1.35	0.25	0.85
2023	4,267,353	7.85	8.22	35,077,070	0.04	0.75	1.35	0.13	0.74
2022	5,026,473	7.84	8.16	41,003,737	0.02	0.75	1.35	(3.09)	(2.51)
2021	3,339,785	8.09	8.37	27,935,440	0.00	0.75	1.35	(4.26)	(3.68)
Invesco V.I. Government Securities
2025	1,183,385	6.40	7.70	8,290,327	2.71	0.25	1.35	2.40	3.49
2024	1,364,367	6.25	7.44	9,348,234	0.02	0.25	1.35	(2.80)	(1.72)
2023	1,337,652	6.43	7.57	9,458,362	0.02	0.25	1.45	—	1.07
2022	1,434,095	6.85	7.49	10,071,936	0.02	0.25	1.45	(14.38)	(13.41)
2021	1,553,883	8.00	8.65	12,742,365	0.02	0.25	1.45	(6.65)	(5.57)
Invesco V.I. Growth and Income
2025	2,370	17.98	24.63	50,243	1.17	0.25	1.25	10.51	11.60
2024	2,353	16.27	22.07	45,059	0.01	0.25	1.25	10.91	12.03
2023	2,383	14.67	19.70	41,156	0.02	0.25	1.45	7.71	8.84
2022	1,122	13.62	13.62	15,299	0.01	1.45	1.45	(9.92)	(9.92)
2021	1,092	15.12	15.12	16,513	0.01	1.45	1.45	22.63	22.63

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Health Care Series I
2025	210,024	24.08	27.63	5,681,972	—	0.75	1.35	10.41	11.10
2024	215,299	21.81	24.87	5,284,383	—	0.75	1.35	(0.27)	0.32
2023	227,217	21.87	24.79	5,606,825	—	0.75	1.35	(1.35)	(0.76)
2022	301,695	22.17	24.98	7,393,775	—	0.75	1.35	(17.00)	(16.48)
2021	272,257	26.71	29.91	8,105,191	0.00	0.75	1.35	7.48	8.13
Invesco V.I. Health Care Series II
2025	18,353	14.71	14.71	269,595	—	1.25	1.25	10.27	10.27
2024	7,203	13.34	19.86	95,700	—	0.25	1.25	(0.45)	0.51
2023	14,448	13.40	19.76	194,380	—	0.25	1.45	(1.54)	(0.50)
2022	14,024	13.61	19.86	191,553	—	0.25	1.45	(17.11)	(16.27)
2021	1,645	16.42	23.72	28,244	0.00	0.25	1.45	7.18	8.46
Invesco V.I. International Growth Fund (b)
2025	25,037	10.44	13.19	319,731	0.06	0.25	1.25	10.71	11.78
2024	22,357	9.43	11.80	257,416	—	0.25	1.25	(5.89)	(4.92)
2023	30,101	10.02	12.41	365,521	0.00	0.25	1.45	15.57	16.75
2022	30,052	8.67	10.63	312,856	—	0.25	1.45	(30.19)	(29.46)
2021	22,332	15.07	15.07	336,553	—	0.25	0.25	6.58	6.58
Invesco V.I. Main Street Mid Cap Fund®
2025	340,186	16.53	26.43	7,936,546	0.10	0.25	1.35	4.30	5.47
2024	422,113	15.82	25.19	9,401,110	—	0.25	1.35	11.85	13.08
2023	417,049	14.13	22.39	8,083,724	0.00	0.25	1.35	9.30	10.52
2022	445,263	14.34	18.07	7,926,380	0.00	0.25	1.35	(18.09)	(17.16)
2021	455,313	17.79	22.06	9,721,279	0.00	0.25	1.35	17.59	19.00
Invesco V.I. Main Street Small Cap Fund®
2025	327,114	18.18	41.53	10,378,852	0.21	0.25	1.35	3.79	5.00
2024	398,325	17.50	39.76	12,258,144	—	0.25	1.35	7.62	8.78
2023	426,479	16.24	36.73	12,009,376	0.01	0.25	1.45	12.81	14.10
2022	478,277	14.39	18.37	12,024,180	0.00	0.25	1.45	(19.47)	(18.72)
2021	515,075	17.87	22.60	15,755,795	0.00	0.25	1.45	16.95	18.32

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Small Cap Equity
2025	2,501	15.21	19.59	49,002	—	0.25	1.25	3.33	4.37
2024	2,841	18.77	18.77	53,328	—	0.25	0.25	14.10	14.10
2023	7,767	16.45	16.45	127,794	—	0.25	0.25	12.52	12.52
2022	1,768	14.62	14.62	25,840	—	0.25	0.25	(23.25)	(23.25)
2021	2,276	19.05	19.05	43,345	—	0.25	0.25	16.30	16.30
Invesco Value Opportunities
2025	127,210	21.13	21.13	2,682,800	0.19	0.90	0.90	15.53	15.53
2024	145,136	18.29	25.00	2,649,861	—	0.90	1.25	24.66	25.10
2023	173,420	14.62	20.03	2,532,275	0.00	0.90	1.25	10.36	10.76
2022	171,789	13.20	13.52	2,265,000	0.01	0.90	1.25	(2.87)	(2.51)
2021	180,157	13.54	13.92	2,437,161	0.01	0.90	1.25	29.97	30.44
Janus Henderson Adaptive Risk Managed U.S. Equity
2025	38,920	16.76	17.06	663,417	0.17	0.90	1.10	8.34	8.66
2024	46,149	15.29	15.70	724,295	—	0.90	1.25	18.07	18.49
2023	54,641	12.95	13.25	723,049	0.00	0.90	1.25	10.12	10.51
2022	62,648	11.76	11.99	750,378	0.01	0.90	1.25	(17.99)	(17.71)
2021	67,696	14.34	14.57	984,922	0.00	0.90	1.25	14.26	14.63
Janus Henderson Mid Cap Value
2025	2,833	17.30	17.30	49,046	0.38	0.90	0.90	2.31	2.31
2024	2,729	16.91	16.91	46,184	—	0.90	0.90	8.54	8.54
2023	4,293	15.58	15.58	66,912	0.01	0.90	0.90	6.64	6.64
2022	4,166	14.61	14.61	60,873	0.01	0.90	0.90	(8.97)	(8.97)
2021	6,419	16.05	16.05	103,029	0.00	0.90	0.90	14.56	14.56
Janus Henderson Overseas
2025	413,895	9.09	9.73	4,009,356	0.98	0.90	1.25	22.84	23.48
2024	475,735	7.40	7.88	3,730,198	0.01	0.90	1.25	1.20	1.42
2023	535,946	7.31	7.77	4,145,339	0.01	0.90	1.25	5.79	6.29
2022	480,166	6.91	7.31	3,488,329	0.01	0.90	1.25	(12.75)	(12.56)
2021	382,935	7.92	8.36	3,188,030	0.01	0.90	1.25	8.05	8.43

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Enterprise
2025	761,779	24.30	32.64	23,761,632	0.05	0.25	1.35	2.80	3.95
2024	938,943	23.61	31.40	28,235,568	0.01	0.25	1.35	10.39	11.66
2023	1,011,340	21.36	28.12	27,370,977	0.00	0.25	1.45	12.79	13.98
2022	1,054,053	18.92	24.67	25,323,958	0.00	0.25	1.45	(19.66)	(18.80)
2021	1,106,662	27.85	30.38	32,955,185	0.00	0.25	1.35	11.51	12.81
Janus Henderson VIT Mid Cap Value
2025	23,211	14.51	17.99	367,659	0.66	0.25	1.25	1.82	2.92
2024	20,203	14.25	17.48	307,429	0.01	0.25	1.25	8.12	9.18
2023	24,344	13.18	16.01	352,849	0.01	0.25	1.45	6.46	7.52
2022	14,380	12.38	14.89	207,238	0.01	0.25	1.45	(9.70)	(8.76)
2021	12,738	13.71	16.32	199,769	0.00	0.25	1.45	14.25	15.66
Janus Henderson VIT Overseas
2025	141,120	10.03	12.27	1,437,318	1.74	0.25	1.25	23.19	24.48
2024	77,759	8.06	9.96	647,149	0.01	0.25	1.25	1.12	2.24
2023	74,272	7.89	9.85	605,878	0.01	0.25	1.45	6.03	7.06
2022	47,192	7.51	9.29	365,923	0.02	0.25	1.45	(12.61)	(11.65)
2021	51,648	8.35	10.63	452,944	0.01	0.25	1.45	8.36	9.72
Janus Henderson VIT Research
2025	465,609	32.79	42.97	16,422,847	—	0.25	1.35	13.07	14.31
2024	572,607	28.98	37.59	17,894,817	—	0.25	1.35	29.18	30.61
2023	581,757	22.41	28.78	14,040,052	0.00	0.25	1.45	36.72	38.23
2022	574,495	16.37	20.82	10,042,715	—	0.25	1.45	(32.96)	(32.27)
2021	760,667	24.42	30.74	19,748,761	0.00	0.25	1.45	14.81	16.22
Lord Abbett Series Bond-Debenture VC
2025	473,280	9.82	12.10	4,854,780	6.18	0.25	1.25	3.81	4.85
2024	430,377	9.46	11.54	4,271,348	0.06	0.25	1.25	2.27	3.31
2023	439,437	9.25	11.17	4,254,522	0.05	0.25	1.45	2.10	3.14
2022	444,151	9.06	10.83	4,202,378	0.04	0.25	1.45	(16.42)	(15.59)
2021	450,881	10.84	12.83	5,091,357	0.03	0.25	1.45	(1.19)	(0.08)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Lord Abbett Series Developing Growth VC
2025	66,600	18.36	25.41	1,283,819	0.17	0.25	1.25	9.87	10.91
2024	117,866	16.64	22.91	1,993,291	—	0.25	1.25	17.02	18.28
2023	85,903	14.14	19.37	1,234,902	—	0.25	1.45	3.70	4.70
2022	103,028	13.77	18.50	1,418,892	—	0.25	1.45	(38.64)	(38.00)
2021	110,641	22.44	29.84	2,468,243	—	0.25	1.45	(6.97)	(5.87)
Lord Abbett Series Dividend Growth VC
2025	15,193	23.56	30.73	463,304	0.94	0.25	1.25	11.13	12.28
2024	3,326	21.20	27.37	87,014	0.01	0.25	1.25	17.06	18.23
2023	2,612	23.15	23.15	60,489	0.01	0.25	0.25	12.60	12.60
2022	—	16.25	16.25	—	—	1.45	1.45	(17.13)	(17.13)
2021	1,018	19.61	19.61	19,966	0.00	1.45	1.45	20.16	20.16
Lord Abbett Series Growth Opportunities VC
2025	142	23.12	23.12	3,274	—	0.25	0.25	9.31	9.31
2024	156	21.15	21.15	3,292	—	0.25	0.25	26.42	26.42
2023	168	16.73	16.73	2,804	—	0.25	0.25	7.17	7.17
2022	—	15.61	15.61	—	—	0.25	0.25	(34.69)	(34.69)
2021	—	20.74	20.74	—	—	1.45	1.45	1.87	1.87
Lord Abbett Series Mid Cap Stock VC
2025	3,867	18.49	18.49	71,514	0.32	0.25	0.25	3.64	3.64
2024	4,088	17.84	17.84	72,964	—	0.25	0.25	11.22	11.22
2023	4,267	16.04	16.04	68,459	0.01	0.25	0.25	11.70	11.70
2022	2,708	11.66	14.36	38,884	0.01	0.25	1.45	(14.89)	(14.01)
2021	4,398	13.70	16.70	68,288	0.01	0.25	1.45	23.09	24.63
Lord Abbett Series Total Return VC
2025	61,730	7.71	9.12	553,564	4.69	0.25	1.25	2.80	3.75
2024	61,930	7.50	8.79	536,034	0.05	0.25	1.25	(1.70)	(0.57)
2023	62,573	7.63	8.84	545,754	0.04	0.25	1.45	2.01	2.91
2022	63,586	7.48	8.59	539,549	0.04	0.25	1.45	(17.71)	(16.76)
2021	40,612	9.09	10.32	411,501	0.03	0.25	1.45	(4.52)	(3.46)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Disciplined Core Value
2025	5,611	17.76	25.23	132,825	1.28	0.25	1.25	9.77	10.90
2024	7,647	16.18	22.75	153,652	0.01	0.25	1.25	8.16	9.27
2023	9,828	14.96	20.82	186,819	0.01	0.25	1.45	3.74	4.78
2022	10,351	14.42	19.87	186,410	0.02	0.25	1.45	(16.45)	(15.63)
2021	10,320	17.26	23.55	221,400	0.01	0.25	1.45	17.98	19.42
LVIP American Century Inflation Protection
2025	92,344	7.39	7.67	707,083	7.61	0.25	1.25	1.93	2.95
2024	86,571	7.25	7.45	644,146	0.03	0.25	1.25	(2.68)	(1.72)
2023	115,055	7.45	7.58	872,055	0.02	0.25	1.45	(0.93)	—
2022	249,897	7.52	7.58	1,892,915	0.07	0.25	1.45	(16.63)	(15.87)
2021	95,161	9.01	9.02	856,906	0.03	0.25	1.45	1.58	2.97
LVIP American Century International
2025	4,047	13.12	13.12	53,090	1.09	0.25	0.25	12.04	12.04
2024	4,382	11.71	11.71	51,278	0.01	0.25	0.25	(0.76)	(0.76)
2023	5,260	11.80	11.80	62,065	0.01	0.25	0.25	8.86	8.86
2022	5,946	10.84	10.84	64,466	0.01	0.25	0.25	(27.30)	(27.30)
2021	5,782	14.91	14.91	86,180	0.00	0.25	0.25	5.15	5.15
LVIP American Century Mid Cap Value (d)
2025	191,723	16.78	23.30	4,036,196	1.60	0.25	1.35	4.21	5.33
2024	209,837	16.09	22.12	4,196,991	0.02	0.25	1.35	3.88	5.03
2023	234,756	15.47	21.06	4,492,608	0.02	0.25	1.45	1.50	2.68
2022	326,427	15.23	20.51	6,109,013	0.02	0.25	1.45	(5.46)	(4.56)
2021	296,933	16.11	21.49	5,845,403	0.01	0.25	1.45	17.68	19.12
LVIP American Century Ultra
2025	358,271	46.52	53.37	19,035,330	—	0.75	1.35	7.86	8.52
2024	437,053	43.13	49.18	21,385,363	—	0.75	1.35	23.12	23.85
2023	541,321	35.03	39.71	21,354,934	—	0.75	1.35	37.16	38.03
2022	516,484	25.54	28.77	14,749,955	—	0.75	1.35	(35.31)	(34.94)
2021	539,659	39.48	44.22	23,653,619	—	0.75	1.35	17.75	18.46

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
LVIP American Century Value
2025	799,378	17.62	30.73	24,368,553	1.42	0.25	1.35	10.93	12.19
2024	891,681	15.87	27.54	24,374,062	0.03	0.25	1.35	4.64	5.75
2023	1,153,725	15.15	26.16	29,669,848	0.02	0.25	1.45	4.34	5.57
2022	1,133,634	14.50	19.76	28,012,549	0.02	0.25	1.45	(3.91)	(2.90)
2021	1,367,816	15.09	20.35	35,056,543	0.02	0.25	1.45	18.91	20.34
LVIP JPMorgan Core Bond Fund
2025	889,503	7.34	8.04	7,096,373	4.15	0.25	1.25	2.66	3.74
2024	574,391	7.15	7.76	4,427,610	0.04	0.25	1.25	(2.72)	(1.77)
2023	521,394	7.35	7.94	4,111,574	0.03	0.25	1.45	1.24	2.20
2022	472,240	7.26	7.72	3,671,313	0.02	0.25	1.45	(16.46)	(15.44)
2021	524,424	8.69	9.13	4,848,816	0.01	0.25	1.45	(5.95)	(4.90)
LVIP JPMorgan Small Cap Core Fund
2025	26,047	15.51	22.15	553,264	0.42	0.25	1.25	5.44	6.49
2024	25,506	14.71	20.80	507,150	0.01	0.25	1.25	6.75	7.88
2023	16,492	13.78	19.28	297,471	0.01	0.25	1.45	8.16	9.17
2022	15,371	12.74	17.66	253,602	0.00	0.25	1.45	(22.93)	(22.10)
2021	15,395	16.53	22.67	324,542	0.00	0.25	1.45	15.84	17.22
LVIP JPMorgan US Equity Fund
2025	15,899	28.97	39.71	522,061	0.28	0.25	1.25	9.49	10.58
2024	13,305	26.46	35.91	385,676	—	0.25	1.25	18.50	19.70
2023	13,296	22.33	30.00	326,277	0.01	0.25	1.45	21.56	22.80
2022	13,080	18.37	24.43	263,830	0.00	0.25	1.45	(22.23)	(21.47)
2021	6,603	23.62	31.11	163,932	0.01	0.25	1.45	23.41	24.89
Macquarie Asset Strategy
2025	22,034	14.48	14.48	319,032	1.33	0.90	0.90	12.16	12.16
2024	19,402	12.91	12.91	250,490	0.02	0.90	0.90	9.50	9.50
2023	20,450	11.79	11.79	240,995	0.03	0.90	0.90	11.23	11.23
2022	24,452	10.60	10.60	259,158	0.01	0.90	0.90	(16.73)	(16.73)
2021	20,361	12.73	12.73	259,238	0.02	0.90	0.90	9.46	9.46

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Emerging Markets Equity
2025	11,606	10.17	10.42	119,722	1.91	0.25	1.25	27.76	28.96
2024	13,078	7.96	8.08	104,501	0.02	0.25	1.25	6.70	7.73
2023	8,214	7.46	7.50	61,059	0.01	0.25	1.45	6.12	7.30
2022	7,891	6.99	7.03	55,225	0.04	0.25	1.45	(23.25)	(22.51)
2021	8,886	9.02	9.16	81,010	0.00	0.25	1.25	(11.07)	(10.07)
MFS® VIT Global Tactical Allocation
2025	7,250	10.06	10.06	72,902	0.57	1.25	1.25	10.43	10.43
2024	370	9.11	9.11	3,366	0.01	1.25	1.25	0.33	0.33
2023	460	9.08	9.08	4,172	0.00	1.25	1.45	4.73	4.73
2022	557	8.67	8.67	4,826	0.02	1.45	1.45	(11.26)	(11.26)
2021	648	9.77	9.77	6,331	0.01	1.45	1.45	(1.91)	(1.91)
MFS® VIT II MA Investors Growth Stock
2025	6,972	36.34	37.03	256,431	0.02	0.25	0.25	6.10	6.10
2024	6,966	34.25	34.90	241,345	—	0.25	0.25	12.25	12.26
2023	6,771	30.51	31.09	209,101	0.00	0.25	0.25	19.74	19.76
2022	5,935	25.48	25.96	152,754	—	0.25	0.25	(22.00)	(21.98)
2021	—	24.82	33.28	—	—	0.25	1.45	20.19	21.64
MFS® VIT II Research International
2025	711,887	8.91	13.08	7,922,487	1.42	0.25	1.35	16.62	17.84
2024	874,953	7.64	11.10	8,201,783	0.02	0.25	1.35	(1.67)	(0.54)
2023	892,466	7.77	11.16	8,306,537	0.01	0.25	1.45	8.07	9.30
2022	779,273	9.34	10.21	6,753,566	0.02	0.25	1.45	(21.18)	(20.48)
2021	901,809	11.85	12.84	9,780,443	0.01	0.25	1.45	6.37	7.72
MFS® VIT International Intrinsic Value
2025	107,482	15.86	17.89	1,739,389	1.36	0.25	1.25	27.39	28.71
2024	103,316	12.45	13.90	1,300,472	0.01	0.25	1.25	2.55	3.58
2023	113,225	12.14	13.42	1,396,860	0.00	0.25	1.45	12.41	13.54
2022	149,320	10.80	11.82	1,629,925	0.00	0.25	1.45	(26.88)	(26.17)
2021	162,997	14.77	16.01	2,437,781	0.00	0.25	1.25	5.42	6.80

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Investors Trust
2025	5,136	22.59	30.75	121,286	0.51	0.25	1.25	8.61	9.70
2024	6,701	20.80	28.03	153,791	—	0.25	1.25	14.22	15.40
2023	6,751	18.21	24.29	135,527	0.00	0.25	1.45	13.74	14.90
2022	4,609	16.01	21.14	84,789	0.00	0.25	1.45	(20.11)	(19.34)
2021	4,122	20.04	26.21	88,680	0.00	0.25	1.45	21.01	22.48
MFS® VIT New Discovery
2025	8,797	16.18	20.46	171,225	—	0.25	1.25	7.87	8.95
2024	11,059	15.00	18.78	199,584	—	0.25	1.25	1.97	3.07
2023	14,532	14.71	18.22	252,181	—	0.25	1.45	9.53	10.56
2022	16,774	13.43	16.48	265,720	—	0.25	1.45	(32.92)	(32.21)
2021	17,585	20.02	24.31	409,002	—	0.25	1.45	(2.82)	(1.66)
MFS® VIT Research
2025	1,640	32.22	32.22	52,860	0.15	0.25	0.25	8.96	8.96
2024	1,676	29.57	29.57	49,556	—	0.25	0.25	14.75	14.75
2023	1,709	25.77	25.77	44,049	0.00	0.25	0.25	18.21	18.21
2022	1,741	21.80	21.80	37,957	0.00	0.25	0.25	(20.03)	(20.03)
2021	1,772	20.42	27.26	48,309	0.00	0.25	1.45	19.07	20.51
MFS® VIT Total Return
2025	837,689	13.29	17.12	13,350,692	2.48	0.25	1.35	6.15	7.40
2024	944,579	12.52	15.94	14,081,439	0.02	0.25	1.35	2.88	3.98
2023	1,005,908	12.17	15.33	14,479,191	0.02	0.25	1.45	5.55	6.68
2022	1,207,078	11.67	14.37	16,241,682	0.01	0.25	1.45	(13.56)	(12.70)
2021	1,199,389	13.50	15.62	18,726,542	0.02	0.75	1.45	8.87	9.69
MFS® VIT Total Return Bond
2025	69,863	7.76	8.97	621,301	5.32	0.25	1.25	2.51	3.46
2024	36,867	7.57	8.67	311,563	0.04	0.25	1.25	(1.94)	(0.91)
2023	36,102	7.72	8.75	308,489	0.03	0.25	1.45	2.66	3.67
2022	36,958	7.52	8.44	305,263	0.02	0.25	1.45	(17.72)	(16.93)
2021	30,980	9.14	10.16	306,924	0.02	0.25	1.45	(5.38)	(4.24)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Utilities
2025	510,957	14.20	24.28	11,818,764	2.64	0.25	1.35	9.92	11.09
2024	586,869	12.91	21.96	12,272,048	0.02	0.25	1.35	6.58	7.85
2023	612,335	12.10	20.48	12,071,867	0.03	0.25	1.45	(6.50)	(5.50)
2022	781,487	12.93	16.72	15,890,001	0.02	0.25	1.45	(3.72)	(2.68)
2021	707,714	13.43	17.18	15,337,441	0.01	0.25	1.45	8.91	10.13
Morgan Stanley VIF Emerging Markets Debt
2025	18,429	9.12	9.27	171,078	8.30	0.25	1.25	10.41	11.55
2024	46,424	8.26	8.31	384,450	0.17	0.25	1.25	6.72	7.64
2023	16,463	7.72	7.72	127,180	0.06	0.25	0.25	8.12	8.12
2022	17,403	7.14	7.14	124,319	0.07	0.25	0.25	(21.37)	(21.37)
2021	17,154	9.08	9.08	155,901	0.06	0.25	0.25	(5.12)	(5.12)
Morgan Stanley VIF Emerging Markets Equity
2025	446,846	7.71	11.01	4,183,945	0.33	0.25	1.35	27.23	28.62
2024	475,012	6.06	8.56	3,453,154	0.01	0.25	1.35	3.06	4.26
2023	539,777	5.88	8.21	3,795,454	0.02	0.25	1.45	7.30	8.31
2022	585,334	7.24	7.58	3,813,755	0.00	0.25	1.45	(28.25)	(27.46)
2021	615,741	7.65	10.45	5,567,401	0.01	0.25	1.35	(1.46)	(0.38)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2025	123,763	17.14	20.99	2,123,324	1.07	0.25	0.75	15.58	16.16
2024	137,168	14.83	18.07	2,036,430	0.01	0.25	0.75	10.34	10.93
2023	118,309	13.44	16.29	1,591,833	0.02	0.25	0.75	12.56	13.13
2022	117,485	11.96	14.40	1,403,710	0.01	0.25	1.45	(16.77)	(15.94)
2021	113,670	14.37	17.13	1,624,018	0.01	0.25	1.45	13.15	14.58
Morningstar Balanced ETF Asset Allocation Portfolio
2025	918,487	12.52	14.97	12,907,420	1.99	0.25	1.25	10.02	11.14
2024	834,668	11.38	13.47	10,495,931	0.02	0.25	1.25	5.57	6.65
2023	605,252	10.78	12.63	6,939,253	0.02	0.25	1.45	8.12	9.16
2022	606,605	9.97	11.57	6,307,676	0.02	0.25	1.45	(16.50)	(15.67)
2021	552,374	11.94	13.72	6,763,439	0.01	0.25	1.45	6.04	7.27

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Conservative ETF Asset Allocation Portfolio
2025	270,769	8.42	9.49	2,472,905	2.63	0.25	1.25	4.34	5.33
2024	282,443	8.07	9.01	2,462,748	0.02	0.25	1.25	0.88	1.92
2023	270,638	8.00	8.84	2,325,240	0.02	0.25	1.45	3.36	4.37
2022	255,244	7.74	8.47	2,073,854	0.01	0.25	1.45	(15.50)	(14.62)
2021	303,277	9.16	9.92	2,908,135	0.01	0.25	1.45	(2.14)	(1.00)
Morningstar Growth ETF Asset Allocation Portfolio
2025	461,413	15.00	18.44	7,115,691	1.48	0.25	1.25	13.04	14.11
2024	448,722	13.27	16.16	6,092,380	0.01	0.25	1.25	7.97	9.12
2023	642,490	12.29	14.81	8,023,349	0.02	0.25	1.45	10.42	11.61
2022	669,312	11.13	13.27	7,525,468	0.02	0.25	1.45	(16.82)	(16.07)
2021	657,537	13.38	15.81	8,822,592	0.01	0.25	1.45	9.85	11.26
Morningstar Income and Growth ETF Asset Allocation Portfolio
2025	162,490	10.35	12.03	1,906,194	2.37	0.25	1.25	7.03	8.09
2024	130,216	9.67	11.13	1,391,740	0.02	0.25	1.25	3.42	4.51
2023	137,323	9.35	10.65	1,386,927	0.02	0.25	1.45	6.01	7.04
2022	108,032	8.82	9.95	994,817	0.01	0.25	1.45	(16.16)	(15.32)
2021	167,235	10.52	11.75	1,829,360	0.01	0.25	1.45	1.84	3.07
NAA All Cap Value Series
2025	524,946	17.46	37.22	14,023,209	1.35	0.25	1.35	8.04	9.28
2024	625,509	16.14	34.06	15,404,846	0.02	0.25	1.35	5.58	6.70
2023	746,243	15.28	28.71	17,297,663	0.02	0.75	1.45	3.87	4.53
2022	779,428	14.69	30.38	17,314,087	0.01	0.25	1.45	(5.29)	(4.31)
2021	811,948	15.51	23.44	18,904,535	0.02	0.75	1.45	21.46	22.27

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Cap Value
2025	70,052	19.85	26.91	1,393,330	0.69	0.90	1.10	9.35	9.55
2024	78,568	18.12	24.61	1,426,475	0.01	0.90	1.25	8.33	8.70
2023	82,363	16.67	22.68	1,375,631	0.01	0.90	1.25	4.32	4.71
2022	103,426	15.92	17.37	1,649,917	0.01	0.90	1.25	(5.50)	(5.18)
2021	123,622	16.79	18.38	2,137,254	0.01	0.90	1.25	21.80	22.29
NAA Large Cap Value Series
2025	748,767	22.20	36.36	17,463,465	1.47	0.25	1.35	9.31	10.48
2024	940,311	16.87	33.69	20,112,964	0.02	0.25	1.35	8.61	9.85
2023	995,706	18.58	30.67	19,538,923	0.02	0.25	1.35	4.64	5.79
2022	1,451,399	17.87	29.00	27,123,329	0.01	0.25	1.35	(5.55)	(4.45)
2021	1,577,485	18.92	29.65	30,716,444	0.02	0.25	1.35	21.67	22.98
NAA Large Core
2025	56,068	21.00	28.73	1,195,561	0.13	0.90	1.25	11.19	11.58
2024	79,512	18.82	25.80	1,557,697	0.03	0.90	1.25	20.27	20.72
2023	89,021	15.59	21.42	1,435,042	0.03	0.90	1.25	21.45	21.89
2022	101,722	12.79	15.48	1,348,038	0.01	0.90	1.25	(24.49)	(24.23)
2021	96,903	16.88	20.50	1,673,028	0.00	0.90	1.25	22.90	23.39
NAA Large Core Series
2025	838,061	19.59	37.54	16,803,147	2.44	0.25	1.35	11.47	12.70
2024	933,867	17.47	33.31	16,459,174	0.03	0.25	1.35	20.50	21.84
2023	912,232	14.41	27.34	13,284,273	0.02	0.25	1.45	21.51	22.88
2022	901,407	17.46	22.25	10,746,395	0.01	0.25	1.45	(23.95)	(23.20)
2021	996,909	18.97	28.97	15,560,208	0.01	0.25	1.35	23.02	24.39
NAA Large Growth Series
2025	446,353	25.73	30.52	11,466,500	2.23	0.75	1.35	12.00	12.70
2024	537,565	22.83	34.38	12,267,611	0.03	0.75	1.35	26.51	27.33
2023	588,758	17.93	21.54	10,561,352	0.01	0.75	1.35	33.96	34.71
2022	592,039	20.24	23.02	7,885,704	0.00	0.25	1.45	(33.57)	(32.91)
2021	656,334	24.22	34.31	13,109,477	0.01	0.25	1.35	22.32	23.68

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Mid Growth
2025	79,143	19.63	29.77	1,572,044	—	0.90	1.25	(2.38)	(2.05)
2024	88,316	20.04	30.46	1,794,487	0.03	0.90	1.25	12.33	12.71
2023	93,062	17.78	27.08	1,664,035	0.02	0.90	1.10	21.33	21.53
2022	93,578	14.63	22.32	1,372,058	0.00	0.90	1.10	(30.42)	(30.27)
2021	115,064	20.98	32.08	2,448,075	—	0.90	1.10	8.97	9.16
NAA Mid Growth Series
2025	343,264	20.08	41.82	7,290,049	2.53	0.75	1.35	(2.19)	(1.62)
2024	433,335	20.41	42.65	9,438,833	0.03	0.75	1.35	12.37	13.07
2023	535,108	18.05	37.86	10,212,163	0.01	0.75	1.45	20.99	21.71
2022	590,492	14.83	15.18	9,228,999	0.00	0.75	1.45	(30.78)	(30.41)
2021	655,074	21.31	21.93	14,786,164	0.01	0.75	1.45	8.78	9.51
NAA Opportunity
2025	5,572	11.81	16.58	79,169	0.64	0.90	0.90	(5.75)	(5.74)
2024	6,212	12.53	17.59	95,629	0.01	0.90	0.90	6.19	6.22
2023	6,453	11.80	16.56	94,331	0.01	0.90	0.90	4.68	4.70
2022	6,366	11.27	15.82	89,072	0.01	0.90	0.90	(12.16)	(12.16)
2021	6,425	12.83	18.01	102,801	0.01	0.90	0.90	10.02	10.03
NAA Small Cap Value Series
2025	351,509	12.40	42.40	14,137,474	0.98	0.25	1.35	(1.11)	(0.05)
2024	349,038	12.53	42.62	14,019,758	0.01	0.25	1.35	3.87	5.07
2023	503,860	12.05	40.78	19,120,993	0.01	0.25	1.45	5.58	6.72
2022	614,756	11.40	18.29	21,258,874	0.01	0.25	1.45	(7.77)	(6.78)
2021	727,902	12.36	19.62	27,154,082	0.01	0.25	1.45	20.70	22.17
NAA Small Growth Series
2025	203,103	12.74	23.41	2,686,762	2.61	0.25	1.35	1.94	3.13
2024	228,954	12.42	22.70	2,951,586	0.03	0.25	1.35	7.96	9.13
2023	271,854	11.44	20.80	3,196,848	0.01	0.25	1.45	15.84	17.18
2022	300,407	9.81	13.00	3,016,775	0.00	0.75	1.45	(29.69)	(29.32)
2021	314,340	18.49	24.99	4,478,410	0.00	0.25	1.45	1.93	3.14

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA SMid Cap Value
2025	292,357	34.37	42.12	10,097,016	0.55	0.90	1.10	2.88	3.06
2024	319,199	22.47	40.94	10,696,085	0.01	0.90	1.25	4.12	4.48
2023	350,274	21.58	39.27	11,223,140	0.00	0.90	1.25	4.76	5.14
2022	373,787	20.60	30.36	11,389,658	0.01	0.90	1.25	(6.02)	(5.68)
2021	433,276	21.92	32.19	14,049,792	0.00	0.90	1.25	18.55	18.96
NAA Smid-Cap Value Series
2025	537,744	15.39	48.11	24,347,434	1.07	0.25	1.35	2.76	3.91
2024	639,237	14.96	46.53	27,729,808	0.01	0.25	1.35	4.39	5.58
2023	796,351	14.31	44.30	32,831,307	0.01	0.25	1.45	5.07	6.21
2022	916,989	13.61	31.89	35,240,224	0.01	0.25	1.45	(5.94)	(4.98)
2021	996,101	14.47	33.56	40,746,196	0.02	0.25	1.45	18.41	19.81
NAA World Equity Income
2025	293,968	16.02	23.33	4,934,312	1.77	0.90	1.25	17.28	17.62
2024	347,256	13.66	19.86	4,969,502	0.02	0.90	1.25	6.80	7.21
2023	366,732	12.79	18.57	4,907,542	0.02	0.90	1.25	7.39	7.77
2022	388,812	11.91	12.23	4,832,760	0.02	0.90	1.25	(13.00)	(12.71)
2021	387,369	13.69	14.01	5,504,344	0.02	0.90	1.25	16.21	16.65
NAA World Equity Income Series
2025	686,406	15.40	19.53	11,696,678	1.82	0.25	1.35	17.53	18.83
2024	820,463	12.96	16.58	11,825,117	0.03	0.25	1.35	7.74	9.00
2023	885,849	11.89	15.34	11,783,762	0.03	0.25	1.35	7.49	8.68
2022	990,964	10.94	13.35	12,186,511	0.02	0.25	1.35	(12.97)	(11.99)
2021	1,122,246	12.43	15.34	15,836,480	0.02	0.25	1.35	16.57	17.82
Neuberger Berman AMT Quality Equity Portfolio Class I
2025	177,903	17.77	30.52	3,240,481	—	0.25	1.45	8.75	10.10
2024	204,821	16.34	27.72	3,416,780	—	0.25	1.45	20.32	21.85
2023	250,434	13.58	22.75	3,456,160	0.00	0.25	1.45	21.36	22.84
2022	260,404	11.19	18.52	2,957,325	0.00	0.25	1.45	(21.97)	(21.06)
2021	324,004	14.34	23.46	4,701,748	0.00	0.25	1.45	18.12	19.51

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman AMT Quality Equity Portfolio Class S (b)
2025	148,520	39.46	44.46	6,599,393	—	0.75	1.35	8.59	9.27
2024	179,770	36.34	40.69	7,307,496	—	0.75	1.35	20.17	20.89
2023	165,859	30.24	33.66	5,580,656	0.00	0.75	1.35	21.20	21.91
2022	177,475	24.95	27.61	4,894,128	0.00	0.75	1.35	(22.10)	(21.63)
2021	189,148	32.03	35.23	6,654,112	0.00	0.75	1.35	17.89	18.62
Neuberger Berman Core Bond
2025	326,440	7.68	8.63	2,739,120	4.15	0.90	1.25	2.40	2.74
2024	322,230	7.50	8.40	2,646,856	0.04	0.90	1.25	(2.85)	(2.44)
2023	286,434	7.72	8.61	2,419,027	0.04	0.90	1.25	1.31	1.53
2022	299,881	7.62	8.48	2,493,822	0.04	0.90	1.25	(17.53)	(17.19)
2021	193,535	9.24	10.24	1,966,056	0.02	0.90	1.25	(5.62)	(5.27)
Neuberger Large Cap Value Fund (b)
2025	32,002	18.47	19.19	612,703	1.08	0.90	1.10	15.44	15.60
2024	40,006	16.00	16.60	663,638	0.02	0.90	1.10	6.10	6.34
2023	53,555	15.08	15.61	835,703	0.02	0.90	1.10	(6.04)	(5.85)
2022	61,802	16.05	16.58	1,024,423	0.01	0.90	1.10	(5.48)	(5.31)
2021	55,399	16.98	17.51	969,546	0.01	0.90	1.10	22.51	22.79
Neuberger Quality Equity Fund (b)
2025	55,485	27.64	29.63	1,637,588	—	0.90	1.25	12.27	12.66
2024	62,238	24.62	26.30	1,630,305	—	0.90	1.25	22.61	23.07
2023	69,036	20.63	21.37	1,468,628	0.00	0.90	1.10	21.50	21.70
2022	61,971	16.98	17.56	1,086,556	—	0.90	1.10	(22.00)	(21.85)
2021	62,099	21.77	22.47	1,391,959	0.00	0.90	1.10	18.25	18.45

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Asset Strategy Series (b)
2025	109,218	12.31	14.78	1,348,078	1.30	0.25	0.75	12.32	12.91
2024	106,334	10.96	13.09	1,167,975	0.02	0.25	1.25	7.72	8.90
2023	121,736	10.12	12.02	1,237,210	0.02	0.25	1.45	9.18	10.28
2022	117,821	9.37	10.90	1,092,457	0.02	0.25	1.45	(18.24)	(17.49)
2021	104,510	11.46	13.21	1,182,345	0.02	0.25	1.45	5.62	6.96
Nomura VIP Balanced Series (b)
2025	6,386	19.63	19.63	125,211	1.23	0.25	0.25	8.21	8.21
2024	6,929	18.14	18.14	125,572	0.01	0.25	0.25	11.91	11.91
2023	7,227	16.21	16.21	117,064	0.01	0.25	0.25	12.34	12.34
2022	5,851	14.43	14.43	84,357	0.01	0.25	0.25	(18.75)	(18.75)
2021	5,690	14.29	17.76	100,948	0.01	0.25	1.45	10.95	12.26
Nomura VIP Core Equity Series (b)
2025	7,827	35.55	35.55	278,276	0.16	0.25	0.25	11.62	11.62
2024	7,728	31.85	31.85	246,193	—	0.25	0.25	21.66	21.66
2023	8,196	26.18	26.18	214,639	0.00	0.25	0.25	19.60	19.60
2022	5,914	21.89	21.89	129,455	0.00	0.25	0.25	(19.96)	(19.96)
2021	139	27.35	27.35	3,796	0.00	0.25	0.25	24.83	24.83
Nomura VIP Energy Series (b)
2025	20,779	5.22	5.22	108,415	1.05	0.25	0.25	8.30	8.30
2024	23,600	4.82	4.88	114,225	0.03	0.25	1.25	(9.46)	(8.71)
2023	20,898	5.28	5.39	110,623	0.03	0.25	1.45	(0.37)	0.76
2022	22,740	5.24	5.41	119,733	0.03	0.25	1.45	44.27	45.56
2021	41,977	3.60	3.75	154,385	0.01	0.25	1.45	35.87	37.40
Nomura VIP Global Growth Series (b)
2025	587	21.97	21.97	12,852	0.36	0.25	0.25	14.13	14.13
2024	4,763	19.25	19.25	91,661	0.03	0.25	0.25	13.37	13.37
2023	125	16.98	16.98	2,118	0.00	0.25	0.25	16.14	16.14
2022	133	14.62	14.62	1,940	—	0.25	0.25	(20.20)	(20.20)
2021	53,056	18.32	18.32	971,589	0.00	0.25	0.25	14.14	14.14

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Growth Series (b)
2025	—	34.30	45.26	—	—	0.25	1.25	3.88	4.94
2024	2,837	43.13	43.13	122,125	—	0.25	0.25	19.94	19.94
2023	6,843	35.96	35.96	245,916	—	0.25	0.25	33.53	33.53
2022	4,115	26.93	26.93	110,731	—	0.25	0.25	(29.50)	(29.50)
2021	5,553	38.20	38.20	211,983	—	0.25	0.25	25.86	25.86
Nomura VIP High Income Series (b)
2025	33,020	9.93	13.12	355,508	7.20	0.25	1.25	2.69	3.72
2024	40,869	9.67	12.65	420,942	0.08	0.25	1.25	1.68	2.85
2023	42,123	9.51	12.54	430,670	0.06	0.25	1.45	7.09	8.20
2022	44,964	8.88	11.59	435,696	0.06	0.25	1.45	(14.62)	(13.83)
2021	50,957	10.40	13.20	586,206	0.06	0.25	1.45	1.46	2.72
Nomura VIP International Core Equity Series (b)
2025	31,429	12.63	13.51	423,361	0.40	0.25	1.25	18.93	20.20
2024	31,025	10.62	11.24	347,886	0.01	0.25	1.25	(0.47)	0.54
2023	29,121	10.67	11.18	325,050	0.02	0.25	1.45	10.80	11.91
2022	28,923	9.63	9.99	287,878	0.02	0.25	1.45	(17.90)	(17.03)
2021	41,957	11.73	12.04	501,820	0.01	0.25	1.45	9.22	10.46
Nomura VIP Limited-Term Bond Series (b)
2025	1,862	8.09	8.09	15,112	4.25	0.25	0.25	1.38	1.38
2024	1,838	7.98	7.98	14,721	0.05	0.25	0.25	1.01	1.01
2023	1,775	7.90	7.90	14,080	0.02	0.25	0.25	1.54	1.54
2022	1,843	7.78	7.78	14,401	0.02	0.25	0.25	(7.38)	(7.38)
2021	8,539	8.40	8.40	71,787	0.03	0.25	0.25	(3.67)	(3.67)
Nomura VIP Mid Cap Growth Series (b)
2025	5,423	18.08	22.86	107,120	—	0.25	1.25	(3.06)	(2.10)
2024	9,951	18.65	23.35	210,032	—	0.25	1.25	(2.10)	(1.06)
2023	10,862	19.05	23.60	235,184	—	0.25	1.45	14.69	15.80
2022	9,076	16.61	20.38	170,059	—	0.25	1.45	(33.67)	(32.98)
2021	10,196	25.04	30.41	288,961	—	0.25	1.45	11.29	12.63

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Nomura VIP Natural Resources Series (b)
2025	32,081	7.35	8.29	265,590	—	0.25	1.25	31.96	33.28
2024	31,864	5.57	6.22	197,861	0.05	0.25	1.25	(4.62)	(3.72)
2023	34,715	5.84	6.46	224,016	0.04	0.25	1.45	(2.67)	(1.67)
2022	34,612	6.00	6.57	227,293	0.02	0.25	1.45	12.78	14.06
2021	32,967	5.32	5.76	189,760	0.02	0.25	1.45	21.18	22.55
Nomura VIP Science And Technology Series (b)
2025	4,930	34.63	50.33	215,728	—	0.25	1.25	27.79	29.08
2024	7,721	27.10	38.99	244,620	—	0.25	1.25	25.12	26.39
2023	8,504	21.66	30.85	216,307	—	0.25	1.45	33.29	34.60
2022	9,176	16.25	22.92	169,780	—	0.25	1.45	(34.66)	(33.99)
2021	9,455	24.87	34.72	272,333	—	0.25	1.45	10.14	11.46
Nomura VIP Small Cap Growth Series (b)
2025	12,888	16.10	17.71	224,344	—	0.25	1.25	8.64	9.80
2024	11,873	14.82	16.13	185,366	—	0.25	1.25	9.45	10.56
2023	19,962	13.54	14.59	286,395	—	0.25	1.45	8.41	9.45
2022	13,599	12.49	13.33	177,570	—	0.25	1.45	(29.83)	(29.10)
2021	13,273	17.80	18.80	245,229	0.01	0.25	1.45	(0.50)	0.64
Nomura VIP Smid Cap Core Series (b)
2025	487	16.43	20.59	8,900	0.26	0.25	1.25	3.86	4.94
2024	5,488	15.82	19.62	96,375	0.01	0.25	1.25	9.48	10.60
2023	9,872	14.45	17.74	165,600	0.00	0.25	1.45	10.81	11.99
2022	9,504	13.04	15.84	142,672	—	0.25	1.45	(18.30)	(17.54)
2021	13,282	15.96	19.21	246,246	—	0.25	1.45	15.48	16.92
Nomura VIP Value Series (b)
2025	367	21.30	21.30	7,814	2.25	0.25	0.25	5.92	5.92
2024	460	20.11	20.11	9,258	0.03	0.25	0.25	3.02	3.02
2023	7,790	19.52	19.52	152,081	0.01	0.25	0.25	4.89	4.89
2022	8,132	18.61	18.61	151,351	0.02	0.25	0.25	(8.01)	(8.01)
2021	11,159	15.83	20.23	225,783	0.02	0.25	1.45	25.44	26.99

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
North Square Spectrum Alpha
2025	183	19.03	19.03	3,493	—	0.90	0.90	5.25	5.25
2024	172	18.08	18.08	3,117	—	0.90	0.90	10.65	10.65
2023	164	16.34	16.34	2,676	—	0.90	0.90	19.97	19.97
2022	3,021	13.62	13.62	41,168	—	0.90	0.90	(29.83)	(29.83)
2021	2,789	19.41	19.41	54,160	—	0.90	0.90	5.95	5.95
Northern Global Tactical Asset Allocation
2025	7,757	14.34	14.34	111,311	3.34	0.90	0.90	10.31	10.31
2024	7,256	13.00	13.00	94,364	0.03	0.90	0.90	3.83	3.83
2023	7,731	12.52	12.52	96,797	0.04	0.90	0.90	6.55	6.55
2022	7,857	11.75	11.75	92,372	0.02	0.90	0.90	(16.13)	(16.13)
2021	9,690	14.01	14.01	135,767	0.02	0.90	0.90	6.95	6.95
Northern Large Cap Core
2025	4,562	34.83	34.83	158,898	0.95	0.90	0.90	17.08	17.08
2024	5,417	29.75	29.75	161,154	0.01	0.90	0.90	21.48	21.48
2023	5,208	24.49	24.49	127,531	0.01	0.90	0.90	19.52	19.52
2022	6,313	20.49	20.49	129,362	0.01	0.90	0.90	(18.75)	(18.75)
2021	8,600	25.22	25.22	216,860	0.01	0.90	0.90	27.96	27.96
Northern Large Cap Value
2025	16,157	24.40	24.40	393,830	2.02	0.90	0.90	13.49	13.49
2024	13,187	21.50	21.50	283,167	0.01	0.90	0.90	9.19	9.19
2023	20,617	19.69	19.69	405,574	0.03	0.90	0.90	5.86	5.86
2022	20,360	18.60	18.60	378,436	0.01	0.90	0.90	(9.58)	(9.58)
2021	12,315	20.57	20.57	253,024	0.02	0.90	0.90	23.40	23.40
PGIM Focused Growth
2025	303,200	11.18	11.27	3,418,425	—	0.90	1.10	11.24	11.47
2024	323,893	10.05	10.11	3,276,719	—	0.90	1.10	26.26	26.38
2023	352,180	7.96	8.00	2,817,235	—	0.90	1.10	46.06	46.52
2022	377,867	5.45	5.46	2,063,314	—	0.90	1.10	(43.05)	(42.95)
2021	396,159	9.57	9.57	3,793,610	—	0.90	1.10	—	—

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PGIM Jennison Mid-Cap Growth
2025	14,153	20.02	20.02	283,294	—	0.90	0.90	(6.49)	(6.49)
2024	11,222	21.41	21.41	240,169	—	0.90	0.90	7.37	7.37
2023	8,588	19.94	19.94	171,190	—	0.90	0.90	15.59	15.59
2022	7,502	17.25	17.25	129,357	—	0.90	0.90	(26.94)	(26.94)
2021	8,150	23.61	23.61	192,400	—	0.90	0.90	7.12	7.12
PGIM Jennison Natural Resources
2025	2,086	9.64	9.64	20,109	1.03	0.90	0.90	33.15	33.15
2024	2,250	7.24	7.24	16,273	0.01	0.90	0.90	(2.95)	(2.95)
2023	4,979	7.46	7.46	37,158	0.02	0.90	0.90	(5.93)	(5.93)
2022	2,665	7.93	7.93	21,153	0.03	0.90	0.90	19.61	19.61
2021	2,568	6.63	6.63	17,020	0.01	0.90	0.90	22.55	22.55
PGIM Jennison Small Company
2025	16,608	22.96	22.96	380,646	0.18	0.90	0.90	2.78	2.78
2024	19,892	22.34	22.34	443,714	—	0.90	0.90	9.30	9.30
2023	25,354	20.44	20.44	517,528	0.00	0.90	0.90	7.24	7.24
2022	25,940	19.06	19.06	493,847	—	0.90	0.90	(21.98)	(21.98)
2021	29,793	24.43	24.43	727,252	—	0.90	0.90	24.07	24.07
PGIM Quant Solutions Small-Cap Value (d)
2025	12,805	14.57	15.15	193,896	0.62	0.90	1.10	8.73	9.07
2024	15,849	13.03	13.89	219,685	0.01	0.90	1.25	0.31	0.65
2023	19,619	12.99	13.80	269,545	0.02	0.90	1.25	11.69	12.10
2022	19,346	11.63	12.31	237,180	0.02	0.90	1.25	(15.17)	(14.87)
2021	20,605	13.71	14.46	296,063	0.01	0.90	1.25	35.34	35.77
PIMCO All Asset
2025	12,656	11.30	11.30	142,978	7.35	0.90	0.90	9.60	9.60
2024	15,128	10.31	10.31	155,351	0.05	0.90	0.90	(0.67)	(0.67)
2023	18,767	10.38	10.38	193,993	0.03	0.90	0.90	3.80	3.80
2022	23,972	10.00	10.00	239,115	0.06	0.90	0.90	(15.54)	(15.54)
2021	24,533	11.84	11.84	289,664	0.12	0.90	0.90	10.34	10.34

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO CommodityRealReturn Strategy
2025	15,629	5.58	5.58	86,963	6.71	0.90	0.90	14.11	14.11
2024	14,425	4.89	4.89	70,217	0.03	0.90	0.90	0.20	0.20
2023	16,051	4.88	4.88	78,002	0.04	0.90	0.90	(11.27)	(11.27)
2022	19,082	5.50	5.50	104,727	0.37	0.90	0.90	4.17	4.17
2021	21,660	5.28	5.28	114,053	0.20	0.90	0.90	27.85	27.85
PIMCO Emerging Markets Bond
2025	5,169	9.57	9.57	49,409	7.40	0.90	0.90	10.64	10.64
2024	6,350	8.65	8.65	54,902	0.05	0.90	0.90	3.22	3.22
2023	4,524	8.38	8.38	37,867	0.10	0.90	0.90	7.44	7.44
2022	15,111	7.80	7.80	117,816	0.06	0.90	0.90	(19.84)	(19.84)
2021	14,392	9.73	9.73	140,015	0.07	0.90	0.90	(6.17)	(6.17)
PIMCO High Yield
2025	68,522	15.93	16.54	1,090,792	5.84	0.90	1.10	3.83	4.05
2024	76,502	12.07	15.93	1,170,603	0.06	0.90	1.25	1.94	2.34
2023	84,898	11.84	15.60	1,270,244	0.06	0.90	1.25	7.64	8.09
2022	83,198	11.00	13.84	1,151,772	0.04	0.90	1.25	(14.79)	(14.52)
2021	90,462	12.91	16.19	1,464,828	0.04	0.90	1.25	(0.62)	(0.31)
PIMCO International Bond (U.S. Dollar-Hedged)
2025	311,819	9.49	10.15	3,160,075	3.60	0.90	1.25	(0.63)	(0.39)
2024	403,432	9.55	10.19	4,097,697	0.04	0.90	1.25	0.53	0.99
2023	421,769	9.75	10.09	4,241,906	0.02	0.90	1.10	4.50	4.67
2022	460,532	9.33	9.64	4,425,525	0.02	0.90	1.10	(14.09)	(13.85)
2021	365,442	10.86	11.19	4,088,637	0.01	0.90	1.10	(6.22)	(6.05)
PIMCO Low Duration
2025	7,218	7.02	7.02	50,739	3.51	0.90	0.90	0.86	0.86
2024	7,431	6.96	6.96	51,756	0.04	0.90	0.90	0.14	0.14
2023	20,096	6.95	6.95	139,566	0.03	0.90	0.90	0.72	0.72
2022	24,322	6.90	6.90	167,775	0.01	0.90	0.90	(9.33)	(9.33)
2021	4,258	7.61	7.61	32,418	0.00	0.90	0.90	(4.99)	(4.99)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO Real Return
2025	88,502	8.45	8.45	747,873	3.41	0.90	0.90	3.30	3.30
2024	89,023	8.18	8.18	727,831	0.02	0.90	0.90	(1.92)	(1.92)
2023	100,374	8.34	8.34	837,308	0.03	0.90	0.90	(0.95)	(0.95)
2022	100,888	8.42	8.42	849,037	0.07	0.90	0.90	(15.80)	(15.80)
2021	86,246	10.00	10.00	861,866	0.05	0.90	0.90	1.01	1.01
PIMCO StocksPLUS® Small Fund
2025	17,929	21.77	21.77	390,956	7.88	0.90	0.90	10.12	10.12
2024	21,529	19.77	19.77	426,099	0.04	0.90	0.90	7.86	7.86
2023	21,200	18.33	18.33	389,037	0.02	0.90	0.90	12.18	12.18
2022	20,097	16.34	16.34	328,795	—	0.90	0.90	(27.15)	(27.15)
2021	25,879	22.43	22.43	581,000	0.17	0.90	0.90	9.25	9.25
PIMCO Total Return
2025	142,631	8.75	8.75	1,248,046	3.89	0.90	0.90	4.54	4.54
2024	163,257	8.37	8.37	1,366,694	0.04	0.90	0.90	(1.88)	(1.88)
2023	188,420	8.53	8.53	1,608,020	0.03	0.90	0.90	1.55	1.55
2022	202,451	8.40	8.40	1,699,871	0.03	0.90	0.90	(17.81)	(17.81)
2021	198,487	10.22	10.22	2,029,174	0.02	0.90	0.90	(5.28)	(5.28)
PIMCO VIT All Asset Administrative
2025	235,893	13.25	15.20	3,575,224	4.57	0.75	1.35	9.32	9.99
2024	274,910	12.12	13.82	3,785,849	0.07	0.75	1.35	(0.66)	(0.07)
2023	327,703	12.20	13.83	4,517,732	0.03	0.75	1.35	3.48	4.14
2022	351,375	11.79	13.28	4,649,478	0.07	0.75	1.35	(15.60)	(15.09)
2021	406,909	13.97	15.64	6,343,555	0.11	0.75	1.35	11.31	11.95
PIMCO VIT All Asset Advisor
2025	81,988	10.29	11.95	979,245	4.54	0.25	1.25	9.35	10.55
2024	82,571	9.41	10.81	892,189	0.06	0.25	1.25	(0.74)	0.28
2023	85,034	9.48	10.78	915,275	0.03	0.25	1.45	3.61	4.56
2022	73,606	9.15	10.31	757,694	0.07	0.25	1.45	(15.59)	(14.72)
2021	48,339	10.84	12.09	581,262	0.11	0.25	1.45	10.95	12.36

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy Administrative
2025	653,271	4.96	5.78	3,735,056	2.91	0.75	1.35	13.76	14.46
2024	687,530	4.36	5.05	3,444,101	0.02	0.75	1.35	(0.23)	0.40
2023	915,090	4.37	5.03	4,505,201	0.17	0.75	1.35	(11.90)	(11.29)
2022	1,383,365	4.96	5.67	7,672,733	0.25	0.75	1.35	3.98	4.61
2021	1,673,553	4.77	5.42	8,802,103	0.04	0.75	1.35	27.88	28.44
PIMCO VIT CommodityRealReturn Strategy Advisor
2025	27,138	5.27	6.33	145,255	2.88	0.25	1.25	13.85	14.81
2024	48,407	4.59	5.56	224,109	0.02	0.25	1.25	(0.36)	0.66
2023	38,956	4.56	5.58	180,337	0.08	0.25	1.45	(11.85)	(10.94)
2022	158,362	5.12	6.33	927,671	0.23	0.25	1.45	4.11	5.13
2021	40,886	4.87	6.08	200,736	0.03	0.25	1.45	27.46	28.84
PIMCO VIT Emerging Markets Bond
2025	159,142	9.36	11.84	1,823,112	6.78	0.25	1.35	9.95	11.12
2024	171,716	8.50	10.70	1,778,965	0.09	0.25	1.35	2.87	4.03
2023	187,339	8.26	10.34	1,882,624	0.06	0.25	1.45	6.20	7.44
2022	188,181	7.76	9.01	1,775,968	0.04	0.25	1.45	(19.33)	(18.46)
2021	250,702	9.62	11.05	2,935,103	0.06	0.25	1.45	(6.87)	(5.80)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2025	832	10.05	10.05	8,360	4.46	0.25	0.25	9.12	9.12
2024	810	9.21	9.21	7,462	0.02	0.25	0.25	(3.86)	(3.86)
2023	5,009	6.93	9.58	48,019	0.03	0.25	1.45	0.87	1.81
2022	4,863	9.41	9.41	45,802	0.01	0.25	0.25	(13.91)	(13.91)
2021	5,265	10.93	10.93	57,592	0.05	0.25	0.25	(7.37)	(7.37)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Global Managed Asset Allocation
2025	3,059	13.08	14.76	40,024	6.37	0.25	1.25	16.68	17.89
2024	7,324	11.21	12.52	87,773	0.04	0.25	1.25	6.16	7.19
2023	10,978	10.56	11.68	125,921	0.02	0.25	1.45	8.09	9.26
2022	10,855	9.77	10.69	114,199	0.02	0.25	1.45	(21.78)	(20.99)
2021	14,794	12.49	13.53	198,175	0.03	0.25	1.45	7.67	9.02
PIMCO VIT High Yield
2025	12,438	19.17	19.17	238,078	5.89	0.25	0.25	5.39	5.39
2024	16,791	18.19	18.19	305,201	0.07	0.25	0.25	3.35	3.35
2023	16,349	9.68	17.60	287,514	0.06	0.25	1.45	7.44	8.51
2022	15,132	9.01	16.22	245,201	0.05	0.25	1.45	(14.11)	(13.26)
2021	21,561	10.49	18.70	367,564	0.05	0.25	1.45	(1.04)	0.21
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2025	528,554	9.90	10.91	5,767,381	3.55	0.75	1.35	(0.50)	0.18
2024	622,411	9.95	10.89	6,782,438	0.03	0.75	1.35	1.02	1.49
2023	759,657	9.85	10.73	8,065,915	0.02	0.75	1.35	4.34	4.99
2022	805,849	9.44	10.22	8,180,516	0.01	0.75	1.35	(14.03)	(13.46)
2021	812,544	10.98	11.81	9,589,217	0.02	0.75	1.35	(6.07)	(5.52)
PIMCO VIT International Bond Portfolio (Unhedged)
2025	25,233	6.49	6.49	163,728	3.61	0.25	0.25	6.57	6.57
2024	30,019	6.09	6.09	182,881	0.05	0.25	0.25	(6.60)	(6.60)
2023	10,630	6.52	6.52	69,255	0.02	0.25	0.25	2.68	2.68
2022	7,786	6.35	6.35	49,379	0.01	0.25	0.25	(21.60)	(21.60)
2021	27,214	8.10	8.10	220,498	0.05	0.25	0.25	(10.60)	(10.60)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration Administrative (d)
2025	2,886,779	6.61	8.64	21,320,424	3.97	0.25	1.40	0.99	2.13
2024	3,086,173	6.54	8.46	22,442,503	0.04	0.25	1.40	—	1.08
2023	3,908,810	6.54	8.37	28,326,340	0.04	0.25	1.40	0.43	1.70
2022	4,391,617	7.01	8.23	31,545,128	0.01	0.25	1.40	(9.78)	(8.76)
2021	3,187,448	7.77	9.02	25,114,031	0.01	0.25	1.40	(5.24)	(4.14)
PIMCO VIT Low Duration Advisor
2025	117,380	6.98	7.79	900,885	3.56	0.25	1.25	1.01	2.14
2024	67,074	6.91	7.64	505,836	0.04	0.25	1.25	—	1.06
2023	63,949	6.91	7.56	477,194	0.03	0.25	1.45	0.58	1.61
2022	93,556	6.87	7.31	680,268	0.02	0.25	1.45	(9.84)	(8.85)
2021	94,550	7.62	8.02	760,240	0.00	0.25	1.45	(5.34)	(4.18)
PIMCO VIT Real Return Administrative (d)
2025	1,444,678	8.77	10.57	14,041,892	3.39	0.25	1.40	3.18	4.34
2024	1,577,290	8.50	10.13	14,743,167	0.03	0.25	1.40	(2.30)	(1.07)
2023	1,709,263	8.70	9.96	16,403,665	0.03	0.75	1.40	(0.80)	(0.20)
2022	1,822,007	8.77	10.21	17,555,272	0.07	0.25	1.40	(15.67)	(14.70)
2021	2,156,777	10.40	11.76	24,340,503	0.05	0.75	1.40	0.97	1.73
PIMCO VIT Real Return Advisor
2025	90,732	7.71	9.05	796,372	3.37	0.25	1.25	3.21	4.26
2024	88,431	7.47	8.68	746,228	0.03	0.25	1.25	(2.23)	(1.16)
2023	111,182	7.64	8.79	952,674	0.03	0.25	1.45	(0.78)	0.23
2022	100,291	7.70	8.77	857,582	0.07	0.25	1.45	(15.66)	(14.77)
2021	64,496	9.13	10.10	644,261	0.06	0.25	1.45	0.88	2.12
PIMCO VIT Short-Term
2025	443,128	7.67	8.56	3,753,342	4.09	0.25	1.25	0.26	1.18
2024	505,530	7.65	8.46	4,132,367	0.07	0.25	1.25	1.46	2.55
2023	248,518	7.54	8.25	2,017,766	0.04	0.25	1.45	1.48	2.48
2022	290,181	7.43	8.05	2,321,666	0.02	0.25	1.45	(4.50)	(3.48)
2021	80,087	7.78	8.34	654,648	0.01	0.25	1.45	(4.42)	(3.36)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return Administrative
2025	921,601	8.70	8.70	8,055,908	4.06	1.40	1.40	4.19	4.19
2024	1,022,530	8.35	8.35	8,572,957	0.04	1.40	1.40	(1.88)	(1.88)
2023	1,092,096	8.51	8.51	9,327,169	0.04	1.40	1.40	1.43	1.43
2022	1,101,981	8.39	8.39	9,282,733	0.03	1.40	1.40	(18.07)	(18.07)
2021	1,284,545	10.24	10.24	13,187,109	0.02	1.40	1.40	(5.54)	(5.54)
PIMCO VIT Total Return Advisor
2025	1,522,581	7.60	8.89	12,807,372	4.08	0.25	1.25	4.25	5.33
2024	1,668,536	7.29	8.44	13,368,939	0.04	0.25	1.25	(1.88)	(0.82)
2023	1,833,992	7.43	8.51	14,836,640	0.04	0.25	1.45	1.36	2.45
2022	1,171,416	7.33	8.31	9,308,527	0.02	0.25	1.45	(17.92)	(17.15)
2021	1,206,157	8.93	10.03	11,587,277	0.02	0.25	1.45	(5.60)	(4.48)
Putnam VT Core Equity Fund
2025	21,589	29.83	40.71	845,842	0.53	0.25	1.25	11.93	13.08
2024	14,356	26.65	36.00	488,005	—	0.25	1.25	21.63	22.87
2023	2,021	21.91	21.91	44,266	0.00	1.25	1.45	22.75	22.75
2022	2,394	17.85	23.63	42,712	0.02	0.25	1.45	(19.23)	(18.43)
2021	2,394	22.10	22.10	52,904	—	1.45	1.45	25.28	25.28
Putnam VT Diversified Income
2025	5,091	9.19	9.19	46,647	3.63	0.25	0.25	5.15	5.15
2024	12,296	8.74	8.74	107,445	0.06	0.25	0.25	2.34	2.34
2023	12,374	8.54	8.54	105,613	0.07	0.25	0.25	1.43	1.43
2022	6,753	8.42	8.42	56,784	0.07	0.25	0.25	(5.50)	(5.50)
2021	6,566	8.03	8.91	58,410	0.01	0.25	1.45	(10.98)	(9.91)
Putnam VT Global Asset Allocation
2025	1,254	15.42	19.23	19,285	4.09	0.25	1.25	9.67	10.71
2024	50,035	14.06	17.37	864,946	—	0.25	1.25	11.50	12.65
2023	1,186	12.61	12.61	14,919	0.01	1.25	1.45	12.59	12.59
2022	1,153	11.20	11.20	12,885	0.01	1.45	1.45	(19.54)	(19.54)
2021	1,121	13.92	13.92	15,569	0.01	1.45	1.45	9.01	9.01

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT High Yield
2025	5,242	10.11	11.64	61,066	10.41	0.25	1.25	4.23	5.15
2024	5,097	11.07	11.07	56,446	0.06	0.25	0.25	4.43	4.43
2023	4,956	9.39	10.60	52,561	0.05	0.25	1.45	7.44	8.50
2022	4,868	8.74	9.77	47,512	0.05	0.25	1.45	(15.23)	(14.37)
2021	4,733	10.31	11.41	53,995	0.01	0.25	1.45	0.39	1.60
Putnam VT Income
2025	3,350	8.31	8.31	27,778	3.82	0.25	0.25	3.75	3.75
2024	5,606	8.01	8.01	44,818	0.06	0.25	0.25	(0.87)	(0.87)
2023	5,907	7.45	8.08	47,684	0.26	0.25	1.45	0.40	1.25
2022	12,434	7.98	7.98	99,129	0.08	0.25	0.25	(16.53)	(16.53)
2021	46,045	8.98	9.56	440,386	0.02	0.25	1.45	(8.83)	(7.63)
Putnam VT Large Cap Growth Fund
2025	4,136	39.33	52.52	196,635	—	0.25	1.25	9.55	10.68
2024	15,654	35.90	47.45	714,103	—	0.25	1.25	27.80	29.12
2023	14,695	28.09	36.75	537,856	—	0.25	1.45	38.51	39.84
2022	13,077	20.28	26.28	342,106	—	0.25	1.45	(33.38)	(32.70)
2021	11,922	30.44	39.05	464,554	—	0.25	1.45	17.30	18.73
Putnam VT Large Cap Value
2025	52,776	24.07	33.11	1,614,423	1.11	0.25	1.25	15.33	16.50
2024	61,592	20.87	28.42	1,684,314	0.01	0.25	1.25	14.17	15.34
2023	65,110	18.28	24.64	1,523,443	0.01	0.25	1.45	10.86	11.95
2022	83,184	16.49	22.01	1,584,614	0.01	0.25	1.45	(7.15)	(6.18)
2021	58,089	17.76	23.46	1,293,624	0.01	0.25	1.45	21.73	23.21
Putnam VT Small Cap Growth
2025	16,261	18.88	25.74	407,474	0.34	0.25	1.25	4.25	5.32
2024	13,112	18.11	24.44	320,297	—	0.25	1.25	18.21	19.39
2023	13,020	15.32	20.47	264,685	—	0.25	1.45	18.03	19.22
2022	2,685	12.98	17.17	46,084	—	0.25	1.45	(31.29)	(30.57)
2021	1,850	18.89	18.89	34,946	—	1.45	1.45	8.94	8.94

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Putnam VT Small Cap Value
2025	12,384	15.40	15.40	191,280	0.79	0.75	0.75	1.38	1.38
2024	20,837	15.19	15.19	316,960	0.01	0.75	0.75	2.29	2.29
2023	40,359	14.85	14.85	599,634	0.00	0.75	0.75	19.28	19.28
2022	53,548	12.45	12.45	667,247	0.00	0.75	0.75	(16.22)	(16.22)
2021	99,518	14.86	14.86	1,479,056	0.01	0.75	0.75	34.85	34.85
Royce Micro-Cap
2025	191,153	13.04	16.20	3,072,324	—	0.75	1.35	9.03	9.68
2024	274,707	11.96	14.77	4,036,573	—	0.75	1.35	8.83	9.49
2023	255,700	10.99	13.49	3,407,340	—	0.75	1.35	13.77	14.42
2022	276,853	9.66	11.79	3,244,212	—	0.75	1.35	(25.75)	(25.24)
2021	310,369	13.01	15.77	4,864,577	—	0.75	1.35	24.50	25.16
Royce Small-Cap Opportunity
2025	129,766	21.94	22.80	2,961,041	—	0.90	1.10	7.08	7.29
2024	123,468	20.49	21.25	2,626,098	—	0.90	1.10	5.56	5.77
2023	153,576	19.41	20.09	3,087,328	—	0.90	1.10	14.51	14.73
2022	197,566	16.95	17.51	3,461,746	—	0.90	1.10	(20.61)	(20.45)
2021	160,613	21.35	22.01	3,537,576	—	0.90	1.10	25.22	25.41
Royce Small-Cap Value
2025	71,461	13.46	13.99	998,912	0.71	0.90	1.10	2.36	2.57
2024	74,850	13.15	13.64	1,020,003	0.01	0.90	1.10	(0.90)	(0.66)
2023	84,050	13.27	13.73	1,153,552	0.01	0.90	1.10	21.08	21.29
2022	89,641	10.96	11.32	1,014,527	0.00	0.90	1.10	(13.70)	(13.52)
2021	91,283	12.70	13.09	1,194,186	—	0.90	1.10	23.06	23.37
Rydex VIF Banking
2025	73,444	7.18	14.74	585,484	0.63	0.25	1.30	18.58	19.67
2024	86,406	6.00	12.43	575,259	0.02	0.25	1.30	17.82	19.28
2023	106,536	5.03	10.54	593,151	0.02	0.25	1.45	(1.31)	(0.40)
2022	114,961	5.05	10.68	650,514	0.01	0.25	1.45	(20.42)	(19.59)
2021	142,378	6.28	13.42	1,024,928	0.01	0.25	1.45	27.69	29.22

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Basic Materials
2025	70,008	15.59	19.36	1,313,640	1.48	0.25	1.30	27.27	28.60
2024	72,193	12.25	15.21	1,057,745	0.01	0.25	1.30	(6.57)	(5.59)
2023	87,789	13.10	16.28	1,358,239	—	0.25	1.45	4.43	5.52
2022	91,354	12.54	13.23	1,381,255	0.01	0.25	1.45	(13.46)	(12.56)
2021	95,120	14.49	15.13	1,667,542	0.01	0.25	1.45	17.61	19.04
Rydex VIF Biotechnology
2025	70,408	15.58	34.06	1,446,224	—	0.25	1.30	24.64	25.96
2024	95,787	12.50	27.04	1,561,764	—	0.25	1.30	(5.54)	(4.55)
2023	96,433	13.23	28.33	1,736,713	—	0.25	1.45	1.03	2.16
2022	105,529	13.08	27.73	1,807,507	—	0.25	1.45	(16.90)	(16.07)
2021	276,728	15.74	33.04	5,566,699	—	0.25	1.45	(3.02)	(1.84)
Rydex VIF Commodities Strategy
2025	370,544	1.75	2.85	688,686	4.60	0.25	1.30	0.57	1.79
2024	396,592	1.74	2.80	711,809	0.04	0.25	1.30	3.57	4.87
2023	585,954	1.68	3.77	1,016,935	0.10	0.25	1.45	(10.24)	(9.49)
2022	630,606	2.95	4.20	1,226,035	0.05	0.25	1.45	17.98	18.95
2021	1,052,906	2.48	3.56	1,702,159	—	0.25	1.45	33.33	35.52
Rydex VIF Consumer Products
2025	44,730	10.56	17.91	731,142	1.57	0.25	1.30	(7.61)	(6.61)
2024	50,669	11.43	19.38	908,216	0.01	0.25	1.30	—	1.10
2023	64,226	11.42	19.38	1,109,454	0.01	0.25	1.45	(7.36)	(6.41)
2022	135,811	12.32	19.34	2,280,026	0.01	0.25	1.45	(5.01)	(4.07)
2021	59,497	12.97	20.16	1,278,501	0.01	0.25	1.45	5.79	7.06
Rydex VIF Dow 2x Strategy (d)
2025	26,135	39.69	46.82	1,212,160	0.88	0.25	1.30	14.45	15.68
2024	24,888	34.66	40.91	1,008,668	0.01	0.25	1.30	15.56	16.75
2023	29,631	29.98	35.40	1,037,854	0.00	0.25	1.45	18.36	19.64
2022	41,196	25.32	27.95	1,207,082	—	0.25	1.45	(23.76)	(23.00)
2021	34,847	33.21	36.30	1,344,915	—	0.25	1.45	34.51	36.11

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Electronics
2025	71,773	23.23	67.30	2,899,248	—	0.25	1.30	35.53	36.94
2024	84,453	17.14	49.64	2,334,630	—	0.25	1.30	11.15	12.40
2023	92,442	15.42	44.62	2,296,006	—	0.25	1.45	48.27	49.79
2022	49,066	24.18	30.08	511,946	—	0.25	1.45	(35.49)	(34.82)
2021	93,411	37.10	46.63	1,867,820	—	0.25	1.45	32.25	33.84
Rydex VIF Energy
2025	293,126	5.64	8.03	1,980,957	1.98	0.25	1.30	2.95	4.04
2024	310,844	5.47	7.80	2,051,302	0.03	0.25	1.30	(4.20)	(3.18)
2023	333,382	5.71	8.14	2,299,251	0.03	0.25	1.45	(2.63)	(1.57)
2022	538,965	5.86	7.02	3,730,893	0.01	0.25	1.45	42.23	43.56
2021	786,136	4.12	4.89	4,274,046	0.01	0.25	1.45	44.06	45.54
Rydex VIF Energy Services
2025	141,346	1.65	1.86	252,928	0.06	1.25	1.30	(2.62)	(2.37)
2024	163,497	1.69	2.06	300,110	—	0.25	1.30	(11.98)	(10.82)
2023	285,527	1.92	2.31	606,733	—	0.25	1.45	—	0.87
2022	237,270	1.91	2.29	502,130	—	0.25	1.45	36.43	37.95
2021	2,867,125	1.40	1.66	4,540,805	0.00	0.25	1.45	12.00	13.70
Rydex VIF Europe 1.25x Strategy (d)
2025	43,719	6.99	7.96	347,115	1.59	0.25	1.30	30.71	32.14
2024	43,470	5.29	6.09	264,030	0.08	0.25	1.30	(7.02)	(6.04)
2023	75,772	5.63	6.55	493,597	0.00	0.25	1.30	14.91	16.32
2022	85,247	4.84	5.70	483,712	—	0.25	1.30	(16.67)	(15.97)
2021	92,715	5.76	6.84	631,917	0.00	0.25	1.30	13.81	14.97
Rydex VIF Financial Services
2025	67,031	11.00	17.03	750,821	0.69	0.25	1.30	6.17	7.18
2024	72,179	10.31	16.04	773,663	0.01	0.25	1.30	17.06	18.37
2023	81,120	8.71	13.69	729,334	—	0.25	1.45	9.12	10.25
2022	95,845	7.90	12.54	786,254	0.01	0.25	1.45	(21.53)	(20.68)
2021	135,833	9.96	15.98	1,457,108	0.00	0.25	1.45	29.39	30.88

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Government Long Bond 1.2x Strategy (d)
2025	70,270	4.95	6.88	372,075	3.48	0.25	1.30	(2.61)	(1.57)
2024	73,223	5.08	6.99	401,403	0.04	0.25	1.30	(16.16)	(15.17)
2023	101,854	6.05	8.24	715,235	0.03	0.25	1.30	(5.19)	(4.30)
2022	109,302	6.38	8.61	806,429	0.02	0.25	1.45	(43.29)	(42.71)
2021	103,030	11.25	15.03	1,330,663	0.00	0.25	1.45	(11.56)	(10.43)
Rydex VIF Health Care
2025	86,370	17.33	25.16	1,760,755	—	0.25	1.30	9.26	10.40
2024	115,770	15.86	22.79	2,156,086	—	0.25	1.30	(4.08)	(3.06)
2023	118,410	16.52	23.51	2,302,890	—	0.25	1.45	0.56	1.69
2022	136,008	16.42	23.12	2,633,261	—	0.25	1.45	(15.67)	(14.81)
2021	146,426	19.47	27.89	3,365,479	—	0.25	1.45	13.73	15.06
Rydex VIF High Yield Strategy
2025	33,306	10.14	10.14	337,587	17.71	1.25	1.25	5.30	5.30
2024	18,351	9.63	10.58	176,616	0.09	0.25	1.25	2.23	3.22
2023	1,600	10.25	10.25	16,381	0.24	0.25	0.25	9.16	9.16
2022	2,088	8.72	9.39	19,624	0.00	0.25	1.45	(15.18)	(14.32)
2021	25,526	10.28	10.96	263,738	—	0.25	1.45	(2.74)	(1.62)
Rydex VIF Internet
2025	31,841	16.81	33.34	565,257	—	0.25	1.30	13.50	14.69
2024	40,448	14.81	29.07	624,918	—	0.25	1.30	18.10	19.43
2023	43,383	12.54	24.34	565,003	—	0.25	1.45	41.22	42.67
2022	53,964	12.80	17.06	489,439	—	0.25	1.45	(47.15)	(46.59)
2021	58,881	24.22	31.94	1,005,185	—	0.25	1.45	(8.81)	(7.71)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Dow 2x Strategy (d)
2025	1,176,599	0.02	0.19	95,504	6.40	0.25	1.30	(33.33)	(20.00)
2024	1,645,990	0.03	0.25	138,851	0.07	0.25	1.30	(21.88)	—
2023	1,594,786	0.03	0.32	156,518	0.00	0.25	1.30	(25.00)	(20.00)
2022	2,061,289	0.08	0.40	238,147	—	0.25	1.45	—	—
2021	1,587,714	0.08	0.40	194,319	—	0.25	1.45	(42.86)	(33.33)
Rydex VIF Inverse Government Long Bond Strategy (d)
2025	151,605	1.52	2.31	240,335	7.29	0.25	1.30	(2.56)	(1.70)
2024	169,534	1.56	2.35	273,634	0.04	0.25	1.30	12.23	13.53
2023	172,047	1.39	2.07	250,278	—	0.25	1.30	(0.71)	0.49
2022	199,955	1.40	2.06	301,084	—	0.25	1.30	40.00	42.07
2021	189,081	1.45	3.36	198,966	—	0.25	1.45	(3.45)	(2.68)
Rydex VIF Inverse Mid-Cap Strategy (d)
2025	48,215	0.29	0.29	14,224	3.57	1.30	1.30	(9.38)	(9.38)
2024	46,878	0.32	1.56	15,085	0.05	1.25	1.30	(11.11)	(10.34)
2023	48,279	0.36	1.74	21,124	0.01	1.25	1.45	(13.00)	(12.20)
2022	46,934	0.70	2.00	23,403	—	0.25	1.45	4.71	6.06
2021	9,706	0.39	1.91	7,693	—	1.30	1.45	(27.78)	(26.54)
Rydex VIF Inverse NASDAQ-100® Strategy (d)
2025	241,473	0.10	0.18	24,472	1.08	0.25	1.30	(18.18)	(16.67)
2024	840,054	0.12	0.22	107,341	0.04	0.25	1.30	(20.00)	(18.52)
2023	738,326	0.15	0.27	110,313	0.00	0.25	1.30	(34.78)	(34.15)
2022	1,413,105	0.23	0.41	361,704	—	0.25	1.30	27.78	32.26
2021	2,243,409	0.31	0.90	642,830	—	0.25	1.45	(29.55)	(28.00)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Inverse Russell 2000® Strategy (d)
2025	109,109	0.27	0.49	35,415	1.65	0.25	1.30	(12.90)	(12.50)
2024	179,173	0.31	0.56	63,154	0.08	0.25	1.30	(8.82)	(8.20)
2023	186,094	0.34	0.61	70,948	—	0.25	1.30	(15.00)	(14.08)
2022	205,917	0.40	0.71	99,104	—	0.25	1.30	11.11	12.70
2021	202,113	0.36	0.63	72,241	—	0.25	1.30	(21.74)	(21.25)
Rydex VIF Inverse S&P 500 Strategy (d)
2025	1,181,758	0.25	0.51	356,765	5.55	0.25	1.30	(16.67)	(13.56)
2024	252,514	0.30	1.25	87,957	0.12	0.25	1.30	(16.90)	(16.67)
2023	293,714	0.36	1.50	113,402	0.04	0.25	1.45	(18.48)	(17.44)
2022	383,265	0.86	1.84	217,190	—	0.25	1.45	11.52	13.16
2021	283,805	0.76	1.65	126,184	—	0.25	1.45	(27.63)	(26.92)
Rydex VIF Japan 2x Strategy (d)
2025	16,743	13.13	13.13	219,887	4.31	1.30	1.30	45.08	45.08
2024	20,105	9.05	9.64	182,572	0.04	0.25	1.30	(3.21)	(2.23)
2023	23,263	9.35	9.86	218,523	0.00	0.25	1.30	28.79	30.08
2022	25,670	7.26	7.26	186,867	—	1.30	1.30	(45.37)	(45.37)
2021	27,008	13.29	13.73	359,890	—	0.25	1.30	(17.76)	(16.84)
Rydex VIF Leisure
2025	30,872	14.25	17.40	441,822	—	0.25	1.30	3.94	5.01
2024	23,423	13.71	16.57	324,743	—	0.25	1.30	11.55	12.72
2023	29,401	12.29	14.70	364,248	—	0.25	1.45	17.35	18.55
2022	32,914	10.55	12.40	345,927	—	0.25	1.45	(30.55)	(29.86)
2021	27,447	15.19	17.68	415,461	—	0.25	1.45	(3.49)	(2.27)
Rydex VIF Mid-Cap 1.5x Strategy (d)
2025	11,764	20.16	34.56	391,897	0.45	1.25	1.30	0.58	0.65
2024	13,873	20.03	34.36	462,315	0.01	1.25	1.30	10.41	10.42
2023	17,144	18.14	31.12	522,720	—	0.25	1.45	13.87	15.06
2022	21,125	15.92	20.18	568,546	—	0.25	1.45	(26.40)	(25.62)
2021	25,056	21.63	27.13	918,845	—	0.25	1.45	29.37	30.94

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Money Market
2025	7,176,402	4.44	6.54	38,738,213	2.99	0.25	1.30	(1.55)	(0.47)
2024	6,811,078	4.51	6.64	36,276,127	0.04	0.25	1.30	(0.45)	0.64
2023	6,889,745	4.53	6.67	36,463,589	0.03	0.25	1.45	(0.66)	0.47
2022	14,955,706	6.21	6.71	82,374,985	0.01	0.25	1.45	(3.45)	(2.51)
2021	8,979,830	4.73	6.37	50,323,078	—	0.25	1.30	(4.40)	(3.19)
Rydex VIF NASDAQ-100®
2025	152,184	43.26	63.74	7,774,064	0.03	0.25	1.30	14.00	15.22
2024	216,627	37.92	55.32	9,324,445	—	0.25	1.30	18.65	19.92
2023	241,662	31.95	46.13	8,503,353	—	0.25	1.45	46.79	48.33
2022	156,276	21.75	31.10	3,626,879	—	0.25	1.45	(36.87)	(36.22)
2021	302,589	36.98	48.76	11,188,514	—	0.25	1.30	20.03	21.51
Rydex VIF NASDAQ-100® 2x Strategy (d)
2025	189,626	120.70	253.86	25,235,705	—	0.25	1.30	23.77	25.07
2024	171,416	97.52	202.97	17,981,780	—	0.25	1.30	35.86	37.32
2023	199,945	71.78	147.81	15,279,296	—	0.25	1.45	107.10	109.30
2022	86,551	47.28	70.62	3,463,744	—	0.25	1.45	(62.65)	(62.27)
2021	99,699	126.57	187.16	10,660,065	—	0.25	1.45	46.75	48.53
Rydex VIF Nova (d)
2025	72,633	34.00	42.15	2,588,662	—	0.25	1.30	15.76	16.99
2024	83,272	29.37	36.03	2,577,589	—	0.25	1.30	27.14	28.50
2023	99,762	23.10	28.04	2,408,690	—	0.25	1.45	29.41	30.78
2022	91,113	21.12	21.44	1,676,812	0.00	0.25	1.45	(33.16)	(32.47)
2021	118,482	31.60	31.75	3,263,113	0.00	0.25	1.45	36.03	37.62
Rydex VIF Precious Metals
2025	264,648	12.81	22.94	4,948,917	2.50	0.25	1.30	136.98	139.44
2024	349,746	5.35	9.68	2,872,216	0.02	0.25	1.30	3.53	4.70
2023	376,729	5.11	9.35	3,030,318	0.00	0.25	1.45	(0.57)	0.39
2022	403,708	5.09	8.80	3,276,447	0.01	0.25	1.45	(14.73)	(13.87)
2021	346,472	5.91	10.32	3,737,032	0.04	0.25	1.45	(13.13)	(12.05)

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Real Estate
2025	79,256	8.34	13.75	1,044,062	1.56	0.25	1.30	(1.44)	(0.36)
2024	89,319	8.37	13.95	1,198,582	0.01	0.25	1.30	0.58	1.70
2023	107,631	8.23	13.87	1,421,965	0.01	0.25	1.45	5.69	6.74
2022	118,849	7.71	9.14	1,476,766	0.01	0.25	1.45	(30.39)	(29.65)
2021	152,454	10.96	13.13	2,704,693	0.01	0.25	1.45	28.22	29.70
Rydex VIF Retailing
2025	16,466	16.24	23.03	347,402	—	0.25	1.30	5.52	6.62
2024	18,874	15.39	21.60	366,566	—	0.25	1.30	11.63	12.85
2023	24,694	13.77	19.14	431,788	—	0.25	1.30	11.67	12.85
2022	27,963	12.33	16.96	441,522	—	0.25	1.45	(29.54)	(28.86)
2021	22,871	17.50	23.84	544,117	—	0.25	1.45	6.84	8.17
Rydex VIF Russell 2000® 1.5x Strategy (d)
2025	15,522	20.54	20.54	318,928	1.42	1.30	1.30	7.71	7.71
2024	24,435	19.07	19.07	467,400	0.01	1.30	1.30	6.30	6.30
2023	28,620	17.94	17.94	515,376	—	1.30	1.30	14.71	14.71
2022	29,856	12.42	15.64	468,356	—	0.25	1.30	(36.24)	(35.55)
2021	76,123	19.27	24.53	1,868,089	0.00	0.25	1.30	13.99	15.18
Rydex VIF Russell 2000® 2x Strategy (d)
2025	433,067	11.40	12.94	4,949,891	3.32	0.25	1.30	7.34	8.47
2024	928,972	10.62	11.93	9,877,753	0.01	0.25	1.30	4.94	6.04
2023	884,412	10.12	11.25	8,951,595	0.00	0.25	1.30	16.86	18.17
2022	42,963	9.52	11.81	376,066	—	0.25	1.45	(45.40)	(44.84)
2021	65,167	17.26	21.63	1,029,256	—	0.25	1.45	20.37	21.81
Rydex VIF S&P 500 2x Strategy (d)
2025	81,500	47.23	59.29	3,988,980	0.09	0.25	1.30	19.99	21.25
2024	97,811	39.36	49.39	4,013,265	0.01	0.25	1.30	36.24	37.68
2023	142,899	28.89	36.24	4,391,077	0.00	0.25	1.45	38.96	40.44
2022	87,157	23.17	26.07	1,868,130	—	0.25	1.45	(42.25)	(41.67)
2021	198,666	39.72	45.14	7,567,670	—	0.25	1.45	51.43	53.24

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P 500 Pure Growth
2025	106,996	20.09	28.96	2,581,503	—	0.25	1.30	7.05	8.18
2024	150,955	18.76	26.77	3,282,071	—	0.25	1.30	21.32	22.57
2023	144,495	15.45	21.84	2,762,923	—	0.25	1.45	1.98	3.07
2022	164,076	15.15	21.19	2,993,418	—	0.25	1.45	(31.29)	(30.62)
2021	285,393	22.05	30.54	7,503,372	—	0.25	1.45	22.03	23.49
Rydex VIF S&P 500 Pure Value
2025	244,986	15.46	19.00	4,598,829	1.21	0.25	1.30	11.18	12.32
2024	273,228	13.90	17.09	4,602,572	0.01	0.25	1.30	6.15	7.26
2023	277,227	13.09	16.10	4,410,036	0.01	0.25	1.45	1.83	2.89
2022	464,490	12.85	14.86	6,978,675	0.01	0.25	1.45	(6.55)	(5.65)
2021	416,862	13.75	15.75	6,896,493	0.01	0.25	1.45	26.49	28.15
Rydex VIF S&P MidCap 400 Pure Growth
2025	66,587	12.80	21.97	1,393,329	—	0.25	1.30	2.65	3.78
2024	73,653	12.47	21.17	1,469,339	—	0.25	1.30	11.24	12.43
2023	85,356	11.20	18.83	1,571,764	—	0.25	1.45	9.86	11.03
2022	80,875	10.19	16.96	1,352,697	—	0.25	1.45	(25.84)	(25.09)
2021	104,826	13.74	22.64	2,282,191	—	0.25	1.45	7.34	8.64
Rydex VIF S&P MidCap 400 Pure Value
2025	41,702	16.51	21.84	901,229	0.10	0.25	1.30	1.63	2.71
2024	80,333	16.24	21.49	1,554,286	—	0.25	1.30	—	1.11
2023	67,100	16.23	21.49	1,404,464	—	0.25	1.45	22.45	23.76
2022	169,877	13.25	15.32	2,688,160	0.01	0.25	1.45	(9.12)	(8.26)
2021	175,582	14.58	16.70	3,054,010	0.00	0.25	1.45	25.58	27.09
Rydex VIF S&P SmallCap 600 Pure Growth
2025	78,394	12.59	17.53	1,349,312	—	0.25	1.30	4.00	5.16
2024	77,424	12.10	16.77	1,257,188	—	0.25	1.30	3.65	4.71
2023	81,440	11.67	16.18	1,303,926	0.00	0.25	1.45	12.52	13.71
2022	77,560	10.36	14.00	1,103,897	—	0.25	1.45	(32.81)	(32.14)
2021	102,576	15.42	20.63	2,110,510	—	0.25	1.45	13.97	15.38

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF S&P SmallCap 600 Pure Value
2025	126,937	12.00	14.93	1,704,568	—	0.25	1.30	2.26	3.34
2024	112,421	11.73	14.60	1,508,579	—	0.25	1.30	(0.68)	0.46
2023	100,085	11.80	14.70	1,433,404	—	0.25	1.45	16.02	17.16
2022	109,464	10.17	11.19	1,356,106	—	0.25	1.45	(12.02)	(11.12)
2021	347,046	11.56	12.59	4,904,922	—	0.25	1.45	37.13	38.81
Rydex VIF Strengthening Dollar 2x Strategy (d)
2025	94,506	4.07	8.78	635,526	6.00	0.25	1.30	(17.87)	(17.04)
2024	91,068	4.95	10.69	737,519	0.03	1.25	1.30	15.65	15.94
2023	91,521	4.28	9.22	630,776	0.00	1.25	1.30	(3.05)	(2.95)
2022	90,582	5.83	9.51	639,137	—	0.25	1.45	10.84	11.90
2021	109,223	5.21	8.58	644,558	—	0.25	1.45	6.19	7.64
Rydex VIF Technology
2025	138,189	24.29	44.41	3,667,369	—	0.25	1.30	20.37	21.64
2024	152,937	20.18	36.51	3,347,768	—	0.25	1.30	18.71	19.98
2023	180,400	17.00	30.43	3,287,683	—	0.25	1.45	42.74	44.29
2022	178,425	19.91	21.09	2,245,158	—	0.25	1.45	(38.89)	(38.28)
2021	191,170	32.58	34.17	3,900,452	—	0.25	1.45	15.25	16.66
Rydex VIF Telecommunications
2025	209,417	5.86	11.42	1,358,196	0.26	0.25	1.30	25.63	26.97
2024	88,262	4.66	9.09	443,063	0.01	0.25	1.30	10.69	12.09
2023	96,516	4.21	8.19	470,783	0.01	0.25	1.45	1.87	2.86
2022	99,832	4.13	8.04	468,633	0.00	1.30	1.45	(28.98)	(28.92)
2021	111,541	8.29	11.32	649,455	0.01	0.25	1.45	4.24	5.47
Rydex VIF Transportation
2025	22,921	15.42	18.51	410,817	—	0.25	1.30	6.99	8.19
2024	22,748	14.40	17.30	381,001	—	0.25	1.30	(2.70)	(1.73)
2023	34,115	14.79	17.78	568,981	—	0.25	1.45	19.25	20.56
2022	27,355	12.40	13.91	383,353	—	0.25	1.45	(37.72)	(37.12)
2021	22,277	19.91	22.12	527,550	—	0.25	1.45	16.91	18.29

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Rydex VIF Utilities
2025	180,424	11.18	17.91	2,251,557	1.63	0.25	1.30	12.14	13.35
2024	221,132	9.97	15.80	2,366,062	0.01	0.25	1.30	14.86	16.01
2023	228,411	8.68	13.62	2,178,641	0.02	0.25	1.45	(11.07)	(10.10)
2022	326,043	12.91	15.15	3,426,892	0.01	0.25	1.45	(3.15)	(2.13)
2021	313,209	13.33	15.48	3,597,117	0.01	0.25	1.45	9.53	10.81
Rydex VIF Weakening Dollar 2x Strategy (d)
2025	32,400	2.37	2.59	77,935	7.79	0.25	1.30	13.94	15.11
2024	25,386	2.08	2.25	53,613	0.06	0.25	1.30	(17.13)	(16.04)
2023	32,286	2.51	2.68	81,837	0.00	0.25	1.30	(1.18)	(0.37)
2022	40,856	2.54	2.69	104,450	—	0.25	1.30	(22.09)	(21.11)
2021	32,517	3.26	3.41	105,901	—	0.25	1.30	(17.47)	(16.63)
T. Rowe Price Blue Chip Growth
2025	78,818	34.23	47.99	3,433,412	—	0.25	1.25	13.49	14.62
2024	92,673	30.16	41.87	3,581,413	—	0.25	1.25	29.50	30.84
2023	93,404	23.29	32.00	2,721,019	—	0.25	1.45	42.80	44.21
2022	79,959	16.31	22.19	1,590,798	—	0.25	1.45	(41.20)	(40.60)
2021	94,712	27.74	37.36	3,146,850	—	0.25	1.45	12.22	13.56
T. Rowe Price Capital Appreciation
2025	232,365	24.51	26.22	6,089,045	1.49	0.90	1.25	7.50	7.86
2024	269,356	22.80	24.31	6,543,214	0.02	0.90	1.25	7.70	8.09
2023	307,913	21.17	22.49	6,911,313	0.02	0.90	1.25	13.57	13.99
2022	343,813	18.64	19.73	6,763,846	0.01	0.90	1.25	(15.81)	(15.50)
2021	352,417	22.14	23.35	8,217,281	0.01	0.90	1.25	13.31	13.68
T. Rowe Price Equity Income
2025	87,816	16.57	22.56	1,916,465	1.50	0.25	1.25	9.30	10.43
2024	73,997	15.16	20.43	1,442,854	0.02	0.25	1.25	6.76	7.87
2023	69,781	14.20	18.94	1,267,230	0.02	0.25	1.45	4.72	5.81
2022	63,126	13.56	17.90	1,084,192	0.02	0.25	1.45	(7.57)	(6.67)
2021	44,620	14.67	19.18	771,928	0.01	0.25	1.45	19.76	21.24

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Growth Stock
2025	205,229	32.47	34.73	7,129,351	—	0.90	1.25	10.25	10.61
2024	212,749	30.27	31.40	6,687,707	—	0.90	1.10	23.70	23.96
2023	229,053	24.47	25.33	5,805,195	—	0.90	1.10	38.72	39.02
2022	255,114	17.64	18.22	4,646,088	—	0.90	1.10	(42.82)	(42.70)
2021	263,315	30.85	31.80	8,378,228	—	0.90	1.10	14.60	14.80
T. Rowe Price Health Sciences
2025	410,871	21.23	39.68	8,909,827	—	0.25	1.25	12.91	14.02
2024	504,043	18.71	34.80	9,700,459	—	0.25	1.25	(2.84)	(1.83)
2023	523,110	19.15	35.45	10,321,598	—	0.25	1.45	(1.56)	(0.59)
2022	592,832	21.14	35.66	11,825,610	—	0.25	1.45	(16.31)	(15.46)
2021	621,727	25.26	42.18	14,793,088	—	0.25	1.45	7.90	9.22
T. Rowe Price Limited-Term Bond
2025	16,524	7.16	7.73	120,322	4.39	0.25	1.25	1.13	1.98
2024	19,298	7.08	7.58	138,936	0.03	0.25	1.25	0.28	1.34
2023	26,415	7.06	7.48	187,932	0.02	0.25	1.45	0.28	1.36
2022	8,193	7.04	7.38	59,209	0.02	0.25	1.45	(8.69)	(7.75)
2021	12,780	7.71	8.00	100,761	0.01	0.25	1.45	(4.46)	(3.38)
T. Rowe Price Retirement 2010
2025	155	12.68	12.68	1,960	2.78	0.90	0.90	6.91	6.91
2024	151	11.86	11.86	1,785	0.03	0.90	0.90	3.85	3.85
2023	147	11.42	11.42	1,673	0.02	0.90	0.90	7.53	7.53
2022	143	10.62	10.62	1,516	0.02	0.90	0.90	(17.67)	(17.67)
2021	139	12.90	12.90	1,784	0.01	0.90	0.90	4.03	4.03
T. Rowe Price Retirement 2015
2025	18,122	13.72	13.72	248,667	2.59	0.90	0.90	7.19	7.19
2024	17,586	12.80	12.80	225,058	0.03	0.90	0.90	4.15	4.15
2023	14,332	12.29	12.29	176,071	0.02	0.90	0.90	8.09	8.09
2022	12,642	11.37	11.37	143,743	0.02	0.90	0.90	(17.85)	(17.85)
2021	12,866	13.84	13.84	178,104	0.01	0.90	0.90	4.85	4.85

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2020
2025	3,686	14.88	14.88	54,772	1.40	0.90	0.90	7.67	7.67
2024	10,014	13.82	13.82	138,325	0.02	0.90	0.90	4.46	4.46
2023	9,598	13.23	13.23	126,929	0.02	0.90	0.90	8.62	8.62
2022	9,340	12.18	12.18	113,727	0.02	0.90	0.90	(18.36)	(18.36)
2021	9,032	14.92	14.92	134,698	0.01	0.90	0.90	5.74	5.74
T. Rowe Price Retirement 2025
2025	2,741	16.17	16.17	44,372	2.50	0.90	0.90	8.16	8.16
2024	2,437	14.95	14.95	36,511	0.01	0.90	0.90	4.99	4.99
2023	4,754	14.24	14.24	67,769	0.02	0.90	0.90	9.62	9.62
2022	4,545	12.99	12.99	59,109	0.01	0.90	0.90	(19.32)	(19.32)
2021	4,546	16.10	16.10	73,217	0.01	0.90	0.90	7.05	7.05
T. Rowe Price Retirement 2030
2025	22,208	17.70	17.70	393,097	1.73	0.90	0.90	9.46	9.46
2024	17,156	16.17	16.17	277,517	0.02	0.90	0.90	5.96	5.96
2023	21,152	15.26	15.26	322,886	0.02	0.90	0.90	11.31	11.31
2022	19,389	13.71	13.71	265,934	0.01	0.90	0.90	(20.61)	(20.61)
2021	15,963	17.27	17.27	275,657	0.01	0.90	0.90	8.68	8.68
T. Rowe Price Retirement 2035
2025	5,656	19.23	19.23	108,805	1.59	0.90	0.90	11.09	11.09
2024	5,120	17.31	17.31	88,636	0.01	0.90	0.90	7.12	7.12
2023	4,605	16.16	16.16	74,460	0.01	0.90	0.90	13.09	13.09
2022	4,063	14.29	14.29	58,096	0.01	0.90	0.90	(21.57)	(21.57)
2021	5,261	18.22	18.22	95,888	0.00	0.90	0.90	10.09	10.09
T. Rowe Price Retirement 2040
2025	11,759	20.54	20.54	241,555	1.27	0.90	0.90	12.36	12.36
2024	10,563	18.28	18.28	193,149	0.01	0.90	0.90	8.23	8.23
2023	10,287	16.89	16.89	173,747	0.01	0.90	0.90	14.43	14.43
2022	4,496	14.76	14.76	66,391	0.01	0.90	0.90	(22.36)	(22.36)
2021	3,884	19.01	19.01	73,861	0.00	0.90	0.90	11.30	11.30

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
T. Rowe Price Retirement 2045
2025	738	21.37	21.37	15,779	1.10	0.90	0.90	13.43	13.43
2024	573	18.84	18.84	10,796	0.01	0.90	0.90	8.96	8.96
2023	499	17.29	17.29	8,625	0.01	0.90	0.90	15.34	15.34
2022	435	14.99	14.99	6,525	0.01	0.90	0.90	(22.61)	(22.61)
2021	264	19.37	19.37	5,111	0.00	0.90	0.90	12.16	12.16
T. Rowe Price Retirement 2050
2025	67	21.53	21.53	1,443	0.98	0.90	0.90	13.67	13.67
2024	53	18.94	18.94	1,011	0.01	0.90	0.90	9.29	9.29
2023	37	17.33	17.33	649	0.01	0.90	0.90	15.53	15.53
2022	21	15.00	15.00	321	0.01	0.90	0.90	(22.64)	(22.64)
2021	5	19.39	19.39	105	—	0.90	0.90	12.41	12.41
T. Rowe Price Retirement 2055
2025	2,179	21.51	21.51	46,920	0.82	0.90	0.90	13.81	13.81
2024	2,936	18.90	18.90	55,511	0.01	0.90	0.90	9.37	9.37
2023	2,802	17.28	17.28	48,438	0.01	0.90	0.90	15.51	15.51
2022	2,612	14.96	14.96	39,075	0.01	0.90	0.90	(22.69)	(22.69)
2021	2,483	19.35	19.35	48,052	0.00	0.90	0.90	12.30	12.30
T. Rowe Price Retirement Balanced
2025	6,933	11.72	11.72	81,366	2.93	0.90	0.90	6.45	6.45
2024	7,058	11.01	11.01	77,845	0.02	0.90	0.90	3.19	3.19
2023	12,747	10.67	10.67	136,138	0.02	0.90	0.90	6.59	6.59
2022	13,922	10.01	10.01	139,424	0.03	0.90	0.90	(16.79)	(16.79)
2021	18,964	12.03	12.03	228,287	0.02	0.90	0.90	3.71	3.71
Templeton Developing Markets VIP Fund
2025	497,342	11.96	24.34	8,144,282	0.44	0.25	1.45	39.89	41.59
2024	387,604	8.54	17.40	4,884,093	0.04	0.25	1.45	2.96	4.16
2023	453,811	8.27	16.90	5,472,435	0.02	0.25	1.45	7.71	9.08
2022	503,940	13.65	15.69	5,591,175	0.02	0.25	1.45	(25.39)	(24.50)
2021	582,580	18.08	21.03	8,749,873	0.01	0.25	1.45	(9.86)	(8.73)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Foreign VIP Fund
2025	363,212	10.22	17.40	3,938,571	2.39	0.25	1.45	23.58	25.09
2024	360,770	8.27	13.91	3,159,714	0.02	0.25	1.45	(5.38)	(4.16)
2023	399,328	8.21	14.52	3,680,596	0.03	0.25	1.45	15.61	16.91
2022	490,692	7.56	12.42	3,876,550	0.03	0.25	1.45	(11.68)	(10.52)
2021	532,568	8.01	13.56	4,744,177	0.01	0.25	1.45	(0.37)	0.82
Templeton Global Bond VIP Fund
2025	134,568	5.68	6.56	839,477	—	0.25	1.25	10.94	11.95
2024	134,202	5.12	5.86	755,737	—	0.25	1.25	(15.09)	(14.20)
2023	117,059	6.03	6.83	765,260	—	0.25	1.45	(1.47)	(0.44)
2022	115,003	6.12	6.99	757,221	—	0.25	1.45	(8.79)	(7.91)
2021	147,559	6.71	7.45	1,060,716	—	0.25	1.45	(9.20)	(8.02)
Templeton Growth VIP Fund
2025	—	11.89	15.00	—	—	0.25	1.25	18.66	19.90
2024	—	10.02	10.02	—	0.02	1.25	1.25	1.01	1.01
2023	426	9.92	9.92	4,227	0.03	1.25	1.45	15.89	15.89
2022	414	8.56	8.56	3,545	0.00	1.45	1.45	(15.16)	(15.16)
2021	403	10.09	10.09	4,064	0.01	1.45	1.45	0.30	0.30
Third Avenue Value
2025	14,421	14.65	16.61	232,471	2.10	0.25	1.25	29.19	30.58
2024	16,492	11.34	12.72	201,251	0.03	0.25	1.25	(6.28)	(5.43)
2023	6,316	12.10	12.10	76,425	0.00	1.45	1.45	15.79	15.79
2022	57,455	10.45	10.45	600,789	0.00	1.45	1.45	11.29	11.29
2021	2,424	9.39	9.39	22,774	0.01	1.45	1.45	16.65	16.65
TOPS® Aggressive Growth ETF
2025	4,980	16.11	16.11	80,213	0.87	0.25	0.25	14.74	14.74
2024	4,466	14.04	14.04	62,687	0.01	0.25	0.25	8.17	8.17
2023	3,306	12.98	12.98	42,918	0.01	0.25	0.25	13.36	13.36
2022	—	10.82	10.82	—	—	1.45	1.45	(19.61)	(19.61)
2021	25,530	13.46	13.46	343,684	0.01	1.45	1.45	13.97	13.97

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
TOPS® Balanced ETF
2025	82,497	12.08	12.08	996,894	1.78	0.25	0.25	8.93	8.93
2024	86,551	11.09	11.09	959,655	0.02	0.25	0.25	3.16	3.16
2023	90,534	10.75	10.75	973,011	0.02	0.25	0.25	7.61	7.61
2022	57,409	9.99	9.99	573,171	0.02	0.25	0.25	(14.18)	(14.18)
2021	14,845	11.64	11.64	172,797	—	0.25	0.25	5.82	5.82
TOPS® Conservative ETF
2025	99,369	11.01	11.01	1,094,257	2.17	0.25	0.25	6.17	6.17
2024	100,524	10.37	10.37	1,041,877	0.02	0.25	0.25	2.37	2.37
2023	77,666	10.13	10.13	786,319	0.02	0.25	0.25	5.52	5.52
2022	68,324	9.07	9.60	655,829	0.00	0.25	1.45	(12.87)	(12.01)
2021	420,872	10.41	10.91	4,405,671	0.02	0.25	1.45	1.66	2.83
TOPS® Growth ETF
2025	29,325	15.10	15.10	442,703	0.91	0.25	0.25	13.96	13.96
2024	32,635	13.25	13.25	432,273	0.01	0.25	0.25	6.94	6.94
2023	32,000	12.39	12.39	396,338	0.01	0.25	0.25	12.13	12.13
2022	23,504	10.44	11.05	259,673	0.01	0.25	1.45	(18.44)	(17.66)
2021	49,986	12.80	13.42	648,162	0.00	0.25	1.45	11.21	12.58
TOPS® Moderate Growth ETF
2025	119,183	13.58	13.58	1,618,360	1.49	0.25	0.25	11.22	11.22
2024	117,157	12.21	12.21	1,430,780	0.02	0.25	0.25	4.99	4.99
2023	67,988	11.63	11.63	790,527	0.01	0.25	0.25	9.61	9.61
2022	60,858	10.61	10.61	645,671	0.03	0.25	0.25	(15.86)	(15.86)
2021	—	12.03	12.69	—	—	0.25	1.45	7.60	9.02
VanEck VIP Global Gold
2025	102,214	24.28	24.54	2,504,556	1.74	0.25	1.25	153.51	155.85
2024	111,077	9.49	9.68	1,056,863	0.05	0.25	1.25	9.63	10.86
2023	40,924	8.56	8.83	356,983	—	0.25	1.45	5.75	6.87
2022	22,569	8.01	8.35	185,133	—	0.25	1.45	(16.92)	(16.13)
2021	19,870	9.55	10.05	196,388	0.12	0.25	1.45	(17.76)	(16.81)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
VanEck VIP Global Resources
2025	138,890	6.14	7.47	855,415	2.42	0.25	1.25	30.37	32.04
2024	120,298	4.65	5.73	567,449	0.03	0.25	1.25	(7.13)	(6.25)
2023	102,644	4.96	6.17	518,297	0.02	0.25	1.45	(7.77)	(6.94)
2022	91,297	5.33	6.69	504,114	0.02	0.25	1.45	3.56	4.72
2021	20,720	5.09	6.46	124,830	0.00	0.25	1.45	13.53	14.90
Vanguard® VIF Balanced
2025	561,999	15.73	17.97	10,033,815	1.84	0.25	1.65	11.17	12.74
2024	402,086	14.15	15.94	6,351,223	0.02	0.25	1.65	9.52	11.16
2023	269,632	12.92	14.34	3,821,044	0.02	0.25	1.85	9.12	10.65
2022	181,747	11.84	12.96	2,320,159	0.02	0.25	1.85	(18.18)	(17.03)
2021	205,408	14.47	15.62	3,152,836	0.01	0.25	1.85	13.40	15.19
Vanguard® VIF Capital Growth
2025	120,620	24.52	28.00	3,341,343	0.99	0.25	1.65	23.09	24.83
2024	104,281	19.92	22.43	2,298,837	0.02	0.25	1.65	8.20	9.79
2023	66,991	18.41	20.43	1,335,928	0.01	0.25	1.85	22.16	23.89
2022	76,363	15.07	16.49	1,233,196	0.01	0.25	1.85	(19.28)	(18.20)
2021	67,802	18.67	20.16	1,311,086	0.01	0.25	1.85	15.75	17.69
Vanguard® VIF Conservative Allocation
2025	568,385	11.05	12.62	6,984,647	2.63	0.25	1.65	7.59	9.08
2024	728,572	10.27	11.57	8,117,315	0.03	0.25	1.65	2.60	4.05
2023	590,405	10.01	11.12	6,285,486	0.02	0.25	1.85	7.29	8.91
2022	644,903	9.33	10.21	6,273,187	0.02	0.25	1.85	(18.73)	(17.59)
2021	583,293	11.48	12.39	6,875,828	0.02	0.25	1.85	0.97	2.57
Vanguard® VIF Diversified Value
2025	147,902	18.24	20.83	3,046,414	1.43	0.25	1.65	11.49	13.08
2024	135,806	16.36	18.42	2,472,436	0.02	0.25	1.65	9.65	11.23
2023	108,185	14.92	16.56	1,769,036	0.01	0.25	1.85	14.68	16.29
2022	95,380	13.01	14.38	1,350,005	0.01	0.25	1.85	(15.52)	(14.30)
2021	50,133	15.40	16.62	826,973	0.01	0.25	1.85	24.29	26.29

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Equity Income
2025	183,432	18.01	20.57	3,730,123	2.62	0.25	1.65	11.45	13.08
2024	200,635	16.16	18.19	3,614,359	0.03	0.25	1.65	9.93	11.46
2023	212,413	14.70	16.32	3,442,100	0.03	0.25	1.85	3.16	4.62
2022	186,703	14.25	15.60	2,888,853	0.02	0.25	1.85	(5.19)	(3.82)
2021	115,229	15.03	16.22	1,844,856	0.02	0.25	1.85	19.38	21.32
Vanguard® VIF Equity Index
2025	700,585	23.69	27.06	18,912,323	0.88	0.25	1.65	12.33	13.94
2024	522,896	21.09	23.75	12,378,952	0.01	0.25	1.65	19.15	20.87
2023	609,989	17.70	19.65	11,949,221	0.01	0.25	1.85	20.33	22.05
2022	395,088	14.71	16.10	6,333,751	0.01	0.25	1.85	(21.92)	(20.81)
2021	245,632	18.84	20.33	4,968,973	0.01	0.25	1.85	22.50	24.42
Vanguard® VIF Global Bond Index
2025	372,296	8.83	8.83	3,285,641	2.90	0.25	0.25	2.32	2.32
2024	338,710	8.63	8.63	2,921,671	0.04	0.25	0.25	(1.26)	(1.26)
2023	139,186	8.74	8.74	1,215,698	0.02	0.25	0.25	3.19	3.19
2022	140,583	8.47	8.47	1,190,887	0.02	0.25	0.25	(15.97)	(15.97)
2021	59,734	10.08	10.08	601,922	0.02	0.25	0.25	(4.91)	(4.91)
Vanguard® VIF Growth
2025	170,141	26.03	29.73	5,051,926	0.19	0.25	1.65	11.53	13.13
2024	141,502	23.34	26.28	3,698,032	—	0.25	1.65	27.05	28.89
2023	132,071	18.37	20.39	2,679,715	0.00	0.25	1.85	33.79	35.66
2022	110,991	13.73	15.03	1,659,794	—	0.25	1.85	(36.38)	(35.47)
2021	69,389	21.58	23.29	1,598,527	0.00	0.25	1.85	12.28	14.05
Vanguard® VIF High Yield Bond
2025	222,010	10.45	11.94	2,651,082	5.82	0.25	1.65	4.19	5.76
2024	157,483	10.03	11.29	1,777,516	0.06	0.25	1.65	1.62	3.01
2023	119,479	9.87	10.96	1,302,723	0.05	0.25	1.85	6.59	8.09
2022	125,760	9.26	10.14	1,268,891	0.03	0.25	1.85	(13.54)	(12.28)
2021	105,111	10.71	11.56	1,208,776	0.05	0.25	1.85	(1.20)	0.35

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF International
2025	347,937	16.26	18.57	6,458,753	0.79	0.25	1.65	14.51	16.14
2024	304,770	14.20	15.99	4,871,253	0.01	0.25	1.65	4.03	5.47
2023	321,725	13.65	15.16	4,874,327	0.02	0.25	1.85	9.38	10.98
2022	297,875	12.48	13.66	4,066,260	0.01	0.25	1.85	(33.26)	(32.31)
2021	281,760	18.70	20.18	5,683,100	0.00	0.25	1.85	(6.22)	(4.72)
Vanguard® VIF Mid-Cap Index
2025	387,441	16.77	19.15	7,194,853	1.17	0.25	1.65	6.41	7.95
2024	349,202	15.76	17.74	6,006,499	0.01	0.25	1.65	9.83	11.36
2023	341,916	14.35	15.93	5,294,468	0.01	0.25	1.85	10.64	12.18
2022	340,826	12.97	14.20	4,677,611	0.01	0.25	1.85	(22.52)	(21.42)
2021	277,347	16.74	18.07	4,827,809	0.01	0.25	1.85	18.47	20.39
Vanguard® VIF Moderate Allocation
2025	1,229,168	13.26	15.15	18,407,043	2.36	0.25	1.65	10.87	12.47
2024	1,135,481	11.96	13.47	15,126,676	0.02	0.25	1.65	5.28	6.82
2023	1,067,397	11.36	12.61	13,307,614	0.02	0.25	1.85	10.29	11.89
2022	805,102	10.30	11.27	8,956,922	0.02	0.25	1.85	(19.72)	(18.63)
2021	436,212	12.83	13.85	5,869,009	0.02	0.25	1.65	4.82	6.54
Vanguard® VIF Real Estate Index
2025	232,821	10.31	11.78	2,737,352	2.45	0.25	1.65	(1.62)	(0.17)
2024	210,339	10.48	11.80	2,472,814	0.03	0.25	1.65	—	1.37
2023	180,754	10.48	11.64	2,093,474	0.02	0.25	1.85	6.61	8.18
2022	180,052	9.83	10.76	1,927,120	0.01	0.25	1.85	(29.63)	(28.65)
2021	98,657	13.97	15.08	1,480,447	0.01	0.25	1.85	33.56	35.73
Vanguard® VIF Short Term Investment Grade
2025	1,272,089	8.09	9.24	11,737,999	3.77	0.25	1.65	1.89	3.36
2024	1,182,582	7.94	8.94	10,551,051	0.03	0.25	1.65	0.13	1.59
2023	993,331	7.93	8.80	8,728,664	0.02	0.25	1.85	1.28	2.68
2022	847,032	7.83	8.57	7,236,472	0.02	0.25	1.85	(10.00)	(8.73)
2021	622,758	8.70	9.39	5,829,899	0.01	0.25	1.85	(5.13)	(3.59)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Vanguard® VIF Small Company Growth (d)
2025	12,417	17.17	17.17	213,123	0.44	0.25	0.25	2.69	2.69
2024	11,267	16.72	16.72	188,295	—	0.25	0.25	7.80	7.80
2023	14,878	15.51	15.51	230,648	0.00	0.25	0.25	15.83	15.83
2022	16,761	13.39	13.39	224,335	0.00	0.25	0.25	(27.70)	(27.70)
2021	17,036	18.52	18.52	315,474	0.00	0.25	0.25	10.57	10.57
Vanguard® VIF Total Bond Market Index
2025	3,210,229	7.42	8.47	27,075,389	3.20	0.25	1.65	2.06	3.55
2024	2,581,076	7.27	8.18	21,019,321	0.03	0.25	1.65	(3.32)	(2.04)
2023	2,125,581	7.52	8.35	17,650,757	0.02	0.25	1.85	0.80	2.20
2022	1,374,916	7.46	8.17	11,168,900	0.02	0.25	1.85	(17.20)	(15.95)
2021	1,193,149	9.01	9.72	11,527,976	0.02	0.25	1.85	(6.34)	(4.89)
Vanguard® VIF Total International Stock Market Index
2025	1,231,780	12.77	14.06	17,305,883	2.56	0.25	1.65	26.06	27.82
2024	1,139,808	10.13	11.00	12,528,646	0.03	0.25	1.65	0.30	1.66
2023	1,012,992	10.10	10.82	10,949,848	0.03	0.25	1.85	10.26	11.89
2022	788,650	9.16	9.67	7,620,471	0.03	0.25	1.85	(19.86)	(18.74)
2021	453,639	11.43	11.90	5,392,917	0.02	0.25	1.85	3.44	5.12
Vanguard® VIF Total Stock Market Index
2025	1,893,652	22.53	25.72	48,488,842	1.06	0.25	1.65	11.65	13.15
2024	1,699,711	20.18	22.73	38,426,478	0.01	0.25	1.65	18.01	19.76
2023	1,220,645	17.10	18.98	23,045,885	0.01	0.25	1.85	20.25	21.98
2022	1,063,489	14.22	15.56	16,532,901	0.01	0.25	1.85	(23.22)	(22.16)
2021	841,611	18.52	19.99	16,793,913	0.01	0.25	1.85	19.64	21.59

(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory Pioneer Bond VCT Portfolio (b)
2025	8,608	8.89	8.89	76,420	4.28	0.25	0.25	5.46	5.46
2024	8,596	8.43	8.43	72,406	0.04	0.25	0.25	(0.35)	(0.35)
2023	15,676	8.46	8.46	132,477	0.03	0.25	0.25	3.30	3.30
2022	14,594	8.19	8.19	119,423	0.02	0.25	0.25	(17.19)	(17.19)
2021	22,413	9.89	9.89	221,587	0.02	0.25	0.25	(3.04)	(3.04)
Victory Pioneer Equity Income VCT Portfolio (b)
2025	1,037	16.92	16.92	17,561	1.98	1.25	1.25	6.48	6.48
2024	1,008	15.89	15.89	16,034	0.02	1.25	1.25	6.36	6.36
2023	981	14.94	19.71	14,661	0.01	0.25	1.45	2.75	3.74
2022	7,955	14.54	19.00	141,187	0.01	0.25	1.45	(11.77)	(10.84)
2021	9,464	16.48	21.31	189,597	0.01	0.25	1.45	19.85	21.29
Victory Pioneer High Yield VCT Portfolio (b)
2025	2,694	9.55	11.45	30,857	7.32	0.25	1.25	3.35	4.47
2024	6,400	9.24	10.96	63,613	0.04	0.25	1.25	4.05	4.98
2023	2,537	10.44	10.44	26,484	0.05	0.25	0.25	7.52	7.52
2022	2,467	9.71	9.71	23,961	0.10	0.25	0.25	(14.30)	(14.30)
2021	—	9.84	9.84	—	—	1.45	1.45	0.82	0.82
Victory Pioneer Strategic Income Fund (b)
2025	9,615	9.46	9.46	90,889	5.67	0.90	0.90	6.05	6.05
2024	7,000	8.92	8.92	62,376	0.05	0.90	0.90	0.34	0.34
2023	7,750	8.89	8.89	68,848	0.03	0.90	0.90	3.98	3.98
2022	9,176	8.55	8.55	78,402	0.03	0.90	0.90	(16.42)	(16.42)
2021	5,592	10.23	10.23	57,157	0.03	0.90	0.90	(1.82)	(1.82)

(b)	Name change. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Victory Pioneer Strategic Income VCT Portfolio (b)
2025	91,618	8.55	9.51	852,821	4.37	0.25	1.25	6.21	7.22
2024	90,030	8.05	8.87	781,868	0.04	0.25	1.25	(0.37)	0.57
2023	34,081	8.08	8.82	287,112	0.03	0.25	1.45	3.46	4.63
2022	22,503	7.81	8.43	185,285	0.03	0.25	1.45	(16.47)	(15.62)
2021	23,776	9.35	9.99	233,104	0.02	0.25	1.45	(2.71)	(1.58)
Victory RS Partners (d)
2025	12,692	35.72	35.72	454,081	0.56	0.90	0.90	(1.41)	(1.41)
2024	14,270	36.23	36.23	517,677	—	0.90	0.90	10.56	10.56
2023	14,700	32.77	32.77	482,425	0.01	0.90	0.90	11.24	11.24
2022	15,387	29.46	29.46	453,894	0.00	0.90	0.90	(8.20)	(8.20)
2021	17,811	32.09	32.09	572,076	—	0.90	0.90	24.67	24.67
Victory RS Science and Technology
2025	22,106	40.90	42.50	941,886	—	0.90	1.10	13.96	14.16
2024	22,884	35.89	37.23	853,726	—	0.90	1.10	27.54	27.81
2023	24,387	28.14	29.13	711,607	—	0.90	1.10	27.27	27.54
2022	24,671	22.11	22.84	564,416	—	0.90	1.10	(45.77)	(45.67)
2021	33,576	40.77	42.04	1,412,788	—	0.90	1.10	(12.92)	(12.73)
Victory RS Value
2025	95,487	16.51	17.16	1,637,884	0.62	0.90	1.10	0.43	0.65
2024	105,120	16.44	17.05	1,791,774	—	0.90	1.10	8.09	8.32
2023	111,370	15.21	15.74	1,752,623	0.01	0.90	1.10	3.26	3.42
2022	117,249	14.73	15.22	1,784,105	0.00	0.90	1.10	(6.89)	(6.68)
2021	120,586	15.82	16.31	1,965,988	0.00	0.90	1.10	22.26	22.45

(b)	Name change. See Note 1.
(d)	Closed to new investments. See Note 1.

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Ceredex Mid Cap Value Equity
2025	6,405	21.56	21.56	138,051	0.84	0.90	0.90	12.76	12.76
2024	7,526	19.12	19.12	144,535	0.01	0.90	0.90	5.58	5.58
2023	8,328	18.11	18.11	151,417	0.01	0.90	0.90	6.40	6.40
2022	14,482	17.02	17.02	246,998	0.01	0.90	0.90	(17.50)	(17.50)
2021	15,659	20.63	20.63	323,619	—	0.90	0.90	23.83	23.83
Virtus Duff & Phelps Real Estate Securities Series
2025	30,960	12.83	14.12	426,191	2.57	0.25	1.25	(3.46)	(2.49)
2024	32,961	13.29	14.48	464,525	0.02	0.25	1.25	6.24	7.34
2023	26,423	12.51	13.49	349,118	0.02	0.25	1.45	6.47	7.49
2022	24,938	11.75	12.55	307,220	0.01	0.25	1.45	(29.17)	(28.41)
2021	25,176	16.59	17.53	434,799	0.01	0.25	1.45	40.12	41.71
Virtus KAR Small-Cap Growth Series
2025	43,729	20.39	22.99	911,928	—	0.25	1.25	(25.85)	(25.11)
2024	48,974	27.50	30.70	1,395,780	—	0.25	1.25	5.16	6.23
2023	58,389	26.15	28.90	1,566,755	—	0.25	1.45	14.74	15.88
2022	33,178	22.79	24.94	799,947	—	0.25	1.45	(33.23)	(32.54)
2021	45,236	34.13	36.97	1,624,708	—	0.25	1.25	0.41	1.62
Virtus Newfleet Multi-Sector Intermediate Bond Series
2025	33,899	9.03	9.82	330,233	5.28	0.25	1.25	3.08	4.14
2024	34,334	8.76	9.43	320,901	0.08	0.25	1.25	1.51	2.50
2023	15,922	8.63	9.20	143,587	0.05	0.25	1.45	4.10	5.14
2022	14,285	8.29	8.75	122,810	0.04	0.25	1.45	(13.28)	(12.41)
2021	12,099	9.56	9.99	119,700	0.01	0.25	1.45	(3.34)	(2.15)
Virtus SGA International Growth Series
2025	41,481	7.82	8.62	353,859	0.18	0.25	1.25	4.69	5.77
2024	41,112	7.47	8.15	331,651	—	0.25	1.25	(9.56)	(8.63)
2023	39,863	8.26	8.92	351,942	0.00	0.25	1.45	13.15	14.30
2022	45,238	7.30	7.81	349,964	—	0.25	1.45	(22.01)	(21.19)
2021	56,985	9.36	9.91	558,722	—	0.25	1.45	3.54	4.87

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Virtus Tactical Allocation Series
2025	19,600	13.52	15.70	302,957	2.15	0.25	1.25	2.35	3.43
2024	19,149	13.21	15.18	286,615	0.02	0.25	1.25	9.08	10.16
2023	21,133	12.11	13.78	283,692	0.01	0.25	1.45	17.12	18.28
2022	14,400	10.34	11.65	152,779	0.00	0.25	1.45	(33.46)	(32.78)
2021	18,560	15.54	17.33	293,684	0.00	0.25	1.45	2.85	4.15
Voya MidCap Opportunities Portfolio
2025	6,524	18.76	25.49	156,679	—	0.25	1.25	(0.79)	0.20
2024	8,936	18.91	25.44	218,278	—	0.25	1.25	10.39	11.48
2023	10,233	17.13	22.82	225,751	—	0.25	1.45	18.22	19.48
2022	10,051	14.49	19.10	185,880	—	0.25	1.45	(28.48)	(27.79)
2021	9,525	20.26	26.45	243,933	—	0.25	1.45	6.74	8.09
VY CBRE Global Real Estate Portfolio
2025	24,856	9.04	10.70	266,031	2.38	0.25	1.25	1.92	2.98
2024	24,843	8.87	10.39	258,262	0.03	0.25	1.25	(4.21)	(3.26)
2023	16,333	9.26	10.74	175,435	0.01	0.25	1.45	7.42	8.59
2022	14,843	8.62	9.89	145,663	0.03	0.25	1.45	(28.35)	(27.65)
2021	14,453	12.03	13.67	196,061	0.02	0.25	1.45	28.12	29.70
VY CBRE Real Estate Portfolio
2025	—	11.32	14.18	—	—	0.25	1.25	(4.31)	(3.27)
2024	—	11.83	11.83	—	—	1.25	1.25	(0.17)	(0.17)
2023	—	11.85	11.85	—	—	1.25	1.45	9.12	9.12
2022	—	12.99	12.99	—	—	0.25	0.25	(29.56)	(29.56)
2021	32,526	18.44	18.44	599,805	0.00	0.25	0.25	46.93	46.93
Western Asset Variable Global High Yield Bond
2025	95,632	9.15	11.29	1,063,545	6.24	0.25	1.35	5.32	6.44
2024	97,986	8.68	10.66	1,030,589	0.05	0.25	1.35	2.08	3.27
2023	125,064	8.49	10.38	1,284,834	0.05	0.25	1.45	5.31	6.52
2022	128,861	8.06	8.90	1,257,437	0.05	0.25	1.45	(17.42)	(16.67)
2021	175,859	9.76	10.68	2,057,484	0.04	0.25	1.45	(3.37)	(2.20)

SBL Variable Annuity Account XIV

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 27. Exhibits
Exhibit Number	Description	Location
(a)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000)
(b)	Form of Custody Agreements	Not Applicable
(c)(1)	Facilities Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2019)
(c)(2)	Marketing Organization Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008)
(c)(3)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002)
(c)(4)	Marketing Organization Agreement Commission Schedule – SecureDesigns	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(c)(5)	Marketing Organization Agreement Commission Schedule – NEA	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 30, 2015)
(c)(6)	Marketing Organization Agreement Commission Schedule – AdvanceDesigns	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(c)(7)	Marketing Organization Agreement Commission Schedule – AEA	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2003)
(c)(8)	Marketing Organization Agreement Commission Schedule – Security Benefit Advisor	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 30, 2015).
(c)(9)	NEA Valuebuilder Marketing Organization Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(c)(10)	AEA Valuebuilder Marketing Organization Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2003)
(c)(11)	NEA Valuebuilder Marketing Organization Agreement Annualization Amendment	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(c)(12)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004)
(c)(13)	Distribution Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 28, 2017)
(d)(1)	Individual Contract (Form V6029 11-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 20, 2001)
(d)(2)	Individual Contract-Unisex (Form V6029 11-00U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 20, 2001)
(d)(3)	Tax-Sheltered Annuity Endorsement (Form V6101 9-10)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011)
(d)(4)	Nursing Home Endorsement (Form 6052 10-10)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011)
(d)(5)	Withdrawal Charge Waiver Endorsement (Form V6051 3-96)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 1997)
(d)(6)	Terminal Illness Endorsement (Form 6053 10-10)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011)
(d)(7)	Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 8, 2002)
(d)(8)	Individual Retirement Annuity Endorsement (Form V6849A R9-10)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011)
1

Exhibit Number	Description	Location
(d)(9)	Roth IRA Endorsement (Form V6851A R9-10)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011)
(d)(10)	403a Endorsement (Form V6057 10-98)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 1999)
(d)(11)	Annual Stepped Up Death Benefit Rider (Form V6063 8-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000)
(d)(12)	Guaranteed Growth Death Benefit Rider (Form V60631 8-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000)
(d)(13)	Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V60632 8-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000)
(d)(14)	Disability Rider (Form V6064 800)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000)
(d)(15)	Guaranteed Income Benefit Rider (Form V6065 8-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000)
(d)(16)	Credit Enhancement Rider (Form V6067 8-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000)
(d)(17)	Alternate Withdrawal Charge Rider (Form V6069 10-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 20, 2001)
(d)(18)	Loan Endorsement Rider (Form V6066 10-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(d)(19)	Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(d)(20)	Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(d)(21)	Waiver of Withdrawal Charge Rider - 5 yrs and Age 59½ (Form V6074 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(d)(22)	Waiver of Withdrawal Charge Rider – Hardship (Form V6075 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(d)(23)	Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002)
(d)(24)	Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002)
(d)(25)	Enhanced Death Benefit Rider (Form V6078 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002)
(d)(26)	Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002)
(d)(27)	DCA Plus Rider (Form V6080 4-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(d)(28)	Credit Enhancement Rider (Form V6084 11-01)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002)
(d)(29)	Guaranteed Minimum Withdrawal Benefit (Form V6086 10-03)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004)
(d)(30)	Total Protection (Form V6087 10-03)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003)
(d)(31)	Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007)
(d)(32)	Dollar for Dollar Combination Benefit Rider (Form V6095 R9-05)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(d)(33)	Bonus Match Rider (Form V6093 10-05)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006)
(d)(34)	Guaranteed Lifetime Withdrawal Benefit Rider (Form V6106 6-07)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 6, 2007)
2

Exhibit Number	Description	Location
(e)(1)	SecureDesigns Application (Form V9001 9-05)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006)
(e)(2)	SecureDesigns Application (Form V9201 01-22)	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(e)(3)	SecureDesigns Application – Unisex (Form V9001 9-05U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006)
(e)(4)	SecureDesigns Application – Unisex (Form V9201 6-07U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2010)
(e)(5)	Security Benefit Advisor Application (Form V9601 01-22)	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(e)(6)	Security Benefit Advisor Application (Form V9601 5-12U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 30, 2015)
(e)(7)	NEA Application (Form V9701 7-07)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2010)
(e)(8)	NEA Application (Form V9701 7-07U)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2010)
(e)(9)	Application (Form V9496 10-03)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2005)
(e)(10)	Application (Form V9493 11-00)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 20, 2001)
(f)(1)	Composite of Articles of Incorporation of SBL	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005)
(f)(2)	Bylaws of SBL	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2016)
(g)	Reinsurance Contracts	Not Applicable
(h)(1)	Participation Agreement – ABN AMRO (AMG)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2017)
(h)(2)	Participation Agreement – AIM (Invesco) – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
(h)(3)	Participation Agreement – AllianceBernstein	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(4)	Participation Agreement – ALPS (Morningstar)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2018)
(h)(5)	Participation Agreement – American Century – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(h)(6)	Participation Agreement – American Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014)
(h)(7)	Participation Agreement – Ariel	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(h)(8)	Participation Agreement – Baron	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(8)(i)	Participation Agreement – Baron – Amendment 1	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2021)
(h)(9)	Participation Agreement – BlackRock – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2012)
(h)(10)	Participation Agreement – BlackRock – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(11)	Participation Agreement – Calamos	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009)
(h)(11)(i)	Participation Agreement – Calamos – Amendment 3	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2021)
(h)(12)	Participation Agreement – Dreyfus – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2008)
3

Exhibit Number	Description	Location
(h)(13)	Participation Agreement – Dreyfus – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
(h)(14)	Participation Agreement – Federated – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2012)
(h)(15)	Participation Agreement – Fidelity – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(h)(16)	Participation Agreement – Fidelity – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(17)	Participation Agreement – Franklin Templeton – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(18)	Participation Agreement – Goldman Sachs – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 30, 2015)
(h)(19)	Participation Agreement – Invesco – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2013)
(h)(20)	Participation Agreement – Investment Managers Series Trust – Mutual Funds (North Square)	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 30, 2015)
(h)(21)	Participation Agreement – Ivy – Mutual Funds (Macquarie)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2012)
(h)(21)(i)	Participation Agreement – Ivy – Mutual Funds – Amendment 1 (Macquarie)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2021)
(h)(22)	Participation Agreement – Ivy – Variable Insurance Funds (Macquarie)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2019)
(h)(22)(i)	Participation Agreement – Ivy – Variable Insurance Funds – Amendment 6 (Macquarie)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2021)
(h)(23)	Participation Agreement – Janus Aspen	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(24)	Participation Agreement – Janus – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2013)
(h)(25)	Participation Agreement – Legg Mason – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2020)
(h)(26)	Participation Agreement – Legg Mason – Variable Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 28, 2017)
(h)(27)	Participation Agreement – Lincoln	Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2024)
(h)(28)	Participation Agreement – Lord Abbett	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(29)	Participation Agreement – MFS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(30)	Participation Agreement – Morgan Stanley	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2025)
(h)(31)	Participation Agreement – New Age Alpha – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2025)
(h)(32)	Participation Agreement – New Age Alpha – Variable Trust	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2025)
(h)(33)	Participation Agreement – Neuberger Berman – AMT Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(34)	Participation Agreement – Neuberger Berman – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(h)(35)	Participation Agreement – Northern Trust	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006)
(h)(36)	Participation Agreement – PIMCO – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2020)
4

Exhibit Number	Description	Location
(h)(37)	Participation Agreement – PIMCO – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2020)
(h)(38)	Participation Agreement – Pioneer – Mutual Funds (Victory Pioneer)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2025)
(h)(39)	Participation Agreement – Prudential – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2020)
(h)(40)	Participation Agreement – Putnam	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2024)
(h)(41)	Participation Agreement – Royce Capital Fund	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(h)(42)	Participation Agreement – Royce – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(h)(43)	Participation Agreement – RS Partners (Victory)	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 30, 2024)
(h)(44)	Participation Agreement – Rydex – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2021)
(h)(45)	Participation Agreement – Rydex – Variable Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006)
(h)(45)(i)	Participation Agreement – Rydex – Variable Funds – Amendment No. 6	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007)
(h)(46)	Participation Agreement – SBL (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014)
(h)(47)	Participation Agreement – Security Funds (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30,2014)
(h)(48)	Participation Agreement – T. Rowe Price – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(h)(49)	Participation Agreement – T. Rowe Price – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2022)
(h)(50)	Participation Agreement – Virtus – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 29, 2022)
(h)(51)	Participation Agreement – Wells Fargo (Allspring) – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No 333-41180 (filed April 28, 2023)
(h)(52)	Information Sharing Agreement – ABN AMRO (AMG)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(53)	Information Sharing Agreement – AIM (Invesco)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(54)	Information Sharing Agreement – ALPS (Ibbotson)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
(h)(55)	Information Sharing Agreement – American Century	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(56)	Information Sharing Agreement – American Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014)
(h)(57)	Information Sharing Agreement – Ariel	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(58)	Information Sharing Agreement – Calamos	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(59)	Information Sharing Agreement – Dreyfus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(60)	Information Sharing Agreement – Fidelity Insurance	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(61)	Information Sharing Agreement – Fidelity – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(62)	Information Sharing Agreement – Franklin Templeton	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
5

Exhibit Number	Description	Location
(h)(63)	Information Sharing Agreement – Goldman Sachs	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(64)	Information Sharing Agreement – Ivy – Mutual Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2013)
(h)(65)	Information Sharing Agreement – Ivy – Variable Insurance Funds	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
(h)(66)	Information Sharing Agreement – Janus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(67)	Information Sharing Agreement – Legg Mason	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009)
(h)(68)	Information Sharing Agreement – MFS	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(69)	Information Sharing Agreement – Neuberger Berman	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(70)	Information Sharing Agreement – Northern Trust	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(71)	Information Sharing Agreement – PIMCO	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(72)	Information Sharing Agreement – Prudential	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(73)	Information Sharing Agreement – Putnam	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
(h)(74)	Information Sharing Agreement – Royce	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(75)	Information Sharing Agreement – Rydex	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(76)	Information Sharing Agreement – Security Funds (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(77)	Information Sharing Agreement – T. Rowe Price	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(78)	Information Sharing Agreement – Wells Fargo	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007)
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion of Counsel	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2016)
(l)(1)	Consent of Independent Registered Public Accounting Firm	Filed herewith
(l)(2)	Consent of Counsel	Filed herewith
(m)	Omitted Financial Statements	Not Applicable
(n)	Initial Capital Agreements	Not Applicable
(o)	Powers of Attorney of Brian J. Beckett, Rui Guo, John F. Guyot, Joseph W. Wittrock and Douglas G. Wolff	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2025).
(p)	Letter Regarding Change in Certifying Accountant	Not Applicable
(q)	Historical Current Limits on Index Gains	Not Applicable
Item 28.
Directors and Officers of the Insurance Company
The directors and principal officers of Security Benefit Life Insurance Company are set forth below.
Name and Principal Business Address*	Positions and Offices with Insurance Company
Douglas G. Wolff	Chief Executive Officer and Director
6

Name and Principal Business Address*	Positions and Offices with Insurance Company
Brian J. Beckett	Senior Vice President, Chief Financial Officer, and Director
Rui Guo	Senior Vice President, Chief Actuary, Chief Product Officer, and Director
John F. Guyot	Senior Vice President, Chief Legal Officer, and Director
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer, and Director
David G. Byrnes	Senior Vice President and Chief Distribution Officer
Justin F. Carroll	Senior Vice President, General Counsel, and Secretary
Lisa J. Flanary	Senior Vice President, Chief Growth Officer
Melinda Lebofsky	Senior Vice President and Chief Human Resources Officer
Sean O’Donoghue	Senior Vice President, Chief Digital and Technology Officer
Richard J. Wells	Senior Vice President, Head of Operations
Kurt E. Auleta	Vice President
Amy L. Chandler	Vice President, Head of Agile Center of Excellence, Six Sigma Master Black Belt
Amy L. Comer	Vice President and Assistant General Counsel
Matt A. Dinkel	Vice President, Chief Risk Officer
Joseph J. Elmy	Vice President, Tax Director
Jilliane R. Erlbacher	Vice President, Head of FP&A
Jackie R. Fox	Vice President – Portfolio Strategy and Delivery
Jennifer L. Fulks	Vice President, Head of HR Operations
Michael M. Grimmett	Vice President, Investments
Duc X. Ho	Vice President, Appointed Actuary
Cherie L. Huffman	Vice President, Chief Compliance Officer and Head of Asset Services
Justin A. Jacquinot	Vice President
James J. Kiley	Vice President
Greg D. Kratz	Vice President
Michael T. Maghini	Vice President
William J. McDonough	Vice President, Investments
Andrea D. Piepho	Vice President, Product Actuary
Aaron Prieksat	Vice President, Chief Accounting Officer
Matthew V. Rocha	Vice President
Lyle S. Semchyshyn	Vice President, Corporate Actuary
Jeanne R. Slusher	Vice President, Chief Auditor
David P. Steffens	Vice President, Centers of Excellence
Aaron M. Tallen	Vice President, Inside Sales, 401k and Defined Contributions
Bhupesh Trivedi	Vice President, Head of Solution Development
Craig P. Weishaar	Vice President, Direct Relationships
Lisa M. Young	Vice President and Treasurer
Gregory C. Garhart	Assistant Vice President, Associate Chief Compliance Officer and AML Chief Compliance Officer
Alison J. Pollock	Second Vice President, Assistant General Counsel, and Assistant Secretary
*Located at One Security Benefit Place, Topeka, KS 66636-0001
Item 29.
Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account
Security Benefit Life Insurance Company (“SBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registered Separate Account is a segregated asset account of SBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.
Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
125 West 57th Street Holdings LLC	DE	85.0%	by CI W57th Street Holdings LLC
125 West 57th Street Mezz 2, LLC	DE	100%	by 125 West 57th Street Holdings LLC
7

Name	Jurisdiction	Percent of Voting Securities Owned
125 West 57th Street Mezz, LLC	DE	100%	by 125 West 57th Street Mezz 2, LLC
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Holdings LLC
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Sole Member, LLC
125 West 57th Street Sole Member, LLC	DE	100%	by 125 West 57th Street Mezz, LLC
13 FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13 FEG Asset Production, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Columbus Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Haunted Prison, LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Minneapolis LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG New Orleans, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Touring Events, LLC	DE	100%	by 13FEG Ops, LLC
13FEG Houston Holdings, LLC	TN	100%	by 13 FEG Haunted Holdings, LLC
13FEG Immersive Theater, LLC	CA	100%	by 13 FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG LA Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13th Fl Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
13th Floor Denver Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
1861 Capital, LLC	KS	100%	by Sherwood Park, Inc.
3030 Chain Bridge Road, LLC	DE	90.0%	by SBT Investors, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by Maslow's Group LLP
37-41 Mortimer LP	GBR	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltd	GBR	100%	by Maslow's Group LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	99.99%	by Maslow's Group LLP
4AIR, LLC	DE	100%	by Lenticular Energy Holdings, LLC
688 Bronx Commissary, LLC	NY	100%	by MPQ 688 Bronx HoldCo, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	45.0%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50.0%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50.0%	by SBC Civic Center LLC
A Cigar is Just a Cigar Limited	GBR	100%	by A24 Films LLC
A Cigar is Just a Cigar LLC	DE	100%	by A24 Films LLC
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 CLT LLC	GBR	100%	by A24 Films LLC
A24 Commerce St LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	32.1%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Publishing LLC	DE	100%	by A24 Films LLC
8

Name	Jurisdiction	Percent of Voting Securities Owned
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios Limited	GBR	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 Sunset LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by After The Fact LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
ABM JG Greenwich, LLC	DE	100%	by Aurify Brands Management, LLC
Acre Capital Advisors, LLC	DE	100%	by Eldridge Acre Partners, LP
ACZ Investments LP	DE	0%	Mgmt. by Eldridge CH GP LLC
ACZ PB Holdings, LLC	DE	100%	by ACZ Investments LP
ACZ Students LLC	DE	100%	by ACZ Investments LP
Adore Matchmaking LLC	DE	100%	by After The Fact LLC
Adore Rights LLC	DE	100%	by A24 Films LLC
Adult Braces LLC	DE	100%	by A24 Films LLC
Adult Braces Rights LLC	DE	100%	by A24 Films LLC
AECOM Capital Real Estate Fund II GP, LLC	DE	100%	by Eldridge Acre Partners GP, LLC
Aero Solutions Srl	Italy	100%	by Sirio S.p.A.
After The Fact LLC	DE	100%	by A24 Films LLC
AG JapanResorts Management K.K.	Japan	100%	by AP Hakone Pte. Limited
Air Eldridge LLC	DE	100%	by Eldridge Corporate Services, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Allbright Collective Limited	GBR	100%	by EW InvestCo Limited
AltAlpha Vintage, L.P.	DE	0%	Mgmt. by CAIS AltAlpha Vintage LLC
Altar Pictures LLC	DE	100%	by A24 Films LLC
Altar Productions MB Inc.	CAN	99.0%	by Altar Pictures LLC
Aman Group S.a.r.l.	Switzerland	100%	by Mana OpCo Limited
Aman Miami Hotel LLC	DE	100%	by Aman North America
Aman Miami Residences LLC	DE	100%	by Aman North America
Aman New York Hotel LLC	DE	100%	by Aman North America
Aman New York Residences LLC	DE	100%	by Aman North America
Aman North America	DE	100%	by Aman Group S.a.r.l.
Aman Property Corp	DE	100%	by Aman North America
Amanresorts International Pte Ltd	Singapore	100%	by Aman Group S.a.r.l.
Amanresorts Management B.V.	Netherlands	100%	by Aman Group S.a.r.l.
Amicross Ltd	Cyprus	35.0%	by Amrit Venture Limited
Amrit Investment Limited	UAE	100%	by Mana Holdco Limited
Amrit Venture Limited	UAE	100%	by Amrit Investment Limited
AOG, LLC	OH	100%	by Fairgrave Omlie, LLC
AP Hakone Pte. Limited	Singapore	100%	by Mana Holdco Limited
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
APQ 1131 Madison Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1399 Madison NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1592 First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 17th Street DC, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Bakery Annex NY, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Street Bakery NY, LLC	DE	100%	by LPQ USA, LLC
APQ 85 Broad NY, LLC	DE	100%	by LPQ USA, LLC
APQ 8th and Walnut PA, LLC	DE	100%	by LPQ USA, LLC
APQ Americana CA, LLC	DE	100%	by LPQ USA, LLC
APQ Beverly Hills CA, LLC	DE	100%	by LPQ USA, LLC
APQ Blaine Mansion DC, LLC	DE	100%	by LPQ USA, LLC
APQ Bleecker NY, LLC	DE	100%	by LPQ USA, LLC
9

Name	Jurisdiction	Percent of Voting Securities Owned
APQ Bryant Park Kiosk NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park NY, LLC	DE	100%	by LPQ USA, LLC
APQ Capitol Hill DC, LLC	DE	100%	by LPQ USA, LLC
APQ Carnegie Hill NY, LLC	DE	100%	by LPQ USA, LLC
APQ Carroll Square DC, LLC	DE	100%	by LPQ USA, LLC
APQ Claremont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Coconut Grove FL, LLC	DE	100%	by LPQ USA, LLC
APQ E65 NY, LLC	DE	100%	by LPQ USA, LLC
APQ Encino Bakery CA, LLC	DE	100%	by LPQ USA, LLC
APQ First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ Florence Bakery Annex CA, LLC	DE	100%	by LPQ USA, LLC
APQ Garden City NY, LLC	DE	100%	by LPQ USA, LLC
APQ Grand Central West NY, LLC	DE	100%	by LPQ USA, LLC
APQ Greenwich CT, LLC	DE	100%	by LPQ USA, LLC
APQ Larchmont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Lincoln Square NY, LLC	DE	100%	by LPQ USA, LLC
APQ Manhattan Beach CA, LLC	DE	100%	by LPQ USA, LLC
APQ Merrifield VA, LLC	DE	100%	by LPQ USA, LLC
APQ Mineral Springs NY, LLC	DE	100%	by LPQ USA, LLC
APQ New Canaan CT, LLC	DE	100%	by LPQ USA, LLC
APQ Rye NY, LLC	DE	100%	by LPQ USA, LLC
APQ Sailboat Pond NY, LLC	DE	100%	by LPQ USA, LLC
APQ South End Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ South Gayley CA, LLC	DE	100%	by LPQ USA, LLC
APQ Studio City CA, LLC	DE	100%	by LPQ USA, LLC
APQ Tribeca NY, LLC	DE	100%	by LPQ USA, LLC
APQ Tuxedo Bakery MD, LLC	DE	100%	by LPQ USA, LLC
APQ Verdi Park NY, LLC	DE	100%	by LPQ USA, LLC
APQ Villa Marina CA, LLC	DE	100%	by LPQ USA, LLC
APQ Westlake CA, LLC	DE	100%	by LPQ USA, LLC
APQ Westport CT, LLC	DE	100%	by LPQ USA, LLC
APQ Wildwood MD, LLC	DE	100%	by LPQ USA, LLC
Arch Portfolio Trust, LLC	DE	100%	by EPH, LLC
Armstrong Portfolio Trust, LLC	DE	100%	by EPH, LLC
Arstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Asbury Boss, LLC	DE	100%	by Eldridge IP Holdings LLC
Asian Perspective Media, LLC	DE	85.0%	by Valence APM, LLC
Associated Aircraft Group, LLC	DE	100%	by Flexjet Vertical Lift, LLC
Asylum Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Async Pictures Inc.	CAN	100%	by Backrooms Rights LLC
Atlas Funding, LLC	DE	100%	by Lenox Portfolio Trust, LLC
Atlas FundingCo GP LLC	DE	100%	by Eldridge Industries, LLC
Atlas HI GP LLC	DE	100%	by CI AM LP
Atlas IntermediateCo LLC	DE	100%	by Atlas Venture Holdings LP
Atlas MezzCo GP LLC	DE	100%	by Eldridge Industries, LLC
Atlas Venture Holdings LP	DE	50.0%	by ACZ Investments LP
Atlas Venture Investment CIP LP	DE	50.0%	by CI AM LP
Atlas Venture Investment LP	DE	100%	by Atlas Venture Holdings LP
Auburndale, LLC	KS	100%	by Sherwood Park, Inc.
Augusta Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Auld Fella UK Limited	GBR	100%	by MRC II Holdings, LP
Auld Fella, LLC	CA	100%	by MRC II Holdings, LP
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
10

Name	Jurisdiction	Percent of Voting Securities Owned
Aurify Brands Management, LLC	DE	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	89.98%	by Eldridge Convive Holdings, LLC
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Ausenco Bidco, LLC	DE	100%	by Ausenco Holdings, LLC
Ausenco Funding, LLC	DE	100%	by Eldridge Industries, LLC
Ausenco Holdings, LLC	DE	100%	by Ausenco Funding, LLC
Ausenco Investors, LLC	DE	50.0%	by Eldridge Ausenco Holdings, LLC
Avon Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
B.L. Bluepro Holdings Ltd	Cyprus	100%	by Devenetco Ltd
Backrooms Rights LLC	DE	100%	by A24 Films LLC
Baia Waterviews LLC	DE	100%	by CHE Edgewater LLC
Baldwin Portfolio Trust, LLC	DE	100%	by EPH, LLC
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Asset Holdings, LLC	DE	100%	by EPH Holdings, LLC
Ballinshire Capital Funding Trust	DE	100%	by EPH Holdings, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Sherwood Park, Inc.
BBMA Holdings I, LLC	DE	100%	by DCP Holdings DE, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BCAP AMZ POZ 2 sp. z o.o	LUX	100%	by Blackbrook Property Holdings SARL
BCAP DF 1 Aps	LUX	100%	by BCAP DF 1 Holdings ApS
BCAP DF 1 Holdings ApS	LUX	100%	by Blackbrook Property Holdings SARL
BCAP DF 6 ApS	LUX	100%	by BCAP DF 1 Holdings ApS
BCAP EK SBRY 3 Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP ERFURT 2 SARL	LUX	100%	by BCAP GE Holdings 3 SARL
BCAP ERFURT SARL	LUX	100%	by BCAP GE Holdings 2 SARL
BCAP EROS 5 SLU	LUX	100%	by Fental Investments SLU
BCAP FW 12 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP FW 12 Ltd	LUX	100%	by BCAP FW 12 Holdings Ltd
BCAP GE Holdings 2 SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GE Holdings 3 SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GE Holdings SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GX 11 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP GX Ltd	LUX	100%	by BCAP GX 11 Holdings Ltd
BCAP ILLE 9 Holdings S.L.	LUX	100%	by Blackbrook Property Holdings SARL
BCAP Illescas9 Property S.L.	LUX	95.0%	by BCAP ILLE 9 Holdings S.L.
BCAP Ketsch SARL	LUX	100%	by BCAP GE Holdings SARL
BCAP NL Holdings SARL	LUX	100%	by Blackbrook Property Holdings SARL
BCAP RD 13 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP RD 13 Ltd	LUX	100%	by BCAP RD 13 Holdings Ltd
BCAP Sens GP SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
BCAP Sens SAS	LUX	100%	by BCAP Sens SCSP
BCAP Sens SCSP	LUX	0%	Mgmt. by BCAP Sens GP SARL
BCAP Sens SCSP	LUX	99.0%	by Blackbrook Property Trading SARL
BCAP SG 7 Holdings Ltd	LUX	100%	by Blackbrook Property Holdings SARL
BCAP SG 7 Ltd	LUX	100%	by BCAP SG 7 Holdings Ltd
BCAP TAP 10 Holdings Sp.zo.o	LUX	100%	by Blackbrook Property Holdings SARL
BCAP TAP 10 Sp.zo.o	LUX	95.0%	by BCAP TAP 10 Holdings Sp.zo.o
BCAP VM 8 SARL	LUX	100%	by BCAP NL Holdings SARL
BCM 625 Broadway Holdco LLC	DE	93.0%	by CI San Diego Holdings LLC
11

Name	Jurisdiction	Percent of Voting Securities Owned
BCM 625 Broadway LLC	DE	100%	by BCM 625 Broadway Mezz, LLC
BCM 625 Broadway Mezz, LLC	DE	100%	by BCM 625 Broadway Holdco LLC
Beach Hotel Associates LLC	DE	100%	by EC 17th Street MezzCo LLC
Bear Season Productions Inc.	CAN	100%	by A24 Films LLC
Bedford Portfolio Trust, LLC	DE	100%	by EPH, LLC
Beef LLC	DE	100%	by A24 Films LLC
Bellwether Alternative Income Access Fund LLC	DE	100%	by Capital Integration Systems LLC
Bellwether Global Real Estate & Infrastructure Access Fund LLC	DE	100%	by Capital Integration Systems LLC
Bend & Snap LLC	DE	100%	by A24 Films LLC
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
Bentley Park, LLC	DE	100%	by Security Benefit Life Insurance Company
BF Dining Limited	GBR	100%	by Brava Hospitality Group Limited
BH Luxury Residences, LLC	DE	100%	by BHLR Intermediate Co, LLC
BHLR Intermediate Co, LLC	DE	100%	by BHLR Investco, LLC
BHLR Investco, LLC	DE	65.0%	by OBH HoldCo LLC
Big Springs, LLC	KS	100%	by Dayton Funding, LLC
Bilbao Asset Holdings, LLC	DE	100%	by Bilbao Capital, LLC
Bilbao Capital, LLC	DE	100%	by SBT Investors, LLC
Bilbao-KCI, LLC	DE	90.0%	by Bilbao Capital, LLC
Billboard IP Holdings LLC	DE	50.0%	by Billboard Media, LLC
Billboard IP Holdings, LLC	DE	50.0%	by BBMA Holdings, LLC
Billboard Media, LLC	DE	100%	by PME Music, LLC
Binney Park Capital, LLC	DE	0%	Mgmt. by Panagram Structured Asset Management, LLC
Birdie 3 Limited	GBR	100%	by Eagle 2 Limited
Blackbrook Capital (Europe) Carry LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) GP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Blackbrook Capital (Europe) Limited	GBR	100%	by Blackbrook Capital (Europe) LP
Blackbrook Capital (Europe) LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) LP	GBR	96.03%	by Eldridge BBLP, LLC
Blackbrook Capital (Europe) SARL	LUX	100%	by Blackbrook Capital (Europe) LP
Blackbrook Property Holdings SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
Blackbrook Property Trading SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
BlackRock Impact Opportunities (CAIS), L.P.	DE	0%	Mgmt. by CAIS BlackRock Impact Opportunities GP LLC
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bluefin Tuna LLC	LA	100%	by A24 Films LLC
Bluefin Tuna Rights LLC	DE	100%	by A24 Films LLC
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Brava Hospitality Group Limited	GBR	90.00%	by Cain PE (UK) Limited
Brewskee Limited	GBR	100%	by Competitive Socialising Limited
Bridge Road Southall 2 Limited	GBR	100%	by Bridge Road Southall Limited
Bridge Road Southall Limited	GBR	100%	by HoneyMonster HoldCo 2 Limited
Bridge Road Southall NewCo Limited	GBR	100%	by Bridge Road Southall Limited
Brief Recess LLC	DE	100%	by A24 Films LLC
Brightside CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Brightside Productions LLC	CA	100%	by MRC II Holdings, LP
Brightside Productions LLC	NJ	100%	by MRC II Holdings, LP
Bronx to Brooklyn LLC	DE	100%	by A24 Films LLC
Brook Creek Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Brooks Portfolio Trust, LLC	DE	100%	by EPH, LLC
Brookville Industries, LLC	KS	100%	by Dayton Funding, LLC
12

Name	Jurisdiction	Percent of Voting Securities Owned
Bruce Park Portfolio Trust, LLC	DE	100%	by EPH, LLC
Buda Hills JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Businesswoman Special LLC	DE	100%	by A24 Films LLC
Businesswoman Special Productions Inc.	CAN	100%	by BWS Rights LLC
BWS Rights LLC	DE	100%	by A24 Films LLC
Caboletix Lda	LUX	50.0%	by Simpatica Decisao Unipessoal Lda.
Caboletix Lda	LUX	50.0%	by Simples Rotina Unipessoal Lda.
Caesars Request LLC	DE	100%	by A24 Films LLC
Cain Development GP LLC	DE	100%	by Cain International II LP
Cain Development LP	DE	100%	by Cain International II LP
Cain FinCo LLC	DE	100%	by Cain International LP
Cain Global Real Estate Fund 1 LP	DE	31.77%	by Cain RE LLC
Cain Hoy Finance Limited	GBR	100%	by Cain PE LLC
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by CI UK Master Holdings Limited
Cain International Agent Ltd	GBR	100%	by CI AM LP
Cain International European Real Estate Opportunity Fund I GP Limited	GBR	100%	by CI AM LP
Cain International European Real Estate Opportunity Fund I GP Limited	JEY	100%	by CI AM LP
Cain International European Real Estate Opportunity Fund I LP	GBR	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International European Real Estate Opportunity Fund I LP	JEY	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by CI AM LP
Cain International UK Services Ltd	GBR	100%	by CI UK Master Holdings Limited
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
Cain PE (UK) Limited	GBR	100%	by Cain PE LLC
Cain PE LLC	DE	100%	by Cain International LP
Cain RE LLC	DE	100%	by Cain International LP
Cain Title Holdings LLC	DE	60.0%	by Cain Title Holdings LLC
Cain Title Holdings LLC	DE	100%	by CI AM LP
CAIS 26North Private Equity Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS 26North Private Equity Fund I, L.P.	DE	0%	Mgmt. by CAIS 26North Private Equity Fund I GP LLC
CAIS Access Fund - Asia Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - Asia Fund IV LP	DE	0%	Mgmt. by CAIS Access Fund - Asia Fund IV GP LLC
CAIS Access Fund - BCRE I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE I LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE I GP LLC
CAIS Access Fund - BCRE II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE II LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE II GP LLC
CAIS Access Fund - MMC 2018 (Offshore) LP	CYM	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Access Fund - MMC 2018 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - MMC 2018 LP	DE	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Adams Street Private Income Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II LP	DE	0%	Mgmt. by CAIS Alkeon Innovation Private Series II GP LLC
CAIS AltAlpha Vintage LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Aligned Alternatives Fund (TE) LLC	DE	100%	by Capital Integration Systems LLC
13

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Apollo Aligned Alternatives Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Apollo Debt Solutions BDC Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Apollo HV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Hybrid Value Access Fund LP	DE	0%	Mgmt. by CAIS Apollo HV Access Fund GP LLC
CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Infrastructure Opportunities II Access Fund LP	DE	0%	Mgmt. by CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC
CAIS Apollo Investment Fund X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Investment Fund X Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Investment Fund X Offshore, LP	CYM	0%	Mgmt. by CAIS Apollo Investment Fund X Offshore GP LLC
CAIS Apollo Investment Fund X, LP	DE	0%	Mgmt. by CAIS Apollo Investment Fund X GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE), L.P.	DE	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund (TE) GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore, L.P.	CYM	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund Offshore GP LLC
CAIS Apollo S3 Equity & Hybrid Solutions Fund, L.P.	DE	0%	Mgmt. by CAIS Apollo S3 Equity & Hybrid Solutions Fund GP LLC
CAIS Ares Corporate Opportunities Fund VII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Corporate Opportunities Fund VII, L.P.	DE	0%	Mgmt. by CAIS Ares Corporate Opportunities Fund VII GP LLC
CAIS Ares Senior Direct Lending II (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II (TE) LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II (TE) GP LLC
CAIS Ares Senior Direct Lending II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II GP LLC
CAIS Ares Senior Direct Lending III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending III TE GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending III TE, L.P.	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending III TE GP LLC
CAIS Ares Senior Direct Lending III, L.P.	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending III GP LLC
CAIS Avenue Venture Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Avenue Venture Opportunities Fund II, L.P.	DE	0%	Mgmt. by CAIS Avenue Venture Opportunities Fund II GP LLC
CAIS BC Fund XIII, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BC Fund XIII, LP	DE	0%	Mgmt. by CAIS BC Fund XIII, GP LLC
CAIS BlackRock Impact Opportunities GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Growth GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Growth LP	DE	0%	Mgmt. by CAIS Blackstone Growth GP LLC
CAIS Blackstone Tactical Opportunities Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
14

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Blackstone Tactical Opportunities Fund IV LP	DE	0%	Mgmt. by CAIS Blackstone Tactical Opportunities Fund IV GP LLC
CAIS Blackstone TAS V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS V LP	DE	0%	Mgmt. by CAIS Blackstone TAS V GP LLC
CAIS Blackstone TAS VI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS VI LP	DE	0%	Mgmt. by CAIS Blackstone TAS VI GP LLC
CAIS Blue Owl GP Stakes VI (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl GP Stakes VI (TE), L.P.	DE	0%	Mgmt. by CAIS Blue Owl GP Stakes VI (TE) GP LLC
CAIS Blue Owl GP Stakes VI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl GP Stakes VI, L.P.	DE	0%	Mgmt. by CAIS Blue Owl GP Stakes VI GP LLC
CAIS Blue Owl Real Estate Fund VII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl Real Estate Fund VII, L.P.	DE	0%	Mgmt. by CAIS Blue Owl Real Estate Fund VII GP LLC
CAIS Blue Owl Strategic Equity GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blue Owl Strategic Equity, L.P.	DE	0%	Mgmt. by CAIS Blue Owl Strategic Equity GP LLC
CAIS Bonaccord Capital Partners III GP LLC		100%	by Capital Integration Systems LLC
CAIS Bonaccord Capital Partners III, L.P.	DE	0%	CAIS Bonaccord Capital Partners III GP LLC
CAIS Bridge Net Lease Income Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Bridge Net Lease Income Fund, L.P.	DE	0%	Mgmt. by CAIS Bridge Net Lease Income Fund GP LLC
CAIS BSP SSP II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BSP SSP II, L.P.	DE	0%	Mgmt. by CAIS BSP SSP II GP LLC
CAIS BTAS VIII Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BTAS VIII Access Fund, LP	DE	0%	Mgmt. by CAIS BTAS VIII Access Fund GP LLC
CAIS Capital LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access II GP LLC
CAIS Carlyle Direct Access LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access GP LLC
CAIS Carlyle Realty Partners IX Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Realty Partners IX Access Fund LP	DE	0%	Mgmt. by CAIS Carlyle Realty Partners IX Access Fund GP LLC
CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Renewable and Sustainable Energy Fund LP	DE	0%	Mgmt. by CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC
CAIS Commerce Street Private Credit Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Commerce Street Private Equity Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Crawford Lake Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Crow Holdings Fund X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Crow Holdings Fund X, L.P.	DE	0%	Mgmt. by CAIS Crow Holdings Fund X GP LLC
CAIS Davidson Kempner Opportunities Fund VII GP LLC		100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Opportunities Fund VII, L.P.	DE	0%	Mgmt. by CAIS Davidson Kempner Opportunities Fund VII GP LLC
CAIS Davidson Kempner Partners Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Real Estate Opportunities Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Davidson Kempner Real Estate Opportunities Fund, L.P.	DE	0%	Mgmt. by CAIS Davidson Kempner Real Estate Opportunities Fund GP LLC
15

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS DES Composite Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Lithic LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund LP	DE	0%	Mgmt. by CAIS Financial Credit Investment IV Access Fund GP LLC
CAIS Franklin BSP Real Estate Opportunistic Debt Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Franklin BSP Real Estate Opportunistic Debt Fund II, L.P.	DE	0%	Mgmt. by CAIS Franklin BSP Real Estate Opportunistic Debt Fund II GP LLC
CAIS GLT Private Alts Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS HPS Strategic Investment Partners V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS HPS Strategic Investment Partners V, L.P.	DE	0%	Mgmt. by CAIS HPS Strategic Investment Partners V GP LLC
CAIS ICG Core Private Equity Fund, LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG LP Secondaries Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG LP Secondaries Fund I, L.P.	DE	0%	Mgmt. by CAIS ICG LP Secondaries Fund I GP LLC
CAIS ICG LP Secondaries Fund II GP LLC		100%	by Capital Integration Systems LLC
CAIS ICG LP Secondaries Fund II, L.P.	DE	0%	CAIS ICG LP Secondaries Fund II GP LLC
CAIS ICG Strategic Equity III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity III LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity III GP LLC
CAIS ICG Strategic Equity IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity IV LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity IV GP LLC
CAIS ICG Strategic Equity V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity V, L.P.	DE	0%	Mgmt. by CAIS ICG Strategic Equity V GP LLC
CAIS ICGSEIV Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICGSEIV Offshore, L.P.	CYM	0%	Mgmt. by CAIS ICGSEIV Offshore GP LLC
CAIS ICGSEV Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICGSEV Offshore, L.P.	CYM	0%	Mgmt. by CAIS ICGSEV Offshore GP LLC
CAIS Insurance Solutions LLC	DE	100%	by Capital Integration Systems LLC
CAIS Jain Global Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Ascendant Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Ascendant Fund I, L.P.	DE	0%	Mgmt. by CAIS KKR Ascendant Fund I GP LLC
CAIS KKR Asset Based Finance Partners Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Asset Based Finance Partners Access Fund, LP	DE	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS KKR Asset Based Finance Partners Offshore Access Fund, LP	CYM	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS KKR North America Fund XIV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR North America Fund XIV, L.P.	DE	0%	Mgmt. by CAIS KKR North America Fund XIV GP LLC
CAIS Lead Edge Capital VII GP LLC		100%	by Capital Integration Systems LLC
CAIS Lead Edge Capital VII, L.P.	DE	0%	CAIS Lead Edge Capital VII GP LLC
CAIS Leonard Green Equity Investors X GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Leonard Green Equity Investors X, L.P.	DE	0%	Mgmt. by CAIS Leonard Green Equity Investors X GP LLC
CAIS Lexington Middle Market Investors V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Lexington Middle Market Investors V, L.P.	DE	0%	Mgmt. by CAIS Lexington Middle Market Investors V GP LLC
16

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS LGP Sage Equity Investors GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS LGP Sage Equity Investors, L.P.	DE	0%	Mgmt. by CAIS LGP Sage Equity Investors GP LLC
CAIS Mercer Private Equity Vintage Fund (TE) I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund II LP	DE	0%	Mgmt. by CM PEVF II GP LLC
CAIS Mercer Private Equity Vintage Fund III LP	DE	0%	Mgmt. by CM PEVF III GP LLC
CAIS Mercer Private Equity Vintage Fund IV LP	DE	0%	Mgmt. by CM PEVF IV GP LLC
CAIS Mercer Private Investments Partners VIII Feeder GP LLC		100%	by Capital Integration Systems LLC
CAIS Mercer Private Investments Partners VIII Feeder, L.P.	DE	0%	Mgmt. by CAIS Mercer Private Investments Partners VIII Feeder GP LLC
CAIS Millennium Intl. Commitment Fund III Ltd. Offshore	CYM	100%	by Capital Integration Systems LLC
CAIS Millennium Intl. Commitment Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium Intl. Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund III LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA Commitment Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA LLC	DE	100%	by Capital Integration Systems LLC
CAIS Monroe PCF V (Onshore) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Monroe PCF V (Onshore), L.P.	DE	0%	Mgmt. by CAIS Monroe PCF V (Onshore) GP LLC
CAIS North Rock Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS North Rock Fund, Ltd.	CYM	100%	by Capital Integration Systems LLC
CAIS OT Opportunities XII CAIS (Onshore) Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Paloma International Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Paloma Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Partners Group Secondary Fund VIII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Partners Group Secondary Fund VIII, L.P.	DE	0%	Mgmt. by CAIS Partners Group Secondary Fund VIII GP LLC
CAIS Pinegrove Capital Partners I Access GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Private Equity Core I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Private Equity Core I, L.P.	DE	0%	Mgmt. by CAIS Private Equity Core I GP LLC
CAIS Private Equity Core III GP LLC		100%	by Capital Integration Systems LLC
CAIS Private Equity Core III, L.P.	DE	0%	Mgmt. by CAIS Private Equity Core III GP LLC
CAIS Radnor Equity Partners GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV (TE), L.P.	DE	0%	Mgmt. by CAIS Related Fund IV (TE) GP LLC
CAIS Related Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Related Fund IV, L.P.	DE	0%	Mgmt. by CAIS Related Fund IV GP LLC
CAIS Reverence Capital Partners Credit Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Reverence Capital Partners Credit Opportunities Fund II, L.P.	DE	0%	Mgmt. by CAIS Reverence Capital Partners Credit Opportunities Fund II GP LLC
CAIS Reverence Partners Opportunities Fund V (PE Fund III) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Reverence Partners Opportunities Fund V (PE Fund III) L.P.	DE	0%	Mgmt. by CAIS Reverence Partners Opportunities Fund V (PE Fund III) GP LLC
17

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS SAM Alternative Investment Opportunities Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Sculptor Master Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Sculptor Master Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS SL Alpine II, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS SL Alpine II, LP	DE	0%	Mgmt. by CAIS SL Alpine II, GP LLC
CAIS SSA Strategic Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Stonepeak Infrastructure Fund V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Stonepeak Infrastructure Fund V, L.P.	DE	0%	Mgmt. by CAIS Stonepeak Infrastructure Fund V GP LLC
CAIS Strategic Investors Fund XI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Strategic Investors Fund XI, L.P.	DE	100%	by CAIS Strategic Investors Fund XI GP LLC
CAIS TCG Private Credit (Offshore) 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS TCG Private Credit 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS TCG Private Equity 2022 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Third Point Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Third Point Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS Veritas PE IX GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Veritas PE IX, L.P.	DE	0%	Mgmt. by CAIS Veritas PE IX GP LLC
CAIS Vista Equity Partners Fund VIII GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Equity Partners Fund VIII Offshore GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Equity Partners Fund VIII Offshore, L.P.	CYM	0%	Mgmt. by CAIS Vista Equity Partners Fund VIII Offshore GP LLC
CAIS Vista Equity Partners Fund VIII, L.P.	DE	0%	Mgmt. by CAIS Vista Equity Partners Fund VIII GP LLC
CAIS Vista Foundation Fund V (Offshore) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Foundation Fund V (Offshore), L.P.	CYM	0%	Mgmt. by CAIS Vista Foundation Fund V (Offshore) GP LLC
CAIS Vista Foundation Fund V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Vista Foundation Fund V, L.P.	DE	0%	Mgmt. by CAIS Vista Foundation Fund V GP LLC
CAIS Warburg Pincus Global Growth (Fund XIV) , L.P.	DE	0%	Mgmt. by CAIS Warburg Pincus Global Growth (Fund XIV) GP LLC
CAIS Warburg Pincus Global Growth (Fund XIV) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium SEALS Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium SEALS Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
Cajalco - Corona, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
California Pizza Kitchen LLC	DE	100%	by CPK Holdings LLC
California Pizza Kitchen of Annapolis LLC	MD	98.0%	by California Pizza Kitchen LLC
Camp Blood LLC	DE	100%	by A24 Films LLC
Camp Blood Productions LLC	DE	100%	by A24 Films LLC
Candy House LLC	LA	100%	by A24 Films LLC
Canon Portfolio Trust, LLC	KS	100%	by EPH, LLC
Capital Integration Systems LLC	DE	23.0%	by Eldridge CG Holdings LLC
CardCash Holdings, LLC	DE	86.0%	by Wanamaker Portfolio Trust, LLC
Carlostron, LLC	DE	100%	by Media Rights Capital II, LLC
Carlton Portfolio Trust, LLC	DE	100%	by EPH, LLC
Cary Street Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM Credit Opportunities Fund GP, LLC	DE	100%	by CBAM Partners, LLC
18

Name	Jurisdiction	Percent of Voting Securities Owned
CBAM Credit Opportunities Fund, LP	DE	100%	by CBAM Partners, LLC
CBAM Holdings, LLC	DE	56.5%	by Eldridge Capital Management, LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CG 109-Fairburn, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
CGREF 1 GP LLC	DE	100%	by CI AM LP
CGREF AIV 1 GP LLC	GBR	100%	by CI AM LP
CGREF AIV 1 Holdco Brand LLC	DE	100%	by CGREF AIV 1 LP
CGREF AIV 1 Holdco Hotel LLC	DE	100%	by CGREF AIV 1 LP
CGREF AIV 1 LP	DE	31.77%	by Cain RE LLC
CGREF CIP (UK) SLP	JEY	100%	by CI AM LP
CGREF CIP GP LLC	DE	100%	by CI AM LP
CGREF CIP LP	DE	100%	by CI AM LP
CH Capital A Holdings LLC	DE	100%	by Cain RE LLC
CH McCourt (The Stage) LLC	DE	50.46%	by CH Capital A Holdings LLc
Chain Bridge Opportunistic Funding Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by Cain RE LLC
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SJG Holdings LLC	DE	100%	by Cain PE LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chisholm Trail, LLC	KS	100%	by Security Benefit Life Insurance Company
CI UK Newco Holdings Limited	GBR	100%	by CI AM LP
CI AM CIP (UK) SLP	JEY	0%	Mgmt. by CI AM CIP GP LLC
CI AM CIP GP LLC	DE	0%	Mgmt. by Cain International LP
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI AM Holdings LLP	GBR	100%	by CI AM LP
CI AM LLC	GBR	100%	by CI AM LP
CI AM LP	DE	100%	by CI AM GP Ltd
CI BH Holdings II LLC	DE	71.5%	by Cain RE LLC
CI BH Holdings II LLC	DE	28.51%	by Mason Portfolio Trust, LLC
CI BH Holdings LLC	DE	71.5%	by One BH Investors LLC
CI BH Holdings LLC	DE	28.50%	by Wanamaker Portfolio Trust, LLC
CI Boston Holdings LLC	DE	100%	by Cain RE LLC
CI CB3 Subfund	Ireland	100%	by Cain International European Real Estate Opportunity Fund I LP
CI Co-Invest I LLP	GBR	75.0%	by Cain International Management Ltd
CI Diplomat Holdings LLC	DE	1.0%	by Cain International LP
CI EREO I CIP GP Limited	GBR	100%	by CI AM LP
CI EREO I CIP GP Limited	JEY	100%	by CI AM LP
CI EREO I CIP LP	GBR	0%	Mgmt. by CI EREO I CIP GP Limited
CI EREO I CIP LP	JEY	0%	Mgmt. by CI EREO I CIP GP Limited
CI ExchangeCo Limited	GBR	100%	by Cain FinCo LLC
19

Name	Jurisdiction	Percent of Voting Securities Owned
CI FCL Funding 1 Limited	GBR	100%	by CI FCL Investor LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
CI FLL Holdings, LLC	DE	100%	by Cain RE LLC
CI Founder Partner GP LLC	DE	100%	by Cain RE LLC
CI Founder Partner LP	DE	0%	Mgmt. by Cain RE LLC
CI GGL Limited	GBR	100%	by CH Capital A Holdings LLC
CI HM Holdings LLP	GBR	100%	by Cain RE LLC
CI HM InvestCo Limited	GBR	100%	by CI HM Holdings LLP
CI Koryfeum Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI Logistics Strat 1 CIP GP Limited	JEY	100%	by CI AM LP
CI Logistics Strat 1 CIP LP	JEY	100%	by CI AM LP
CI Logistics Strat 1 GP Limited	JEY	60.0%	by ACZ Investments LP
CI Logistics Strat 1 LP	JEY	60.0%	by ACZ Investments LP
CI Lux Services S.a.r.l.	DE	100%	by CI AM LP
CI Milan Limited	GBR	97.5%	by Cain PE (UK) Limited
CI Roman Holdings Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI San Diego Holdings LLC	DE	14.26%	by Cain RE LLC
CI SF Holdings Limited	GBR	100%	by Cain RE LLC
CI Student Strat 1 CIP GP Limited	JEY	100%	by CI AM LP
CI Student Strat 1 CIP LP	JEY	100%	by CI AM LP
CI Student Strat 1 GP Limited	JEY	100%	by CI AM LP
CI Student Strat 1 LP	JEY	100%	by ACZ Students LLC
CI UK Master Holdings Limited	GBR	100%	by CI AM LP
CI US Services GP LLC	DE	100%	by CI AM LP
CI W57th Street Holdings LLC	DE	100%	by CGREF AIV 1 LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International European Real Estate Opportunity Fund I LP
CI-F Zenith GP Limited	JEY	100%	by CI Student Strat 1 LP
CI-F Zenith LP	JEY	95.0%	by ACZ Investments LP
CI-F Zenith UK Holdings Limited	GBR	100%	by CI-F Zenith LP
CILS Barnsley Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Belvedere Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Ellesmere Port Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Leighton Buzzard Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Milton Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Petersborough Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS Sherburn Limited	GBR	100%	by CILS 1 UK Holdings Limited
CILS1 UK Holdings Limited	GBR	100%	by CI Logistics Strat 1 LP
CIM Zenith Master Holdings Ltd	JEY	100%	by CI Student Strat 1 LP
CIM Bristol Co-Living Holdings Limited	GBR	100%	by CIM Zenith UK Holdings III Limited
CIM Bristol Holdings Limited	GBR	100%	by CIM Zenith UK Holdings III Limited
CIM Leeds Holdings Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Leeds OpCo Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Liverpool OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Manchester Holdings Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Manchester OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Nottingham Holdings 2 Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM Nottingham OpCo Limited	GBR	100%	by CIM Zenith UK Holdings Limited
CIM York Holdings Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM York OpCo Limited	GBR	100%	by CIM Zenith UK Holdings II Limited
CIM Zenith UK Holdings II Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
CIM Zenith UK Holdings III Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
20

Name	Jurisdiction	Percent of Voting Securities Owned
CIM Zenith UK Holdings Limited	GBR	100%	by CIM Zenith Master Holdings Ltd
Clearcover, Inc.	DE	37.99%	by Eldridge Clearcover Holdings LLC
Click Records, Inc.	DE	100%	by DCP Holdco I LLC
CLIO Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
CLT Devco LLC	DE	100%	by A24 Commerce St LLC
CLT Leasing LLC	DE	100%	by A24 Commerce St LLC
CM PEVF I GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF II GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF III GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF IV GP LLC	DE	100%	by Capital Integration Systems LLC
Collins Park, LLC	KS	100%	by Dayton Funding, LLC
Commerce Street Private Credit Fund I, L.P.	DE	0%	Mgmt. by CAIS Commerce Street Private Credit Fund I GP LLC
Commerce Street Private Equity Fund I, L.P.	DE	0%	Mgmt. by CAIS Commerce Street Private Equity Fund I GP LLC
Competitive Socialising Group Limited	GBR	90.2%	by Cain PE (UK) Limited
Competitive Socialising Limited	GBR	100%	by Cain PE (UK) Limited
Competitive Socializing US LLC	DE	100%	by Competitive Socialising Limited
Constant Aviation, LLC	OH	100%	by Fairgrave Omlie, LLC
Convergent Financial Technologies LLC	DE	100%	by Zinnia Tech Solutions LLC
Convive Brands, LLC	DE	92.55%	by Aurify Brands, LLC
Convive Commissary Holdings, LLC	DE	100%	by Convive Brands, LLC
Convive PK Funding, LLC	DE	67.67%	by Convive Brands, LLC
Convive PK Funding, LLC	DE	33.33%	by Eldridge CPK Holdings, LLC
Convive PK Holdings, LLC	DE	92.5%	by Convive PK Funding, LLC
Convive PK Intermediate, LLC	DE	100%	by Convive PK Holdings, LLC
Cooper Portfolio Trust, LLC	DE	100%	by Eldridge Corporate Portfolio Holdings, LLC
Core Complexity Fund GP LLC	DE	100%	by Capital Integration Systems LLC
Core Complexity Fund, L.P.	DE	0%	Mgmt. by Core Complexity Fund GP LLC
Core Convexity International Fund, Ltd.	CYM	100%	by Capital Integration Systems LLC
Coronado Heights, LLC	KS	100%	by Security Benefit Life Insurance Company
Corporate Wings Technical Services LLC	OH	100%	by Fairgrave Omlie, LLC
Cottonwood Pioneer Capital, LLC	KS	100%	by Sherwood Park, Inc.
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CPI Productions, Inc.	DE	100%	by DCP Holdco I LLC
CPK Franchise LLC	DE	100%	by CPK Holdings LLC
CPK Holdings LLC	DE	100%	by Convive PK Intermediate, LLC
CPK Hospitality LLC	TX	100%	by California Pizza Kitchen LLC
CPK Hunt Valley LLC	MD	98.0%	by California Pizza Kitchen LLC
CPK Management LLC	CA	100%	by California Pizza Kitchen LLC
CPK Spirits LLC	TX	100%	by CPK Texas LLC
CPK Texas LLC	TX	100%	by CPK Hospitality LLC
Crack in the Earth Limited	GBR	100%	by A24 Films LLC
Crawford Park Capital, LLC	DE	100%	by Orlando Portfolio Trust, LLC
Crescent Portfolio Trust, LLC	DE	100%	by EPH, LLC
Crestview Park, LLC	KS	100%	by Sherwood Park, Inc.
Croatan Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
CSL (Canada) Limited	GBR	100%	by Competitive Socialising Limited
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
CSL Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
Culper211 LLC	DE	65.0%	by SCF Aviation Capital LLC
Cyrus Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Davis Portfolio Trust, LLC	DE	100%	by EPH, LLC
21

Name	Jurisdiction	Percent of Voting Securities Owned
Dawn Acres V, LLC	DE	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Dawson 1967, LLC	KS	100%	by Sherwood Park, Inc.
Dayton Funding II, LLC	DE	100%	by Sherwood Park, Inc.
Dayton Funding, LLC	DE	100%	by Dayton Funding II, LLC
DC Company Music, LLC	CA	100%	by Dick Clark Productions, LLC
dcp Corp.	DE	100%	by DCP Holdco I LLC
dcp Disc Inc.	DE	100%	by DCP Holdco I LLC
DCP Funding LLC	DE	81.5%	by EMG HoldCo, LLC
DCP Guaranty Services, LLC	DE	100%	by Dick Clark Productions, LLC
DCP Holdco I LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by Valence Media, LLC
DCP Holdings DE, LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50.0%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by Eldridge Media Group, LLC
Dcpl investco, LLC	DE	100%	by Eldridge Media Group, LLC
Death By Pretzel Productions Ltd.	CAN	100%	by Eternity Productions LLC
Death Match LLC	DE	100%	by A24 Films LLC
Death Yell LLC	DE	100%	by A24 Films LLC
Deer Creek Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Delano Brand Holdings LLC	DE	33.34%	by ECD Brand Holdings LLC
Delano Portfolio Trust, LLC	DE	100%	by EPH, LLC
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
Devenetco Ltd	Cyprus	100%	by Amicross Ltd
Dick Clark Communications, Inc.	DE	100%	by DCP Holdco I LLC
Dick Clark Features, Inc.	CA	100%	by DCP Holdco I LLC
Dick Clark Film Group, Inc.	CA	100%	by DCP Holdco I LLC
Dick Clark Kids, Inc.	DE	100%	by DCP Holdco I LLC
Dick Clark Media Archives, LLC	CA	100%	by Dick Clark Productions, LLC
Dick Clark Productions, LLC	DE	100%	by DCP Holdings DE, LLC
Dick Clark Restaurants, Inc.	DE	100%	by DCP Holdco I LLC
Digital Media Asset Holdings, LLC	DE	100%	by EMG AH LLC
Direct Holdings Americas LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas LLC
Direct Holdings Global LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings Libraries Inc.	DE	100%	by DCP Holdco I LLC
Dishwasher LLC	DE	100%	by A24 Films LLC
Dishwasher Productions Inc.	CAN	100%	by Dishwasher Rights LLC
Dishwasher Rights LLC	DE	100%	by A24 Films LLC
DLICT, LLC	DE	75.0%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Doc Lobster, LLC	CA	100%	by MRC Documentary Holdings, LLC
Donkey Elephant Productions, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Dopamine Sparkle LLC	DE	100%	by A24 Films LLC
Double Yew LLC	DE	100%	by A24 Films LLC
Dover Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
DPL Financial Partners, LLC	DE	47.0%	by Eldridge DPL Holdings LLC
Dramatic Movie LA LLC	LA	100%	by A24 Films LLC
Dramatic Movie LLC	DE	100%	by A24 Films LLC
22

Name	Jurisdiction	Percent of Voting Securities Owned
Dramatic Movie Rights LLC	DE	100%	by A24 Films LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
Dust Bowl Capital, LLC	KS	100%	by Sherwood Park, Inc.
Dynamo 1C S.a.r.l.	DE	100%	by Cain PE LLC
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
EA Wellness FL LLC	DE	0%	Mgmt. by EA Wellness MSO LLC
EA Wellness Holdings LLC	DE	55.98%	by Eldridge MSO Holdings LLC
EA Wellness Intermendiate LLC	DE	100%	by EA Wellness Holdings LLC
EA Wellness MSO LLC	DE	100%	by EA Wellness Intermendiate LLC
EACS II, LLC	DE	100%	by Eldridge Industries, LLC
EACS LLC	DE	100%	by Eldridge Industries, LLC
Eagle 2 Limited	GBR	19.1%	by Cain PE (UK) Limited
Eagle 2 Limited	GBR	57.6%	by Competitive Socialising Group Limited
Earhart Capital, LLC	KS	100%	by Security Benefit Life Insurance Company
Easy Mark CDN Productions Inc	CAN	100%	by MRC II Holdings, LP
Easy Mark, LLC	CA	100%	by MRC II Holdings, LP
EBBH, LLC	DE	100%	by Eldridge Industries, LLC
EC 17th Street Holdings LLC	DE	54.9%	by Delano Portfolio Trust, LLC
EC 17th Street MezzCo LLC	DE	100%	by EC 17th Street Holdings LLC
ECD Brand Holdings LLC	DE	50.0%	by CGREF AIV 1 Holdco Brand LLC
ECD Brands Holdings LLC	DE	50.0%	by Delano Portfolio Trust, LLC
Echidna Capital LLC	DE	70.0%	by Anthony D. Minella, Individual
ECM AH 2025-1, LLC	DE	100%	by Eldridge Capital Management, LLC
ECM UK Holdings Limited	GBR	100%	by CI AM LP
EDCF I AB Assetco, LLC	DE	100%	by Dayton Funding, LLC
EDCF I Assetco Trust	DE	0%	Mgmt. by EDCF I AB Assetco, LLC
EDCF I Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCF II AssetCo (U) LLC	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
EDCF II AssetCo Offshore (U) LLC	DE	100%	by Eldridge Diversified Credit Fund II GP, LP
EDCF II Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCF II Offshore Assetco, LLC	KS	100%	by Mine Creek, LLC
EDCFX Assetco, LLC	DE	100%	by Dayton Funding, LLC
Edgewood Portfolio Trust, LLC	DE	100%	by EPH, LLC
EEH 2017 Preferred Member, LLC	DE	100%	by SBT Investors, LLC
EEH 2017, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-AHC, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-EC, LLC	DE	100%	by EEH 2017 Prefered Member, LLC
EH Rockets Holdings LLC	DE	100%	by Eldridge Industries, LLC
EH Rockets Master Holdings LLC	DE	100%	by Eldridge Industries, LLC
EH2021, LLC	DE	100%	by Zinnia Corporate Holdings, LLC
EHA 100 DE LP	DE	60.0%	by EH Rockets Holdings LLC
EHA 100 GP LLC	DE	0%	Mgmt. by EH Rockets Holdings LLC
EISCP Co-Invest Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
EKW Holdings II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings III LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings IV LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings LLC	DE	100%	by Vista Portfolio Trust, LLC
EKW Holdings V LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge 17th Street Holdings LLC	DE	100%	by Delano Portfolio Trust, LLC
Eldridge 4AIR Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge 625 Broadway, LLC	DE	100%	by Mason Portfolio Trust, LLC
23

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge A24 Holdings, LLC	DE	100%	by Tuttle Portfolio Trust, LLC
Eldridge Accelerant Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Acre Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Acre Infrastructure Partners, LP	DE	60.0%	by Eldridge Industries, LLC
Eldridge Acre Partners GP, LLC	DE	60.0%	by Eldridge Acre Holdings LLC
Eldridge Acre Partners, LP	DE	60.0%	by Eldridge Acre Holdings LLC
Eldridge ACZ Funding, LLC	DE	100%	by Ruby Portfolio Trust, LLC
Eldridge Aircraft Services LLC	DE	100%	by EPH II, LLC
Eldridge Al Maryah, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Alpaca Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge AMD Holdings LLC	DE	100%	by Ridge Media Holdings, LLC
Eldridge ARK Crypto US Fund Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Asset Allocation, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Atlas Investor, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Ausenco Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Ballotready Holdings LLC	DE	25.43%	by Mayfair Portfolio Trust, LLC
Eldridge BB Holdings, LLC	DE	100%	by EBBH, LLC
Eldridge BBLP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Eldridge Bilt Holdings LLC	DE	100%	by Dayton Funding, LLC
Eldridge Blink Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Blockchain.com Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Buckle Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Business Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge C9E Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Capital Management (Singapore) PTE. LTD	Singapore	100%	by ESCA Holdings, LLC
Eldridge Capital Management Services (UK) Limited	GBR	100%	by Eldridge Capital Management, LLC
Eldridge Capital Management Services, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Capital Management, LLC	DE	100%	by Eldridge, LLC
Eldridge Carry Holdings, LP	DE	100%	by Eldridge Industries Manager, LLC
Eldridge CDS Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Eldridge CEC Funding, LLC	DE	100%	by Hillcrest Holdings, LLC
Eldridge CG Holdings LLC	DE	0%	Mgmt. by Eldridge CGCI, LLC
Eldridge CG Holdings LLC	DE	0%	Mgmt. by Eldridge FS Holdings, LLC
Eldridge CGCI, LLC	DE	100%	by Eldridge FS Holdings, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CI Holdings II LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge CI LP LLC	DE	100%	by Eldridge CI Holdings II LLC
Eldridge CIC Holdings LLC	DE	17.35%	by Palmer Portfolio Trust, LLC
Eldridge CILP Funding II, LLC	DE	12.51%	by Eldridge Finco, LLC
Eldridge CILP Funding II, LLC	DE	87.49%	by EPH, LLC
Eldridge CILP Funding III, LLC	DE	100%	by Eldridge Finco, LLC
Eldridge CILP Funding IV, LLC	DE	100%	by Grigg Portfolio Trust, LLC
Eldridge CILP Funding, LLC	DE	100%	by Skylark Portfolio Trust, LLC
Eldridge CIREF Holdings, LLC	DE	70.846%	by Potwin Place, LLC
Eldridge CIREF Holdings, LLC	DE	29.154%	by Skyline Portfolio Trust, LLC
Eldridge Clark Funding, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
Eldridge Clearcover Holdings LLC	DE	62.99%	by Edgewood Portfolio Trust, LLC
Eldridge Clearcover Holdings LLC	DE	37.01%	by Vista Portfolio Trust, LLC
Eldridge CLIO Holdings LLC	DE	100%	by Collins Park, LLC
24

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge CLO Manager, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Cloudframe Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge Cobalt Funding, LLC	DE	100%	by Armstrong Portfolio Trust, LLC
Eldridge Co-Invest Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge College Sports Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Convive Holdings II, LLC	DE	27.9%	by Arch Portfolio Trust, LLC
Eldridge Convive Holdings II, LLC	DE	36.33%	by Palmer Portfolio Trust, LLC
Eldridge Convive Holdings II, LLC	DE	35.77%	by Putnam Asset Holdings, LLC
Eldridge Convive Holdings, LLC	DE	100%	by The Eldridge Convive Irrevocable Trust, LLC
Eldridge Corporate Funding LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Corporate Portfolio Holdings, LLC	DE	100%	by EPH, LLC
Eldridge Corporate Services, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings III, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CPK Holdings, LLC	DE	100%	by Eldridge CPK Holdings II, LLC
Eldridge CRB Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Credit Advisers (UK) Limited	GBR	100%	by Eldridge Capital Management, LLC
Eldridge Credit Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Cutover Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge CVPF II Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Datamarx Holdings, LLC	DE	100%	by Perry Portfolio Trust, LLC
Eldridge Dataminr Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge DBDK Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge DBZ Holdings, LLC	DE	13.463%	by Bentley Park, LLC
Eldridge DCF II Aggregator LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge DCF II Aggregator LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II AIV LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge DCF II AIV LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II AIV LP Series I-Levered	DE	0%	Mgmt. by Eldridge DCF II AIV LP
Eldridge DCF II AIV LP Series I-Unlevered	DE	0%	Mgmt. by Eldridge DCF II AIV LP
Eldridge DCF II AIV Series Program I Blocker LLC	DE	100%	by Eldridge Diversified Credit Fund II GP, LP
Eldridge DCF II Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge DCP Holdings LLC	DE	100%	by Ridge Media Holdings, LLC
Eldridge Defense & Security, LLC	DE	69.83%	by Eldridge EDS Holdings II, LLC
Eldridge Defense & Security, LLC	DE	15.08%	by Eldridge EDS Holdings, LLC
Eldridge Digital Asset Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Diversified Credit Feeder Fund II LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Feeder Fund II LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Feeder Fund II LP - Series I-Levered	DE	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP
Eldridge Diversified Credit Feeder Fund II LP - Series I-Unlevered	DE	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP
Eldridge Diversified Credit Feeder Fund LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Feeder Fund LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund I, LP
Eldridge Diversified Credit Fund HoldCo, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund I GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund I, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund I GP, LP
Eldridge Diversified Credit Fund II (Offshore) Levered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Levered
Eldridge Diversified Credit Fund II (Offshore) Levered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
25

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Diversified Credit Fund II (Offshore) LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II (Offshore) LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Levered	CYM	100%	by Eldridge Diversified Credit Fund II (Offshore) LP
Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Unlevered	CYM	100%	by Eldridge Diversified Credit Fund II (Offshore) LP
Eldridge Diversified Credit Fund II (Offshore) Unlevered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II (Offshore) LP – Series I - Unlevered
Eldridge Diversified Credit Fund II (Offshore) Unlevered HoldCo, LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit Fund II GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Fund II Levered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Levered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II Levered HoldCo, LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Levered HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II LP – Series I - Levered	CYM	100%	by Eldridge Diversified Credit Fund II LP
Eldridge Diversified Credit Fund II LP – Series I - Unlevered	CYM	100%	by Eldridge Diversified Credit Fund II LP
Eldridge Diversified Credit Fund II Unlevered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Unlevered HoldCo (L), LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund II Unlevered HoldCo, LP	DE	0%	Mgmt. by Eldridge DCF II Holdings, LLC
Eldridge Diversified Credit Fund II Unlevered HoldCo, LP	DE	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge Diversified Credit Fund Rated Note Feeder LLC	DE	100%	by Eldridge Diversified Credit RNF GP, LP
Eldridge Diversified Credit Fund RNF Master LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit Fund RNF Master LP	DE	0%	Mgmt. by Eldridge Diversified Credit RNF GP, LP
Eldridge Diversified Credit RNF GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Diversified Credit RNF GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP - Series I-Levered
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Feeder Fund II LP - Series I-Unlevered
Eldridge Diversified Credit Series Program I Blocker LP	CYM	0%	Mgmt. by Eldridge Diversified Credit Fund II GP, LP
Eldridge DMO, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge DPL Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge EA Holdings, LLC	DE	84.5%	by SBT Investors, LLC
Eldridge EAIP Holdings, LLC	KS	100%	by Holliday Park, LLC
Eldridge Ediphy Holdings, LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge EDS Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge EDS Holdings, LLC	DE	99.0%	by Baldwin Portfolio Trust, LLC
Eldridge EDS Holdings, LLC	DE	1.0%	by Perry Portfolio Trust, LLC
26

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge ELO Funding LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge Epic Holdings, LLC	DE	100%	by EPH, LLC
Eldridge Equine Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Equine II Holdings LLC	DE	87.34%	by Bedford Portfolio Trust, LLC
Eldridge Equine II Holdings LLC	DE	12.66%	by Wanamaker Portfolio Trust, LLC
Eldridge Equipment Finance LLC	DE	100%	by EPH, LLC
Eldridge Esports Funding II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Executive Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Fevo Funding, LLC	DE	97.54%	by Carlton Portfolio Trust, LLC
Eldridge Fevo Funding, LLC	DE	2.46%	by Madison Portfolio Trust, LLC
Eldridge FGNY Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge FGNY LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge FHI Investor II, LLC	DE	100%	by Dayton Funding II, LLC
Eldridge FHI Investor LLC	DE	100%	by Dayton Funding II, LLC
Eldridge Finco Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Finco, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Fixated Holdings, LLC	DE	100%	by Eldridge AMD Holdings LLC
Eldridge FS Holdings, LLC	DE	18.75%	by Bruce Park Portfolio Trust, LLC
Eldridge FS Holdings, LLC	DE	81.75%	by Montgomery Portfolio Trust, LLC
Eldridge Fund Aggregator, LLC	DE	100%	by Eldridge Fund Investor II, LLC
Eldridge Fund Investor I, LLC	DE	100%	by Wallace Portfolio Trust, LLC
Eldridge Fund Investor II, LLC	DE	100%	by Cooper Portfolio Trust, LLC
Eldridge Gamma Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge G-Form Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Gizer Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge goPuff Holdings LLC	DE	11.43%	by Crawford Park Capital, LLC
Eldridge GP 1 SEF Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge GP1 Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge GP1 Atlas Aggregator LP	DE	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas Co-Investors Offshore LP
Eldridge GP1 Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP, LLC
Eldridge GP1 Atlas Co-Investors Offshore LP	CYM	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Co-Investors Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Co-Investors, LP	DE	0%	Mgmt. by Eldridge Atlas Investor, LLC
Eldridge GP1 Atlas Co-Investors, LP	DE	0%	Mgmt. by Eldridge GP1 Atlas GP, LLC
Eldridge GP1 Atlas FundingCo LP	DE	0%	Mgmt. by Atlas FundingCo GP LLC
Eldridge GP1 Atlas FundingCo LP	DE	0%	Mgmt. by Eldridge GP1 Atlas MezzCo LP
Eldridge GP1 Atlas GP LLC	DE	100%	by Eldridge GP1 Strategic Equity Fund GP LP
Eldridge GP1 Atlas GP, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Atlas I LLC	DE	100%	by Eldridge GP1 Atlas FundingCo LP
Eldridge GP1 Atlas II LLC	DE	100%	by Eldridge GP1 Atlas FundingCo LP
Eldridge GP1 Atlas MezzCo LP	DE	0%	Mgmt. by Atlas MezzCo GP LLC
Eldridge GP1 Atlas MezzCo LP	DE	0%	Mgmt. by Eldridge GP1 Atlas Aggregator LP
Eldridge GP1 Atlas Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas GP LLC
Eldridge GP1 Atlas Offshore LP	CYM	0%	Mgmt. by Eldridge GP1 Atlas US LLC
Eldridge GP1 Atlas US LLC	DE	100%	by Eldridge GP1 Atlas Co-Investors Offshore LP
Eldridge GP1 IPS Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 IPS Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
27

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge GP1 IPS Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Puris Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Puris Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Puris Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Raven Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Raven Aggregator LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Raven Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 SEF Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 SEF Atlas Cayman LP	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund Offshore LP – Series I
Eldridge GP1 SEF Holding, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge GP1 Strategic Equity Fund CIP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund CIP LP	CYM	0%	Mgmt. by Eldridge GP, LLC
Eldridge GP1 Strategic Equity Fund Co-Invest LP	DE	0%	Mgmt. by Eldridge Industries Manager, LLC
Eldridge GP1 Strategic Equity Fund Co-Invest LP	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund GP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund GP LP	CYM	0%	Mgmt. by Eldridge GP, LLC
Eldridge GP1 Strategic Equity Fund L.P.	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund L.P.	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Strategic Equity Fund LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund L.P.
Eldridge GP1 Strategic Equity Fund Offshore LP	DE	0%	Mgmt. by Eldridge GP1 SEF Holding, LLC
Eldridge GP1 Strategic Equity Fund Offshore LP	DE	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund Offshore LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Strategic Equity Fund Offshore LP – Series I	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund Offshore LP
Eldridge GP1 Strategic Equity Fund-A L.P.	CYM	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge GP1 Strategic Equity Fund-A L.P.	CYM	0%	Mgmt. by Eldridge GP1 Strategic Equity Fund GP L.P. - Series 1
Eldridge GP1 Tandem Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HBF II Holdings, LLC	DE	100%	by Hawk Trail, LLC
Eldridge HCC Investor LLC	DE	100%	by PD Holdings LLC
Eldridge HCC, LLC	DE	6.25%	by Eldridge HCC Investor LLC
Eldridge HI Funding, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
Eldridge HIP Riverport Holdings LLC	DE	100%	by Skylark Portfolio Trust, LLC
Eldridge HNSF V Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Homodeus Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge HS Funding LLC	DE	87.69%	by Morningside Portfolio Trust, LLC
Eldridge HS Funding LLC	DE	12.31%	by Walker Portfolio Trust, LLC
Eldridge HSCM Holdings, LLC	DE	100%	by Mammoth Ridge Discovery, LLC
Eldridge HZACS LLC	DE	100%	by Eldridge Industries, LLC
Eldridge IE Funding LLC	DE	60.39%	by Pinecrest Portfolio Trust, LLC
28

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge IE Funding LLC	DE	100%	by Walker Portfolio Trust, LLC
Eldridge India Holdings II, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge India Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge Industries Manager, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Industries, LLC	DE	2.1%	by Bilbao-KCI, LLC
Eldridge Industries, LLC	DE	0%	by Echidna Capital LLC
Eldridge Industries, LLC	DE	2.7%	by EEH 2017, LLC
Eldridge Industries, LLC	DE	5.4%	by EEH 2017-EC, LLC
Eldridge Industries, LLC	DE	74.1%	by SBT Investors, LLC
Eldridge International Management Limited	Abu Dhabi	100%	by Eldridge Al Maryah, LLC
Eldridge Investors Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Investors, LLC	DE	100%	by Eldridge Investors Holdings, LLC
Eldridge IP Holdings II LLC	DE	81.75%	by Eldridge IP Holdings III LLC
Eldridge IP Holdings III LLC	DE	7.96%	by Armstrong Portfolio Trust, LLC
Eldridge IP Holdings III LLC	DE	22.88%	by Bedford Portfolio Trust, LLC
Eldridge IP Holdings III LLC	DE	69.17%	by Pinecrest Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	11.84%	by Armstrong Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	22.88%	by Bedford Portfolio Trust, LLC
Eldridge IP Holdings LLC	DE	65.29%	by Pinecrest Portfolio Trust, LLC
Eldridge IP Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
Eldridge Isar Funding LLC	DE	100%	by Winchester Portfolio Trust, LLC
Eldridge Kamerra Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Kindbody Holdings LLC	DE	1.91%	by Canon Portfolio Trust, LLC
Eldridge Koho Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge KRNL Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge LAD Holdings, LLC	DE	1.0%	by Eldridge Industries, LLC
Eldridge LAD Holdings, LLC	DE	99.0%	by SBC LAD Holdings, LLC
Eldridge Laylo Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge LPC Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Lynx Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Management Carry Holdings, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Management Carry Holdings, LP	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge Management Holdings, LLC	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge Management Holdings, LLC	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge MasterClass Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Media Group, LLC	DE	1.0%	by DCP Holdco I LLC
Eldridge Media Group, LLC	DE	99.0%	by Eldridge Media Holdings, LLC
Eldridge Media Holdings, LLC	DE	58.67%	by Ridge Media Holdings, LLC
Eldridge Media Publishing, LLC	DE	100%	by Eldridge Media Holdings, LLC
Eldridge MetroTech Holdings II LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge MetroTech Holdings, LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge MM CLO WH 2026-2, LLC	KS	100%	by SCF SB Investor, LLC
Eldridge Mojo Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge MSO Holdings LLC	DE	90.0%	by Eldridge Industries, LLC
Eldridge Netomi Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Nexus Funding, LLC	DE	100%	by Note Funding 1892-2, LLC
Eldridge Odyssey Holdings, LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge OOSTO Holdings, LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge PayActiv Holdings LLC	DE	12.31%	by Canon Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	11.72%	by Maple Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	9.21%	by Mason Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	11.72%	by Newton Portfolio Trust, LLC
Eldridge PayActiv Holdings LLC	DE	55.03%	by Oakridge Portfolio Trust, LLC
29

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge PCH Holdings, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge Pixion Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Powerboard Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge PPRO Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Puris Holdings, LLC	DE	100%	by Oakridge Portfolio Trust, LLC
Eldridge PVIII Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Qcode Holdings, LLC	DE	100%	by Eldridge AMD Holdings LLC
Eldridge Qloo Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge QuantaDT Holdings LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge Raven Holdings LLC	DE	100%	by Eldridge GP1 Raven Holdings LLC
Eldridge RBUSA Holdings LLC	DE	30.87%	by Armstrong Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	1.91%	by Canon Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	9.17%	by Steamboat Portfolio Trust, LLC
Eldridge RBUSA Holdings LLC	DE	58.06%	by Wanamaker Portfolio Trust, LLC
Eldridge RDCP II Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RDE Holdings, LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge Resilience Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RJPC Holdings, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge ROS Holdings LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge Route Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge RV Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Eldridge S3-H Holdings LLC	DE	100%	by Dayton Funding II, LLC
Eldridge S3-R Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SamCart Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH Holdings II LLC	DE	100%	by Dayton Funding II, LLC
Eldridge SCIH Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH-P Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCIH-S Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SCPH Investor II LLC	DE	100%	by Dayton Funding II, LLC
Eldridge SCPH Investor LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge SCPH, LLC	DE	3.06%	by Eldridge SCPH Investor LLC
Eldridge SCPH, LLC	DE	46.94%	by Eldridge SCPH Investor II LLC
Eldridge SE Co-Invest E, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge SE Co-Invest E, LP	DE	100%	by Eldridge GP, LLC
Eldridge Services, LLC	DE	100%	by Eldridge Corporate Services, LLC
Eldridge SFLY Funding, LLC	DE	100%	by Potwin Place, LLC
Eldridge Sharp D LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp FC LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp FundingCo II GP LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sharp FundingCo II LP	DE	0%	Mgmt. by Eldridge Sharp D LLC
Eldridge Sharp FundingCo II LP	DE	0%	Mgmt. by Eldridge Sharp FundingCo II GP LP
Eldridge Sharp Holdings II LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Sharp Holdings II LLC	DE	100%	by Eldridge Sharp Holdings III LLC
Eldridge Sharp Holdings III LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Sharp Holdings LLC	DE	100%	by Eldridge Sharp Holdings II LLC
Eldridge Sharp PB LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge Sharp PC LLC	DE	100%	by Eldridge Sharp Holdings LLC
Eldridge SHDG Holdings LLC	DE	100%	by Potwin Place, LLC
Eldridge SkyHive Holdings LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge SLCF IV Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge SME Advisers, LLC	DE	100%	by Eldridge Capital Management, LLC
Eldridge SME Co-Invest E, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge SMT Holdings LLC	DE	100%	by Glenville Portfolio Trust, LLC
30

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Snap! Holdings II LLC	DE	100%	by Oakridge Portfolio Trust, LLC
Eldridge Snap! Holdings LLC	DE	90.0%	by Oakridge Portfolio Trust, LLC
Eldridge Sports and Entertainment C GP, LLC	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund Aggregator A, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Aggregator A, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund Aggregator B, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Aggregator B, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment C GP, LLC
Eldridge Sports and Entertainment Fund C, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund C, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment C GP, LLC
Eldridge Sports and Entertainment Fund LL, LP	DE	100%	by Eldridge Industries, LLC
Eldridge Sports and Entertainment Fund Offshore, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund Offshore, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment Fund, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment Fund, LP	DE	0%	Mgmt. by Eldridge Sports and Entertainment GP, LP
Eldridge Sports and Entertainment GP, LP	DE	0%	Mgmt. by Eldridge Carry Holdings, LP
Eldridge Sports and Entertainment GP, LP	DE	0%	Mgmt. by Eldridge GP, LLC
Eldridge SpotOn Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge StandardVision Holdings, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge Stash Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Structured Credit Advisers, LLC	DE	100%	by ESCA Holdings, LLC
Eldridge Stucki Holdings, LLC	DE	100%	by Perry Park, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge TG Funding, LLC	CYM	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Eldridge Trent Rockets Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Tripledot Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	20.0%	by Armstrong Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	80.0%	by Mason Portfolio Trust, LLC
Eldridge TTV VI Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge TTV-GL Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Tuvoli Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Unqork Holdings II, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Unqork Holdings LLC	DE	70.0%	by Eldridge Unqork Holdings II, LLC
Eldridge Util Holdings, LLC	DE	100%	by Carlton Portfolio Trust, LLC
Eldridge Vanguard Holdings II, LLC	DE	100%	by Eldridge Defense & Security, LLC
Eldridge Vanguard Holdings, LLC	DE	100%	by Eldridge Vanguard Holdings II, LLC
Eldridge VG Funding, LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Viral Nation Holdings LLC	DE	96.27%	by Bedford Portfolio Trust, LLC
Eldridge Viral Nation Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Viral Nation Purchaseco Ltd.	CAN	100%	by Eldridge Viral Nation Holdings LLC
Eldridge VM Holdings LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge Wealth Solutions, Inc.	KS	100%	by Eldridge, LLC
Eldridge Wellthy Funding LLC	DE	100%	by Crawford Park Capital, LLC
Eldridge, LLC	DE	100%	by Eldridge Industries, LLC
Elia Management LLC	DE	100%	by A24 Films LLC
Elia Services LLC	DE	100%	by A24 Films LLC
Elm Portfolio Trust LLC	DE	100%	by EPH II, LLC
31

Name	Jurisdiction	Percent of Voting Securities Owned
Elo Entertainment Inc.	DE	28.0%	by Eldridge ELO Funding LLC
ELPW Project Limited	GBR	100%	by A24 Films LLC
ELPW Rights LLC	GBR	100%	by A24 Films LLC
EMG AH LLC	DE	99.0%	by Eldridge Media Group, LLC
EMG HoldCo, LLC	DE	0%	Mgmt. by Eldridge Media Holdings, LLC
EMH AH LLC	DE	100%	by EMH II, LLC
EMH I, LLC	DE	100%	by Eldridge Media Holdings, LLC
EMH II, LLC	DE	100%	by Eldridge Media Holdings, LLC
EMH-PME Holdings, LLC	DE	100%	by Valence Media, LLC
EMH-PME LLC	DE	100%	by Eldridge Media Group, LLC
EMO Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Empty Suit, LLC	CA	100%	by MRC II Holdings, LP
Endless Encore LLC	DE	100%	by A24 Films LLC
Enemies LLC	DE	100%	by A24 Films LLC
Enemies Rights LLC	DE	100%	by A24 Films LLC
EPH Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
EPH Holdings, LLC	DE	100%	by EPH Holdings II, LLC
EPH II, LLC	DE	100%	by EPH Holdings, LLC
EPH, LLC	DE	100%	by EPH II, LLC
Epic Aero, Inc.	DE	100%	by Flexjet, Inc.
Epic Preferred Holdings II LLC	DE	84.595%	by Eldridge Epic Holdings, LLC
Epic Preferred Holdings II LLC	DE	15.405%	by Hillcrest Holdings, LLC
Epic Preferred Holdings LLC	DE	82.28%	by Harold Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	17.72%	by Madison Portfolio Trust, LLC
Equinox Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
ESCA Capital Administrator, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Capital, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
ESCA Services Holdings, LLC	DE	100%	by ESCA Holdings, LLC
ESCA Services, LLC	DE	99.0%	by ESCA Holdings, LLC
ESCA Services, LLC	DE	1.0%	by Panagram Services Holdings, LLC
Eternal Springs Productions LLC	NY	100%	by MRC II Holdings, LP
Eternity Film Productions Limited	GBR	100%	by A24 Films LLC
Eternity Productions LLC	DE	100%	by A24 Films LLC
Even Older CLT LLC	DE	100%	by A24 Films LLC
Everest Fuel Management, LLC	DE	100%	by Lenticular Energy Holdings, LLC
Evergreen Portfolio Trust, LLC	DE	100%	by EPH, LLC
Everly Holdings, LLC	DE	100%	by SBL Holdings, Inc.
Everly Incentive Plan, LLC	DE	100%	by Everly Holdings, LLC
Everly Life Insurance Company	WI	100%	by Everly Holdings, LLC
Everly, LLC	KS	100%	by Everly Holdings, LLC
Everywoman Limited	GBR	100%	by EW InvestCo Limited
EW InvestCo Limited	GBR	90.6%	by Cain PE LLC
EWM Private Equity Access I GP LLC	DE	100%	by Capital Integration Systems LLC
EWM Private Equity Access I, L.P.	DE	0%	Mgmt. by EWM Private Equity Access I GP LLC
Faces Off LLC	DE	100%	by After The Fact LLC
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Fairfield Portfolio Trust, LLC	DE	100%	by EPH, LLC
Fairgrave Omlie, LLC	OH	100%	by One Sky Flight, LLC
Falcon Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
False Positive LLC	DE	100%	by After The Fact LLC
Family Secret Productions, Inc.	DE	100%	by DCP Holdco I LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
32

Name	Jurisdiction	Percent of Voting Securities Owned
FC Virginia Soccer Club LLC	VA	100%	by Cain International LP
FDC Investment Partners VIII GP LLC	DE	100%	by Capital Integration Systems LLC
FDC Investment Partners VIII, L.P.	DE	0%	Mgmt. by FDC Investment Partners VIII GP LLC
Fear Farm Holdings, LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
Fental Investments SLU	LUX	100%	by Blackbrook Property Holdings SARL
Fever Lake LLC	LA	100%	by After The Fact LLC
Fevo Czech s.r.o.	Czech Republic	100%	by Fevo, Inc.
Fevo d.o.o. Beograd	Serbia	100%	by Fevo, Inc.
Fevo, Inc.	DE	20.19%	by Wanamaker Portfolio Trust, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 24 E12, LLC	DE	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGNY ParentCo Holdings, LLC	DE	86.5%	by Eldridge FGNY LLC
FHI Holdings LLC	DE	100%	by FHI Investor, LLC
FHI Investor, LLC	DE	37.81%	by Eldridge FHI Investor II, LLC
FHI Investor, LLC	DE	62.19%	by Eldridge FHI Investor LLC
Field Point Portfolio Trust, LLC	DE	100%	by Eldridge Industries, LLC
Fields GC, LLC	NY	56.0%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99.0%	by Film Expo Group Holdings LLC
FilmNation Partners, LLC	DE	20.2%	by MRC II Distribution Company, L.P.
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by SBL Holdings, Inc.
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Tacos Holdings, LLC
Flexjet Holdings Malta Limited	Malta	100%	by Flexjet International, DAC
Flexjet International, DAC	Ireland	49.0%	by Flexjet Limited
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet Operations Ltd.	GBR	100%	by Flexjet International, DAC
Flexjet Operations Malta Limited	Malta	100%	by Flexjet Malta Holdings Limited
Flexjet Vertical Lift, LLC	DE	100%	by One Sky Flight, LLC
Flexjet, Inc.	DE	5.17%	by Big Springs, LLC
Flexjet, Inc.	DE	15.67%	by Eldridge EA Holdings, LLC
Flexjet, Inc.	DE	6.89%	by Epic Preferred Holdings II LLC
Flexjet, Inc.	DE	3.41%	by Epic Preferred Holdings LLC
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
FLF Invest EOOD	Bulgaria	100%	by Grayalfa Holdings Ltd
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flint Rock Portfolio Trust, LLC	DE	100%	by EPH, LLC
Flip the Script, LLC	DE	100%	by Sugar23, Inc.
Fort Pruf Rock Mezz LLC	DE	100%	by Fort Pruf Rock Parent LLC
Fort Pruf Rock Parent LLC	DE	50.0%	by CI FLL Holdings, LLC
Fort Pruf Rock Trustee LLC	DE	100%	by Fort Pruf Rock Mezz LLC
Fortwell Capital Limited	GBR	95.0%	by ECM UK Holdings Limited
Fortwick 1 LP	Scotland	71.25%	by Fortwell Capital Limited
Fox River Investments, LLC	DE	100%	by Spoon River Investments, LLC
FPR 1 Member LLC	DE	100%	by Fort Pruf Rock Parent LLC
FPR 1 Mezz LLC	DE	100%	by FPR Investor LLC
FPR 1 PropCo LLC	DE	100%	by FPR 1 Mezz LLC
FPR Investor LLC	DE	100%	by FPR 1 Member LLC
33

Name	Jurisdiction	Percent of Voting Securities Owned
FPR US 1 LLC	DE	100%	by Fort Pruf Rock Parent LLC
Franklin Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Free State Funding, LLC	KS	100%	by Sherwood Park, Inc.
FreezeCorp LLC	DE	100%	by A24 Films LLC
Frimpse Film Productions Ltd	CAN	100%	by Frimpse LLC
Frimpse LLC	CA	100%	by MRC II Holdings, LP
Fulwell Cain Studios Limited	GBR	100%	by CI SF Holdings Limited
Fulwell Investor, LP	DE	100%	by Eldridge Sports and Entertainment GP, LP
Fulwell Member U.S. Holdco, Inc.	GBR	32.0%	by Valence FW73, LLC
Fulwell Member UK Holdco Limited	GBR	32.0%	by Valence FW73, LLC
Fusion PBSA Platform Limited	GBR	33.3%	by CI UK Master Holdings Limited
Future Autumn LLC	DE	100%	by After The Fact LLC
Future to the Back Limited	GBR	100%	by A24 Films LLC
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
FX Notes LLC	DE	100%	by SCF Aviation Capital LLC
FXSolutions, LLC	DE	100%	by One Sky Flight, LLC
Galinda Park, LLC	DE	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
Galliard Group Limited	GBR	4.8%	by CI GGL Limited
Gamma Media Holdings UK LTD	GBR	100%	by Gamma Media Holdings, LLC
Gamma Media Holdings, LLC	DE	43.50%	by Flint Rock Portfolio Trust, LLC
Garfield Park, LLC	KS	100%	by Sherwood Park, Inc.
GC Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (TCRW) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70.0%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
GEC Finance, LLC	DE	100%	by Eldridge Industries, LLC
Generate Entertainment, LLC	DE	100%	by DCP Holdings DE, LLC
Gennessee Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
G-Form Incentive Plan, LLC	DE	100%	by Eldridge G-Form Holdings LLC
G-Form, LLC	RI	23.50%	by Wanamaker Portfolio Trust, LLC
Ghost Shift LLC	DE	100%	by A24 Films LLC
Ghost Shift Rights LLC	DE	100%	by A24 Films LLC
Gizer Inc.	DE	26.23%	by Eldridge Gizer Funding LLC
Gladstone Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Glenville Portfolio Trust, LLC	DE	100%	by EPH, LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
GLT Private Alts Fund I, L.P.	DE	0%	Mgmt. by CAIS GLT Private Alts Fund I GP LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
Golden Globes Holdings, LLC	DE	33.3%	by EMH-PME LLC
Golden Globes, LLC	DE	60.0%	by Golden Globes Holdings, LLC
Got a Little Sloppy LLC	DE	100%	by A24 Films LLC
Got A Little Sloppy Productions Inc.	CAN	100%	by Mother Mary Rights LLC
Granger Portfolio Trust, LLC	DE	100%	by EPH, LLC
Grayalfa Holdings Ltd	Cyprus	100%	by Devenetco Ltd
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Columbus, LLC	OH	100%	by Great Room Escape, LLC
34

Name	Jurisdiction	Percent of Voting Securities Owned
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC
GRE Houston, LLC	TX	100%	by Great Room Escape, LLC
GRE Jacksonville, LLC	FL	100%	by Great Room Escape, LLC
GRE Nashville, LLC	TN	100%	by Great Room Escape, LLC
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Green Room, LLC	CA	100%	by MRC II Holdings, LP
Great Room Escape, LLC	CO	100%	by 13FEG Ops, LLC
Greatest Night, LLC	CA	100%	by MRC Documentary, L.P.
Greenview Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Grigg Portfolio Trust, LLC	DE	100%	by EPH, LLC
Grove Lane Portfolio Trust, LLC	DE	100%	by EPH, LLC
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
Gun & Radio, LLC	CA	100%	by MRC Documentary, L.P.
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6109, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
GVI 7019, LLC	DE	100%	by Air Eldridge LLC
GYKIT, LLC	CA	100%	by MRC Documentary Holdings, LLC
Halfnelson Films UK Limited	GBR	100%	by MRC II Holdings, LP
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Halo Aviation Ltd.	GBR	100%	by Flexjet Operations Ltd.
Hamilton Portfolio Trust LLC	DE	100%	by EPH, LLC
Hamilton Portfolio Trust LLC	DE	100%	by EPH, LLC
Harold Portfolio Trust, LLC	DE	100%	by EPH, LLC
Harsh Times, LLC	DE	30.0%	by MRC Investments, LLC
Hawk Trail, LLC	DE	100%	by Security Benefit Life Insurance Company
Hibernation Season Inc.	CAN	100%	by A24 Films LLC
High Roller Productions LLC	CA	100%	by MRC II Holdings, LP
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EPH Holdings, LLC
Hillcrest Holdings, LLC	KS	100%	by Dayton Funding, LLC
Hillside Portfolio Trust, LLC	DE	100%	by EPH, LLC
HM DevCo Limited	GBR	100%	by Honey Monster Limited
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Honey Monster Limited	GBR	100%	by CI HM InvestCo Limited
HoneyMonster HoldCo 1 Limited	GBR	100%	by Honey Monster Limited
HoneyMonster HoldCo 2 Limited	GBR	100%	by HoneyMonster HoldCo 1 Limited
Horizon Sponsor, LLC	DE	30.33%	by Eldridge HZACS LLC
Horseball Enterprises LLC	DE	100%	by A24 Films LLC
Horseball Rights LLC	DE	100%	by A24 Films LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
Hot Sauce LLC	CA	100%	by MRC II Holdings, LP
Hotel Sales Services (Private) Limited	Sri Lanka	100%	by Amanresorts Management B.V.
House Claw LLC	LA	100%	by After The Fact LLC
House of Torment LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hypercolor, LLC	CA	100%	by MRC II Holdings, LP
Hyphen Hyphen LLC	DE	100%	by After The Fact LLC
HZACS CI, LLC	DE	0%	Mgmt. by Eldridge HZACS LLC
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
35

Name	Jurisdiction	Percent of Voting Securities Owned
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Illuminarium Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
Industry Standard Pictures LLC	DE	100%	by A24 Films LLC
Into Drama LLC	DE	100%	by A24 Films LLC
ITE Equipment Leasing Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
ITE Equipment Leasing Access Fund, L.P.	DE	0%	Mgmt. by ITE Equipment Leasing Access Fund GP LLC
ITTF LLC	DE	100%	by A24 Films LLC
ITTF Rights LLC	DE	100%	by A24 Films LLC
Ivory Fort, LLC	KS	100%	by Sherwood Park, Inc.
Janu Boat (Cayman) Limited	CYM	100%	by Mana Holdco Limited
JANU BOAT FINCO LIMITED	GBR	100%	by Mana Holdco Limited
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
Jefferson Square 1892, LLC	DE	100%	by Dayton Funding, LLC
Jellybean Ghost LLC	DE	100%	by A24 Films LLC
JetCorp Technical Services, Inc.	MO	100%	by Fairgrave Omlie, LLC
JJ Concepts Limited	GBR	50.0%	by Cain PE (UK) Limited
JJ ISQ Limited	GBR	100%	by JJ Concepts Limited
Joe Cross For Mayor LLC	DE	92.5%	by A24 Films LLC
Joe Cross For Mayor Rights LLC	DE	100%	by A24 Films LLC
Jola20, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Juno Albatros, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno CB 1, S.L.U.	Spain	100%	by Juno Holdings Spain 2, S.L.U.
Juno Corn, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Holdings Lux 2 S.a.r.l	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux 3 S.a.r.l.	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux I S.a.r.l	LUX	95.0%	by Juno Holdings Lux Sarl
Juno Holdings Lux M Sarl	LUX	100%	by Juno Holdings Lux Sarl
Juno Holdings Lux Sarl	LUX	100%	by CIEF1 UK Holdings Limited
Juno Holdings Spain 1, S.L.U.	Spain	100%	by Juno Holdings Lux 2 S.a.r.l
Juno Holdings Spain 2, S.L.U.	Spain	100%	by Juno Holdings Lux 3 S.a.r.l.
Katana Rights LLC	DE	100%	by A24 Films LLC
Kaw Valley Capital, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
Kebramatix Lda	LUX	50.0%	by Simpatica Decisao Unipessoal Lda.
Keep Spitballing LLC	DE	100%	by A24 Films LLC
Keshet/dcp LLC	DE	50.0%	by PME-DCP HoldCo, LLC
KMA Gems LLC	DE	100%	by After The Fact LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Knoema IT Solutions India Private Limited	India	100%	by Seek Data LLC
Koryfeum GmbH	LUX	10.1%	by CI Koryfeum Sarl
Krakow Office Park B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
KV IX Access GP LLC		100%	by Capital Integration Systems LLC
KV IX Access, L.P.	DE	0%	Mgmt. by KV IX Access GP LLC
KWCI GP	Ireland	50.0%	by Cain International European Real Estate Opportunity Fund I GP Limited
KWCI LP	NJ	50.0%	by CI CB3 Subfund
KWSB Real Estate Venture I, LLC	DE	80.0%	by EKW Holdings LLC
KWSB Real Estate Venture II, LLC	DE	80.0%	by EKW Holdings II LLC
KWSB Real Estate Venture III, LLC	DE	80.0%	by EKW Holdings III LLC
KWSB Real Estate Venture IV, LLC	DE	80.0%	by EKW Holdings IV LLC
Last Rider Productions UK Limited	GBR	100%	by MRC Documentary, L.P.
Last Rider Productions, LLC	CA	100%	by MRC Documentary, L.P.
36

Name	Jurisdiction	Percent of Voting Securities Owned
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
LB 1291 First Avenue, LLC	DE	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB City Vista, LLC	DE	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LB Westport, LLC	DE	100%	by Little Beet, LLC
Leadoff Investments, LLC	DE	100%	by SBT Investors, LLC
Legs Film Rights LLC	DE	100%	by A24 Films LLC
Lenox Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Lenticular Energy Holdings, LLC	DE	11.73%	by Eldridge 4AIR Holdings LLC
Lenticular Energy Holdings, LLC	DE	7.17%	by Eldridge EA Holdings, LLC
Lenticular Energy Holdings, LLC	DE	1.04%	by Eldridge Tuvoli Holdings LLC
Lenticular Energy Holdings, LLC	DE	5.52%	by Epic Preferred Holdings II LLC
Lenticular Energy Holdings, LLC	DE	1.56%	by Epic Preferred Holdings LLC
Let Them Comes LLC	DE	100%	by A24 Films LLC
Life is Beautiful Holdings, LLC	DE	32.32%	by Rolling Stone LLC
Life Products Solutions Group, LLC	FL	100%	by Zinnia Tech Solutions LLC
Life.io, LLC	DE	100%	by Zinnia Tech Solutions LLC
Linda Margaret Rae LLC	DE	100%	by After The Fact LLC
Little Beet Brands Holdings, LLC	DE	100%	by Aurify Brands Holdings, LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98.0%	by Aurify Brands Holdings, LLC
Little Bluestem, LLC	KS	100%	by Sherwood Park, Inc.
Liverpool Holdings Limited	GBR	100%	by CI-F Zenith UK Holdings Limited
Livingston Portfolio Trust, LLC	DE	100%	by Ruby Portfolio Trust, LLC
LME1 Limited	GBR	100%	by Competitive Socialising Limited
Lockwood Portfolio Trust, LLC	DE	100%	by EPH, LLC
Locust Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Lost in the Andes, LLC	CA	100%	by MRC Documentary, L.P.
LPQ Sailboat Pond, Inc.	DE	100%	by APQ Sailboat Pond NY, LLC
LPQ USA, LLC	DE	100%	by Aurify Brands, LLC
LR Special Limited	GBR	100%	by A24 Films LLC
LSPW Project Limited	GBR	100%	by A24 Films LLC
LSPW Rights LLC	DE	100%	by A24 Films LLC
Luminate Data Holdings, LLC	DE	100%	by PME TopCo, LLC
Luminate Data, LLC	DE	100%	by Luminate Data Holdings, LLC
Luxury Linoleum LLC	DE	100%	by A24 Films LLC
Madison Portfolio Trust, LLC	DE	100%	by EPH, LLC
MAG Finance, LLC	KS	100%	by Dornwood Park,LLC
Magnolia Portfolio Trust, LLC	DE	100%	by EPH, LLC
Maman sait mieux Productions Inc.	CAN	100%	by A24 Sunset LLC
Mammoth Ridge Discovery, LLC	KS	100%	by Sherwood Park, Inc.
Mana BH LLC	DE	100%	by Mana Holdco Limited
Mana Holdco Limited	GBR	100%	by Moto Investco Limited
Mana OpCo Limited	GBR	100%	by Moto Investco Limited
Maple Hill, LLC	KS	100%	by Sherwood Park, Inc.
37

Name	Jurisdiction	Percent of Voting Securities Owned
Maple Portfolio Trust, LLC	DE	100%	by EPH, LLC
Maranon Capital Ultimate General Partner LLC	DE	100%	by Eldridge Capital Management, LLC
Maranon Centre Street Executive Fund LP	DE	99.00%	by Eldridge Credit Advisers, LLC
Maranon Centre Street General Partner, LP	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Centre Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre Street SPV LLC	DE	100%	by Maranon Centre Street Partnership LP
Maranon Centre-B Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre-B Street SPV LLC	DE	100%	by Maranon Centre-B Street Partnership LP
Maranon Holdings, LLC	DE	100%	by Eldridge Capital Management, LLC
Maranon Loan Funding 2026-1 WH, LLC	KS	100%	by Ruby Slipper Pair, LLC
Maranon Management LLC	DE	100%	by Eldridge Credit Advisers, LLC
Maranon Mezzanine Fund II, LP	DE	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Mezzanine GP II, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine Offshore Fund II, LP	CYM	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Partners, LLC	KS	60.98%	by Eldridge Capital Management, LLC
Maranon Senior Credit Fund II-B, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund IX DB, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX, LLC	DE	100%	by Maranon Senior Credit Fund IX DB, L.P.
Maranon Senior Credit Fund IX, LLC	DE	0%	Mgmt. by Maranon Senior Credit Fund IX GP, L.P.
Maranon Senior Credit Fund V-Onshore SPV LLC	DE	100%	by Maranon Senior Credit Strategies Fund V-Levered, LP
Maranon Senior Credit GP II, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit IV, LLC	KS	100%	by Sherwood Park, Inc.
Maranon Senior Credit Opportunities Fund SPV GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Opportunities Fund SPV II, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV II, LP
Maranon Senior Credit Opportunities Fund SPV II, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Opportunities Fund SPV III, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV II, LP
Maranon Senior Credit Opportunities Fund SPV III, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Opportunities Fund SPV, LLC	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV, LP
Maranon Senior Credit Opportunities Fund SPV, LP	DE	100%	by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Strategies Fund V-Levered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund V-Unlevered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund X GP, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Strategies Fund XIII DB, LLC	DE	0%	Mgmt. by Maranon Senior Strategies Fund XIII GP, L.P.
Maranon Senior Credit Strategies Fund XIV GP, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Strategies Fund XIV, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund XIV GP, L.P.
38

Name	Jurisdiction	Percent of Voting Securities Owned
Maranon Senior Credit Strategies Fund X-Levered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies Fund X-Unlevered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies GP V, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit X-Levered SPV, LLC	DE	100%	by Maranon Senior Credit Strategies Fund X-Levered, L.P.
Maranon Senior Rated Fund I LLC	DE	0%	Mgmt. by Eldridge Credit Advisers, LLC
Maranon Senior Strategies Fund XIII GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Strategies Fund XIII, L.P.	DE	100%	by Maranon Senior Credit Strategies Fund XIII DB, LLC
Maranon Services Corp.	DE	100%	by Eldridge Credit Advisers, LLC
Maranon Services, LLC	DE	99.9%	by Eldridge Credit Advisers, LLC
Maranon Services, LLC	DE	0.1%	by Maranon Services Corp.
Mark the Squid Limited	GBR	100%	by A24 Films LLC
Marty Post Inc.	CAN	100%	by ITTF Rights LLC
MASH EI Holdco, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Maslow's Group LLP	GBR	0%	Board rights held by Cain PE LLC
Maslow's Kensington Employee Co Limited	GBR	100%	by Maslow's UK Services Ltd
Maslow's UK Services Ltd	GBR	100%	by Maslow's Group LLP
Mason Portfolio Trust, LLC	DE	100%	by EPH, LLC
Massive Noise Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by EPH, LLC
McBride Portfolio Trust, LLC	DE	100%	by Eldridge Finco, LLC
Meadowlark Funding LLC	KS	100%	by Dayton Funding, LLC
Media Rights Capital II, LLC	DE	100%	by MRC III Holdings, LLC
Media Rights Capital III, LLC	DE	0.94%	by DCP Holdco I LLC
Media Rights Capital III, LLC	DE	36.56%	by EMG HoldCo, LLC
Meez Culinary Solutions, Inc.	DE	14.9%	by Aurify Brands Management, LLC
Meez Culinary Solutions, Inc.	DE	85.1%	by Aurify Brands, LLC
Mellotron, LLC	DE	40.0%	by Carlostron, LLC
Melt Shop Enterprises, LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96.5%	by Aurify Brands Holdings, LLC
Meriden Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Merriam Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MG Warwick Street HoldCo Limited	GBR	100%	by Maslow's Group LLP
MG Warwick Street OpCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
MG Warwick Street PropCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60.0%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Millway Drive LLC	DE	100%	by A24 Films LLC
Mine Creek, LLC	KS	100%	by Sherwood Park, Inc.
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by After The Fact LLC
Miss Gabler Productions LLC	DE	100%	by A24 Films LLC
Misty Green LLC	DE	100%	by A24 Films LLC
Misty Rights LLC	DE	100%	by A24 Films LLC
MK Debt, LLC	DE	100%	by LPQ USA, LLC
39

Name	Jurisdiction	Percent of Voting Securities Owned
MK USA, LLC	DE	100%	by LPQ USA, LLC
Momijigaoka Shukusha Jigyo Tokutei Mokuteki Kaisha	Japan	74.0%	by AP Hakone Pte. Limited
Monarch Field, LLC	KS	100%	by Security Benefit Life Insurance Company
Monoceros Media LLC	DE	100%	by A24 Films LLC
Monoceros Post Inc.	CAN	100%	by A24 Sunset LLC
Monroe Portfolio Trust, LLC	DE	100%	by Eldridge Industries, LLC
Monsters of God LLC	DE	100%	by A24 Films LLC
Monterey Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EPH Holdings, LLC
Montgomery Portfolio Trust, LLC	DE	100%	by EPH, LLC
Moore Portfolio Trust, LLC	DE	100%	by EPH, LLC
Morning People LLC	DE	100%	by Elia Management LLC
Morningside Portfolio Trust, LLC	DE	100%	by EPH, LLC
Morse Code UK Films Limited	GBR	100%	by MRC II Holdings, LP
Morse Code, LLC	CA	100%	by MRC II Holdings, LP
Mosaic Media Investment Partners, LLC	DE	100%	by DCP Holdings DE, LLC
Mother Knows Post LLC	DE	100%	by A24 Films LLC
Mother Mary Rights LLC	DE	100%	by A24 Films LLC
Moto Investco Limited	GBR	13.33%	by Atlas Venture Investment LP
Mountains & Rivers LLC	DE	100%	by A24 Films LLC
MPQ 1377 Sixth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 1400 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 1535 Third Avenue LLC	NY	100%	by MK USA, LLC
MPQ 1800 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 2161 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 339 Seventh Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 370 Lexington, LLC	NY	100%	by MK USA, LLC
MPQ 400 Fifth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 685 Third Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 688 Bronx HoldCo, LLC	DE	100%	by MK USA, LLC
MPQ 921 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ Bronx Commissary, LLC	NY	100%	by MK USA, LLC
MRC Documentary Holdings, LLC	DE	100%	by Media Rights Capital II, LLC
MRC Documentary, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, LLC
MRC III Holdings, LLC	DE	100%	by Media Rights Capital III, LLC
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, LLC
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MS 101 Maiden, LLC	NY	100%	by Melt Shop, LLC
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Special Events, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
40

Name	Jurisdiction	Percent of Voting Securities Owned
MS W26, LLC	NY	100%	by Melt Shop, LLC
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
Mulberry Portfolio Trust LLC	DE	100%	by EPH, LLC
Music Business Worldwide Limited (UK)	GBR	50.0%	by PME Holdings, LLC
N318MM, LLC	KS	50.0%	by Eldridge Wealth Solutions, Inc.
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
NBT Holdings, LLC	DE	97.0%	by Venture Brand Management LLC
Neptune Co.	CYM	50.0%	by Janu Boat (Cayman) Limited
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
New Fortwick 1 GP Limited	Scotland	100%	by ECM UK Holdings Limited
NewPoint Impact Fund I Access GP LLC	DE	100%	by Capital Integration Systems LLC
NewPoint Impact Fund I Access, L.P.	DE	0%	Mgmt. by NewPoint Impact Fund I Access GP LLC
Newton Portfolio Trust, LLC	DE	100%	by EPH, LLC
Nextant Aerospace, LLC	OH	100%	by Nextant Sales, LLC
Nextant Sales, LLC	OH	100%	by Fairgrave Omlie, LLC
Nice Playground LLC	DE	100%	by A24 Films LLC
Nicodemus Place, LLC	KS	100%	by Sherwood Park, Inc.
Nightmare Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
No Commas LLC	DE	100%	by A24 Films LLC
North City Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Northwest TCI Holdings Ltd.	Turks and Caicos	100%	by TCI FINCO LIMITED
Note Funding 1892-2, LLC	KS	100%	by EPH, LLC
NZC Capital LLC	DE	89.5%	by Todd L. Boehly, Individual
Oakridge Portfolio Trust, LLC	DE	100%	by EPH, LLC
Oaktree Entertainment, LLC	DE	100%	by MRC II Holdings, LP
Oaktree Opportunities XII CAIS (Onshore) Access Fund, L.P.	DE	0%	Mgmt. by CAIS OT Opportunities XII CAIS (Onshore) Access Fund GP LLC
Oasis BH, LLC	DE	29.33%	by CI BH Holdings II LLC
Oasis BH, LLC	DE	58.22%	by CI BH Holdings LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH FB Issuer LLC	DE	100%	by OBH PE Issuer II LLC
OBH HoldCo LLC	DE	100%	by OBH HoldCo Pledgor LLC
OBH HoldCo Pledgor LLC	DE	100%	by OBH FB Issuer LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH, LLC
OBH PE Issuer II LLC	DE	100%	by OBH PE Issuer LLC
OBH PE Issuer LLC	DE	100%	by Oasis BH, LLC
Ocarina Incident LLC	DE	100%	by After The Fact LLC
OCM Private Wealth Alternative Opportunities Fund I GP LLC	DE	100%	by Capital Integration Systems LLC
OCM Private Wealth Alternative Opportunities Fund I, L.P.	DE	0%	Mgmt. by OCM Private Wealth Alternative Opportunities Fund I GP LLC
OGS London Limited	GRB	100%	by Mana OpCo Limited
On The Rocks LLC	DE	100%	by After The Fact LLC
One BH Investors LLC	DE	77.5%	by Cain RE LLC
One BH Investors LLC	DE	22.5%	by Mana BH LLC
One Brick Select Private Equity 2024 GP LLC	DE	100%	by Capital Integration Systems LLC
One Brick Select Private Equity 2024, L.P.	DE	0%	Mgmt. by One Brick Select Private Equity 2024 GP LLC
One Brick Select Private Real Estate 2025 GP LLC	DE	100%	by Capital Integration Systems LLC
41

Name	Jurisdiction	Percent of Voting Securities Owned
One Brick Select Private Real Estate 2025, L.P.	DE	0%	Mgmt. by One Brick Select Private Real Estate 2025 GP LLC
One For All Productions LLC	DE	100%	by A24 Films LLC
One For All Rights LLC	DE	100%	by A24 Films LLC
One Sky Flight Holdings, LLC	DE	100%	by Epic Aero, Inc.
One Sky Flight, LLC	DE	100%	by One Sky Flight Holdings, LLC
Onslaught Productions Inc.	CAN	100%	by Onslaught Rights LLC
Onslaught Rights LLC	DE	100%	by A24 Films LLC
Orlando Portfolio Trust, LLC	DE	100%	by Rocky Portfolio Trust, LLC
Osler Media Inc.	CAN	100%	by A24 Sunset LLC
Osler Media Quebec Inc.	CAN	100%	by A24 Sunset LLC
Oso Season LLC	DE	100%	by A24 Films LLC
Owl Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
OWR Hotel Owner LLC	DE	100%	by OWR Intermediate Co LLC
OWR Intermediate Co LLC	DE	100%	by OWR InvestCo LLC
OWR InvestCo LLC	DE	100%	by OBH HoldCo LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Palm Beach Ambassador Fee Borrower LLC	DE	100%	by Palm Beach Ambassador Fee Pledgor LLC
Palm Beach Ambassador Fee Pledgor LLC	DE	100%	by The Ambassador Hotel Cooperative Apartments Corp.
Palm Beach Ambassador Holdco LLC	DE	100%	by Palm Beach Edgewater/Ambassador JV LLC
Palm Beach Ambassador Leasehold Borrower LLC	DE	100%	by Palm Beach Ambassador Leasehold Pledgor LLC
Palm Beach Ambassador Leasehold Pledgor LLC	DE	100%	by Palm Beach Ambassador Holdco LLC
Palm Beach Edgewater Fee Borrower LLC	DE	100%	by Palm Beach Edgewater Fee Pledgor LLC
Palm Beach Edgewater Fee Pledgor LLC	DE	100%	by The Edgewater House Corporation
Palm Beach Edgewater Holdco LLC	DE	100%	by Palm Beach Edgewater/Ambassador JV LLC
Palm Beach Edgewater Leasehold Borrower LLC	DE	100%	by Palm Beach Edgewater Leasehold Pledgor LLC
Palm Beach Edgewater Leasehold Pledgor LLC	DE	100%	by Palm Beach Edgewater Holdco LLC
Palm Beach Edgewater/Ambassador JV LLC	DE	50.0%	by ACZ PB Holdings, LLC
Palmer Portfolio Trust, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Palouse Productions LLC	DE	100%	by A24 Films LLC
Panagram Senior Loan Fund I GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund I, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund I GP, LLC
Panagram Senior Loan Fund II GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund II, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund II GP, LLC
Panagram Senior Loan Fund III GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund III, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund III GP, LLC
Panagram Senior Loan Fund IV GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund IV, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund IV GP, LLC
Panagram Senior Loan Fund V GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund V, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund V GP, LLC
Panagram Senior Loan Fund VI GP, LLC	DE	100%	by ESCA Holdings, LLC
Panagram Senior Loan Fund VI, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund VI GP, LLC
Parks and Haites Limited	GBR	100%	by A24 Films LLC
PayActiv, Inc.	DE	17.65%	by Eldridge PayActiv Holdings LLC
PD Holdings LLC	DE	100%	by Dayton Funding, LLC
Peasant Productions LLC	DE	100%	by A24 Films LLC
Peasant Rights LLC	DE	100%	by A24 Films LLC
Perry Park, LLC	KS	100%	by Security Benefit Life Insurance Company
Perry Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
42

Name	Jurisdiction	Percent of Voting Securities Owned
PG Senior Loan Fund VIII Issuer, LLC	DE	100%	by Merriam Portfolio Trust, LLC
PG32OS LLC	DE	100%	by Policygenius LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pinckney Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Pinecrest Portfolio Trust, LLC	DE	100%	by EPH, LLC
Pinegrove Capital Partners I Access, L.P.	DE	0%	Mgmt. by CAIS Pinegrove Capital Partners I Access GP LLC
Pink Chair Productions LLC	DE	100%	by After The Fact LLC
Pink Opaque LLC	DE	100%	by After The Fact LLC
Pixion Games Limited	GBR	11.62%	by Eldridge Pixion Funding LLC
PME AH LLC	DE	100%	by EMH II, LLC
PME Holdings, LLC	DE	100%	by PME TopCo, LLC
PME Investor, LLC	DE	100%	by Eldridge Sports and Entertainment GP, LP
PME Music, LLC	DE	100%	by PME Holdings, LLC
PME TopCo, LLC	DE	40.0%	by EMH-PME Holdings, LLC
PME-DCP HoldCo, LLC	DE	100%	by PME TopCo, LLC
Poker Face CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Policygenius BGA LLC	DE	100%	by Zinnia Tech Solutions LLC
Policygenius LLC	DE	100%	by Zinnia Tech Solutions LLC
Poppy Field Productions, LLC	CA	100%	by MRC II Holdings, LP
Portsmouth Zenith Holdings Limited	GBR	100%	by CI-F Zenith UK Holdings Limited
Post Portfolio Trust, LLC	DE	100%	by Monroe Portfolio Trust, LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Prairie Hill, LLC	KS	100%	by Sherwood Park, Inc.
PrescientCo Holdings, LLC	DE	16.58%	by Eldridge PCH Holdings, LLC
PrescientCo Holdings, LLC	DE	15.25%	by Mayfair Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	23.50%	by Palmer Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	24.82%	by Steamboat Portfolio Trust, LLC
PrescientCo LLC	DE	100%	by PrescientCo Holdings, LLC
Prezzo Trading Limited	GBR	100%	by Brava Hospitality Group Limited
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Sherwood Park, Inc.
Primrose Portfolio Trust, LLC	DE	100%	by EPH, LLC
Princess Klepto LLC	DE	100%	by After The Fact LLC
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
Procyon Evergreen I GP LLC	DE	100%	by Capital Integration Systems LLC
Procyon Evergreen I, L.P.	DE	0%	Mgmt. by Procyon Evergreen I GP LLC
Procyon Vintage I GP LLC	DE	100%	by Capital Integration Systems LLC
Procyon Vintage I, L.P.	DE	0%	Mgmt. by Procyon Vintage I GP LLC
Prospect Portfolio Trust, LLC	DE	100%	by EPH, LLC
Public House Productions LLC	DE	100%	by A24 Films LLC
Pumpkin Fest Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EPH, LLC
PZO JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Queen Morgan, LLC	CA	100%	by MRC Documentary Holdings, LLC
Queens LLC	DE	100%	by After The Fact LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding, LLC
RA 1537 Holding Limited	GBR	100%	by Mana Holdco Limited
Radnor Equity Partners, L.P.	DE	0%	Mgmt. by CAIS Radnor Equity Partners GP LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP
Raising Destiny, LLC	CA	100%	by MRC Documentary, L.P.
Ramy Rights LLC	DE	100%	by A24 Films LLC
43

Name	Jurisdiction	Percent of Voting Securities Owned
Randolph Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Ravenwood Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Razor's Edge Fund IV Access GP LLC	DE	100%	by Capital Integration Systems LLC
Razor's Edge Fund IV Access, L.P.	DE	0%	Mgmt. by Razor's Edge Fund IV Access GP LLC
Real American Hero LLC	DE	100%	by A24 Films LLC
Real American Hero Productions Ltd.	CAN	100%	by Real Hero Rights LLC
Real American Hero Quebec Productions Ltd.	CAN	100%	by Real American Hero LLC
Real Hero Rights LLC	DE	100%	by A24 Films LLC
Red Sea 2022-1, LLC	KS	100%	by Sherwood Park, Inc.
Red Sea 2024-1, LLC	KS	100%	by Sherwood Park, Inc.
Red Sea 2024-6, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
Renegade Brands USA, INC.	DE	20.0%	by Canon Portfolio Trust, LLC
Ride or Die CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Ride or Die Productions, LLC	CA	100%	by MRC II Holdings, LP
Ridge Media Holdings, LLC	DE	100%	by GEC Finance, LLC
Rights By Lloyd LLC	DE	100%	by A24 Films LLC
Ring Finger LLC	DE	100%	by A24 Films LLC
Ring Finger Rights LLC	DE	100%	by A24 Films LLC
Riot Going On, LLC	CA	100%	by MRC Documentary, L.P.
Ripley Park, LLC	DE	70.0%	by Sherwood Park, Inc.
Ripple Effects CDN Productions Inc.	CAN	100%	by MRC II Holdings, LP
Ripple Effects Productions, LLC	CA	100%	by MRC II Holdings, LP
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Riverside Portfolio Trust, LLC	DE	100%	by EPH, LLC
RJPC Holdings LLC	DE	95.0%	by RJPC Investor, LLC
RJPC Investor, LLC	DE	50.0%	by Eldridge RJPC Holdings, LLC
RJPC Investor, LLC	DE	50.0%	by Stonebriar Commercial Finance LLC
RJPC Lender LLC	DE	100%	by RJPC Holdings LLC
RNF AB Assetco, LLC	DE	100%	by Dayton Funding, LLC
RNF Assetco, LLC	KS	100%	by Mine Creek, LLC
Rocky Portfolio Trust, LLC	DE	100%	by McBride Portfolio Trust, LLC
Roll Down, LLC	CA	100%	by MRC II Holdings, LP
Rolling Stone Licensing LLC	DE	100%	by Rolling Stone LLC
Rolling Stone LLC	DE	100%	by Rolling Stone Media, LLC
Rolling Stone Media, LLC	DE	100%	by PME Music, LLC
Roman 1 Sarl	LUX	100%	by Roman JV Sarl
Roman 2 Sarl	LUX	100%	by Roman JV Sarl
Roman JV Sarl	LUX	100%	by CI Roman Holdings Sarl
Roman SNC	France	99.9%	by Roman 1 Sarl
Roman SNC	France	0.01%	by Roman 2 Sarl
Rosa Alpina 1537 S.R.L.	Italy	49.0%	by RA 1537 Holding Limited
Round About Bar LLC	DE	100%	by After The Fact LLC
Round About Pub Limited	GBR	100%	by A24 Films LLC
Royalty Rights LLC	DE	100%	by A24 Films LLC
RoyaltyHL5 LLC	DE	100%	by After The Fact LLC
RS Branding, LLC	DE	100%	by Rolling Stone LLC
Ruby Portfolio Trust, LLC	DE	100%	by EPH, LLC
Ruby Slipper Pair, LLC	KS	100%	by Sherwood Park, Inc.
Rules Beauty, Inc.	DE	36.57%	by A24 Ventures LLC
Rush Job LLC	DE	100%	by A24 Films LLC
S (BOS) LLC	MA	100%	by Competitive Socializing US LLC
S (CHI) LLC	DE	100%	by Competitive Socializing US LLC
S(LSV) LLC	NV	100%	by Competitive Socializing US LLC
44

Name	Jurisdiction	Percent of Voting Securities Owned
S(WBP)LLC	DC	100%	by Competitive Socializing US LLC
S(WDC) LLC	DC	100%	by Competitive Socializing US LLC
S(WMB) LLC	NY	100%	by Competitive Socializing US LLC
Sable River Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Sager House (Almeida) Limited	GBR	100%	by CH Capital A Holdings LLC
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Salsa Cruiseline Limited	GBR	100%	by A24 Films LLC
SAM Alternative Investment Opportunities Fund I, L.P.	DE	0%	Mgmt. by CAIS SAM Alternative Investment Opportunities Fund I GP LLC
SAM Alternative Investment Opportunities Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
SAM Alternative Investment Opportunities Fund II, L.P. Offshore	CYM	0%	Mgmt. by SAM Alternative Investment Opportunities Fund II GP LLC
Sapphire NY Hotel (Corp) LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel Dining LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel HoldCo LLC	DE	100%	by CGREF AIV 1 LP
Sapphire NY Hotel MezzCo LLC	DE	99.0%	by Sapphire NY Hotel PropCo HoldCo LLC
Sapphire NY Hotel OpCo GP LLC	DE	100%	by Sapphire NY Hotel OpCo HoldCo LLC
Sapphire NY Hotel OpCo HoldCo LLC	DE	99.0%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel OpCo LP	DE	100%	by Sapphire NY Hotel OpCo HoldCo LLC
Sapphire NY Hotel PropCo HoldCo LLC	DE	100%	by Sapphire NY Hotel HoldCo LLC
Sapphire NY Hotel PropCo LLC	DE	100%	by Sapphire NY Hotel MezzCo LLC
Saving The World LLC	DE	100%	by A24 Films LLC
SB 625 Madison Holding, LLC	DE	100%	by Security Benefit Life Insurance Company
SB Corporate Funding LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB Corporate Funding LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB ISH LLC	DE	100%	by Security Benefit Life Insurance Company
SB Knoema Holdings, LLC	DE	100%	by Gladstone Portfolio Trust, LLC
SB Restructured Asset, LLC	DE	100%	by Hawk Trail, LLC
SBC Civic Center LLC	DE	100%	by Mason Portfolio Trust, LLC
SBC LAD Holdings, LLC	DE	100%	by Eldridge Wealth Solutions, Inc.
SB-HS LOJV GP, LLC	DE	0%	Mgmt. by SB-HS Lot Option Joint Venture, LLC
SB-HS Lot Option Joint Venture, LLC	DE	99.0%	by Stonebriar Commercial Finance LLC
SB-HS Lot Option Pool 01, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
SB-HS Lot Option Pool 2, LP	DE	0%	Mgmt. by SB-HS LOJV GP, LLC
SBL Holdings, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
SBT Investors LLC	DE	100%	by NZC Capital LLC
SBT Media Holdings, LLC	DE	100%	by SBT Investors, LLC
SBT-WWB, LLC	DE	100%	by SBT Investors, LLC
SCF 1187-001A LLC	DE	65.0%	by Stonebriar Commercial Finance LLC
SCF 1187-002AP LLC	DE	86.1%	by Stonebriar Commercial Finance LLC
SCF 1187-003AP LLC	DE	68.6%	by Stonebriar Commercial Finance LLC
SCF 1239-003R LLC	DE	64.53%	by Stonebriar Commercial Finance LLC
SCF 1239-004R LLC	DE	64.53%	by Stonebriar Commercial Finance LLC
SCF 1286-005MRL LLC	DE	65.0%	by Stonebriar Commercial Finance LLC
SCF 1286-006CMR LLC	DE	70.67%	by Stonebriar Commercial Finance LLC
SCF 1286-009CS LLC	DE	84.43%	by Stonebriar Commercial Finance LLC
SCF 1322SL LLC	DE	85.24%	by Stonebriar Commercial Finance LLC
SCF 1324-01MB LLC	DE	65.84%	by Stonebriar Commercial Finance LLC
SCF 1337BCB LLC	DE	72.54%	by Stonebriar Commercial Finance LLC
SCF 1341UL LLC	DE	53.82%	by Stonebriar Commercial Finance LLC
SCF 1343-01M LLC	DE	63.22%	by Stonebriar Commercial Finance LLC
SCF 1358-001A LLC	DE	64.94%	by Stonebriar Commercial Finance LLC
45

Name	Jurisdiction	Percent of Voting Securities Owned
SCF 1373-001OT LLC	DE	50.34%	by Stonebriar Commercial Finance LLC
SCF 1378-002R LLC	DE	51.13%	by Stonebriar Commercial Finance LLC
SCF 1406-003T LLC	DE	56.91%	by Stonebriar Commercial Finance LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2019-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2020 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2021 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2022 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2022-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2023-1 GP Ltd.	CAN	99.9%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2024-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2025-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2025-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2026-1 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2026-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada Revolver GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2019-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2020-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2021-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2022-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2022-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2023-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2024-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2019-2 Limited Partnership	CAN	99.9%	by SCF Canada 2019-2 GP Ltd.
SCF Equipment Leasing Canada 2020-1 Limited Partnership	CAN	99.9%	by SCF Canada 2020 GP Ltd.
SCF Equipment Leasing Canada 2021-1 Limited Partnership	CAN	99.9%	by SCF Canada 2021 GP Ltd.
SCF Equipment Leasing Canada 2022-1 Limited Partnership	CAN	99.9%	by SCF Canada 2022 GP Ltd.
SCF Equipment Leasing Canada 2022-2 Limited Partnership	CAN	99.9%	by SCF Canada 2022-2 GP Ltd.
SCF Equipment Leasing Canada 2023-1 Limited Partnership	CAN	99.9%	by SCF Canada 2023-1 GP Ltd.
SCF Equipment Leasing Canada 2024-1 Limited Partnership	CAN	99.9%	by SCF Canada 2024-1 GP Ltd.
SCF Equipment Leasing Canada 2025-1 Limited Partnership	CAN	99.9%	by SCF Canada 2025-1 GP Ltd.
SCF Equipment Leasing Canada 2025-2 Limited Partnership	CAN	99.9%	by SCF Canada 2025-2 GP Ltd.
SCF Equipment Leasing Canada 2026-1 Limited Partnership	CAN	99.9%	by SCF Canada 2026-1 GP Ltd.
SCF Equipment Leasing Canada 2026-2 Limited Partnership	CAN	99.9%	by SCF Canada 2026-2 GP Ltd.
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF FW Issuer LLC	DE	100%	by SCF Aviation Capital LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF MRL Subsidiary LLC	DE	84.96%	by Stonebriar Commercial Finance LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Preferred Equity II, LLC	DE	0%	Mgmt. by Stonebriar Finance Holdings LLC
SCF Preferred Equity, LLC	DE	0%	Mgmt. by Stonebriar Finance Holdings LLC
46

Name	Jurisdiction	Percent of Voting Securities Owned
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Revolver Canada Limited Partnership	CAN	99.9%	by SCF Canada Revolver GP Ltd.
SCF SB Investor, LLC	KS	100%	by Sherwood Park, Inc.
SCF Servicing Company LLC	DE	99.0%	by SCF Funding LLC
Scranton Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
SE2 Services LLC	DE	100%	by Zinnia Corporate Holdings, LLC
se2, LLC	KS	100%	by Zinnia Corporate Holdings, LLC
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Second Failure, LLC	CA	100%	by MRC II Holdings, LP
Security Benefit Academy, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
Security Benefit Business Services, LLC	KS	100%	by Eldridge Wealth Solutions, Inc.
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, Inc.
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, Inc.
Seek Data Holdings, LLC	DE	71.80%	by SB Knoema Holdings, LLC
Seek Data LLC	TN	100%	by Seek Data Holdings, LLC
Sensory Impact Group, LLC	DE	100%	by Arch Portfolio Trust, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sesame Marketplace, Inc.	DE	90.0%	by Aurify Brands Management, LLC
Seward Street Maiden Voyage, LLC	CA	100%	by X4Y LLC
Seward Street Productions, LLC	CA	100%	by Seward Street Maiden Voyage, LLC
SFG Multi-Strategy Fund GP LLC	DE	100%	by Capital Integration Systems LLC
SFG Multi-Strategy Fund, L.P.	DE	0%	Mgmt. by SFG Multi-Strategy Fund GP LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Life Insurance Company
Sharp FundingCo LP	DE	0%	Mgmt. by Eldridge Sharp FC LLC
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared GSD LLC
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared PB LP
Sharp FundingCo LP	DE	0%	Mgmt. by Sharp Squared PC LP
Sharp FundingCo SP LP	DE	0%	Mgmt. by Sharp FundingCo LP
Sharp FundingCo W LP	DE	0%	Mgmt. by Sharp FundingCo LP
Sharp Squared GSD LLC	DE	100%	by Eldridge Sharp Holdings LLC
Sharp Squared PB GP LLC	DE	100%	by Eldridge Industries, LLC
Sharp Squared PB LP	DE	0%	Mgmt. by Eldridge Sharp PB LLC
Sharp Squared PB LP	DE	0%	Mgmt. by Sharp Squared PB GP LLC
Sharp Squared PC GP LLC	DE	100%	by Eldridge Industries, LLC
Sharp Squared PC LP	DE	0%	Mgmt. by Eldridge Sharp PC LLC
Sharp Squared PC LP	DE	0%	Mgmt. by Sharp Squared PC GP LLC
Sharp Squared PI LLC	DE	100%	by Eldridge Sharp Holdings LLC
Shelter At Home LLC	DE	100%	by A24 Films LLC
Shepherd's Pie UK Ltd	GBR	100%	by MRC II Holdings, LP
Shepherd's Pie, LLC	CA	100%	by MRC II Holdings, LP
Sherwood Park, Inc.	KS	100%	by Eldridge Wealth Solutions, Inc.
Shock Hill Field, LLC	KS	100%	by Sherwood Park, Inc.
Short of the Week, LLC	DE	10.3%	by Sugar23, Inc.
Simpatica Decisao Unipessoal Lda.	LUX	100%	by Blackbrook Property Holdings SARL
Simples Rotina Unipessoal Lda.	LUX	100%	by Blackbrook Property Holdings SARL
Sirio Acquisition S.r.l.	Italy	100%	by Flexjet International, DAC
Sirio S.p.A.	Italy	95.0%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
Sixth Floor LLC	DE	100%	by A24 Films LLC
47

Name	Jurisdiction	Percent of Voting Securities Owned
SJS&W Washington OpCo LLC	DE	100%	by St. James Sports and Wellness Washington LLC
SJS&W Washington PropCo LLC	DE	100%	by St. James Sports and Wellness Washington LLC
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
Skylark Portfolio Trust, LLC	DE	100%	by EPH, LLC
Skyline Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Slayground LLC	DE	100%	by A24 Films LLC
Slayground Productions Inc.	CAN	100%	by Slayground Rights LLC
Slayground Rights LLC	DE	100%	by A24 Films LLC
Slushie LLC	DE	100%	by After The Fact LLC
Smith Portfolio Trust, LLC	DE	100%	by Walsh Portfolio Trust, LLC
Social By Lloyd Limited	GBR	100%	by A24 Films LLC
Social By Lloyd LLC	DE	100%	by A24 Films LLC
Societe Nouvelle De L'hotel Bora Bora	French Polynesia	88.98%	by Tahitian Resorts Limited
Soggy Jam UK Limited	GBR	100%	by MRC II Holdings, LP
Soggy Jam, LLC	CA	100%	by MRC II Holdings, LP
Somebody Told Me, LLC	DE	100%	by Eldridge IP Holdings LLC
Sommsation Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Sommsation Services Holdings LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation Services, LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation, LLC	DE	100%	by Sommsation Holdings, LLC
Soundview Portfolio Trust, LLC	DE	100%	by Field Point Portfolio Trust, LLC
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Speed Bump LLC	GBR	100%	by A24 Films LLC
Spinmedia LLC	DE	100%	by EMH-PME Holdings, LLC
Spoon River Investments, LLC	DE	100%	by SBT Investors, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRSB Credit Fund LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
SRSB OCF LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
SSVP Capital, LLC	KS	100%	by Hawk Trail, LLC
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
StandardVision MIP, LLC	DE	100%	by Eldridge StandardVision Holdings, LLC
Starmaker Rights LLC	DE	100%	by A24 Films LLC
Starmaker Studios LLC	DE	100%	by A24 Films LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EPH, LLC
Stereogum Media LLC	DE	20.0%	by EMG AH LLC
Stewart Street Productions, LLC	DE	100%	by DCP Holdings DE, LLC
Stonebriar ABF Holdings LLC	DE	83.0%	by Stonebriar Holdings LLC
Stonebriar ABF Issuer LLC	DE	100%	by Stonebriar ABF Holdings LLC
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	88.4%	by Stonebriar Holdings LLC
Stonebriar Global Management Holdings LLC	DE	100%	by Stonebriar Holdings LLC
Stonebriar Global Management LLC	DE	100%	by Eldridge Capital Management, LLC
Stonebriar Holdings II LLC	DE	1.0%	by Eldridge Wealth Solutions, Inc.
Stonebriar Holdings II LLC	DE	99.0%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Three L Finance Holdings, LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Strataca Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Strivers LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
48

Name	Jurisdiction	Percent of Voting Securities Owned
Studio Momo LLC	DE	100%	by After The Fact LLC
Stuerza Properties Ltd	Cyprus	100%	by B.L. Bluepro Holdings Ltd
Sugar23 Podcast Group LLC	DE	100%	by Sugar23, Inc.
Sugar23, Inc.	DE	16.90%	by Valence Circle Up, LLC
Sulliverhills Spain, SLU	Spain	95.0%	by CIEF1 UK Holdings Limited
Sunday Best, LLC	CA	100%	by MRC Documentary, L.P.
Sunny Waves, LLC	CA	100%	by MRC II Holdings, LP
Sunset Hills, LLC	KS	100%	by Sherwood Park, Inc.
Sunset Screams LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Super Eagles, LLC	CA	100%	by MRC Documentary Holdings, LLC
Super, Awesome & Amazing LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Sweepstakes Hero, LLC	CA	100%	by MRC Documentary, L.P.
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
Swingers BOS, LLC	DE	50.0%	by S (BOS) LLC
Swingers NY LLC	NY	100%	by Competitive Socializing US LLC
SXSW, LLC	TX	50.0%	by PME Holdings, LLC
Syracuse City, LLC	KS	100%	by Sherwood Park, Inc.
Tahitian Resorts Limited	BVI	100%	by TR Finco Limited
Talk Later LLC	DE	100%	by A24 Films LLC
Tamarack Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
TCG Private Credit 2024, L.P.	DE	0%	Mgmt. by CAIS TCG Private Credit 2024 GP LLC
TCG Private Equity 2022, L.P.	DE	0%	Mgmt. by CAIS TCG Private Equity 2022 GP LLC
TCI Finco LIMITED	GBR	100%	by Mana Holdco Limited
Technicolor Dreamcourt LLC	DE	100%	by A24 Films LLC
Terror on the Fox Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
TFEG ABG LA JV, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
TFEG LB Event LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
TFEG OW JV, LLC	DE	50.0%	by Thirteenth Floor Entertainment Group, LLC
TFEG Winchester Event LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
The Ambassador Hotel Cooperative Apartments Corp.	FL	100%	by Palm Beach Ambassador Holdco LLC
The Edgewater House Corporation	FL	100%	by Palm Beach Edgewater Holdco LLC
The Eldridge Convive Irrevocable Trust, LLC	DE	100%	by Eldridge Convive Holdings II, LLC
The Eldridge FGNY Irrevocable Trust	DE	0%	Mgmt. by Eldridge FGNY Holdings, LLC
The Hollywood Reporter, LLC	DE	100%	by PME Holdings, LLC
The Most Down to Earth, LLC	CA	100%	by MRC Documentary, L.P.
The St. James FCVA LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Lacrosse LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Media LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
The St. James Sports & Wellness Lincolnshire LLC	DE	100%	by Cain International LP
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
49

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99.0%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65.0%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	17.09%	by CH Capital A Holdings LLC
The Stage Shoreditch LLP	GBR	65.56%	by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Master Residential Limited	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Rental Residential Limited	GBR	100%	by The Stage Shoreditch Master Residential Limited
The Stage Shoreditch Residential HoldCo Limited	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch Residential HoldCo Limited
Thirteenth Floor Entertainment Group, LLC	DE	50.0%	by Sensory Impact Group, LLC
Thornwood Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
Thurston Aviation Engineering Limited	GBR	100%	by Flexjet Operations Ltd.
Thurston Aviation Limited	GBR	100%	by Flexjet Operations Ltd.
TLB-GBM, LLC	DE	100%	by Todd L. Boehly, Individual
Topeka Grand Hotels, LLC	DE	37.0%	by Security Benefit Life Insurance Company
Tornado Digital, LLC	KS	100%	by Sherwood Park, Inc.
Touches LLC	DE	100%	by A24 Films LLC
TR Finco Limited	GBR	100%	by Mana Holdco Limited
Trigger Investco, LLC	DE	100%	by Putnam Asset Holdings, LLC
Trigger Media Group, LLC	DE	100%	by Trigger Investco, LLC
Trinity Stuart Development LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Holding, LLC	DE	85.0%	by CI Boston Holdings LLC
Trinity Stuart Hotel LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Mezz LLC	DE	100%	by Trinity Stuart Holding, LLC
Truebill, Inc.	DE	18.22%	by Eldridge Truebill Funding, LLC
TS Pied-a-Terre Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Residences Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Retail Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TSJ Bethesda Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
50

Name	Jurisdiction	Percent of Voting Securities Owned
TSJ Lincolnshire Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Management Company LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ RTC Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Tysons Galleria Property LLC	VA	0%	Mgmt. by The St. James Sports and Wellness Complex LLC
Turkey Club LLC	DE	100%	by A24 Films LLC
Turville Film Ltd.	GBR	100%	by A24 Films LLC
Turville Rights LLC	DE	100%	by A24 Films LLC
Tuttle Portfolio Trust, LLC	DE	100%	by EPH, LLC
Tuvoli Canada, Inc.	CAN	100%	by Tuvoli, LLC
Tuvoli Holdings, LLC	DE	16.87%	by Eldridge EA Holdings, LLC
Tuvoli Holdings, LLC	DE	2.45%	by Eldridge Tuvoli Holdings LLC
Tuvoli Holdings, LLC	DE	12.98%	by Epic Preferred Holdings II LLC
Tuvoli Holdings, LLC	DE	3.67%	by Epic Preferred Holdings LLC
Tuvoli, LLC	DE	100%	by Tuvoli Holdings, LLC
Twenty Years LLC	DE	100%	by After The Fact LLC
Un Chien Bizarre LLC	DE	100%	by A24 Films LLC
Uniq Lark Development, S.L.U.	Spain	100%	by Sulliverhills Spain, SLU
Upstate Riot, LLC	CA	100%	by MRC Documentary Holdings, LLC
Valence A24, LLC	DE	100%	by EMG AH LLC
Valence APM, LLC	DE	100%	by Media Rights Capital II, LLC
Valence Circle Up, LLC	DE	100%	by EMG AH LLC
Valence FW73, LLC	DE	100%	by EMG AH LLC
Valence Media, LLC	DE	100%	by EMH-PME LLC
Valence Zig Holdings, LLC	DE	100%	by EMG AH LLC
Variety Media, LLC	DE	100%	by PME Holdings, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Venture Brand Management LLC	DE	100%	by Sugar23, Inc.
Vibe Media Publishing, LLC	DE	100%	by PME Music, LLC
Vim & Victor LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Viral Nation, Inc.	CAN	19.1%	by Eldridge Viral Nation Purchaseco Ltd.
Vista Portfolio Trust, LLC	DE	100%	by EPH, LLC
Vivid Seats, Inc.	DE	29.77%	by Post Portfolio Trust, LLC
Volo Sicuro, LLC	DE	5.97%	by Epic Aero, Inc.
Volo Sicuro, LLC	DE	19.89%	by Mayfair Portfolio Trust, LLC
Vydia, Inc.	DE	100%	by Gamma Media Holdings, LLC
WAAM Acquisition LLC	VA	100%	by The St. James Media LLC
WABH JV LLC	DE	0.27%	by CI BH Holdings II LLC
WABH JV LLC	DE	0.88%	by CI BH Holdings LLC
WABH LLC	DE	100%	by WABH Mezz I LLC
WABH Mezz I LLC	DE	100%	by WABH Mezz II LLC
WABH Mezz II LLC	DE	100%	by WABH JV LLC
Waldron Private Equity Fund I GP LLC		100%	by Capital Integration Systems LLC
Waldron Private Equity Fund I, L.P.	DE	0%	Waldron Private Equity Fund I GP LLC
Walker Portfolio Trust, LLC	DE	100%	by EPH, LLC
Wallace Portfolio Trust, LLC	DE	100%	by EPH, LLC
Walnut Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Walsh Portfolio Trust, LLC	DE	100%	by EPH, LLC
Wanamaker Portfolio Trust, LLC	KS	100%	by EPH, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50.0%	by CHE 830 Brickell LLC
Watson Brickell Development Pledgor, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
51

Name	Jurisdiction	Percent of Voting Securities Owned
Waverly Growth Fund II GP LLC	DE	100%	by Capital Integration Systems LLC
Waverly Growth Fund II, L.P.	DE	0%	Mgmt. by Waverly Growth Fund II GP LLC
Way Upfronts, LLC	DE	100%	by Sugar23, Inc.
WBC, LLC	DE	100%	by MRC II Holdings, LP
Weary Blues Holdings, LLC	KS	100%	by Sherwood Park, Inc.
Weaver Portfolio Trust, LLC	DE	100%	by EPH, LLC
Weer CLT LLC	DE	100%	by A24 Films LLC
Weer Rights LLC	DE	100%	by A24 Films LLC
Weissach Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Western Meadowlark Plains, LLC	KS	100%	by Sherwood Park, Inc.
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50.0%	by Galliard Developments Ltd
Westwood Portfolio Trust, LLC	DE	100%	by EPH, LLC
White Whale Productions, LLC	CA	100%	by MRC II Holdings, LP
Wight Cap Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Wildfires, LLC	CA	100%	by MRC Documentary, L.P.
Wildwood Portfolio Trust, LLC	DE	100%	by SBT Investors, LLC
Williamstown Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Winchester Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Windsor Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Windy Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Winning Spirit and Sons LLC	DE	100%	by A24 Films LLC
Winward Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
WIP Slate Limited	GBR	100%	by A24 Studios Limited
Wizards Productions LLC	DE	100%	by A24 Films LLC
Wrong Trailer Park LLC	DE	92.5%	by A24 Films LLC
WWB Holdings, LLC	DE	100%	by SBT-WWB, LLC
X4Y LLC	DE	100%	by Sugar23, Inc.
Yekaterina UK Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC
ZDS Holdings LLC	DE	100%	by Zinnia Tech Solutions LLC
Zinnia Asset Holdings II, LLC	DE	100%	by Zinnia Asset Holdings, LLC
Zinnia Asset Holdings III, LLC	DE	100%	by Zinnia Holdco, LLC
Zinnia Asset Holdings, LLC	DE	100%	by Zinnia Asset Holdings III, LLC
Zinnia Business Services LLC	DE	100%	by Zinnia Corporate Holdings, LLC
Zinnia Consulting LLC	DE	100%	by Zinnia Distributor Solutions LLC
Zinnia Corporate Holdings, LLC	DE	100%	by Zinnia Asset Holdings, LLC
Zinnia Digital Service LLP	India	0.0001%	by se2, LLC
Zinnia Digital Service LLP	India	99.9999%	by Zinnia Corporate Holdings, LLC
Zinnia Distributor Solutions LLC	DE	100%	by ZDS Holdings LLC
Zinnia Holdco, LLC	KS	100%	by Eldridge Wealth Solutions, Inc.
Zinnia Tech Solutions Canada ULC	CAN	100%	by Zinnia Tech Solutions LLC
Zinnia Tech Solutions LLC	DE	100%	by Zinnia Corporate Holdings, LLC
Zinnia Technology Services Ireland	Ireland	100%	by Zinnia Corporate Holdings, LLC
SBL is the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variable Annuity Account XI, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account, and Parkstone Variable Annuity Separate Account. As depositor of the separate accounts, SBL might be deemed to control them.
Item 30.
Indemnification
52

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
The Articles of Incorporation include the following provision:
(a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.
(b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Principal Underwriter
(a)(1)	Security Distributors, LLC (“SDL”), a subsidiary of SBL, acts as principal underwriter for the following separate accounts of SBL:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Universal Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
SBL Variable Annuity Account VIII (Variflex Extra Credit)
SBL Variable Annuity Account VIII (Variflex LS)
SBL Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account

53

(a)(2)	SDL acts as principal underwriter for the following separate accounts of First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President and Head of Distribution
	Colin W. Bishop	Chief Financial Officer, Treasurer, and Finance and Operations Principal
	Kurt E. Auleta	Senior Vice President, Sales Manager West
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Market and Affiliates
	Michael T. Maghini	Senior Vice President, National Accounts
	Michael K. Reidy	Senior Vice President
	Matthew V. Rocha	Senior Vice President, Sales Manager East
	Richard J. Wells	Senior Vice President
	Gregory C. Garhart	Vice President, Chief Compliance Officer and AML Chief Compliance Officer
	Alison J. Pollock	Vice President and Secretary
	Aaron M. Tallen	Vice President, Inside Sales, 401k and Defined Contributions
	Donald A. Wiley	Vice President
	Mark J. Carr	Assistant Vice President
	Lisa M. Young	Assistant Treasurer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.
(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$534,142[1]	$306,584[2]	$0	N/A

1
SBL pays commissions to selling broker-dealers through SDL. This is the amount paid to SDL in connection with all contracts sold through the separate account. SDL passes through to selling broker-dealers all such amounts.

2
A contingent deferred sales charge may be assessed on full or partial withdrawals from certain contracts supported by the Separate Account. This is the amount of contingent deferred sales charge assessed in connection with withdrawals from all such contracts, all of which is retained by SBL.

Item 31A.
Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment
Not Applicable
Item 32.
Location of Accounts and Records
[Omitted]
Item 33.
Management Services
All management contracts are discussed in Part A or Part B.
54

Item 34.
Fee Representation and Other Representations
Fee Representation
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Security Benefit Life Insurance Company.
Other Representations
(a)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon the American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) at paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.
(b)
Security Benefit Life Insurance Company represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.
55

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Topeka, and State of Kansas on this 29th day of April, 2026.
By:	Security Benefit Life Insurance Company
(the Insurance Company)
*
Douglas G. Wolff, Chief Executive Officer and Director
By:	SBL Variable Annuity Account XIV
(The Registered Separate Account)
*
Douglas G. Wolff, Chief Executive Officer and Director
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2026.
SIGNATURES AND TITLES
By:	*
Douglas G. Wolff, Chief Executive Officer and Director
By:	*
Brian J. Beckett, Senior Vice President, Chief Financial Officer, and Director
By:	*
Rui Guo, Senior Vice President, Chief Actuary, Chief Product Officer, and Director
By:	*
John F. Guyot, Senior Vice President, Chief Legal Officer, and Director
By:	*
Joseph W. Wittrock, Senior Vice President, Chief Investment Officer, and Director
*By:	/s/ Alison Pollock
Alison Pollock, as Attorney-in-Fact
1

EXHIBIT INDEX
(l)(1)	Consent of Independent Registered Public Accounting Firm
(l)(2)	Consent of Counsel
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Label Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
1